                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09195
                  ---------------------------------------------

                           SA FUNDS - INVESTMENT TRUST
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

            3055 Olin Avenue, Suite 2000, San Jose, California 95128
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                                     Hong Ho
                          Loring Ward Advisor Services
                          3055 Olin Avenue, Suite 2000
                           San Jose, California 95128
                     (Name and address of agent for service)

                                    Copy to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW, 2nd Floor
                             Washington, D.C. 20036

                               Thomas Reyes, Esq.
                       State Street Bank and Trust Company
                         225 Franklin Street, 2nd Floor
                           Boston, Massachusetts 02110

        Registrant's telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO SHAREHOLDERS.

[SA FUNDS LOGO]

[GRAPHIC]

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD


ANNUAL REPORT


JUNE 30, 2005

TABLE OF CONTENTS

                                                                                                    PAGE
MANAGEMENT DISCUSSION AND ANALYSIS                                                                    1
UNDERSTANDING YOUR FUND'S EXPENSES                                                                    8
PORTFOLIOS OF INVESTMENTS
   SA Fixed Income Fund                                                                              11
   SA U.S. Market Fund                                                                               13
   SA U.S. HBtM Fund                                                                                 31
   SA U.S. Small Company Fund                                                                        35
   SA International HBtM Fund                                                                        58
   SA International Small Company Fund                                                               66
STATEMENTS OF ASSETS AND LIABILITIES                                                                 68
STATEMENTS OF OPERATIONS                                                                             70
STATEMENTS OF CHANGES IN NET ASSETS                                                                  72
FINANCIAL HIGHLIGHTS                                                                                 76
NOTES TO FINANCIAL STATEMENTS                                                                        82
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                              89
PROXY VOTING POLICIES AND PROCEDURES                                                                 90
QUARTERLY PORTFOLIO SCHEDULE                                                                         90
TRUSTEES AND OFFICERS' INFORMATION                                                                   90
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS            92
TAX INFORMATION NOTICE                                                                               98
FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC. & THE DFA INVESTMENT TRUST COMPANY      99

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that Fund objectives will be achieved.

SA FIXED INCOME FUND

     During fiscal 2005, the Federal Reserve Board increased the Federal Funds rate eight times in an attempt to control inflationary pressures on goods and keep the economy growing at a steady pace. The Federal Funds rate is the rate at which banks lend to other banks at the Federal Reserve. Based on testimony from the Federal Reserve Board, rate increases are expected to continue over the near term.

     There is generally an inverse relationship between interest rates and the price of bonds. Therefore, as interest rates increase, the prices for bonds are expected to decrease, and vice versa. However, despite the rate increases by the Federal Reserve Board, the Fund had a positive return for fiscal 2005. The Federal Reserve Board and the Federal Funds rate influence very short-term securities, while supply and demand typically influence longer term securities. Fiscal 2005 saw substantial demand for mid- and long-term securities, which kept bond prices up.

     Reversing the trend of fiscal 2003 and fiscal 2004, the average maturity of the Fund decreased to 4.01 years at the end of fiscal 2005. The Fund greatly increased its international exposure during fiscal 2005. It began the year with 35% invested in international securities and ended with approximately 70%.

[CHART]

  Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund
                  vs. the Lehman Brothers Aggregate Bond Index

                           SA FIXED INCOME FUND    LEHMAN AGGREGATE BOND INDEX
   7/29/99                         $  10,000.00                   $  10,000.00
   9/30/99                         $  10,073.00                   $  10,111.00
  12/31/99                         $  10,147.00                   $  10,099.00
 3/31/2000                         $  10,268.00                   $  10,322.00
 6/30/2000                         $  10,390.00                   $  10,500.00
 9/30/2000                         $  10,559.28                   $  10,817.35
12/31/2000                         $  10,746.21                   $  11,273.17
 3/31/2001                         $  10,922.30                   $  11,614.38
 6/30/2001                         $  11,001.21                   $  11,679.20
 9/30/2001                         $  11,296.27                   $  12,218.24
12/31/2001                         $  11,310.91                   $  12,222.73
 3/31/2002                         $  11,262.64                   $  12,234.73
 6/30/2002                         $  11,725.88                   $  12,687.52
 9/30/2002                         $  12,355.73                   $  13,269.59
12/31/2002                         $  12,509.83                   $  13,477.93
 3/31/2003                         $  12,627.61                   $  13,665.28
 6/30/2003                         $  12,921.85                   $  14,006.91
 9/30/2003                         $  12,845.84                   $  13,986.70
12/31/2003                         $  12,762.39                   $  14,031.56
 3/31/2004                         $  13,130.22                   $  14,403.78
 6/30/2004                         $  12,679.43                   $  14,390.42
 7/31/2004                         $  12,767.31                   $  14,532.89
 8/31/2004                         $  13,005.83                   $  14,810.47
 9/30/2004                         $  13,010.25                   $  14,850.46
10/31/2004                         $  13,098.67                   $  14,975.20
11/30/2004                         $  12,972.36                   $  14,856.90
12/31/2004                         $  13,057.56                   $  14,993.58
 1/31/2005                         $  13,070.26                   $  15,088.04
 2/28/2005                         $  12,994.05                   $  14,999.02
 3/31/2005                         $  12,946.53                   $  14,922.52
 4/30/2005                         $  13,099.89                   $  15,123.97
 5/31/2005                         $  13,214.91                   $  15,287.31
 6/30/2005                         $  13,289.78                   $  15,371.39

     The Lehman Brothers Aggregate Bond Index is a market capitalization weighted broad index of U.S. investment-grade fixed income securities with maturities of over one year.

     PERFORMANCE INFORMATION

                                          ONE       FIVE         SINCE
                                          YEAR      YEARS      INCEPTION
       ------------------------------------------------------------------
       SA Fixed Income Fund               4.81%     5.05%          4.92%(a)
       Lehman Aggregate Bond Index        6.82%     7.41%          7.11%(b)

(a)  From Commencement of operations (July 29, 1999)
(b) Performance for the benchmarks is not available from July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. MARKET FUND

     The Fund invests in common stocks that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund's portfolio includes companies that are large and small and that have characteristics of value and growth companies.

     Despite a war in Iraq, eight increases in the Federal Funds rate and the rising price of oil, returns for U.S. stocks were positive. Fiscal 2005 had strong earnings and numerous mergers and acquisitions. The Fund captured the continuation of U.S. stock market recovery and this performance helped push the Fund's annualized inception return to fiscal year end into positive territory.

[CHART]

  Comparison of Change in Value of a $10,000 Investment in SA U.S. Market Fund
                    vs. the Wilshire 5000 Total Market Index

                                    SA U.S. MARKET FUND      WILSHIRE 5000 INDEX
    8/5/99                                  $ 10,000.00             $  10,000.00
   9/30/99                                  $  9,740.00             $   9,648.00
  12/31/99                                  $ 11,150.00             $  11,410.00
 3/31/2000                                  $ 11,830.00             $  11,846.00
 6/30/2000                                  $ 11,590.00             $  11,314.00
 9/30/2000                                  $ 11,949.98             $  11,334.02
12/31/2000                                  $ 10,931.01             $  10,163.22
 3/31/2001                                  $  9,754.06             $   8,915.15
 6/30/2001                                  $ 10,327.43             $   9,581.64
 9/30/2001                                  $  8,756.83             $   8,059.20
12/31/2001                                  $  9,796.15             $   9,056.22
 3/31/2002                                  $  9,887.00             $   9,143.35
 6/30/2002                                  $  8,655.12             $   7,990.33
 9/30/2002                                  $  7,180.38             $   6,647.01
12/31/2002                                  $  7,704.63             $   7,167.41
 3/31/2003                                  $  7,460.98             $   6,946.33
 6/30/2003                                  $  8,668.73             $   8,093.18
 9/30/2003                                  $  8,942.63             $   8,392.94
12/31/2003                                  $ 10,010.02             $   9,434.12
 3/31/2004                                  $ 10,203.89             $   9,680.61
 6/30/2004                                  $ 10,326.34             $   9,804.95
 7/31/2004                                  $  9,928.39             $   9,430.40
 8/31/2004                                  $  9,938.59             $   9,461.52
 9/30/2004                                  $ 10,091.65             $   9,629.94
10/31/2004                                  $ 10,224.30             $   9,794.61
11/30/2004                                  $ 10,673.27             $  10,253.00
12/31/2004                                  $ 11,032.98             $  10,625.18
 1/31/2005                                  $ 10,755.61             $  10,342.55
 2/28/2005                                  $ 10,971.34             $  10,557.68
 3/31/2005                                  $ 10,786.43             $  10,370.81
 4/30/2005                                  $ 10,539.88             $  10,136.43
 5/31/2005                                  $ 10,930.25             $  10,531.75
 6/30/2005                                  $ 10,981.61             $  10,626.54

     The Wilshire 5000 Total Market Index is a market capitalization weighted broad index of all U.S.-headquartered equity securities.

     PERFORMANCE INFORMATION

                                        ONE        FIVE        SINCE
                                        YEAR       YEARS     INCEPTION
      ----------------------------------------------------------------
      SA U.S. Market Fund               6.35%     (1.07)%        1.60%(a)
      Wilshire 5000 Index               8.38%     (1.24)%        1.45%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. HBtM FUND

     The Fund invests in common stocks of large U.S. companies that are traded on a principal U.S. exchange or on the over-the-counter market in the U.S. and that the Fund's investment sub-adviser believes are value stocks at the time of purchase. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

     Despite a war in Iraq, eight increases in the Federal Funds rate and the rising price of oil, value companies performed well. Additionally, the value premium was evident in fiscal 2005, as value company stocks outperformed growth company stocks.

[CHART]

     Comparison of Change in Value of a $10,000 Investment in U.S. HBtM Fund
                        vs. the Russell 1000 Value Index

                               SA U.S. HBtM FUND     RUSSELL 1000 VALUE INDEX
    8/5/99                          $  10,000.00                 $  10,000.00
   9/30/99                          $   9,270.00                 $   9,334.28
  12/31/99                          $   9,410.00                 $   9,788.30
 3/31/2000                          $   9,010.00                 $   9,768.87
 6/30/2000                          $   8,620.00                 $   9,259.30
 9/30/2000                          $   9,410.56                 $  10,121.60
12/31/2000                          $  10,216.65                 $  10,486.13
 3/31/2001                          $  10,450.84                 $   9,872.12
 6/30/2001                          $  11,179.08                 $  10,353.79
 9/30/2001                          $   9,199.78                 $   9,219.52
12/31/2001                          $  10,302.65                 $   9,899.52
 3/31/2002                          $  10,476.96                 $  10,304.40
 6/30/2002                          $   8,909.59                 $   9,426.67
 9/30/2002                          $   7,128.32                 $   7,656.22
12/31/2002                          $   7,783.28                 $   8,362.24
 3/31/2003                          $   7,364.67                 $   7,955.50
 6/30/2003                          $   8,884.79                 $   9,329.91
 9/30/2003                          $   9,171.36                 $   9,522.41
12/31/2003                          $  10,616.35                 $  10,873.55
 3/31/2004                          $  10,903.28                 $  11,202.25
 6/30/2004                          $  11,056.99                 $  11,300.94
 7/31/2004                          $  10,616.35                 $  11,141.60
 8/31/2004                          $  10,565.11                 $  11,299.81
 9/30/2004                          $  10,862.29                 $  11,474.96
10/31/2004                          $  11,016.00                 $  11,665.44
11/30/2004                          $  11,723.07                 $  12,255.71
12/31/2004                          $  12,168.84                 $  12,666.28
 1/31/2005                          $  11,847.24                 $  12,440.82
 2/28/2005                          $  12,210.33                 $  12,852.61
 3/31/2005                          $  12,158.46                 $  12,676.53
 4/30/2005                          $  11,722.75                 $  12,449.62
 5/31/2005                          $  12,199.96                 $  12,749.66
 6/30/2005                          $  12,438.56                 $  12,888.63

     The Russell 1000 Value Index is comprised of companies with the lowest price-to-book ratios within the Russell 1000 Index. The Russell 1000 Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

     PERFORMANCE INFORMATION

                                         ONE      FIVE         SINCE
                                        YEAR      YEARS      INCEPTION
       ---------------------------------------------------------------
       SA U.S. HBtM Fund                12.50%    7.61%          3.76%(a)
       Russell 1000 Value Index         14.05%    6.55%          4.38%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA U.S. SMALL COMPANY FUND

     The Fund invests in common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market in the U.S. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

     Despite a war in Iraq, eight increases in the Federal Funds rate and the rising price of oil, small companies performed well. Additionally, the small cap premium was evident in fiscal 2005, as small company stocks outperformed large company stocks.

[CHART]

            Comparison of Change in Value of a $10,000 Investment in
                           SA U.S. Small Company Fund
                           vs. the Russell 2000 Index

                   SA U.S. SMALL CO. FUND            RUSSELL 2000 INDEX
    8/5/99                   $     10,000                  $     10,000
   9/30/99                   $     10,030                  $      9,943
  12/31/99                   $     11,460                  $     11,745
 3/31/2000                   $     12,430                  $     12,544
 6/30/2000                   $     12,580                  $     12,036
 9/30/2000                   $     13,271                  $     12,709
12/31/2000                   $     12,202                  $     11,831
 3/31/2001                   $     11,540                  $     11,062
 6/30/2001                   $     13,714                  $     12,643
 9/30/2001                   $     10,757                  $     10,015
12/31/2001                   $     13,284                  $     12,126
 3/31/2002                   $     13,705                  $     12,609
 6/30/2002                   $     12,271                  $     11,556
 9/30/2002                   $      9,674                  $      9,083
12/31/2002                   $     10,255                  $      9,642
 3/31/2003                   $      9,744                  $      9,209
 6/30/2003                   $     12,180                  $     11,366
 9/30/2003                   $     13,372                  $     12,397
12/31/2003                   $     15,327                  $     14,198
 3/31/2004                   $     16,179                  $     15,086
 6/30/2004                   $     16,279                  $     15,157
 7/31/2004                   $  15,106.14                  $  14,136.69
 8/31/2004                   $  14,875.59                  $  14,064.59
 9/30/2004                   $  15,637.41                  $  14,724.22
10/31/2004                   $  15,908.06                  $  15,014.29
11/30/2004                   $  17,241.25                  $  16,316.03
12/31/2004                   $  17,822.64                  $  16,798.98
 1/31/2005                   $  17,171.08                  $  16,098.46
 2/28/2005                   $  17,501.87                  $  16,370.52
 3/31/2005                   $  16,960.58                  $  15,902.32
 4/30/2005                   $  15,918.09                  $  14,991.12
 5/31/2005                   $  16,990.66                  $  15,973.04
 6/30/2005                   $  17,582.08                  $  16,589.60

     The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

     PERFORMANCE INFORMATION

                                             ONE       FIVE       SINCE
                                             YEAR      YEARS    INCEPTION
        -----------------------------------------------------------------
        SA U.S. Small Company Fund           8.00%     6.93%        10.03%(a)
        Russell 2000 Index                   9.45%     5.70%         7.70%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA INTERNATIONAL HBtM FUND

     The Fund invests in common stocks of large non-U.S. companies that the Fund's investment sub-adviser believes are value stocks at the time of purchase. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

     In fiscal 2005, value company stocks collectively outperformed growth company stocks and international stocks outperformed U.S. stocks. The Fund benefited significantly from this performance. In fiscal 2004, the declining U.S. dollar had a large impact on the Fund's return. However, in fiscal 2005, the impact of U.S. dollar exchange rate changes was negligible.

     The following international markets were represented in the Fund at fiscal year end: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

[CHART]

            Comparison of Change in Value of a $10,000 Investment in
                           SA International HBtM Fund
                          vs. the MSCI EAFE Value Index

               SA INTERNATIONAL HBtM FUND         MSCI EAFE VALUE INDEX
    8/5/99                   $     10,000                  $     10,000
   9/30/99                   $      9,910                  $      9,919
  12/31/99                   $     10,036                  $     10,803
 3/31/2000                   $      9,594                  $     10,598
 6/30/2000                   $     10,036                  $     10,747
 9/30/2000                   $      9,554                  $     10,265
12/31/2000                   $     10,024                  $     10,484
 3/31/2001                   $      9,237                  $      9,339
 6/30/2001                   $      9,519                  $      9,387
 9/30/2001                   $      8,133                  $      8,224
12/31/2001                   $      8,739                  $      8,574
 3/31/2002                   $      8,831                  $      8,703
 6/30/2002                   $      8,750                  $      8,512
 9/30/2002                   $      6,967                  $      6,782
12/31/2002                   $      7,443                  $      7,236
 3/31/2003                   $      6,917                  $      6,647
 6/30/2003                   $      8,443                  $      8,148
 9/30/2003                   $      9,309                  $      8,934
12/31/2003                   $     10,862                  $     10,588
 3/31/2004                   $     11,517                  $     11,095
 6/30/2004                   $     11,632                  $     11,119
 7/31/2004                   $     11,226                  $     10,847
 8/31/2004                   $     11,299                  $     10,932
 9/30/2004                   $     11,611                  $     11,234
10/31/2004                   $     12,048                  $     11,625
11/30/2004                   $     12,953                  $     12,415
12/31/2004                   $     13,573                  $     12,979
 1/31/2005                   $     13,510                  $     12,802
 2/28/2005                   $     14,065                  $     13,397
 3/31/2005                   $     13,688                  $     13,057
 4/30/2005                   $     13,259                  $     12,716
 5/31/2005                   $     13,311                  $     12,708
 6/30/2005                   $     13,500                  $     12,950

     The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies within the MSCI EAFE Index having characteristics such as low market-to-book ratios. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 21 developed market countries other than the United States.

     PERFORMANCE INFORMATION

                                            ONE       FIVE         SINCE
                                            YEAR      YEARS      INCEPTION
        ------------------------------------------------------------------
        SA International HBtM Fund          16.06%    6.11%          5.21%(a)
        MSCI EAFE Value Index               16.47%    4.13%          5.06%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown for July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA INTERNATIONAL SMALL COMPANY FUND

     In fiscal 2005, small company stocks collectively outperformed large company stocks and international stocks outperformed U.S. stocks. The SA International Small Company Fund benefited from this performance, generating the greatest performance return of all the SA Funds for fiscal 2005.

     In fiscal 2004, the declining U.S. dollar had a large impact on the Fund's return. However, in fiscal 2005, the impact of U.S. dollar exchange rate changes was negligible.

     The following international markets were represented in the Fund at fiscal year end: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

     The Fund is a feeder fund that invests in the International Small Company Portfolio of DFA Investment Dimensional Group Inc. (the "Portfolio"). The Portfolio invests in the following four international series of DFA Investment Trust Company:

     THE JAPANESE SMALL COMPANY SERIES: The series seeks to achieve long-term capital appreciation by investing in a broad cross-section of small companies on a market cap-weighted basis. The series invests in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets.

     THE PACIFIC RIM SMALL COMPANY SERIES: The series seeks to achieve long-term capital appreciation by investing in a broad cross-section of small companies on a market cap-weighted basis. The series invests in a broad and diverse group of readily marketable stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally in securities markets located in those countries.

     THE UNITED KINGDOM SMALL COMPANY SERIES: The series seeks to achieve long-term capital appreciation by investing in a broad cross-section of small companies on a market cap-weighted basis. The series invests in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange.

     THE CONTINENTAL SMALL COMPANY SERIES: The series seeks to achieve long-term capital appreciation by investing in a broad cross-section of small companies on a market cap-weighted basis. The series invests in a broad and diverse group of readily marketable stocks of small companies organized in certain European countries whose shares are traded principally in securities markets located in those countries. During fiscal 2005, the series was authorized to invest in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland.

[CHART]

            Comparison of Change in Value of a $10,000 Investment in
                       SA International Small Company Fund
            vs. the S&P/Citigroup Extended Market Index -- EPAC (EMI)

                                                      S&P/CITIGROUP EXTENDED
              SA INTERNATIONAL SMALL CO. FUND     MARKET INDEX -- EPAC (EMI)
    8/5/99                       $     10,000                  $     10,000
   9/30/99                       $     10,278                  $     10,145
  12/31/99                       $     10,259                  $     10,024
 3/31/2000                       $     10,635                  $     11,166
 6/30/2000                       $     10,584                  $     11,019
 9/30/2000                       $      9,975                  $     10,385
12/31/2000                       $      9,500                  $      9,829
 3/31/2001                       $      8,981                  $      8,779
 6/30/2001                       $      9,576                  $      8,995
 9/30/2001                       $      8,303                  $      7,619
12/31/2001                       $      8,468                  $      8,217
 3/31/2002                       $      9,047                  $      8,698
 6/30/2002                       $      9,624                  $      8,880
 9/30/2002                       $      8,363                  $      7,234
12/31/2002                       $      8,507                  $      7,515
 3/31/2003                       $      8,465                  $      7,153
 6/30/2003                       $     10,409                  $      8,814
 9/30/2003                       $     11,921                  $      9,977
12/31/2003                       $     13,309                  $     11,495
 3/31/2004                       $     15,001                  $     12,496
 6/30/2004                       $     15,012                  $     12,608
 9/30/2004                       $     14,884                  $     12,562
12/31/2004                       $     17,199                  $     14,658
 3/31/2005                       $     17,996                  $     15,215
 6/30/2005                       $     17,651                  $     15,127

     S&P/Citigroup Extended Market Index(c) -- EPAC (EMI) is compiled by S&P/Citigroup. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

     For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the period prior to April 1, 2002, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively. For the period subsequent to April 1, 2002, the blended return was calculated using 42%, 29%, 15% and 14% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

     PERFORMANCE INFORMATION

                                                            ONE      FIVE      SINCE
                                                            YEAR     YEARS   INCEPTION
       -------------------------------------------------------------------------------
       SA International Small Company Fund                 17.58%   10.61%      10.10%(a)
       S&P/Citigroup Extended Market Index -- EPAC (EMI)   19.98%    6.92%       7.59%(b)

(a)  From Commencement of operations (August 5, 1999)
(b) Performance for the benchmarks is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.
(c)  Formally called Salomon Smith Barney Extended Market Index.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT AN INVESTOR WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SA FUNDS

FUND EXPENSES (Unaudited)

UNDERSTANDING YOUR FUND'S EXPENSES
SHAREHOLDER EXPENSE EXAMPLE

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

     The first line in the table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2005 through June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA FIXED INCOME FUND

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $ 1,017.78        $ 5.00
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,019.84        $ 5.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS 1.78% AFTER EXPENSES

SA U.S. MARKET FUND

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $   995.34        $ 5.34
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,019.44        $ 5.41

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.08% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS (0.47)% AFTER EXPENSES

SA U.S. HBtM FUND

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $ 1,022.17        $ 5.67
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,019.19        $ 5.66

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.13% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS 2.22% AFTER EXPENSES

SA U.S. SMALL COMPANY FUND

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $   986.50        $ 6.30
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,018.45        $ 6.41

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.28% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS (1.35)% AFTER EXPENSES

SA INTERNATIONAL HBtM FUND

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $   994.60        $ 6.76
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,018.02        $ 6.84

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.38% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS (0.54)% AFTER EXPENSES

SA INTERNATIONAL SMALL COMPANY

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD*
                                                      1/1/05          6/30/05      1/1/05-6/30/05
                                                  -------------    -------------   --------------
     Actual                                         $ 1,000.00       $ 1,026.32        $ 6.43
     Hypothetical (5% return before expenses)       $ 1,000.00       $ 1,018.45        $ 6.41

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.28% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). SUCH EXPENSES ARE LIMITED BY AGREEMENT BETWEEN THE FUND AND THE ADVISER AND MAY BE RECOVERED BY THE ADVISER UNDER CERTAIN CIRCUMSTANCES. SEE "FEES AND EXPENSES" IN THE FUND'S PROSPECTUS FOR AN EXPLANATION OF SUCH AGREEMENT.

     FUND'S RETURN DURING THE PERIOD IS 2.63% AFTER EXPENSES

     With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the Master Fund and the Underlying Funds are reflected in the valuation of the Fund's investment in the Master Fund. Because these expenses are passed indirectly, rather than directly, to the Fund and its shareholders, these expenses are not reflected in the table. For the fiscal year ended November 30, 2004, the total annual operating expenses of the Master Fund were 0.69% of its net assets.

SA FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                       FACE
                                                      AMOUNT            VALUE+
----------------------------------------------------------------------------------
BONDS AND NOTES -- 97.3%
AUSTRIA -- 3.4%
   ASFINAG, 3.250%, 10/19/09                    EUR      8,200,000   $  10,242,200
   Republic of Austria, 5.250%,
     10/05/09                                   USD      3,000,000       3,158,952
                                                                     -------------
                                                                        13,401,152
                                                                     -------------
CANADA -- 10.4%
   Canada Housing Trust,
     4.650%, 9/15/09                            CAD     12,800,000      10,992,732
   Government of Canada,
     4.250%, 9/01/09                            CAD      9,100,000       7,730,211
   Province of British Columbia,
     6.250%, 12/01/09                           CAD     11,200,000      10,223,827
   Province of Ontario, 6.200%,
     11/19/09                                   CAD     13,000,000      11,831,623
                                                                     -------------
                                                                        40,778,393
                                                                     -------------
FINLAND -- 2.0%
   Republic of Finland, 3.250%,
     5/15/09                                    USD      8,000,000       7,855,642
                                                                     -------------
FRANCE -- 7.4%
   Dexia Credit Local, 5.500%,
     1/21/09                                    USD      4,600,000       4,867,545
   ERAP, 3.750%, 4/25/10                        EUR      3,600,000       4,594,577
   French Treasury Note BTAN,
     3.000%, 1/12/10                            EUR      7,000,000       8,667,121
   Total Capital SA, 3.500%, 1/05/09            USD      7,200,000       7,090,949
   UNEDIC, 3.000%, 2/02/10                      EUR      3,000,000       3,707,820
                                                                     -------------
                                                                        28,928,012
                                                                     -------------
GERMANY -- 10.1%
   Deutsche Bundesrepublik, 5.375%,
     1/04/10                                    EUR      5,000,000       6,796,270
   DSL Bank AG, 5.500%, 2/17/09                 USD      1,700,000       1,793,102
   KfW Bankengruppe, 3.750%,
     1/28/09                                    SEK      2,900,000         390,917
   Kreditanstalt fuer Wiederaufbau,
     3.500%, 4/17/09                            EUR      6,500,000       8,185,980
   Landeskreditbank
     Baden-Wuerttemberg --
     Foerderbank, 4.500%, 1/26/09               CAD      4,130,000       3,494,741
   Landwirtschaftliche Rentenbank,
     4.250%, 9/01/09                            CAD     13,100,000      11,056,498
   Westdeutsche Landesbank,
     6.050%, 1/15/09                            USD      7,500,000       7,921,425
                                                                     -------------
                                                                        39,638,933
                                                                     -------------
JAPAN -- 3.0%
   Toyota Credit Canada Inc., 4.250%,
     6/17/09                                    CAD      7,900,000       6,652,835
   Toyota Credit Canada, Inc., 4.750%,
     6/29/09                                    CAD      2,800,000       2,395,660
   Toyota Motor Credit Corp., 4.000%,
     2/12/10                                    EUR      2,000,000       2,566,984
                                                                     -------------
                                                                        11,615,479
                                                                     -------------
NETHERLANDS -- 8.5%
   Bank Nederlandse Gemeenten NV,
     3.000%, 4/15/10                            EUR      6,800,000   $   8,395,565
   Nederlandse Waterschapsbank,
     2.750%, 12/30/08                           USD      5,000,000       4,801,238
   Netherlands Government, 3.000%,
     1/15/10                                    EUR      8,000,000       9,900,441
   Rabobank Nederland --
     Cooperative Centrale
     Raiffeisen-Boerenleenbank B.A.,
     4.250%, 1/05/09                            CAD     12,200,000      10,246,816
                                                                     -------------
                                                                        33,344,060
                                                                     -------------
NORWAY -- 2.3%
   Eksportfinans ASA, 4.375%,
     7/15/09                                    USD      8,830,000       8,919,165
                                                                     -------------
SPAIN -- 2.0%
   Instituto de Credito Oficial, 3.875%,
     7/15/09                                    USD      8,100,000       8,005,372
                                                                     -------------
SUPRANATIONAL -- 9.3%
   Asian Development Bank, 5.9475%,
     5/20/09                                    USD      8,500,000       9,108,438
   European Investment Bank, 3.375%,
     3/16/09                                    USD      8,300,000       8,176,629
   European Investment Bank, 4.000%,
     4/15/09                                    SEK      5,000,000         679,894
   Interamerican Development Bank,
     5.625%, 6/29/09                            CAD      6,700,000       5,897,935
   International Bank of
     Reconstruction & Development,
     5.125%, 3/13/09                            USD      8,000,000       8,368,732
   International Finance Corp., 3.750%,
     6/30/09                                    USD      4,100,000       4,084,219
                                                                     -------------
                                                                        36,315,847
                                                                     -------------
SWEDEN -- 7.2%
   City of Stockholm, 3.375%, 3/08/10           SEK     64,300,000       8,559,491
   Government of Sweden, 4.000%,
     12/01/09                                   SEK     73,000,000      10,011,497
   Kommuninvest I Sverige, 4.000%,
     1/21/10                                    USD      4,000,000       4,004,244
   Kommuninvest I Sverige, 4.100%,
     5/11/09                                    SEK     40,000,000       5,468,812
                                                                     -------------
                                                                        28,044,044
                                                                     -------------
UNITED KINGDOM -- 5.9%
   BP Canada Finance Co., 3.625%,
     1/15/09                                    USD      4,525,000       4,484,791
   Glaxosmithkline Capital Kabuskiki
     Kaisha, 3.250%, 6/03/09                    EUR      7,300,000       9,091,472
   Network Rail MTN Finance Plc,
     3.125%, 3/30/09                            EUR      7,600,000       9,435,137
                                                                     -------------
                                                                        23,011,400
                                                                     -------------

                                                       FACE
                                                      AMOUNT            VALUE+
----------------------------------------------------------------------------------
BONDS AND NOTES (CONTINUED)
UNITED STATES -- 25.8%
   Citigroup, Inc., 4.250%, 7/29/09             USD      4,500,000   $   4,519,359
   Federal Farm Credit Bank, 3.625%,
     10/24/08                                   USD      5,000,000       4,958,340
   Federal Farm Credit Bank, 4.125%,
     4/15/09                                    USD      3,000,000       3,021,663
   Federal Home Loan Bank, 3.875%,
     1/15/10                                    USD      6,100,000       6,088,044
   Federal Home Loan Bank, 4.000%,
     11/13/09                                   USD      3,000,000       2,999,463
   Federal Home Loan Mortgage Corp.,
     3.750%, 7/15/09                            EUR      9,900,000      12,568,883
   Federal Home Loan Mortgage Corp.,
     6.625%, 9/15/09                            USD      4,500,000       4,958,946
   Federal National Mortgage
     Association, 3.250%, 2/15/09               USD      7,000,000       6,845,111
   General Electric Capital Corp.,
     3.250%, 6/15/09                            USD      8,800,000       8,507,109
   Pfizer, Inc., 5.625%, 4/15/09                USD      6,100,000       6,414,760
   Procter & Gamble Co., 6.875%,
     9/15/09                                    USD      8,900,000       9,876,339
   The Gillette Co., 3.800%, 9/15/09            USD      7,300,000       7,231,343
   US Bank N.A., 3.400%, 3/02/09                USD      6,800,000       6,622,289
   Wal-Mart Stores, Inc., 6.875%,
     8/10/09                                    USD      8,300,000       9,155,141
   Wells Fargo & Co., 3.125%, 4/01/09           USD      7,500,000       7,258,965
                                                                     -------------
                                                                       101,025,755
                                                                     -------------
   TOTAL BONDS AND NOTES
     (Identified Cost $384,477,182)                                    380,883,254
                                                                     -------------

                                                      SHARES
                                                ------------------
SHORT-TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
   SSgA Government Money
     Market Fund                                                 1               1
   SSgA Money Market Fund                                2,810,470       2,810,470
                                                                     -------------
   TOTAL SHORT-TERM
     INVESTMENTS
     (Identified Cost $2,810,471)                                        2,810,471
                                                                     -------------
TOTAL INVESTMENTS -- 98.0%
  (IDENTIFIED COST $387,287,653)#                                      383,693,725
  Cash and Other Assets, Less Liabilities --
     2.0%                                                                7,700,018
                                                                     -------------
NET ASSETS -- 100%                                                   $ 391,393,743
                                                                     =============

+  See Note 1.

# At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $387,287,653. Net unrealized depreciation aggregated $3,593,928 of which $3,731,974 related to appreciated investment securities and $7,325,902 related to depreciated investment securities.

Ten Largest Industry Holdings at June 30, 2005
(As a percentage of Net Assets):

INDUSTRY                                             PERCENTAGE
--------                                             ----------
Banks                                                   16.5%
Government Agency                                       10.6%
Foreign Government/Agency -- Canada                     10.4%
Supranational Organizations                              9.3%
Financial Services                                       7.7%
Foreign Government/Agency -- Sweden                      7.2%
Foreign Government/Agency -- Germany                     5.6%
Cosmetics & Toiletries                                   4.4%
Foreign Government/Agency -- France                      4.3%
Foreign Government/Agency -- Austria                     3.4%

[CHART]

                 PORTFOLIO SECTORS (% OF PORTFOLIO MARKET VALUE)

United States                           26.5%
Canada                                  10.7%
Germany                                 10.4%
Other                                    9.6%
Supranational                            9.4%
Netherlands                              8.8%
France                                   7.6%
Sweden                                   7.4%
United Kingdom                           6.0%
Austria                                  3.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. MARKET FUND

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
ADVERTISING -- 0.2%
   aQuantive, Inc.*                                         1,800   $     31,896
   Getty Images, Inc.*                                      1,600        118,816
   Interpublic Group of Cos., Inc.*                        11,870        144,577
   Lamar Advertising Co. Class A*                           2,300         98,371
   Omnicom Group, Inc.                                      5,200        415,272
                                                                    ------------
                                                                         808,932
                                                                    ------------
AEROSPACE/DEFENSE -- 1.6%
   Alliant Techsystems, Inc.*                                 875         61,775
   Armor Holdings, Inc.*                                      400         15,844
   BE Aerospace, Inc.*                                      1,400         21,882
   Boeing Co.                                              24,800      1,636,800
   Ceradyne, Inc.*                                            300          7,221
   Curtiss-Wright Corp.*                                       38          2,050
   DRS Technologies, Inc.                                     500         25,640
   Engineered Support Systems, Inc.                           450         16,124
   General Dynamics Corp.                                   5,200        569,608
   Goodrich Corp.                                           3,100        126,976
   Hexcel Corp.*                                              800         13,536
   Honeywell International, Inc.                           25,500        934,065
   Northrop Grumman Corp.                                   9,944        549,406
   Orbital Sciences Corp.*                                    200          1,980
   Raytheon Co.                                            12,700        496,824
   Rockwell Collins                                         4,600        219,328
   Teledyne Technologies, Inc.*                               500         16,290
   The Titan Corp.*                                         2,400         54,576
   Triumph Group, Inc.*                                       200          6,952
   United Technologies Corp.                               28,600      1,468,610
                                                                    ------------
                                                                       6,245,487
                                                                    ------------
AGRICULTURAL OPERATIONS -- 0.2%
   AGCO Corp.*                                              2,600         49,712
   Delta & Pine Land Co.                                      500         12,530
   Monsanto Co.                                             8,017        504,029
                                                                    ------------
                                                                         566,271
                                                                    ------------
AIRLINES -- 0.1%
   AirTran Holdings, Inc.*                                  2,400         22,152
   Alaska Air Group, Inc.*                                    700         20,825
   AMR Corp.*                                               3,900         47,229
   Continental Airlines, Inc. Class B*                      2,000         26,560
   Delta Air Lines, Inc.*                                   1,500          5,640
   ExpressJet Holdings, Inc.*                                 700          5,957
   JetBlue Airways Corp.*                                   2,500         51,100
   Northwest Airlines Corp. Class A*                        1,200          5,472
   SkyWest, Inc.                                              800         14,544
   Southwest Airlines Co.                                  23,500        327,355
                                                                    ------------
                                                                         526,834
                                                                    ------------
APPLIANCES -- 0.0%
   Maytag Corp.                                             1,400         21,924
   Whirlpool Corp.                                          1,700        119,187
                                                                    ------------
                                                                         141,111
                                                                    ------------
AUTO & RELATED -- 0.9%
   Aaron Rents, Inc.                                          500   $     12,445
   Adesa, Inc.                                              2,200         47,894
   Advance Auto Parts, Inc.*                                1,800        116,190
   American Axle & Manufacturing
     Holdings, Inc.                                         1,100         27,797
   ArvinMeritor, Inc.                                       2,100         37,359
   Asbury Automotive Group, Inc.*                             900         13,869
   AutoZone, Inc.*                                          2,000        184,920
   BorgWarner, Inc.                                         1,200         64,404
   CarMax, Inc.*                                            2,473         65,905
   CSK Auto Corp.*                                            500          8,340
   Cummins Engine Co., Inc.                                 1,200         89,532
   Dana Corp.                                               4,500         67,545
   Delphi Automotive Systems Corp.                         16,800         78,120
   Dollar Thrifty Automotive Group, Inc.*                     500         18,990
   Ford Motor Co.                                          52,800        540,672
   General Motors Corp.                                    17,000        578,000
   Harley-Davidson, Inc.                                    8,200        406,720
   Johnson Controls, Inc.                                   5,300        298,549
   Lear Corp.                                               1,700         61,846
   Monaco Coach Corp.                                         400          6,876
   Navistar International Corp.*                            1,800         57,600
   O'Reilly Automotive, Inc.*                               2,400         71,544
   Oshkosh Truck Corp.                                        800         62,624
   PACCAR, Inc.                                             4,825        328,100
   Rent-A-Center, Inc.*                                     1,850         43,087
   Superior Industries International, Inc.                    300          7,110
   Tenneco Automotive, Inc.*                                  500          8,320
   Thor Industries, Inc.                                    1,600         50,288
   TRW Automotive Holdings Corp.*                           2,800         68,628
   United Auto Group, Inc.                                    600         17,880
   United Rentals, Inc.*                                    2,200         44,462
   Visteon Corp.                                            3,600         21,708
   Wabash National Corp.                                      300          7,269
   Winnebago Industries, Inc.                                 400         13,100
                                                                    ------------
                                                                       3,527,693
                                                                    ------------
BANKS/SAVINGS & LOANS -- 5.5%
   Accredited Home Lenders Holding Co.*                       100          4,400
   Alabama National BanCorp                                   300         19,611
   AMCORE Financial, Inc.                                     500         14,940
   Amegy Bancorporation, Inc.                               2,100         46,998
   Associated Banc-Corp                                     3,419        115,084
   Astoria Financial Corp.                                  2,700         76,869
   BancorpSouth, Inc.                                       1,700         40,120
   Bank of America Corp.                                  129,766      5,918,627
   Bank of New York Co., Inc.                              23,900        687,842
   BankAtlantic Bancorp, Inc. Class A                       1,200         22,740
   BankUnited Financial Corp. Class A                         500         13,520
   BB&T Corp.                                              17,579        702,633
   BOK Financial Corp.                                      1,242         57,281
   Boston Private Financial Holdings, Inc.                    300          7,560
   Brookline Bancorp, Inc.                                  1,500         24,390
   Capitol Federal Financial                                1,500         51,720
   Cathay Bancorp, Inc.                                       950         32,024
   Central Pacific Financial Corp.                            300         10,680

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BANKS/SAVINGS & LOANS (CONTINUED)
   Chemical Financial Corp.                                   315   $     10,430
   Chittenden Corp.                                           625         17,000
   City National Corp.                                      1,200         86,052
   Comerica, Inc.                                           4,800        277,440
   Commerce Bancshares, Inc.                                1,787         90,083
   Commercial Federal Corp.                                   600         20,208
   Community Bank Systems, Inc.                               400          9,756
   Compass Bancshares, Inc.                                 3,400        153,000
   Corus Bankshares, Inc.                                     800         44,392
   CVB Financial Corp.                                      1,758         34,597
   Dime Community Bancshares                                  600          9,120
   Downey Financial Corp.                                     300         21,960
   East West Bancorp, Inc.                                  1,200         40,308
   Fifth Third Bancorp                                     16,037        660,885
   First Charter Corp.                                        600         13,182
   First Community Bancorp                                    200          9,500
   First Financial Bancorp                                    630         11,907
   First Horizon National Corp.                             3,400        143,480
   First Niagara Financial Group, Inc.                      3,500         51,030
   First Republic Bank                                        300         10,599
   FirstFed Financial Corp.*                                  300         17,883
   Flagstar Bancorp, Inc.                                   1,200         22,716
   FNB Corp.                                                  751         14,757
   Fulton Financial Corp.                                   4,489         80,797
   Glacier Bancorp, Inc.                                      250          6,533
   Golden West Financial Corp.                              8,600        553,668
   Greater Bay Bancorp                                        900         23,733
   Hancock Holding Co.                                        400         13,760
   Hanmi Financial Corp.                                    1,407         23,497
   Harbor Florida Bancshares, Inc.                            300         11,232
   Harleysville National Corp.                                420          9,727
   Hibernia Corp. Class A                                   4,000        132,720
   Hudson City Bancorp, Inc.                               17,707        202,039
   Hudson United Bancorp                                      900         32,490
   Huntington Bancshares, Inc.                              6,500        156,910
   Independence Community Bank Corp.                        2,184         80,655
   International Bancshares Corp.                           1,500         42,435
   M&T Bank Corp.                                           3,000        315,480
   MAF Bancorp, Inc.                                          400         17,052
   Main Street Banks, Inc.                                    200          5,092
   Marshall & Ilsley Corp.                                  6,300        280,035
   MB Financial, Inc.                                         450         17,923
   Mercantile Bankshares Corp.                              2,100        108,213
   Mid-State Bancshares                                       200          5,554
   National Penn Bancshares, Inc.                             500         12,490
   NBT Bancorp, Inc.                                          600         14,184
   New York Community Bancorp, Inc.                         7,965        144,326
   North Fork Bancorp., Inc.                               14,236        399,889
   Northern Trust Corp.                                     6,100        278,099
   Northwest Bancorp, Inc.                                    900         19,134
   Ocwen Financial Corp.*                                     200          1,352
   Old National Bancorp                                     1,307         27,970
   Pacific Capital Bancorp                                    666         24,695
   People's Bank                                            3,600        108,864
   PFF Bancorp, Inc.                                          450   $     13,631
   PNC Bank Corp.                                           7,900        430,234
   Provident Bankshares Corp.                                 400         12,764
   Provident Financial Services, Inc.                       1,300         22,841
   Regions Financial Corp.                                 12,999        440,406
   Republic Bancorp, Inc.                                   1,464         21,931
   S&T Bancorp, Inc.                                          415         14,982
   Sovereign Bancorp, Inc.                                 11,200        250,208
   Sterling Bancshares, Inc.                                  400          6,224
   Sterling Financial Corp.                                   440         16,456
   Sun Trust Banks, Inc.                                   10,426        753,174
   SVB Financial Group*                                       500         23,950
   TCF Financial Corp.                                      3,600         93,168
   TD Banknorth, Inc.                                       5,152        153,530
   Texas Regional Bancshares, Inc. Class A                    825         25,146
   The Colonial BancGroup, Inc.                             4,000         88,240
   TrustCo Bank Corp. NY                                    1,380         18,023
   Trustmark Corp.                                          1,300         38,038
   U.S. Bancorp                                            55,715      1,626,878
   UCBH Holdings, Inc.                                      1,800         29,232
   UMB Financial Corp.                                        300         17,109
   Umpqua Holdings Corp.                                      400          9,416
   UnionBanCal Corp.                                        3,800        254,296
   United Bankshares, Inc.                                    500         17,805
   United Community Banks, Inc.                               550         14,311
   Valley National Bancorp                                  2,301         53,787
   Wachovia Corp.                                          47,531      2,357,538
   Washington Federal, Inc.                                 1,947         45,793
   Washington Mutual, Inc.                                 26,350      1,072,181
   Webster Financial Corp.                                  1,200         56,028
   WesBanco, Inc.                                             100          3,002
   Westamerica Bancorp                                        700         36,967
   Westcorp                                                 1,100         57,662
   Wintrust Financial Corp.                                   300         15,705
   Zions Bancorp                                            2,700        198,531
                                                                    ------------
                                                                      21,057,059
                                                                    ------------
BROADCASTING -- 1.0%
   Charter Communications, Inc. Class A*                    3,000          3,540
   Citadel Broadcasting Corp.*                              2,900         33,205
   Clear Channel Communications, Inc.                      16,800        519,624
   Comcast Corp. Class A*                                  40,825      1,253,327
   Comcast Corp. Class A Special*                          24,700        739,765
   Crown Media Holdings, Inc. Class A*                        900          8,487
   Cumulus Media, Inc. Class A*                               800          9,424
   Entravision Communications Corp.*                        1,700         13,243
   Gray Television, Inc.                                      500          6,030
   Hearst-Argyle Television, Inc.                           1,000         24,500
   Liberty Global, Inc. Class A*                            3,796        177,157
   Lin TV Corp. Class A*                                      200          2,778
   Mediacom Communications Corp.*                           2,700         18,549
   Radio One, Inc. Class A*                                   200          2,546
   Radio One, Inc. Class D*                                 1,800         22,986
   Salem Communications Corp. Class A*                        200          3,968
   Sinclair Broadcast Group, Inc. Class A                   1,000          9,080
   Spanish Broadcasting System, Inc.
     Class A*                                                 400          3,996

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING (CONTINUED)
   The DIRECTV Group, Inc.*                                39,599   $    613,784
   TiVo, Inc.*                                              1,100          7,348
   Univision Communications, Inc. Class A*                  7,150        196,983
   World Wrestling Federation Entertainment,
     Inc.                                                     200          2,284
                                                                    ------------
                                                                       3,672,604
                                                                    ------------
BUILDING & CONSTRUCTION -- 0.8%
   Beazer Homes USA, Inc.                                     600         34,290
   Cavco Industries, Inc.*                                    100          2,818
   Centex Corp.                                             3,500        247,345
   Champion Enterprises, Inc.*                              2,100         20,874
   D.R. Horton, Inc.                                        8,700        327,207
   Dycom Industries, Inc.*                                    700         13,867
   ElkCorp                                                    200          5,710
   Emcor Group, Inc.*                                         300         14,670
   Fleetwood Enterprises, Inc.*                               700          7,105
   Florida Rock Industries, Inc.                              950         69,683
   Granite Construction, Inc.                                 500         14,050
   Hovnanian Enterprises, Inc. Class A*                     1,000         65,200
   Jacobs Engineering Group, Inc.*                          1,200         67,512
   KB HOME                                                  2,200        167,706
   Lafarge Corp.                                            1,700        106,148
   Lennar Corp.                                             3,200        203,040
   Lennar Corp. Class B                                       800         47,056
   M.D.C. Holdings, Inc.                                    1,057         86,938
   M/I Homes, Inc.                                            100          5,410
   Martin Marietta Materials, Inc.                          1,200         82,944
   Masco Corp.                                             13,400        425,584
   Meritage Corp.*                                            400         31,800
   Modine Manufacturing Co.                                   400         13,024
   NCI Building Systems, Inc.*                                200          6,560
   NVR, Inc.*                                                 100         81,000
   Pulte Corp.                                              3,600        303,300
   Ryland Group, Inc.                                       1,200         91,044
   Simpson Manufacturing Co., Inc.                            800         24,440
   Standard Pacific Corp.                                     700         61,565
   Technical Olympic USA, Inc.                              1,725         41,883
   Texas Industries, Inc.                                     300         16,869
   The Shaw Group, Inc.*                                    2,200         47,322
   Toll Brothers, Inc.*                                     2,100        213,255
   Trex Co., Inc.*                                            100          2,570
   URS Corp.*                                                 600         22,410
   Vulcan Materials Co.                                     2,700        175,473
   Walter Industries, Inc.                                    400         16,080
   Washington Group International, Inc.*                      300         15,336
   WCI Communities, Inc.*                                     600         19,218
   William Lyon Homes, Inc.*                                  200         19,402
   York International Corp.                                   500         19,000
                                                                    ------------
                                                                       3,236,708
                                                                    ------------
BUSINESS SERVICES -- 1.2%
   Acxiom Corp.                                             1,900         39,672
   ADVO, Inc.                                                 400         12,740
   Aspect Communications Corp.*                               800          8,984
   Automatic Data Processing, Inc.                         17,500   $    734,475
   Banta Corp.                                                500         22,680
   BEA Systems, Inc.*                                      12,100        106,238
   BearingPoint, Inc.*                                      6,000         43,980
   Brady Corp. Class A                                        600         18,600
   Catalina Marketing Corp.                                   800         20,328
   CDI Corp.                                                  300          6,576
   Ceridian Corp.*                                          3,600         70,128
   Certegy, Inc.                                            1,500         57,330
   ChoicePoint, Inc.*                                       2,166         86,748
   Cintas Corp.                                             4,800        185,280
   CSG Systems International, Inc.*                           800         15,184
   Ecolab, Inc.                                             7,200        232,992
   Electronic Data Systems Corp.                           15,400        296,450
   Expeditors International of Washington,
     Inc.                                                   2,800        139,468
   Fair, Issac & Co., Inc.                                  1,600         58,400
   First Data Corp.                                        23,191        930,887
   Fiserv, Inc.*                                            5,450        234,077
   Foundry Networks, Inc.*                                  4,100         35,383
   FTI Consulting, Inc.*                                    1,100         22,990
   Gartner, Inc. Class A*                                   1,900         20,178
   Gevity HR, Inc.                                            200          4,006
   Global Payments, Inc.                                      240         16,272
   Harte-Hanks, Inc.                                        2,550         75,812
   Hudson Highland Group, Inc.*                               270          4,209
   Iron Mountain, Inc.                                      3,350        103,917
   John H. Harland Co.                                        500         19,000
   Keane, Inc.*                                             1,100         15,070
   Kelly Services, Inc. Class A                               500         14,320
   Korn/Ferry International*                                  400          7,100
   Manpower, Inc.                                           2,200         87,516
   MAXIMUS, Inc.                                              400         14,116
   MPS Group, Inc.*                                         2,900         27,318
   Navigant Consulting, Inc.*                                 613         10,826
   NCO Group, Inc.*                                           500         10,815
   Paychex, Inc.                                           10,550        343,297
   Resources Connection, Inc.*                                600         13,938
   Robert Half International, Inc.                          4,900        122,353
   SEI Investments Co.                                      2,700        100,845
   Sirva, Inc.*                                               500          4,255
   TeleTech Holdings, Inc.*                                 1,900         15,485
   Tetra Tech, Inc.*                                        1,000         13,530
   The Corporate Executive Board Co.                          800         62,664
   The Reynolds & Reynolds Co. Class A                      1,500         40,545
   Watson Wyatt & Co. Holdings                                500         12,815
   Westwood One, Inc.                                       2,200         44,946
                                                                    ------------
                                                                       4,584,738
                                                                    ------------
CASINOS AND GAMBLING -- 0.0%
   Pinnacle Entertainment, Inc.*                              500          9,780
                                                                    ------------
CHEMICALS -- 1.3%
   A. Schulman, Inc.                                          200          3,578
   Air Products & Chemicals, Inc.                           6,400        385,920
   Airgas, Inc.                                             1,700         41,939
   Albemarle Corp.                                            500         18,235

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS (CONTINUED)
   Arch Chemicals, Inc.                                       200   $      4,992
   Ashland, Inc.                                            1,700        122,179
   Cabot Corp.                                              1,400         46,200
   Cabot Microelectronics Corp.*                              300          8,697
   Crompton Corp. *                                         2,800         39,620
   Cytec Industries, Inc.                                   1,000         39,800
   Dionex Corp.*                                              300         13,083
   Dow Chemical Co.                                        28,800      1,282,464
   E.I. du Pont de Nemours & Co.                           29,900      1,285,999
   Eastman Chemical Co.                                     1,900        104,785
   Engelhard Corp.                                          3,000         85,650
   Ferro Corp.                                                500          9,930
   FMC Corp.*                                                 700         39,298
   Georgia Gulf Corp.                                         600         18,630
   Great Lakes Chemical Corp.                                 800         25,176
   H.B. Fuller Co.                                            500         17,030
   Hercules, Inc.*                                          2,700         38,205
   Kronos Worldwide Inc.                                      722         21,797
   Lubrizol Corp.                                           1,600         67,216
   Lyondell Chemical Co.                                    7,355        194,319
   MacDermid, Inc.                                            600         18,696
   Minerals Technologies, Inc.                                300         18,480
   NL Industries, Inc.                                        800         12,312
   Olin Corp.                                               2,000         36,480
   OM Group, Inc.*                                            400          9,876
   Praxair, Inc.                                            8,300        386,780
   Rohm & Haas Co.                                          6,800        315,112
   RPM, Inc.                                                2,600         47,476
   Sigma-Aldrich Corp.                                      1,700         95,268
   Spartech Corp.                                             500          8,900
   Symyx Technologies*                                        400         11,192
   Terra Industries, Inc.*                                  2,400         16,344
   The Mosaic Co.*                                          1,800         28,008
   The Valspar Corp.                                        1,000         48,290
   Valhi, Inc.                                              2,860         50,050
                                                                    ------------
                                                                       5,018,006
                                                                    ------------
COMMERCIAL SERVICES -- 0.3%
   Alliance Data Systems Corp.*                             2,100         85,176
   Aramark Corp. Class B                                    2,900         76,560
   Arbitron, Inc.                                             300         12,870
   Central Parking Corp.                                      200          2,750
   Convergys Corp.*                                         4,200         59,724
   CoStar Group, Inc.*                                        200          8,720
   Deluxe Corp.                                             1,100         44,660
   Euronet Worldwide, Inc.*                                   400         11,628
   Fluor Corp.                                              2,100        120,939
   Gartner, Inc. Class B*                                     100          1,059
   Hewitt Associates, Inc. Class A*                           380         10,074
   Labor Ready, Inc.*                                         500         11,655
   Moody's Corp.                                            9,000        404,640
   PHH Corp.*                                               1,367         35,159
   Plexus Corp.*                                              800         11,384
   Polycom, Inc.*                                           2,400         35,784
   Quanta Services, Inc.*                                   3,000   $     26,400
   R.H. Donnelley Corp.*                                      700         43,386
   Veritas DGC, Inc.*                                         700         19,418
   Viad Corp.                                                 400         11,336
   Weight Watchers International, Inc.*                     2,700        139,347
                                                                    ------------
                                                                       1,172,669
                                                                    ------------
COMMUNICATION SERVICES -- 0.0%
   West Corp.*                                              1,500         57,600
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Andrew Corp.*                                            5,200         66,352
   Arris Group, Inc.*                                       2,500         21,775
   Ditech Communications Corp.*                               300          1,947
   Finisar Corp.*                                             900            945
   Freescale Semiconductor, Inc. Class B*                   6,779        143,579
   Inter-Tel, Inc.                                            300          5,583
   L-3 Communications Holdings, Inc.                        3,000        229,740
   Sonus Networks, Inc.*                                    6,900         32,982
   Tekelec*                                                   900         15,120
   UTStarcom, Inc.*                                         3,200         23,968
   ViaSat, Inc.*                                              200          4,066
                                                                    ------------
                                                                         546,057
                                                                    ------------
COMPUTER EQUIPMENT -- 1.8%
   Adaptec, Inc.*                                           1,100          4,268
   Advanced Digital Information Corp.*                        800          6,080
   Brocade Communications Systems, Inc.*                    7,500         29,100
   Electronics for Imaging, Inc.*                             700         14,728
   EMC Corp.*                                              71,932        986,187
   Emulex Corp.*                                            2,500         45,650
   Hutchinson Technology, Inc.*                               400         15,404
   Imation Corp.                                              500         19,395
   Ingram Micro, Inc. Class A*                              4,200         65,772
   Insight Enterprises, Inc.*                                 800         16,144
   Intel Corp.                                            185,200      4,826,312
   Kronos, Inc.*                                              500         20,195
   Maxtor Corp.*                                            7,000         36,400
   McDATA Corp. Class A*                                    1,500          6,000
   MEMC Electronic Materials, Inc.*                         5,800         91,466
   Mentor Graphics Corp.*                                   2,100         21,525
   PalmOne, Inc.*                                           1,000         29,770
   SanDisk Corp.*                                           5,400        128,142
   Semtech Corp.*                                           2,200         36,630
   Silicon Storage Technology, Inc.*                        1,300          5,239
   Storage Technology Corp.*                                2,500         90,725
   Synaptics, Inc.*                                           300          6,408
   Varian Semiconductor Equipment
     Associates, Inc.*                                        500         18,500
   VERITAS Software Corp.*                                 11,800        287,920
   Western Digital Corp.*                                   5,800         77,836
   Whitney Holding Corp.                                    1,425         46,498
                                                                    ------------
                                                                       6,932,294
                                                                    ------------
COMPUTER SERVICES -- 1.6%
   Affiliated Computer Services, Inc.
     Class A*                                               3,200        163,520
   Anteon International Corp.*                                400         18,248

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
   Avocent Corp.*                                           1,100   $     28,754
   Black Box Corp.                                            300         10,620
   Cadence Design Systems, Inc.*                            8,100        110,646
   Cisco Systems, Inc.*                                   191,000      3,650,010
   Cognizant Technology Solutions Corp.*                    3,700        174,381
   Computer Sciences Corp.*                                 5,300        231,610
   Compuware Corp.*                                        10,800         77,652
   Diebold, Inc.                                            1,700         76,687
   DST Systems, Inc.*                                       2,500        117,000
   Extreme Networks, Inc.*                                  3,400         13,940
   FactSet Research Systems, Inc.                           1,050         37,632
   GTECH Holdings Corp.                                     3,000         87,720
   Intergraph Corp.*                                          700         24,122
   Jack Henry & Associates, Inc.                            2,000         36,620
   Manhattan Associates, Inc.*                                300          5,763
   MICROS Systems, Inc.*                                      600         26,850
   MTS Systems Corp.                                          152          5,104
   NCR Corp.*                                               4,800        168,576
   Network Appliance, Inc.*                                10,000        282,700
   Perot Systems Corp. Class A*                             3,500         49,770
   Sapient Corp.*                                           2,700         21,411
   SRA International, Inc. Class A*                           400         13,888
   Sun Microsystems, Inc.*                                101,300        377,849
   SunGard Data Systems, Inc.*                              8,100        284,877
   Sybase, Inc.*                                            2,100         38,535
   Syntel, Inc.                                               600          9,618
   The BISYS Group, Inc.*                                   2,900         43,326
   Unisys Corp.*                                            9,400         59,502
   Wind River Systems, Inc.*                                2,300         36,064
                                                                    ------------
                                                                       6,282,995
                                                                    ------------
COMPUTER SOFTWARE -- 3.5%
   3Com Corp.*                                             10,700         38,948
   Activision, Inc.*                                        5,733         94,709
   Adobe Systems, Inc.                                     14,700        420,714
   Advent Software, Inc.*                                     400          8,104
   Altiris, Inc.*                                             300          4,404
   ANSYS, Inc.*                                               300         10,653
   Autodesk, Inc.                                           6,000        206,220
   BMC Software, Inc.*                                      5,800        104,110
   Borland Software Corp.*                                  2,200         15,092
   CheckFree Corp.*                                         2,400         81,744
   Citrix Systems, Inc.*                                    4,400         95,304
   Computer Associates International, Inc.                 17,700        486,396
   Dendrite International, Inc.*                              400          5,520
   Digitas, Inc.*                                           2,600         29,666
   Electronic Arts, Inc.*                                   8,500        481,185
   Enterasys Networks, Inc.*                                1,700          1,530
   Epicor Software Corp.*                                     700          9,240
   eResearch Technology, Inc.*                                600          8,034
   FileNET Corp.*                                             500         12,570
   Hyperion Solutions Corp.*                                  800         32,192
   Identix, Inc.*                                             700          3,521
   Informatica Corp.*                                       2,400         20,136
   Internet Security Systems, Inc.*                           600   $     12,174
   Intuit, Inc.*                                            4,900        221,039
   Lawson Software, Inc.*                                   1,200          6,180
   Macromedia, Inc.*                                        1,600         61,152
   McAfee, Inc.*                                            4,200        109,956
   Mercury Interactive Corp.*                               2,200         84,392
   Microsoft Corp.                                        302,500      7,514,100
   Midway Games, Inc.*                                      2,400         26,304
   National Instruments Corp.                               1,750         37,100
   NetIQ Corp.*                                               700          7,945
   Novell, Inc.*                                           10,600         65,720
   NVIDIA Corp.*                                            4,300        114,896
   Openwave Systems, Inc.*                                  1,900         31,160
   Oracle Corp.*                                          143,960      1,900,272
   PalmSource, Inc.*                                          154          1,309
   Parametric Technology Corp.*                             7,600         48,488
   Progress Software Corp.*                                   600         18,090
   Quest Software, Inc.*                                    2,500         34,075
   Red Hat, Inc.*                                           5,100         66,810
   SERENA Software, Inc.*                                   1,000         19,300
   Siebel Systems, Inc.                                    15,400        137,060
   Symantec Corp.*                                         19,900        432,626
   Take-Two Interactive Software, Inc.*                     2,150         54,718
   THQ, Inc.*                                                 500         14,635
   TIBCO Software, Inc.*                                    6,000         39,240
   Transaction Systems Architects, Inc.
     Class A*                                                 400          9,852
   WebMD Corp.*                                             8,800         90,376
                                                                    ------------
                                                                      13,328,961
                                                                    ------------
COMPUTERS -- 2.5%
   Apple Computer, Inc.*                                   24,700        909,207
   Dell, Inc.*                                             73,800      2,915,838
   Gateway, Inc.*                                          11,100         36,630
   Hewlett-Packard Co.                                     87,201      2,050,096
   International Business Machines Corp.                   48,400      3,591,280
                                                                    ------------
                                                                       9,503,051
                                                                    ------------
CONSUMER PRODUCTS -- 2.2%
   Avon Products, Inc.                                     14,200        537,470
   Blyth, Inc.                                                500         14,025
   Clorox Co.                                               6,000        334,320
   Colgate-Palmolive Co.                                   15,700        783,587
   Energizer Holdings, Inc.*                                2,000        124,340
   Estee Lauder Companies, Inc. Class A                     3,800        148,694
   Fortune Brands, Inc.                                     3,700        328,560
   Fossil, Inc.*                                            1,600         36,320
   Gillette Co.                                            27,800      1,407,514
   Hasbro, Inc.                                             4,600         95,634
   IDEXX Laboratories, Inc.*                                  800         49,864
   International Flavors & Fragrances, Inc.                 2,500         90,550
   Jarden Corp.*                                              400         21,568
   Mattel, Inc.                                            12,500        228,750
   Newell Rubbermaid, Inc.                                  7,700        183,568
   Playtex Products, Inc.*                                  1,000         10,760
   Procter & Gamble Co.                                    71,000      3,745,250
   Russ Berrie & Co., Inc.                                    400          5,124

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS (CONTINUED)
   Spectrum Brands, Inc.*                                     500   $     16,500
   The Scotts Co. Class A*                                    600         42,726
   The Yankee Candle Co., Inc.                              1,100         35,310
   Tupperware Corp.                                         1,700         39,729
                                                                    ------------
                                                                       8,280,163
                                                                    ------------
CONTAINERS & GLASS -- 0.0%
   Crown Holdings, Inc.*                                    4,700         66,881
   Owens-Illinois, Inc.*                                    3,600         90,180
   Silgan Holdings, Inc.                                      300         16,872
                                                                    ------------
                                                                         173,933
                                                                    ------------
CONTAINERS - PAPER/PLASTIC -- 0.1%
   Bemis Co., Inc.                                          2,800         74,312
   Graphic Packaging Corp.*                                 6,000         21,900
   Longview Fibre Co.                                         900         18,495
   Pactiv Corp.*                                            3,300         71,214
   Sealed Air Corp.*                                        1,900         94,601
   Sonoco Products Co.                                      1,700         45,050
   Tredegar Corp.                                             400          6,240
                                                                    ------------
                                                                         331,812
                                                                    ------------
CONSTRUCTION MATERIALS -- 0.0%
   Eagle Materials, Inc.                                      353         32,685
   Eagle Materials, Inc. Class B                              178         16,107
   Universal Forest Products, Inc.                            200          8,290
                                                                    ------------
                                                                          57,082
                                                                    ------------
DISTRIBUTION/WHOLESALE -- 0.2%
   Aviall, Inc.*                                              300          9,477
   CDW Corp.                                                2,200        125,598
   Fastenal Co.                                             2,000        122,520
   Genuine Parts Co.                                        4,900        201,341
   Grainger, Inc.                                           2,500        136,975
   Hughes Supply, Inc.                                      1,600         44,960
   Owens & Minor, Inc.                                        500         16,175
   ScanSource, Inc.*                                          100          4,294
   SCP Pool Corp.                                             600         21,054
   United Natural Foods, Inc.*                                600         18,222
   United Stationers, Inc.*                                   500         24,550
   Watsco, Inc.                                               200          8,520
   WESCO International, Inc.*                                 500         15,690
                                                                    ------------
                                                                         749,376
                                                                    ------------
DIVERSIFIED OPERATIONS -- 1.9%
   3M Co.                                                  21,800      1,576,140
   Actuant Corp. Class A*                                     200          9,588
   Acuity Brands, Inc.                                      1,000         25,690
   Barnes Group, Inc.                                         400         13,240
   Carlisle Cos., Inc.                                        600         41,178
   Cendant Corp.                                           31,548        705,729
   Chemed Corp.                                               400         16,352
   Corning, Inc.*                                          42,700        709,674
   Crane Co.                                                1,300         34,190
   Danaher Corp.                                            8,600        450,124
   Danielson Holding Corp.*                                 3,990   $     48,558
   Esterline Technologies Corp.*                              300         12,024
   Federal Signal Corp.                                       600          9,360
   Fidelity National Financial, Inc.                        4,615        164,709
   Florida East Coast Industries, Inc.                        500         21,650
   GenCorp, Inc.                                            1,500         28,890
   Griffon Corp.*                                             400          8,880
   Harsco Corp.                                             1,000         54,550
   Hawaiian Electric Industries, Inc.                       1,800         48,258
   Hillenbrand Industries, Inc.                             1,500         75,825
   Illinois Tool Works, Inc.                                8,300        661,344
   ITT Industries, Inc.                                     2,400        234,312
   Jacuzzi Brands, Inc.*                                    2,100         22,533
   Jefferson-Pilot Corp.                                    3,600        181,512
   Lancaster Colony Corp.                                     500         21,460
   Leucadia National Corp.                                  2,850        110,096
   Lockheed Martin Corp.                                   12,400        804,388
   Mathews International Corp. Class A                        500         19,480
   Pentair, Inc.                                            2,600        111,306
   PerkinElmer, Inc.                                        4,500         85,050
   PPG Industries, Inc.                                     4,500        282,420
   Roper Industries, Inc.                                   1,000         71,370
   Sensient Technologies Corp.                                600         12,366
   Teleflex, Inc.                                             900         53,433
   Textron, Inc.                                            3,900        295,815
   Trinity Industries, Inc.                                   600         19,218
   Universal Corp.                                            500         21,890
   UNOVA, Inc.*                                             1,800         47,934
   Vector Group Ltd.                                          420          7,799
                                                                    ------------
                                                                       7,118,335
                                                                    ------------
EDUCATION -- 0.2%
   Apollo Group, Inc. Class A*                              5,150        402,833
   Career Education Corp.*                                  2,700         98,847
   Corinthian Colleges, Inc.*                               1,800         22,986
   DeVry, Inc.*                                             1,400         27,860
   Education Management Corp.*                              1,600         53,968
   ITT Educational Services, Inc.*                            900         48,078
   Laureate Education, Inc.*                                1,000         47,860
   Renaissance Learning, Inc.                                 500         10,150
   Strayer Education, Inc.                                    200         17,252
                                                                    ------------
                                                                         729,834
                                                                    ------------
ELECTRIC UTILITIES -- 0.1%
   Duquesne Light Holdings, Inc.                            2,200         41,096
   Great Plains Energy, Inc.                                1,700         54,213
   MGE Energy, Inc.                                           200          7,276
   NorthWestern Corp.                                         400         12,608
   NSTAR                                                    2,200         67,826
   Weststar Energy, Inc.                                    1,900         45,657
                                                                    ------------
                                                                         228,676
                                                                    ------------
ELECTRICAL EQUIPMENT -- 3.1%
   A.O. Smith Corp.                                           300          8,013
   Avid Technology, Inc.*                                     700         37,296
   Axcelis Technologies, Inc.*                              2,800         19,208
   Checkpoint Systems, Inc.*                                  600         10,620

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
   Credence Systems Corp.*                                  2,500   $     22,625
   Fairchild Semiconductor Corp. Class A*                   3,600         53,100
   FLIR Systems, Inc.*                                      1,400         41,776
   General Electric Co.                                   318,200     11,025,630
   Genlyte Group, Inc.*                                       400         19,496
   GrafTech International Ltd.*                             1,100          4,730
   Input/Output, Inc.*                                        900          5,652
   Lincoln Electric Holdings, Inc.                            900         29,835
   Littelfuse, Inc.*                                          400         11,140
   Microchip Technology, Inc.                               5,750        170,315
   Molex, Inc.                                              2,600         67,704
   Molex, Inc. Class A                                      2,500         58,700
   Paxar Corp.*                                               700         12,425
   Power Integrations, Inc.*                                  400          8,628
   Power-One, Inc.*                                         1,200          7,572
   Rogers Corp.*                                              300         12,165
   Veeco Instruments, Inc.*                                   400          6,512
   Vicor Corp.                                                200          2,720
   Xilinx, Inc.                                             9,800        249,900
                                                                    ------------
                                                                      11,885,762
                                                                    ------------
ELECTRONICS -- 2.3%
   Advanced Micro Devices, Inc.*                           11,800        204,612
   Aeroflex, Inc.*                                          1,200         10,080
   Agere Systems, Inc.*                                     5,440         65,280
   Agilent Technologies, Inc.*                             15,200        349,904
   Altera Corp.*                                           10,400        206,128
   AMETEK, Inc.                                             1,500         62,775
   Amkor Technology, Inc.*                                  5,300         23,850
   Amphenol Corp. Class A                                   2,300         92,391
   Analog Devices, Inc.                                    11,100        414,141
   Anixter International, Inc.                                600         22,302
   Applied Materials, Inc.                                 53,400        864,012
   Applied Micro Circuits Corp.*                            9,200         23,552
   Arrow Electronics, Inc.*                                 3,500         95,060
   Atmel Corp.*                                            14,300         33,891
   ATMI, Inc.*                                                500         14,505
   Avnet, Inc.*                                             2,922         65,833
   AVX Corp.                                                5,200         63,024
   Belden CDT, Inc.                                           500         10,600
   Benchmark Electronics, Inc.*                               700         21,294
   Broadcom Corp. Class A*                                  8,300        294,733
   Brooks Automation, Inc.*                                   500          7,425
   Coherent, Inc.*                                            400         14,404
   Conexant Systems, Inc.*                                  9,217         14,839
   Cree, Inc.*                                              1,500         38,205
   Cubic Corp.                                                500          8,870
   Cymer, Inc.*                                               500         13,175
   Cypress Semiconductor Corp.*                             3,800         47,842
   DSP Group, Inc.*                                           500         11,935
   Emerson Electric Co.                                    11,700        732,771
   Entegris, Inc.*                                          2,200         21,780
   Exar Corp.*                                                600          8,934
   FormFactor, Inc.*                                        1,100         29,062
   Gentex Corp.                                             4,400   $     80,080
   Harman International Industries, Inc.                    1,900        154,584
   Hubbell, Inc. Class B                                    1,100         48,510
   Integrated Circuit Systems, Inc.*                        1,300         26,832
   Integrated Device Technology, Inc.*                      3,200         34,400
   International Rectifier Corp.*                           1,500         71,580
   Intersil Corp. Class A                                   4,500         84,465
   Jabil Circuit, Inc.*                                     5,200        159,796
   KEMET Corp.*                                             1,500          9,450
   KLA-Tencor Corp.                                         5,500        240,350
   Lam Research Corp.*                                      3,500        101,290
   Lattice Semiconductor Corp.*                             1,600          7,104
   Linear Technology Corp.                                  8,600        315,534
   LSI Logic Corp.*                                        10,800         91,692
   Maxim Integrated Products, Inc.                          9,136        349,087
   Micrel, Inc.*                                            1,800         20,736
   Micron Technology, Inc.*                                18,400        187,864
   Microsemi Corp.*                                           800         15,040
   MKS Instruments, Inc.*                                     800         13,512
   National Semiconductor Corp.                             9,300        204,879
   Newport Corp.*                                             600          8,316
   Novellus Systems, Inc.                                   3,556         87,869
   OmniVision Technologies, Inc.*                           1,000         13,590
   ON Semiconductor Corp.*                                  7,100         32,660
   PMC-Sierra, Inc.*                                        5,000         46,650
   QLogic Corp.*                                            2,300         71,001
   Rambus, Inc.*                                            4,400         58,872
   Rockwell International Corp.                             5,200        253,292
   Sanmina Corp.*                                          14,620         79,971
   Sigmatel, Inc.*                                          1,000         17,160
   Silicon Image, Inc.*                                     1,000         10,260
   Silicon Laboratories, Inc.*                              1,100         28,831
   Skyworks Solutions, Inc.*                                4,400         32,428
   Solectron Corp.*                                        27,000        102,330
   Synopsys, Inc.*                                          3,700         61,679
   Taser International, Inc.*                               1,000         10,040
   Tech Data Corp.*                                         1,300         47,593
   Technitrol, Inc.                                           500          7,065
   Tektronix, Inc.                                          2,000         46,540
   Teradyne, Inc.*                                          5,900         70,623
   Tessera Technologies, Inc.*                                600         20,046
   Texas Instruments, Inc.                                 51,600      1,448,412
   Thermo Electron Corp.*                                   4,195        112,720
   Thomas & Betts Corp.*                                    1,300         36,712
   Trimble Navigation Ltd.*                                   950         37,021
   TriQuint Semiconductor, Inc.*                            1,900          6,327
   Vishay Intertechnology, Inc.*                            5,430         64,454
   Vitesse Semiconductor Corp.*                             4,300          8,987
   Wilson Greatbatch Technologies, Inc.                       300          7,170
   Zoran Corp.*                                               700          9,303
                                                                    ------------
                                                                       8,941,916
                                                                    ------------
ENERGY -- 1.5%
   Centerpoint Energy, Inc.                                 8,600        113,606
   ChevronTexaco Corp.                                     63,512      3,551,591
   CONSOL Energy, Inc.                                      2,400        128,592
   DTE Energy Co.                                           4,500        210,465

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
   Energy Conversion Devices, Inc.*                         1,000   $     22,550
   Energy East Corp.                                        3,500        101,430
   Entergy Corp.                                            6,300        475,965
   KFx, Inc.*                                               1,600         22,864
   Kinder Morgan, Inc.                                      3,200        266,240
   Peabody Energy Corp.                                     3,600        187,344
   Progress Energy, Inc.                                    6,900        312,156
   Sempra Energy                                            6,500        268,515
   TETRA Technologies, Inc.*                                  200          6,370
   Watts Industries, Inc. Class A                             400         13,396
                                                                    ------------
                                                                       5,681,084
                                                                    ------------
ENVIROMENTAL SERVICES -- 0.0%
   Headwaters, Inc.*                                          500         17,190
   Mine Safety Appliances Co.                                 800         36,960
   Rollins, Inc.                                            1,350         27,054
                                                                    ------------
                                                                          81,204
                                                                    ------------
FACILITY SERVICES -- 0.0%
   ABM Industries, Inc.                                       800         15,600
                                                                    ------------
FINANCIAL SERVICES -- 8.5%
   A.G. Edwards, Inc.                                       2,000         90,300
   Advanta Corp. Class B                                      200          5,632
   Affiliated Managers Group, Inc.*                           600         40,998
   Ambac Financial Group, Inc.                              2,850        198,816
   American Capital Strategies Ltd.                         2,900        104,719
   American Express Co.                                    37,400      1,990,802
   AmeriCredit Corp.*                                       4,900        124,950
   Ameritrade Holding Corp.*                               12,900        239,811
   AmSouth Bancorporation                                   9,900        257,400
   Bank of Hawaii Corp.                                       900         45,675
   BlackRock, Inc.                                            500         40,225
   Capital One Financial Corp.                              6,800        544,068
   CapitalSource, Inc.*                                     2,900         56,927
   Cash America International, Inc.                           200          4,024
   Charles Schwab Corp.                                    39,600        446,688
   CIT Group, Inc.                                          6,300        270,711
   Citigroup, Inc.                                        156,765      7,247,246
   Citizens Banking Corp.                                     500         15,110
   Commerce Bancorp, Inc.                                   4,200        127,302
   CompuCredit Corp.*                                         700         23,996
   Countrywide Credit Industries, Inc.                     17,400        671,814
   Credit Acceptance Corp.*                                   800         11,912
   Cullen/Frost Bankers, Inc.                               1,100         52,415
   Digital Insight Corp.*                                     600         14,352
   Dun & Bradstreet Corp.*                                  1,800        110,970
   E*Trade Group, Inc.*                                    10,400        145,496
   Eaton Vance Corp.                                        3,400         81,294
   eFunds Corp.*                                              800         14,392
   Equifax, Inc.                                            3,300        117,843
   eSPEED, Inc. Class A*                                      400          3,564
   Federated Investors, Inc. Class B                        2,600         78,026
   Financial Federal Corp.                                    200          7,728
   First Commonwealth Financial Corp.                       1,200         16,440
   First Midwest Bancorp, Inc.                                500   $     17,585
   FirstMerit Corp.                                         1,900         49,609
   Franklin Resources, Inc.                                 8,000        615,840
   Fremont General Corp.                                    1,700         41,361
   H&R Block, Inc.                                          4,500        262,575
   IndyMac Bancorp, Inc.                                    1,300         52,949
   Instinet Group, Inc.*                                    9,400         49,256
   Interactive Data Corp.                                   2,100         43,638
   Investment Technology Group, Inc.*                         500         10,510
   Investors Financial Services Corp.                       1,700         64,294
   Irwin Financial Corp.                                      400          8,876
   J.P. Morgan Chase & Co.                                105,908      3,740,671
   Janus Capital Group, Inc.                                7,100        106,784
   Jefferies Group, Inc.                                    1,200         45,468
   KeyCorp                                                 12,200        404,430
   Knight Capital Group, Inc. Class A*                      3,100         23,622
   LaBranche & Co., Inc.*                                     500          3,150
   Legg Mason, Inc.                                         2,850        296,713
   Lehman Brothers Holdings, Inc.                           7,500        744,600
   MBIA, Inc.                                               3,900        231,309
   MBNA Corp.                                              38,350      1,003,236
   MCG Capital Corp.                                          500          8,540
   Mellon Financial Corp.                                  12,700        364,363
   Merrill Lynch & Co., Inc.                               28,600      1,573,286
   Metris Cos., Inc.*                                       1,700         24,582
   MoneyGram International, Inc.                            1,800         34,416
   Morgan Stanley Dean Witter & Co.                        33,100      1,736,757
   Municipal Mortgage & Equity, L. L. C.                      700         18,193
   National City Corp.                                     19,408        662,201
   Nelnet, Inc. Class A*                                    1,000         33,270
   Nuveen Investments Class A                               1,700         63,954
   Piper Jaffray Cos., Inc.*                                  360         10,955
   PRG-Schultz International, Inc.*                         1,000          2,820
   Protective Life Corp.                                    1,400         59,108
   Providian Financial Corp.*                               8,200        144,566
   Raymond James Financial, Inc.                            1,500         42,375
   Sky Financial Group, Inc.                                2,800         78,904
   SLM Corp.                                               12,200        619,760
   South Financial Group, Inc.                              1,600         45,472
   State Street Corp.                                       9,900        477,675
   Susquehanna Bancshares, Inc.                               800         19,672
   Synovus Financial Corp.                                  8,100        232,227
   T. Rowe Price Group, Inc.                                3,300        206,580
   The Bear Stearns Cos., Inc.                              3,500        363,790
   The First Marblehead Corp.*                              1,600         56,096
   The Goldman Sachs Group, Inc.                           12,500      1,275,250
   The Student Loan Corp.                                     400         87,920
   UICI                                                       700         20,839
   Waddell & Reed Financial, Inc. Class A                   4,917         90,964
   Wells Fargo & Co.                                       47,940      2,952,145
   WFS Financial, Inc.                                        900         45,639
   Wilmington Trust Corp.                                   1,500         54,015
                                                                    ------------
                                                                      32,424,456
                                                                    ------------
FOOD & BEVERAGES -- 3.4%
   American Italian Pasta Co. Class A                         300          6,306
   Anheuser-Busch Cos., Inc.                               23,300      1,065,975

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & BEVERAGES (CONTINUED)
   Archer-Daniels-Midland Co.                              19,677   $    420,694
   Brown Forman Corp. Class B                               2,000        120,920
   Campbell Soup Co.                                       11,500        353,855
   Chiquita Brands International, Inc.                        500         13,730
   Coca-Cola Co.                                           72,200      3,014,350
   Coca-Cola Enterprises, Inc.                             14,100        310,341
   ConAgra, Inc.                                           15,400        356,664
   Constellation Brands, Inc. Class A*                      5,000        147,500
   Corn Products International, Inc.                        1,600         38,016
   Dean Foods Co.                                           4,084        143,920
   Del Monte Foods Co.*                                     5,888         63,414
   Dreyer's Grand Ice Cream Holdings, Inc.                    700         56,980
   Flowers Foods, Inc.                                        750         26,520
   General Mills, Inc.                                     11,000        514,690
   H.J. Heinz Co.                                           9,800        347,116
   Hain Celestial Group, Inc.*                                200          3,900
   Hershey Foods Corp.                                      5,100        316,710
   Hormel Foods Corp.                                       3,300         96,789
   Interstate Bakeries Corp.                                1,300          9,113
   Kellogg Co.                                             12,300        546,612
   Kraft Foods, Inc. Class A                               15,900        505,779
   McCormick & Co., Inc.                                    3,200        104,576
   Molson Coors Brewing Co. Class B                           800         49,600
   Panera Bread Co. Class A*                                  300         18,625
   PepsiAmericas, Inc.                                      3,400         87,244
   PepsiCo, Inc.                                           47,190      2,544,957
   Performance Food Group Co.*                                800         24,168
   Pilgrim's Pride Corp.                                    1,500         51,195
   Ralcorp Holdings, Inc.                                     500         20,575
   Sanderson Farms, Inc.                                      400         18,176
   Sara Lee Corp.                                          22,000        435,820
   Smithfield Foods, Inc.*                                  2,900         79,083
   SYSCO Corp.                                             17,900        647,801
   The Great Atlantic & Pacific Tea Co., Inc.*              1,100         31,966
   The J.M. Smucker Co.                                     1,329         62,383
   Tootsie Roll Industries, Inc.                              545         15,941
   TreeHouse Foods, Inc.*                                     817         23,287
   Triarc Cos., Inc.                                          200          3,220
   Tyson Foods, Inc. Class A                                7,002        124,636
   Wm. Wrigley Jr. Co.                                      4,900        337,316
                                                                    ------------
                                                                      13,160,463
                                                                    ------------
FOREST & PAPER PRODUCTS -- 0.5%
   Georgia-Pacific Group                                    7,205        229,119
   International Paper Co.                                 14,624        441,791
   Kimberly-Clark Corp.                                    13,700        857,483
   P.H. Glatfelter Co.                                        700          8,680
   Smurfit-Stone Container Corp.                            6,600         67,122
   Wausau-Mosinee Paper Corp.                                 800          9,584
   Weyerhaeuser Co.                                         7,200        458,280
                                                                    ------------
                                                                       2,072,059
                                                                    ------------
FUNERAL SERVICES -- 0.0%
   Service Corp. International                              9,200         73,784
   Stewart Enterprises, Inc. Class A                        3,000         19,620
                                                                    ------------
                                                                          93,404
                                                                    ------------
HEALTH CARE - BIOTECHNOLOGY -- 2.3%
   Affymetrix, Inc.*                                        1,300   $     70,109
   Amgen, Inc.*                                            37,122      2,244,396
   Applera Corp.-- Celera Genomics
     Group*                                                 2,000         21,940
   AtheroGenics, Inc.*                                        600          9,588
   Biogen Idec, Inc.*                                      10,705        368,787
   Biosite, Inc.*                                             200         10,998
   Cambrex Corp.                                              500          9,525
   Charles River Laboratories International,
     Inc.*                                                  1,588         76,621
   Chiron Corp.*                                            4,900        170,961
   CUNO, Inc.*                                                300         21,432
   CV Therapeutics, Inc.*                                     400          8,968
   Digene Corp.*                                              200          5,536
   Encysive Pharmaceuticals, Inc.*                            400          4,324
   Enzon, Inc.*                                               500          3,240
   Exelixis, Inc.*                                            600          4,458
   Genentech, Inc.*                                        29,400      2,360,232
   Genzyme Corp.*                                           7,600        456,684
   Gilead Sciences, Inc.*                                  13,600        598,264
   ICOS Corp.*                                              1,300         27,521
   ImClone Systems, Inc.*                                     900         27,873
   Immucor, Inc.*                                             450         13,028
   Integra LifeSciences Holdings*                             400         11,680
   Martek Biosciences Corp.*                                  600         22,770
   Medarex, Inc.*                                           2,700         22,491
   Medtronic, Inc.                                         36,300      1,879,977
   Myriad Genetics, Inc.*                                     300          4,695
   Nabi Biopharmaceuticals*                                 1,600         24,368
   Pharmaceutical Product Development,
     Inc.*                                                  1,200         56,232
   Protein Design Labs, Inc.*                               2,100         42,441
   Serologicals Corp.*                                        500         10,625
   Tanox, Inc.*                                               800          9,376
   Techne Corp.*                                              800         36,728
   Telik, Inc.*                                             1,500         24,390
   The Medicines Co.*                                         600         14,034
   Transkaryotic Therapies, Inc.*                             300         10,974
   Trimeris, Inc.*                                            300          2,994
   Vicuron Phamaceuticals, Inc.*                            1,700         47,430
                                                                    ------------
                                                                       8,735,690
                                                                    ------------
HEALTH CARE - DRUGS -- 4.2%
   Abbott Laboratories                                     46,500      2,278,965
   Accredo Health, Inc.*                                    1,100         49,940
   Alkermes, Inc.*                                          2,679         35,416
   Alpharma, Inc. Class A                                     700         10,129
   American Pharmaceutical Partners, Inc.*                  1,650         68,063
   AmerisourceBergen Corp.                                  2,959        204,615
   Amylin Pharmaceuticals, Inc.*                            3,100         64,883
   Andrx Group*                                             1,600         32,496
   Barr Laboratories, Inc.*                                 2,725        132,816
   Bristol-Myers Squibb Co.                                58,600      1,463,828
   Celgene Corp.*                                           4,300        175,311
   Cephalon, Inc.*                                          1,300         51,753
   Connetics Corp.*                                           600         10,584

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - DRUGS (CONTINUED)
   Dendreon Corp.*                                            600   $      3,138
   Eli Lilly & Co.                                         34,000      1,894,140
   Eon Labs, Inc.*                                          2,000         61,280
   First Horizon Pharmaceutical Corp.*                        300          5,712
   Forest Laboratories, Inc.*                              10,300        400,155
   Impax Laboratories, Inc.*                                  700         10,990
   Incyte Corp.*                                            2,000         14,300
   Inspire Pharmaceuticals, Inc.*                             400          3,368
   IVAX Corp.*                                              7,937        170,645
   K-V Pharmaceutical Co. Class A*                            500          8,375
   King Pharmaceuticals, Inc.*                              4,949         51,569
   Kos Pharmaceuticals, Inc.*                                 500         32,750
   Ligand Pharmaceuticals, Inc. Class B*                      900          6,255
   Medicis Pharmaceutical Corp. Class A                     1,300         41,249
   MedImmune, Inc.*                                         6,930        185,170
   Millennium Pharmaceuticals, Inc.*                        8,600         79,722
   Mylan Laboratories, Inc.                                 6,425        123,617
   Neurocrine Biosciences, Inc.*                              800         33,648
   NPS Pharmaceuticals, Inc.*                                 500          5,675
   Onyx Pharmaceuticals, Inc.*                                700         16,716
   OSI Pharmaceuticals, Inc.*                               1,200         49,044
   Par Pharmaceutical Cos., Inc.*                             700         22,267
   Pfizer, Inc.                                           220,775      6,088,974
   Priority Healthcare Corp. Class B*                         500         12,680
   Sepracor, Inc.*                                          2,900        174,029
   United Therapeutics Corp.*                                 200          9,640
   Valeant Pharmaceuticals International                    1,900         33,497
   Vertex Pharmaceuticals, Inc.*                            1,500         25,260
   Watson Pharmaceuticals, Inc.*                            2,800         82,768
   Wyeth                                                   37,500      1,668,750
   Zymogenetics, Inc.*                                      1,100         19,360
                                                                    ------------
                                                                      15,913,542
                                                                    ------------
HEALTH CARE - PRODUCTS -- 3.8%
   Abgenix, Inc.*                                           2,700         23,166
   Advanced Medical Optics, Inc.*                             874         34,741
   Align Technology, Inc.*                                    700          5,159
   Allergan, Inc.                                           3,800        323,912
   Allscripts Heathcare Solutions, Inc.*                    1,200         20,868
   American Medical Systems Holdings,
     Inc.*                                                  2,100         43,365
   Arrow International, Inc.                                  800         25,520
   ArthroCare Corp.*                                          200          6,988
   Bausch & Lomb, Inc.                                      1,300        107,900
   Beckman Coulter, Inc.                                    1,600        101,712
   Becton, Dickinson & Co.                                  7,000        367,290
   Biomet, Inc.                                             7,600        263,264
   Boston Scientific Corp.*                                25,000        675,000
   C.R. Bard, Inc.                                          2,700        179,577
   CONMED, Corp.*                                             500         15,385
   Cooper Cos., Inc.                                        1,155         70,293
   Cyberonics, Inc.*                                          400         17,356
   Cytyc Corp.*                                             2,700         59,562
   Dade Behring Holdings, Inc.                                900         58,509
   Datascope Corp.                                            300   $     10,005
   DENTSPLY International, Inc.                             2,017        108,918
   Diagnostic Products Corp.                                  500         23,665
   Edwards Lifesciences Corp.*                              1,400         60,228
   Guidant Corp.                                            8,200        551,860
   Haemonetics Corp.*                                         500         20,320
   Henry Schein, Inc.*                                      2,000         83,040
   Hologic, Inc.*                                             300         11,925
   Hospira, Inc.*                                           4,440        173,160
   Human Genome Sciences, Inc.*                             3,600         41,688
   Invacare Corp.                                             500         22,180
   Invitrogen Corp.*                                        1,300        108,277
   Johnson & Johnson                                       89,212      5,798,780
   Kinetic Concepts, Inc.*                                  2,100        126,000
   Laserscope*                                                200          8,288
   Mentor Corp.                                               700         29,036
   Merck & Co., Inc.                                       66,100      2,035,880
   MGI Pharma, Inc.*                                        1,600         34,816
   NeighborCare, Inc.*                                        800         26,536
   Nektar Therapeutics*                                     1,700         28,628
   Patterson Cos., Inc.*                                    3,800        171,304
   Perrigo Co.                                              2,100         29,274
   PolyMedica Corp.                                           500         17,830
   PSS World Medical, Inc.*                                 1,100         13,695
   ResMed, Inc.*                                              500         32,995
   Respironics, Inc.*                                       1,600         57,776
   Schering-Plough Corp.                                   41,200        785,272
   St. Jude Medical, Inc.*                                 10,000        436,100
   Stryker Corp.                                           10,500        499,380
   Sybron Dental Specialties, Inc.*                           500         18,810
   Thoratec Corp.*                                            800         12,272
   USANA Health Sciences, Inc.*                               200          8,460
   Varian Medical Systems, Inc.*                            3,800        141,854
   Ventana Medical Systems, Inc.*                             400         16,092
   West Pharmaceutical Services, Inc.                         400         11,220
   Wright Medical Group, Inc.*                                400         10,680
   Zimmer Holdings, Inc.*                                   6,380        485,965
                                                                    ------------
                                                                      14,451,776
                                                                    ------------
HEALTH CARE - SERVICES -- 2.6%
   American Healthways, Inc.*                                 500         21,135
   Amerigroup Corp.*                                        1,200         48,240
   AmSurg Corp.*                                              300          8,307
   Apria Healthcare Group, Inc.*                              800         27,712
   Baxter International, Inc.                              18,600        690,060
   Beverly Enterprises, Inc.*                               1,700         21,658
   Cardinal Health, Inc.                                   12,100        696,718
   Caremark Rx, Inc.*                                      13,700        609,924
   Centene Corp.*                                             800         26,864
   Cerner Corp.*                                              700         47,579
   Community Health Care*                                   2,200         83,138
   Covance, Inc.*                                           1,300         58,331
   Coventry Health Care, Inc.*                              2,500        176,875
   DaVita, Inc.*                                            2,400        109,152
   Express Scripts, Inc.*                                   4,200        209,916
   Genesis HealthCare Corp.*                                  150          6,942
   HCA-The Healthcare Corp.                                12,100        685,707

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - SERVICES (CONTINUED)
   Health Management Associates, Inc.
     Class A                                                7,300   $    191,114
   Health Net, Inc.*                                        2,900        110,664
   Humana, Inc.*                                            4,500        178,830
   IDX Systems Corp.*                                         400         12,056
   IMS Health, Inc.                                         6,500        161,005
   Kindred Healthcare, Inc.*                                  600         23,766
   Laboratory Corporation of America
     Holdings*                                              3,900        194,610
   LifePoint Hospitals, Inc.*                                 233         11,771
   Lincare Holdings, Inc.*                                  2,600        106,184
   Manor Care, Inc.                                         2,200         87,406
   McKesson HBOC, Inc.                                      8,900        398,631
   Medco Health Solutions, Inc.*                            7,429        396,411
   MedQuist, Inc.*                                            500          6,650
   NDCHealth Corp.                                            600         10,782
   Odyssey Healthcare, Inc.*                                  400          5,768
   Omnicare, Inc.                                           2,700        114,561
   PacifiCare Health Systems, Inc.*                         2,100        150,045
   Pediatrix Medical Group, Inc.*                             600         44,124
   Psychiatric Solutions, Inc.*                               200          9,742
   Quest Diagnostics, Inc.                                  5,400        287,658
   Renal Care Group, Inc.*                                  1,350         62,235
   Sierra Health Services, Inc.*                              400         28,584
   STERIS Corp.                                             2,100         54,117
   Sunrise Assisted Living, Inc.*                             200         10,796
   Tenet Healthcare Corp.*                                 14,050        171,972
   Triad Hospitals, Inc.*                                   1,787         97,642
   United Surgical Partners International,
     Inc.*                                                    400         20,832
   UnitedHealth Group, Inc.                                36,654      1,911,140
   Universal Health Services, Inc. Class B                  1,300         80,834
   VCA Antech, Inc.*                                        1,600         38,800
   WellChoice, Inc.*                                        2,200        152,834
   Wellpoint, Inc.*                                        17,136      1,193,351
                                                                    ------------
                                                                       9,853,173
                                                                    ------------
HOTELS & RESTAURANTS -- 0.0%
   Isle of Capri Casinos, Inc.*                               300          7,860
   The Marcus Corp.                                           200          4,244
   Vail Resorts, Inc.*                                        400         11,240
                                                                    ------------
                                                                          23,344
                                                                    ------------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 0.0%
   American Woodmark Corp.                                    200          6,002
   Tempur-Pedic International, Inc.*                        2,200         48,796
                                                                    ------------
                                                                          54,798
                                                                    ------------
HOUSEHOLD PRODUCTS -- 0.1%
   Alberto-Culver Co. Class B                               2,400        103,992
   Black & Decker Corp.                                     2,300        206,655
   Church & Dwight Co., Inc.                                1,400         50,680
   Ethan Allen Interiors, Inc.                                800         26,808
   Furniture Brands International, Inc.                     1,000         21,610
                                                                    ------------
                                                                         409,745
                                                                    ------------
INSTRUMENTS - SCIENTIFIC -- 0.2%
   Advanced Neuromodulation Systems,
     Inc.*                                                    300   $     11,904
   Applera Corp.-- Applied Biosystems
     Group                                                  4,700         92,449
   FEI Co.*                                                   600         13,686
   Fisher Scientific International, Inc.*                   2,964        192,364
   Gen-Probe, Inc.*                                         1,200         43,476
   Intermagnetics General Corp.*                              400         12,304
   Intuitive Surgical, Inc.*                                  400         18,656
   Kyphon, Inc.*                                              500         17,395
   Millipore Corp.*                                         1,000         56,730
   Waters Corp.*                                            3,400        126,378
                                                                    ------------
                                                                         585,342
                                                                    ------------
INSURANCE -- 4.4%
   21st Century Insurance Group                             1,700         25,228
   Aetna, Inc.                                              2,800        231,896
   AFLAC, Inc.                                             15,200        657,856
   Alfa Corp.                                               2,400         35,328
   Allmerica Financial Corp.*                               1,100         40,799
   Allstate Corp.                                          21,700      1,296,575
   American Financial Group, Inc.                           1,600         53,632
   American International Group, Inc.                      80,245      4,662,234
   American National Insurance Co.                            400         45,876
   AmerUs Group Co.                                           900         43,245
   Aon Corp.                                               10,200        255,408
   Arthur J. Gallagher & Co.                                2,200         59,686
   Assurant, Inc.                                           3,400        122,740
   Brown & Brown, Inc.                                      1,700         76,398
   Chubb Corp.                                              5,100        436,611
   CIGNA Corp.                                              3,700        396,011
   Cincinnati Financial Corp.                               4,614        182,530
   CNA Financial Corp.*                                     7,200        204,624
   CNA Surety Corp.*                                          900         13,365
   Delphi Financial Group, Inc. Class A                       450         19,868
   Erie Indemnity Co. Class A                               1,400         75,950
   FBL Financial Group, Inc. Class A                          200          5,522
   Harleysville Group, Inc.                                   600         12,534
   Hartford Financial Services Group, Inc.                  8,200        613,196
   HCC Insurance Holdings, Inc.                             1,600         60,592
   Hilb, Rogal & Hamilton Co.                                 300         10,320
   Horace Mann Educators Corp.                                700         13,174
   Infinity Property & Casualty Corp.                         400         13,952
   LandAmerica Financial Group, Inc.                          300         17,811
   Lincoln National Corp.                                   4,600        215,832
   Loews Corp.                                              4,800        372,000
   Manulife Financial Corp.                                 6,163        294,653
   Markel Corp.*                                              100         33,900
   Marsh & McLennan Cos., Inc.                             15,900        440,430
   Mercury General Corp.                                    1,300         70,876
   MetLife, Inc.                                           22,000        988,680
   MGIC Investment Corp.                                    2,700        176,094
   Nationwide Financial Services, Inc.
     Class A                                                1,600         60,704
   Odyssey Re Holdings Corp.                                1,000         24,680
   Ohio Casualty Corp.                                      1,900         45,942

                                       23
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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
   Old Republic International Corp.                         4,700   $    118,863
   Philadelphia Consolidated Holding Corp.*                   300         25,428
   Principal Financial Group, Inc.                          8,600        360,340
   ProAssurance Corp.*                                        500         20,880
   Prudential Financial, Inc.                              15,700      1,030,862
   Radian Group, Inc.                                       2,400        113,328
   Reinsurance Group of America, Inc.                       1,600         74,416
   RLI Corp.                                                  500         22,300
   Safeco Corp.                                             3,600        195,624
   Selective Insurance Group, Inc.                            500         24,775
   St. Paul Cos., Inc.                                     20,241        800,127
   StanCorp Financial Group, Inc.                             700         53,606
   State Auto Financial Corp.                                 600         18,624
   Stewart Information Services Corp.                         300         12,600
   The Commerce Group, Inc.                                   700         43,477
   The First American Corp.                                 2,200         88,308
   The Phoenix Companies, Inc.                              2,100         24,990
   The PMI Group, Inc.                                      2,500         97,450
   The Progressive Corp.                                    5,700        563,217
   Torchmark, Inc.                                          2,900        151,380
   Transatlantic Holdings, Inc.                             1,700         94,894
   Triad Guaranty, Inc.*                                      200         10,078
   Unitrin, Inc.                                            1,800         88,380
   Universal American Financial Corp.*                      1,652         37,368
   UnumProvident Corp.                                      8,300        152,056
   W.R. Berkley Corp.                                       3,337        119,064
                                                                    ------------
                                                                      16,749,187
                                                                    ------------
INTERNET SERVICES -- 0.9%
   Akamai Technologies, Inc.*                               3,054         40,099
   Ariba, Inc.*                                               633          3,671
   Ask Jeeves, Inc.*                                        1,200         36,228
   CACI International, Inc. Class A*                          600         37,896
   CMGI, Inc.*                                              4,000          7,560
   CNET Networks, Inc.*                                     4,100         48,134
   Cogent Communications Group, Inc.*                       1,000          6,640
   Digital River, Inc.*                                       400         12,700
   DoubleClick, Inc.*                                       3,700         31,043
   EarthLink, Inc.*                                         4,500         38,970
   Equinix, Inc.*                                             200          8,668
   F5 Networks, Inc.*                                         400         18,894
   IAC/InterActiveCorp*                                    18,796        452,044
   Ixia*                                                    1,700         33,048
   j2 Global Communications, Inc.*                            200          6,888
   Juniper Networks, Inc.*                                 16,106        405,549
   Jupitermedia Corp.*                                        400          6,852
   Monster Worldwide, Inc.*                                 3,000         86,040
   Netflix, Inc.*                                             800         13,128
   NetRatings, Inc.*                                          400          5,440
   Priceline.com, Inc.*                                       500         11,665
   Qwest Communications International,
     Inc.*                                                 50,129        185,979
   Real Networks, Inc.*                                     4,400         21,868
   RSA Security, Inc.*                                      1,900         21,812
   S1 Corp.*                                                1,300   $      6,123
   SafeNet, Inc.*                                             300         10,218
   Total System Services, Inc.                              5,100        122,910
   United Online, Inc.                                      1,050         11,403
   ValueClick, Inc.*                                        2,300         28,359
   VeriSign, Inc.*                                          6,615        190,247
   WebEx Communications, Inc.*                                600         15,846
   Websense, Inc.*                                            200          9,610
   Yahoo!, Inc.*                                           38,710      1,341,302
                                                                    ------------
                                                                       3,276,834
                                                                    ------------
LEISURE -- 0.8%
   Alliance Gaming Corp.*                                     600          8,412
   Ameristar Casinos, Inc.                                    800         20,872
   Argosy Gaming Co.*                                         500         23,305
   Aztar Corp.*                                               600         20,550
   Boyd Gaming Corp.                                        2,300        117,599
   Brunswick Corp.                                          2,500        108,300
   Choice Hotels International, Inc.                          800         52,560
   Gaylord Entertainment Co.*                                 700         32,543
   Harrah's Entertainment, Inc.                             7,003        504,741
   Hilton Hotels Corp.                                     10,800        257,580
   International Game Technology                            9,700        273,055
   International Speedway Corp. Class A                       500         28,130
   K2, Inc.*                                                  500          6,340
   La Quinta Corp.*                                         6,000         55,980
   Marriott International, Inc. Class A                     6,000        409,320
   Marvel Enterprises, Inc.*                                2,300         45,356
   MGM Mirage, Inc.*                                        7,800        308,724
   Multimedia Games, Inc.*                                    700          7,707
   Penn National Gaming, Inc.*                              1,600         58,400
   Sabre Holdings Corp. Class A                             3,516         70,144
   Scientific Games Corp. Class A*                          2,100         56,553
   Shuffle Master, Inc.*                                      600         16,818
   Six Flags, Inc.*                                         1,800          8,370
   Speedway Motorsports, Inc.                                 500         18,280
   Starwood Hotels & Resorts Worldwide,
     Inc. Class B                                           5,400        316,278
   Station Casinos, Inc.                                    1,850        122,840
   Topps Co., Inc.                                            900          9,027
   WMS Industries, Inc.*                                      500         16,875
                                                                    ------------
                                                                       2,974,659
                                                                    ------------
MACHINERY -- 0.6%
   Albany International Corp. Class A                         400         12,844
   Applied Industrial Technologies, Inc.                      450         14,531
   Baldor Electric Co.                                        400          9,728
   CARBO Ceramics, Inc.                                       200         15,792
   Caterpillar, Inc.                                        9,600        914,976
   Deere & Co.                                              6,900        451,881
   Dover Corp.                                              5,700        207,366
   Flowserve Corp.*                                           800         24,208
   Gardner Denver, Inc.*                                      200          7,016
   Graco, Inc.                                              1,550         52,808
   IDEX Corp.                                               1,000         38,610
   JLG Industries, Inc.                                       600         16,488
   Joy Global, Inc.                                         1,500         50,385

                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY (CONTINUED)
   Kennametal, Inc.                                           700   $     32,095
   Lone Star Technologies, Inc.*                              400         18,200
   National-Oilwell, Inc.*                                  4,805        228,430
   Regal-Beloit Corp.                                         300          8,748
   SPX Corp.                                                2,000         91,960
   Terex Corp.*                                             1,200         47,280
   The Manitowoc Co., Inc.                                    400         16,408
   Thomas Industries, Inc.                                    100          3,996
   Universal Compression Holdings, Inc.*                      300         10,872
   Woodward Governor Co.                                      200         16,806
                                                                    ------------
                                                                       2,291,428
                                                                    ------------
MANUFACTURING -- 0.4%
   American Standard Cos., Inc.                             5,600        234,752
   AptarGroup, Inc.                                           700         35,560
   Ball Corp.                                               3,200        115,072
   Blount International, Inc.*                              1,400         23,366
   Briggs & Stratton Corp.                                  1,000         34,620
   CLARCOR, Inc.                                              800         23,400
   Cognex Corp.                                               500         13,095
   Donaldson Co., Inc.                                      2,400         72,792
   Eaton Corp.                                              4,300        257,570
   ESCO Technologies, Inc.*                                   200         20,160
   Leggett & Platt, Inc.                                    5,000        132,900
   Lennox International, Inc.                               1,100         23,287
   Mykrolis Corp.*                                            300          4,263
   Nordson Corp.                                              400         13,712
   Packaging Corp. of America                               2,300         48,415
   Pall Corp.                                               3,200         97,152
   Polaris Industries, Inc.                                   800         43,200
   Quanex Corp.                                               300         15,903
   The Brink's Co.                                          1,200         43,200
   Varian, Inc.*                                              500         18,895
   Wabtec Corp.                                               800         17,184
   Zebra Technologies Corp. Class A*                        1,875         82,106
                                                                    ------------
                                                                       1,370,604
                                                                    ------------
METALS & MINING -- 0.5%
   Alcoa, Inc.                                             26,500        692,445
   Arch Coal, Inc.                                          1,400         76,258
   Century Aluminum Co.*                                      349          7,119
   Cleveland-Cliffs, Inc.                                     400         23,104
   Coeur d'Alene Mines Corp.*                               7,200         26,136
   Commercial Metals Co.                                    1,800         42,876
   Freeport-McMoran Copper & Gold, Inc.
     Class B                                                5,000        187,200
   Hecla Mining Co.*                                        1,600          7,296
   Kaiser Aluminum Corp.*(a)                                2,200             42
   Kaydon Corp.                                               500         13,925
   Massey Energy Co.                                        1,700         64,124
   MSC Industrial Direct Co., Inc. Class A                  1,000         33,750
   Mueller Industries, Inc.                                   500         13,550
   Newmont Mining Corp.                                    11,400        444,942
   Phelps Dodge Corp.                                       2,700        249,750
   Precision Castparts Corp.                                1,712        133,365
   Stillwater Mining Co.*                                   2,300   $     17,066
   USEC, Inc.                                               2,200         32,208
                                                                    ------------
                                                                       2,065,156
                                                                    ------------
MULTIMEDIA -- 2.6%
   A.H. Belo Corp. Series A                                 2,400         57,528
   Cox Radio, Inc. Class A*                                   800         12,600
   DreamWorks Animation SKG, Inc.
     Class A*                                               1,300         34,060
   Emmis Communications Corp. Class A*                      1,282         22,653
   Entercom Communications Corp.*                           1,100         36,619
   Gannett Co., Inc.                                        7,100        505,023
   Gemstar-TV Guide International, Inc.*                   11,861         42,581
   Liberty Media Corp. Class A                             80,400        819,276
   Macrovision Corp.*                                         600         13,524
   Martha Stewart Living Omnimedia, Inc.
     Class A*                                                 200          5,836
   McGraw-Hill Cos, Inc.                                   11,200        495,600
   Media General, Inc. Class A                                400         25,904
   Meredith Corp.                                             900         44,154
   News Corp. Class A                                      63,044      1,020,052
   News Corp. Class B                                      29,300        493,998
   Pixar, Inc.*                                             2,800        140,140
   The E.W. Scripps Co. Class A                             3,500        170,800
   The Liberty Corp.                                          200          7,362
   Time Warner, Inc.*                                     135,000      2,255,850
   Tribune Co.                                              9,500        334,210
   Viacom, Inc. Class A                                     3,400        109,548
   Viacom, Inc. Class B                                    44,015      1,409,360
   Walt Disney Co.                                         61,400      1,546,052
   XM Satellite Radio Holdings, Inc. Class A*               5,700        191,862
                                                                    ------------
                                                                       9,794,592
                                                                    ------------
OFFICE EQUIPMENT -- 0.2%
   Global Imaging Systems, Inc.*                              400         12,744
   IKON Office Solutions, Inc.                              3,900         37,089
   Lexmark International Group, Inc. Class A*               3,400        220,422
   Pitney Bowes, Inc.                                       6,000        261,300
   Xerox Corp.*                                            28,700        395,773
                                                                    ------------
                                                                         927,328
                                                                    ------------
OFFICE FURNISHINGS & SUPPLIES -- 0.1%
   Avery Dennison Corp.                                     2,900        153,584
   Herman Miller, Inc.                                      1,600         49,344
   HNI Corp.                                                  500         25,575
   OfficeMax, Inc.                                          2,100         62,517
   Steelcase, Inc. Class A                                  1,200         16,620
                                                                    ------------
                                                                         307,640
                                                                    ------------
OIL & GAS -- 6.6%
   AGL Resources, Inc.                                      2,100         81,165
   Amerada Hess Corp.                                       2,600        276,926
   Anadarko Petroleum Corp.                                 7,600        624,340
   Apache Corp.                                             9,784        632,046
   Aquila, Inc.*                                            6,800         24,548
   Atmos Energy Corp.                                       1,700         48,960
   Atwood Oceanics, Inc.*                                     100          6,156

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
   Baker Hughes, Inc.                                       9,400   $    480,904
   Berry Petroleum Co. Class A                                200         10,576
   BJ Services Co.                                          4,200        220,416
   Burlington Resources, Inc.                              11,600        640,784
   Cabot Oil & Gas Corp. Class A                              750         26,025
   Cal Dive International, Inc.*                              400         20,948
   Cheniere Energy, Inc.*                                   1,200         37,320
   Chesapeake Energy Corp.                                  9,100        207,480
   Cimarex Energy Co.*                                      1,710         66,536
   Comstock Resources, Inc.*                                  600         15,174
   ConocoPhillips                                          41,800      2,403,082
   Cooper Cameron Corp.*                                    1,300         80,665
   Denbury Resources, Inc.*                                   800         31,816
   Devon Energy Corp.                                       5,740        290,903
   Diamond Offshore Drilling, Inc.                          3,200        170,976
   El Paso Corp.                                           19,253        221,795
   Encore Aquisition Co.*                                     500         20,500
   Energen Corp.                                            1,400         49,070
   Energy Partners Ltd.*                                    1,000         26,210
   ENSCO International, Inc.                                3,900        139,425
   EOG Resources, Inc.                                      6,600        374,880
   Equitable Resources, Inc.                                1,600        108,800
   Exxon Mobil Corp.                                      179,164     10,296,555
   FMC Technologies, Inc.*                                  1,500         47,955
   Forest Oil Corp.*                                        1,200         50,400
   Frontier Oil Corp.                                         800         23,480
   Grant Prideco, Inc.*                                     3,500         92,575
   Grey Wolf, Inc.*                                         5,700         42,237
   Halliburton Co.                                         15,200        726,864
   Hanover Compressor Co.*                                  2,400         27,624
   Helmerich & Payne, Inc.                                  1,200         56,304
   Holly Corp.                                                700         32,669
   Houston Exploration Co.*                                   500         26,525
   Hydril Co.*                                                200         10,870
   KCS Energy, Inc.*                                        1,400         24,318
   Kerr-McGee Corp.                                         4,252        324,470
   Key Energy Services, Inc.*                               2,900         35,090
   Marathon Oil Corp.                                      10,400        555,048
   Murphy Oil Corp.                                         4,800        250,704
   National Fuel Gas Co.                                    1,800         52,038
   New Jersey Resources Corp.                                 500         24,125
   Newfield Exploration Co.*                                3,200        127,648
   Nicor, Inc.                                                500         20,585
   Noble Energy, Inc.                                       2,584        195,480
   Occidental Petroleum Corp.                              11,100        853,923
   Oceaneering International, Inc.*                           400         15,460
   Oil States International, Inc.*                            600         15,102
   ONEOK, Inc.                                              2,500         81,625
   Patterson-UTI Energy, Inc.                               4,000        111,320
   Penn Virginia Corp.                                        200          8,934
   Piedmont Natural Gas Co., Inc.                           2,300         55,246
   Pioneer Natural Resources Co.                            3,802        159,988
   Plains Exploration & Production Co.*                     1,700         60,401
   Pogo Producing Co.                                       1,700   $     88,264
   Premcor, Inc.                                            2,300        170,614
   Pride International, Inc.*                               4,200        107,940
   Quicksilver Resources, Inc.*                             1,200         76,716
   Range Resources Corp.                                    2,400         64,560
   Remington Oil & Gas Corp.*                                 300         10,710
   Rowan Cos., Inc.                                         2,300         68,333
   RPC, Inc.                                                  500          8,460
   SEACOR SMIT, Inc.*                                         300         19,290
   Smith International, Inc.                                2,700        171,990
   South Jersey Industries, Inc.                              200         12,224
   Southern Union Co.                                       2,941         72,202
   Southwestern Energy Co.*                                 1,600         75,168
   Spinnaker Exploration Co.*                                 300         10,647
   St. Mary Land & Exploration Co.                          1,700         49,266
   Sunoco, Inc.                                             1,900        215,992
   Superior Energy Services, Inc.*                          2,300         40,940
   Swift Energy Co.*                                          300         10,746
   Tel Offshore Trust                                          17            169
   Tesoro Petroleum Corp.                                   1,500         69,780
   The Laclede Group, Inc.                                    300          9,528
   The Meridian Resource Corp.*                               800          3,824
   Tidewater, Inc.                                          1,300         49,556
   UGI Corp.                                                2,100         58,590
   Unit Corp.*                                                900         39,609
   Unocal Corp.                                             7,400        481,370
   Valero Energy Corp.                                      7,200        569,592
   Vintage Petroleum, Inc.                                  2,000         60,940
   W-H Energy Services, Inc.*                                 200          4,986
   Western Gas Resources, Inc.                              1,600         55,840
   Williams Cos., Inc.                                     17,100        324,900
   XTO Energy, Inc.                                         9,709        330,009
                                                                    ------------
                                                                      25,076,744
                                                                    ------------
PAPER & RELATED PRODUCTS -- 0.1%
   American Greetings Corp. Class A                         1,300         34,450
   Bowater, Inc.                                            1,200         38,844
   Louisiana-Pacific Corp.                                  2,600         63,908
   MeadWestvaco Corp.                                       5,240        146,930
   Neenah Paper, Inc.                                         393         12,171
   Potlatch Corp.                                             400         20,932
   Temple-Inland, Inc.                                      3,000        111,450
                                                                    ------------
                                                                         428,685
                                                                    ------------
PERSONAL CARE -- 0.0%
   Chattem, Inc.*                                             200          8,280
   Elizabeth Arden, Inc.*                                     300          7,017
   Nu Skin Enterprises, Inc. Class A                        1,300         30,290
   Revlon, Inc. Class A                                     9,500         29,165
                                                                    ------------
                                                                          74,752
                                                                    ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak Co.                                        8,000        214,800
   Lexar Media, Inc.*                                         700          3,437
                                                                    ------------
                                                                         218,237
                                                                    ------------

                                       26
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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING -- 0.1%
   Consolidated Graphics, Inc.*                               200   $      8,154
   R. R. Donnelley & Sons Co.                               6,100        210,511
   Valassis Communications, Inc.*                           1,000         37,050
                                                                    ------------
                                                                         255,715
                                                                    ------------
PUBLISHING -- 0.1%
   Dow Jones & Co., Inc.                                    1,300         46,085
   Hollinger International, Inc. Class A                    2,100         21,021
   John Wiley & Sons, Inc. Class A                          1,000         39,730
   Journal Register Co.*                                      600         10,506
   Knight-Ridder, Inc.                                      2,200        134,948
   Lee Enterprises, Inc.                                      800         32,072
   PRIMEDIA, Inc.*                                          7,300         29,565
   ProQuest Co.*                                              500         16,395
   Scholastic Corp.*                                          500         19,275
   The McClatchy Co. Class A                                  400         26,176
   The New York Times Co. Class A                           4,000        124,600
   The Reader's Digest Association, Inc.                    2,800         46,200
                                                                    ------------
                                                                         546,573
                                                                    ------------
REAL ESTATE -- 0.1%
   CB Richard Ellis Group, Inc. Class A*                    1,500         65,790
   Corrections Corp. of America*                              600         23,550
   Jones Lang LaSalle, Inc.*                                  600         26,538
   The St. Joe Co.                                          2,000        163,080
   Trammell Crow Co.*                                       1,000         24,240
                                                                    ------------
                                                                         303,198
                                                                    ------------
RESTAURANTS -- 0.8%
   Applebee's International, Inc.                           1,500         39,735
   Bob Evans Farms, Inc.                                      700         16,324
   Brinker International, Inc.*                             2,300         92,115
   CBRL Group, Inc.                                         1,100         42,746
   CEC Entertainment, Inc.*                                   600         25,254
   CKE Restaurants, Inc.                                    1,700         23,664
   Darden Restaurants, Inc.                                 4,100        135,218
   IHOP Corp.                                                 400         17,356
   Jack in the Box, Inc.*                                     500         18,960
   Krispy Kreme Doughnuts, Inc.*                            1,000          6,960
   Landry's Seafood Restaurants, Inc.                         300          9,027
   McDonald's Corp.                                        37,700      1,046,175
   Outback Steakhouse, Inc.                                 1,800         81,432
   P.F. Chang's China Bistro, Inc.*                           300         17,694
   RARE Hospitality International, Inc.*                      500         15,235
   Ruby Tuesday, Inc.                                       1,400         36,260
   Ryan's Restaurant Group, Inc.*                             800         11,208
   Sonic Corp.*                                             1,350         41,216
   Starbucks Corp.*                                        11,100        573,426
   The Cheesecake Factory*                                  1,750         60,777
   Wendy's International, Inc.                              3,000        142,950
   Yum! Brands, Inc.                                        8,200        427,056
                                                                    ------------
                                                                       2,880,788
                                                                    ------------
RETAIL - FOOD -- 0.3%
   Albertson's, Inc.                                       11,000        227,480
   Kroger Co.*                                             22,000        418,660
   Ruddick Corp.                                              900   $     22,977
   Safeway, Inc.                                           12,500        282,375
   SUPERVALU, Inc.                                          3,500        114,135
   Weis Markets, Inc.                                         400         15,516
   Whole Foods Market, Inc.                                 1,500        177,450
                                                                    ------------
                                                                       1,258,593
                                                                    ------------
RETAIL - GENERAL -- 2.8%
   7-Eleven, Inc.*                                          2,400         72,576
   99 Cents Only Stores*                                    1,166         14,820
   Bebe stores, Inc.                                        2,750         72,792
   Big Lots, Inc.*                                          2,700         35,748
   BJ's Wholesale Club, Inc.*                               1,700         55,233
   Casey's General Stores, Inc.                               800         15,856
   CVS Corp.                                               24,300        706,401
   Dillards, Inc. Class A                                   1,800         42,156
   Dollar General Corp.                                     9,125        185,785
   Electronics Boutique Holdings Corp.*                       200         12,698
   Family Dollar Stores, Inc.                               4,700        122,670
   Federated Department Stores, Inc.                        4,700        344,416
   Fred's, Inc.                                               500          8,290
   J.C. Penney Co., Inc.                                    8,000        420,640
   Longs Drug Stores Corp.                                    600         25,830
   May Department Stores Co.                                8,200        329,312
   Sears Holdings Corp.*                                    4,025        603,227
   Target Corp.                                            26,900      1,463,629
   The Neiman Marcus Group, Inc. Class B                      500         48,350
   TJX Cos., Inc.                                          13,500        328,725
   Wal-Mart Stores, Inc.                                  118,500      5,711,700
                                                                    ------------
                                                                      10,620,854
                                                                    ------------
RETAIL - SPECIALTY -- 3.8%
   Abercrombie & Fitch Co. Class A                          2,500        171,750
   Aeropostale, Inc.*                                       1,200         40,320
   Amazon.com, Inc.*                                       11,400        377,112
   American Eagle Outfitters, Inc.                          4,600        140,990
   AnnTaylor Stores Corp.*                                  1,550         37,634
   AutoNation, Inc.*                                        8,000        164,160
   Barnes & Noble, Inc.                                     1,700         65,960
   Bed Bath & Beyond, Inc.*                                 8,500        355,130
   Best Buy Co., Inc.                                       9,150        627,232
   Blockbuster, Inc. Class A                                3,100         28,272
   Borders Group, Inc.                                      1,600         40,496
   Burlington Coat Factory Warehouse Corp.                    600         25,584
   Callaway Golf Co.                                        2,100         32,403
   Central Garden & Pet Co.*                                  200          9,824
   Chico's FAS, Inc.*                                       4,600        157,688
   Children's Place Retail Stores, Inc.*                      800         37,336
   Christopher & Banks Corp.                                  400          7,304
   Circuit City Stores-Circuit City Group                   5,100         88,179
   Claire's Stores, Inc.                                    2,000         48,100
   Coldwater Creek, Inc.*                                   1,500         37,365
   Copart, Inc.*                                            1,850         44,030
   Cost Plus, Inc.*                                           300          7,482
   Costco Wholesale Corp.                                  14,200        636,444
   Dollar Tree Stores, Inc.*                                2,700         64,800
   eBay, Inc.*                                             40,500      1,336,905

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL - SPECIALTY (CONTINUED)
   Foot Locker, Inc.                                        4,000   $    108,880
   GameStop Corp.*                                            200          6,542
   GameStop Corp. Class B*                                    637         19,046
   Group 1 Automotive, Inc.*                                  400          9,616
   Guitar Center, Inc.*                                       300         17,511
   Home Depot, Inc.                                        65,850      2,561,565
   Hot Topic, Inc.*                                           600         11,472
   Jo-Ann Stores, Inc.*                                       200          5,278
   K-Swiss, Inc. Class A                                      400         12,936
   Kohl's Corp.*                                            9,800        547,918
   La-Z-Boy, Inc.                                           1,400         20,398
   Linens 'n Things, Inc.*                                    500         11,830
   Liz Claiborne, Inc.                                      2,800        111,328
   Lowe's Cos., Inc.                                       23,200      1,350,704
   Michaels Stores, Inc.                                    3,500        144,795
   Movie Gallery, Inc.                                        700         18,501
   NBTY, Inc.*                                              1,500         38,910
   Nordstrom, Inc.                                          3,900        265,083
   Office Depot, Inc.*                                      9,400        214,696
   Overstock.com, Inc.*                                       200          7,120
   Pacific Sunwear of California, Inc.*                     2,050         47,129
   Payless ShoeSource, Inc.*                                1,100         21,120
   Pep Boys -- Manny, Moe & Jack                              700          9,478
   PETCO Animal Supplies, Inc.*                             1,200         35,184
   PETsMART, Inc.                                           4,100        124,435
   Pier 1 Imports, Inc.                                     1,700         24,123
   RadioShack Corp.                                         4,200         97,314
   RC2 Corp.*                                                 200          7,514
   Regis Corp.                                              1,100         42,988
   Rite Aid Corp.*                                         14,600         61,028
   Ross Stores, Inc.                                        3,800        109,858
   Saks, Inc.                                               5,000         94,850
   Select Comfort Corp.*                                      500         10,715
   Sonic Automotive, Inc. Class A                             400          8,504
   Sotheby's Holdings, Inc. Class A*                          500          6,850
   Stage Stores, Inc.*                                        200          8,720
   Staples, Inc.                                           20,850        444,522
   Stein Mart, Inc.                                           500         11,000
   Talbots, Inc.                                            1,300         42,211
   The Cato Corp. Class A                                     300          6,195
   The Gap, Inc.                                           25,800        509,550
   The Limited, Inc.                                       12,280        263,038
   The Men's Wearhouse, Inc.*                                 750         25,823
   The Nautilus Group, Inc.                                   500         14,250
   The Neiman Marcus Group, Inc. Class A                      700         67,844
   The Sherwin Williams Co.                                 3,700        174,233
   The Sports Authority, Inc.*                                300          9,540
   Tiffany & Co.                                            3,800        124,488
   Too, Inc.*                                                 500         11,685
   Toys "R" Us, Inc.*                                       5,600        148,288
   Tractor Supply Co.*                                        400         19,640
   Tuesday Morning Corp.                                      600         18,912
   Urban Outfitters, Inc.*                                  2,000        113,380
   V.F. Corp.                                               2,900        165,938
   Walgreen Co.                                            28,100   $  1,292,319
   Williams-Sonoma, Inc.*                                   3,000        118,710
                                                                    ------------
                                                                      14,358,005
                                                                    ------------
STEEL -- 0.1%
   AK Steel Holding Corp.*                                  2,600         16,666
   Allegheny Technologies, Inc.                             2,100         46,326
   Carpenter Technology Corp.                                 300         15,540
   Maverick Tube Corp.*                                       700         20,860
   Nucor Corp.                                              4,500        205,290
   Oregon Steel Mills, Inc.*                                1,000         17,210
   Reliance Steel & Aluminum Co.                              400         14,828
   Schnitzer Steel Industries, Inc. Class A                   500         11,850
   Steel Dynamics, Inc.                                     1,000         26,250
   The Timken Co.                                           2,000         46,200
   United States Steel Corp.                                3,000        103,110
   Worthington Industries, Inc.                             1,900         30,020
                                                                    ------------
                                                                         554,150
                                                                    ------------
TELECOMMUNICATIONS -- 4.0%
   ADC Telecommunications, Inc.*                            2,647         57,625
   Adtran, Inc.                                             2,300         57,017
   ALLTEL Corp.                                             9,700        604,116
   American Tower Corp. Class A*                            6,900        145,038
   AT&T Corp.                                              22,320        424,973
   Avaya, Inc.*                                            13,700        113,984
   BellSouth Corp.                                         56,100      1,490,577
   Cablevision Systems Corp. Class A*                       6,300        202,860
   Centennial Communications Corp.
     Class A*                                               2,500         34,700
   CenturyTel, Inc.                                           700         24,241
   CIENA Corp.*                                            11,800         24,662
   Cincinnati Bell, Inc.*                                   6,900         29,670
   Citizens Communications Co.                             10,100        135,744
   Commonwealth Telephone Enterprises,
     Inc.                                                     300         12,573
   CommScope, Inc.*                                           800         13,928
   Comverse Technology, Inc.*                               5,500        130,075
   Crown Castle International Corp.*                        6,717        136,489
   EchoStar Communications Corp. Class A                    5,700        171,855
   Harmonic, Inc.*                                            900          4,347
   Harris Corp.                                             3,400        106,114
   IDT Corp.*                                                 200          2,648
   IDT Corp. Class B*                                       1,800         23,688
   InfoSpace, Inc.*                                           500         16,465
   InterDigital Communications Corp.*                         900         15,750
   JDS Uniphase Corp.*                                     35,990         54,705
   Level 3 Communications, Inc.*                           15,000         30,450
   Lucent Technologies, Inc.*                             132,900        386,739
   Motorola, Inc.                                          73,500      1,342,110
   Nextel Communications, Inc. Class A*                    28,100        907,911
   Nextel Partners, Inc. Class A*                           4,800        120,816
   NII Holdings, Inc. Class B*                              1,700        108,698
   Novatel Wireless, Inc.*                                    200          2,494
   Plantronics, Inc.                                        1,100         39,996
   Powerwave Technologies, Inc.*                            2,100         21,462
   Premiere Global Services, Inc.*                          1,800         20,322

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
                                                        SHARES         VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Price Communications Corp.                                 825   $     14,273
   QUALCOMM, Inc.                                          45,000      1,485,450
   RF Micro Devices, Inc.*                                  5,300         28,779
   SBA Communications Corp. Class A*                        1,800         24,300
   SBC Communications, Inc.                                99,100      2,353,625
   Scientific-Atlanta, Inc.                                 4,000        133,080
   Sprint Corp.                                            41,600      1,043,744
   Sycamore Networks, Inc.*                                 6,900         23,805
   Symbol Technologies, Inc.                                7,250         71,557
   Telephone & Data Systems, Inc.                           1,200         48,972
   Telephone & Data Systems, Inc. Special
     Shares                                                 1,200         46,008
   Tellabs, Inc.*                                          13,456        117,067
   UbiquiTel, Inc.*                                         2,400         19,584
   Ulticom, Inc.*                                             500          5,305
   United States Cellular Corp.*                            1,300         64,922
   Verizon Communications                                  80,000      2,764,000
   Western Wireless Corp. Class A*                          1,900         80,370
   Wireless Facilities, Inc.*                                 700          4,431
                                                                    ------------
                                                                      15,344,114
                                                                    ------------
TEXTILE & APPAREL -- 0.4%
   Charming Shoppes, Inc.*                                  3,300         30,789
   Coach, Inc.*                                            10,600        355,842
   Columbia Sportswear Co.*                                 1,000         49,390
   DHB Industries, Inc.*                                      500          4,225
   G & K Services, Inc. Class A                               200          7,546
   Guess?, Inc.*                                              400          6,632
   Jones Apparel Group, Inc.                                3,200         99,328
   Kellwood Co.                                               400         10,760
   Mohawk Industries, Inc.*                                 1,643        135,548
   NIKE, Inc. Class B                                       5,200        450,320
   Oakley, Inc.                                             1,100         18,733
   Oxford Industries, Inc.                                    300         12,915
   Phillips-Van Heusen Corp.                                  400         13,076
   Polo Ralph Lauren Corp.                                  1,500         64,665
   Quiksilver, Inc.*                                        2,400         38,352
   Reebok International Ltd.                                1,300         54,379
   The Finish Line, Inc. Class A                              800         15,136
   The Warnaco Group, Inc.*                                   500         11,625
   Timberland Co. Class A*                                  1,000         38,720
   Wolverine World Wide, Inc.                               1,200         28,812
                                                                    ------------
                                                                       1,446,793
                                                                    ------------
TIRES & RUBBER -- 0.0%
   Cooper Tire & Rubber Co.                                 1,500         27,855
   Goodyear Tire & Rubber Co.*                              5,300         78,970
                                                                    ------------
                                                                         106,825
                                                                    ------------
TOBACCO -- 1.2%
   Altria Group, Inc.                                      62,100      4,015,386
   Loews Corp.-- Carolina Group                             1,600         53,312
   Reynolds American, Inc.                                  3,800        299,440
   UST, Inc.                                                4,600        210,036
                                                                    ------------
                                                                       4,578,174
                                                                    ------------
TOOLS -- HAND HELD -- 0.0%
   Snap-on, Inc.                                            1,400   $     48,020
   Stanley Works                                            2,000         91,080
   Toro Co.                                                 1,000         38,610
                                                                    ------------
                                                                         177,710
                                                                    ------------
TRANSPORTATION -- 1.1%
   ABX Air, Inc.*                                             600          4,890
   Alexander & Baldwin, Inc.                                  900         41,715
   Arkansas Best Corp.                                        400         12,724
   Burlington Northern Santa Fe Corp.                       4,600        216,568
   C.H. Robinson Worldwide, Inc.                            2,400        139,680
   CNF Transportation, Inc.                                 1,000         44,900
   CSX Corp.                                                6,000        255,960
   EGL, Inc.*                                                 800         16,256
   FedEx Corp.                                              8,400        680,484
   Forward Air Corp.                                          450         12,722
   GATX Corp.                                                 700         24,150
   Genesee & Wyoming, Inc. Class A*                           200          5,442
   Heartland Express, Inc.                                  2,300         44,689
   J.B. Hunt Transport Services, Inc.                       4,200         81,060
   Kansas City Southern Industries, Inc.*                   2,100         42,378
   Kirby Corp.*                                               500         22,550
   Knight Transportation, Inc.                              1,750         42,577
   Laidlaw International, Inc.*                             2,500         60,250
   Landstar Systems, Inc.*                                  1,600         48,192
   Norfolk Southern Corp.                                  12,700        393,192
   Offshore Logistics, Inc.*                                  200          6,568
   Old Dominion Freight Line, Inc.*                           300          8,049
   Overseas Shipholding Group, Inc.                           900         53,685
   Ryder System, Inc.                                       1,600         58,560
   Swift Transportation Co., Inc.*                          1,500         34,935
   Union Pacific Corp.                                      7,000        453,600
   United Parcel Service, Inc. Class B                     16,800      1,161,888
   Werner Enterprises, Inc.                                 1,600         31,424
   Yellow Roadway Corp.*                                    1,263         64,160
                                                                    ------------
                                                                       4,063,248
                                                                    ------------
UTILITIES -- 3.0%
   AES Corp.*                                              19,600        321,048
   Allegheny Energy, Inc.*                                  4,100        103,402
   Alliant Energy Corp.                                     2,700         76,005
   Ameren Corp.                                             5,500        304,150
   American Electric Power Co., Inc.                       12,700        468,249
   American Power Conversion Corp.                          5,000        117,950
   Aqua America, Inc.                                       2,276         67,688
   Avista Corp.                                               800         14,872
   Black Hills Corp.                                          500         18,425
   Calpine Corp.*                                          16,000         54,400
   CH Energy Group, Inc.                                      300         14,589
   Cinergy Corp.                                            5,100        228,582
   Cleco Corp.                                                600         12,942
   CMS Energy Corp.*                                        6,600         99,396
   Consolidated Edison, Inc.                                6,800        318,512
   Constellation Energy Group                               4,900        282,681
   Dominion Resources, Inc.                                10,200        748,578
   DPL, Inc.                                                3,300         90,585

                                                        SHARES         VALUE+
---------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   Duke Energy Corp.                                       28,100   $     835,413
   Dynegy, Inc. Class A*                                    7,900          38,394
   Edison International                                     9,100         369,005
   El Paso Electric Co.*                                    1,200          24,540
   Exelon Corp.                                            19,900       1,021,467
   FirstEnergy Corp.                                        9,200         442,612
   FPL Group, Inc.                                         11,800         496,308
   FuelCell Energy, Inc.*                                     900           9,189
   IDACORP, Inc.                                              600          18,378
   KeySpan Corp.                                            4,500         183,150
   MDU Resources Group, Inc.                                3,550         100,003
   NiSource, Inc.                                           8,137         201,228
   Northeast Utilities                                      3,900          81,354
   Northwest Natural Gas Co.                                  500          19,120
   OGE Energy Corp.                                         2,000          57,880
   Otter Tail Power Co.                                       500          13,665
   Parker-Hannifin Corp.                                    3,100         192,231
   Peoples Energy Corp.                                       700          30,422
   Pepco Holdings, Inc.                                     4,900         117,306
   PG&E Corp.                                              11,900         446,726
   Pinnacle West Capital Corp.                              2,200          97,790
   PNM Resources, Inc.                                      1,950          56,180
   PPL Corp.                                                5,300         314,714
   Public Service Enterprise Group, Inc.                    6,700         407,494
   Puget Energy, Inc.                                       2,400          56,112
   Questar Corp.                                            2,200         144,980
   Reliant Resources, Inc.*                                 8,344         103,299
   SCANA Corp.                                              2,900         123,859
   Sierra Pacific Resources*                                3,100          38,595
   Southern Co.                                            22,300         773,141
   Southwest Gas Corp.                                        500          12,755
   TECO Energy, Inc.                                        6,200         117,242
   TXU Corp.                                                8,200         681,338
   UIL Holdings Corp.                                         200          10,762
   Unisource Energy Corp.                                     600          18,450
   Vectren Corp.                                            1,700          48,841
   WGL Holdings, Inc.                                         900          30,276
   Wisconsin Energy Corp.                                   3,000         117,000
   WPS Resources Corp.                                        800          45,000
   Xcel Energy, Inc.                                       11,200         218,624
                                                                    -------------
                                                                       11,456,897
                                                                    -------------
WASTE MANAGEMENT -- 0.2%
   Allied Waste Industries, Inc.*                           9,700          76,921
   Republic Services, Inc. Class A                          4,200         151,242
   Stericycle, Inc.*                                          900          45,288
   Waste Connections, Inc.*                                   750          27,968
   Waste Management, Inc.                                  17,100         484,614
                                                                    -------------
                                                                          786,033
                                                                    -------------
OTHER -- 4.3%
   DFA U.S. MicroCap Portfolio                          1,114,511   $  16,361,025
                                                                    -------------
   TOTAL COMMON STOCKS
     (Identified Cost $335,834,065)                                   379,925,960
                                                                    -------------
SHORT-TERM INVESTMENTS -- 0.8%
OTHER -- 0.8%
   SSgA Government Money Market Fund                            1               1
   SSgA Money Market Fund                               3,273,887       3,273,887
                                                                    -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $3,273,888)                                       3,273,888
                                                                    -------------
TOTAL INVESTMENTS -- 100.2%
  (IDENTIFIED COST $339,107,953)#                                     383,199,848
  Liabilities, Less Cash and Other Assets --
    (0.2%)                                                               (954,748)
                                                                    -------------
NET ASSETS -- 100%                                                  $ 382,245,100
                                                                    =============

   +  See Note 1.
   *  Non-income producing security
   # At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $339,108,693. Net unrealized appreciation aggregated $44,091,155, of which $64,877,666 related to appreciated investment securities and $20,786,511 related to depreciated investment securities.
 (a)  Bankrupt security/delisted

[CHART]

                 PORTFOLIO SECTORS (% OF PORTFOLIO MARKET VALUE)

Financials                           23.5%
Non-Cyclical                         21.8%
Industrials                          10.4%
Cyclical                             10.3%
Technology                            9.6%
Communications                        8.9%
Energy                                8.0%
Utilities                             3.0%
Basic Materials                       2.6%
Diversified                           1.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. HBtM FUND
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
AEROSPACE/DEFENSE -- 2.6%
   Curtiss-Wright Corp.                                        258   $      13,919
   Northrop Grumman Corp.                                   62,900       3,475,225
   Raytheon Co.                                             59,300       2,319,816
                                                                     -------------
                                                                         5,808,960
                                                                     -------------
AGRICULTURAL OPERATIONS -- 0.7%
   Corn Products International, Inc.                         6,800         161,568
   Monsanto Co.                                             22,300       1,402,001
                                                                     -------------
                                                                         1,563,569
                                                                     -------------
AIRLINES -- 0.0%
   Delta Air Lines, Inc.*                                   10,000          37,600
                                                                     -------------
AUTO & RELATED -- 3.3%
   Dana Corp.                                               27,000         405,270
   Ford Motor Co.                                          287,100       2,939,904
   General Motors Corp.                                     96,000       3,264,000
   Lear Corp.                                               12,000         436,560
   Navistar International Corp.*                               700          22,400
   United Rentals, Inc.*                                     6,300         127,323
   Visteon Corp.                                            11,391          68,688
                                                                     -------------
                                                                         7,264,145
                                                                     -------------
BANKS/SAVINGS & LOANS -- 0.7%
   Astoria Financial Corp.                                   8,700         247,689
   Commercial Federal Corp.                                  2,000          67,360
   Independence Community Bank Corp.                        14,600         539,178
   New York Community Bancorp, Inc.                         13,500         244,620
   Sovereign Bancorp, Inc.                                  12,900         288,186
   The South Financial Group, Inc.                           5,600         159,152
                                                                     -------------
                                                                         1,546,185
                                                                     -------------
BROADCASTING -- 5.2%
   Clear Channel Communications, Inc.                       97,472       3,014,809
   Comcast Corp. Class A*                                  182,990       5,617,793
   Comcast Corp. Class A Special*                           56,300       1,686,185
   Hearst-Argyle Television, Inc.                           10,600         259,700
   Liberty Global, Inc. Class A*                            18,605         868,295
   Radio One, Inc. Class A*                                  2,800          35,644
   The DIRECTV Group, Inc.*                                  8,506         131,843
                                                                     -------------
                                                                        11,614,269
                                                                     -------------
BUILDING & CONSTRUCTION -- 0.8%
   Lafarge Corp.                                            12,600         786,744
   Pulte Corp.                                              10,800         909,900
                                                                     -------------
                                                                         1,696,644
                                                                     -------------
BUSINESS SERVICES -- 0.8%
   Electronic Data Systems Corp.                            90,400       1,740,200
   PHH Corp.*                                                2,895          74,459
                                                                     -------------
                                                                         1,814,659
                                                                     -------------
CHEMICALS -- 0.6%
   Ashland, Inc.                                            12,100         869,627
   Lubrizol Corp.                                            1,800          75,618
   Lyondell Chemical Co.                                    15,700         414,794
   Valhi, Inc.                                               1,800          31,500
                                                                     -------------
                                                                         1,391,539
                                                                     -------------
COMMERCIAL SERVICES -- 0.0%
   Convergys Corp.*                                          5,700   $      81,054
                                                                     -------------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Andrew Corp.*                                            29,000         370,040
                                                                     -------------
COMPUTER EQUIPMENT -- 0.2%
   Ingram Micro, Inc. Class A*                              28,000         438,480
                                                                     -------------
COMPUTER SERVICES -- 1.0%
   Computer Sciences Corp.*                                 32,500       1,420,250
   Compuware Corp.*                                         45,300         325,707
   Sun Microsystems, Inc.*                                  97,600         364,048
   Unisys Corp.*                                            16,900         106,977
                                                                     -------------
                                                                         2,216,982
                                                                     -------------
COMPUTER SOFTWARE -- 0.1%
   3Com Corp.*                                              58,600         213,304
   WebMD Corp.*                                              8,100          83,187
                                                                     -------------
                                                                           296,491
                                                                     -------------
COMPUTERS -- 1.1%
   Hewlett-Packard Co.                                     102,700       2,414,477
                                                                     -------------
CONTAINERS & GLASS -- 0.2%
   Owens-Illinois, Inc.*                                    19,000         475,950
                                                                     -------------
DIVERSIFIED OPERATIONS -- 1.4%
   Cendant Corp.                                            88,170       1,972,363
   PerkinElmer, Inc.                                         5,800         109,620
   Textron, Inc.                                            12,300         932,955
                                                                     -------------
                                                                         3,014,938
                                                                     -------------
ELECTRONICS -- 2.8%
   Advanced Micro Devices, Inc.*                            32,500         563,550
   Agere Systems, Inc.*                                      1,723          20,676
   Applied Micro Circuits Corp.*                            22,500          57,600
   Arrow Electronics, Inc.*                                 19,300         524,188
   Avnet, Inc.*                                             21,800         491,154
   AVX Corp.                                                17,700         214,524
   Intersil Corp. Class A                                   28,000         525,560
   LSI Logic Corp.*                                         63,900         542,511
   Micron Technology, Inc.*                                108,200       1,104,722
   Sanmina Corp.*                                           92,700         507,069
   Solectron Corp.*                                         85,100         322,529
   Tech Data Corp.*                                         11,100         406,371
   Thermo Electron Corp.*                                   11,100         298,257
   Thomas & Betts Corp.*                                     5,000         141,200
   Vishay Intertechnology, Inc.*                            33,900         402,393
                                                                     -------------
                                                                         6,122,304
                                                                     -------------
FINANCIAL SERVICES -- 6.7%
   A.G. Edwards, Inc.                                       11,900         537,285
   AmeriCredit Corp.*                                       24,400         622,200
   Instinet Group, Inc.*                                     3,100          16,244
   J.P. Morgan Chase & Co.                                 101,200       3,574,384
   Janus Capital Group, Inc.                                39,800         598,592
   KeyCorp                                                   9,700         321,555
   LaBranche & Co., Inc.*                                    3,500          22,050
   MBIA, Inc.                                               23,400       1,387,854

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   Protective Life Corp.                                    12,200   $     515,084
   Providian Financial Corp.*                               38,700         682,281
   Prudential Financial, Inc.                               73,000       4,793,180
   The Bear Stearns Cos., Inc.                              18,060       1,877,156
                                                                     -------------
                                                                        14,947,865
                                                                     -------------
FOOD & BEVERAGES -- 2.8%
   Archer-Daniels-Midland Co.                               97,196       2,078,050
   Coca-Cola Enterprises, Inc.                              82,800       1,822,428
   Kraft Foods, Inc. Class A                                23,700         753,897
   PepsiAmericas, Inc.                                      15,300         392,598
   Smithfield Foods, Inc.*                                  14,400         392,688
   Tyson Foods, Inc. Class A                                41,207         733,485
                                                                     -------------
                                                                         6,173,146
                                                                     -------------
FOREST & PAPER PRODUCTS -- 2.4%
   Georgia-Pacific Group                                    43,200       1,373,760
   International Paper Co.                                  29,000         876,090
   Smurfit-Stone Container Corp.                            43,543         442,832
   Weyerhaeuser Co.                                         41,100       2,616,015
                                                                     -------------
                                                                         5,308,697
                                                                     -------------
FUNERAL SERVICES -- 0.1%
   Service Corp. International                              40,300         323,206
                                                                     -------------
HEALTH CARE - DRUGS -- 1.0%
   AmerisourceBergen Corp.                                  17,600       1,217,040
   Millennium Pharmaceuticals, Inc.*                        52,000         482,040
   Watson Pharmaceuticals, Inc.*                            18,900         558,684
                                                                     -------------
                                                                         2,257,764
                                                                     -------------
HEALTH CARE - PRODUCTS -- 1.2%
   Human Genome Sciences, Inc.*                              4,900          56,742
   Invitrogen Corp.*                                         7,400         616,346
   McKesson Corp.                                           43,800       1,961,802
                                                                     -------------
                                                                         2,634,890
                                                                     -------------
HEALTH CARE - SERVICES -- 2.1%
   Humana, Inc.*                                             7,200         286,128
   Medco Health Solutions, Inc.*                            29,500       1,574,120
   PacifiCare Health Systems, Inc.*                         12,000         857,400
   Tenet Healthcare Corp.*                                  77,200         944,928
   Triad Hospitals, Inc.*                                   16,700         912,488
                                                                     -------------
                                                                         4,575,064
                                                                     -------------
INSURANCE -- 19.0%
   Allmerica Financial Corp.*                                9,500         352,355
   Allstate Corp.                                          105,400       6,297,650
   American Financial Group, Inc.                           13,400         449,168
   American National Insurance Co.                           3,500         401,415
   AmerUs Group Co.                                          7,200         345,960
   Chubb Corp.                                              28,500       2,439,885
   Cincinnati Financial Corp.                               31,034       1,227,705
   CNA Financial Corp.*                                     41,700       1,185,114
   Fidelity National Financial, Inc.                        28,800       1,027,872
   Hartford Financial Services Group, Inc.                  45,200       3,380,056
   Lincoln National Corp.                                   30,200   $   1,416,984
   Loews Corp.                                              31,600       2,449,000
   MetLife, Inc.                                           127,900       5,747,826
   MGIC Investment Corp.                                    17,000       1,108,740
   Nationwide Financial Services, Inc.
     Class A                                                10,300         390,782
   Odyssey Re Holdings Corp.                                 8,700         214,716
   Old Republic International Corp.                         31,000         783,990
   Principal Financial Group, Inc.                          52,500       2,199,750
   Radian Group, Inc.                                       15,300         722,466
   Reinsurance Group of America, Inc.                       10,700         497,657
   Safeco Corp.                                             21,500       1,168,310
   St. Paul Cos., Inc.                                     114,500       4,526,185
   StanCorp Financial Group, Inc.                            4,700         359,926
   The First American Corp.                                 17,800         714,492
   The PMI Group, Inc.                                      16,900         658,762
   Torchmark, Inc.                                          13,900         725,580
   Unitrin, Inc.                                            11,200         549,920
   UnumProvident Corp.                                      52,400         959,968
                                                                     -------------
                                                                        42,302,234
                                                                     -------------
INTERNET SERVICES -- 1.4%
   IAC/InterActiveCorp*                                    104,298       2,508,367
   Qwest Communications International,
     Inc.*                                                 131,900         489,349
                                                                     -------------
                                                                         2,997,716
                                                                     -------------
LEISURE -- 1.6%
   Harrah's Entertainment, Inc.                              9,663         696,413
   MGM Mirage, Inc.*                                        36,200       1,432,796
   Starwood Hotels & Resorts Worldwide, Inc.
     Class B                                                23,200       1,358,824
                                                                     -------------
                                                                         3,488,033
                                                                     -------------
MACHINERY -- 0.2%
   AGCO Corp.*                                               5,300         101,336
   SPX Corp.                                                 7,600         349,448
                                                                     -------------
                                                                           450,784
                                                                     -------------
METALS & MINING -- 0.3%
   Phelps Dodge Corp.                                        7,200         666,000
                                                                     -------------
MULTIMEDIA -- 11.2%
   A.H. Belo Corp. Series A                                 16,200         388,314
   Cox Radio, Inc. Class A*                                  2,200          34,650
   Liberty Media Corp. Class A                             443,000       4,514,170
   News Corp. Class A                                       15,708         254,156
   Time Warner, Inc.*                                      455,300       7,608,063
   Tribune Co.                                              55,800       1,963,044
   Univision Communications, Inc. Class A*                  40,400       1,113,020
   Viacom, Inc. Class A                                     17,400         560,628
   Viacom, Inc. Class B                                    210,000       6,724,200
   Walt Disney Co.                                          71,300       1,795,334
                                                                     -------------
                                                                        24,955,579
                                                                     -------------
OFFICE EQUIPMENT -- 0.1%
   IKON Office Solutions, Inc.                              23,300         221,583
                                                                     -------------

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE FURNISHINGS & SUPPLIES -- 0.3%
   OfficeMax, Inc.                                          15,900   $     473,343
   Steelcase, Inc. Class A                                   6,100          84,485
                                                                     -------------
                                                                           557,828
                                                                     -------------
OIL & GAS -- 10.5%
   Amerada Hess Corp.                                       14,718       1,567,614
   Anadarko Petroleum Corp.                                 41,026       3,370,286
   Apache Corp.                                             21,482       1,387,737
   Chesapeake Energy Corp.                                  28,000         638,400
   ConocoPhillips                                           37,600       2,161,624
   Devon Energy Corp.                                        2,400         121,632
   Diamond Offshore Drilling, Inc.                          24,798       1,324,957
   Forest Oil Corp.*                                        10,300         432,600
   Helmerich & Payne, Inc.                                   3,900         182,988
   Kerr-McGee Corp.                                         30,167       2,302,044
   Marathon Oil Corp.                                       55,500       2,962,035
   Occidental Petroleum Corp.                               16,300       1,253,959
   Pogo Producing Co.                                       10,700         555,544
   Pride International, Inc.*                               25,900         665,630
   Rowan Cos., Inc.                                          2,500          74,275
   Sunoco, Inc.                                              6,500         738,920
   Tidewater, Inc.                                           9,400         358,328
   Valero Energy Corp.                                      41,600       3,290,976
                                                                     -------------
                                                                        23,389,549
                                                                     -------------
PAPER & RELATED PRODUCTS -- 1.0%
   Bowater, Inc.                                            10,900         352,833
   Louisiana-Pacific Corp.                                  19,100         469,478
   MeadWestvaco Corp.                                       36,413       1,021,021
   Temple-Inland, Inc.                                      10,800         401,220
                                                                     -------------
                                                                         2,244,552
                                                                     -------------
PUBLISHING -- 0.0%
   Hollinger International, Inc. Class A                     2,600          26,026
                                                                     -------------
RETAIL - FOOD -- 0.7%
   Albertson's, Inc.                                        60,700       1,255,276
   SUPERVALU, Inc.                                          11,700         381,537
                                                                     -------------
                                                                         1,636,813
                                                                     -------------
RETAIL - GENERAL -- 3.4%
   Dillards, Inc. Class A                                   13,100         306,802
   Federated Department Stores, Inc.                        27,000       1,978,560
   J.C. Penney Co., Inc.                                    35,700       1,877,106
   May Department Stores Co.                                41,200       1,654,592
   Sears Holdings Corp.*                                    11,645       1,745,236
                                                                     -------------
                                                                         7,562,296
                                                                     -------------
RETAIL - SPECIALTY -- 1.7%
   American Greetings Corp. Class A                          9,700         257,050
   AutoNation, Inc.*                                        46,400         952,128
   Barnes & Noble, Inc.                                     10,100         391,880
   Blockbuster, Inc. Class A                                 4,500          41,040
   Borders Group, Inc.                                       5,700         144,267
   Circuit City Stores-Circuit City Group                   32,000         553,280
   GameStop Corp. Class B*                                   1,826          54,597
   Rite Aid Corp.*                                           8,500   $      35,530
   Saks, Inc.                                               25,600         485,632
   Toys "R" Us, Inc.*                                       36,600         969,168
                                                                     -------------
                                                                         3,884,572
                                                                     -------------
STEEL -- 0.1%
   The Timken Co.                                            6,300         145,530
   Worthington Industries, Inc.                              3,000          47,400
                                                                     -------------
                                                                           192,930
                                                                     -------------
TELECOMMUNICATIONS -- 4.4%
   American Tower Corp. Class A*                             6,800         142,936
   AT&T Corp.                                              119,040       2,266,522
   CIENA Corp.*                                             41,900          87,571
   Cincinnati Bell, Inc.*                                   13,200          56,760
   Comverse Technology, Inc.*                               14,000         331,100
   Crown Castle International Corp.*                        28,400         577,088
   Level 3 Communications, Inc.*                            15,000          30,450
   Lucent Technologies, Inc.*                               36,600         106,506
   SBC Communications, Inc.                                 58,100       1,379,875
   Sprint Corp.                                            125,100       3,138,759
   Telephone & Data Systems, Inc.                            8,400         342,804
   Telephone and Data Systems, Inc.                          8,400         322,056
   Tellabs, Inc.*                                           74,422         647,471
   United States Cellular Corp.*                             8,800         439,472
                                                                     -------------
                                                                         9,869,370
                                                                     -------------
TIRES & RUBBER -- 0.1%
   Cooper Tire & Rubber Co.                                  2,300          42,711
   Goodyear Tire & Rubber Co.*                              12,400         184,760
                                                                     -------------
                                                                           227,471
                                                                     -------------
TOBACCO -- 0.5%
   Reynolds American, Inc.                                  12,900       1,016,520
                                                                     -------------
TRANSPORTATION -- 3.9%
   Alexander & Baldwin, Inc.                                 3,700         171,495
   Burlington Northern Santa Fe Corp.                       22,800       1,073,424
   CSX Corp.                                                36,900       1,574,154
   Laidlaw International, Inc.*                                400           9,640
   Norfolk Southern Corp.                                   72,500       2,244,600
   Overseas Shipholding Group, Inc.                          3,000         178,950
   Ryder System, Inc.                                       13,900         508,740
   Union Pacific Corp.                                      45,000       2,916,000
                                                                     -------------
                                                                         8,677,003
                                                                     -------------
UTILITIES -- 0.1%
   Alliant Energy Corp.                                      4,500         126,675
                                                                     -------------
WASTE MANAGEMENT -- 0.2%
   Allied Waste Industries, Inc.*                           54,500         432,185
                                                                     -------------
   TOTAL COMMON STOCKS
     (Identified Cost $180,051,980)                                    219,314,637
                                                                     -------------

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
OTHER -- 0.9%
   SSgA Government Money Market Fund                             1   $           1
   SSgA Money Market Fund                                1,900,001       1,900,001
                                                                     -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $1,900,002)                                        1,900,002
                                                                     -------------
TOTAL INVESTMENTS -- 99.6%
  (IDENTIFIED COST $181,951,982)#                                      221,214,639
  Cash and Other Assets, Less Liabilities --
    0.4%                                                                   898,299
                                                                     -------------
NET ASSETS -- 100%                                                   $ 222,112,938
                                                                     =============

   +  See Note 1.
   *  Non-income producing security
   # At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $181,957,740. Net unrealized appreciation aggregated $39,256,899, of which $50,394,921 related to appreciated investment securities and $11,138,022 related to depreciated investment securities.

[CHART]

                 PORTFOLIO SECTORS (% OF PORTFOLIO MARKET VALUE)

Financials                     27.4%
Communications                 22.5%
Cyclical                       11.1%
Industrials                    10.7%
Energy                         10.6%
Non-Cyclical                    9.3%
Basic Materials                 4.4%
Technology                      2.5%
Diversified                     1.4%
Utilities                       0.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA U.S. SMALL COMPANY FUND

PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
ADVERTISING -- 0.1%
   Emak Worldwide, Inc.*                                       800   $       8,632
   Traffix, Inc.                                             2,100          10,542
   ValueVision International, Inc. Class A*                  6,700          80,467
   Ventiv Health, Inc.*                                      3,500          67,480
                                                                     -------------
                                                                           167,121
                                                                     -------------
AEROSPACE/DEFENSE -- 1.4%
   AAR Corp.*                                                5,500          86,405
   Analex Corp.*                                             1,900           6,745
   ARGON ST, Inc.*                                           2,600          92,300
   Armor Holdings, Inc.*                                     5,900         233,699
   BE Aerospace, Inc.*                                       9,700         151,611
   CPI Aerostructures, Inc.*                                   400           3,600
   Curtiss-Wright Corp.                                      1,300          70,135
   DRS Technologies, Inc.                                    4,600         235,888
   Ducommun, Inc.*                                           1,055          17,840
   EDO Corp.                                                 3,200          95,712
   Engineered Support Systems, Inc.                          5,475         196,169
   GenCorp, Inc.                                             8,700         167,562
   HEICO Corp.                                               1,500          35,115
   HEICO Corp. Class A                                       1,820          32,797
   Herley Industries, Inc.*                                  1,800          32,832
   Hexcel Corp.*                                             9,100         153,972
   Innovative Solutions and Support, Inc.*                   1,300          43,641
   Kaman Corp. Class A                                       3,200          57,728
   Ladish Co., Inc.*                                         1,200          11,988
   Mechanical Technology, Inc.*                              4,100          14,596
   MTC Technologies, Inc.*                                   2,000          73,660
   Orbital Sciences Corp. Class A*                          10,000          99,000
   SPACEHAB, Inc.*                                           1,000           1,840
   Teledyne Technologies, Inc.*                              5,900         192,222
   The Allied Defense Group, Inc.*                             600          13,812
   The Fairchild Corp. Class A*                              2,900           8,294
   The Titan Corp.*                                         12,700         288,798
   Triumph Group, Inc.*                                      2,700          93,852
   United Industrial Corp.                                   1,800          64,332
                                                                     -------------
                                                                         2,576,145
                                                                     -------------
AGRICULTURAL OPERATIONS -- 0.1%
   AGCO Corp.*                                               3,000          57,360
   Delta & Pine Land Co.                                     6,900         172,914
   Embrex, Inc.*                                             1,100          12,265
   LESCO, Inc.*                                              1,300          16,374
   Senesco Technologies, Inc.*                               1,100           1,969
                                                                     -------------
                                                                           260,882
                                                                     -------------
AIRLINES -- 0.6%
   AirTran Holdings, Inc.*                                  16,050         148,141
   Alaska Air Group, Inc.*                                   5,000         148,750
   America West Holding Corp. Class B*                       6,000          36,000
   AMR Corp.*                                                4,100          49,651
   ATA Holdings Corp.*                                         600             570
   Continental Airlines, Inc. Class B*                      12,700         168,656
   Delta Air Lines, Inc.*                                   23,300          87,608
   ExpressJet Holdings, Inc.*                                9,800          83,398
   FLYi, Inc.*                                               5,400   $       4,050
   Frontier Airlines, Inc.*                                  6,750          69,728
   MAIR Holdings, Inc.*                                      3,200          28,288
   Mesa Air Group, Inc.*                                     4,900          32,879
   Midwest Air Group, Inc.*                                  3,000           7,170
   Northwest Airlines Corp. Class A*                        15,600          71,136
   Pinnacle Airlines Corp.*                                  3,500          30,065
   Republic Airways Holdings, Inc.*                          4,700          67,915
   SkyWest, Inc.                                             9,500         172,710
                                                                     -------------
                                                                         1,206,715
                                                                     -------------
APPLIANCES -- 0.0%
   Maytag Corp.                                              5,000          78,300
                                                                     -------------
AUTO & RELATED -- 1.7%
   A.S.V., Inc.*                                             2,000          81,080
   Aftermarket Technology Corp.*                             3,100          54,033
   American Axle & Manufacturing Holdings,
     Inc.                                                    8,400         212,268
   Arctic Cat, Inc.                                          2,300          47,219
   ArvinMeritor, Inc.                                       11,900         211,701
   Asbury Automotive Group, Inc.*                           11,700         180,297
   Bandag, Inc.                                              1,600          73,680
   Coachmen Industries, Inc.                                 3,000          37,590
   Collins & Aikman Corp.*                                  11,640             722
   CSK Auto Corp.*                                           7,700         128,436
   Dollar Thrifty Automotive Group, Inc.*                    4,300         163,314
   Dura Automotive Systems, Inc.*                            3,200          13,696
   Hayes Lemmerz International, Inc.*                        6,100          43,432
   IMPCO Technologies, Inc.*                                 4,900          23,569
   Lithia Motors, Inc. Class A                               2,197          63,383
   LoJack Corp.*                                             2,000          35,120
   Midas, Inc.*                                              3,000          69,000
   Monaco Coach Corp.                                        4,650          79,934
   National R.V. Holdings, Inc.*                             1,100           8,789
   Noble International Ltd.                                  1,200          28,260
   Raytech Corp.*                                            1,400           1,862
   Rent-Way, Inc.*                                           4,500          44,280
   Rush Enterprises, Inc. Class A*                           2,900          38,686
   Skyline Corp.                                               500          19,965
   Spartan Motors, Inc.                                      2,400          25,872
   Standard Motor Products, Inc.                             2,600          34,320
   Strattec Security Corp.*                                    300          16,338
   Superior Industries International, Inc.                   4,500         106,650
   TBC Corp.*                                                3,800         103,094
   Tenneco Automotive, Inc.*                                 7,200         119,808
   Thor Industries, Inc.                                     6,800         213,724
   Tower Automotive, Inc.*                                   6,500             364
   United Auto Group, Inc.                                   8,400         250,320
   United Rentals, Inc.*                                     9,300         187,953
   Visteon Corp.                                            20,800         125,424
   Wabash National Corp.                                     5,500         133,265
   Winnebago Industries, Inc.                                5,400         176,850
                                                                     -------------
                                                                         3,154,298
                                                                     -------------
BANKS/SAVINGS & LOANS -- 7.1%
   1st Source Corp.                                          3,061          70,219
   ABC Bancorp                                               2,029          36,684

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BANKS/SAVINGS & LOANS (CONTINUED)
   Accredited Home Lenders Holding Co.*                      3,800   $     167,200
   ACE Cash Express, Inc.*                                   1,900          48,564
   Alabama National BanCorp                                  2,788         182,252
   AMCORE Financial, Inc.                                    4,200         125,496
   Amegy Bancorporation, Inc.*                              12,600         281,988
   Anchor BanCorp Wisconsin, Inc.                            3,700         111,962
   BancorpSouth, Inc.*                                       1,600          37,760
   Bank of the Ozarks, Inc.                                  2,000          65,680
   BankAtlantic Bancorp, Inc. Class A                        9,500         180,025
   BankUnited Financial Corp. Class A                        4,800         129,792
   Banner Corp.                                              1,660          46,497
   Beverly Hills Bancorp, Inc.                               3,800          41,610
   Boston Private Financial Holdings, Inc.                   4,900         123,480
   Brookline Bancorp, Inc.                                  11,148         181,266
   Cardinal Financial Corp.*                                 3,000          28,170
   Cathay Bancorp, Inc.                                      5,818         196,125
   Center Financial Corp.                                    2,300          57,109
   Central Pacific Financial Corp.                           5,000         178,000
   CFS Bancorp, Inc.                                         1,100          14,608
   Charter Financial Corp.                                   2,228          77,846
   Chemical Financial Corp.                                  4,050         134,096
   Chittenden Corp.                                          7,912         215,206
   Citizens First Bancorp, Inc.                                800          16,605
   Columbia Banking System, Inc.                             2,383          58,669
   Commercial Capital Bancorp, Inc.                          2,319          38,751
   Commercial Federal Corp.                                  7,396         249,097
   Community Bank Systems, Inc.                              5,200         126,828
   Community Trust Bancorp, Inc.                               798          26,111
   Corus Bankshares, Inc.                                    5,000         277,450
   CVB Financial Corp.                                      10,240         201,523
   Dime Community Bancshares                                 6,350          96,520
   Downey Financial Corp.                                      700          51,240
   East West Bancorp, Inc.                                   6,400         214,976
   Fidelity Bankshares, Inc.                                 4,667         123,769
   First Charter Corp.                                       5,400         118,638
   First Citizens BancShares, Inc.                             200          28,910
   First Community Bancorp                                   2,500         118,750
   First Community Bancshares, Inc.                          1,561          50,733
   First Financial Bancorp                                   7,465         141,089
   First Financial Holdings, Inc.                            1,800          53,838
   First Indiana Corp.                                       2,300          68,241
   First Merchants Corp.                                     2,777          69,008
   First Niagara Financial Group, Inc.                      16,585         241,809
   First PacTrust Bancorp, Inc.                                200           5,052
   First Place Financial Corp.                               1,900          38,171
   First Republic Bank                                       4,125         145,736
   First State Bancorp                                       2,800          54,012
   FirstFed Financial Corp.*                                 2,500         149,025
   Flagstar Bancorp, Inc.                                   11,650         220,535
   Flushing Financial Corp.                                  2,900          53,360
   FNB Corp.                                                 8,981         176,477
   Franklin Bank Corp.*                                      3,400          63,784
   Frontier Financial Corp.                                  4,000         101,040
   Gateway Financial Holdings, Inc.                            440           7,964
   Glacier Bancorp, Inc.                                     5,515   $     144,107
   Gold Banc Corp., Inc.                                     5,100          74,205
   Greater Bay Bancorp                                       9,200         242,604
   Hancock Holding Co.                                       5,500         189,200
   Harbor Florida Bancshares, Inc.                           4,244         158,895
   Harleysville National Corp.                               4,437         102,761
   Heartland Financial USA, Inc.                             1,100          21,483
   Horizon Financial Corp.                                   1,300          28,860
   Hudson United Bancorp                                       500          18,050
   IBERIABANK Corp.                                          1,100          67,771
   Independent Bank Corp. -- MA                              2,182          61,554
   Independent Bank Corp. -- MI                              3,296          93,738
   Integra Bank Corp.                                        2,600          58,812
   Lakeland Bancorp, Inc.                                    1,653          25,803
   MAF Bancorp, Inc.                                         4,995         212,937
   Main Street Banks, Inc.                                   3,706          94,355
   MB Financial, Inc.                                        4,827         192,259
   MBT Financial Corp.                                       2,600          50,050
   Medallion Financial Corp.                                 2,700          25,515
   Mid-State Bancshares                                      3,800         105,526
   Midwest Banc Holdings, Inc.                               2,700          52,083
   Nara Bancorp, Inc.                                        3,500          51,380
   National Penn Bancshares, Inc.                            5,893         147,207
   NBT Bancorp, Inc.                                         5,860         138,530
   Northwest Bancorp, Inc.                                   8,200         174,332
   OceanFirst Financial Corp.                                1,678          37,772
   Ocwen Financial Corp.*                                   10,700          72,332
   Old National Bancorp                                     11,800         252,520
   Online Resources Corp.*                                   4,200          47,502
   Pacific Capital Bancorp                                   5,866         217,511
   Partners Trust Financial Group, Inc.                        871           9,302
   PFF Bancorp, Inc.                                         4,320         130,853
   Pinnacle Financial Partners, Inc.*                          700          16,800
   Prosperity Bancshares, Inc.                               4,900         140,189
   Provident Bancorp, Inc.                                   7,400          89,614
   Provident Bankshares Corp.                                5,240         167,208
   Provident Financial Services, Inc.                       11,715         205,833
   Rainier Pacific Financial Group, Inc.                       700          10,885
   Renasant Corp.                                            1,000          30,760
   Republic Bancorp, Inc.                                   12,650         189,497
   Rome Bancorp, Inc.                                        1,200          12,022
   S&T Bancorp, Inc.                                         4,800         173,280
   Sandy Spring Bancorp, Inc.                                2,300          80,569
   Seacoast Banking Corp. of Florida                         2,210          43,515
   Simmons First National Corp. Class A                      2,100          56,931
   Sound Federal Bancorp, Inc.                               1,800          29,088
   Southwest Bancorp, Inc.                                   1,600          32,768
   State Financial Services Corp. Class A                    1,100          44,286
   Sterling Bancorp                                          2,610          55,724
   Sterling Bancshares, Inc.                                 7,200         112,032
   Sterling Financial Corp.                                  3,885         145,299
   Sun Bancorp, Inc.                                         2,698          55,768
   SVB Financial Group*                                      4,500         215,550
   Texas Regional Bancshares, Inc. Class A                   7,969         242,895
   The Banc Corp.                                            2,500          26,450
   TierOne Corp.                                             2,600          70,538

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BANKS/SAVINGS & LOANS (CONTINUED)
   TrustCo Bank Corp. NY                                    13,334   $     174,142
   UCBH Holdings, Inc.                                       6,000          97,440
   UMB Financial Corp.                                       3,900         222,417
   Umpqua Holdings Corp.                                     7,432         174,949
   United Bankshares, Inc.                                   7,300         259,953
   United Community Banks, Inc.                              6,509         169,364
   United Community Financial Corp.                          5,200          56,888
   Washington Trust Bancorp, Inc.                            1,900          52,573
   WesBanco, Inc.                                            3,300          99,066
   West Bancorporation                                       2,000          37,600
   West Coast Bancorp                                        1,947          47,526
   Willow Grove Bancorp, Inc.                                1,500          21,990
   Wintrust Financial Corp.                                  3,650         191,078
   Yardville National Bancorp                                  900          32,175
                                                                     -------------
                                                                        13,303,817
                                                                     -------------
BROADCASTING -- 0.8%
   4Kids Entertainment, Inc.*                                1,800          35,784
   Acacia Research-Acacia Technologies*                      2,200          10,428
   Acme Communications, Inc.*                                1,700           6,834
   Beasley Broadcast Group, Inc. Class A*                      907          13,143
   Charter Communications, Inc. Class A*                    47,700          56,286
   Crown Media Holdings, Inc. Class A*                      14,000         132,020
   Cumulus Media, Inc. Class A*                             10,400         122,512
   Digital Generation Systems, Inc.*                         7,500           7,500
   Entravision Communications Corp.*                        10,700          83,353
   Gray Television, Inc.                                     7,300          88,038
   Insight Communications Co., Inc.*                         7,600          83,980
   Lin Tv Corp. Class A*                                     4,200          58,338
   Mediacom Communications Corp.*                           16,100         110,607
   New Frontier Media, Inc.*                                 3,800          25,270
   NTN Communications, Inc.*                                 5,300           9,964
   Radio One, Inc. Class A*                                  3,500          44,555
   Radio One, Inc. Class D                                  12,800         163,456
   Regent Communications, Inc.*                              7,200          42,264
   Saga Communications, Inc. Class A*                        2,800          39,200
   Salem Communications Corp. Class A*                       3,500          69,440
   Sinclair Broadcast Group, Inc. Class A                    8,200          74,456
   Spanish Broadcasting System, Inc.
     Class A*                                                6,760          67,532
   TiVo, Inc.*                                              14,000          93,520
   World Wrestling Federation Entertainment,
     Inc.                                                    4,000          45,680
                                                                     -------------
                                                                         1,484,160
                                                                     -------------
BUILDING & CONSTRUCTION -- 2.4%
   Ampco-Pittsburgh Corp.                                    1,000          12,000
   Apogee Enterprises, Inc.                                  5,200          79,924
   Beazer Homes USA, Inc.                                    5,475         312,896
   Cavalier Homes, Inc.*                                     2,900          14,413
   Champion Enterprises, Inc.*                              12,900         128,226
   Comfort Systems USA, Inc.*                                7,100          46,718
   Dominion Homes, Inc.*                                     1,000          16,140
   Drew Industries, Inc.*                                    1,500          68,100
   Dycom Industries, Inc.*                                   8,800         174,328
   ElkCorp                                                   3,400   $      97,070
   Emcor Group, Inc.*                                        2,300         112,470
   Fleetwood Enterprises, Inc.*                             10,600         107,590
   Foster Wheeler Ltd.*                                         60           1,180
   Granite Construction, Inc.                                7,450         209,345
   Infrasource Services, Inc.*                               6,600          68,772
   Insituform Technologies, Inc. Class A*                    4,300          68,929
   Integrated Electrical Services, Inc.*                     5,100           9,945
   Levitt Corp. Class A                                      3,000          89,760
   M/I Schottenstein Homes, Inc.                             2,300         124,430
   Meritage Corp.*                                           4,400         349,800
   Modine Manufacturing Co.                                  5,900         192,104
   Modtech Holdings, Inc.*                                   1,500           9,750
   NCI Building Systems, Inc.*                               3,500         114,800
   Orleans Homebuilders, Inc.                                2,700          63,342
   Palm Harbor Homes, Inc.*                                  3,400          64,022
   Perini Corp.*                                             3,700          60,754
   Simpson Manufacturing Co., Inc.                           7,700         235,235
   Sterling Construction Co., Inc.*                            200           1,578
   Technical Olympic USA, Inc.                               9,500         230,660
   Texas Industries, Inc.                                    4,000         224,920
   The Shaw Group, Inc.*                                    11,500         247,365
   Trex Co., Inc.*                                           2,700          69,390
   U.S. Home Systems, Inc.*                                  1,100           5,511
   URS Corp.*                                                6,600         246,510
   Washington Group International, Inc.*                     3,900         199,368
   WCI Communities, Inc.*                                    7,600         243,428
   William Lyon Homes, Inc.*                                 1,800         174,618
   York International Corp.                                  3,700         140,600
                                                                     -------------
                                                                         4,615,991
                                                                     -------------
BUSINESS SERVICES -- 3.1%
   Acxiom Corp.                                              1,700          35,496
   Administaff, Inc.                                         3,900          92,664
   ADVO, Inc.                                                5,500         175,175
   Ambassadors International, Inc.                           1,000          13,650
   AMN Healthcare Services, Inc.*                            4,200          63,126
   aQuantive, Inc.*                                         10,700         189,604
   Aspect Communications Corp.*                             10,400         116,792
   Banta Corp.                                               4,800         217,728
   BearingPoint, Inc.*                                      33,900         248,487
   Bowne & Co., Inc.                                         5,600          80,976
   Brady Corp. Class A                                       6,600         204,600
   Catalina Marketing Corp.                                  8,000         203,280
   CCC Information Services Group, Inc.*                     2,400          57,480
   CDI Corp.                                                 3,000          65,760
   Century Business Services, Inc.*                         12,800          51,840
   CIBER, Inc.*                                             11,900          94,962
   Clark, Inc.                                               2,400          34,392
   Concur Technologies, Inc.*                                4,600          48,438
   Consolidated Graphics, Inc.*                              2,200          89,694
   CorVel Corp.*                                               300           7,536
   CRA International, Inc.*                                  1,000          53,850
   Cross Country Healthcare, Inc.*                           5,800          98,600
   CSG Systems International, Inc.*                          9,200         174,616
   DiamondCluster International, Inc.*                       5,200          58,760
   DocuCorp International, Inc.*                             1,600          11,760

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
   EDGAR Online, Inc.*                                       3,500   $       8,330
   Electro Rent Corp.                                        4,183          60,821
   ePlus, Inc.*                                              1,200          13,800
   First Consulting Group, Inc.*                             4,200          21,542
   Forrester Research, Inc.*                                 4,100          73,103
   Foundry Networks, Inc.*                                  23,600         203,668
   FTI Consulting, Inc.*                                     7,575         158,317
   Gartner, Inc. Class A*                                   14,300         151,866
   Gevity HR, Inc.                                           4,224          84,607
   Heidrick & Struggles International, Inc.*                 3,000          78,240
   Hudson Highland Group, Inc.*                              2,900          45,211
   infoUSA, Inc.                                             8,500          99,450
   Innodata Isogen, Inc.*                                    3,600          10,584
   Intelli-Check, Inc.*                                        900           4,392
   John H. Harland Co.                                       5,000         190,000
   Keane, Inc.*                                             10,500         143,850
   Kelly Services, Inc. Class A                              5,800         166,112
   Kforce, Inc.*                                             7,145          60,447
   Korn/Ferry International*                                 7,100         126,025
   Labor Ready, Inc.*                                        7,500         174,825
   MAXIMUS, Inc.                                             3,500         123,515
   Microstrategy, Inc. Class A*                              2,101         111,437
   MPS Group, Inc.*                                         18,600         175,212
   Navigant Consulting, Inc.*                                8,000         141,280
   Navigant International, Inc.*                             2,000          29,380
   NCO Group, Inc.*                                          5,436         117,580
   On Assignment, Inc.*                                      4,300          21,414
   PDI, Inc.*                                                2,100          25,893
   Resources Connection, Inc.*                               8,600         199,778
   SITEL Corp.*                                              8,800          18,568
   SM&A*                                                     2,800          25,116
   Spherion Corp.*                                          10,400          68,640
   SYS*                                                      1,000           2,610
   TeamStaff, Inc.*                                          2,100           3,024
   TeleTech Holdings, Inc.*                                 14,200         115,730
   Tetra Tech, Inc.*                                         9,600         129,888
   The Keith Cos., Inc.*                                       800          17,344
   TRC Cos., Inc.*                                           1,950          22,893
   Watson Wyatt & Co. Holdings                               5,800         148,654
                                                                     -------------
                                                                         5,862,412
                                                                     -------------
CHEMICALS -- 2.2%
   A. Schulman, Inc.                                         5,900         105,551
   Aceto Corp.                                               3,925          29,359
   Airgas, Inc.                                              2,700          66,609
   Albemarle Corp.                                           4,100         149,527
   American Vanguard Corp.                                   3,100          64,821
   Arch Chemicals, Inc.                                      3,700          92,352
   Cabot Microelectronics Corp.*                             4,500         130,455
   Crompton Corp.                                           19,500         275,925
   Cytec Industries, Inc.                                    3,400         135,320
   Dionex Corp.*                                             3,500         152,635
   Ferro Corp.                                               7,100         141,006
   FMC Corp.*                                                3,500         196,490
   GenTek, Inc.                                              1,600   $      15,920
   Georgia Gulf Corp.                                        5,000         155,250
   Great Lakes Chemical Corp.                                7,100         223,437
   H.B. Fuller Co.                                           4,700         160,082
   Hawkins, Inc.                                             1,200          14,580
   Hercules, Inc.*                                          14,000         198,100
   Kronos Worldwide Inc.                                     2,867          86,555
   Landec Corp.*                                             3,400          22,100
   MacDermid, Inc.                                           5,500         171,380
   Minerals Technologies, Inc.                               3,300         203,280
   NewMarket Corp.*                                          5,000          73,950
   NL Industries, Inc.                                       8,700         133,893
   Olin Corp.                                               11,400         207,936
   OM Group, Inc.*                                           4,500         111,105
   Omnova Solutions, Inc.*                                   4,100          19,106
   Pioneer Cos., Inc.*                                       1,400          30,786
   PolyOne Corp.*                                           16,500         109,230
   Quaker Chemical Corp.                                     1,300          22,685
   RPM, Inc.                                                 2,000          36,520
   Solutia, Inc.*                                            5,000           2,925
   Spartech Corp.                                            5,300          94,340
   Symyx Technologies*                                       5,800         162,284
   Terra Industries, Inc.*                                  15,800         107,598
   TETRA Technologies, Inc.*                                 4,050         128,992
   Valhi, Inc.                                                 900          15,750
   WD-40 Co.                                                 2,600          72,618
   Wellman, Inc.                                             5,200          52,988
                                                                     -------------
                                                                         4,173,440
                                                                     -------------
COMMERCIAL SERVICES -- 1.5%
   Arbitron, Inc.                                            4,400         188,760
   Central Parking Corp.                                     6,600          90,750
   Cenveo, Inc.*                                             7,900          59,724
   CoStar Group, Inc.*                                       3,300         143,880
   Euronet Worldwide, Inc.*                                  5,700         165,699
   Gartner, Inc.*                                            3,600          38,124
   GP Strategies Corp.                                       1,200           9,768
   ICT Group, Inc.*                                            900           9,360
   Imagistics International, Inc.*                           2,300          64,400
   Intersections, Inc.*                                      1,100          12,997
   McGrath Rentcorp                                          3,800          90,060
   Medifast, Inc.*                                           2,000           6,080
   Mobile Mini, Inc.*                                        2,200          75,856
   Newtek Business Services, Inc.*                           5,650          12,712
   Perceptron, Inc.*                                         1,100           7,469
   PHH Corp.*                                                8,400         216,048
   Plexus Corp.*                                             7,800         110,994
   Polycom, Inc.*                                            7,000         104,370
   Pre-Paid Legal Services, Inc.                             2,300         102,695
   ProxyMed, Inc.*                                             300           2,352
   Quanta Services, Inc.*                                   20,400         179,520
   R.H. Donnelley Corp.*                                     3,600         223,128
   Rewards Network, Inc.*                                    4,600          24,840
   Sirva, Inc.*                                             11,800         100,418
   Source Information Management Co.*                        8,200         101,434
   SOURCECORP, Inc.*                                         2,300          45,586
   Standard Parking Corp.*                                   1,000          16,285

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
   StarTek, Inc.                                             2,100   $      34,482
   SYNNEX Corp.*                                             4,500          78,795
   The Management Network Group, Inc.*                       5,900          12,980
   UniFirst Corp.                                            1,600          64,864
   Veritas DGC, Inc.*                                        5,700         158,118
   Vertrue, Inc.*                                            1,500          58,440
   Viad Corp.                                                3,500          99,190
   Viisage Technology, Inc.*                                 8,100          36,288
                                                                     -------------
                                                                         2,746,466
                                                                     -------------
COMMUNICATION SERVICES -- 0.1%
   Broadwing Corp.*                                         13,200          60,984
   Telkonet, Inc.*                                           7,100          35,003
   Terremark Worldwide, Inc.*                                6,600          46,200
                                                                     -------------
                                                                           142,187
                                                                     -------------
COMMUNICATIONS EQUIPMENT -- 1.1%
   ACT Teleconferencing, Inc.*                                 600             420
   Aether Systems, Inc.*                                     7,450          24,510
   ANADIGICS, Inc.*                                          4,000           7,760
   Applied Innovation, Inc.*                                 1,200           5,292
   Applied Signal Technology, Inc.                           1,700          32,368
   Arris Group, Inc.*                                       15,800         137,618
   Avanex Corp.*                                            20,900          18,810
   Avici Systems, Inc.*                                      1,900           8,455
   Brooktrout, Inc.*                                         2,120          23,659
   Captaris, Inc.*                                           5,000          20,700
   Centillium Communications, Inc.*                          6,500          14,105
   Ceradyne, Inc.*                                           4,425         106,510
   CIENA Corp.*                                             17,200          35,948
   Cosine Communications, Inc.*                                800           1,888
   Digi International, Inc.*                                 4,300          50,998
   Ditech Communications Corp.*                              5,800          37,642
   Endwave Corp.*                                            1,300          61,880
   Finisar Corp.*                                           28,500          29,925
   I.D. Systems, Inc.*                                         600           9,486
   Inter-Tel, Inc.                                           4,400          81,884
   InterVoice-Brite, Inc.*                                   5,600          48,328
   Ixia*                                                    11,128         216,328
   KVH Industries, Inc.*                                     2,300          21,275
   MasTec, Inc.*                                             8,200          72,160
   Network Equipment Technologies, Inc.*                     4,500          23,220
   North Pittsburgh Systems, Inc.                            2,300          44,988
   Optical Cable Corp.*                                        374           1,949
   Optical Communication Products, Inc.*                     3,400           6,460
   Paradyne Networks, Inc.*                                  6,000          10,860
   Performance Technologies, Inc.*                           1,600           8,848
   SBA Communications Corp.*                                10,500         141,750
   SeaChange International, Inc.*                            4,400          30,888
   Sirenza Microdevices, Inc.*                               5,000          17,200
   Somera Communications, Inc.*                              1,900           3,002
   Sonus Networks, Inc.*                                    42,200         201,716
   SpectraLink Corp.                                         2,700          28,404
   SRS Labs, Inc.*                                           1,600           9,760
   Tekelec*                                                 10,900         183,120
   Terayon Communication Systems, Inc.*                     12,300   $      38,007
   Tut Systems, Inc.*                                        3,300           9,834
   UTStarcom, Inc.*                                         19,500         146,055
   Verilink Corp.*                                           2,100           2,541
   ViaSat, Inc.*                                             4,000          81,320
   Vyyo, Inc.*                                               2,400          14,952
   WJ Communications, Inc.*                                  4,700           8,084
   Zhone Technologies, Inc.*                                15,100          50,585
                                                                     -------------
                                                                         2,131,492
                                                                     -------------
COMPUTER EQUIPMENT -- 2.2%
   Adaptec, Inc.*                                           18,300          71,004
   Advanced Digital Information Corp.*                      10,600          80,560
   Agilysys, Inc.                                            5,276          82,833
   Airspan Networks, Inc.*                                   6,500          36,075
   Astro-Med, Inc.                                             300           3,075
   Bookham, Inc.*                                            5,755          18,243
   Brocade Communications Systems, Inc.*                    31,500         122,220
   Calamp Corp.*                                             3,625          25,883
   California Micro Devices Corp.*                           3,900          22,152
   Concurrent Computer Corp.*                                5,200          11,076
   Cray, Inc.*                                              15,400          19,096
   Dataram Corp.                                               800           4,679
   Dot Hill Systems Corp.*                                   7,900          41,396
   Electronics for Imaging, Inc.*                           10,300         216,712
   Emulex Corp.*                                            13,400         244,684
   Hurco Cos., Inc.*                                         1,000          15,960
   Hutchinson Technology, Inc.*                              4,200         161,742
   Imation Corp.                                             5,800         224,982
   Immersion Corp.*                                          3,400          18,122
   Insight Enterprises, Inc.*                                8,050         162,449
   Iomega Corp.*                                             9,300          24,645
   Komag, Inc.*                                              4,500         127,665
   Kronos, Inc.*                                             5,500         222,145
   Lasercard Corp.*                                          1,000           5,870
   Maxwell Technologies, Inc.*                               2,100          25,599
   McDATA Corp. Class A*                                    18,890          75,560
   Mentor Graphics Corp.*                                   13,700         140,425
   Mercury Computer Systems, Inc.*                           3,800         104,006
   Micro Linear Corp.*                                       1,200           6,600
   Mobility Electronics, Inc.*                               4,800          43,920
   MTS Systems Corp.                                         3,400         114,172
   NYFIX, Inc.*                                              5,600          33,096
   PalmOne, Inc.*                                            8,248         245,543
   Quantum Corp.*                                           34,600         102,762
   RadiSys Corp.*                                            2,700          43,605
   Rimage Corp.*                                             1,200          25,476
   Riverstone Networks, Inc.*                                5,000           3,125
   SCM Microsystems, Inc.*                                   2,000           5,520
   Semtech Corp.*                                           11,800         196,470
   Sigma Designs, Inc.*                                      3,400          25,840
   Sigmatel, Inc.*                                           5,000          85,800
   Silicon Graphics, Inc.*                                  28,700          20,377
   Silicon Storage Technology, Inc.*                        16,400          66,092
   Standard Microsystems Corp.*                              2,600          60,788
   Stratasys, Inc.*                                          1,350          44,118
   Stratex Networks, Inc.*                                  11,000          18,920

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER EQUIPMENT (CONTINUED)
   Stratos International, Inc.*                              2,154   $      11,912
   Synaptics, Inc.*                                          4,600          98,256
   TALX Corp.                                                3,133          90,575
   Trident Microsystems, Inc.*                               3,400          77,146
   Varian Semiconductor Equipment
     Associates, Inc.*                                       6,200         229,400
   Verity, Inc.*                                             5,900          51,743
   Virage Logic Corp.*                                       3,300          33,990
   Whitney Holding Corp.                                       675          22,025
                                                                     -------------
                                                                         4,066,129
                                                                     -------------
COMPUTER SERVICES -- 2.0%
   3D Systems Corp.*                                         1,100          26,466
   Analysts International Corp.*                             4,500          15,390
   Anteon International Corp.*                               5,000         228,100
   Aspen Technology, Inc.*                                   5,800          30,160
   Avocent Corp.*                                            8,636         225,745
   BindView Development Corp.*                               8,200          22,632
   Black Box Corp.                                           2,700          95,580
   Carreker Corp.*                                           1,400           7,672
   Catapult Communications Corp.*                            2,111          36,014
   Computer Horizons Corp.*                                  5,300          16,589
   Computer Programs & Systems, Inc.                         1,300          48,451
   Computer Task Group, Inc.*                                  900           3,249
   Covansys Corp.*                                           6,400          82,240
   CyberGuard Corp.*                                         4,300          25,563
   Dynamics Research Corp.*                                  1,100          15,840
   Extreme Networks, Inc.*                                  22,200          91,020
   FactSet Research Systems, Inc.                            6,600         236,544
   I-Sector Corp.*                                             400           3,200
   Infocrossing, Inc.*                                       2,500          31,175
   Inforte Corp.                                             1,100           3,652
   Intelligroup, Inc.*                                       1,500           2,205
   Intergraph Corp.*                                         5,500         189,530
   Jack Henry & Associates, Inc.                             9,600         175,776
   Manhattan Associates, Inc.*                               5,100          97,971
   Marchex, Inc. Class B*                                    3,100          46,624
   Maxtor Corp.*                                            45,500         236,600
   MICROS Systems, Inc.*                                     6,000         268,500
   NETGEAR, Inc.*                                            5,100          94,860
   NetScout Systems, Inc.*                                   4,900          32,291
   Niku Corp.*                                               1,500          31,095
   Overland Storage, Inc.*                                   1,700          16,218
   Pegasus Solutions, Inc.*                                  3,200          35,680
   Perot Systems Corp. Class A*                              6,600          93,852
   Pomeroy Computer Resources, Inc.*                         2,000          20,260
   Radiant Systems, Inc.*                                    5,000          57,000
   Saba Software, Inc.*                                      1,100           5,170
   Safeguard Scientifics, Inc.*                             15,500          19,840
   Sapient Corp.*                                           23,500         186,355
   SI International, Inc.*                                   1,000          29,960
   SimpleTech, Inc.*                                         7,700          29,491
   SRA International, Inc. Class A*                          5,000         173,600
   Sybase, Inc.*                                             6,700         122,945
   Sykes Enterprises, Inc.*                                  6,300   $      59,724
   Syntel, Inc.                                              6,900         110,607
   TechTeam Global, Inc.*                                    1,700          22,168
   Tier Technologies, Inc. Class B*                          1,800          15,174
   Tyler Technologies, Inc.*                                 6,900          52,164
   Viewpoint Corp.*                                          4,900           8,673
   Wind River Systems, Inc.*                                14,800         232,064
   Zomax, Inc.*                                              6,000          16,680
                                                                     -------------
                                                                         3,728,359
                                                                     -------------
COMPUTER SOFTWARE -- 3.5%
   @Road, Inc.*                                              9,900          26,334
   ActivCard Corp.*                                          7,100          32,447
   Actuate Corp.*                                            8,000          14,960
   Advent Software, Inc.*                                    5,600         113,456
   Agile Software Corp.*                                    10,100          63,630
   Altiris, Inc.*                                            4,800          70,464
   American Software, Inc. Class A                           3,900          22,542
   Ansoft Corp.*                                             1,500          36,240
   ANSYS, Inc.*                                              5,600         198,856
   Applix, Inc.*                                             1,100           5,203
   Apropos Technology, Inc.*                                 3,400           8,466
   Authentidate Holding Corp.*                               6,100          16,226
   AXS-One, Inc.*                                            2,500           3,950
   Borland Software Corp.*                                  14,500          99,470
   Bottomline Technologies, Inc.*                            2,200          32,934
   Callidus Software, Inc.*                                  2,200           8,008
   Captiva Software Corp.*                                   1,200          17,328
   Centra Software, Inc.*                                    2,400           4,800
   Cenuco, Inc.*                                             2,300           6,532
   Chordiant Software, Inc.*                                 8,637          16,842
   Clarus Corp.*                                             1,900          15,390
   Convera Corp.*                                            6,000          29,280
   Datastream Systems, Inc.*                                 6,200          45,136
   Dendrite International, Inc.*                             7,500         103,500
   Digitas, Inc.*                                           15,580         177,768
   Echelon Corp.*                                            7,000          48,160
   Embarcadero Technologies, Inc.*                           3,300          18,513
   Enterasys Networks, Inc.*                                29,000          26,100
   Epicor Software Corp.*                                    9,100         120,120
   EPIQ Systems, Inc.*                                       3,400          55,624
   eResearch Technology, Inc.*                               8,850         118,501
   FalconStor Software, Inc.*                                7,250          47,342
   FileNET Corp.*                                            7,400         186,036
   Forgent Networks, Inc.                                    2,200           3,234
   Hypercom Corp.*                                           8,800          56,936
   Hyperion Solutions Corp.*                                 4,000         160,960
   Identix, Inc.*                                           14,884          74,867
   ImageWare Systems, Inc.*                                  2,100           7,098
   Informatica Corp.*                                       14,700         123,333
   Intellisync Corp.*                                       12,000          32,520
   Interactive Intelligence, Inc.*                           2,000          10,120
   Internet Security Systems, Inc.*                          8,300         168,407
   Intervideo, Inc.*                                         1,700          24,446
   Interwoven, Inc.*                                         6,919          52,100
   iPass, Inc.*                                              4,500          27,270
   JDA Software Group, Inc.*                                 5,000          56,900

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
   Kintera, Inc.*                                            3,200   $      11,034
   Lawson Software, Inc.*                                   17,200          88,580
   Magma Design Automation, Inc.*                            5,600          46,816
   Manugistics Group, Inc.*                                  9,500          16,910
   MapInfo Corp.*                                            3,500          36,785
   MatrixOne, Inc.*                                          8,800          44,000
   MetaSolv, Inc.*                                           6,800          15,980
   Micromuse, Inc.*                                          8,200          46,412
   Midway Games, Inc.*                                      15,400         168,784
   Moldflow Corp.*                                           1,100          14,245
   Motive, Inc.*                                             1,400          13,902
   MRO Software, Inc.*                                       4,248          62,063
   MSC Software Corp.*                                       4,000          55,000
   Neoware Systems, Inc.*                                    2,600          26,624
   NetIQ Corp.*                                              9,600         108,960
   Netopia, Inc.*                                            2,600           7,566
   Nuance Communications, Inc.*                              3,400          15,300
   Omnicell, Inc.*                                           3,700          32,560
   ONYX Software Corp.*                                      2,400           8,640
   Open Solutions, Inc.*                                     3,100          62,961
   Openwave Systems, Inc.*                                  11,933         195,701
   OPNET Technologies, Inc.*                                 2,900          23,490
   Opsware, Inc.*                                           16,700          85,504
   Packeteer, Inc.*                                          4,900          69,090
   PalmSource, Inc.*                                         2,068          17,578
   Parametric Technology Corp.*                             33,300         212,454
   PDF Solutions, Inc.*                                      3,800          49,856
   Pegasystems, Inc.*                                        5,700          33,630
   Per-Se Technologies, Inc.*                                4,700          98,794
   Pervasive Software, Inc.*                                 4,000          16,944
   Phoenix Technology Ltd.*                                  5,700          44,346
   Pinnacle Systems, Inc.*                                  10,300          56,650
   PLATO Learning, Inc.*                                     4,000          29,520
   Plumtree Software, Inc.*                                  5,300          25,811
   Portal Software, Inc.*                                    4,540           9,080
   Progress Software Corp.*                                  6,500         195,975
   QAD, Inc.*                                                5,300          40,810
   Quest Software, Inc.*                                    17,400         237,162
   Raindance Communications, Inc.*                           5,700          11,856
   ScanSoft, Inc.*                                          19,152          72,395
   Secure Computing Corp.*                                   6,100          66,368
   SERENA Software, Inc.*                                    7,800         150,540
   Simulations Plus, Inc.*                                     200             788
   SPSS, Inc.*                                               1,832          35,193
   SS&C Technologies, Inc.                                   3,600         114,048
   SumTotal Systems Inc.*                                    2,600          11,752
   SupportSoft, Inc.*                                        7,300          37,887
   Synplicity, Inc.*                                         3,300          17,853
   Take-Two Interactive Software, Inc.*                      6,000         152,700
   TeleCommunication Systems, Inc.
     Class A*                                                4,900          11,074
   THQ, Inc.*                                                6,600         193,182
   TIBCO Software, Inc.*                                    10,500          68,670
   Tradestation Group, Inc.*                                 7,100          60,918
   Transaction Systems Architects, Inc.
     Class A*                                                6,800   $     167,484
   Ulticom, Inc.*                                            7,240          76,816
   Ultimate Software Group, Inc.*                            3,600          59,040
   VA Software Corp.*                                        4,500           7,650
   Verint Systems, Inc.*                                     5,100         164,016
   Vitria Technology, Inc.*                                  6,038          21,133
   Witness Systems, Inc.*                                    5,000          91,150
                                                                     -------------
                                                                         6,506,379
                                                                     -------------
COMPUTERS -- 0.1%
   Gateway, Inc.*                                           63,100         208,230
   Merge Technologies, Inc.*                                 1,700          31,875
                                                                     -------------
                                                                           240,105
                                                                     -------------
CONSUMER PRODUCTS -- 1.0%
   Blyth, Inc.                                               7,800         218,790
   Central Garden & Pet Co.*                                 3,200         157,184
   CNS, Inc.                                                 1,900          43,415
   Department 56, Inc.*                                      1,700          17,425
   Fossil, Inc.*                                             6,975         158,332
   IDEXX Laboratories, Inc.*                                 2,400         149,592
   Jarden Corp.*                                             4,950         266,904
   Playtex Products, Inc.*                                  10,400         111,904
   Russ Berrie & Co., Inc.                                   2,900          37,149
   Senomyx, Inc.*                                            3,300          54,483
   Spectrum Brands, Inc.*                                    5,900         194,700
   The Scotts Co. Class A*                                     600          42,726
   The Yankee Candle Co., Inc.                               6,400         205,440
   Tupperware Corp.                                         10,500         245,385
   Water Pik Technologies, Inc.*                             1,200          22,860
                                                                     -------------
                                                                         1,926,289
                                                                     -------------
CONTAINERS & GLASS -- 0.2%
   Crown Holdings, Inc.*                                    14,800         210,604
   Silgan Holdings, Inc.                                     3,301         185,648
                                                                     -------------
                                                                           396,252
                                                                     -------------
CONTAINERS - PAPER/PLASTIC -- 0.2%
   Constar International, Inc.*                              2,100           7,854
   Graphic Packaging Corp.*                                 33,800         123,370
   Greif, Inc. Class A                                       1,300          79,430
   Longview Fibre Co.                                        8,700         178,785
   Packaging Dynamics Corp.                                    320           4,479
   Rock-Tenn Co. Class A                                     5,700          72,105
                                                                     -------------
                                                                           466,023
                                                                     -------------
CONSTRUCTION MATERIALS -- 0.2%
   Eagle Materials, Inc.                                     2,100         194,439
   Eagle Materials, Inc. Class B                             1,100          99,539
   Huttig Building Products, Inc.*                           3,200          34,912
   U.S. Concrete, Inc.*                                      5,000          32,350
                                                                     -------------
                                                                           361,240
                                                                     -------------
COSMETICS & TOILETRIES -- 0.1%
   CCA Industries, Inc.                                        510           4,840
   Inter Parfums, Inc.                                       2,600          50,414

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
   Parlux Fragrances, Inc.*                                  1,600   $      44,272
   Suncoast Naturals, Inc.*                                     91              13
                                                                     -------------
                                                                            99,539
                                                                     -------------
DISTRIBUTION/WHOLESALE -- 1.3%
   Advanced Marketing Services, Inc.                         2,700          13,500
   Aviall, Inc.*                                             5,800         183,222
   Bell Microproducts, Inc.*                                 5,100          47,940
   Brightpoint, Inc.*                                        3,150          69,899
   Building Materials Holding Corp.                          2,100         145,509
   Central European Distribution Corp.*                      2,650          98,924
   Handleman Co.                                             3,700          61,087
   Hughes Supply, Inc.                                       4,600         129,260
   Industrial Distribution Group, Inc.*                      1,400          13,230
   InfoSonics Corp.*                                           100             299
   Keystone Automotive Industries, Inc.*                     2,200          54,406
   LKQ Corp.*                                                3,300          89,595
   Nash-Finch Co.                                            2,000          73,480
   Navarre Corp.*                                            4,000          31,980
   NuCo2, Inc.*                                              1,800          46,206
   Owens & Minor, Inc.                                       7,100         229,685
   Reliv' International, Inc.                                2,600          27,300
   Rentrak Corp.*                                              900           8,100
   ScanSource, Inc.*                                         2,300          98,762
   SCP Pool Corp.                                            6,412         224,997
   Spartan Stores, Inc.*                                     2,834          41,575
   United Natural Foods, Inc.*                               6,800         206,516
   United Stationers, Inc.*                                  3,400         166,940
   Watsco, Inc.                                              4,200         178,920
   WESCO International, Inc.*                                6,600         207,108
                                                                     -------------
                                                                         2,448,440
                                                                     -------------
DIVERSIFIED OPERATIONS -- 2.3%
   Actuant Corp. Class A*                                    4,000         191,760
   Acuity Brands, Inc.                                       6,800         174,692
   AMERCO                                                    3,600         192,780
   Ameron International Corp.                                1,000          37,400
   Barnes Group, Inc.                                        3,700         122,470
   Blount International, Inc.*                               8,100         135,189
   Carlisle Cos., Inc.                                       1,200          82,356
   Chemed Corp.                                              4,400         179,872
   Cornell Corrections, Inc.*                                1,700          22,882
   Digimarc Corp.*                                           2,400          13,128
   EnPro Industries, Inc.*                                   3,200          92,384
   ESCO Technologies, Inc.*                                  2,300         231,840
   Esterline Technologies Corp.*                             4,200         168,336
   Federal Signal Corp.                                      8,200         127,920
   Florida East Coast Industries, Inc.                       5,400         233,820
   Griffon Corp.*                                            5,250         116,550
   Lancaster Colony Corp.                                    1,100          47,212
   Lydall, Inc.*                                             2,900          24,998
   Mathews International Corp. Class A                       5,800         225,968
   Myers Industries, Inc.                                    5,887          73,587
   NACCO Industries, Inc. Class A                            1,000         107,220
   Odyssey Marine Exploration, Inc.*                         7,100          35,358
   PerkinElmer, Inc.                                            33   $         624
   PICO Holdings, Inc.*                                      2,100          62,496
   Raven Industries, Inc.                                    2,600          60,892
   Sensient Technologies Corp.                               8,500         175,185
   Standex International Corp.                               1,700          48,297
   Sturm, Ruger & Co., Inc.                                  4,800          40,176
   Tredegar Corp.                                            6,600         102,960
   Trinity Industries, Inc.                                  8,600         275,458
   Universal Corp.                                           4,400         192,632
   UNOVA, Inc.*                                              9,800         260,974
   Vector Group Ltd.                                         7,119         132,200
   VendingData Corp.*                                        1,000           2,050
   Volt Information Sciences, Inc.*                          2,200          52,206
   Walter Industries, Inc.                                   6,300         253,260
   World Fuel Services Corp.                                 3,200          74,912
   Zoltek Cos., Inc.*                                        2,000          22,460
                                                                     -------------
                                                                         4,394,504
                                                                     -------------
EDUCATION -- 0.7%
   Corinthian Colleges, Inc.*                               15,500         197,935
   DeVry, Inc.*                                             12,000         238,800
   INVESTools, Inc.*                                         7,200          25,056
   ITT Educational Services, Inc.*                           3,200         170,944
   Laureate Education, Inc.*                                 3,600         172,296
   Learning Tree International, Inc.*                        2,600          31,252
   Renaissance Learning, Inc.                                4,922          99,917
   Strayer Education, Inc.                                   1,600         138,016
   The Geo Group, Inc.*                                      2,800          70,140
   The Princeton Review, Inc.*                               2,000          11,660
   Universal Technical Institute, Inc.*                      3,600         119,520
                                                                     -------------
                                                                         1,275,536
                                                                     -------------
ELECTRIC UTILITIES -- 0.3%
   ALLETE, Inc.                                              5,300         264,470
   Calpine Corp.*                                           13,500          45,900
   Duquesne Light Holdings, Inc.                            14,700         274,596
   Weststar Energy, Inc.                                     1,400          33,642
                                                                     -------------
                                                                           618,608
                                                                     -------------
ELECTRICAL EQUIPMENT -- 1.5%
   Active Power, Inc.*                                       8,500          27,625
   ADDvantage Technologies Group, Inc.*                        700           2,590
   Advanced Energy Industries, Inc.*                         5,900          46,374
   Advanced Power Technology, Inc.*                            900           6,345
   Artesyn Technologies, Inc.*                               5,800          50,460
   August Technology Corp.*                                  2,000          23,300
   Avid Technology, Inc.*                                    3,300         175,824
   Axcelis Technologies, Inc.*                              18,000         123,480
   C&D Technologies, Inc.                                    3,800          34,922
   Checkpoint Systems, Inc.*                                 7,000         123,900
   Cohu, Inc.                                                3,200          64,160
   Credence Systems Corp.*                                  16,480         149,144
   CyberOptics Corp.*                                        1,700          22,100
   Distributed Energy Systems Corp.*                         5,700          23,997
   Fiberstars, Inc.*                                           700           6,937
   FLIR Systems, Inc.*                                       8,800         262,592
   Genlyte Group, Inc.*                                      4,400         214,456

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
   GrafTech International Ltd.*                             17,500   $      75,250
   Helix Technology Corp.                                    5,000          66,400
   Ibis Technology Corp.*                                    1,000           2,030
   Input/Output, Inc.*                                      13,300          83,524
   Intermagnetics General Corp.*                             5,065         155,800
   Ionatron, Inc.*                                           5,600          48,104
   Lincoln Electric Holdings, Inc.                           7,000         232,050
   Littelfuse, Inc.*                                         3,965         110,425
   LTX Corp.*                                                9,700          48,112
   Meade Instruments Corp.*                                  3,300           9,207
   Measurement Specialties, Inc.*                              800          18,568
   Paxar Corp.*                                              6,700         118,925
   Photon Dynamics, Inc.*                                    2,500          51,525
   Power Integrations, Inc.*                                 5,300         114,321
   Power-One, Inc.*                                         14,362          90,624
   Research Frontiers, Inc.*                                 1,400           4,438
   Rogers Corp.*                                             2,800         113,540
   SBS Technologies, Inc.*                                   2,800          25,984
   SIPEX Corp.*                                              3,800           6,650
   Technology Research Corp.                                   400           1,932
   Veeco Instruments, Inc.*                                  4,700          76,516
   Vicor Corp.                                               4,800          65,280
   Woodhead Industries, Inc.                                 1,700          21,437
                                                                     -------------
                                                                         2,898,848
                                                                     -------------
ELECTRONICS -- 5.1%
   Actel Corp.*                                              4,500          62,550
   Aeroflex, Inc.*                                          12,200         102,480
   Aetrium, Inc.*                                            1,200           3,480
   Aixtron                                                     873           3,125
   Alliance Semiconductor Corp.*                             6,000          15,300
   American Superconductor Corp.*                            5,400          49,410
   American Technical Ceramics Corp.*                          200           2,048
   Amkor Technology, Inc.*                                  31,600         142,200
   Analogic Corp.                                            2,200         110,704
   Anixter International, Inc.                               6,800         252,756
   Apogee Technology, Inc.*                                    700             756
   Applied Micro Circuits Corp.*                            52,400         134,144
   Asyst Technologies, Inc.*                                 8,100          36,126
   Atmel Corp.*                                             19,800          46,926
   ATMI, Inc.*                                               5,700         165,357
   Audiovox Corp. Class A*                                   3,100          48,050
   Bel Fuse, Inc. Class B                                    1,100          33,616
   Belden CDT, Inc.                                          8,050         170,660
   Benchmark Electronics, Inc.*                              6,650         202,293
   Brillian Corp.*                                             375             986
   Brooks Automation, Inc.*                                  8,124         120,642
   BTU International, Inc.*                                    600           2,238
   Capstone Turbine Corp.*                                   8,800          11,176
   Catalyst Semiconductor, Inc.*                             2,900          12,731
   CEVA, Inc.*                                               2,975          17,434
   Cirrus Logic, Inc.*                                      16,200          86,022
   Coherent, Inc.*                                           4,900         176,449
   CompuDyne Corp.*                                          1,100           7,700
   Conexant Systems, Inc.*                                  15,933   $      25,652
   Cree, Inc.*                                               5,100         129,897
   CTS Corp.                                                 6,500          79,885
   Cubic Corp.                                               4,500          79,830
   Cymer, Inc.*                                              7,000         184,450
   Cypress Semiconductor Corp.*                             13,800         173,742
   Daktronics, Inc.                                          2,800          56,028
   Digital Theater Systems, Inc.*                            2,600          46,358
   DSP Group, Inc.*                                          4,700         112,189
   Electro Scientific Industries, Inc.*                      4,780          85,467
   Electroglas, Inc.*                                        3,500          10,920
   EMCORE Corp.*                                             8,100          33,453
   Emerson Radio Corp.*                                      4,300          11,997
   Energy Conversion Devices, Inc.*                          5,200         116,376
   Entegris, Inc.*                                          14,100         139,590
   ESS Technology, Inc.*                                     6,100          25,681
   Exar Corp.*                                               7,900         117,631
   Excel Technology, Inc.*                                   1,600          38,880
   Fargo Electronics, Inc.*                                  1,700          33,983
   FARO Technologies, Inc.*                                  2,000          54,520
   FormFactor, Inc.*                                         5,900         155,878
   Genesis Microchip, Inc.*                                  6,400         118,144
   HEI, Inc.*                                                1,200           3,781
   hi/fn, Inc.*                                              1,700          10,217
   II-VI, Inc.*                                              4,400          80,916
   InFocus Corp.*                                            6,700          27,738
   Innovex, Inc.*                                            2,812           9,645
   Integrated Circuit Systems, Inc.*                        11,200         231,168
   Integrated Device Technology, Inc.*                      18,000         193,500
   Integrated Silicon Solution, Inc.*                        5,900          43,719
   Interlink Electronics, Inc.*                              1,600           9,056
   inTEST Corp.*                                               600           2,160
   Iteris, Inc.*                                             4,300          11,352
   Itron, Inc.*                                              3,100         138,508
   IXYS Corp.*                                               5,700          80,826
   Keithley Instruments, Inc.                                1,800          27,738
   KEMET Corp.*                                             14,700          92,610
   Kopin Corp.*                                             12,600          64,260
   LaBarge, Inc.*                                            2,600          47,190
   Lamson & Sessions Co.*                                    2,400          28,368
   Lattice Semiconductor Corp.*                             19,659          87,286
   LeCroy Corp.*                                             1,300          17,875
   Lifeline Systems, Inc.*                                   1,800          57,816
   LogicVision, Inc.*                                        2,900           5,887
   Lowrance Electronics, Inc.                                  500          10,510
   LSI Industries, Inc.                                      3,600          50,184
   MagneTek, Inc.*                                           4,600          11,822
   Mattson Technology, Inc.*                                 8,700          62,292
   Merix Corp.*                                              2,900          16,965
   Methode Electronics, Inc. Class A                         5,800          68,846
   Micrel, Inc.*                                            16,200         186,624
   Microsemi Corp.*                                         11,000         206,800
   Microtune, Inc.*                                          9,400          47,141
   Mindspeed Technologies, Inc.*                            13,800          16,836
   MIPS Technologies, Inc. Class A*                          7,200          51,840
   MKS Instruments, Inc.*                                    8,800         148,632

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONICS (CONTINUED)
   Molecular Devices Corp.*                                  2,370   $      51,263
   Monolithic System Technology, Inc.*                       4,000          20,120
   Nanometrics, Inc.*                                        2,100          26,229
   Newport Corp.*                                            6,900          95,634
   Nu Horizons Electronics Corp.*                            2,200          14,080
   OmniVision Technologies, Inc.*                           10,200         138,618
   ON Semiconductor Corp.*                                  45,800         210,680
   OSI Systems, Inc.*                                        2,300          36,317
   Park Electrochemical Corp.                                3,000          75,600
   Parlex Corp.*                                               800           4,640
   Pemstar, Inc.*                                            5,000           5,000
   Pericom Semiconductor Corp.*                              4,500          36,630
   Photronics, Inc.*                                         5,200         121,368
   Pixelworks, Inc.*                                         3,400          29,172
   Planar Systems, Inc.*                                     1,700          12,495
   PLX Technology, Inc.*                                     4,600          46,736
   PMC-Sierra, Inc.*                                         8,000          74,640
   QuickLogic Corp.*                                         4,500          16,425
   Rambus, Inc.*                                            10,600         141,828
   Ramtron International Corp.*                              3,100           7,254
   REMEC, Inc.*                                              4,693          30,035
   RF Monolithics, Inc.*                                       600           3,930
   Richardson Electronics, Ltd.                              1,700          12,410
   Rudolph Technologies, Inc.*                               2,300          32,959
   Silicon Image, Inc.*                                     13,800         141,588
   Silicon Laboratories, Inc.*                               9,000         239,254
   Skyworks Solutions, Inc.*                                26,400         194,568
   Sonic Solutions*                                          3,500          65,100
   Spectrum Control, Inc.*                                   1,200           8,088
   Staktek Holdings, Inc.*                                   8,600          25,800
   STATS ChipPAC Ltd. ADR*                                   7,792          55,479
   Stoneridge, Inc.*                                         3,300          21,780
   Supertex, Inc.*                                           1,700          30,022
   Sypris Solutions, Inc.                                    2,900          35,873
   Taser International, Inc.*                                9,800          98,392
   Technitrol, Inc.                                          6,600          93,258
   Tessera Technologies, Inc.*                               7,000         233,870
   Thomas & Betts Corp.*                                     5,600         158,144
   Three-Five Systems, Inc.*                                 1,600             624
   Transmeta Corp.*                                         22,000          13,420
   TranSwitch Corp.*                                         7,500          15,375
   Trimble Navigation Ltd.*                                  6,900         268,893
   Tripath Technology, Inc.*                                 2,700           1,755
   TriQuint Semiconductor, Inc.*                            23,700          78,921
   Ultimate Electronics, Inc.*                               1,600              72
   Ultratech Stepper, Inc.*                                  3,600          65,880
   Universal Display Corp.*                                  4,500          46,260
   Universal Electronics, Inc.*                              2,100          34,839
   UQM Technologies, Inc.*                                   3,900          12,441
   Vishay Intertechnology, Inc.*                            12,915         153,301
   Vitesse Semiconductor Corp.*                             36,700          76,703
   Wells-Gardner Electronics Corp.                           1,400           4,900
   White Electronic Designs Corp.*                           3,700          20,535
   Wilson Greatbatch Technologies, Inc.                      3,400          81,260
   Zoran Corp.*                                              7,361   $      97,828
   Zygo Corp.*                                               2,300          22,540
                                                                     -------------
                                                                         9,638,844
                                                                     -------------
ENERGY -- 0.5%
   Arotech Corp.*                                            5,000           5,300
   BayCorp Holdings Ltd.*                                       68             850
   Danielson Holding Corp.*                                 21,850         265,914
   Environmental Power Corp.*                                1,200           6,720
   Evergreen Solar, Inc.*                                   10,100          64,943
   KFx, Inc.*                                               10,900         155,761
   Plug Power, Inc.*                                        11,663          79,892
   Quantum Fuel Systems Technologies
     Worldwide, Inc.*                                        7,900          39,500
   South Jersey Industries, Inc.                             2,200         134,464
   Syntroleum Corp.*                                         8,900          91,314
   Watts Industries, Inc. Class A                            3,700         123,913
                                                                     -------------
                                                                           968,571
                                                                     -------------
ENVIROMENTAL SERVICES -- 0.5%
   Calgon Carbon Corp.                                       6,600          58,410
   Duratek, Inc.*                                            1,900          44,042
   Flanders Corp.*                                           4,500          40,500
   Headwaters, Inc.*                                         7,000         240,660
   Mine Safety Appliances Co.                                5,200         240,240
   Rollins, Inc.                                            11,700         234,468
                                                                     -------------
                                                                           858,320
                                                                     -------------
FACILITY SERVICES -- 0.1%
   ABM Industries, Inc.                                      9,400         183,300
                                                                     -------------
FINANCIAL SERVICES -- 2.7%
   Advanta Corp. Class A                                     1,600          41,152
   Advanta Corp. Class B                                     2,900          81,664
   Affiliated Managers Group, Inc.*                          3,150         215,240
   AmeriServ Financial, Inc.*                                2,800          14,980
   ASTA Funding, Inc.                                        1,700          47,226
   Bankrate, Inc.*                                           1,900          38,266
   Bay View Capital Corp.                                      560           8,663
   BFC Financial Corp.*                                      2,000          17,060
   Cash America International, Inc.                          5,200         104,624
   Citizens Banking Corp.                                    7,600         229,672
   Citizens South Banking Corp.                              1,200          15,228
   City Holding Co.                                          2,600          94,952
   CoBiz, Inc.                                               1,575          28,555
   Coinstar, Inc.*                                           4,600         104,374
   CompuCredit Corp.*                                        7,800         267,384
   Consumer Portfolio Services, Inc.*                          300           1,359
   Credit Acceptance Corp.*                                  7,000         104,230
   Delta Financial Corp.                                     3,200          30,432
   Digital Insight Corp.*                                    6,900         165,048
   E-Loan, Inc.*                                            12,136          40,534
   eFunds Corp.*                                             8,700         156,513
   Encore Capital Group, Inc.*                               3,300          56,100
   eSPEED, Inc. Class A*                                     5,500          49,005
   Federal Agricultural Mortgage Corp.
     Class C                                                 1,400          30,870
   Financial Federal Corp.                                   3,000         115,920

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   First Albany Cos., Inc.                                   1,147   $       6,836
   First Commonwealth Financial Corp.                       12,600         172,620
   FirstCity Financial Corp.*                                2,100          24,570
   Fremont General Corp.                                     7,700         187,341
   Gabelli Asset Management, Inc. Class A                      800          35,352
   Hanmi Financial Corp.                                     7,900         131,930
   Interactive Data Corp.                                    5,000         103,900
   Investment Technology Group, Inc.*                        7,600         159,752
   Irwin Financial Corp.                                     4,700         104,293
   Jefferies Group, Inc.                                     4,800         181,872
   Knight Capital Group, Inc. Class A*                      19,100         145,542
   LaBranche & Co., Inc.*                                    8,500          53,550
   MCG Capital Corp.                                         8,500         145,180
   Metris Cos., Inc.*                                        9,900         143,154
   Municipal Mortgage & Equity L.L.C                         5,800         150,742
   Netbank, Inc.                                             1,700          15,844
   Piper Jaffray Cos., Inc.*                                 3,100          94,333
   Portfolio Recovery Associates, Inc.*                      2,000          84,040
   PRG-Schultz International, Inc.*                         10,500          29,610
   Resource America, Inc.                                    2,800         107,884
   Sanders Morris Harris Group, Inc.                         2,800          48,160
   South Financial Group, Inc.                               4,000         113,680
   Stifel Financial Corp.*                                   1,466          35,419
   Susquehanna Bancshares, Inc.                              7,700         189,343
   SWS Group, Inc.                                           2,434          41,816
   The Washtenaw Group, Inc.*                                  100             107
   Track Data Corp.*                                         1,200           2,892
   UICI                                                      8,200         244,114
   United Financial Mortgage Corp.*                            300           1,301
   Unizan Financial Corp.                                    2,600          69,654
   Westwood Holdings Group, Inc.                               258           4,618
   WFS Financial, Inc.                                       2,400         121,704
   World Acceptance Corp.*                                   3,800         114,190
                                                                     -------------
                                                                         5,124,394
                                                                     -------------
FOOD & BEVERAGES -- 1.4%
   American Italian Pasta Co. Class A                        2,700          56,754
   American States Water Co.                                 2,550          74,894
   Cal-Maine Foods, Inc.                                     2,900          17,545
   Chiquita Brands International, Inc.                       6,500         178,490
   Corn Products International, Inc.                         5,000         118,800
   Cuisine Solutions, Inc.*                                  1,900          11,400
   Del Monte Foods Co.*                                      5,800          62,466
   Flowers Foods, Inc.                                       7,550         266,968
   Green Mountian Coffee, Inc.*                                600          20,358
   Hain Celestial Group, Inc.*                               6,979         136,090
   Imperial Sugar Co.                                        1,200          18,588
   Interstate Bakeries Corp.                                 6,400          44,864
   J & J Snack Foods Corp.                                   1,200          62,820
   John B. Sanfilippo & Son, Inc.*                           1,300          29,978
   Lance, Inc.                                               4,900          84,329
   M&F Worldwide Corp.*                                      2,400          32,064
   MGP Ingredients, Inc.                                     2,400          19,920
   Monterey Pasta Co.*                                       1,200           3,744
   Panera Bread Co. Class A*                                 4,300         266,965
   Peet's Coffee & Tea, Inc.*                                1,900   $      62,776
   Performance Food Group Co.*                               8,400         253,764
   Pilgrim's Pride Corp.                                     6,700         228,671
   Ralcorp Holdings, Inc.                                    4,400         181,060
   Sanderson Farms, Inc.                                     3,600         163,584
   Scheid Vineyards, Inc. Class A*                             100             601
   Tasty Baking Co.                                            800           6,520
   The Boston Beer Co., Inc. Class A*                        1,400          31,416
   Triarc Cos., Inc.                                         3,900          62,790
   Triarc Cos., Inc. Class B                                 4,000          59,440
                                                                     -------------
                                                                         2,557,659
                                                                     -------------
FOREST & PAPER PRODUCTS -- 0.4%
   Buckeye Technologies, Inc.*                               6,400          51,008
   Caraustar Industries, Inc.*                               4,300          45,150
   Chesapeake Corp.                                          2,900          60,726
   Deltic Timber Corp.                                       1,800          68,454
   P.H. Glatfelter Co.                                       8,400         104,160
   Pope & Talbot, Inc.                                       2,800          31,080
   Schweitzer-Mauduit International, Inc.                    2,100          65,373
   Universal Forest Products, Inc.                           3,200         132,640
   Wausau-Mosinee Paper Corp.                                8,800         105,424
                                                                     -------------
                                                                           664,015
                                                                     -------------
FUNERAL SERVICES -- 0.1%
   Alderwoods Group, Inc.*                                     100           1,437
   Carriage Services, Inc.*                                  2,900          17,545
   Service Corp. International                                 800           6,416
   Stewart Enterprises, Inc. Class A                        19,100         124,914
                                                                     -------------
                                                                           150,312
                                                                     -------------
HEALTH CARE - BIOTECHNOLOGY -- 2.8%
   Acacia Research-CombiMatrix*                              5,028          11,766
   Alexion Pharmaceuticals, Inc.*                            4,700         108,288
   Antigenics, Inc.*                                         6,800          36,788
   Arena Pharmaceuticals, Inc.*                              6,300          42,966
   ArQule, Inc.*                                             5,400          34,992
   AtheroGenics, Inc.*                                       6,700         107,066
   AVANT Immunotherapeutics, Inc.*                           7,100           8,307
   Avigen, Inc.*                                             3,259          10,103
   BioCryst Pharmaceuticals, Inc.*                           2,800          14,224
   Bioenvision, Inc.*                                        3,900          28,392
   BioMarin Pharmaceutical, Inc.*                           11,000          82,390
   BioSante Pharmaceuticals, Inc.*                           2,700          10,125
   BioSource International, Inc.*                            1,500          15,825
   BioSphere Medical, Inc.*                                  2,500          11,250
   Cambrex Corp.                                             4,200          80,010
   CancerVax Corp.*                                          3,800          10,830
   Cell Genesys, Inc.*                                       7,700          41,195
   Ciphergen Biosystems, Inc.*                               2,600           4,966
   Conceptus, Inc.*                                          3,700          20,905
   Corgentech, Inc.*                                         2,300           5,980
   Cotherix, Inc.*                                           1,900          19,361
   Cryolife, Inc.*                                           3,300          25,608
   CUNO, Inc.*                                               3,100         221,464
   CuraGen Corp.*                                            9,000          46,260
   Curis, Inc.*                                              7,200          28,080

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - BIOTECHNOLOGY (CONTINUED)
   CYTOGEN Corp.*                                            2,000   $      10,460
   Digene Corp.*                                             3,100          85,808
   Discovery Laboratories, Inc.*                             8,600          62,694
   Diversa Corp.*                                            7,900          41,159
   Dyax Corp.*                                               5,700          26,904
   Emisphere Technologies, Inc.*                             3,700          14,874
   Encysive Pharmaceuticals, Inc.*                           9,300         100,533
   EntreMed, Inc.*                                           8,000          18,480
   Enzo Biochem, Inc.                                        4,767          85,472
   Enzon, Inc.*                                              4,700          30,456
   Exact Sciences Corp.*                                     4,043           9,218
   Exelixis, Inc.*                                          12,700          94,361
   Genaissance Pharmaceuticals, Inc.*                        2,300           2,576
   Gene Logic, Inc.*                                         5,200          17,212
   Genta, Inc.*                                              9,000          10,620
   GenVec, Inc.*                                             4,100           7,544
   Geron Corp.*                                              8,700          67,338
   GTC Biotherapeutics, Inc.*                                3,000           5,040
   Guilford Pharmaceuticals, Inc.*                           6,900          15,663
   Harvard Bioscience, Inc.*                                 4,900          15,386
   Hemispherx Biopharma, Inc.*                               4,100           7,626
   ICOS Corp.*                                              10,200         215,934
   Immunomedics, Inc.*                                       5,500           9,405
   Incyte Genomics, Inc.*                                   14,900         106,535
   Inhibitex, Inc.*                                          1,700          12,886
   Inovio Biomedical Corp.*                                  1,800           5,598
   Integra LifeSciences Holdings*                            5,200         151,840
   InterMune, Inc.*                                          4,826          62,931
   Introgen Therapeutics, Inc.*                              5,300          34,132
   Isolagen, Inc.*                                           4,400          18,040
   Keryx Biopharmaceuticals, Inc.*                           5,400          71,280
   Kosan Biosciences, Inc.*                                  4,600          24,288
   Lexicon Genetics, Inc.*                                  10,100          49,894
   LifeCell Corp.*                                           4,700          74,307
   Lipid Sciences, Inc.*                                     4,200          20,496
   Martek Biosciences Corp.*                                 5,300         201,135
   Matritech, Inc.*                                          3,100           2,170
   Maxygen, Inc.*                                            5,530          37,936
   Medarex, Inc.*                                           18,800         156,604
   Myriad Genetics, Inc.*                                    5,500          86,075
   Nabi Biopharmaceuticals*                                 10,400         158,392
   Nanogen, Inc.*                                            8,100          31,104
   Neose Technologies, Inc.*                                 2,459           7,746
   Northfield Laboratories, Inc.*                            4,500          64,395
   Novavax, Inc.*                                            3,900           5,148
   Nuvelo, Inc.*                                             6,766          52,301
   Orchid Cellmark, Inc.*                                    4,200          45,402
   Oscient Pharmaceutical Corp.*                            12,100          32,065
   Progenics Pharmaceuticals, Inc.*                          2,400          50,064
   Protein Design Labs, Inc.*                                9,400         189,974
   Regeneration Technologies, Inc.*                          3,700          23,162
   Regeneron Pharmaceuticals, Inc.*                          9,700          81,383
   RegeneRx Biopharmaceuticals, Inc.*                        2,800           9,660
   Repligen Corp.*                                           2,700           5,859
   Sangamo BioSciences, Inc.*                                4,300   $      15,351
   Savient Pharmaceuticals, Inc.*                            5,800          25,578
   Seattle Genetics, Inc.*                                   7,555          40,495
   Sequenom, Inc.*                                           2,500           2,825
   Serologicals Corp.*                                       6,100         129,625
   Sirna Therapeutics, Inc.*                                 3,300           5,775
   Strategic Diagnostics, Inc.*                              3,050          10,461
   Tanox, Inc.*                                              7,500          87,900
   Techne Corp.*                                             1,700          78,047
   Telik, Inc.*                                              7,900         128,454
   The Medicines Co.*                                        8,400         196,476
   Third Wave Technologies, Inc.*                            5,100          20,043
   Titan Pharmaceuticals, Inc.*                              4,500           8,235
   Transkaryotic Therapies, Inc.*                            6,300         230,454
   Trimeris, Inc.*                                           2,897          28,912
   V. I. Technologies, Inc.*                                 3,400          18,360
   Vical, Inc.*                                              2,600          12,688
   Vicuron Phamaceuticals, Inc.*                            10,800         301,320
   Virologic, Inc.*                                         20,420          50,642
                                                                     -------------
                                                                         5,246,347
                                                                     -------------
HEALTH CARE - DRUGS -- 2.7%
   Able Laboratories, Inc.*                                  2,600           9,048
   Accelrys, Inc.                                            3,600          17,820
   Access Pharmaceuticals, Inc.*                             1,600           2,960
   Accredo Health, Inc.*                                     4,350         197,490
   Acusphere, Inc.*                                          2,200          10,494
   Adolor Corp.*                                             7,000          64,750
   Advancis Pharmaceutical Corp.*                            1,600           2,752
   ADVENTRX Pharmaceuticals, Inc.*                           8,600          19,780
   Alkermes, Inc.*                                          15,200         200,944
   Allos Therapeutics, Inc.*                                 2,700           5,886
   Alpharma, Inc. Class A                                    6,900          99,843
   Andrx Group*                                              3,200          64,992
   Anika Therapeutics, Inc.*                                 1,000          11,490
   AP Pharma, Inc.*                                          1,700           2,832
   Aphton Corp.*                                             3,400           2,516
   ARIAD Pharmaceuticals, Inc.*                              8,500          56,610
   Array BioPharma, Inc.*                                    6,900          43,470
   AVANIR Pharmaceuticals Class A*                          18,300          51,240
   AXM Pharma, Inc.*                                         1,300           1,846
   BioScrip, Inc.*                                           6,280          37,680
   Bradley Pharmaceuticals, Inc. Class A*                    2,300          24,725
   Caraco Pharmaceutical Laboratories Ltd.*                  4,500          38,610
   Cell Therapeutics, Inc.*                                  8,100          21,951
   Cellegy Pharmaceuticals, Inc.*                            2,400           3,936
   CollaGenex Pharmaceuticals, Inc.*                         2,600          19,786
   Connetics Corp.*                                          6,400         112,896
   Corixa Corp.*                                             7,201          31,540
   Cortex Pharmaceuticals, Inc.*                             4,900          11,515
   Critical Therapeutics, Inc.*                              2,700          18,954
   Cubist Pharmaceuticals, Inc.*                             8,500         111,945
   CV Therapeutics, Inc.*                                    6,200         139,004
   D & K Healthcare Resources, Inc.                          2,300          19,435
   Dendreon Corp.*                                           9,900          51,777
   DOV Pharmaceutical, Inc.*                                 3,200          59,712

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - DRUGS (CONTINUED)
   Durect Corp.*                                             8,300   $      42,247
   DUSA Pharmaceuticals, Inc.*                               2,900          26,970
   Dynavax Technologies Corp.*                                 900           4,311
   Elite Pharmaceuticals, Inc. Class A*                      3,900          12,012
   First Horizon Pharmaceutical Corp.*                       6,400         121,856
   Hi-Tech Pharmacal Co., Inc.*                                800          25,488
   Immtech International, Inc.*                              1,900          20,938
   ImmunoGen, Inc.*                                          7,312          42,336
   Impax Laboratories, Inc.*                                10,500         164,850
   Indevus Pharmaceuticals, Inc.*                            7,200          18,432
   Integrated Biopharma, Inc.*                               1,100           4,169
   Interpharm Holdings, Inc.*                                2,000           2,460
   IntraBiotics Pharmaceuticals, Inc.*                         700           2,450
   Isis Pharmaceuticals, Inc.*                               9,200          35,972
   Ista Pharmaceuticals, Inc.*                               4,300          35,776
   K-V Pharmaceutical Co. Class A*                           6,000         100,500
   K-V Pharmaceutical Co. Class B*                             700          11,753
   Kos Pharmaceuticals, Inc.*                                5,200         340,600
   Lannett Co., Inc.*                                        3,650          19,053
   Ligand Pharmaceuticals, Inc. Class B*                    13,300          92,435
   Maxim Pharmaceuticals, Inc.*                              3,300           4,323
   Medicis Pharmaceutical Corp. Class A                      1,600          50,768
   Memory Pharmaceuticals, Corp.*                            3,200           5,920
   Myogen, Inc.*                                             5,700          39,843
   NeoPharm, Inc.*                                           4,049          40,450
   Neurocrine Biosciences, Inc.*                             5,900         248,154
   Neurogen Corp.*                                           5,600          38,192
   NPS Pharmaceuticals, Inc.*                                6,600          74,910
   Omega Protein Corp.*                                      3,900          24,648
   Onyx Pharmaceuticals, Inc.*                               6,300         150,444
   OXiGENE, Inc.*                                            3,200          14,528
   Pain Therapeutics, Inc.*                                  7,000          47,250
   Par Pharmaceutical Cos., Inc.*                            5,800         184,498
   Penwest Pharmaceuticals Co.*                              3,700          43,734
   PetMed Express, Inc.*                                     2,500          19,275
   Pharmacopeia Drug Discovery, Inc.*                        1,800           7,254
   Pharmacyclics, Inc.*                                      3,400          25,534
   Pharmion Corp.*                                           5,400         125,334
   POZEN, Inc.*                                              4,900          40,180
   Priority Healthcare Corp. Class B*                        6,600         167,376
   QLT, Inc.*                                                2,126          22,153
   Renovis, Inc.*                                            4,000          61,080
   Rigel Pharmaceuticals, Inc.*                              2,950          58,764
   SciClone Pharmaceuticals, Inc.*                           7,600          34,124
   Spectrum Pharmaceuticals, Inc.*                           2,500          10,500
   Star Scientific, Inc.*                                   11,700          52,299
   Super-Gen, Inc.*                                          8,200          40,508
   The Quigley Corp.                                         2,100          18,236
   United Therapeutics Corp.*                                4,000         192,800
   Valeant Pharmaceuticals International                     7,500         132,225
   VaxGen, Inc.*                                             3,300          35,805
   Vertex Pharmaceuticals, Inc.*                            14,458         243,473
   ViroPharma, Inc.*                                         3,900          27,105
   VIVUS, Inc.*                                              7,100   $      26,164
   Zymogenetics, Inc.*                                       9,700         170,720
                                                                     -------------
                                                                         5,173,408
                                                                     -------------
HEALTH CARE - PRODUCTS -- 4.3%
   1-800 CONTACTS, Inc.*                                     1,500          29,055
   Abaxis, Inc.*                                             2,800          30,464
   Abgenix, Inc.*                                           16,000         137,280
   ABIOMED, Inc.*                                            3,700          31,635
   Advanced Medical Optics, Inc.*                            8,860         352,185
   Akorn, Inc.*                                              4,400          11,176
   Aksys Ltd.*                                               3,300           6,567
   Align Technology, Inc.*                                   9,700          71,489
   American Medical Systems Holdings, Inc.*                 11,200         231,280
   AMICAS, Inc.*                                             7,900          35,787
   Arrhythmia Research Technology, Inc.                        200           2,902
   Arrow International, Inc.                                 6,700         213,730
   ArthroCare Corp.*                                         3,400         118,796
   Aspect Medical Systems, Inc.*                             3,200          95,168
   ATS Medical, Inc.*                                        5,400          18,846
   AVI BioPharma, Inc.*                                      7,500          17,400
   Bentley Pharmaceuticals, Inc.*                            3,800          41,610
   BioLase Technology, Inc.                                  3,200          20,224
   Biosite Diagnostics, Inc.*                                2,900         159,471
   Bioveris Corp.*                                           1,800           7,866
   Bone Care International, Inc.*                            2,800          92,316
   Caliper Life Sciences, Inc.*                              4,991          27,950
   Candela Corp.*                                            2,700          28,215
   Cantel Medical Corp.*                                     1,950          31,902
   Cardiac Science, Inc.*                                    9,700          10,088
   CardioDynamics International Corp.*                       6,000           9,600
   CardioTech International, Inc.*                           1,600           2,864
   Cerus Corp.*                                              3,100          13,733
   Cholestech Corp.*                                         1,700          19,159
   Columbia Laboratories, Inc.*                              7,100          22,365
   Compex Technologies, Inc.*                                1,500           6,180
   CONMED, Corp.*                                            5,050         155,388
   Criticare Systems, Inc.*                                  1,000           5,130
   Cyberonics, Inc.*                                         3,700         160,543
   Cypress Bioscience, Inc.*                                 4,500          59,400
   Datascope Corp.                                           2,400          80,040
   DepoMed, Inc.*                                            6,800          29,716
   Diagnostic Products Corp.                                 4,100         194,053
   Digital Angel Corp.*                                      7,500          28,500
   DJ Orthopedics, Inc.*                                     3,800         104,234
   Encore Medical Corp.*                                     9,400          52,170
   Endocare, Inc.*                                           2,000           8,000
   Endologix, Inc.*                                          5,100          23,001
   Enpath Medical, Inc.*                                       400           2,180
   EPIX Medical, Inc.*                                       3,600          31,860
   Haemonetics Corp.*                                        5,100         207,264
   Hanger Orthopedic Group, Inc.*                            3,000          15,120
   HealthTronics, Inc.*                                      6,400          83,136
   Hollis-Eden Pharmaceuticals, Inc.*                        3,500          25,900
   Human Genome Sciences, Inc.*                             22,400         259,392
   I Trax, Inc.*                                             2,000           3,080

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - PRODUCTS (CONTINUED)
   I-Flow Corp.*                                             3,197   $      53,198
   ICU Medical, Inc.*                                        1,950          62,731
   Illumina, Inc.*                                           6,200          74,834
   Immucor, Inc.*                                            8,068         233,569
   Immunicon Corp.*                                          1,500           7,605
   Implant Sciences Corp.*                                     700           2,037
   Inspire Pharmaceuticals, Inc.*                            7,000          58,940
   Invacare Corp.                                            5,500         243,980
   IOMED, Inc.*                                                700           1,561
   IVAX Diagnostics, Inc.*                                   1,600           7,504
   Kensey Nash Corp.*                                        1,700          51,408
   Landauer, Inc.                                            1,300          67,483
   Laserscope*                                               3,600         149,184
   Lifecore Biomedical, Inc.*                                1,800          19,620
   Luminex Corp.*                                            5,000          49,200
   Matrixx Initiatives, Inc.*                                1,400          15,400
   Medical Action Industries, Inc.*                            900          16,065
   Memry Corp.*                                              1,700           3,451
   Mentor Corp.                                              5,900         244,732
   Meridian Bioscience, Inc.                                 2,000          37,900
   Merit Medical Systems, Inc.*                              4,444          68,482
   MGI Pharma, Inc.*                                         7,000         152,320
   Micro Therapeutics, Inc.*                                 7,753          30,857
   Microtek Medical Holdings, Inc.*                          6,900          25,323
   Milestone Scientific, Inc.*                                 500           1,305
   Misonix, Inc.*                                              600           3,630
   Nastech Pharmaceutical Co., Inc.*                         2,900          41,267
   Natus Medical, Inc.*                                      2,900          32,625
   NeighborCare, Inc.*                                       5,700         189,069
   Nektar Therapeutics*                                     10,900         183,556
   NMT Medical, Inc.                                         2,100          21,000
   North American Scientific, Inc.*                          2,600           5,434
   Noven Pharmaceuticals, Inc.*                              3,700          64,676
   Nutraceutical International Corp.*                        1,300          17,355
   NuVasive, Inc.*                                           4,100          68,142
   OraSure Technologies, Inc.*                               7,200          71,928
   OrthoLogic Corp.*                                         6,100          23,607
   Osteotech, Inc.*                                          3,100          11,408
   Palomar Medical Technologies, Inc.*                       2,400          57,408
   Perrigo Co.                                              16,000         223,040
   PhotoMedex, Inc.*                                         8,100          18,387
   PolyMedica Corp.                                          4,900         174,734
   Possis Medical, Inc.*                                     2,700          27,351
   PSS World Medical, Inc.*                                 11,000         136,950
   QuadraMed Corp.                                           2,300           4,002
   Quidel Corp.*                                             5,000          25,900
   Quinton Cardiology Systmems, Inc.*                        1,200           9,648
   ResMed, Inc.*                                             2,600         171,574
   Rita Medical Systems, Inc.*                               7,000          22,400
   Sonic Innovations, Inc.*                                  3,000          14,370
   SONUS Pharmaceuticals, Inc.*                              3,600          12,600
   SRI/Surgical Express, Inc.*                                 200           1,056
   STAAR Surgical Co.*                                       3,300          16,302
   Sybron Dental Specialties, Inc.*                          5,800         218,196
   Synovis Life Technologies, Inc.*                          1,300   $      10,374
   The Spectranetics Corp.*                                  4,400          29,612
   Theragenics Corp.*                                        5,100          16,422
   Thoratec Corp.*                                           8,402         128,887
   TriPath Imaging, Inc.*                                    6,100          52,216
   Urologix, Inc.*                                           2,600          11,258
   USANA Health Sciences, Inc.*                              3,400         143,820
   Vascular Solutions, Inc.*                                 2,500          29,050
   Ventana Medical Systems, Inc.*                            6,000         241,380
   Viasys Healthcare, Inc.*                                  4,600         103,914
   Vital Signs, Inc.                                         1,900          82,308
   West Pharmaceutical Services, Inc.                        5,500         154,275
   Wright Medical Group, Inc.*                               6,000         160,200
   Zila, Inc.*                                               6,000          17,160
   Zoll Medical Corp.*                                       1,300          33,085
                                                                     -------------
                                                                         8,185,675
                                                                     -------------
HEALTH CARE - SERVICES -- 3.3%
   Air Methods Corp.*                                        2,000          15,960
   Albany Molecular Research, Inc.*                          5,700          79,800
   Alliance Imaging, Inc.*                                   8,400          87,864
   Allied Healthcare International, Inc.*                    7,600          53,808
   Allscripts Heathcare Solutions, Inc.*                     7,000         116,270
   Amedisys, Inc.*                                           2,200          80,916
   America Service Group, Inc.*                              1,200          19,020
   American Healthways, Inc.*                                5,900         249,393
   American Retirement Corp.*                                5,600          81,872
   Amerigroup Corp.*                                         7,000         281,400
   AmSurg Corp.*                                             5,450         150,910
   Angelica Corp.                                            1,100          26,961
   Beverly Enterprises, Inc.*                               19,400         247,156
   Bio-Imaging Technologies, Inc.*                           2,000           6,240
   Bio-Reference Laboratories, Inc.*                         1,300          18,044
   Capital Senior Living Corp.*                              4,100          29,069
   Celera Genomics Group -- Applera
     Corp.*                                                 13,101         143,718
   Centene Corp.*                                            6,700         224,986
   Cerner Corp.*                                               200          13,594
   Curative Health Services, Inc.*                           1,300           2,964
   Discovery Partners International*                         5,000          14,300
   Dynacq Healthcare, Inc.*                                  1,300           6,851
   Five Star Quality Care, Inc.*                             2,100          15,330
   Genesis HealthCare Corp.*                                 3,100         143,468
   Gentiva Health Services, Inc.*                            4,000          71,440
   HMS Holdings Corp.*                                       3,800          25,308
   Hooper Holmes, Inc.                                      11,000          45,650
   IDX Systems Corp.*                                        5,500         165,770
   IMPATH, Inc.*                                             1,700           7,412
   Kendle International, Inc.*                               2,300          34,845
   Kindred Healthcare, Inc.*                                 6,600         261,426
   LabOne, Inc.*                                             2,600         103,506
   LCA-Vision, Inc.                                          3,000         145,380
   LifePoint Hospitals, Inc.*                                2,085         105,334
   Magellan Health Services, Inc.*                           5,300         187,143
   Matria Healthcare, Inc.*                                  3,293         106,133
   MedCath Corp.*                                            2,500          69,475
   Medical Staffing Network Holdings, Inc.*                  5,100          25,245

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE - SERVICES (CONTINUED)
   MedQuist, Inc.*                                           4,200   $      55,860
   Metropolitan Health Networks, Inc.*                       7,800          19,968
   Molina Healthcare, Inc.*                                  4,700         208,022
   National Medical Health Card Systems,
     Inc.*                                                     907          21,822
   NDCHealth Corp.                                           6,100         109,617
   NovaMed Eyecare, Inc.*                                    3,600          21,852
   OCA, Inc.*                                                8,100          15,228
   Odyssey Healthcare, Inc.*                                 5,850          84,357
   Option Care, Inc.                                         4,875          68,738
   PainCare Holdings, Inc.*                                  8,200          35,506
   PAREXEL International Corp.*                              4,200          83,370
   Pediatric Services of America, Inc.*                        500           6,045
   Pediatrix Medical Group, Inc.*                            2,800         205,912
   Psychiatric Solutions, Inc.*                              3,400         165,614
   Quality Systems, Inc.                                     2,000          94,760
   Radiation Therapy Services, Inc.*                         3,000          79,650
   Radiologix, Inc.*                                         3,500          14,875
   RehabCare Group, Inc.*                                    2,500          66,825
   Res-Care, Inc.*                                           2,400          32,544
   SFBC International, Inc.*                                 2,350          90,781
   Sierra Health Services, Inc.*                             3,800         271,548
   Specialty Laboratories, Inc.*                             4,200          35,322
   STERIS Corp.                                              1,300          33,501
   Sun Healthcare Group, Inc.*                               2,500          16,000
   Sunrise Assisted Living, Inc.*                            3,300         178,134
   Symbion, Inc.*                                            2,700          64,395
   The TriZetto Group, Inc.*                                 7,000          98,070
   U.S. Physical Therapy, Inc.*                              1,800          34,524
   United Surgical Partners International,
     Inc.*                                                   5,100         265,608
   VCA Antech, Inc.*                                        10,600         257,050
   VistaCare, Inc. ClassA*                                   2,600          48,022
                                                                     -------------
                                                                         6,247,481
                                                                     -------------
HOUSEHOLD PRODUCTS -- 0.4%
   American Woodmark Corp.                                   2,700          81,027
   Applica, Inc.*                                            2,800           9,044
   Bassett Furniture Industries, Inc.                        1,500          28,290
   Church & Dwight Co., Inc.                                 2,400          86,880
   Craftmade International, Inc.                               400           6,480
   Enesco Group, Inc.*                                       1,500           4,485
   Ethan Allen Interiors, Inc.                               6,400         214,464
   Furniture Brands International, Inc.                     10,100         218,261
   Kimball International, Inc. Class B                       3,800          50,160
   Libbey, Inc.                                              1,800          28,458
   Lifetime Hoan Corp.                                       1,200          23,436
   Oneida Ltd.*                                              1,500           3,750
   Quaker Fabric Corp.                                       2,400           9,816
   Restoration Hardware, Inc.*                               5,300          43,354
   Salton, Inc.*                                             1,900           2,166
                                                                     -------------
                                                                           810,071
                                                                     -------------
INSTRUMENTS - SCIENTIFIC -- 0.6%
   Advanced Neuromodulation Systems,
     Inc.*                                                   3,400   $     134,912
   Bruker BioSciences Corp.*                                17,038          67,982
   Cepheid, Inc.*                                            6,300          46,242
   FEI Co.*                                                  5,700         130,017
   Intuitive Surgical, Inc.*                                 5,700         265,848
   IRIS International, Inc.*                                 2,600          46,280
   Kyphon, Inc.*                                             7,400         257,446
   Metrologic Instruments, Inc.*                             3,200          40,128
   Microvision, Inc.*                                        1,800           9,180
   Neogen Corp.*                                             1,200          17,160
   SurModics, Inc.*                                          2,600         112,762
   Therma-Wave, Inc.*                                        3,900           9,360
   Vital Images, Inc.*                                       2,000          35,900
   X-Rite, Inc.                                              3,800          43,738
                                                                     -------------
                                                                         1,216,955
                                                                     -------------
INSURANCE -- 2.5%
   21St Century Insurance Group                             15,400         228,536
   Alfa Corp.                                               13,595         200,118
   Allmerica Financial Corp.*                                5,000         185,450
   American Physicians Capital, Inc.*                        1,300          48,295
   AmerUs Group Co.                                          1,600          76,880
   Argonaut Group, Inc.*                                     4,400         101,596
   Baldwin & Lyons, Inc. Class B                             1,300          31,330
   Bristol West Holdings, Inc.                               5,400          98,820
   Ceres Group, Inc.*                                        5,700          34,656
   Citizens, Inc. Class A                                    7,158          43,664
   CNA Surety Corp.*                                         6,900         102,465
   Crawford & Co. Class A                                      800           5,336
   Crawford & Co. Class B                                    1,300           9,646
   Delphi Financial Group, Inc. Class A                      4,750         209,713
   Donegal Group, Inc. Cl A                                  1,466          29,261
   FBL Financial Group, Inc. Class A                         4,500         124,245
   Financial Industries Corp.*                                 900           7,200
   First Acceptance Corp.*                                   7,300          69,058
   FPIC Insurance Group, Inc.*                               1,400          41,062
   Harleysville Group, Inc.                                  4,800         100,272
   HealthExtras, Inc.*                                       6,500         130,455
   Hilb, Rogal & Hamilton Co.                                5,700         196,080
   Horace Mann Educators Corp.                               7,300         137,386
   Infinity Property & Casualty Corp.                        3,200         111,616
   LandAmerica Financial Group, Inc.                         2,800         166,236
   Meadowbrook Insurance Group, Inc.*                        5,200          27,248
   Ohio Casualty Corp.                                       6,300         152,334
   Penn Treaty American Corp.*                               8,200          19,188
   Philadelphia Consolidated Holding Corp.*                  2,900         245,804
   PMA Capital Corp. Class A                                 5,100          45,033
   Presidential Life Corp.                                   4,400          75,284
   ProAssurance Corp.*                                       5,300         221,328
   ProCentury Corp.                                          1,300          13,039
   RLI Corp.                                                 4,600         205,160
   RTW, Inc.*                                                  250           2,490
   Selective Insurance Group, Inc.                           4,400         218,020
   State Auto Financial Corp.                                6,400         198,656
   Stewart Information Services Corp.                        2,900         121,800

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
   The Commerce Group, Inc.                                  1,400   $      86,954
   The Navigators Group, Inc.*                               1,700          58,769
   The Phoenix Companies, Inc.                              16,700         198,730
   Triad Guaranty, Inc.*                                     2,200         110,858
   United America Indemnity Ltd.*                            1,396          23,997
   Universal American Financial Corp.*                       9,300         210,366
   Vesta Insurance Group, Inc.                               5,800          15,080
   Zenith National Insurance Corp.                             500          33,930
                                                                     -------------
                                                                         4,773,444
                                                                     -------------
INTERNET SERVICES -- 2.8%
   1-800-FLOWERS.COM, Inc. Class A*                          4,700          33,088
   3Com Corp.*                                              12,000          43,680
   Access Integrated Technologies, Inc.
     Class A                                                 1,600          14,464
   Alloy Online, Inc.*                                       4,300          22,102
   Answerthink, Inc.*                                        8,100          28,755
   Ariba, Inc.*                                             10,750          62,350
   Ask Jeeves, Inc.*                                         6,100         184,159
   Autobytel, Inc.*                                          6,300          30,429
   Blue Coat Systems, Inc.*                                  1,400          41,832
   BroadVision, Inc.*                                        3,000           3,660
   CACI International, Inc. Class A*                         4,400         277,904
   CMGI, Inc.                                                9,100          17,199
   CNET Networks, Inc.*                                     20,100         235,974
   Cogent Communications Group, Inc.*                        3,900          25,896
   Corillian Corp.*                                          5,900          18,290
   CyberSource Corp.*                                        5,600          40,936
   Digital River, Inc.*                                      6,100         193,675
   DoubleClick, Inc.*                                       22,600         189,614
   Drugstore.com, Inc.*                                     14,700          61,299
   E. piphany, Inc.*                                        14,600          50,808
   Earthlink, Inc.*                                         23,700         205,242
   eCollege.Com*                                             3,700          44,030
   Entrust Technologies, Inc.*                              10,500          50,295
   Equinix, Inc.*                                            3,300         143,022
   F5 Networks, Inc.*                                        5,500         259,792
   GoRemote Internet Communications, Inc.*                   1,900           2,983
   GSI Commerce, Inc.*                                       6,200         103,850
   Harris Interactive, Inc.*                                11,700          56,979
   Hollywood Media Corp.*                                    5,100          22,134
   iGATE Capital Corp.*                                      8,440          30,215
   Interland, Inc.*                                          2,600           5,070
   Intermix Media, Inc.*                                     4,500          37,665
   iVillage, Inc.*                                          11,500          68,770
   j2 Global Communications, Inc.*                           4,200         144,648
   Jupitermedia Corp.*                                       5,500          94,215
   Lionbridge Technologies, Inc.*                            6,700          45,426
   MIVA, Inc.*                                               5,400          25,056
   Neoforma, Inc.*                                           3,326          22,451
   Net2Phone, Inc.*                                          7,600          13,756
   Netflix, Inc.*                                            8,300         136,203
   NetRatings, Inc.*                                         5,900          80,240
   Network Engines, Inc.*                                    3,400           6,086
   NIC, Inc.*                                               10,200   $      47,124
   Overstock.com, Inc.*                                      3,500         124,600
   PC-Tel, Inc.*                                             3,500          27,405
   Perficient, Inc.*                                         3,600          25,596
   Priceline.com, Inc.*                                      7,000         163,310
   Provide Commerce*                                         2,000          43,180
   Quovadx, Inc.*                                            2,000           5,520
   Real Networks, Inc.*                                     30,600         152,082
   Redback Networks, Inc.*                                   9,000          57,420
   Register.com, Inc.*                                       4,400          33,000
   RSA Security, Inc.*                                      12,100         138,908
   S1 Corp.*                                                11,900          56,049
   SafeNet, Inc.*                                            3,872         131,880
   SeeBeyond Technology Corp.*                              13,700          57,266
   Selectica, Inc.*                                          3,600          11,052
   SonicWALL, Inc.*                                         12,200          65,758
   Stamps.com, Inc.*                                         3,650          68,438
   Stellent, Inc.*                                           4,600          34,500
   TheStreet.com, Inc.*                                      3,500          12,390
   Travelzoo, Inc.*                                          2,100          68,943
   Tumbleweed Communications Corp.*                          8,200          21,320
   United Online, Inc.                                      10,250         111,315
   ValueClick, Inc.*                                        13,800         170,154
   Varsity Group, Inc.*                                      2,000          10,120
   Vignette, Corp.*                                          1,610          18,113
   WatchGuard Technologies, Inc.*                            5,700          22,344
   WebEx Communications, Inc.*                               8,000         211,280
   webMethods, Inc.*                                         8,200          45,920
   Websense, Inc.*                                           4,200         201,810
   WebSideStory, Inc.*                                         800          11,728
   ZixIt Corp.*                                              4,400          13,772
                                                                     -------------
                                                                         5,336,539
                                                                     -------------
LEISURE -- 1.8%
   Alliance Gaming Corp.*                                    8,700         121,974
   Ambassadors Group, Inc.                                   1,000          37,190
   Ameristar Casinos, Inc.                                   9,200         240,028
   Argosy Gaming Co.*                                        4,700         219,067
   Atari, Inc.*                                             20,600          57,268
   Aztar Corp.*                                              6,300         215,775
   Bally Total Fitness Holding Corp.*                        6,500          21,060
   Bluegreen Corp.*                                          5,500          95,755
   Carmike Cinemas, Inc.                                     1,800          55,224
   Choice Hotels International, Inc.                         4,100         269,370
   Churchill Downs, Inc.                                     1,000          42,490
   Dover Downs Gaming & Entertainment,
     Inc.                                                      700           9,282
   Dover Motorsports, Inc.                                   2,500          15,000
   GameTech International, Inc.                                400           1,100
   Gaming Partners International Corp.*                      1,300          24,700
   Gaylord Entertainment Co.*                                4,322         200,930
   Interstate Hotels & Resorts, Inc.*                        2,700          13,257
   Isle of Capri Casinos, Inc.*                              5,300         138,860
   Jameson Inns, Inc.*                                       9,100          21,021
   K2, Inc.*                                                 7,900         100,172
   Lakes Entertainment, Inc.*                                3,600          55,440
   Magna Entertainment Corp. Class A*                        2,000          11,280

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE (CONTINUED)
   Mikohn Gaming Corp.*                                      3,900   $      57,427
   MTR Gaming Group, Inc.*                                   5,200          60,528
   Multimedia Games, Inc.*                                   5,200          57,252
   Nevada Gold & Casinos, Inc.*                              2,000          21,700
   Pinnacle Entertainment, Inc.*                             7,000         136,920
   Scientific Games Corp. Class A*                           9,500         255,835
   Shuffle Master, Inc.*                                     6,262         175,524
   Six Flags, Inc.*                                         16,800          78,120
   Speedway Motorsports, Inc.                                3,400         124,304
   Sunterra Corp.*                                           3,100          50,251
   The Marcus Corp.                                          3,500          74,270
   Topps Co., Inc.                                           7,300          73,219
   Vail Resorts, Inc.*                                       6,000         168,600
   WMS Industries, Inc.*                                     5,500         185,625
                                                                     -------------
                                                                         3,485,818
                                                                     -------------
MACHINERY -- 2.3%
   A.O. Smith Corp.                                          3,400          90,814
   Alamo Group, Inc.                                         1,000          18,670
   Albany International Corp. Class A                        5,300         170,183
   Applied Industrial Technologies, Inc.                     5,050         163,064
   Astec Industries, Inc.*                                   3,000          69,570
   Baldor Electric Co.                                       5,900         143,488
   BEI Technologies, Inc.                                    2,100          56,028
   CARBO Ceramics, Inc.                                      2,700         213,192
   Cascade Corp.                                             1,700          73,525
   Columbus McKinnon Corp.*                                  2,800          30,674
   Dril-Quip, Inc.*                                          2,400          69,624
   Flow International Corp.*                                 5,400          34,506
   Flowserve Corp.*                                          7,700         233,002
   FSI International, Inc.*                                  4,800          17,856
   Gardner Denver, Inc.*                                     4,800         168,384
   Gehl Co.*                                                   800          31,152
   Gerber Scientific, Inc.*                                  4,000          27,840
   Global Power Equipment Group, Inc.*                       8,000          63,600
   Graco, Inc.                                               2,775          94,544
   Gulf Islands Fabrication, Inc.                            1,600          31,808
   IDEX Corp.                                                3,900         150,579
   Intevac, Inc.*                                            2,883          30,185
   JLG Industries, Inc.                                      8,000         219,840
   Kadant, Inc.*                                             1,800          39,474
   Kennametal, Inc.                                          1,200          55,020
   Kulicke and Soffa Industries, Inc.*                       8,300          65,653
   Lindsay Manufacturing Co.                                 1,500          35,370
   Lone Star Technologies, Inc.*                             5,200         236,600
   Lufkin Industries, Inc.                                   1,400          50,372
   Milacron, Inc.*                                           7,986          15,094
   Powell Industries, Inc.*                                  1,200          22,644
   Presstek, Inc.*                                           5,200          58,864
   Regal-Beloit Corp.                                        4,900         142,884
   Robbins & Myers, Inc.                                     2,200          47,322
   Rofin-Sinar Technologies, Inc.*                           2,600          85,280
   SatCon Technology Corp.*                                  1,500           2,235
   Sauer, Inc.                                               2,700          47,979
   Semitool, Inc.*                                           5,200   $      49,608
   Stewart & Stevenson Services, Inc.                        4,600         104,236
   Tecumseh Products Co. Class A                             2,100          57,624
   Tennant Co.                                               1,200          42,492
   Terex Corp.*                                              4,400         173,360
   The Manitowoc Co., Inc.                                   5,000         205,100
   The Middleby Corp.                                        1,500          79,290
   Thomas Industries, Inc.                                   2,800         111,888
   TurboChef Technologies, Inc.*                             1,600          28,672
   Universal Compression Holdings, Inc.*                     5,700         206,568
   Woodward Governor Co.                                     1,800         151,254
                                                                     -------------
                                                                         4,317,011
                                                                     -------------
MANUFACTURING -- 1.5%
   Applied Films Corp.*                                      1,900          48,640
   AptarGroup, Inc.                                          1,800          91,440
   Briggs & Stratton Corp.                                   5,200         180,024
   Charles & Colvard Ltd.                                    2,310          56,711
   CLARCOR, Inc.                                             7,600         222,300
   Cognex Corp.                                              8,800         230,472
   Cycle Country Accessories Corp.*                            500           1,880
   EFJ, Inc.*                                                2,600          17,550
   Encore Wire Corp.*                                        3,300          38,247
   Fedders Corp.                                             6,600          14,520
   Foamex International, Inc.*                               2,900           3,886
   Hologic, Inc.*                                            3,500         139,125
   Jacuzzi Brands, Inc.*                                    13,000         139,490
   JAKKS Pacific, Inc.*                                      4,200          80,682
   Lennox International, Inc.                                9,600         203,232
   Mykrolis Corp.*                                           6,600          93,786
   Nanophase Technologies Corp.*                             2,100          12,726
   Nordson Corp.                                             5,800         198,824
   Quanex Corp.                                              3,750         198,787
   Quixote Corp.                                               900          17,649
   Smith & Wesson Holding Corp.*                             5,400          21,708
   SonoSite, Inc.*                                           2,200          68,288
   Steinway Musical Instruments, Inc.*                         900          26,424
   Superior Essex, Inc.                                      2,284          40,450
   The Brink's Co.                                           6,000         216,000
   TTM Technologies, Inc.*                                   7,400          56,314
   Varian, Inc.*                                             6,300         238,077
   Wabtec Corp.                                              8,300         178,284
                                                                     -------------
                                                                         2,835,516
                                                                     -------------
METALS & MINING -- 1.4%
   Aleris International, Inc.*                               5,811         131,038
   AMCOL International Corp.                                 4,700          88,313
   Brush Engineered Materials, Inc.*                         2,800          39,928
   Century Aluminum Co.*                                     5,400         110,160
   CIRCOR International, Inc.                                2,300          56,741
   Cleveland-Cliffs, Inc.                                    3,600         207,936
   Coeur d'Alene Mines Corp.*                               42,900         155,727
   Commercial Metals Co.                                     8,200         195,324
   Compass Minerals International, Inc.                      4,400         102,960
   Generale Cable Corp.*                                     7,500         111,225
   Gibraltar Industries, Inc.                                5,000          92,700
   Hecla Mining Co.*                                        21,300          97,128

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METALS & MINING (CONTINUED)
   Intermet Corp.                                              100   $           5
   Kaydon Corp.                                              5,100         142,035
   Liquidmetal Technologies, Inc.*                             500             965
   Metal Management, Inc.                                    4,300          83,205
   Metals USA, Inc.*                                         3,000          57,060
   Mines Management, Inc.*                                   1,000           5,600
   MSC Industrial Direct Co., Inc. Class A                   2,000          67,500
   Mueller Industries, Inc.                                  6,600         178,860
   NN, Inc.                                                  2,700          34,236
   Royal Gold, Inc.                                          3,100          62,372
   RTI International Metals, Inc.*                           3,200         100,512
   Stillwater Mining Co.*                                   14,500         107,590
   Titanium Metals Corp.*                                    2,600         147,654
   USEC, Inc.                                               14,400         210,816
   Westmoreland Coal Co.                                     1,000          20,580
   Wolverine Tube, Inc.*                                     2,500          14,675
                                                                     -------------
                                                                         2,622,845
                                                                     -------------
MULTIMEDIA -- 0.4%
   Blockbuster, Inc. Class A                                 6,600          60,192
   Emmis Communications Corp. Class A*                       8,900         157,263
   Image Entertainment, Inc.*                                3,800          10,678
   LodgeNet Entertainment Corp.*                             3,100          51,429
   Macrovision Corp.*                                        8,500         191,590
   Martha Stewart Living Omnimedia, Inc.
     Class A*                                                3,500         102,130
   Media General, Inc. Class A                                 400          25,904
   Pegasus Communications Corp.*                             1,000           3,900
   The Liberty Corp.                                         3,100         114,111
   Young Broadcasting, Inc. Class A*                         2,300           9,545
                                                                     -------------
                                                                           726,742
                                                                     -------------
OFFICE EQUIPMENT -- 0.2%
   Global Imaging Systems, Inc.*                             4,200         133,812
   IKON Office Solutions, Inc.                              23,000         218,730
   Marlin Business Services, Inc.*                           1,600          32,160
                                                                     -------------
                                                                           384,702
                                                                     -------------
OFFICE FURNISHINGS & SUPPLIES -- 0.2%
   Aaron Rents, Inc.                                         7,400         184,186
   Ennis Business Forms, Inc.                                4,800          86,976
   Interface, Inc.*                                          7,577          60,995
   Standard Register Co.                                     3,600          56,916
                                                                     -------------
                                                                           389,073
                                                                     -------------
OIL & GAS -- 5.2%
   Abraxas Petroleum Corp.*                                  6,400          17,664
   Allis-Chalmers Energy, Inc.*                                900           5,085
   Aquila, Inc.*                                            43,500         157,035
   Atlas America, Inc.*                                      1,600          59,504
   Atmos Energy Corp.                                        5,700         164,160
   ATP Oil & Gas Corp.*                                      4,900         114,660
   Atwood Oceanics, Inc.*                                    2,600         160,056
   Berry Petroleum Co. Class A                               3,800         200,944
   Brigham Exploration Co.*                                  7,600          69,388
   Cabot Oil & Gas Corp. Class A                             6,300   $     218,610
   Cal Dive International, Inc.*                             5,700         298,509
   Callon Petroleum Co.*                                     3,200          47,296
   Carrizo Oil & Gas, Inc.*                                  3,400          58,004
   Cheniere Energy, Inc.*                                    6,400         199,040
   Cimarex Energy Co.*                                       6,504         253,059
   Clayton Williams Energy, Inc.*                              900          26,991
   Comstock Resources, Inc.*                                 7,700         194,733
   Contango Oil & Gas Co.*                                   1,500          13,800
   Delta Natural Gas, Inc.                                     200           5,172
   Delta Petroleum Corp.*                                    7,800         110,136
   Denbury Resources, Inc.*                                  7,100         282,367
   Edge Petroleum Corp.*                                     3,100          48,422
   Encore Aquisition Co.*                                    5,900         241,900
   Endeavor International Corp.*                            11,900          43,197
   Energy Partners Ltd.*                                     5,600         146,776
   Energy West, Inc.*                                          200           1,810
   EnergySouth, Inc.                                           900          24,939
   ENGlobal Corp.*                                           3,300          12,408
   Frontier Oil Corp.                                        9,200         270,020
   Gasco Energy, Inc.*                                      11,400          42,180
   Giant Industries, Inc.*                                   1,600          57,600
   Goodrich Petroleum Corp.*                                 3,100          63,798
   Grey Wolf, Inc.*                                         34,000         251,940
   Hanover Compressor Co.*                                  16,500         189,915
   Harvest Natural Resources, Inc.*                          5,800          63,394
   Helmerich & Payne, Inc.                                   4,600         215,832
   Holly Corp.                                               5,400         252,018
   Horizon Offshore, Inc.*                                   1,600             544
   Houston Exploration Co.*                                  2,700         143,235
   Hydril Co.*                                               3,100         168,485
   Infinity, Inc.*                                           2,300          19,504
   KCS Energy, Inc.*                                         8,300         144,171
   Key Energy Services, Inc.*                               14,400         174,240
   Matrix Service Co.*                                       2,600          11,908
   McMoRan Exploration Co.*                                  3,500          68,285
   Mission Resources Corp.*                                  5,300          42,771
   Mitcham Industries, Inc.*                                   800           6,883
   NATCO Group, Inc. Class A*                                2,200          29,282
   Natural Gas Services Group*                               1,000          11,700
   New Jersey Resources Corp.                                4,250         205,063
   Newpark Resources, Inc.*                                 15,100         113,250
   Oceaneering International, Inc.*                          4,300         166,195
   Oil States International, Inc.*                           8,900         224,013
   OMNI Energy Services Corp.*                                 800           1,720
   Parallel Petroleum Corp.*                                 4,400          38,940
   Parker Drilling Co.*                                     16,300         114,263
   Penn Virginia Corp.                                       3,100         138,477
   Petrohawk Energy Corp.*                                   6,789          73,321
   Petroleum Development Corp.*                              2,800          89,180
   Piedmont Natural Gas Co., Inc.                            2,600          62,452
   Range Resources Corp.                                    11,100         298,590
   Remington Oil & Gas Corp.*                                4,700         167,790
   RGC Resources, Inc.                                         200           5,250
   RPC, Inc.                                                 6,900         116,748
   SEACOR SMIT, Inc.*                                        2,600         167,180

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
   SEMCO Energy, Inc.                                        4,500   $      26,955
   Spinnaker Exploration Co.*                                5,400         191,646
   St. Mary Land & Exploration Co.                          16,200         469,476
   Stone Energy Corp.*                                       4,537         221,859
   Superior Energy Services, Inc.*                          13,100         233,180
   Swift Energy Co.*                                         4,800         171,936
   Tel Offshore Trust                                          185           1,845
   Teton Petroleum Co.*                                      1,500           6,375
   The Meridian Resource Corp.*                             13,900          66,442
   TransMontaigne, Inc.*                                     6,700          70,350
   Tri-Valley Corp.*                                         3,600          50,148
   Unit Corp.*                                               4,800         211,248
   VAALCO Energy, Inc.*                                      9,000          31,140
   Vintage Petroleum, Inc.                                   9,700         295,559
   W-H Energy Services, Inc.*                                4,700         117,171
   Whiting Petroleum Corp.*                                  4,800         174,288
                                                                     -------------
                                                                         9,725,420
                                                                     -------------
PAPER & RELATED PRODUCTS -- 0.2%
   American Greetings Corp. Class A                          3,600          95,400
   Potlatch Corp.                                            4,400         230,252
                                                                     -------------
                                                                           325,652
                                                                     -------------
PERSONAL CARE -- 0.4%
   Chattem, Inc.*                                            3,400         140,760
   Elizabeth Arden, Inc.*                                    5,100         119,289
   Nature's Sunshine Products, Inc.                          1,700          29,648
   Nu Skin Enterprises, Inc. Class A                         9,000         209,700
   Revlon, Inc. Class A                                     61,000         187,270
                                                                     -------------
                                                                           686,667
                                                                     -------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
   American Science & Engineering, Inc.*                       800          35,488
   Concord Camera Corp.*                                     2,700           3,375
   Lexar Media, Inc.*                                       14,100          69,231
                                                                     -------------
                                                                           108,094
                                                                     -------------
PUBLISHING -- 0.5%
   Cadmus Communications Corp.                               1,000          18,000
   Hollinger International, Inc. Class A                    12,900         129,129
   Journal Register Co.*                                     7,600         133,076
   Playboy Enterprises, Inc. Class B*                        4,200          54,348
   PRIMEDIA, Inc.*                                          46,900         189,945
   ProQuest Co.*                                             5,100         167,229
   Scholastic Corp.*                                         5,600         215,880
   Thomas Nelson, Inc.                                       1,800          39,168
                                                                     -------------
                                                                           946,775
                                                                     -------------
REAL ESTATE -- 0.4%
   Avatar Holdings, Inc.*                                      500          25,135
   Corrections Corp. of America*                             5,700         223,725
   HomeStore.com, Inc.*                                     22,000          44,660
   Jones Lang LaSalle, Inc.*                                 5,500         243,265
   Lodgian, Inc.*                                            3,400          34,918
   Trammell Crow Co.*                                        6,100         147,864
                                                                     -------------
                                                                           719,567
                                                                     -------------
RESTAURANTS -- 1.5%
   AFC Enterprises, Inc.                                     2,800   $      36,904
   Applebee's International, Inc.                            2,475          65,563
   BJ's Restaurants, Inc.*                                   3,800          77,292
   Bob Evans Farms, Inc.                                     6,400         149,248
   Buca, Inc.*                                               3,200          16,704
   California Pizza Kitchen, Inc.*                           2,900          79,083
   CBRL Group, Inc.                                          1,200          46,632
   CEC Entertainment, Inc.*                                  5,650         237,808
   Champps Entertainment, Inc.*                              2,200          16,500
   Checkers Drive-In Restaurants, Inc.*                      1,200          16,344
   CKE Restaurants, Inc.                                     9,900         137,808
   Dave & Buster's, Inc.*                                    1,400          25,816
   Famous Dave's of America, Inc.*                           1,145          11,301
   Fox & Hound Restaurant Group*                               900          10,755
   IHOP Corp.                                                3,200         138,848
   Jack in the Box, Inc.*                                    5,800         219,936
   Krispy Kreme Doughnuts, Inc.*                            10,500          73,080
   Landry's Seafood Restaurants, Inc.                        4,400         132,396
   Lone Star Steakhouse & Saloon, Inc.                       3,300         100,353
   Luby's, Inc.*                                             4,100          48,995
   Main Street Restaurant Group, Inc.*                       2,300           8,257
   O' Charley's, Inc.*                                       4,200          74,172
   P.F. Chang's China Bistro, Inc.*                          4,100         241,818
   Papa John's International, Inc.*                          2,800         111,916
   RARE Hospitality International, Inc.*                     6,109         186,141
   Red Robin Gourmet Burgers, Inc.*                          2,300         142,554
   Rubio's Restaurants, Inc.*                                  800           8,360
   Ruby Tuesday, Inc.                                        1,200          31,080
   Ryan's Restaurant Group, Inc.*                            6,600          92,466
   Sonic Corp.*                                              7,650         233,555
   The Steak n Shake Co.*                                    4,100          76,342
   Worldwide Restaurant Concepts, Inc.*                      2,500          16,275
                                                                     -------------
                                                                         2,864,302
                                                                     -------------
RETAIL - FOOD -- 0.4%
   Calavo Growers, Inc.                                      1,000          10,500
   Ingles Markets, Inc.                                      1,400          19,278
   Pathmark Stores, Inc.*                                    4,800          42,048
   Ruddick Corp.                                             8,500         217,005
   Smart & Final, Inc.*                                      4,500          55,125
   The Great Atlantic & Pacific Tea Co., Inc.*               6,600         191,796
   Weis Markets, Inc.                                        4,200         162,918
   Wild Oats Markets, Inc.*                                  4,200          48,090
                                                                     -------------
                                                                           746,760
                                                                     -------------
RETAIL - GENERAL -- 1.0%
   99 Cents Only Stores*                                    12,500         158,875
   Bebe stores, Inc.                                        14,075         372,565
   Big Lots, Inc.*                                          21,600         285,984
   Casey's General Stores, Inc.                              8,974         177,865
   Electronics Boutique Holdings Corp.*                      4,300         273,007
   Fred's, Inc.                                              6,687         110,870
   Kirklands, Inc.*                                          1,100          10,274
   Longs Drug Stores Corp.                                   6,000         258,300
   PriceSmart, Inc.*                                         3,950          33,417
   RedEnvelope, Inc.*                                        1,100          11,858

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

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL - GENERAL (CONTINUED)
   ShopKo Stores, Inc.*                                      4,400   $     106,964
   The Pantry, Inc.*                                         3,000         116,190
                                                                     -------------
                                                                         1,916,169
                                                                     -------------
RETAIL - SPECIALTY -- 4.7%
   A.C. Moore Arts & Crafts, Inc.*                           3,000          94,830
   Action Performance Cos., Inc.                             3,200          28,224
   Aeropostale, Inc.*                                        7,350         246,960
   America's Car-Mart, Inc.*                                 1,350          30,389
   AMS Health Sciences, Inc.*                                  500           1,025
   AnnTaylor Stores Corp.*                                   4,275         103,797
   Blair Corp.                                               1,000          39,500
   Books-A-Million, Inc.                                     2,300          23,115
   Brookstone, Inc.*                                         2,950          55,696
   Burlington Coat Factory Warehouse Corp.                   8,300         353,912
   Cache, Inc.*                                              2,800          46,536
   Callaway Golf Co.                                        14,500         223,735
   Casual Male Retail Group, Inc.*                           5,100          37,281
   Charlotte Russe Holding, Inc.*                            3,400          42,364
   Children's Place Retail Stores, Inc.*                     4,800         224,016
   Christopher & Banks Corp.                                 6,437         117,540
   Claire's Stores, Inc.                                     6,600         158,730
   Coldwater Creek, Inc.*                                    9,768         243,321
   Collegiate Pacific, Inc.                                  1,800          18,540
   Conn's, Inc.*                                             3,300          80,751
   Copart, Inc.*                                             8,050         191,590
   Cost Plus, Inc.*                                          3,697          92,203
   Deb Shops, Inc.                                           1,900          55,043
   Design Within Reach, Inc.*                                2,300          41,630
   eCOST.com, Inc.*                                          1,448           5,922
   Finlay Enterprises, Inc.*                                 1,200          14,988
   First Cash Financial Services, Inc.*                      2,250          48,082
   Footstar, Inc.*                                           1,400           7,028
   Friedman's, Inc. Class A                                  1,600           1,624
   GameStop Corp.*                                           3,100         101,401
   Gander Mountain Co.*                                      1,300          14,820
   Genesco, Inc.*                                            3,500         129,815
   Goody's Family Clothing, Inc.                             5,600          41,300
   Greg Manning Auctions, Inc.*                              3,800          45,410
   Group 1 Automotive, Inc.*                                 3,700          88,948
   GTSI Corp.*                                               2,500          20,625
   Guitar Center, Inc.*                                      4,400         256,828
   Hancock Fabrics, Inc.                                     2,500          16,600
   Haverty Furniture Cos., Inc.                              2,200          32,516
   Hibbett Sporting Goods, Inc.*                             3,900         147,576
   Hot Topic, Inc.*                                          8,175         156,306
   J. Jill Group, Inc.*                                      2,750          37,813
   Jo-Ann Stores, Inc.*                                      3,900         102,921
   Jos. A. Bank Clothiers, Inc.*                             1,900          82,270
   K-Swiss, Inc. Class A                                     4,700         151,998
   Kenneth Cole Productions, Inc. Class A                    1,900          59,128
   La-Z-Boy, Inc.                                            8,900         129,673
   Linens 'n Things, Inc.*                                   7,700         182,182
   MarineMax, Inc.*                                          2,300          71,875
   Mothers Work, Inc.*                                         400   $       5,240
   Movado Group, Inc.                                        2,700          50,976
   Movie Gallery, Inc.                                       9,796         258,908
   NBTY, Inc.*                                               2,100          54,474
   Nutri/System, Inc.*                                       5,000          73,800
   Pacific Sunwear of California, Inc.*                      6,675         153,458
   Party City Corp.*                                         3,100          37,200
   Payless ShoeSource, Inc.*                                12,300         236,160
   PC Connection, Inc.*                                      4,000          24,880
   PC Mall, Inc.                                             1,200           5,262
   Pep Boys -- Manny, Moe & Jack                             9,900         134,046
   Pier 1 Imports, Inc.                                     15,300         217,107
   RC2 Corp.*                                                3,300         123,981
   Regis Corp.                                               3,900         152,412
   Retail Ventures, Inc.*                                    6,900          94,116
   Rex Stores Corp.*                                         1,575          22,759
   School Specialty, Inc.*                                   2,100          97,650
   Select Comfort Corp.*                                     6,500         139,295
   Sharper Image Corp.*                                      2,400          30,552
   Shoe Carnival, Inc.*                                      1,900          41,344
   Sonic Automotive, Inc. Class A                            4,700          99,922
   Sotheby's Holdings, Inc. Class A*                         8,200         112,340
   Stage Stores, Inc.*                                       2,800         122,080
   Stein Mart, Inc.                                          7,630         167,860
   Systemax, Inc.*                                           5,400          36,288
   The Bombay Co., Inc.*                                     5,700          32,490
   The Bon-Ton Stores, Inc.                                  1,600          30,960
   The Boyds Collection Ltd.*                               10,600          18,868
   The Buckle, Inc.                                          1,700          75,378
   The Cato Corp. Class A                                    5,100         105,315
   The Dress Barn, Inc.*                                     4,800         108,624
   The Gymboree Corp.*                                       5,600          76,496
   The Men's Wearhouse, Inc.*                                7,500         258,225
   The Nautilus Group, Inc.                                  5,900         168,150
   The Sports Authority, Inc.*                               4,121         131,048
   The Sportsman's Guide, Inc.*                                600          11,250
   Too, Inc.*                                                6,200         144,894
   Tractor Supply Co.*                                       5,400         265,140
   Transport World Entertainment Corp.*                      5,400          63,882
   Tuesday Morning Corp.                                     6,200         195,424
   Tweeter Home Entertainment Group, Inc.*                   4,200          10,500
   United Retail Group, Inc.*                                  100             770
   West Marine, Inc.*                                        3,300          59,598
   Wet Seal, Inc.*                                           6,575          44,611
   Whitehall Jewellers, Inc.*                                1,700          11,645
   Wilsons The Leather Experts, Inc.*                        6,200          41,168
                                                                     -------------
                                                                         8,844,923
                                                                     -------------
STEEL -- 1.1%
   AK Steel Holding Corp.*                                  18,000         115,380
   Allegheny Technologies, Inc.                             11,300         249,278
   Carpenter Technology Corp.                                4,000         207,200
   Material Sciences Corp.*                                  1,900          27,664
   Maverick Tube Corp.*                                      6,800         202,640
   NS Group, Inc.*                                           3,200         104,032
   Olympic Steel, Inc.*                                      1,200          15,972
   Oregon Steel Mills, Inc.*                                 6,400         110,144

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL (CONTINUED)
   Reliance Steel & Aluminum Co.                             5,600   $     207,592
   Ryerson Tull, Inc.                                        4,000          57,080
   Schnitzer Steel Industries, Inc. Class A                  4,750         112,575
   Shiloh Industries, Inc.*                                  2,500          30,625
   Steel Dynamics, Inc.                                      7,700         202,125
   Steel Technologies, Inc.                                  1,900          32,110
   The Timken Co.                                            2,400          55,440
   Valmont Industries, Inc.                                  3,800          98,040
   Worthington Industries, Inc.                             13,500         213,300
                                                                     -------------
                                                                         2,041,197
                                                                     -------------
TELECOMMUNICATIONS -- 2.2%
   ADTRAN, Inc.                                              6,900         171,051
   Alaska Communications Systems Group,
     Inc.                                                    7,300          72,343
   Anaren Microwave, Inc.*                                   2,900          38,135
   APAC Telecommunications Corp.*                            6,900           5,520
   Aware, Inc.*                                              3,900          25,311
   Axesstel, Inc.*                                           3,100          10,633
   Boston Communications Group, Inc.*                        3,200           6,592
   C-Cor.net Corp.*                                          8,100          55,485
   Carrier Access Corp.*                                     5,900          28,438
   CellStar Corp.*                                           2,300           1,403
   Centennial Communications Corp.
     Class A*                                               14,848         206,090
   Cincinnati Bell, Inc.*                                   44,100         189,630
   Commonwealth Telephone Enterprises,
     Inc.                                                    3,800         159,258
   CommScope, Inc.*                                          9,200         160,172
   Comtech Telecommunications Corp.*                         3,225         105,232
   CT Communications, Inc.                                   3,126          40,794
   D&E Communications, Inc.                                  1,900          18,430
   EMS Technologies, Inc.*                                   1,300          19,435
   Essex Corp.*                                              3,400          77,792
   General Communication, Inc. Class A*                      9,800          96,726
   Glenayre Technologies, Inc.*                             10,800          40,716
   GulfMark Offshore, Inc.*                                  3,800         103,778
   Harmonic, Inc.*                                          13,000          62,790
   Hickory Tech Corp.                                          700           5,649
   IDT Corp.*                                                2,900          38,396
   IDT Corp. Class B*                                       13,200         173,712
   InfoSpace, Inc.*                                          4,800         158,064
   InterDigital Communications Corp.                         9,900         173,250
   Intrado, Inc.*                                            2,400          35,904
   LCC International, Inc. Class A*                          2,800          10,080
   Lightbridge, Inc.*                                        4,200          26,250
   Metro One Telecommunications, Inc.*                       4,100           3,280
   MRV Communications, Inc.*                                17,700          38,409
   NMS Communications Corp.*                                 8,500          24,310
   Novatel Wireless, Inc.*                                   4,800          59,856
   ParkerVision, Inc.*                                       3,300          20,295
   Path 1 Network Technologies, Inc.*                          600           1,896
   Plantronics, Inc.                                         5,000         181,800
   Powerwave Technologies, Inc.*                            17,200         175,784
   Premiere Global Services, Inc.*                          12,700   $     143,383
   Price Communications Corp.                                9,625         166,513
   Primus Telecommunications Group, Inc.*                   13,500           8,505
   RF Micro Devices, Inc.*                                  31,900         173,217
   Rural Celluar Corp. Class A*                              1,200           6,300
   Spherix, Inc.*                                            1,400           2,388
   SR Telecom, Inc.*                                           255             100
   SunCom Wireless Holdings, Inc. Class A*                   7,500          16,200
   SureWest Communications                                   1,908          48,940
   Sycamore Networks, Inc.*                                 49,600         171,120
   SymmetriCom, Inc.*                                        7,884          81,757
   Talk America Holdings, Inc.*                              4,066          40,701
   Telular Corp.*                                            2,100           6,300
   Time Warner Telecom, Inc. Class A*                        8,500          50,320
   Tollgrade Communications, Inc.*                           2,200          16,500
   UbiquiTel, Inc.*                                         14,900         121,584
   US LEC Corp. Class A*                                     4,200          10,080
   USA Mobility, Inc.*                                       3,000          88,080
   Westell Technologies, Inc. Class A*                       9,100          54,418
   Wireless Facilities, Inc.*                               12,100          76,593
   Wireless Telecom Group, Inc.                              3,000           8,160
                                                                     -------------
                                                                         4,113,848
                                                                     -------------
TEXTILE & APPAREL -- 1.6%
   Ashworth, Inc.*                                           2,000          18,020
   Brown Shoe Co., Inc.                                      2,800         109,620
   Candie's, Inc.                                            4,800          31,968
   Carter's, Inc.*                                           4,000         233,520
   Charming Shoppes, Inc.*                                  22,800         212,724
   Cherokee, Inc.                                              700          24,234
   Columbia Sportswear Co.*                                    750          37,042
   Culp, Inc.*                                               1,500           6,600
   Cutter & Buck, Inc.                                       1,200          15,480
   Delta Apparel, Inc.                                         600           7,758
   DHB Industries, Inc.*                                     7,300          61,685
   G & K Services, Inc. Class A                              3,100         116,963
   Guess?, Inc.*                                             7,000         116,060
   Haggar Corp.                                                800          16,280
   Hartmarx Corp.*                                           6,900          69,483
   Kellwood Co.                                              4,400         118,360
   Oakley, Inc.                                             12,300         209,469
   Oshkosh B' Gosh, Inc. Class A                             1,400          36,386
   Oxford Industries, Inc.                                   2,800         120,540
   Perry Ellis International, Inc.*                          1,000          23,390
   Phillips-Van Heusen Corp.                                 6,000         196,140
   Phoenix Footwear Group, Inc.*                               800           4,672
   Quiksilver, Inc.*                                        15,200         242,896
   Russell Corp.                                             5,600         114,520
   Skechers U.S.A., Inc. Class A*                            3,500          49,910
   Steven Madden Ltd.*                                       1,600          28,416
   Stride Rite Corp.                                         6,500          89,635
   Tag-It Pacific, Inc.*                                     2,600           6,084
   Tarrant Apparel Group*                                    4,100          12,300
   The Dixie Group, Inc.*                                    1,300          22,893
   The Finish Line, Inc. Class A                             7,700         145,684
   The Warnaco Group, Inc.*                                  7,400         172,050

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE & APPAREL (CONTINUED)
   Unifi, Inc.*                                              9,400   $      39,856
   Wolverine World Wide, Inc.                                9,600         230,496
                                                                     -------------
                                                                         2,941,134
                                                                     -------------
TIRES & RUBBER -- 0.1%
   Cooper Tire & Rubber Co.                                 13,500         250,695
                                                                     -------------
TOBACCO -- 0.0%
   Alliance One International, Inc.                         14,600          87,746
                                                                     -------------
TOOLS - HAND HELD -- 0.1%
   Toro Co.                                                  6,400         247,104
                                                                     -------------
TRANSPORTATION -- 1.9%
   ABX Air, Inc.*                                            4,300          35,045
   AirNet Systems, Inc.*                                       700           2,947
   Alexander & Baldwin, Inc.                                 2,500         115,875
   Arkansas Best Corp.                                       4,300         136,783
   Celadon Group, Inc.*                                      1,200          20,448
   Covenant Transport, Inc. Class A*                         1,500          19,800
   Dynamex, Inc.*                                            1,300          22,152
   EGL, Inc.*                                                8,900         180,848
   Forward Air Corp.                                         5,850         165,379
   Frozen Food Express Industries, Inc.*                     3,100          35,092
   GATX Corp.                                                6,000         207,000
   Genesee & Wyoming, Inc. Class A*                          4,150         112,922
   Heartland Express, Inc.                                  12,043         233,995
   Hub Group, Inc. Class A*                                  3,300          82,665
   Interpool, Inc.                                           4,700         100,486
   Kansas City Southern Industries, Inc.*                   11,315         228,337
   Kirby Corp.*                                              4,500         202,950
   Knight Transportation, Inc.                               9,700         236,001
   Laidlaw International, Inc.*                                400           9,640
   Landstar Systems, Inc.*                                   7,800         234,936
   Maritrans, Inc.                                           1,100          29,755
   Offshore Logistics, Inc.*                                 4,000         131,360
   Old Dominion Freight Line, Inc.*                          4,435         118,991
   Overseas Shipholding Group, Inc.                          3,800         226,670
   P.A.M. Transportation Services, Inc.*                     1,400          23,534
   RailAmerica, Inc.*                                        6,500          77,350
   SCS Transportation, Inc.*                                 2,100          37,380
   Seabulk International, Inc.*                              2,500          53,125
   Stonepath Group, Inc.*                                    3,500           3,220
   Swift Transportation Co., Inc.*                             680          15,837
   USA Truck, Inc.*                                          1,000          24,750
   Werner Enterprises, Inc.                                  2,375          46,645
   Yellow Roadway Corp.*                                     6,797         345,288
                                                                     -------------
                                                                         3,517,206
                                                                     -------------
UTILITIES -- 1.8%
   Artesian Resources Corp. Class A                            200           5,922
   Avista Corp.                                              8,500         158,015
   BIW Ltd.                                                    200           3,744
   Black Hills Corp.                                         6,200         228,470
   California Water Service Group                            3,100         116,374
   Cascade Natural Gas Corp.                                 1,500          30,750
   Central Vermont Public Service Corp.                      1,500   $      27,750
   CH Energy Group, Inc.                                     2,700         131,301
   Chesapeake Utilities Corp.                                  600          18,330
   Cleco Corp.                                               8,900         191,973
   CMS Energy Corp.*                                           100           1,506
   Dynegy, Inc. Class A*                                    13,900          67,554
   El Paso Electric Co.*                                     9,000         184,050
   Empire District Electric Co.                              4,100          98,236
   FuelCell Energy, Inc.*                                    7,600          77,596
   Green Mountain Power Corp.                                  800          23,872
   IDACORP, Inc.                                             6,700         205,221
   MGE Energy, Inc.                                          3,400         123,692
   Middlesex Water Co.                                         999          19,400
   Northwest Natural Gas Co.                                 4,400         168,256
   NorthWestern Corp.                                        6,400         201,728
   Otter Tail Power Co.                                      4,914         134,300
   Peoples Energy Corp.                                        700          30,422
   PNM Resources, Inc.                                       6,150         177,181
   Sierra Pacific Resources*                                21,100         262,695
   Southwest Gas Corp.                                       5,800         147,958
   Southwest Water Co.                                       3,437          40,660
   The Laclede Group, Inc.                                   3,400         107,984
   UIL Holdings Corp.                                        2,500         134,525
   Unisource Energy Corp.                                    5,000         153,750
   Unitil Corp.                                                500          13,500
   WGL Holdings, Inc.                                        1,000          33,640
   WPS Resources Corp.                                       1,200          67,500
                                                                     -------------
                                                                         3,387,855
                                                                     -------------
WASTE MANAGEMENT -- 0.3%
   American Ecology Corp.                                    1,900          34,010
   Casella Waste Systems, Inc. Class A*                      3,600          43,200
   Clean Harbors, Inc.*                                      2,000          43,360
   Darling International, Inc.*                             10,900          40,875
   Rentech, Inc.*                                            8,500          10,540
   Stericycle, Inc.*                                         3,200         161,024
   Waste Connections, Inc.*                                  4,650         173,399
                                                                     -------------
                                                                           506,408
                                                                     -------------
   TOTAL COMMON STOCKS
     (Identified Cost $148,980,251)                                    187,204,241
                                                                     -------------
RIGHTS -- 0.0%
HEALTH CARE - BIOTECHNOLOGY -- 0.0%
   Virologic, Inc. Contingent Value Rights*                  6,120           1,530
                                                                     -------------
   TOTAL RIGHTS
     (Identified Cost $2,203)                                                1,530
                                                                     -------------
WARRANTS -- 0.0%
BUILDING & CONSTRUCTION -- 0.0%
   Foster Wheeler Ltd. Warrants Expires
     9/15/07 Class B*                                        1,200           1,116
                                                                     -------------
LEISURE -- 0.0%
   Trump Entertainment Resorts Inc.
     Warrants Expires 5/6/06*(a)                                55               0
                                                                     -------------

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
WARRANTS (CONTINUED)
TRANSPORTATION -- 0.0%
   Trico Marine Services Incorporated
     Warrants Expires 3/15/08 Series B*                         41   $          55
                                                                     -------------
  TOTAL WARRANTS
    (Identified Cost $12,182)                                                1,171
                                                                     -------------
SHORT-TERM INVESTMENTS -- 0.6%
OTHER -- 0.6%
   SSgA Government Money Market Fund                             1               1
   SSgA Money Market Fund                                1,169,056       1,169,056
                                                                     -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $1,169,057)                                        1,169,057
                                                                     -------------
TOTAL INVESTMENTS -- 99.9%
  (IDENTIFIED COST $150,163,693)#                                      188,375,999
  Cash and Other Assets, Less Liabilities --
    0.1%                                                                   261,184
                                                                     -------------
NET ASSETS -- 100%                                                   $ 188,637,183
                                                                     =============

   +  See Note 1.
   *  Non-income producing security
   # At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $150,317,150. Net unrealized appreciation aggregated $38,058,849 of which $51,530,454 related to appreciated investment securities and $13,471,605 related to depreciated investment securities.
 (a) Security was valued at fair value. Total market value of investment amounted to $0.00.

[CHART]

                 PORTFOLIO SECTORS (% OF PORTFOLIO MARKET VALUE)

Non-Cyclical                  22.7%
Industrials                   17.6%
Cyclical                      15.1%
Financials                    12.7%
Communications                 8.0%
Technology                     7.9%
Energy                         5.7%
Basic Materials                5.2%
Diversified                    3.0%
Utilities                      2.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA INTERNATIONAL HBtM FUND
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
AUSTRALIA -- 4.8%
   Amcor Ltd.                                              139,933   $     714,086
   AMP Ltd.                                                237,464       1,170,193
   Ansell Ltd.                                              31,286         239,243
   APN News & Media Ltd.                                    34,291         134,245
   Australand Property Group                                61,190          64,315
   AWB Ltd.                                                 63,357         222,460
   AXA Asia Pacific Holdings Ltd.                          323,615       1,079,588
   BHP Steel Ltd.                                          140,605         881,365
   Boral Ltd.                                              111,527         550,441
   Brambles Industries Ltd.                                 97,659         607,701
   Brickworks Ltd.                                           6,302          47,999
   Challenger Financial Services Group, Ltd.*               32,451          77,115
   Commonwealth Bank of Australia                           90,681       2,621,100
   CSR Ltd.                                                177,338         361,986
   Downer EDI Ltd.                                          54,539         221,406
   Futuris Corp. Ltd.                                       49,042          67,982
   Iluka Resources, Ltd.                                    16,071          92,171
   Insurance Australia Group Ltd.                          101,519         464,705
   Lend Lease Corp. Ltd.                                    76,320         753,354
   Lion Nathan Ltd.                                        122,492         707,184
   Mayne Nickless Ltd.                                     126,763         457,642
   Mirvac Group                                            139,761         380,023
   National Australia Bank Ltd.                             92,498       2,167,076
   OneSteel Ltd.                                           104,905         211,737
   Orica Ltd.                                               35,170         476,813
   Origin Energy Ltd.                                       52,106         302,015
   Pacific Brands Ltd.                                      26,841          46,407
   PaperlinX Ltd.                                           65,503         150,170
   Qantas Airways Ltd.                                     485,998       1,247,440
   QBE Insurance Group Ltd.                                 14,327         174,922
   Rinker Group Ltd.                                       100,982       1,076,781
   Rio Tinto Ltd.                                            6,696         228,582
   Santos Ltd.                                             110,885         956,037
   Seven Network Ltd.                                       32,205         170,476
   St. George Bank Ltd.                                     11,436         228,208
   Wesfarmers Ltd.                                             125           3,809
                                                                     -------------
                                                                        19,356,777
                                                                     -------------
AUSTRIA -- 0.4%
   Bank Austria Creditanstalt                                6,912         721,180
   Boehler-Uddeholm AG                                         803         106,283
   Flughafen Wien AG                                           630          40,854
   OMV AG                                                      958         417,242
   Telekom Austria AG                                        1,646          32,002
   Voest-Alpine Stahl AG                                     5,900         413,297
                                                                     -------------
                                                                         1,730,858
                                                                     -------------
BELGIUM -- 2.0%
   Ackermans & van Haaren NV                                   937          39,382
   Banque Nationale de Belgique (BNB)                           68         281,774
   Bekaert NV                                                3,700         277,987
   Cofinimmo                                                   248          38,886
   Cumerio                                                   5,444          93,527
   Cumerio-VVPR*                                               210               8
   Delhaize Group                                           18,608       1,116,639
   Dexia                                                    24,994   $     550,652
   Fortis                                                   27,532         764,455
   InBev NV                                                 48,521       1,641,926
   KBC Groupe                                               24,840       1,962,439
   S.A. D'Ieteren NV                                           154          31,860
   Solvay SA                                                 4,700         483,051
   Tessenderlo Chemie NV                                     4,860         158,168
   Umicore                                                     210              25
   Union Miniere SA                                          6,225         499,703
                                                                     -------------
                                                                         7,940,482
                                                                     -------------
DENMARK -- 1.5%
   Carlsberg A/S                                             6,925         355,246
   Codan A/S                                                 8,520         427,387
   Danisco A/S                                               8,530         553,901
   Danske Bank                                              67,203       2,021,016
   Jyske Bank A/S*                                           9,740         427,710
   Rockwool International AS                                 2,400         164,806
   Sydbank*                                                  7,400         166,381
   TDC A/S                                                  41,280       1,769,157
                                                                     -------------
                                                                         5,885,604
                                                                     -------------
FINLAND -- 1.9%
   Fortum Corp.                                            135,757       2,176,254
   Huhtamaki Van Leer Oyj, Series 1                         11,200         189,162
   Kemira GrowHow Oyj                                        5,121          41,821
   Kemira Oyj                                               24,100         310,235
   Kesko Oyj                                                19,100         479,263
   Metra Oyj, Class B                                       14,250         411,355
   Metsa-Serla Oyj, Series B                                32,800         177,780
   Metso Oyj                                                26,690         581,882
   Neste Oil OYJ*                                           33,939         878,707
   Oko Bank (OKO Osuuspankkien
     Keskuspankki Oyj)                                       6,400         104,531
   Outokumpu Oyj                                            35,000         450,971
   Rautaruukki Oyj                                          22,100         330,210
   Stora Enso Oyj                                           54,300         695,051
   UPM-Kymmene Oyj                                          42,800         821,773
                                                                     -------------
                                                                         7,648,995
                                                                     -------------
FRANCE -- 11.9%
   Accor SA                                                  9,300         436,225
   Air France                                               38,760         588,986
   Assurances Generales de France                           36,640       3,001,066
   Axa                                                     223,696       5,594,098
   BNP Paribas SA                                          116,076       7,962,636
   Bongrain SA                                               1,018          65,276
   Bouygues SA                                              12,959         537,143
   Business Objects SA*                                      9,675         259,038
   Cap Gemini SA*                                           15,114         480,547
   Ciments Francais                                          3,043         297,103
   CNP Assurances                                            1,846         118,146
   Compagnie de Saint-Gobain                                44,843       2,489,683
   Compagnie Generele des Etablissements
     Michelin, Class B                                      11,757         716,189
   Credit Agricole SA                                       73,976       1,875,917
   Credit Industriel et Commercial                             500         102,172
   Eiffage SA                                                2,166         188,810

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)
   Euler Hermes SA                                           1,510   $     119,276
   Eurazeo                                                   1,287         110,163
   Faurecia                                                  2,942         206,800
   Financiere Marc de Lacharriere SA                         3,129         140,068
   Havas SA                                                 26,307         143,860
   Imerys SA                                                 2,400         165,362
   Lafarge SA                                               17,814       1,623,963
   Lagardere S.C.A.                                          6,500         481,671
   Pinault-Printemps-Redoute SA                             17,735       1,830,255
   PSA Peugoet Citroen                                      30,890       1,830,493
   Remy Cointreau SA                                         6,788         308,953
   Renault SA                                               35,758       3,153,785
   Schneider Electric SA                                    21,504       1,622,135
   SCOR                                                     45,000          90,376
   SEB SA                                                      550          57,193
   Societe BIC SA                                            5,416         323,106
   Societe Generale                                         20,200       2,056,539
   Sodexho Alliance SA                                      17,398         539,064
   Suez SA                                                  66,300       1,799,178
   Technip-Coflexip SA                                       9,288         431,055
   Thomson                                                  25,921         620,938
   Unibail                                                   3,856         494,976
   Valeo SA                                                  8,610         386,464
   Vallourec SA                                                580         166,867
   Vivendi Environnement                                    17,000         639,030
   Vivendi Universal SA                                    110,876       3,495,774
                                                                     -------------
                                                                        47,550,379
                                                                     -------------
GERMANY -- 7.5%
   Aareal Bank AG                                            2,000          64,848
   Allianz AG                                               12,435       1,428,774
   AMB Generali Holding AG                                   8,715         686,931
   BASF AG                                                   4,900         326,055
   Bayer AG                                                 53,437       1,783,714
   Bayerische Hypo-und Vereinsbank AG*                      71,556       1,862,164
   Bayerische Motoren Werke AG                              16,548         755,377
   Bilfinger Berger AG                                       2,054          95,748
   Commerzbank AG                                           74,075       1,609,568
   Continental AG                                              540          38,931
   DaimlerChrysler AG                                      129,295       5,252,836
   Deutsche Bank AG                                         39,627       3,102,373
   Deutsche Lufthansa AG                                    39,180         481,603
   Fraport AG                                                8,487         363,898
   Hannover Rueckversicherungs-AG                            2,700         102,081
   Heidelberg Zement                                        14,107       1,015,337
   Heidelberger Druckmaschinen AG*                           4,691         137,345
   Hochtief AG                                               7,205         252,792
   Hypo Real Estate Holding AG                               6,500         247,638
   Infineon Technologies AG*                                72,012         672,595
   IVG Immobilen AG                                          7,308         135,718
   KarstadtQuelle AG                                         3,681          48,988
   Lanxess*                                                  5,343         119,718
   Linde AG                                                  7,513         507,382
   MAN AG                                                    5,050         209,747
   Merck KGaA                                                  767   $      61,124
   MG Technologies AG*                                      21,879         264,174
   Muenchener Rueckversicherungs-
     Gesellschaft AG                                        17,466       1,862,084
   Preussag AG                                              19,658         487,318
   Suedzucker Ag                                             2,060          41,247
   Thyssen Krupp AG                                         65,838       1,146,222
   Veba AG                                                  33,057       2,946,758
   Volkswagen AG                                            39,866       1,824,129
                                                                     -------------
                                                                        29,935,217
                                                                     -------------
GREECE -- 0.4%
   Agricultural Bank of Greece*                              8,900          31,334
   Alpha Bank A.E.                                           8,208         218,271
   Bank of Greece                                            1,810         236,611
   Commercial Bank of Greece                                11,200         331,441
   Hellenic Petroleum SA                                    24,460         262,785
   Hellenic Telecommunications
     Organization SA                                        26,360         509,628
                                                                     -------------
                                                                         1,590,070
                                                                     -------------
HONG KONG -- 3.5%
   Cheung Kong (Holdings) Ltd.                             284,000       2,758,825
   Cheung Kong Infrastructure Holdings Ltd.                 87,000         258,017
   China Overseas Land & Investment Ltd.                   544,000         101,491
   China State Construction International*                  30,222           4,900
   China Travel International Investment
     Hong Kong Ltd.                                        110,000          33,260
   China Unicom Ltd.                                       528,000         444,973
   Citic Pacific Ltd.                                       73,000         213,680
   Great Eagle Holdings Ltd.                                22,400          56,201
   Hang Lung Development Co., Ltd.                         174,000         306,711
   Henderson Land Development Co., Ltd.                    250,000       1,196,580
   Hongkong and Shanghai Hotels Ltd.                        65,978          68,337
   Hopewell Holdings Ltd.                                  107,000         275,342
   Hutchison Whampoa Ltd.                                  377,000       3,407,584
   Hysan Development Co., Ltd.                             139,637         290,156
   Kerry Properties Ltd.                                   181,692         406,766
   MTR Corp.                                               224,583         433,438
   New Asia Realty & Trust Co. Ltd.                         50,000          27,020
   New World Development Co., Ltd.                         458,646         563,559
   Shanghai Industrial Holdings Ltd.                        57,000         111,475
   Shangri-La Asia Ltd.                                    228,447         352,716
   Sino Land Co., Ltd.                                     669,828         715,320
   Sun Hung Kai Properties, Ltd.                            23,000         227,125
   Tsim Sha Tsui Properties Ltd.                            58,253         104,931
   Wharf (Holdings) Ltd.                                   289,000       1,013,265
   Wheelock and Co., Ltd.                                  320,000         520,834
                                                                     -------------
                                                                        13,892,506
                                                                     -------------
IRELAND -- 1.1%
   Allied Irish Banks Plc                                   75,904       1,631,862
   Bank of Ireland                                          69,900       1,126,452
   Elan Corp. Plc*                                          55,575         379,891
   Irish Life & Permanent Plc                               75,555       1,322,706
                                                                     -------------
                                                                         4,460,911
                                                                     -------------

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ITALY -- 2.8%
   Alitalia SpA*                                           583,347   $     174,041
   Banca Antonveneta SpA                                    14,000         452,242
   Banca Monte dei Paschi di Siena SpA                     283,375       1,000,239
   Banca Nazionale del Lavoro SpA*                         346,882       1,198,172
   Banca Popolare di Lodi                                   35,500         337,155
   Banca Popolare di Milano                                 71,760         708,007
   Banche Popolari Unite Scrl                                8,759         173,792
   Benetton Group SpA                                       17,061         157,389
   Buzzi Unicem SpA                                         13,000         188,894
   C.I.R.-Compagnie Industriali Riunite SpA                 66,251         183,151
   Caltagirone Editore SpA                                  20,702         177,829
   Capitalia SpA                                           270,000       1,512,433
   Compagnia Assicuratrice Unipol SpA                       31,000         118,517
   Edison SpA*                                             211,779         471,446
   ERG SpA                                                  18,000         348,219
   Fiat SpA*                                                92,800         674,767
   Italcementi SpA                                          16,580         258,966
   Italmobiliare SpA                                         3,385         213,859
   Milano Assicurazioni                                     33,000         205,614
   Pirelli & Co. SpA                                       106,664         111,239
   SAI SpA                                                  23,500         636,865
   SanPaolo IMI SpA                                         93,296       1,282,250
   Seat Pagine Gialle SpA                                  144,044          60,124
   Societa' Cattolica di Assicurazioni SpA                   3,300         146,525
   Telecom Italia SpA                                      183,809         573,743
                                                                     -------------
                                                                        11,365,478
                                                                     -------------
JAPAN -- 16.8%
   Aichi Steel Corp.                                        15,000          81,282
   Aisin Seiki Co., Ltd.                                    24,200         524,759
   Alfresa Holdings Corp.                                    2,700         120,503
   Amada Co. Ltd.                                           34,000         231,449
   Anritsu Corp.                                            10,000          61,040
   Aomori Bank Ltd.                                          6,000          23,262
   Aoyama Trading Co., Ltd.                                  6,000         151,204
   Asahi Breweries Ltd.                                     45,000         536,381
   Asahi Kasei Corp.                                        75,000         357,046
   Asahi National Broadcasting Co., Ltd.                        80         171,671
   ASATSU-DK, Inc.                                           4,600         128,158
   Ashikaga Financial Group, Inc.(a)(b)                      8,000              72
   Autobacs Seven Co., Ltd.                                  3,300         110,982
   Awa Bank Ltd.                                            20,000         116,491
   Bank of Kyoto Ltd.                                       27,000         229,564
   Bank of Nagoya Ltd.                                      18,000         107,438
   Benesse Corp.                                             7,100         227,896
   Canon Sales Co., Inc.                                     8,000         134,884
   Casio Computer Co., Ltd.                                 13,000         169,958
   Chiba Bank Ltd.                                          76,000         500,911
   Chudenko Corp.                                            5,700          88,396
   Chugoku Bank Ltd.                                        20,000         229,195
   Citizen Watch Co.                                        18,000         162,943
   Coca-Cola West Japan Co., Ltd.                            8,000         179,966
   COMSYS Holdings Corp.                                     9,000          83,176
   Cosmo Oil Co., Ltd.                                      56,000         237,310
   Dai Nippon Printing Co., Ltd.                            58,000   $     934,505
   Dai-Tokyo Fire and Marine Insurance Co.,
     Ltd.                                                   81,000         414,823
   DAIBIRU Corp.                                             5,000          36,246
   Daicel Chemical Industries Ltd.                          30,000         157,966
   Daido Steel Co., Ltd.                                    17,000          76,639
   Daihatsu Motor Co., Ltd.                                 33,000         284,149
   Daiichi Pharmaceutical Co., Ltd.                         18,600         411,712
   Dainippon Ink and Chemicals, Inc.                        64,000         204,851
   Dainippon Pharmaceutical Co., Ltd.                       14,000         129,889
   Daio Paper Corp.                                         10,000          77,901
   Daishi Bank Ltd.                                         29,000         118,970
   Daiwa House Industry Co., Ltd.                           49,000         561,527
   Denso Corp.                                              30,300         689,816
   Dowa Fire & Marine Insurance Co., Ltd.                   33,000         170,787
   Ebara Corp.                                              20,000          76,999
   Edion Corp.                                               4,000          52,150
   Eighteenth Bank, Ltd.                                     8,000          37,003
   Ezaki Glico Co., Ltd.                                    13,000         100,216
   Fuji Electric Co., Ltd.                                  60,000         182,851
   Fuji Heavy Industries Ltd.                               70,000         291,588
   Fuji Photo Film                                          80,000       2,575,061
   Fuji Television Network, Inc.                               151         292,715
   Fujikura Ltd.                                            37,000         180,813
   Fukuyama Transporting Co., Ltd.                          25,000          98,729
   Futaba Industrial Co., Ltd.                               6,000         110,360
   Futuba Corp.                                              1,000          27,049
   General Sekiyu K.K.                                       2,000          21,639
   Glory Ltd.                                                6,000          96,078
   Gunma Bank Ltd.                                          43,000         258,597
   GUNZE Ltd.                                               20,000          89,803
   Hachijuni Bank Ltd.                                      58,000         370,769
   Hankyu Corp.                                             59,000         209,061
   Hankyu Department Stores, Inc.                           11,000          69,624
   Hanshin Electric Railway Co., Ltd.                       30,000         117,663
   Heiwa Corp.                                              11,000         154,422
   Higo Bank Ltd.                                           22,000         148,968
   Hiroshima Bank Ltd.                                      40,000         182,490
   Hitachi Cable Ltd.                                       31,000         136,119
   Hitachi High-Technologies Corp.                           3,200          48,847
   Hitachi Koki Co., Ltd.                                    3,000          28,212
   Hitachi Kokusai Electric, Inc.                            9,000          79,199
   Hitachi Ltd.                                            552,000       3,354,504
   Hitachi Maxell Ltd.                                       5,000          58,831
   Hitachi Metals Ltd.                                      14,000          98,080
   Hitachi Software Engineering Co., Ltd.                    4,200          71,382
   Hitachi Transport System Ltd.                             7,000          60,905
   Hokkoku Bank Ltd.                                        31,000         131,927
   Hokuetsu Paper Mills, Ltd.                               13,000          68,686
   House Foods Corp.                                         9,800         144,910
   Hyakugo Bank Ltd.                                        23,000         139,356
   Hyakujushi Bank Ltd.                                     26,000         140,889
   Ishikawajima-Harima Heavy Industries Co.,
     Ltd.*                                                  95,000         137,905
   Itochu Corp.                                             71,000         359,129
   Itoham Foods, Inc.                                       13,000          55,793

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
   Iyo Bank Ltd.                                            27,000   $     212,767
   Japan Airport Terminal Co., Ltd.                          5,000          46,344
   Joyo Bank Ltd.                                           89,000         434,929
   JSAT Corp.                                                    7          16,915
   Juroku Bank Ltd.                                         33,000         178,821
   Kadokawa Holdings, Inc.                                   1,100          38,382
   Kagoshima Bank Co., Ltd.                                 17,000         123,388
   Kamigumi Co., Ltd.                                       24,000         185,231
   Kandenko Co., Ltd.                                       14,000          84,699
   Kansai Paint Co., Inc.                                    6,000          38,626
   Kanto Auto Works, Ltd.                                    4,900          58,008
   Katokichi Co., Ltd.                                      13,500          91,899
   Kawasaki Heavy Industries Ltd.                          122,000         234,298
   Keiyo Bank                                               24,000         122,694
   Kikkoman Corp.                                           16,000         141,520
   Kinden Corp.                                             23,000         170,048
   Kirin Brewery Co., Ltd.                                 119,000       1,152,340
   Kissei Pharmaceutical Co., Ltd.                           4,000          76,999
   Kobe Steel Ltd.                                         164,000         309,043
   Koito Manufacturing Co., Ltd.                            10,000         104,499
   Kokusai Securities Co., Ltd.                             49,000         434,289
   Kokuyo Co., Ltd.                                         11,000         148,373
   Komatsu Ltd.                                             37,000         287,233
   Komori Corp.                                              6,000          90,722
   Kubota Corp.                                             35,000         191,867
   Kuraray Co., Ltd.                                        49,000         464,331
   Kuraya Sanseido, Inc.                                    11,900         158,688
   Kureha Chemical Industry Co., Ltd.                       17,000          69,435
   Kyocera Corp.                                            15,000       1,146,876
   Kyorin Pharmaceutical Co., Ltd.                           7,000          84,258
   Kyowa Hakko Kogyo Co., Ltd.                              13,000          84,276
   Maeda Corp.                                              13,000          69,858
   Makita Corp.                                             11,000         216,211
   Marubeni Corp.                                          120,000         412,226
   Marui Co., Ltd.                                          30,000         404,382
   Maruichi Steel Tube Ltd.                                  8,000         171,671
   Matsushita Electric Industrial Co., Ltd.                381,000       5,781,471
   Matsushita Electric Works Ltd.                           99,000         824,777
   Meiji Seika Kaisha Ltd.                                  32,000         157,822
   Michinoku Bank Ltd.                                      13,000          61,302
   Millea Holdings, Inc.                                       221       2,968,984
   Mitsubishi Gas Chemical Co., Inc.                        39,000         199,730
   Mitsubishi Heavy Industries Ltd.                        494,000       1,291,678
   Mitsubishi Logistics Corp.                               14,000         143,269
   Mitsubishi Material Corp.                                89,000         210,243
   Mitsui Chemicals, Inc.                                   71,000         416,743
   Mitsui Engineering & Shipbuilding Co.,
     Ltd.                                                   73,000         142,828
   Mitsui Sumitomo Insurance Co., Ltd.                     222,000       1,999,621
   Mitsumi Electric Co., Ltd.                                5,800          59,773
   Mori Seiki Co., Ltd.                                      6,300          66,971
   Morinaga Milk Industry Co., Ltd.                         12,000          49,662
   Musashino Bank Ltd.                                       2,800         120,422
   Nagase & Co., Ltd.                                       11,000         112,271
   National House Industrial Co., Ltd.                      15,000   $      79,930
   NGK Insulators, Ltd.                                     28,000         272,906
   NGK Spark Plug Co., Ltd.                                 19,000         219,106
   Nichicon Corp.                                            7,300         101,822
   Nichirei Corp.                                           26,000         101,271
   Nifco, Inc.                                               2,000          30,367
   Nihon Unisys Ltd.                                         9,800          97,461
   Nikko Cordial Corp.                                      86,000         378,397
   Nippon Electric Glass Co., Ltd.                          18,000         272,004
   Nippon Express Co., Ltd.                                106,000         460,662
   Nippon Kayaku Co., Ltd.                                  14,000          84,194
   Nippon Meat Packers, Inc.                                20,000         232,441
   Nippon Mining Holdings, Inc.                             30,000         170,138
   Nippon Mitsubishi Oil Corp.                             134,000         909,765
   Nippon Paint Co., Ltd.                                   22,000          81,327
   Nippon Paper Group, Inc.                                    107         392,652
   Nippon Sheet Glass Co., Ltd.                             37,000         144,784
   Nippon Shinpan Co., Ltd.                                 20,000         103,688
   Nippon Shokubai Co., Ltd.                                13,000         106,194
   Nippon Steel Corp.                                      162,000         376,846
   Nippon Suisan Kaisha, Ltd.                               13,000          48,995
   Nippon Television Network Corp.                           2,150         292,521
   Nipponkoa Insurance Co., Ltd.                            91,000         591,570
   Nipro Corp.                                               3,000          44,144
   Nishimatsu Construction Co., Ltd.                        24,000          86,557
   Nisshin Flour Milling Co., Ltd.                          19,000         197,178
   Nisshin Oillio Group, Ltd.                               11,000          61,789
   Nisshin Steel Co., Ltd.                                  98,000         246,524
   Nisshinbo Industries, Inc.                               23,000         188,297
   NSK Ltd.                                                 46,000         235,993
   Obayashi Corp.                                           77,000         414,471
   Oita Bank, Ltd.                                           7,000          45,442
   Oji Paper Co.                                           103,000         537,706
   Okumura Corp.                                            18,000         101,758
   Onward Kashiyama Co., Ltd.                               15,000         189,884
   Pioneer Corp.                                            20,500         310,337
   Q.P. Corp.                                               13,000         108,656
   Rengo Co., Ltd.                                          20,000         106,573
   Rinnai Corp.                                              4,100         101,104
   Ryosan Co., Ltd.                                          2,200          52,565
   San-In Godo Bank Ltd.                                    15,000         142,007
   Santen Pharmaceutical Co., Ltd.                           2,000          45,352
   Sanwa Shutter Corp.                                      17,000          97,944
   Sanyo Chemical Industries, Ltd.                           4,000          29,105
   Sanyo Electric Co., Ltd.                                200,000         510,324
   Sapporo Breweries Ltd.                                   20,000          96,475
   Sapporo Hokuyo Holdings, Inc.                                32         246,686
   Seino Transportation Co., Ltd.                           17,000         153,584
   Sekisui Chemical Co., Ltd.                               45,000         309,981
   Sekisui House Ltd.                                       68,000         687,296
   Shiga Bank Ltd.                                          19,000         112,037
   Shikoku Bank Ltd.                                        13,000          65,404
   Shima Seiki Mfg., Ltd.                                    1,000          24,389
   Shimachu Co., Ltd.                                        4,600         115,715
   Shinko Electric Industries Co., Ltd.                      2,000          78,442
   Shinko Securities Co., Ltd.                              72,000         228,510

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
   Shohkoh Fund & Co., Ltd.                                  1,170   $     273,749
   Showa Shell Sekiyu K.K.                                   9,000          90,073
   Sohgo Security Services Co., Ltd.                         7,900         104,707
   Sumitomo Bakelite Co. Ltd.                               18,000         116,527
   Sumitomo Corp.                                           87,000         697,349
   Sumitomo Electric Industries Ltd.                        67,000         686,250
   Sumitomo Forestry Co., Ltd.                              15,000         145,388
   Sumitomo Osaka Cement Co., Ltd.                          38,000         101,073
   Sumitomo Realty & Development Co.,
     Ltd.                                                   10,000         112,163
   Suzuken Co., Ltd.                                         9,700         244,446
   Suzuki Motor Corp.                                        8,000         125,724
   Taiheiyo Cement Corp.                                    93,000         248,201
   Taisei Corp.                                             35,000         118,024
   Taiyo Yuden Co., Ltd.                                     9,000          99,811
   Takara Standard Co., Ltd.                                 9,000          55,991
   Takashimaya Co., Ltd.                                    23,000         205,924
   Teijin Ltd.                                              77,000         357,542
   Teikoku Oil Co., Ltd.                                    27,000         201,082
   The 77 Bank Ltd.                                         34,000         209,377
   The Aichi Bank, Ltd.                                        700          67,532
   THE AKITA BANK, Ltd.                                     13,000          56,262
   The Bank of Fukuoka Ltd.                                 69,000         408,737
   The Bank of Iwate Ltd.                                    1,200          71,193
   The Fuji Fire & Marine Insurance Co.                     41,000         130,124
   The Fukui Bank Ltd.                                      11,000          41,358
   The Nanto Bank Ltd.                                      21,000         107,736
   The Ogaki Kyoritsu Bank, Ltd.                            11,000          62,979
   The Shizuoka Bank Ltd.                                   67,000         575,701
   The Sumitomo Trust and Banking Co.,
     Ltd.                                                   81,000         492,967
   The Suruga Bank, Ltd.                                    17,000         138,563
   The Yamanashi Chuo Bank Ltd.                             17,000         100,090
   The Yasuda Fire & Marine Insurance Co.,
     Ltd.                                                   84,000         848,255
   The Yokohama Rubber Co., Ltd.                            30,000         128,483
   Toda Corp.                                               26,000         111,117
   Toho Bank Ltd.                                           18,000          73,844
   Tokai Tokyo Securities Co., Ltd.                         14,000          42,160
   Tokuyama Corp.                                           22,000         156,704
   Tokyo Broadcasting System, Inc.                          25,300         418,815
   Tokyo Dome Corp.                                         13,000          75,250
   Tokyo Steel Manufacturing Co., Ltd.                      12,200         154,329
   Tokyo Style Co., Ltd.                                     9,000          89,911
   Tokyo Tatemono Co., Ltd.                                 18,000         120,909
   Toppan Printing Co., Ltd.                                74,000         783,969
   Toray Industries, Inc.                                   71,000         336,723
   Toshiba Tec Corp.                                        24,000         106,465
   Tostem Corp.                                             30,000         507,979
   Toto Ltd.                                                12,000          94,888
   Toyo Ink Manufacturing Co., Ltd.                         23,000          87,305
   Toyo Seikan Kaisha Ltd.                                  20,000         316,112
   Toyo Suisan Kaisha Ltd.                                   9,000         140,871
   Toyoda Machine Works Ltd.                                 7,000          69,804
   Toyota Auto Body Co., Ltd.                                7,000         125,976
   UFJ Tsubasa Securities Co., Ltd.                         48,000   $     177,441
   Uny Co., Ltd.                                            16,000         181,913
   Victor Company of Japan Ltd.                             18,000         124,317
   Wacoal Corp.                                             12,000         151,907
   Yamagata Bank Ltd.                                       15,000          73,032
   Yamaguchi Bank Ltd.                                      18,000         196,700
   Yamaha Corp.                                             16,100         251,132
   Yamatake Corp.                                            2,000          33,090
   Yamato Kogyo Co., Ltd.                                    4,000          47,714
   Yamazaki Baking Co., Ltd.                                19,000         163,944
   Yodogawa Steel Works, Ltd.                               12,000          64,593
   York-Benimaru Co., Ltd.                                   4,200         115,120
                                                                     -------------
                                                                        67,297,438
                                                                     -------------
LUXEMBOURG -- 0.1%
   Arcelor                                                  21,800         427,798
   Arcelor                                                   6,266         122,432
                                                                     -------------
                                                                           550,230
                                                                     -------------
NETHERLANDS -- 6.9%
   ABN AMRO Holding NV                                      44,562       1,097,136
   Aegon NV                                                375,825       4,869,749
   Buhrmann NV                                              24,956         246,677
   DSM NV                                                   29,813       2,041,519
   European Aeronautic Defense and
     Space Co.                                              35,496       1,131,596
   Hagemeyer NV*                                            88,169         209,076
   Hunter Douglas NV                                        13,371         668,591
   IHC Caland NV                                             2,855         195,849
   ING Groep NV                                            207,831       5,876,252
   Koninklijke (Royal) KPN NV                              224,511       1,885,074
   Koninklijke (Royal) Philips Electronics NV              154,829       3,914,984
   Koninklijke Ahold NV*                                   292,597       2,407,189
   Koninklijke Vopak NV                                      4,566         115,234
   N.V. Holdingmaatschappij De Telegraaf                       800          17,616
   Oce NV                                                   15,619         230,161
   Royal Nedlloyd NV                                         8,236         559,497
   Vedior NV                                                10,382         146,457
   Versatel Telecom International*                          83,108         186,014
   VNU NV                                                   65,154       1,818,528
                                                                     -------------
                                                                        27,617,199
                                                                     -------------
NEW ZEALAND -- 0.2%
   Air New Zealand Ltd.                                     19,394          19,564
   Auckland International Airport Ltd.                      74,572         123,992
   Carter Holt Harvey Ltd.                                 219,600         348,329
   Fisher & Paykel Appliances Holdings, Ltd.                18,010          41,974
   Fletcher Building Ltd.                                   30,586         147,036
                                                                     -------------
                                                                           680,895
                                                                     -------------
NORWAY -- 1.2%
   Aker Kvaerner ASA*                                        3,773         153,165
   Aker Yards ASA                                            2,326          89,623
   Den Norske Bank ASA                                     109,700       1,144,770
   Fred Olsen Energy ASA*                                    1,000          25,534
   Norsk Hydro ASA                                          28,700       2,632,947
   Norske Skogindustrier ASA                                23,200         382,221
   Orkla ASA                                                 3,000         110,547

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
                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NORWAY (CONTINUED)
   Prosafe ASA                                               1,550   $      46,570
   Storebrand ASA                                           28,100         263,161
                                                                     -------------
                                                                         4,848,538
                                                                     -------------
PORTUGAL -- 0.4%
   Banco BPI SA                                             44,492         169,560
   Banco Comercial Portugues SA                            297,544         763,165
   Banco Espirito Santo SA                                  30,235         471,514
   Cimpor- Cimentos de Portugal SGPS SA                      6,625          37,191
   Portucel - Empresa Produtora de
     Pasta e Papel SA                                      143,000         243,942
                                                                     -------------
                                                                         1,685,372
                                                                     -------------
SINGAPORE -- 0.7%
   DBS Group Holdings Ltd.                                  52,000         440,769
   Fraser & Neave Ltd.                                      30,300         281,977
   Neptune Orient Lines Ltd.                                97,000         217,338
   Oversea-Chinese Banking Corp., Ltd.                      20,000         137,518
   SembCorp Industries Ltd.                                200,220         316,877
   Singapore Airlines Ltd.                                 148,000         982,544
   Singapore Land Ltd.                                      33,000         110,518
   United Overseas Bank Ltd.                                20,000         168,341
   United Overseas Land Ltd.                                88,000         118,930
                                                                     -------------
                                                                         2,774,812
                                                                     -------------
SPAIN -- 5.0%
   Acciona SA                                                9,749         967,176
   Acerinox SA                                              37,888         516,603
   Autopistas, Concesionaria Espanola SA                    39,951       1,018,412
   Azucarera Ebro Agricolas SA                              23,733         422,086
   Banco de Andalucia                                        1,700         146,440
   Banco De Sabadell SA                                     33,007         853,379
   Banco Pastor SA                                           5,642         225,257
   Banco Santander Central Hispano SA                      374,126       4,340,781
   Cementos Portland SA                                      4,791         377,055
   Corporacion Mapfre                                       28,302         423,563
   Endesa SA                                               120,980       2,840,995
   Fomento de Construcciones y Contratas
     SA                                                      6,200         349,475
   Gas Natural SDG SA                                       22,741         670,772
   Iberia Lineas Aereas de Espana SA                       179,152         513,690
   Inmobiliaria Urbis SA                                    16,782         315,316
   Metrovacesa SA                                            2,551         150,366
   Red Electrica de Espana                                   2,800          77,542
   Repsol-YPF SA                                           169,060       4,328,007
   Sacyr Vallehermoso SA                                    14,555         343,207
   Sociedad General de Aguas de
     Barcelona SA, Class A                                  30,261         652,413
   Sol Melia SA                                             33,070         383,293
   Telefonica SA                                            10,494         171,904
                                                                     -------------
                                                                        20,087,732
                                                                     -------------
SWEDEN -- 3.4%
   Electrolux AB, Series B                                  21,200         452,283
   Fabege AB                                                14,615         318,352
   Gambro AB, Series A                                      40,900         547,646
   Gambro AB, Series B                                      12,100   $     162,018
   Kinnevik Investment AB                                   15,750         132,690
   Mo Och Domsjoe AB (MoDo), Series B                       11,600         313,618
   NCC AB                                                    6,900         103,442
   Nordea AB                                               400,350       3,642,157
   Nordic Baltic Holding AB                                  5,716          51,732
   Skandia Forsakrings AB                                   86,600         476,031
   Skandinaviska Enskilda Banken AB,
     Series A                                               40,000         666,291
   SKF AB, Class A*                                          6,400          65,604
   SKF AB, Class B*                                         11,600         118,907
   SSAB Svenskt Stal AB, Series B                            3,500          77,136
   SSAB Svenskt Stal AB, Series A                           11,400         262,929
   Svenska Cellulosa AB (SCA), Series B                     31,200         999,436
   Tele2 AB, Class B*                                       58,300         549,056
   TeliaSonera AB                                          450,250       2,151,905
   Trelleborg AB, Series B                                  11,300         167,956
   Volvo AB, Series A                                       18,900         745,887
   Volvo AB, Series B                                       40,000       1,629,850
   Wihlborgs Fastigheter AB*                                 2,923          71,161
                                                                     -------------
                                                                        13,706,087
                                                                     -------------
SWITZERLAND -- 6.7%
   Baloise Holdings Ltd.                                    16,000         798,316
   Banque Cantonale Vaudoise                                 1,400         336,439
   Berner Kantonalbank                                       2,800         416,933
   Ciba Specialty Chemicals AG                              11,800         687,191
   Clariant AG                                               1,565          20,802
   Compagnie Financiere Richemont AG                        81,600       2,741,841
   Credit Suisse Group                                     187,941       7,406,578
   Ems-Chemie Holding AG                                     2,300         192,758
   Givaudan SA                                               1,380         802,050
   Helvetia Patria Holding                                   1,240         200,399
   Holcim Ltd.                                              33,577       2,041,792
   Julius Baer Holding Ltd., Series B*                       3,500         213,924
   Lonza Group AG                                            2,100         116,157
   Luzerner Kantonalbank                                       700         132,011
   PSP Swiss Property AG*                                   10,400         450,799
   Rieter Holding AG                                           430         119,007
   SIG Holding AG                                              537         121,513
   Sika AG*                                                    310         193,221
   Swatch Group AG, Series B                                 1,700         238,559
   Swiss Life Holding*                                       6,893         909,251
   Swiss Re                                                 31,800       1,953,567
   Syngenta AG*                                             20,200       2,077,165
   Unaxis Holding AG                                         1,800         246,979
   Valiant Holding*                                          2,700         232,595
   Zurich Financial Services*                               24,300       4,182,927
                                                                     -------------
                                                                        26,832,774
                                                                     -------------
UNITED KINGDOM -- 19.5%
   Alliance & Leicester Group Treasury Plc                  20,000         313,731
   Amvescap Plc                                            104,200         622,059
   Anglo American Plc                                      202,212       4,745,331
   Arriva Plc                                               19,049         186,118
   Associated British Foods Plc                            136,187       2,015,453
   Associates British Ports Holdings Plc                    43,400         383,581
   BAA Plc                                                 161,794       1,798,349

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
   BAE Systems Plc                                         468,117   $   2,408,553
   Barratt Developments Plc                                 34,875         447,971
   BBA Group Plc                                            56,029         309,876
   Bellway Plc                                              12,000         185,657
   Bodycote International Plc                                5,475          16,858
   Bovis Homes Group Plc                                    16,000         203,657
   BPB Plc                                                  14,200         134,668
   Bradford & Bingley Plc                                   55,799         327,610
   Brambles Industries Plc                                  81,000         444,351
   Britannic Plc                                            27,300         248,871
   British Airways Plc*                                    173,882         821,401
   British Land Company Plc                                 74,679       1,172,796
   Brixton Estate Plc                                       32,600         208,206
   Cable & Wireless Plc                                    177,309         473,628
   Carnival Plc                                              7,303         414,638
   CGU Plc                                                 334,679       3,731,975
   COLT Telecom Group Plc*                                 220,000         234,671
   Corus Group Plc*                                        552,637         416,111
   CRH Plc                                                 111,898       2,945,863
   De Vere Group                                            11,910         120,423
   Derwent Valley Holdings Plc                               7,337         156,526
   Dixons Group Plc                                        181,798         511,692
   DS Smith Plc                                             56,526         147,952
   easyJet Plc*                                             57,000         250,358
   Egg Plc*                                                 18,137          33,247
   FKI Plc                                                  54,999          95,888
   Friends Provident Plc                                   251,489         820,560
   George Wimpey Plc                                        53,053         417,534
   GKN Plc                                                  97,483         450,888
   Great Portland Estates Plc                               23,720         148,622
   Great Universal Stores Plc                               30,179         476,381
   Greene King Plc                                          10,413         237,643
   Hammerson Plc                                            40,357         643,554
   Hanson Plc                                              107,597       1,034,880
   HBOS Plc                                                 70,378       1,085,695
   Henderson Group Plc*                                     93,407         100,668
   Hilton Group Plc                                        247,398       1,269,585
   IMI Plc                                                   2,700          20,185
   InterContinental Hotels Group Plc*                       70,602         891,694
   International Power Plc                                 216,923         801,111
   Invensys Plc*                                            53,174          10,009
   iSOFT Group Plc                                          19,043         143,215
   ITV Plc                                                 396,302         873,879
   J Sainsbury Plc                                         280,691       1,435,404
   Kingfisher Plc                                          300,147       1,323,698
   Land Securities Group Plc                                46,433       1,157,075
   Liberty International Plc                                48,304         838,692
   London Merchant Securities Plc                           35,866         142,743
   Marks & Spencer Group Plc                               140,715         909,422
   Mersey Docks & Harbour Co.                               11,402         198,584
   MFI Furniture Group Plc                                  57,120         113,410
   Millennium & Copthorne Hotels Plc                        42,008         269,609
   Mitchells & Butlers Plc                                  69,152         414,377
   National Express Group Plc                               13,000         211,849
   Northern Foods Plc                                       10,000          28,325
   Northern Rock Plc                                         5,000   $      71,262
   O2 Plc                                                1,265,000       3,089,918
   Pearson Plc                                             109,023       1,285,091
   Peninsular and Oriental Steam
     Navigation Co.                                        110,376         627,764
   Persimmon Plc                                            38,670         541,434
   Pilkington Plc                                          159,945         343,373
   Pillar Property Plc                                      12,997         197,820
   Premier Oil Plc*                                         11,224         140,249
   Rank Group Plc                                           27,850         134,307
   Rolls-Royce Group Plc                                   241,727       1,244,814
   Royal & Sun Alliance Insurance Group Plc                439,617         660,054
   Royal Bank of Scotland Group Plc                          2,875          86,899
   Schroders Plc                                            28,000         379,991
   Scottish & Newcastle Plc                                141,113       1,173,197
   Scottish Power Plc                                      281,037       2,501,513
   Shire Pharmaceuticals Group Plc                          69,702         764,745
   Signet Group Plc                                            509             992
   Singer & Friedlander Group Plc                           25,157         141,953
   Slough Estates Plc                                       61,006         570,357
   Somerfield Plc                                           72,662         249,457
   Stagecoach Group Plc                                     67,345         142,465
   Stanley Leisure Plc                                      18,721         184,592
   Tate & Lyle Plc                                          50,831         434,677
   Taylor Woodrow Plc                                       87,449         529,505
   The Berkeley Group Holdings Plc*                         18,840         309,045
   Trinity Mirror Plc                                       42,590         471,863
   Uniq Plc                                                  2,050           5,696
   Vodafone Group Plc                                    6,240,747      15,215,822
   Westbury Plc                                             16,666         133,256
   WH Smith Plc                                             15,120          98,938
   Whitbread Plc                                            38,833         664,155
   Wilson Bowden Plc                                        13,000         264,520
   Wolverhampton & Dudley Breweries Plc                      9,700         200,677
   Woolworths Group Plc                                    191,054         126,730
   WPP Group Plc                                            79,431         818,088
   Xstrata                                                  54,628       1,054,753
                                                                     -------------
                                                                        77,857,332
                                                                     -------------
   TOTAL COMMON STOCKS
     (Identified Cost $301,180,046)                                    395,295,686
                                                                     -------------
RIGHTS -- 0.0%
ITALY -- 0.0%
   Banca Popolare di Lodi, expires 07/15/05*                35,500           6,928
                                                                     -------------
SINGAPORE -- 0.0%
   Oversea-Chinese Banking Corp. Ltd.,
     expires 07/06/05*                                       4,000          15,293
                                                                     -------------
SPAIN -- 0.0%
   Sacyr Vallehermoso SA, expires 07/12/05*                 14,555          10,742
                                                                     -------------
   TOTAL RIGHTS
     (Identified Cost $0)                                                   32,963
                                                                     -------------

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
WARRANTS -- 0.0%
FRANCE -- 0.0%
   Air France, expires 06/11/07*                             7,600   $       2,575
   Rallye SA, expires 11/30/05*                              1,100              66
                                                                     -------------
                                                                             2,641
                                                                     -------------
ITALY -- 0.0%
   Fiat SpA, expires 01/31/07*                               4,800           1,237
                                                                     -------------
   TOTAL WARRANTS
     (Identified Cost $9,435)                                                3,878
                                                                     -------------
SHORT-TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
   SSgA Government Money Market Fund                             1               1
   SSgA Money Market Fund                                1,498,705       1,498,705
                                                                     -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $1,498,706)                                        1,498,706
                                                                     -------------
TOTAL INVESTMENTS -- 99.1%
  (IDENTIFIED COST $302,688,187)#                                      396,831,233
  Cash and Other Assets, Less Liabilities --
    0.9%                                                                 3,605,802
                                                                     -------------
NET ASSETS -- 100%                                                   $ 400,437,035
                                                                     =============

  +   See Note 1.
  *   Non-income producing security
  # At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $303,899,311. Net unrealized appreciation aggregated $92,931,922 of which $95,392,571 related to appreciated investment securities and $2,460,649 related to depreciated investment securities.
  (a) Bankrupt/delisted security.
  (b) Securities were valued at fair value. Total market value of such investments amounted to $253,843, which represents 0.06% of net assets.

Ten Largest Industry Holdings June 30, 2005
(As a percentage of Net Assets):

INDUSTRY                          PERCENTAGE
--------                          ----------
Banks/Savings & Loans               13.1%
Insurance                           10.0%
Financial Services                   8.8%
Telecommunications                   6.8%
Building & Construction              6.2%
Diversified Operations               4.3%
Electronics                          3.3%
Oil & Gas                            3.0%
Auto & Related                       2.9%
Utilities                            2.5%

[CHART]

                 PORTFOLIO SECTORS (% OF PORTFOLIO MARKET VALUE)

United Kingdom                  19.7%
Japan                           17.0%
Other                           16.4%
France                          12.0%
Germany                          7.6%
Netherlands                      7.0%
Switzerland                      6.8%
Spain                            5.1%
Austrailia                       4.9%
Hong Kong                        3.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2005

                                                         SHARES          VALUE+
----------------------------------------------------------------------------------
MUTUAL FUNDS -- 99.8%
OTHER -- 99.8%
   DFA International Small Company
     Portfolio                                           9,636,626   $ 141,369,296
                                                                     -------------
   TOTAL MUTUAL FUNDS
     (Identified Cost $94,482,172)                                     141,369,296
                                                                     -------------

SHORT-TERM INVESTMENTS -- 0.0%
OTHER -- 0.0%
   SSgA Government Money Market Fund                             2               2
   SSgA Money Market Fund                                        2               2
                                                                     -------------
   TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $4)                                                        4
                                                                     -------------
TOTAL INVESTMENTS -- 99.8%
  (IDENTIFIED COST $94,482,176)#                                       141,369,300
  Cash and Other Assets, Less Liabilities --
    0.2%                                                                   272,905
                                                                     -------------
NET ASSETS -- 100%                                                   $ 141,642,205
                                                                     =============

  +  See Note 1.
  # At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $95,689,586. Net unrealized appreciation aggregated $45,679,714, which related solely to appreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS & LIABILITIES -- JUNE 30, 2005

                                                                                     SA                 SA
                                                                                FIXED INCOME        U.S. MARKET
                                                                                    FUND               FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market                                        $   380,883,254    $   379,925,960
   Short-term investments (at amortized cost)                                        2,810,471          3,273,888
   Cash                                                                                    549                125
   Foreign currency                                                                    262,264                 --
   Receivable for investments sold                                                          --                 --
   Dividend and interest receivable                                                  5,397,264            400,438
   Receivable for fund shares sold                                                   1,595,750          1,729,163
   Unrealized appreciation on foreign currency exchange contracts (Note 1)           2,329,427                 --
   Receivable due from the Manager (Note 2)                                            120,438             50,015
   Receivable for tax reclaims                                                              --                 --
   Prepaid Expenses                                                                        242                471
                                                                               ---------------    ---------------
     TOTAL ASSETS                                                                  393,399,659        385,380,060
                                                                               ---------------    ---------------

LIABILITIES
   Payable for investments purchased                                                        --          2,674,869
   Payable for fund shares redeemed                                                    275,475             43,755
   Unrealized depreciation on foreign currency exchange contracts (Note 1)           1,264,818                 --
   Advisory fee payable (Note 2)                                                       205,533            203,407
   Sub-Advisory fee payable (Note 2)                                                    60,079             15,647
   Administration fee payable (Note 2)                                                  42,967             43,468
   Trustees' fees payable (Note 2)                                                       2,425              2,425
   Shareholder servicing fee payable (Note 2)                                           79,051             78,233
   Professional fees payable                                                            34,378             34,378
   Accrued expenses and other liabilities                                               41,190             38,778
                                                                               ---------------    ---------------
     TOTAL LIABILITIES                                                               2,005,916          3,134,960
                                                                               ---------------    ---------------

NET ASSETS                                                                     $   391,393,743    $   382,245,100
                                                                               ===============    ===============
NET ASSETS CONSIST OF:
   Capital paid in                                                             $   390,123,206    $   343,101,426
   Undistributed net investment income                                               6,247,226          1,082,804
   Accumulated net realized gain/(loss)                                             (2,358,726)        (6,031,032)
   Net Unrealized appreciation/(depreciation) on:
     Investments                                                                    (3,593,928)        44,091,895
     Foreign currency translations                                                     975,965                  7
                                                                               ---------------    ---------------

NET ASSETS                                                                     $   391,393,743    $   382,245,100
                                                                               ===============    ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                                   37,898,516         35,752,082
NET ASSET VALUE PER SHARE                                                      $         10.33    $         10.69

IDENTIFIED COST OF INVESTMENTS                                                 $   387,287,653    $   339,107,953
COST OF FOREIGN CURRENCY                                                       $       262,156                 --

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     SA               SA U.S.
                                                                                  U.S. HBtM        SMALL COMPANY
                                                                                    FUND               FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market                                        $   219,314,637    $   187,206,942
   Short-term investments (at amortized cost)                                        1,900,002          1,169,057
   Cash                                                                                    658             56,185
   Foreign currency                                                                         --                 --
   Receivable for investments sold                                                     105,095            876,879
   Dividend and interest receivable                                                    208,754             96,834
   Receivable for fund shares sold                                                     847,286            651,885
   Unrealized appreciation on foreign currency exchange contracts (Note 1)                  --                 --
   Receivable due from the Manager (Note 2)                                             67,253             71,629
   Receivable for tax reclaims                                                              --                 --
   Prepaid Expenses                                                                        471                471
                                                                               ---------------    ---------------
     TOTAL ASSETS                                                                  222,444,156        190,129,882
                                                                               ---------------    ---------------

LIABILITIES
   Payable for investments purchased                                                        --          1,170,691
   Payable for fund shares redeemed                                                     28,916             27,191
   Unrealized depreciation on foreign currency exchange contracts (Note 1)                  --                 --
   Advisory fee payable (Note 2)                                                       117,667             98,743
   Sub-Advisory fee payable (Note 2)                                                    48,877             57,726
   Administration fee payable (Note 2)                                                  26,238             22,603
   Trustees' fees payable (Note 2)                                                       2,425              2,425
   Shareholder servicing fee payable (Note 2)                                           45,257             37,978
   Professional fees payable                                                            34,378             39,878
   Accrued expenses and other liabilities                                               27,460             35,464
                                                                               ---------------    ---------------
     TOTAL LIABILITIES                                                                 331,218          1,492,699
                                                                               ---------------    ---------------

NET ASSETS                                                                     $   222,112,938    $   188,637,183
                                                                               ===============    ===============
NET ASSETS CONSIST OF:
   Capital paid in                                                             $   179,335,636    $   142,284,134
   Undistributed net investment income                                                 199,725                 --
   Accumulated net realized gain/(loss)                                              3,314,920          8,140,743
   Net Unrealized appreciation/(depreciation) on:
     Investments                                                                    39,262,657         38,212,306
     Foreign currency translations                                                          --                 --
                                                                               ---------------    ---------------

NET ASSETS                                                                     $   222,112,938    $   188,637,183
                                                                               ===============    ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                                   18,524,709         10,752,333
NET ASSET VALUE PER SHARE                                                      $         11.99    $         17.54

IDENTIFIED COST OF INVESTMENTS                                                 $   181,951,982    $   150,163,693
COST OF FOREIGN CURRENCY                                                                    --                 --

                                                                                                   SA INTERNATIONAL
                                                                               SA INTERNATIONAL     SMALL COMPANY
                                                                                   HBtM FUND             FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market                                        $    395,332,527    $    141,369,296
   Short-term investments (at amortized cost)                                         1,498,706                   4
   Cash                                                                                     789                  --
   Foreign currency                                                                     775,014                  --
   Receivable for investments sold                                                    8,430,983                  --
   Dividend and interest receivable                                                     993,585                  --
   Receivable for fund shares sold                                                    1,697,296             465,477
   Unrealized appreciation on foreign currency exchange contracts (Note 1)                   --                  --
   Receivable due from the Manager (Note 2)                                                  --                  --
   Receivable for tax reclaims                                                          179,558                  --
   Prepaid Expenses                                                                         470                 470
                                                                               ----------------    ----------------
     TOTAL ASSETS                                                                   408,908,928         141,835,247
                                                                               ----------------    ----------------

LIABILITIES
   Payable for investments purchased                                                  7,914,370                  --
   Payable for fund shares redeemed                                                      71,113              10,375
   Unrealized depreciation on foreign currency exchange contracts (Note 1)                   --                  --
   Advisory fee payable (Note 2)                                                        210,622              77,430
   Sub-Advisory fee payable (Note 2)                                                     67,181                  --
   Administration fee payable (Note 2)                                                   45,731              15,397
   Trustees' fees payable (Note 2)                                                        2,425               2,425
   Shareholder servicing fee payable (Note 2)                                            81,009              28,764
   Professional fees payable                                                             39,878              37,878
   Accrued expenses and other liabilities                                                39,564              20,773
                                                                               ----------------    ----------------
     TOTAL LIABILITIES                                                                8,471,893             193,042
                                                                               ----------------    ----------------

NET ASSETS                                                                     $    400,437,035    $    141,642,205
                                                                               ================    ================
NET ASSETS CONSIST OF:
   Capital paid in                                                             $    297,072,671    $     91,756,742
   Undistributed net investment income                                                4,842,295             487,891
   Accumulated net realized gain/(loss)                                               4,412,853           2,510,448
   Net Unrealized appreciation/(depreciation) on:
     Investments                                                                     94,143,046          46,887,124
     Foreign currency translations                                                      (33,830)                 --
                                                                               ----------------    ----------------

NET ASSETS                                                                     $    400,437,035    $    141,642,205
                                                                               ================    ================

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 PAR VALUE; UNLIMITED SHARES AUTHORIZED)                                    31,063,615           8,647,249
NET ASSET VALUE PER SHARE                                                      $          12.89    $          16.38

IDENTIFIED COST OF INVESTMENTS                                                 $    302,688,187    $     94,482,176
COST OF FOREIGN CURRENCY                                                       $        780,368                  --

STATEMENTS OF OPERATIONS -- YEAR ENDED JUNE 30, 2005

                                                                                     SA                 SA
                                                                                FIXED INCOME        U.S. MARKET
                                                                                    FUND               FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividends                                                                 $            --    $     6,461,652
     Interest                                                                       11,951,252             52,252
     Less: Taxes witheld                                                                    --               (850)
                                                                               ---------------    ---------------

   TOTAL INCOME                                                                     11,951,252          6,513,054
                                                                               ---------------    ---------------
   EXPENSES:
     Advisory fees (Note 2)                                                          2,127,179          2,148,808
     Sub-Advisory fees (Note 2)                                                        621,790            165,293
     Shareholder service fees (Note 2)                                                 818,146            826,465
     Administration fees (Note 2)                                                      327,258            330,586
     Deferred expense reimbursement (Note 2)                                                --                 --
     Sub-Administration fees (Note 2)                                                  122,973            125,545
     Trustees' fees and expenses (Note 2)                                               17,361             17,361
     Custody and accounting fees                                                       113,239            177,764
     Transfer agent fees                                                                55,972             59,879
     Professional fees                                                                  68,261             68,261
     Registration fees                                                                  40,027             34,509
     Other expenses                                                                     35,650             34,250
                                                                               ---------------    ---------------

   TOTAL EXPENSES BEFORE WAIVERS:                                                    4,347,856          3,988,721
     Less: Fee waiver by Advisor (Note 2)                                             (791,403)          (342,918)
           Fee waiver by Sub-Advisor (Note 2)                                         (283,871)           (75,477)
                                                                               ---------------    ---------------

     NET EXPENSES                                                                    3,272,582          3,570,326
                                                                               ---------------    ---------------

   NET INVESTMENT INCOME (LOSS)                                                      8,678,670          2,942,728
                                                                               ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
        Investments                                                                 (1,888,480)         1,434,450
        Foreign currency transactions                                                5,876,512                 36
        Distributions from other Registered Investment Companies                            --            258,743
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/DEPRECIATION ON:
        Investments                                                                  1,650,799         16,689,414
        Foreign currency translations                                                1,045,293                  7
                                                                               ---------------    ---------------

     Net realized and unrealized gain on investments and change in
        unrealized appreciation                                                      6,684,124         18,382,650
                                                                               ---------------    ---------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    15,362,794    $    21,325,378
                                                                               ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     SA               SA U.S.
                                                                                  U.S. HBtM        SMALL COMPANY
                                                                                    FUND               FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividends                                                                 $     2,675,963    $     1,362,771
     Interest                                                                           37,385             31,500
     Less: Taxes witheld                                                                  (834)                --
                                                                               ---------------    ---------------

   TOTAL INCOME                                                                      2,712,514          1,394,271
                                                                               ---------------    ---------------
   EXPENSES:
     Advisory fees (Note 2)                                                          1,235,603          1,036,474
     Sub-Advisory fees (Note 2)                                                        513,251            605,938
     Shareholder service fees (Note 2)                                                 475,232            398,644
     Administration fees (Note 2)                                                      190,093            159,457
     Deferred expense reimbursement (Note 2)                                                --                 --
     Sub-Administration fees (Note 2)                                                   76,859             66,380
     Trustees' fees and expenses (Note 2)                                               17,361             17,361
     Custody and accounting fees                                                        71,537            211,716
     Transfer agent fees                                                                57,456             57,229
     Professional fees                                                                  68,260             73,760
     Registration fees                                                                  26,374             24,031
     Other expenses                                                                     31,731             31,283
                                                                               ---------------    ---------------

   TOTAL EXPENSES BEFORE WAIVERS:                                                    2,763,757          2,682,273
     Less: Fee waiver by Advisor (Note 2)                                             (381,314)          (364,492)
           Fee waiver by Sub-Advisor (Note 2)                                         (234,394)          (276,725)
                                                                               ---------------    ---------------

     NET EXPENSES                                                                    2,148,049          2,041,056
                                                                               ---------------    ---------------

   NET INVESTMENT INCOME (LOSS)                                                        564,465           (646,785)
                                                                               ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
        Investments                                                                  6,148,054         10,350,157
        Foreign currency transactions                                                      108                 --
        Distributions from other Registered Investment Companies                            --                 --
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/DEPRECIATION ON:
        Investments                                                                 16,660,418          3,806,654
        Foreign currency translations                                                       --                 --
                                                                               ---------------    ---------------

     Net realized and unrealized gain on investments and change in
        unrealized appreciation                                                     22,808,580         14,156,811
                                                                               ---------------    ---------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $    23,373,045    $    13,510,026
                                                                               ===============    ===============

                                                                                                   SA INTERNATIONAL
                                                                               SA INTERNATIONAL     SMALL COMPANY
                                                                                   HBtM FUND             FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
     Dividends                                                                 $     11,050,747    $      2,609,772
     Interest                                                                            63,666                  --
     Less: Taxes witheld                                                             (1,154,638)                 --
                                                                               ----------------    ----------------

   TOTAL INCOME                                                                       9,959,775           2,609,772
                                                                               ----------------    ----------------
   EXPENSES:
     Advisory fees (Note 2)                                                           2,244,299             794,929
     Sub-Advisory fees (Note 2)                                                       1,312,051                  --
     Shareholder service fees (Note 2)                                                  863,192             305,742
     Administration fees (Note 2)                                                       345,277             122,297
     Deferred expense reimbursement (Note 2)                                             34,978              58,893
     Sub-Administration fees (Note 2)                                                   131,356              45,054
     Trustees' fees and expenses (Note 2)                                                17,361              17,361
     Custody and accounting fees                                                        236,216              41,218
     Transfer agent fees                                                                 58,220              56,425
     Professional fees                                                                   73,761              71,761
     Registration fees                                                                   30,116              21,040
     Other expenses                                                                      34,410              30,678
                                                                               ----------------    ----------------

   TOTAL EXPENSES BEFORE WAIVERS:                                                     5,381,237           1,565,398
     Less: Fee waiver by Advisor (Note 2)                                                    --                  --
           Fee waiver by Sub-Advisor (Note 2)                                          (599,393)                 --
                                                                               ----------------    ----------------

     NET EXPENSES                                                                     4,781,844           1,565,398
                                                                               ----------------    ----------------

   NET INVESTMENT INCOME (LOSS)                                                       5,177,931           1,044,374
                                                                               ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON:
        Investments                                                                  11,545,470           3,990,780
        Foreign currency transactions                                                    34,621                  --
        Distributions from other Registered Investment Companies                             --                  --
     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/DEPRECIATION ON:
        Investments                                                                  33,414,675          14,467,317
        Foreign currency translations                                                   (54,668)                 --
                                                                               ----------------    ----------------

     Net realized and unrealized gain on investments and change in
        unrealized appreciation                                                      44,940,098          18,458,097
                                                                               ----------------    ----------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $     50,118,029    $     19,502,471
                                                                               ================    ================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SA FIXED INCOME FUND
                                                                               ----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  6/30/2005          6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                                     $     8,678,670    $     5,224,133
     Net realized gain on investments and foreign currency transactions              3,988,032          1,783,939
     Net increase (decrease) in unrealized appreciation (depreciation)               2,696,092        (11,121,907)
                                                                               ---------------    ---------------
     Net increase (decrease) in net assets from operations                          15,362,794         (4,113,835)
                                                                               ---------------    ---------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                          (8,341,478)        (6,002,605)
     Net realized gains                                                                     --         (7,016,590)
                                                                               ---------------    ---------------
   TOTAL DISTRIBUTIONS                                                              (8,341,478)       (13,019,195)
                                                                               ---------------    ---------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                 147,329,096        152,836,926
     Value of distributions reinvested                                               7,194,242          8,817,716
     Cost of shares redeemed                                                       (49,625,242)       (44,106,666)
                                                                               ---------------    ---------------
   TOTAL SHARE TRANSACTIONS                                                        104,898,096        117,547,976
                                                                               ---------------    ---------------
   TOTAL INCREASE IN NET ASSETS                                                    111,919,412        100,414,946

NET ASSETS
   Beginning of period                                                             279,474,331        179,059,385
                                                                               ---------------    ---------------
   End of Period                                                               $   391,393,743    $   279,474,331
                                                                               ===============    ===============

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $     6,247,226    $        33,522

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                      14,343,703         14,621,743
   Issued for distributions reinvested                                                 701,501            857,120
   Shares redeemed                                                                  (4,829,345)        (4,214,362)
                                                                               ---------------    ---------------
   Net increase in fund shares                                                      10,215,859         11,264,501
                                                                               ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      SA U.S. MARKET FUND
                                                                               ----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  6/30/2005          6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                                     $     2,942,728    $     1,179,999
     Net realized gain on investments and foreign currency transactions              1,693,229            443,962
     Net increase (decrease) in unrealized appreciation (depreciation)              16,689,421         34,191,245
                                                                               ---------------    ---------------
     Net increase (decrease) in net assets from operations                          21,325,378         35,815,206
                                                                               ---------------    ---------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                          (2,293,244)        (1,153,538)
     Net realized gains                                                                     --                 --
                                                                               ---------------    ---------------
   TOTAL DISTRIBUTIONS                                                              (2,293,244)        (1,153,538)
                                                                               ---------------    ---------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                 115,957,596        124,197,121
     Value of distributions reinvested                                               1,823,211            794,363
     Cost of shares redeemed                                                       (44,041,099)       (30,749,207)
                                                                               ---------------    ---------------
   TOTAL SHARE TRANSACTIONS                                                         73,739,708         94,242,277
                                                                               ---------------    ---------------
   TOTAL INCREASE IN NET ASSETS                                                     92,771,842        128,903,945

NET ASSETS
   Beginning of period                                                             289,473,258        160,569,313
                                                                               ---------------    ---------------
   End of Period                                                               $   382,245,100    $   289,473,258
                                                                               ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $     1,082,804    $       432,561

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                      11,242,455         12,910,840
   Issued for distributions reinvested                                                 170,393             82,062
   Shares redeemed                                                                  (4,263,007)        (3,200,815)
                                                                               ---------------    ---------------
   Net increase in fund shares                                                       7,149,841          9,792,087
                                                                               ===============    ===============

                                                                                       SA U.S. HBtM FUND
                                                                               ----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  6/30/2005          6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                                     $       564,465    $       438,435
     Net realized gain on investments and foreign currency transactions              6,148,162          2,493,375
     Net increase (decrease) in unrealized appreciation (depreciation)              16,660,418         21,983,739
                                                                               ---------------    ---------------
     Net increase (decrease) in net assets from operations                          23,373,045         24,915,549
                                                                               ---------------    ---------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (552,138)          (413,852)
     Net realized gains                                                             (1,854,403)                --
                                                                               ---------------    ---------------
   TOTAL DISTRIBUTIONS                                                              (2,406,541)          (413,852)
                                                                               ---------------    ---------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                  64,144,795         70,539,416
     Value of distributions reinvested                                               1,938,404            296,345
     Cost of shares redeemed                                                       (29,491,919)       (19,334,268)
                                                                               ---------------    ---------------
   TOTAL SHARE TRANSACTIONS                                                         36,591,280         51,501,493
                                                                               ---------------    ---------------
   TOTAL INCREASE IN NET ASSETS                                                     57,557,784         76,003,190

NET ASSETS
   Beginning of period                                                             164,555,154         88,551,964
                                                                               ---------------    ---------------
   End of Period                                                               $   222,112,938    $   164,555,154
                                                                               ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $       199,725    $       187,289

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                       5,709,331          6,990,572
   Issued for distributions reinvested                                                 166,387             29,111
   Shares redeemed                                                                  (2,605,558)        (1,940,365)
                                                                               ---------------    ---------------
   Net increase in fund shares                                                       3,270,160          5,079,318
                                                                               ===============    ===============

                                                                                   SA U.S. SMALL COMPANY FUND
                                                                               ----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  6/30/2005          6/30/2004
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss)                                              $      (646,785)   $      (482,132)
     Net realized gain on investments and foreign currency transactions             10,350,157          4,457,130
     Net increase in unrealized appreciation                                         3,806,654         24,643,939
                                                                               ---------------    ---------------
     Net increase in net assets from operations                                     13,510,026         28,618,937
                                                                               ---------------    ---------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                  --                 --
     Net realized gains                                                                     --                 --
                                                                               ---------------    ---------------
   TOTAL DISTRIBUTIONS                                                                      --                 --
                                                                               ---------------    ---------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                  54,152,178         55,183,019
     Value of distributions reinvested                                                      --                 --
     Cost of shares redeemed                                                       (22,057,208)       (16,919,753)
                                                                               ---------------    ---------------
   TOTAL SHARE TRANSACTIONS                                                         32,094,970         38,263,266
                                                                               ---------------    ---------------
   TOTAL INCREASE IN NET ASSETS                                                     45,604,996         66,882,203

NET ASSETS
   Beginning of period                                                             143,032,187         76,149,984
                                                                               ---------------    ---------------
   End of Period                                                               $   188,637,183    $   143,032,187
                                                                               ===============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $            --    $            --

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                       3,300,164          3,665,977
   Issued for distributions reinvested                                                      --                 --
   Shares redeemed                                                                  (1,352,747)        (1,130,095)
                                                                               ---------------    ---------------
   Net increase in fund shares                                                       1,947,417          2,535,882
                                                                               ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    SA INTERNATIONAL HBtM FUND
                                                                               -----------------------------------
                                                                                  YEAR ENDED          YEAR ENDED
                                                                                  6/30/2005           6/30/2004
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss)                                              $     5,177,931    $      2,082,854
     Net realized gain on investments and foreign currency transactions             11,580,091           9,555,765
     Net increase in unrealized appreciation                                        33,360,007          53,318,910
                                                                               ---------------    ----------------
     Net increase in net assets from operations                                     50,118,029          64,957,529
                                                                               ---------------    ----------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                          (2,339,023)         (1,980,137)
     Net realized gains                                                                     --                  --
                                                                               ---------------    ----------------
   TOTAL DISTRIBUTIONS                                                              (2,339,023)         (1,980,137)
                                                                               ---------------    ----------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                 122,787,368         113,736,865
     Value of distributions reinvested                                               1,862,033           1,387,833
     Cost of shares redeemed                                                       (57,893,723)        (47,091,570)
                                                                               ---------------    ----------------
   TOTAL SHARE TRANSACTIONS                                                         66,755,678          68,033,128
                                                                               ---------------    ----------------
   TOTAL INCREASE IN NET ASSETS                                                    114,534,685         131,010,520

NET ASSETS
   Beginning of period                                                             285,902,351         154,891,831
                                                                               ---------------    ----------------
   End of Period                                                               $   400,437,035    $    285,902,351
                                                                               ===============    ================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $     4,842,295    $      1,968,766

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                      10,001,321          11,253,001
   Issued for distributions reinvested                                                 146,157             136,463
   Shares redeemed                                                                  (4,663,843)         (4,720,210)
                                                                               ---------------    ----------------
   Net increase in fund shares                                                       5,483,635           6,669,254
                                                                               ===============    ================

                                                                               SA INTERNATIONAL SMALL COMPANY FUND
                                                                               -----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  6/30/2005          6/30/2004
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss)                                              $     1,044,374    $      1,068,163
     Net realized gain on investments and foreign currency transactions              3,990,780           1,486,114
     Net increase in unrealized appreciation                                        14,467,317          24,358,504
                                                                               ---------------    ----------------
     Net increase in net assets from operations                                     19,502,471          26,912,781
                                                                               ---------------    ----------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                          (1,340,319)           (506,706)
     Net realized gains                                                               (223,005)                 --
                                                                               ---------------    ----------------
   TOTAL DISTRIBUTIONS                                                              (1,563,324)           (506,706)
                                                                               ---------------    ----------------

   SHARE TRANSACTIONS
     Proceeds from sales of shares                                                  40,837,970          41,578,850
     Value of distributions reinvested                                               1,232,479             367,109
     Cost of shares redeemed                                                       (20,256,391)        (20,929,059)
                                                                               ---------------    ----------------
   TOTAL SHARE TRANSACTIONS                                                         21,814,058          21,016,900
                                                                               ---------------    ----------------
   TOTAL INCREASE IN NET ASSETS                                                     39,753,205          47,422,975

NET ASSETS
   Beginning of period                                                             101,889,000          54,466,025
                                                                               ---------------    ----------------
   End of Period                                                               $   141,642,205    $    101,889,000
                                                                               ===============    ================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD                             $       487,891    $        587,466

CAPITAL SHARE TRANSACTIONS
   Shares sold by subscription                                                       2,641,333           3,399,455
   Issued for distributions reinvested                                                  79,361              30,239
   Shares redeemed                                                                  (1,295,622)         (1,735,358)
                                                                               ---------------    ----------------
   Net increase in fund shares                                                       1,425,072           1,694,336
                                                                               ===============    ================

FINANCIAL HIGHLIGHTS

                                                                                      SA FIXED
                                                                                    INCOME FUND
                                                   -----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2005   JUNE 30, 2004   JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (I CLASS)
Net Asset Value, Beginning of Period               $       10.10   $       10.91   $       10.21   $        9.87   $       10.04
                                                   -------------   -------------   -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.26            0.24            0.31            0.30            0.44
   Net realized and unrealized gain (loss)
     on investments                                         0.22           (0.44)           0.72            0.34            0.13
                                                   -------------   -------------   -------------   -------------   -------------
Total from investment operations                            0.48           (0.20)           1.03            0.64            0.57
                                                   -------------   -------------   -------------   -------------   -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                    (0.25)          (0.27)          (0.26)          (0.28)          (0.74)
   Distributions from capital gains                           --           (0.34)          (0.07)          (0.02)             --
                                                   -------------   -------------   -------------   -------------   -------------
Total distributions                                        (0.25)          (0.61)          (0.33)          (0.30)          (0.74)
                                                   -------------   -------------   -------------   -------------   -------------

Net asset value, end of period                     $       10.33   $       10.10   $       10.91   $       10.21   $        9.87
                                                   =============   =============   =============   =============   =============

Total return                                                4.81%          (1.88)%         10.19%           6.59%           5.88%
Net assets, end of period (000s)                   $     391,394   $     279,474   $     179,059   $     116,022   $      45,455
Ratio of net expenses to average net assets                 1.00%           1.00%           0.89%           0.85%           0.87%
Ratio of gross expenses to average net assets (1)           1.33%           1.34%           1.40%           1.59%           2.06%
Ratio of net investment income to average
   net assets                                               2.65%           2.33%           3.00%           3.59%           4.20%
Portfolio turnover rate                                       75%             83%             85%             77%            135%
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   income per share would have been (1)            $        0.23   $        0.20   $        0.27   $        0.24   $        0.31

(1)  Gross expenses before waivers of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      SA U.S.
                                                                                    MARKET FUND
                                                   -----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2005   JUNE 30, 2004   JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (I CLASS)
Net Asset Value, Beginning of Period               $       10.12   $        8.54   $        8.57   $       10.26   $       11.59
                                                   -------------   -------------   -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.09            0.04            0.05            0.03            0.04
   Net realized and unrealized gain (loss)
     on investments                                         0.55            1.59           (0.04)          (1.69)          (1.30)
                                                   -------------   -------------   -------------   -------------   -------------
Total from investment operations                            0.64            1.63            0.01           (1.66)          (1.26)
                                                   -------------   -------------   -------------   -------------   -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                    (0.07)          (0.05)          (0.04)          (0.03)          (0.04)
   Distributions from capital gains                           --              --              --              --           (0.03)
                                                   -------------   -------------   -------------   -------------   -------------
Total distributions                                        (0.07)          (0.05)          (0.04)          (0.03)          (0.07)
                                                   -------------   -------------   -------------   -------------   -------------

Net asset value, end of period                     $       10.69   $       10.12   $        8.54   $        8.57   $       10.26
                                                   =============   =============   =============   =============   =============

Total return                                                6.35%          19.12%           0.17%         (16.20)%        (10.89)%
Net assets, end of period (000s)                   $     382,245   $     289,473   $     160,569   $     108,053   $      55,605
Ratio of net expenses to average net assets                 1.08%           1.08%           0.97%           0.92%           0.95%
Ratio of gross expenses to average net assets (1)           1.21%           1.24%           1.38%           1.52%           1.87%
Ratio of net investment income to average
   net assets                                               0.89%           0.52%           0.67%           0.43%           0.44%
Portfolio turnover rate                                        1%              1%              2%              1%             16%
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   income (loss) per share would have been (1)     $        0.08   $        0.03   $        0.02   $       (0.01)  $       (0.04)

(1)  Gross expenses before waivers of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       SA U.S.
                                                                                      HBtM FUND
                                                   -------------------------------------------------------------------------------
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       (I CLASS)
Net Asset Value, Beginning of Period               $       10.79    $        8.70    $        8.75   $       11.02   $        8.62
                                                   -------------    -------------    -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.03             0.03             0.03            0.01            0.08
   Net realized and unrealized gain (loss)
     on investments                                         1.31             2.09            (0.06)          (2.24)           2.46
                                                   -------------    -------------    -------------   -------------   -------------
Total from investment operations                            1.34             2.12            (0.03)          (2.23)           2.54
                                                   -------------    -------------    -------------   -------------   -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income                    (0.03)           (0.03)           (0.02)          (0.04)          (0.11)
   Distributions from capital gains                        (0.11)              --               --              --           (0.03)
                                                   -------------    -------------    -------------   -------------   -------------
Total distributions                                        (0.14)           (0.03)           (0.02)          (0.04)          (0.14)
                                                   -------------    -------------    -------------   -------------   -------------

Net asset value, end of period                     $       11.99    $       10.79    $        8.70   $        8.75   $       11.02
                                                   =============    =============    =============   =============   =============

Total return                                               12.50%           24.46%           (0.27)%        (20.31)%         29.69%
Net assets, end of period (000s)                   $     222,113    $     164,555    $      88,552   $      57,664   $      29,578
Ratio of net expenses to average net assets                 1.13%            1.13%            1.08%           1.05%           1.07%
Ratio of gross expenses to average net
   assets (1)                                               1.45%            1.51%            1.75%           1.92%           2.61%
Ratio of net investment income to average
   net assets                                               0.30%            0.35%            0.47%           0.23%           1.03%
Portfolio turnover rate                                        5%               9%               7%              3%             26%
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   income (loss) per share would have been (1)     $       (0.00)** $       (0.00)** $       (0.02)  $       (0.04)  $       (0.04)

**   Amounts round to less than $0.01.
(1)  Gross expenses before waivers of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      SA U.S.
                                                                                 SMALL COMPANY FUND
                                                   -----------------------------------------------------------------------------
                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2005   JUNE 30, 2004   JUNE 30, 2003   JUNE 30, 2002   JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (I CLASS)
Net Asset Value, Beginning of Period               $       16.24   $       12.15   $       12.24   $       13.68   $       12.58
                                                   -------------   -------------   -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                     (0.06)          (0.05)          (0.03)          (0.05)          (0.03)
   Net realized and unrealized gain (loss)
     on investments                                         1.36            4.14           (0.06)          (1.39)           1.16
                                                   -------------   -------------   -------------   -------------   -------------
Total from investment operations                            1.30            4.09           (0.09)          (1.44)           1.13
                                                   -------------   -------------   -------------   -------------   -------------

LESS DISTRIBUTIONS:
   Distributions from capital gains                           --              --              --              --           (0.03)
                                                   -------------   -------------   -------------   -------------   -------------
Total distributions                                           --              --              --              --           (0.03)
                                                   -------------   -------------   -------------   -------------   -------------

Net asset value, end of period                     $       17.54   $       16.24   $       12.15   $       12.24   $       13.68
                                                   =============   =============   =============   =============   =============

Total return                                                8.00%          33.66%          (0.74)%        (10.52)%          9.02%
Net assets, end of period (000s)                   $     188,637   $     143,032   $      76,150   $      53,854   $      29,252
Ratio of net expenses to average net assets                 1.28%           1.28%           1.26%           1.25%           1.26%
Ratio of gross expenses to average net assets (1)           1.68%           1.74%           2.11%           2.38%           3.32%
Ratio of net investment loss to average net assets         (0.41)%         (0.44)%         (0.38)%         (0.51)%         (0.28)%
Portfolio turnover rate                                        9%              6%              7%              5%             17%
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   loss per share would have been (1)              $       (0.12)  $       (0.11)  $       (0.11)  $       (0.15)  $       (0.22)

(1)  Gross expenses before waivers of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             SA INTERNATIONAL
                                                                                 HBtM FUND
                                           -------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           JUNE 30, 2005     JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (I CLASS)
Net Asset Value, Beginning of Period       $       11.18     $        8.19     $        8.54     $        9.41     $        9.99
                                           -------------     -------------     -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.16              0.08              0.07              0.03              0.09
   Net realized and unrealized gain (loss)
     on investments                                 1.63              3.00             (0.38)            (0.79)            (0.60)
                                           -------------     -------------     -------------     -------------     -------------
Total from investment operations                    1.79              3.08             (0.31)            (0.76)            (0.51)
                                           -------------     -------------     -------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income            (0.08)            (0.09)            (0.04)            (0.07)            (0.06)
   Distributions from capital gains                   --                --                --             (0.04)            (0.01)
                                           -------------     -------------     -------------     -------------     -------------
Total distributions                                (0.08)            (0.09)            (0.04)            (0.11)            (0.07)
                                           -------------     -------------     -------------     -------------     -------------

Net asset value, end of period             $       12.89     $       11.18     $        8.19     $        8.54     $        9.41
                                           =============     =============     =============     =============     =============

Total return                                       16.06%            37.76%            (3.51)%           (8.08)%           (5.15)%
Net assets, end of period (000s)           $     400,437     $     285,902     $     154,892     $     124,215     $      60,642
Ratio of net expenses to average net
   assets                                           1.38%             1.53%             1.47%             1.45%             1.47%
Ratio of gross expenses to average net
   assets (1)                                       1.56%(3)          1.71%(2)          1.71%(1)          1.80%(1)          2.10%(1)
Ratio of net investment income (loss) to
   average net assets                               1.50%             0.94%             1.18%             0.91%             1.27%
Portfolio turnover rate                               11%               12%               13%                3%               12%
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   income per share would have been (1)    $        0.14     $        0.07     $        0.07     $        0.02     $        0.05

(1)  Gross expenses before waivers of expenses.
(2) Gross expenses include effect of $265,139 of expense recapture by manager, an increase of 0.12% on an annualized basis.
(3) Gross expenses include effect of $34,978 of expense recapture by Manager, an increase of 0.01% on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             SA INTERNATIONAL
                                                                            SMALL COMPANY FUND
                                           -------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           JUNE 30, 2005     JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (I CLASS)
Net Asset Value, Beginning of Period       $       14.11     $        9.85     $        9.16     $        9.18     $       10.42
                                           -------------     -------------     -------------     -------------     -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.12              0.16              0.04              0.01              0.05
   Net realized and unrealized gain (loss)
   on investments                                   2.35              4.18              0.70              0.03             (1.11)
                                           -------------     -------------     -------------     -------------     -------------
Total from investment operations                    2.47              4.34              0.74              0.04             (1.06)
                                           -------------     -------------     -------------     -------------     -------------

LESS DISTRIBUTIONS:
   Dividends from net investment income            (0.17)            (0.08)            (0.05)            (0.06)               --
   Distributions from capital gains                (0.03)               --                --                --             (0.18)
                                           -------------     -------------     -------------     -------------     -------------
Total distributions                                (0.20)            (0.08)            (0.05)            (0.06)            (0.18)
                                           -------------     -------------     -------------     -------------     -------------

Net asset value, end of period             $       16.38     $       14.11     $        9.85     $        9.16     $        9.18
                                           =============     =============     =============     =============     =============

Total return                                       17.58%            44.21%             8.16%             0.47%           (10.15)
Net assets, end of period (000s)           $     141,642     $     101,889     $      54,466     $      39,293     $      17,850
Ratio of net expenses to average net
   assets                                           1.28%             1.28%             1.28%             1.28%             1.29%
Ratio of gross expenses to average
   net assets                                       1.28%(3)          1.31%(2)          1.62%(1)          1.92%(1)          3.04%(1)
Ratio of net investment income to
   average net assets                               0.85%             1.35%             0.47%             0.39%             0.68%
Portfolio turnover rate                              N/A               N/A               N/A               N/A               N/A
Without giving effect to the expense
   waivers described in Note 2 to the
   Financial Statements, net investment
   income (loss) per share would
   have been (1)                           $        0.12     $        0.16     $        0.01     $       (0.01)    $       (0.08)

(1)  Gross expenses before waivers of expenses.
(2) Gross expenses include effect of $3,766 expense recapture by manager, an increase of less than .005% on an annualized basis.
(3) Gross expenses include effect of $58,893 expense recapture by manager, an increase of less than 0.05% on an annualized basis.
N/A Refer to financial statements of respective Master Fund, included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      SA Funds--Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), and currently offers the following Funds:

      SA Fixed Income Fund
      SA U.S. Market Fund
      SA U.S. HBtM Fund
      SA U.S. Small Company Fund
      SA International HBtM Fund
      SA International Small Company Fund

      All of the Funds commenced investment operations on August 5, 1999, except SA Fixed Income Fund, which commenced operations on July 29, 1999.

      Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination).

      Effective October 30, 2000, SA International Small Company Fund became a feeder fund in a master/feeder relationship, such that it invests all of its investable assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). (Prior to the effective date, SA International Small Company Fund was a fund of funds.) The investment objective and fundamental policies of the Master Fund are the same as those of SA International Small Company Fund. As of June 30, 2005, SA International Small Company Fund held approximately 6.58% of the Master Fund. The performance of SA International Small Company Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

      SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued according to the official closing price, if any, or at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by pricing services approved by the Board of Trustees of the Trust. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been haulted or suspended; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

      The shares of SSgA Government Money Market Fund and SSgA Money Market Fund held by the Funds, shares of the DFA U.S. MicroCap Portfolio held by SA U.S. Market Fund, and shares of the Master Fund held by SA International Small Company Fund are valued at the respective daily net asset value of the purchased fund. Valuation of securities by the Master Fund is discussed in the Master Fund's Notes to Financial Statements, which are included elsewhere in this report.

      REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. ("DFA" or the Funds' "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

      FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

      The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

      SA Fixed Income Fund, SA International HBtM Fund and SA International Small Company Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency exchange contracts in the Funds' Statements of Assets and Liabilities and is included in foreign currency translations as shown on the Funds' Statements of Operations. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

      Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

      At June 30, 2005, SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                                                      LOCAL        AGGREGATE                       UNREALIZED
                                                    DELIVERY        CURRENCY          FACE            TOTAL       APPRECIATION
                                                      DATE           AMOUNT          AMOUNT           VALUE      (DEPRECIATION)
                                                   ----------      -----------   -------------   --------------  --------------
      Canadian Dollar (sell)                       07/11/2005       99,798,732   $  80,207,620   $   81,441,160  $   (1,233,540)
      Euro Currency (sell)                         07/11/2005       62,282,366   $  76,510,150   $   75,379,926  $    1,130,224
      Euro Currency (sell)                         07/11/2005        2,244,247   $   2,755,756   $    2,716,197  $       39,559
      Euro Currency (sell)                         07/11/2005        6,386,653   $   7,702,751   $    7,729,723  $      (26,972)
      Euro Currency (sell)                         07/11/2005        2,205,307   $   2,664,761   $    2,669,068  $       (4,307)
      Euro Currency (sell)                         07/11/2005        5,389,044   $   6,601,148   $    6,522,324  $       78,824
      Swedish Krona (sell)                         07/11/2005      177,231,051   $  23,733,700   $   22,721,568  $    1,012,132
      Swedish Krona (sell)                         07/11/2005       20,675,681   $   2,719,375   $    2,650,686  $       68,689
                                                                                                                 --------------
                                                                                                                 $    1,064,609
                                                                                                                 ==============

      INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

      Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

      INDEMNIFICATIONS -- Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

      FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

      As of June 30, 2005, the following Fund has a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                                           EXPIRING        EXPIRING        EXPIRING
      FUND                                               JUNE 30, 2010   JUNE 30, 2011   JUNE 30, 2013
      ----                                               -------------   -------------   -------------
      SA U.S. Market Fund                                $   3,075,182   $   2,955,110   $          --
      SA Fixed Income Fund                                          --              --         818,585

      As of June 30, 2005, the following Funds have elected for federal income tax purposes to defer the following current year post October 31 capital losses as though the losses were incurred on the first day of the next fiscal year:

                                                                       POST OCTOBER
      FUND                                                             CAPITAL LOSS
      ----                                                             ------------
      SA Fixed Income Fund                                             $  1,540,141

      The tax character of distributions paid to shareholders during 2005 and 2004 were as follows:

                                                                                  2005
                                                                 ORDINARY      LONG-TERM
                                                                  INCOME      CAPITAL GAIN      TOTAL
                                                               ------------   ------------   ------------
      SA Fixed Income Fund                                     $  8,341,478   $         --   $  8,341,478
      SA U.S. Market Fund                                         2,293,244             --      2,293,244
      SA U.S. HBtM Fund                                             552,138      1,854,403      2,406,541
      SA International HBtM Fund                                  2,339,023             --      2,339,023
      SA International Small Company Fund                         1,340,319        223,005      1,563,324

                                                                                  2004
                                                                 ORDINARY      LONG-TERM
                                                                  INCOME      CAPITAL GAIN      TOTAL
                                                               ------------   ------------   ------------
      SA Fixed Income Fund                                     $  9,260,227   $  3,758,968   $ 13,019,195
      SA U.S. Market Fund                                         1,153,538             --      1,153,538
      SA U.S. HBtM Fund                                             413,852             --        413,852
      SA International HBtM Fund                                  1,980,137             --      1,980,137
      SA International Small Company Fund                           506,706             --        506,706

      As of June 30, 2005, the components of distributable earnings on a tax basis were:

                                             UNDISTRIBUTED  UNDISTRIBUTED    UNREALIZED     POST OCTOBER
                                                ORDINARY      LONG-TERM     APPRECIATION/      CAPITAL     CAPITAL LOSS
                                                 INCOME     CAPITAL GAINS  (DEPRECIATION)       LOSS       CARRYFORWARD
                                             -------------  -------------  --------------   ------------   ------------
SA Fixed Income Fund                         $   7,312,070  $          --  $   (2,617,963)  $ (1,540,141)  $   (818,585)
SA U.S. Market Fund                              1,082,804             --      44,091,162             --     (6,030,292)
SA U.S. HBtM Fund                                  578,476      2,941,990      39,256,899             --             --
SA U.S. Small Company Fund                                      8,294,199      38,058,850             --             --
SA International HBtM Fund                       5,995,505      4,478,022      92,898,092             --             --
SA International Small Company Fund                487,891      3,717,858      45,679,714             --             --

      DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding SA Fixed Income Fund, declares and pays its investment income annually. SA Fixed Income Fund declares and pays its net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

      Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

      The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (formerly Assante Asset Management Inc.), (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Loring Ward International Ltd., which is a publicly traded financial services company located in Winnipeg, Canada. For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.65% of each Fund's average daily net assets.

      The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

                                                                            ADVISORY
            FUND                                                              FEES
            ----                                                            --------
            SA Fixed Income Fund                                                0.19%
            SA U.S. Market Fund                                                 0.05%
            SA U.S. HBtM Fund                                                   0.27%
            SA U.S. Small Company Fund                                          0.38%
            SA International HBtM Fund                                          0.38%

      During the year ended June 30, 2005, DFA voluntarily agreed to waive its sub-advisory fees to the extent that the gross aggregate sub-advisory fees exceeded 0.16% of the aggregate average net assets of the Funds, as calculated monthly. This waiver was allocated to each of the Funds based on each Fund's pro rata portion of the gross aggregate sub-advisory fees.

      The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is paid an annual service fee at the rate of 0.25% of the value of the average daily net assets of each Fund.

      For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

      The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                                       EXPENSE
            FUND                                                        LIMIT
            ----                                                       -------
            SA Fixed Income Fund                                          1.00%
            SA U.S. Market Fund                                           1.08%
            SA U.S. HBtM Fund                                             1.13%
            SA U.S. Small Company Fund                                    1.28%
            SA International HBtM Fund                                    1.53%
            SA International Small Company Fund                           1.28%

      The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. During the twelve months ended June 30, 2005, the Manager recaptured $34,978 from SA International HBtM Fund and $58,893 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2005, the following amounts are subject to this recapture through June 30, 2006, June 30, 2007 and June 30, 2008 respectively.

                                                                EXPIRES          EXPIRES           EXPIRES
      FUND                                                   JUNE 30, 2006    JUNE 30, 2007     JUNE 30, 2008
      ----                                                   -------------    -------------     -------------
      SA Fixed Income Fund                                   $     582,528    $     559,158     $     791,403
      SA U.S. Market Fund                                          417,716          288,310           342,918
      SA U.S. HBtM Fund                                            304,739          299,575           381,314
      SA U.S. Small Company Fund                                   327,523          301,827           364,492
      SA International Small Company Fund                           90,225               --                --

      TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive an annual retainer fee currently of $32,000 per year, as well as reimbursement for expenses incurred in connection with attendance at meetings. The Chairman of the Board receives an additional $3,000 per year.

      SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. For the sub-administrative services provided, State Street receives a fee from each Fund that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.04% of the first $750 million of net assets, plus 0.03% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund.

3. PURCHASES AND SALES OF SECURITIES

      Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2005 were as follows:

                                                                             PURCHASES
                                                                  --------------------------------
                                                                  U.S. GOVERNMENT        OTHER
                                                                  ---------------   --------------
            SA Fixed Income Fund                                  $   19,863,115    $  330,807,751
            SA U.S. Market Fund                                               --        80,724,417
            SA U.S. HBtM Fund                                                 --        50,913,323
            SA U.S. Small Company Fund                                        --        51,331,640
            SA International HBtM Fund                                        --       107,725,305
            SA International Small Company Fund                              N/A               N/A

                                                                               SALES
                                                                  --------------------------------
                                                                  U.S. GOVERNMENT        OTHER
                                                                  ---------------   --------------
            SA Fixed Income Fund                                  $   46,217,632    $  194,622,741
            SA U.S. Market Fund                                               --         2,757,785
            SA U.S. HBtM Fund                                                 --         9,689,446
            SA U.S. Small Company Fund                                        --        14,841,168
            SA International HBtM Fund                                        --        36,264,154
            SA International Small Company Fund                              N/A               N/A

            N/A -- Refer to the Master Fund's financial statements.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SA Fixed Income Fund, SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund, and SA International Small Company Fund (constituting SA Funds -- Investment Trust, hereafter referred to as the "Trust") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco, California
August 12, 2005

SA FUNDS
ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

      The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

      The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. or may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

TRUSTEES AND OFFICERS' INFORMATION

      The Trustees and executive officers of the Trust, their respective dates of birth and their principal occupations during the past five years are listed below. The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. All of the Trustees are independent of the Trust's Manager, Sub-Adviser and Distributor; that is, they have no financial interest in the Manager, Sub-Adviser or Distributor.

      Those individuals listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Adviser, DFA, the Distributor or any entity directly or indirectly controlling, controlled by or under common control with any of those companies. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

                                                                                                       NUMBER OF
                                                   TERM OF                                             FUNDS IN        OTHER
                             POSITION(S)          OFFICE AND                 PRINCIPAL               FUND COMPLEX   TRUSTEESHIPS
NAME, ADDRESS                HELD WITH            LENGTH OF                OCCUPATION(S)             OVERSEEN BY      HELD BY
AND DATE OF BIRTH               FUND           TIME SERVED (1)          DURING PAST 5 YEARS            TRUSTEE        TRUSTEE
----------------------   ------------------   -----------------   --------------------------------   ------------   ------------
Bryan W. Brown           Trustee and          Since April 1999    Self-Employed Management                6         None
c/o LWI Financial Inc.   Chairman of the      Since               Consultant (financial and
3055 Olin Ave.           Board of Trustees    December 2004       technological systems) (since
Suite 2000                                                        1992).
San Jose, CA 95128
DOB: 02/09/45

                                                                                                       NUMBER OF
                                                   TERM OF                                             FUNDS IN        OTHER
                             POSITION(S)          OFFICE AND                 PRINCIPAL               FUND COMPLEX   TRUSTEESHIPS
NAME, ADDRESS                HELD WITH            LENGTH OF                OCCUPATION(S)             OVERSEEN BY      HELD BY
AND DATE OF BIRTH               FUND           TIME SERVED (1)          DURING PAST 5 YEARS            TRUSTEE        TRUSTEE
----------------------   ------------------   -----------------   --------------------------------   ------------   ------------
Mark A. Schimbor         Trustee              Since July 2000     Senior Vice President, Lee Hecht        6         None
c/o LWI Financial Inc.                                            Harrison (career consulting
3055 Olin Ave.                                                    company) (since 1999); Senior
Suite 2000                                                        Management Consultant, Lee Hecht
San Jose, CA 95128                                                Harrison (1999-2002);
DOB: 11/07/45                                                     Instructor, Finance Department
                                                                  for U. C. Berkeley Extension
                                                                  (since 1998); President, U.S.
                                                                  Finance, Avco Financial
                                                                  Services, Inc. (1995-1998).

Harold M. Shefrin        Trustee              Since April 1999    Professor of Finance, Santa             6         None
c/o LWI Financial Inc.                                            Clara University (since 1978).
3055 Olin Ave.
Suite 2000
San Jose, CA 95128
DOB: 07/27/48

Al Steele*               President and        Since               President, Loring Ward Advisor                    N/A
LWI Financial Inc.       Chief Executive      January 2005        Services (since September 2004);
3055 Olin Ave.           Officer                                  Executive Vice President, Loring
Suite 2000                                                        Ward International (2003-2004);
San Jose, CA 95128                                                Vice President & Managing
DOB: 05/05/64                                                     Director, Assante Asset
                                                                  Management (2000-2003); Vice
                                                                  President, Assante Estate and
                                                                  Insurance Services (1997-1999).

Denis Taillieu*          Chief Financial      Since March 2004    Chief Financial Officer, Loring                   N/A
360 Main St.             and Accounting                           Ward International Ltd. (since
Suite 2230               Officer and                              November 2003); Chief Financial
Winnipeg, Manitoba,      Treasurer                                Officer, Assante Corporation
R3C3Z3                                                            (April 1999 -- November 2003).
DOB: 07/20/52

Jonathan Scheid*         Vice President       Since               Director of Marketing and                         N/A
LWI Financial Inc.                            January 2005        Research, LWI Financial Inc.
3055 Olin Ave.                                                    (since January 2001), Market
Suite 2000                                                        Research Analyst, LWI Financial
San Jose, CA 95128                                                Inc. (June 1997 -- January
DOB: 04/30/76                                                     2001).

                                                                                                       NUMBER OF
                                                   TERM OF                                             FUNDS IN        OTHER
                             POSITION(S)          OFFICE AND                 PRINCIPAL               FUND COMPLEX   TRUSTEESHIPS
NAME, ADDRESS                HELD WITH            LENGTH OF                OCCUPATION(S)             OVERSEEN BY      HELD BY
AND DATE OF BIRTH               FUND           TIME SERVED (1)          DURING PAST 5 YEARS            TRUSTEE        TRUSTEE
----------------------   ------------------   -----------------   --------------------------------   ------------   ------------
Steven K. McGinnis*      Chief Compliance     Since               Vice President (since January                     N/A
LWI Financial Inc.       Officer              February 2005       2005); Litigation and Compliance
3055 Olin Ave.                                                    Consultant/Expert Witness (May
Suite 2000                                                        2003 -- December 2004); Chief
San Jose, CA 95128                                                Regulatory Officer, National
DOB: 10/16/45                                                     Planning Holdings, Inc. (May
                                                                  1999 -- May 2003).

Hong Ho*                 Secretary            Since               Manager, Corporate Operations                     N/A
LWI Financial Inc.                            January 2005        (since 2001); Manager, Human
3055 Olin Ave.                                                    Resources (2000); Manager,
Suite 2000                                                        Accounting (1996-2000).
San Jose, CA 95128
DOB: 11/22/68

      (1) Each Trustee and Officer serves for the lifetime of the Trust or until he or she dies, resigns, or is removed.

      The Trust's Board of Trustees has appointed a standing Audit Committee consisting of those Trustees who are not "interested persons" (as defined in the 1940 Act). The Audit Committee oversees the audit process and provides assistance to the Trustees in fulfilling their responsibilities to the shareholders, potential shareholders and investment community relating to fund accounting, the reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Trust's Audit Committee met three times during the fiscal year ended June 30, 2005.

      THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-366-7266.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

      GENERAL BACKGROUND

LWI Financial Inc. (the "Adviser") serves as the investment adviser to the SA Funds -- Investment Trust (the "Trust" or the "Funds") pursuant to an Amended and Restated Investment Advisory and Administrative Services Agreement (the "Advisory Agreement") between the Trust and the Adviser. For the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.65% of the average daily net assets of each Fund. For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the rate of 0.10% of the average daily net assets of each Fund.

Dimensional Fund Advisors Inc. (the "Sub-Adviser") serves as sub-adviser for each Fund pursuant to an Amended and Restated Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") among the Trust, the Adviser and the Sub-Adviser. Subject to supervision of the Adviser, the Sub-Adviser is responsible for the management of each Fund, including decisions regarding purchases and sales of portfolio securities by the Funds. The

Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection with such trades. For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below.

      SA Fixed Income Fund          0.19%
      SA U.S. Market Fund           0.05%
      SA U.S. HBtM Fund             0.27%
      SA U.S. Small Company Fund    0.38%
      SA International HBtM Fund    0.38%

The SA International Small Company Fund is a feeder fund in a master-feeder relationship, which means that instead of buying securities directly, it invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "master fund"), which has the same investment objective as the Fund. The master fund, in turn, is a fund-of-funds that invests in certain series of The DFA Investment Trust Company (the "underlying funds"). Because the Sub-Adviser receives administration fees from the master fund in which SA International Small Company Fund invests and investment advisory fees from the master fund's underlying funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. The Sub-Adviser has agreed to this fee arrangement in order to prevent any duplication of fees in this multi-tier structure.

The Board of Trustees (the "Board") is legally required to review and re-approve the Advisory Agreement and the Sub-Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Funds, including, for example, the Funds' investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with the Adviser's senior management and the Sub-Adviser's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

      APPROVAL PROCESS

The Board, consisting entirely of "independent trustees" within the meaning of the Investment Company Act of 1940 ("Independent Trustees"), unanimously approved the Advisory Agreement and the Sub-Advisory Agreement at an "in person" meeting held on June 14, 2005 (the "Meeting"). In determining whether it was appropriate to approve the Advisory Agreement and the Sub-Advisory Agreement, the Board requested information, provided by the Adviser and the Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement and Sub-Advisory Agreement with representatives from the Adviser and the Sub-Adviser and with independent legal counsel. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Trustees' determinations.

The Board considered the following factors in reaching the conclusions that formed the basis for approving the renewal of the Advisory Agreement and the Sub-Advisory Agreement:

      1. The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser.

             (a) The Trustees considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds. The Trustees noted that the Adviser has extensive experience seeking to provide asset allocation and risk diversification through investment portfolios such as the Funds. The Trustees considered that the Adviser is responsible for selection and oversight of the Sub-Adviser, subject to approval of the Board. The Trustees also noted the Sub-Adviser's experience and expertise in composing portfolios that reflect certain asset classes and risk levels, as well as total industry experience of the Sub-Adviser's personnel.

             (b) The Trustees then considered the resources and compliance structures of the Adviser and the Sub-Adviser, including information received regarding their respective compliance programs and chief compliance officers as well as compliance reports received during the prior year.

      2.   The investment performance of the Adviser and the Sub-Adviser.

             (a) The Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to peer funds, comparable accounts managed by the Sub-Adviser, and benchmark indices. As part of this review, the Trustees reviewed a report prepared by an independent consulting firm on the performance of the Funds as compared to funds in each Fund's relevant peer group, as determined by the independent consulting firm.

             (b) In assessing performance, the Trustees took into consideration the fact that each Fund is intended to provide exposure to a particular asset class and that fidelity to asset class characteristics is viewed as highly important. The Trustees noted that neither the Adviser nor the Sub-Adviser engage in individual stock selection, and that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given a Fund's expenses and certain practical constraints imposed by the Investment Company Act, the Fund's investment restrictions, the Fund's size and similar factors.

             (c) For the SA US Market Fund, it was noted that the Fund's short-term performance was similar to that of the Wilshire 5000 Index, and that over the long-term it had exceeded the Index in some periods and underperformed the Index in others. The Trustees noted that the Fund would be expected to generate returns very close to the benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully.

             (d) For the SA US HBtM Fund, it was noted that the Fund's short-term performance was similar to that of the Russell 1000 Value Index, and that over the long-term it had exceeded the Index in some periods and underperformed the Index in others. The Trustees noted that the Fund would be expected to generate returns very close to the benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's long-term, five-year performance ranked highly within its peer group.

             (e) For the SA US Small Company Fund, it was noted that the Fund's short-term performance was ahead of the Russell 2000 Index, and that over the long-term it had exceeded the Index over most periods. The Trustees noted that the Fund would be expected to generate returns very close to the benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully.

             (f) For the SA International HBtM Fund, it was noted that the Fund's short-term and long-term performance generally exceeded the MSCI EAFE Value Index. The Trustees noted that the Fund would be expected to generate returns very close to the benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance ranked highly within its peer group.

             (g) For the SA International Small Company Fund, it was noted that the Fund was a feeder into the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the master fund's short-term and long-term performance generally exceeded the S&P/Citigroup EPAC Extended Market Index over most periods. The Trustees noted that the Fund would be expected to generate returns very close to the benchmark, adjusted for Fund fees, and noted with approval that the Fund was tracking its asset class faithfully. It was also noted that the Fund's short-term and long-term performance ranked highly within its peer group.

             (h) For the SA Fixed Income Fund, it was noted that the Fund's short-term and long-term performance was generally below that of the Lehman Brothers Aggregate Bond Index. The Trustees considered the Fund's relative underperformance against the Index, also noting the Fund's positive absolute performance over the past five years. The Trustees noted that the Sub-Adviser had actively biased the duration of the Fund away from the Index to reduce volatility but noted that in general the Fund was tracking its asset class in the manner to be expected by shareholders. It was further noted that over the short-term and the long-term, the Fund had generally performed below the median of its peers, but had performed above the median during the past three year period.

      3. The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund investors.

             (a) The Trustees considered the growth rates in the Funds' assets. In this regard, they noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level basis, and not Fund by Fund. The Trustees noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed (until July 15, 2009) to waive its advisory fees or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation. It was also noted that the Sub-Adviser had agreed to an expense limitation based on aggregate Fund assets under management. In considering potential economies of scale, the Trustees noted that the Adviser was still subsidizing certain operations of the Trust. It was further noted that the Adviser had recouped a very small portion of the amounts previously waived under the expense limitation arrangements. Therefore the Trustees concluded that there were no effective economies of scale to be shared at current asset levels, but determined to revisit this issue in the future as circumstances changed and asset levels increased.

      4. The costs of the services to be provided by the Adviser and the Sub-Adviser.

             (a) The Trustees considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds' expense limitation arrangements with the Adviser and the Sub-Adviser.

             (b) In considering the advisory fees and total fees and expenses of each Fund, the Board reviewed comparisons to other similar funds and comparisons to the fees and expenses of other types of clients, including a report prepared by an independent consulting firm on the expense levels of the Funds as compared to mutual funds in each Fund's relevant peer group, as determined by the independent consulting firm. In this regard, the Trustees evaluated (a) the proposed expenses of the Funds compared with other mutual funds of similar investment objectives and size and (b) the advisory fees paid to the Adviser (direct and indirect fees) and Sub-Adviser and how they compare to management fees paid by other mutual funds of similar investment objectives and size.

             (c) For the SA US Market Fund, SA US HBtM Fund, SA US Small Company Fund, SA International HBtM Fund and SA International Small Company Fund, it was noted that each Fund's total expenses were lower than the median expense rate of the peer funds. For the SA Fixed Income Fund, it was noted that the Fund's total expenses were higher than most of its peer funds.

             (d) The Board also compared the Funds' fees and expenses with those of the Adviser's separate accounts, noting that the Funds' expenses appeared to be generally lower than such accounts, notwithstanding the fact that the services and structures applicable to those accounts were substantially different than those applicable to the Funds. In assessing the fees charged by the Sub-Adviser, the Trustees noted that these appeared to be quite low on a relative and absolute basis, and further took into consideration that these were negotiated fees that reflected an arm's length negotiation between the Adviser and the Sub-Adviser.

      5. The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust.

             (a) The Trustees considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder services and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. With respect to the Sub-Adviser, the Trustees considered the profitability rates reported by the Sub-Adviser. The Trustees also considered the Sub-Adviser's use of soft dollars.

             (b) The Trustees reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability levels attributable to their respective agreements with the Funds.

             (c) After such review, the Trustees determined that the profitability rates to the Adviser and the Sub-Adviser, with respect to the Advisory Agreement and the Sub-Advisory Agreement, were fair and reasonable in consideration of the services each provides to the Funds.

      6. The Trustees also considered their own respective experience and qualifications and their understanding of the information they had been provided by the Adviser and the Sub-Adviser. The Independent Trustees noted that they, as Independent Trustees, had access to, and received on a regular basis, independent legal counsel.

      7. The Trustees also considered the changing climate in the financial services industry; the risks assumed by the Adviser and Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the volatility of the financial markets and, thus, of management fee income; the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

      APPROVAL

No single factor was determinative of the Board's decision to re-approve the Agreements, but rather the Trustees based their determination on the total mix of information available to them. After considering the factors described above, the Trustees concluded that the terms of the Advisory and Sub-Advisory Agreements were fair and reasonable to each Fund, and that each Fund's shareholders received reasonable value in return for the advisory and sub-advisory fees paid. The Board therefore determined that the renewal of the Advisory Agreement and the Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders.

SA FUNDS
TAX INFORMATION NOTICE (UNAUDITED)

      For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2005:

      FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2005, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $882,488 (all of which represents taxes withheld) and $11,050,747, respectively.

      CAPITAL GAINS DISTRIBUTIONS -- On December 23, 2004 the following Funds declared a long term capital gain distribution in the following amount:

                                                                     LONG TERM
                                                                   CAPITAL GAIN
            FUND                                                DISTRIBUTION AMOUNT
            ----                                                -------------------
            SA U.S. HBtM Fund                                   $         1,854,403
            International Small Company Fund                                233,005

      CORPORATE DIVIDENDS RECEIVED REDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

            SA U.S. HBtM Fund                                                   100%
            SA U.S. Market Fund                                                 100%

      QUALIFIED DIVIDEND INCOME -- For the fiscal year ended June 30, 2005 certain dividends paid by the Funds may be designated as qualified dividend income and subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

      SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
Disclosure of Fund Expenses -- November 30, 2004 (Unaudited)                     100

Disclosure of Portfolio Holdings -- November 30, 2004 (Unaudited)                101

Schedule of Investments -- June 30, 2005 (Unaudited)                             102

Schedule of Investments -- November 30, 2004                                     103

Statement of Assets and Liabilities -- June 30, 2005 (Unaudited)                 104

Statement of Assets and Liabilities -- November 30, 2004                         105

Statement of Operations -- November 30, 2004                                     106

Statements of Changes in Net Assets                                              107

Financial Highlights                                                             108

Notes to Financial Statements -- November 30, 2004                               109

Report of Independent Registered Certified Public Accounting Firm                113

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES

                                NOVEMBER 30, 2004
                                   (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                          BEGINNING      ENDING                   EXPENSES
                                                           ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                                            VALUE         VALUE       EXPENSE      DURING
                                                            6/1/04      11/30/04       RATIO       PERIOD*
                                                         -----------   -----------   ----------   ---------
INTERNATIONAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                       $  1,000.00   $  1,152.50     0.69%      $    3.71
Hypothetical 5% Annual Return                            $  1,000.00   $  1,021.55     0.69%      $    3.49

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                           ---------------
Investment Companies (99.9%):

Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (31.1%) (Cost $544,493,781)                            $   669,328,714
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (13.8%) (Cost $253,014,244)                                296,582,618
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (20.4%) (Cost $350,698,211)                                438,272,733
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (34.6%) (Cost $483,279,880)                                743,972,070
                                                                                           ---------------
     Total Investment Companies (Cost $1,631,486,116)                                        2,148,156,135
                                                                                           ---------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                                ----------
                                                                                   (000)
Temporary Cash Investments (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 3.00%, 07/01/05
   (Collateralized by $1,797,000 FNMA Notes 2.95%, 11/14/07,
   valued at $1,799,246) to be repurchased at $1,772,148
   (Cost $1,772,000)                                                            $    1,772       1,772,000
                                                                                           ---------------
     Total Investments (100%) (Cost $1,633,258,116)++                                      $ 2,149,928,135
                                                                                           ===============

----------
 +   See Note B to Financial Statements.
++   The cost for federal income tax purposes is $1,633,803,919.

                 See accompanying Notes to Financial Statements.

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               VALUE+
                                                                                           ---------------
Investment Companies (99.9%):

Investment in The Japanese Small Company Series
   of The DFA Investment Trust Company (30.3%)
   (Cost $424,182,096)                                                                     $   503,017,711
Investment in The Pacific Rim Small Company Series
   of The DFA Investment Trust Company (14.4%)
   (Cost $192,894,178)                                                                         238,927,047
Investment in The United Kingdom Small Company Series
   of The DFA Investment Trust Company (20.3%)
   (Cost $253,045,900)                                                                         337,127,513
Investment in The Continental Small Company Series
   of The DFA Investment Trust Company (34.9%)
   (Cost $351,028,439)                                                                         578,465,526
                                                                                           ---------------
     Total Investment Companies (Cost $1,221,150,613)                                        1,657,537,797
                                                                                           ---------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                                ----------
                                                                                   (000)
Temporary Cash Investments (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $2,135,000 FNMA Notes 2.95%, 11/14/07, valued at
   $2,137,995 to be repurchased at $2,108,110) (Cost $2,108,000)                $    2,108       2,108,000
                                                                                           ---------------
     Total Investments (100%) (Cost $1,223,258,613)                                        $ 1,659,645,797
                                                                                           ===============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value (Cost $1,633,258)                                                   $     2,149,928
Cash                                                                                                  16
Receivable for Fund Shares Sold                                                                      170
Prepaid Expenses and Other Assets                                                                     11
                                                                                         ---------------
     Total Assets                                                                              2,150,125
                                                                                         ---------------

LIABILITIES:
Payable Due to Advisor                                                                               707
Accrued Expenses and Other Liabilities                                                                39
                                                                                         ---------------
     Total Liabilities                                                                               746
                                                                                         ---------------

NET ASSETS                                                                               $     2,149,379
                                                                                         ===============

SHARES OUTSTANDING $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                                           146,543,203
                                                                                         ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $         14.67
                                                                                         ===============
NET ASSETS CONSIST OF:
Paid-In Capital                                                                          $     1,602,683
Accumulated Net Investment Income (Loss)                                                          (3,116)
Accumulated Net Realized Gain (Loss) of Investment Securities                                     33,503
Accumulated Net Realized Foreign Exchange Gain (Loss)                                               (290)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency             516,670
Unrealized Net Foreign Exchange Gain (Loss)                                                          (71)
                                                                                         ---------------
     Total Net Assets                                                                    $     2,149,379
                                                                                         ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $1,223,259)                                                   $     1,659,646
Cash                                                                                                  16
Receivable for Fund Shares Sold                                                                   11,212
Prepaid Expenses and Other Assets                                                                     14
                                                                                         ---------------
     Total Assets                                                                              1,670,888
                                                                                         ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                                11,700
   Fund Shares Redeemed                                                                              381
   Due to Advisor                                                                                    527
Accrued Expenses and Other Liabilities                                                                96
                                                                                         ---------------
     Total Liabilities                                                                            12,704
                                                                                         ---------------

NET ASSETS                                                                               $     1,658,184
                                                                                         ===============

SHARES OUTSTANDING $0.01 PAR VALUE
   (Authorized 100,000,000)                                                                  117,402,691
                                                                                         ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                                       $         14.12
                                                                                         ===============
NET ASSETS CONSIST OF:
Paid-In Capital                                                                          $     1,178,201
Accumulated Net Investment Income (Loss)                                                           3,892
Accumulated Net Realized Gain (Loss)                                                              39,326
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                 97
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency             436,387
Unrealized Net Foreign Exchange Gain (Loss)                                                          281
                                                                                         ---------------
     Total Net Assets                                                                    $     1,658,184
                                                                                         ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,759)                                   $        29,199
   Interest                                                                                          249
   Income from Securities Lending                                                                  2,682
   Expenses Allocated from Master Funds                                                           (3,479)
                                                                                         ---------------
          Total Investment Income                                                                 28,651
                                                                                         ---------------
EXPENSES
   Administrative Services                                                                         5,111
   Accounting & Transfer Agent Fees                                                                   34
   Legal Fees                                                                                         31
   Audit Fees                                                                                          5
   Filing Fees                                                                                       110
   Shareholders' Reports                                                                              67
   Directors' Fees and Expenses                                                                       18
   Other                                                                                              23
                                                                                         ---------------
          Total Expenses                                                                           5,399
                                                                                         ---------------
   NET INVESTMENT INCOME (LOSS)                                                                   23,252
                                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                         41,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                                          97
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                                  286,938
     Translation of Foreign Currency Denominated Amounts                                              92
                                                                                         ---------------
     NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                               328,891
                                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $       352,143
                                                                                         ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                                   YEAR               YEAR
                                                                                   ENDED              ENDED
                                                                                  NOV. 30,           NOV. 30,
                                                                                    2004               2003
                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $        23,252    $        12,506
   Net Realized Gain (Loss) on Investment Securities Sold                              41,764             10,185
   Net Realized Gain (Loss) on Foreign Currency Transactions                               97                309
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                       286,938            249,662
   Translation of Foreign Currency Denominated Amounts                                     92                102
                                                                              ---------------    ---------------
          Net Increase (Decrease) in Net Assets Resulting from Operations             352,143            272,764
                                                                              ---------------    ---------------
Distributions From:
   Net Investment Income                                                              (32,182)            (8,564)
                                                                              ---------------    ---------------
          Total Distributions                                                         (32,182)            (8,564)
                                                                              ---------------    ---------------
Capital Share Transactions (1):
   Shares Issued                                                                      540,048            281,724
   Shares Issued in Lieu of Cash Distributions                                         31,815              8,551
   Shares Redeemed                                                                   (143,527)          (109,166)
                                                                              ---------------    ---------------
          Net Increase (Decrease) From Capital Shares Transactions                    428,336            181,109
                                                                              ---------------    ---------------
          Total Increase (Decrease)                                                   748,297            445,309
NET ASSETS
   Beginning of Period                                                                909,887            464,578
                                                                              ---------------    ---------------
   End of Period                                                              $     1,658,184    $       909,887
                                                                              ===============    ===============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                     43,527             31,592
     Shares Issued in Lieu of Cash Distributions                                        2,697              1,199
     Shares Redeemed                                                                  (11,553)           (12,776)
                                                                              ---------------    ---------------
                                                                                       34,671             20,015
                                                                              ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                              NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                               2004              2003              2002              2001              2000
                                           -------------     -------------     -------------     -------------     -------------
Net Asset Value, Beginning of Period       $       11.00     $        7.41     $        7.67     $        8.49     $        9.13
                                           -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.22              0.16              0.14              0.15              0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                      3.24              3.57             (0.25)            (0.67)            (0.62)
                                           -------------     -------------     -------------     -------------     -------------
   Total From Investment Operations                 3.46              3.73             (0.11)            (0.52)            (0.45)
                                           -------------     -------------     -------------     -------------     -------------
LESS DISTRIBUTIONS
   Net Investment Income                           (0.34)            (0.14)            (0.15)            (0.17)            (0.19)
   Net Realized Gains                                 --                --                --             (0.13)               --
                                           -------------     -------------     -------------     -------------     -------------
   Total Distributions                             (0.34)            (0.14)            (0.15)            (0.30)            (0.19)
                                           -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of Period             $       14.12     $       11.00     $        7.41     $        7.67     $        8.49
                                           =============     =============     =============     =============     =============
Total Return                                       32.10%            51.28%            (1.39)%           (6.36)%           (5.01)%

Net Assets, End of Period (thousands)      $   1,658,285     $     909,887     $     464,578     $     356,200     $     309,060
Ratio of Expenses to Average
   Net Assets (a)                                   0.69%             0.71%             0.71%             0.72%             0.71%
Ratio of Net Investment Income to
   Average Net Assets                               1.82%             1.97%             1.83%             2.02%             2.10%
Portfolio Turnover Rate                              N/A               N/A               N/A               N/A               N/A

----------
(a) The expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 2004

A.  ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's thirty-six portfolios and is included in this report.

      The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                        PERCENTAGE
                                                                                                         OWNERSHIP
PORTFOLIOS (FEEDER FUND)                           SERIES (MASTER FUNDS)                                AT 11/30/04
------------------------------------------------   ----------------------------------------------       -----------
International Small Company Portfolio              The Japanese Small Company Series                             83%
                                                   The Pacific Rim Small Company Series                          84%
                                                   The United Kingdom Small Company Series                       89%
                                                   The Continental Small Company Series                          88%

      The Portfolio also invests in short-term temporary cash investments.

      The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Funds.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $20,790.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

      The Portfolio accrues its respective share of income and expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purpose. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

      The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains is earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR AND ADMINISTRATOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

      Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect through April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

      Certain officers of the Fund are also officers and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, a return of capital distribution, which for tax purposes, are not available to offset future income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                              INCREASE
                                           INCREASE          (DECREASE)
                       INCREASE           (DECREASE)       UNDISTRIBUTED
                      (DECREASE)         ACCUMULATED       NET INVESTMENT
                    PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                    ---------------   ------------------   --------------
                                 --   $           (1,327)  $        1,327

      These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                ORDINARY
                                 INCOME
                                   AND
                               SHORT-TERM       LONG-TERM
                              CAPITAL GAINS   CAPITAL GAINS     TOTAL
                              -------------   -------------   ----------
2004                          $      32,182              --   $   32,182
2003                                  8,564              --        8,564

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             TOTAL NET
                                                           DISTRIBUTABLE
                     UNDISTRIBUTED      UNDISTRIBUTED        EARNINGS/
                    NET INVESTMENT        LONG-TERM         (ACCUMULATED
                        INCOME          CAPITAL GAINS         LOSSES)
                    ---------------   ------------------   --------------
                    $        12,406   $           37,023   $       49,429

      For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

      During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the approximate amount of $2,088,000.

      Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                    MARK TO MARKET      REALIZED GAINS
                    ---------------   ------------------
                    $     5,791,352   $        1,229,922

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                  NET
                                                               UNREALIZED
                  FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                  TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                ------------   ------------   ------------   --------------
                $  1,229,426   $    443,900   $    (13,680)  $      430,220

E. FINANCIAL INSTRUMENTS:

      In accordance with the Portfolios' investment objectives and policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2004, borrowings under the line were as follows:

                   WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                    AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                 INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                 -------------   ------------   -----------   --------   ---------------
                          1.96%  $    244,353            17   $    226   $       560,000

      There were no outstanding borrowings under the line of credit at November 30, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit during the year ended November 30, 2004.

G.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio, (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

        SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY

                        THE JAPANESE SMALL COMPANY SERIES

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                      THE CONTINENTAL SMALL COMPANY SERIES

                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----
Disclosure of Fund Expenses -- November 30, 2004 (Unaudited)                                            115

Disclosure of Portfolio Holdings -- November 30, 2004 (Unaudited)                                       116

Summary Schedules of Portfolio Holdings -- June 30, 2005 (Unaudited)
   The Japanese Small Company Series                                                                    118
   The Pacific Rim Small Company Series                                                                 121
   The United Kingdom Small Company Series                                                              124
   The Continental Small Company Series                                                                 127

Schedules of Investments/Summary Schedules of Portfolio Holdings -- November 30, 2004

   The Japanese Small Company Series                                                                    132
   The Pacific Rim Small Company Series                                                                 143
   The United Kingdom Small Company Series                                                              146
   The Continental Small Company Series                                                                 152

Statements of Assets and Liabilities -- June 30, 2005 (Unaudited)                                       157

Statements of Assets and Liabilities -- November 30, 2004                                               158

Statements of Operations -- November 30, 2004                                                           159

Statements of Changes in Net Assets                                                                     160

Financial Highlights                                                                                    161

Notes to Financial Statements -- November 30, 2004                                                      163

Report of Independent Registered Certified Public Accounting Firm                                       167

Fund Management                                                                                         168

Voting Proxies on Fund Portfolio Securities                                                             174

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES

                                NOVEMBER 30, 2004
                                   (UNAUDITED)

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                          BEGINNING      ENDING                   EXPENSES
                                                           ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                                            VALUE         VALUE       EXPENSE      DURING
                                                            6/1/04      11/30/04       RATIO       PERIOD*
                                                         -----------   -----------   ----------   ---------
THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                                       $  1,000.00   $  1,071.10         0.26%  $    1.35
Hypothetical 5% Annual Return                            $  1,000.00   $  1,023.70         0.26%  $    1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                                       $  1,000.00   $  1,248.80         0.30%  $    1.69
Hypothetical 5% Annual Return                            $  1,000.00   $  1,023.50         0.30%  $    1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                                       $  1,000.00   $  1,134.30         0.26%  $    1.39
Hypothetical 5% Annual Return                            $  1,000.00   $  1,023.70         0.26%  $    1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                                       $  1,000.00   $  1,212.30         0.25%  $    1.38
Hypothetical 5% Annual Return                            $  1,000.00   $  1,023.75         0.25%  $    1.26

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

      The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

      The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                             27.9%
Consumer Discretionary                                                  22.2
Information Technology                                                  11.5
Materials                                                               11.4
Financials                                                              10.7
Consumer Staples                                                        10.6
Health Care                                                              3.7
Energy                                                                   1.3
Utilities                                                                0.7
                                                                       -----
                                                                       100.0%
                                                                       =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                             20.8%
Consumer Discretionary                                                  20.6
Financials                                                              15.2
Materials                                                               14.6
Information Technology                                                   8.8
Health Care                                                              7.4
Consumer Staples                                                         5.5
Energy                                                                   3.7
Utilities                                                                2.0
Telecommunication Services                                               1.4
                                                                       -----
                                                                       100.0%
                                                                       =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                             29.1%
Consumer Discretionary                                                  25.1
Financials                                                              14.1
Information Technology                                                  10.5
Consumer Staples                                                         6.9
Energy                                                                   4.1
Materials                                                                4.1
Health Care                                                              3.9
Telecommunication Services                                               1.2
Utilities                                                                1.0
                                                                       -----
                                                                       100.0%
                                                                       =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                             24.9%
Consumer Discretionary                                                  18.1
Financials                                                              18.0
Materials                                                               10.0
Information Technology                                                   8.8
Consumer Staples                                                         7.3
Health Care                                                              6.1
Energy                                                                   3.3
Utilities                                                                2.7
Telecommunication Services                                               0.8
                                                                       -----
                                                                       100.0%
                                                                       =====

                        THE JAPANESE SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
 COMMON STOCKS -- (77.7%)
 INDUSTRIALS -- (21.6%)
   Amano Corp.                                               184,000     $     2,186,111                0.3%
   Daifuku Co., Ltd.                                         249,000           2,348,060                0.3%
 # Japan Steel Works, Ltd.                                   846,000           2,290,108                0.3%
   Maeda Corp.                                               358,000           1,925,396                0.2%
   Miura Co., Ltd.                                            92,900           1,889,839                0.2%
 # Mori Seiki Co., Ltd.                                      191,400           2,016,152                0.2%
   Nabtesco Corp.                                            285,000           1,921,564                0.2%
 # Nachi-Fujikoshi Corp.                                     553,000           1,876,042                0.2%
   Okamura Corp.                                             257,000           1,883,013                0.2%
 # Okuma Corp.                                               303,000           1,818,774                0.2%
 # Sankyu, Inc., Tokyo                                       628,000           1,863,490                0.2%
 # Tokyo Leasing Co., Ltd.                                   142,500           1,984,585                0.2%
 # Toshiba Machine Co., Ltd.                                 366,000           2,059,142                0.3%
   Tsubakimoto Chain Co.                                     435,000           2,023,298                0.3%
   Other Securities                                                          199,650,465               24.2%
                                                                         ---------------    ---------------
 TOTAL INDUSTRIALS
   (Cost $229,832,084)                                                       227,736,039               27.5%
                                                                         ---------------    ---------------
 CONSUMER DISCRETIONARY -- (17.3%)
 # Alpine Electronics, Inc.                                  133,400           1,933,409                0.2%
   Asics Corp.                                               479,000           2,178,011                0.3%
 # Culture Convenience Club Co., Ltd.                        112,200           2,432,071                0.3%
   Exedy Corp.                                               114,000           2,003,469                0.2%
   Hitachi Koki Co., Ltd.                                    205,000           1,919,343                0.2%
 # Matsuzakaya Co., Ltd.                                     386,077           1,844,237                0.2%
#* Misawa Homes Holdings, Inc.                                57,990           2,162,872                0.3%
 # Resorttrust, Inc.                                          64,700           1,812,024                0.2%
   Right On Co., Ltd.                                         52,600           1,895,191                0.2%
   Toyo Tire & Rubber Co., Ltd.                              476,000           1,848,918                0.2%
   Other Securities                                                          162,827,046               19.8%
                                                                         ---------------    ---------------
 TOTAL CONSUMER DISCRETIONARY
   (Cost $172,272,282)                                                       182,856,591               22.1%
                                                                         ---------------    ---------------
 INFORMATION TECHNOLOGY -- (8.9%)
   Canon Finetech, Inc.                                       96,070           1,920,980                0.2%
 # CMK Corp.                                                 118,000           1,992,770                0.2%
   Hitachi Kokusai Electric, Inc.                            229,000           2,003,870                0.2%
 # Trans Cosmos, Inc.                                         53,800           2,119,801                0.3%
   Yamatake Corp.                                            165,700           2,733,893                0.3%
   Other Securities                                                           83,540,191               10.2%
                                                                         ---------------    ---------------
 TOTAL INFORMATION TECHNOLOGY
   (Cost $88,733,149)                                                         94,311,505               11.4%
                                                                         ---------------    ---------------
 MATERIALS -- (8.5%)
 # Ishihara Sangyo Kaisha, Ltd.                              883,500           1,939,471                0.2%
   Sanyo Chemical Industries, Ltd.                           267,000           1,935,205                0.2%
 # Sumitomo Titanium Corp.                                    19,500           2,274,728                0.3%
   Toagosei Co., Ltd.                                        544,719           2,264,865                0.3%
   Toho Titanium Co., Ltd.                                    61,000           2,220,085                0.3%
 # Tokai Carbon Co., Ltd.                                    460,000           1,901,722                0.2%
   Other Securities                                                           76,787,529                9.3%
                                                                         ---------------    ---------------
 TOTAL MATERIALS
   (Cost $87,469,311)                                                         89,323,605               10.8%
                                                                         ---------------    ---------------

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
 CONSUMER STAPLES -- (7.9%)
   Aderans Co., Ltd.                                          87,050     $     2,055,687                0.3%
   Fancl Corp.                                                51,400           2,052,537                0.2%
   Heiwado Co., Ltd.                                         130,000           2,015,652                0.2%
   Nippon Suisan Kaisha, Ltd.                                529,000           1,988,239                0.2%
   The Nisshin Oillio Group, Ltd.                            346,000           1,932,729                0.2%
   Other Securities                                                           73,132,802                8.9%
                                                                         ---------------    ---------------
 TOTAL CONSUMER STAPLES
   (Cost $78,155,580)                                                         83,177,646               10.0%
                                                                         ---------------    ---------------
 FINANCIALS -- (7.7%)
   Aichi Bank, Ltd.                                           19,000           1,830,212                0.2%
   Akita Bank, Ltd.                                          441,000           1,898,627                0.2%
   Hanshin Sogo Bank, Ltd.                                   867,000           1,854,080                0.2%
   Oita Bank, Ltd.                                           301,000           1,949,502                0.2%
   Tokai Tokyo Securities Co., Ltd.                          635,250           1,899,311                0.2%
   Tokyo Tomin Bank, Ltd.                                     80,500           1,927,039                0.2%
   Yamagata Bank, Ltd.                                       389,000           1,888,618                0.2%
   Other Securities                                                           68,348,572                8.5%
                                                                         ---------------    ---------------
 TOTAL FINANCIALS
   (Cost $76,758,450)                                                         81,595,961                9.9%
                                                                         ---------------    ---------------
 HEALTH CARE -- (2.7%)
 # Fujirebio, Inc.                                           101,500           1,904,871                0.2%
   SS Pharmaceutical Co., Ltd., Tokyo                        276,000           1,854,173                0.2%
   Other Securities                                                           24,822,514                3.1%
                                                                         ---------------    ---------------
 TOTAL HEALTH CARE
   (Cost $25,877,753)                                                         28,581,558                3.5%
                                                                         ---------------    ---------------
 MISCELLANEOUS -- (1.3%)
 TOTAL MISCELLANEOUS
   (Cost $13,269,834)                                                         13,514,745                1.6%
                                                                         ---------------    ---------------
 ENERGY -- (1.1%)
   AOC Holdings, Inc.                                        160,200           2,335,618                0.3%
   Other Securities                                                            9,033,393                1.1%
                                                                         ---------------    ---------------
 TOTAL ENERGY
   (Cost $10,884,954)                                                         11,369,011                1.4%
                                                                         ---------------    ---------------
 UTILITIES -- (0.5%)
 TOTAL UTILITIES
   (Cost $4,652,743)                                                           5,507,750                0.7%
                                                                         ---------------    ---------------
 OTHER -- (0.2%)
 TOTAL OTHER
   (Cost $4,227,754)                                                           2,030,455                0.2%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $792,133,894)                                                       820,004,866               99.1%
                                                                         ---------------    ---------------

                                                                                               PERCENTAGE
                                                                                  VALUE+    OF NET ASSETS**
                                                                                  ------    ---------------
 INVESTMENT IN CURRENCY -- (0.1%)
 OTHER -- (0.1%)
 * Japanese Yen
   (Cost $1,504,485)                                                     $     1,488,829                0.2%
                                                                         ---------------    ---------------
 TOTAL -- JAPAN
   (Cost $793,638,379)                                                       821,493,695               99.3%
                                                                         ---------------    ---------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                             (000)
 TEMPORARY CASH INVESTMENTS -- (22.2%)
 @ Repurchase Agreement, Deutsche Bank Securities &
    Mizuho Securities USA 2.98% and 2.93%, respectively,
    07/01/05 (Collateralized by $329,144,996
    U.S. TIPS 3.625%, 04/15/28 & U.S. STRIPS, rates
    ranging from 0% to 8.75%, maturities ranging from
    05/15/07 to 08/15/20, valued at $235,008,243) to be
    repurchased at $230,418,144 (Cost $230,399,378)       $  230,399         230,399,378               27.8%
   Repurchase Agreement, PNC Capital Markets, Inc.
    3.00%, 07/01/05 (Collateralized by $3,869,000
    FNMA Notes 2.95%, 11/14/07, valued at $3,873,836)
    to be repurchased at $3,816,318 (Cost 3,816,000)           3,816           3,816,000                0.5%
                                                                         ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $234,215,378)                                                       234,215,378               28.3%
                                                                         ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,027,853,757)++                                               $ 1,055,709,073              127.6%
                                                                         ===============    ===============

----------
   +  Securities have been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
   *  Non-Income Producing Securities.
   #  Total or Partial Securities on Loan.
   @  Security purchased with cash proceeds from securities on loan.
  ++  The cost for federal income tax purposes is $1,031,122,695

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
 AUSTRALIA -- (44.6%)
 COMMON STOCKS -- (44.5%)
 # ABB Grain, Ltd.                                           368,531     $     1,779,952                0.5%
   ABC Learning Centres, Ltd.                                353,727           1,500,670                0.4%
   Adelaide Bank, Ltd.                                       251,960           2,194,000                0.6%
   Adelaide Brighton, Ltd.                                 1,430,948           2,032,013                0.6%
   Arrow Pharmaceuticals, Ltd.                               787,475           1,521,202                0.4%
 * Austar United Communications, Ltd.                      3,146,981           2,341,669                0.7%
   Australian Pharmaceutical Industries, Ltd.                669,829           1,752,865                0.5%
 # Australian Pipeline Trust                                 726,465           2,074,115                0.6%
 # Bank of Queensland, Ltd.                                  262,336           2,384,270                0.7%
   Bendigo Bank, Ltd.                                        358,878           2,690,802                0.8%
   Centennial Coal, Ltd.                                     597,110           2,200,480                0.6%
 # Coates Hire, Ltd.                                         549,361           1,988,664                0.6%
   Cochlear, Ltd.                                            124,836           3,714,902                1.1%
   Corporate Express Australia, Ltd.                         449,830           1,994,648                0.6%
 # DCA Group, Ltd.                                           509,294           1,465,172                0.4%
   Downer Group, Ltd.                                        688,972           2,782,215                0.8%
 # Envestra, Ltd.                                          2,038,400           1,735,999                0.5%
   Futuris Corp., Ltd.                                     1,238,179           1,713,052                0.5%
 # Great Southern Plantations, Ltd.                          735,162           2,346,535                0.7%
   Gunns, Ltd.                                               602,832           1,965,310                0.6%
   GWA International, Ltd.                                   698,010           1,547,644                0.4%
#* Hardman Resources NL                                    1,706,925           2,781,769                0.8%
   Iluka Resources, Ltd.                                     513,563           2,931,896                0.8%
 # Jones (David), Ltd.                                     1,190,508           1,699,767                0.5%
 # Jubilee Mines NL                                          358,412           1,936,445                0.6%
   MacArthur Coal, Ltd.                                      394,540           2,223,376                0.6%
   Minara Resources, Ltd.                                  1,229,086           1,934,788                0.6%
   Nufarm, Ltd.                                              287,774           2,325,459                0.7%
 * Oxiana, Ltd.                                            2,856,763           1,922,467                0.6%
   Primary Health Care, Ltd.                                 292,807           2,028,138                0.6%
   Ramsay Health Care, Ltd.                                  340,994           2,296,877                0.7%
   Reece Australia, Ltd.                                     251,463           2,453,707                0.7%
 # Seven Network, Ltd.                                       354,582           1,872,737                0.5%
   SFE Corp., Ltd.                                           334,655           2,704,753                0.8%
   Sigma Co., Ltd.                                           375,345           2,637,899                0.8%
   Sims Group, Ltd.                                          150,718           1,694,903                0.5%
 # Smorgon Steel Group, Ltd.                               2,163,008           2,025,413                0.6%
 # Spotless Group, Ltd.                                      517,370           2,041,000                0.6%
   Transfield Services, Ltd.                                 375,908           2,170,500                0.6%
   United Group, Ltd.                                        249,861           1,827,885                0.5%
   Worley Group, Ltd.                                        398,370           2,385,635                0.7%
   Other Securities                                                           91,542,338               25.8%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $152,784,974)                                                      179,163,931               51.2%
                                                                         ---------------    ---------------
 PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $283,859)                                                             302,398                0.1%
                                                                         ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $49,303)                                                               49,033                0.0%
                                                                         ---------------    ---------------

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $2,187)                                                       $        24,594                0.0%
                                                                         ---------------    ---------------
 TOTAL -- AUSTRALIA
   (Cost $153,120,323)                                                       179,539,956               51.3%
                                                                         ---------------    ---------------
 HONG KONG -- (23.4%)
 COMMON STOCKS -- (23.4%)
   K. Wah Construction Materials, Ltd.                     2,455,075           1,814,438                0.5%
   Other Securities                                                           92,287,016               26.4%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $104,828,156)                                                        94,101,454               26.9%
                                                                         ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $53,797)                                                               53,800                0.0%
                                                                         ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $37,827)                                                               35,291                0.0%
                                                                         ---------------    ---------------
 TOTAL -- HONG KONG
   (Cost $104,919,780)                                                        94,190,545               26.9%
                                                                         ---------------    ---------------
 SINGAPORE -- (13.2%)
 COMMON STOCKS -- (13.2%)
 # Chuan Hup Holdings, Ltd.                                4,385,000           2,013,122                0.6%
 # Jaya Holdings, Ltd.                                     2,733,000           1,781,140                0.5%
   Jurong Technologies Industrial Corp., Ltd.              1,446,000           1,501,942                0.4%
 # Labroy Marine, Ltd.                                     3,343,000           1,578,142                0.5%
   Straits Trading Co., Ltd.                               1,117,200           1,502,844                0.4%
   Other Securities                                                           44,723,705               12.8%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $56,377,024)                                                         53,100,895               15.2%
                                                                         ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $54,985)                                                               54,395                0.0%
                                                                         ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                     8,909                0.0%
                                                                         ---------------    ---------------
 TOTAL -- SINGAPORE
   (Cost $56,432,009)                                                         53,164,199               15.2%
                                                                         ---------------    ---------------
 NEW ZEALAND -- (5.3%)
 COMMON STOCKS -- (5.3%)
   New Zealand Refining Co., Ltd.                             84,779           2,641,398                0.8%
   Port of Tauranga, Ltd.                                    541,952           1,867,408                0.5%
   Waste Management NZ, Ltd.                                 430,471           2,010,186                0.6%
   Other Securities                                                           14,868,256                4.2%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $11,898,695)                                                         21,387,248                6.1%
                                                                         ---------------    ---------------

                                                                                               PERCENTAGE
                                                                                  VALUE+    OF NET ASSETS**
                                                                                  ------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $26,638)                                                      $        26,181                0.0%
                                                                         ---------------    ---------------
 TOTAL -- NEW ZEALAND
   (Cost $11,925,333)                                                         21,413,429                6.1%
                                                                         ---------------    ---------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
   Other Securities
     (Cost $798,985)                                                               3,614                0.0%
                                                                         ---------------    ---------------
 PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $229,462)                                                                 965                0.0%
                                                                         ---------------    ---------------
 TOTAL -- MALAYSIA
   (Cost $1,028,447)                                                               4,579                0.0%
                                                                         ---------------    ---------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                             (000)
 TEMPORARY CASH INVESTMENTS -- (13.5%)
 @ Repurchase Agreement, Deutsche Bank Securities &
    Mizuho Securities USA 2.98% and 2.93%, respectively,
    07/01/05 (Collateralized by $65,028,910 U.S. TIPS
    3.625%, 04/15/28 & U.S. STRIPS, rates ranging from
    0% to 7.50%, maturities ranging from 08/15/16 to
    02/15/18, valued at $54,110,665) to be repurchased
    at $53,052,114 (Cost $53,047,764)                     $   53,048          53,047,764               15.2%
   Repurchase Agreement, PNC Capital Markets, Inc.
    3.00%, 07/01/05 (Collateralized by $992,000 FNMA
    Notes 2.95%, 11/14/07, valued at $993,240) to be
    repurchased at $978,082 (Cost $978,000)                      978             978,000                0.3%
                                                                         ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $54,025,764)                                                         54,025,764               15.5%
                                                                         ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $381,451,656)++                                                 $   402,338,472                115%
                                                                         ===============    ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  @  Security purchased with cash proceeds from securities on loan.
 ++  The cost for federal income tax purposes is $381,501,542.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
 COMMON STOCKS -- (96.6%)
 INDUSTRIALS -- (28.4%)
   Atkins (WS) P.L.C.                                        253,712     $     3,084,771                0.6%
   Bodycote International P.L.C.                             838,833           2,576,346                0.5%
   Carillion P.L.C.                                          552,979           2,789,809                0.6%
 * Cookson Group P.L.C.                                      495,649           2,701,001                0.6%
   Davis Service Group P.L.C.                                381,341           3,096,478                0.6%
   De La Rue P.L.C.                                          474,898           3,447,193                0.7%
 * Easyjet P.L.C.                                          1,068,671           4,670,487                1.0%
   FKI P.L.C.                                              1,440,968           2,503,985                0.5%
   Forth Ports P.L.C.                                        146,049           3,430,747                0.7%
   Go-Ahead Group P.L.C.                                     105,702           2,559,275                0.5%
   Homeserve P.L.C.                                          159,269           2,829,518                0.6%
 * Invensys P.L.C.                                        13,306,332           2,492,165                0.5%
   Michael Page International P.L.C.                         786,029           2,841,194                0.6%
 * Morgan Crucible Company P.L.C.                            804,459           2,690,690                0.6%
 * Regus Group P.L.C.                                      2,470,600           4,139,223                0.9%
   SIG P.L.C.                                                312,937           3,538,668                0.7%
   Spirax-Sarco Engineering P.L.C.                           195,619           2,618,192                0.5%
   Ultra Electronics Holdings P.L.C.                         172,144           2,477,947                0.5%
   VT Group P.L.C.                                           442,877           2,792,133                0.6%
   Weir Group P.L.C.                                         528,068           3,042,866                0.6%
   Other Securities                                                           81,203,951               16.7%
                                                                         ---------------    ---------------
 TOTAL INDUSTRIALS
   (Cost $108,869,963)                                                       141,526,639               29.1%
                                                                         ---------------    ---------------
 CONSUMER DISCRETIONARY -- (22.6%)
   Bovis Homes Group P.L.C.                                  315,707           4,010,806                0.8%
   First Choice Holidays P.L.C.                              898,634           3,071,299                0.6%
   Greene King P.L.C.                                        171,118           3,895,185                0.8%
   McCarthy & Stone P.L.C.                                   284,648           2,824,878                0.6%
   MFI Furniture Group P.L.C.                              1,544,166           3,055,673                0.6%
   Redrow P.L.C.                                             434,434           3,227,440                0.7%
   Stanley Leisure P.L.C.                                    284,970           2,804,211                0.6%
   Westbury P.L.C.                                           319,034           2,542,270                0.5%
   Other Securities                                                           86,977,874               17.9%
                                                                         ---------------    ---------------
 TOTAL CONSUMER DISCRETIONARY
   (Cost $89,328,476)                                                        112,409,636               23.1%
                                                                         ---------------    ---------------
 FINANCIALS -- (13.6%)
   Britannic P.L.C.                                          294,095           2,704,508                0.6%
   Brixton P.L.C.                                            544,407           3,468,406                0.7%
   Capital & Regional P.L.C.                                 187,031           2,704,149                0.6%
   Collins Stewart Tullett P.L.C.                            334,209           2,669,723                0.6%
   Derwent Valley Holdings P.L.C.                            148,199           3,154,662                0.7%
   London Merchant Securities P.L.C.                         935,974           3,714,929                0.8%
   Pillar Property P.L.C.                                    171,938           2,611,004                0.5%
   Other Securities                                                           46,896,055                9.5%
                                                                         ---------------    ---------------
 TOTAL FINANCIALS
   (Cost $47,465,776)                                                         67,923,436               14.0%
                                                                         ---------------    ---------------
 INFORMATION TECHNOLOGY -- (9.2%)
   Halma P.L.C.                                              952,282           2,490,370                0.5%
   Premier Farnell P.L.C.                                    864,687           2,502,050                0.5%
   Renishaw P.L.C.                                           188,734           2,481,558                0.5%

                                                                                               PERCENTAGE
                                                              SHARES              VALUE+    OF NET ASSETS**
                                                              ------              ------    ---------------
   Spectris P.L.C.                                           321,168     $     2,846,475                0.6%
   Other Securities                                                           35,373,371                7.3%
                                                                         ---------------    ---------------
 TOTAL INFORMATION TECHNOLOGY
    (Cost $44,681,099)                                                        45,693,824                9.4%
                                                                         ---------------    ---------------
 ENERGY -- (6.2%)
   Burren Energy P.L.C.                                      421,226           5,036,874                1.0%
   Paladin Resources P.L.C.                                  864,423           3,464,782                0.7%
 * Premier Oil P.L.C.                                        210,946           2,633,219                0.5%
   Wood Group (John) P.L.C.                                  918,715           2,827,735                0.6%
   Other Securities                                                           16,875,459                3.5%
                                                                         ---------------    ---------------
 TOTAL ENERGY
    (Cost $20,589,579)                                                        30,838,069                6.3%
                                                                         ---------------    ---------------
 CONSUMER STAPLES -- (6.1%)
   Dairy Crest Group P.L.C.                                  314,318           2,800,512                0.6%
   Greggs P.L.C.                                              31,540           2,595,815                0.5%
   Northern Foods P.L.C.                                   1,321,128           3,735,545                0.8%
   Wolverhampton & Dudley Breweries P.L.C.                   199,415           4,114,680                0.8%
   Other Securities                                                           17,251,836                3.6%
                                                                         ---------------    ---------------
 TOTAL CONSUMER STAPLES
   (Cost $20,947,925)                                                         30,498,388                6.3%
                                                                         ---------------    ---------------
 HEALTH CARE -- (4.1%)
   Isoft Group P.L.C.                                        519,827           3,901,333                0.8%
   Other Securities                                                           16,371,980                3.4%
                                                                         ---------------    ---------------
 TOTAL HEALTH CARE
    (Cost $19,793,572)                                                        20,273,313                4.2%
                                                                         ---------------    ---------------
 MATERIALS -- (3.6%)
   Smith (DS) Holdings P.L.C.                              1,016,769           2,650,699                0.6%
   Other Securities                                                           15,449,464                3.1%
                                                                         ---------------    ---------------
 TOTAL MATERIALS
    (Cost $15,554,204)                                                        18,100,163                3.7%
                                                                         ---------------    ---------------
 TELECOMMUNICATION SERVICES -- (1.2%)
 *#Colt Telecom Group P.L.C.                               2,574,360           2,721,516                0.5%
   Other Securities                                                            3,240,023                0.7%
                                                                         ---------------    ---------------
 TOTAL TELECOMMUNICATION SERVICES
    (Cost $5,728,204)                                                          5,961,539                1.2%
                                                                         ---------------    ---------------
 OTHER -- (1.1%)
 TOTAL OTHER
    (Cost $5,804,795)                                                          5,489,720                1.1%
                                                                         ---------------    ---------------
 UTILITIES -- (0.5%)
 TOTAL UTILITIES
    (Cost $1,465,072)                                                          2,626,103                0.5%
                                                                         ---------------    ---------------
 MISCELLANEOUS -- (0.0%)
 TOTAL MISCELLANEOUS
    (Cost $861,549)                                                              204,332                0.0%
                                                                         ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $381,090,214)                                                      481,545,162               98.9%
                                                                         ---------------    ---------------

                                                                                               PERCENTAGE
                                                                                  VALUE+    OF NET ASSETS**
                                                                                  ------    ---------------
 INVESTMENT IN CURRENCY -- (1.4%)
 * British Pound Sterling
   (Cost $6,864,085)                                                     $     6,738,659                1.4%
                                                                         ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
 MISCELLANEOUS -- (0.0%)
 TOTAL MISCELLANEOUS
   (Cost $0)                                                                     102,047                0.0%
                                                                         ---------------    ---------------
 OTHER -- (0.0%)
 TOTAL OTHER
   (Cost $4,781)                                                                     589                0.0%
                                                                         ---------------    ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                 102,636                0.0%
                                                                         ---------------    ---------------
 TOTAL UNITED KINGDOM
   (Cost $387,959,080)                                                       488,386,457              100.3%
                                                                         ---------------    ---------------
 EMU -- (0.0%)
 * Euro Currency                                                                     117                0.0%
                                                                         ---------------    ---------------
 TOTAL EMU
   (Cost $101)                                                                       117                0.0%
                                                                         ---------------    ---------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                             (000)
 TEMPORARY CASH INVESTMENTS -- (2.0%)
 @ Repurchase Agreement, Deutsche Bank Securities
    2.98%, 07/01/05 (Collateralized by $6,207,324 U.S.
    TIPS 3.625%, 04/15/28, valued at $9,858,295) to be
    repurchased at $9,664,995 (Cost $9,664,195)           $    9,664           9,664,195                2.0%
   Repurchase Agreement, PNC Capital Markets, Inc.
    3.00%, 07/01/05 (Collateralized by $553,000 FNMA
    Notes 2.95%,
    11/14/07, valued at $553,691) to be repurchased
    at $545,045 (Cost $545,000)                                  545             545,000                0.1%
                                                                         ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $10,209,195)                                                         10,209,195                2.1%
                                                                         ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $398,168,376)++                                                 $   498,595,769              102.4%
                                                                         ===============    ===============

----------
   + Securities have been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
   * Non-Income Producing Securities.
   # Total or Partial Securities on Loan.
   @ Security purchased with cash proceeds from securities on loan.
  ++ The cost for federal income tax purposes is $398,179,509.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+     OF NET ASSETS**
                                                                         ---------------     ---------------    ---------------
 SWITZERLAND -- (12.3%)
 COMMON STOCKS -- (11.9%)
  *Actelion, Ltd.                                                                 29,870     $     3,102,166                0.4%
   Baloise-Holding                                                                98,089           4,881,141                0.6%
   Energiedienst Holding AG                                                        8,265           2,672,634                0.3%
   Kudelski SA                                                                    77,568           2,828,117                0.3%
  *Kuoni Reisen Holding AG                                                         6,937           2,814,036                0.3%
  *Micronas Semi                                                                  78,808           2,971,921                0.4%
   Phonak Holding AG                                                             119,848           4,487,390                0.5%
  *PSP Swiss Property AG                                                          83,303           3,615,584                0.4%
   Rieters Holdings AG                                                            11,206           3,100,165                0.4%
   Sig Holding AG                                                                 14,026           3,170,099                0.4%
  *Sika Finanz AG, Baar                                                            4,967           3,095,495                0.4%
   Sulzer AG, Winterthur                                                           8,612           3,546,473                0.4%
  *Unaxis Holding AG                                                              26,532           3,637,231                0.4%
  *Valiant Holding AG                                                             39,475           3,401,998                0.4%
   Other Securities                                                                               75,661,793                8.9%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $98,789,901)                                                                           122,986,243               14.5%
                                                                                             ---------------    ---------------

 INVESTMENT IN CURRENCY -- (0.3%)
  *Swiss Francs
     (Cost $3,443,651)                                                                             3,436,050                0.4%
                                                                                             ---------------    ---------------

 PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $266,229)                                                                                 575,900                0.1%
                                                                                             ---------------    ---------------

 TOTAL -- SWITZERLAND
    (Cost $102,499,781)                                                                          126,998,193               15.0%
                                                                                             ---------------    ---------------

 FRANCE -- (11.6%)
 COMMON STOCKS -- (11.6%)
   Bains de Mer et du Cercle des Etrangers a Monaco                                4,615           2,803,604                0.3%
 # Electricite de Strasbourg                                                      23,784           3,044,420                0.4%
 # Fimalac SA                                                                    111,143           4,965,609                0.6%
 # Guyenne et Gascogne SA                                                         26,000           2,985,834                0.4%
 # Scor SA                                                                     1,501,322           3,018,574                0.4%
 # Societe du Louvre SA                                                           14,513           2,601,258                0.3%
 # Somfy Interational SA                                                          22,900           4,398,371                0.5%
 # SR Teleperformance                                                             90,928           2,640,529                0.3%
 # Taittinger SA                                                                  12,700           5,158,406                0.6%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)             31,700           9,114,770                1.1%
   Other Securities                                                                               79,363,816                9.3%
                                                                                             ---------------    ---------------

 TOTAL COMMON STOCKS
    (Cost $70,321,935)                                                                           120,095,191               14.2%
                                                                                             ---------------    ---------------

 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $20,863)                                                                                  184,179                0.0%
                                                                                             ---------------    ---------------

 TOTAL -- FRANCE
    (Cost $70,342,798)                                                                           120,279,370               14.2%
                                                                                             ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES              VALUE+    OF NET ASSETS**
                                                                         ---------------     ---------------    ---------------
 GERMANY -- (9.6%)
 COMMON STOCKS -- (9.6%)
   IVG Immobilien AG                                                             143,237     $     2,647,304                0.3%
   K & S Aktiengesellschaft AG                                                   129,500           7,144,176                0.9%
   Leoni AG                                                                      112,500           2,891,126                0.4%
   Stada Arzneimittel AG                                                          84,036           3,065,228                0.4%
   Other Securities                                                                               83,231,688                9.7%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $69,358,922)                                                                            98,979,522               11.7%
                                                                                             ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         2,180                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- GERMANY
    (Cost $69,358,922)                                                                            98,981,702               11.7%
                                                                                             ---------------    ---------------
 ITALY -- (6.5%)
 COMMON STOCKS -- (6.5%)
   Erg SpA                                                                       173,330           3,348,212                0.4%
   Manifattura Lane Gaetano Marzotto & Figli SpA                                 138,000           3,586,110                0.4%
   Other Securities                                                                               60,230,881                7.1%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $41,219,770)                                                                            67,165,203                7.9%
                                                                                             ---------------    ---------------

 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         2,883                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- ITALY
    (Cost $41,219,770)                                                                            67,168,086                7.9%
                                                                                             ---------------    ---------------

 NETHERLANDS -- (6.4%)
 COMMON STOCKS -- (6.4%)
   Heijmans NV                                                                    60,267           2,824,630                0.3%
   Koninklijke Bam NV                                                             40,018           2,647,812                0.3%
   Oce NV                                                                        188,258           2,769,469                0.3%
   Stork NV                                                                       69,531           2,877,531                0.3%
   Other Securities                                                                               54,729,759                6.6%
                                                                                             ---------------    ---------------
 TOTAL -- NETHERLANDS
    (Cost $46,443,975)                                                                            65,849,201                7.8%
                                                                                             ---------------    ---------------

 SWEDEN -- (6.1%)
 COMMON STOCKS -- (6.1%)
   Fabege AB                                                                     164,145           3,572,589                0.4%
  *Lundin Petroleum AB                                                           322,400           2,765,880                0.3%
   Other Securities                                                                               57,188,440                6.8%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
    (Cost $39,228,752)                                                                            63,526,909                7.5%
                                                                                             ---------------    ---------------

 INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
     (Cost $6,215)                                                                                     6,142                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- SWEDEN
    (Cost $39,234,967)                                                                            63,533,051                7.5%
                                                                                             ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                             SHARES              VALUE+         OF NET ASSETS**
                                                                         ---------------     ---------------    ---------------
 FINLAND -- (4.9%)
 COMMON STOCKS -- (4.9%)
  Amer-Yhtymae Oyj Series A                                                      141,760     $     2,692,996                0.3%
  Nokian Renkaat Oyj                                                             158,900           2,897,631                0.4%
  Rautaruukki Oyj Series K                                                       188,780           2,816,110                0.3%
  Wartsila Corp. Oyj Series B                                                     99,690           2,874,598                0.3%
  Other Securities                                                                                39,621,768                4.7%
                                                                                             ---------------    ---------------
 TOTAL -- FINLAND
   (Cost $30,540,005)                                                                             50,903,103                6.0%
                                                                                             ---------------    ---------------

 DENMARK -- (4.1%)
 COMMON STOCKS -- (4.1%)
  Dampskibsselsk Torm A.S.                                                        49,460           2,662,896                0.3%
 *Jyske Bank A.S.                                                                 75,520           3,313,758                0.4%
  Other Securities                                                                                35,910,489                4.3%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $17,204,519)                                                                             41,887,143                5.0%
                                                                                             ---------------    ---------------

 RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                         47,664                0.0%
                                                                                             ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
    (Cost $2,654)                                                                                      2,633                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- DENMARK
   (Cost $17,207,173)                                                                             41,937,440                5.0%
                                                                                             ---------------    ---------------
 GREECE -- (3.8%)
 COMMON STOCKS -- (3.8%)
  Bank of Greece                                                                  21,842           2,860,897                0.4%
  Bank of Piraeus S.A.                                                           163,829           3,041,778                0.4%
  Motor Oil (Hellas) Corinth Refineries S.A.                                     211,380           3,126,013                0.4%
  Other Securities                                                                                30,736,100                3.5%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $38,206,077)                                                                             39,764,788                4.7%
                                                                                             ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                         28,643                0.0%
                                                                                             ---------------    ---------------
 PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $8,592)                                                                                      9,672                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- GREECE
   (Cost $38,214,669)                                                                             39,803,103                4.7%
                                                                                             ---------------    ---------------
 NORWAY -- (3.8%)
 COMMON STOCKS  (3.8%)
  Schibsted ASA                                                                  112,960           3,104,708                0.4%
  Other Securities                                                                                36,050,762                4.2%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $19,495,767)                                                                             39,155,470                4.6%
                                                                                             ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                             SHARES              VALUE+         OF NET ASSETS**
                                                                         ---------------     ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
     (Cost $8,182)                                                                           $         8,188                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- NORWAY
   (Cost $19,503,949)                                                                             39,163,658                4.6%
                                                                                             ---------------    ---------------
 SPAIN -- (3.7%)
 COMMON STOCKS -- (3.7%)
   Banco de Valencia SA                                                          137,716           4,121,755                0.5%
   Other Securities                                                                               33,944,936                4.0%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $16,340,118)                                                                             38,066,691                4.5%
                                                                                             ---------------    ---------------

 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $59,169)                                                                                  114,612                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- SPAIN
   (Cost $16,399,287)                                                                             38,181,303                4.5%
                                                                                             ---------------    ---------------
 BELGIUM -- (3.3%)
 COMMON STOCKS
   Banque Nationale de Belgique                                                      710           2,944,487                0.4%
   Other Securities                                                                               30,864,426                3.6%
                                                                                             ---------------    ---------------
 TOTAL -- BELGIUM
   (Cost $22,193,425)                                                                             33,808,913                4.0%
                                                                                             ---------------    ---------------

 IRELAND -- (2.6%)
 COMMON STOCKS -- (2.6%)
   DCC P.L.C.                                                                    136,863           2,730,134                0.3%
  *Grafton Group P.L.C.                                                          284,256           3,289,301                0.4%
   Other Securities                                                                               21,075,118                2.5%
                                                                                             ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $17,678,579)                                                                             27,094,553                3.2%
                                                                                             ---------------    ---------------

 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         2,108                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- IRELAND
   (Cost $17,678,579)                                                                             27,096,661                3.2%
                                                                                             ---------------    ---------------

 AUSTRIA -- (2.1%)
 COMMON STOCKS -- (2.1%)
   Other Securities
     (Cost $12,012,097)                                                                           21,619,447                2.6%
                                                                                             ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                                 VALUE+         OF NET ASSETS**
                                                                                             ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                               $           411                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- AUSTRIA
   (Cost $12,012,097)                                                                             21,619,858                2.6%
                                                                                             ---------------    ---------------
 PORTUGAL -- (1.0%)
 COMMON STOCKS -- (1.0%)
   Other Securities                                                                               10,458,351                1.2%
                                                                                             ---------------    ---------------
 TOTAL -- PORTUGAL
   (Cost $6,359,082)                                                                              10,458,351                1.2%
                                                                                             ---------------    ---------------

 EMU -- (0.1%)
 INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency                                                                                     815,792                0.1%
                                                                                             ---------------    ---------------
 TOTAL EMU
   (Cost $813,015)                                                                                   815,792                0.1%
                                                                                             ---------------    ---------------

 UNITED STATES -- (0.0%)
 COMMON STOCKS -- (0.0%)
   Other Securities                                                                                   71,941                0.0%
                                                                                             ---------------    ---------------
 TOTAL -- UNITED STATES
   (Cost $214,919)                                                                                    71,941                0.0%
                                                                                             ---------------    ---------------

                                                                                 FACE
                                                                                AMOUNT
                                                                               ---------
                                                                                 (000)
 TEMPORARY CASH INVESTMENTS -- (18.1%)
 @ Repurchase Agreement, Deutsche Bank Securitites & Mizuho
     Securities USA 2.98% and 2.93%, respectively, 07/01/05
     (Collateralized by $289,845,038 U.S. TIPS 3.625%, 04/15/28;
     U.S. STRIPS, rates ranging from 0% to 11.25%, maturities ranging from 08/15/05 to 02/15/31; FICO 10.70%, 10/06/17 and 9.80%,
     04/06/18; FNMA 2.875%, 03/15/07; FHLB 2.10%, 07/24/06 and 5.143%,
     09/29/08; and FFCB 2.90%, 04/12/07 valued at $187,086,073) to be
     repurchased at $183,432,368 (Cost $183,417,435)                           $ 183,417         183,417,435               21.6%
   Repurchase Agreement, PNC Capital Markets, Inc. 3.00%, 07/01/05
     (Collateralized by $4,271,000 FNMA Notes 2.95%, 11/14/07,
     valued at $4,276,339) to be repurchased at $4,213,351
     (Cost $4,213,000)                                                             4,213           4,213,000                0.5%
                                                                                             ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $187,630,435)                                                                           187,630,435               22.1%
                                                                                             ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $737,866,848)                                                                       $ 1,034,300,161              122.1%
                                                                                             ===============    ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  @  Security purchased with cash proceeds from securities on loan.
 ++  The cost for federal income tax purposes is $737,867,218.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                       SHARES          VALUE+
                                                -------------   -------------
 JAPAN -- (77.5%)
 COMMON STOCKS -- (76.7%)
 * A&A Material Corp.                                 123,000   $     170,730
 * ABILIT Corp.                                        22,000         192,119
 # Achilles Corp.                                     549,000         920,852
   Aderans Co., Ltd.                                   72,850       1,603,895
   Advan Co., Ltd.                                     48,700         595,887
   ADVANEX, Inc.                                       78,000         308,808
*# Aeon Fantasy Co., Ltd.                              21,000         493,120
 * Ahjikan Co., Ltd.                                   10,500          81,945
 # Ahresty Corp.                                       28,300         351,478
   Aica Kogyo Co., Ltd.                               111,000       1,281,041
   Aichi Bank, Ltd.                                    19,000       1,479,008
   Aichi Corp.                                        136,000         590,910
 * Aichi Machine Industry Co., Ltd.                   153,000         522,188
 # Aichi Steel Corp.                                   68,000         362,590
   Aichi Tokei Denki Co., Ltd.                         67,000         195,785
   Aida Engineering, Ltd.                             113,000         468,119
   Aigan Co., Ltd.                                     33,500         290,783
   Aiphone Co., Ltd.                                   35,600         618,452
   Airport Facilities Co., Ltd.                        92,970         486,606
   Airtech Japan, Ltd.                                 12,100         103,253
   Aisan Industry Co., Ltd.                            90,900         825,577
 * Akai Electric Co., Ltd.                            363,000           3,531
   Akebono Brake Industry Co., Ltd.                   166,000         821,612
   Akita Bank, Ltd.                                   363,000       1,423,164
 # Allied Telesis KK                                  130,700         274,687
   Aloka Co., Ltd.                                     49,000         317,688
   Alpha Systems, Inc.                                 19,600         339,384
 # Alpine Electronics, Inc.                           108,500       1,456,070
 # Alps Logistics Co., Ltd.                            24,000         539,400
   Altech Co., Ltd.                                    14,000          62,569
 * Altech Corp.                                        12,750         169,242
 # Amano Corp.                                        154,000       1,402,316
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                              42,000         428,030
   Ando Corp.                                         140,000         349,099
   Anest Iwata Corp.                                   74,000         201,628
 # Anrakutei Co., Ltd.                                 30,000         207,591
 # Anritsu Corp.                                      170,000       1,242,072
 * AOC Holdings, Inc.                                 111,100       1,375,848
   AOI Advertising Promotion, Inc.                     21,000         155,822
   AOI Electronics Co., Ltd.                           19,300         282,955
   Aoki International Co., Ltd.                        87,400       1,101,488
   Aomori Bank, Ltd.                                  342,000       1,378,461
 * Apic Yamada Corp.                                   20,000          72,196
*# Arai-Gumi, Ltd.                                     34,450          64,811
   Arakawa Chemical Industries, Ltd.                   28,500         377,157
   Araya Industrial Co., Ltd.                          84,000         192,486
 * Argo 21 Corp.                                       13,200          93,426
   Ariake Japan Co., Ltd.                              26,000         628,879
   Aronkasei Co., Ltd.                                 66,000         310,560
 # As One Corp.                                        24,500         709,550
   Asahi Denka Kogyo KK                               169,000       1,628,994
   Asahi Diamond Industrial Co., Ltd.                 133,000         720,483
   Asahi Kogyosha Co., Ltd.                            48,000         157,598
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                             179,000         546,173
 # Asahi Pretec Corp.                                  36,400   $     447,947
 * Asahi Soft Drinks Co., Ltd.                         98,500         822,675
 * Asahi Tec Corp.                                     86,000         184,606
*# Asahi Techno Glass Corp.                            95,000         331,134
   Asanuma Corp.                                      123,000         235,199
   Ashimori Industry Co., Ltd.                         84,000         205,280
   Asia Air Survey Co., Ltd.                           17,000          39,278
   Asia Securities Printing Co., Ltd.                  29,000         250,227
   Asics Corp.                                        392,000       1,254,068
   Asics Trading Co., Ltd.                             12,000         157,026
   Asti Corp.                                           8,000          67,305
 # Asunaro Construction, Ltd.                          90,000         592,392
   Ataka Constuction & Engineering Co.,
     Ltd.                                              38,000         135,783
   Atom Corp.                                          16,600         160,640
 # Atsugi Co., Ltd.                                   361,000         454,404
   Aucnet, Inc.                                        15,000         283,981
   Autoseven Co., Inc.                                  7,600          66,474
 # Avex, Inc.                                          73,300         769,910
 * Azel Corp., Tokyo                                   89,000         104,723
   Bando Chemical Industries, Ltd.                    213,000         858,368
   Bank of Okinawa, Ltd.                               36,900         900,969
   Bank of Saga, Ltd.                                 320,000       1,157,749
   Bank of the Ryukyus, Ltd.                           54,080         986,791
   Banpresto Co., Ltd.                                 17,100         246,341
 * Belluna Co., Ltd.                                   35,100       1,211,986
 # Best Denki Co., Ltd.                               231,000         938,859
   Biken Techno Corp.                                   4,200          29,937
 # BSL Corp.                                          270,950         520,578
   Bull Dog Sauce Co., Ltd.                            30,000         350,850
   Bunka Shutter Co., Ltd.                            134,000         624,324
   Cabin Co., Ltd.                                     67,000         219,527
   CAC Corp.                                           31,100         237,090
 # Calpis Co., Ltd.                                   147,000         957,937
   Canon Electronics, Inc.                             50,000       1,076,793
 # Canon Finetech, Inc.                                78,070       1,251,914
 # Capcom Co., Ltd.                                   105,500       1,001,297
 * Catena Corp.                                        46,000         106,977
 * Cats, Inc.                                          15,400             449
 # Cecile Co., Ltd.                                    74,200         995,927
   Central Finance Co., Ltd.                          180,000         625,600
 # Central Security Patrols Co., Ltd.                  31,400         257,719
   CFS Corp.                                           47,500         268,690
 * Chiba Kogyo Bank, Ltd.                              91,700         537,868
   Chino Corp.                                         70,000         218,392
   Chiyoda Co., Ltd.                                   76,600       1,142,112
   Chofu Seisakusho Co., Ltd.                          54,500         989,984
*# Chori Co., Ltd.                                    305,000         474,918
 # Chuetsu Pulp and Paper Co., Ltd.                   199,000         500,499
 * Chugai Mining Co., Ltd.                            188,600         115,538
   Chugai Ro Co., Ltd.                                168,000         369,806
 # Chugoku Marine Paints, Ltd.                        124,000         698,194
 # Chugokukogyo Co., Ltd.                              45,000         134,437
   Chukyo Bank, Ltd.                                  412,000       1,472,841
   Chuo Denki Kogyo Co., Ltd.                          42,000         237,613
   Chuo Gyorui Co., Ltd.                               61,000         114,375
   Chuo Spring Co., Ltd., Nagoya                      103,000         414,148
   Chuo Woollen Mills, Ltd.                            24,000          86,669

                                                       SHARES          VALUE+
                                                -------------   -------------
   CKD Corp.                                          113,000   $     664,912
*# Clarion Co., Ltd.                                  587,000       1,394,571
   Cleanup Corp.                                       75,000         681,545
 # CMK Corp.                                           96,000       1,186,294
   Coca-Cola Central Japan Co., Ltd.                      166       1,259,116
   Colowide Co., Ltd.                                  29,000         314,240
*# Columbia Music Entertainment, Inc.                 260,000         247,056
   Commuture Corp.                                     71,202         577,731
   Computer Engineering & Consulting,
     Ltd.                                              29,800         295,210
*# Co-Op Chemical Co., Ltd.                            80,000         110,014
*# Copal Co., Ltd.                                     21,600         321,747
 * Core Corp.                                          10,100         187,034
   Corona Corp.                                        53,500         856,982
 # Cosel Co., Ltd.                                     35,900         851,634
*# Cosmo Securities Co., Ltd.                         789,000       1,428,084
   Create Medic Co., Ltd.                              11,000          90,951
   Credia Co., Ltd.                                    14,000         272,533
   Cresco, Ltd.                                        11,600         121,578
   CTI Engineering Co., Ltd.                           19,000         124,327
 # Culture Convenience Club Co., Ltd.                  91,700       1,146,666
   CVS Bay Area, Inc.                                  30,000          88,187
*# Cybozu, Inc.                                            41          47,865
*# Cybozu, Inc.                                            82          95,724
*# D&M Holdings, Inc.                                 134,000         365,710
 # Dai Nippon Toryo, Ltd.                             229,000         346,772
   Daibiru Corp.                                       89,000         608,585
   Dai-Dan Co., Ltd.                                   74,000         456,345
   Daido Kogyo Co., Ltd.                               60,000         124,908
 # Daidoh, Ltd.                                        61,000         627,874
*# Daiei, Inc.                                        249,500         495,796
   Daifuku Co., Ltd.                                  209,000       1,235,897
   Daihen Corp.                                       215,000         422,743
   Daiho Corp.                                         96,000         205,018
   Dai-Ichi Jitsugyo Co., Ltd.                         94,000         271,845
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                    47,000         141,332
 # Daiken Corp.                                       242,000         980,149
   Daiki Co., Ltd.                                     41,300         439,366
   Daiko Clearing Services Corp.                       25,000         175,135
   Daikoku Denki Co., Ltd.                             26,600         610,222
*# Daikyo, Inc.                                       444,000         719,481
   Daimei Telecom Engineering Corp.                    74,000         518,249
   Dainichi Co., Ltd.                                  27,200         157,885
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                          163,000         730,598
 # Dainippon Shigyo Co., Ltd.                          25,000         119,017
   Daisan Bank, Ltd.                                  337,000       1,313,494
 # Daiseki Co., Ltd.                                   38,600         671,768
 # Daiso Co., Ltd.                                    155,000         429,093
 * Daisue Construction Co., Ltd.                      151,500         167,307
   Daisyo Corp.                                        38,300         415,245
 * Daito Woolen Spinning & Weaving Co.,
     Ltd., Tokyo                                       42,000          46,895
   Daiwa Industries, Ltd.                              82,000         257,991
   Daiwa Kosho Lease Co., Ltd.                        249,000       1,326,061
 * Daiwa Seiko, Inc.                                  145,000         185,863
   Daiwabo Co., Ltd.                                  217,000         300,992
   Daiwabo Information System Co.,
     Ltd.                                              27,000         322,282
   Danto Corp.                                         42,000         184,851
   DC Co., Ltd.                                        33,000          85,245
 # Denki Kogyo Co., Ltd.                              132,000   $     673,306
   Denny's Japan Co., Ltd.                             51,000         910,985
   Densei-Lambda KK                                    34,584         262,743
   Denyo Co., Ltd.                                     47,000         327,739
 # Descente, Ltd.                                     140,000         503,788
 * Dia Kensetsu Co., Ltd.                             141,200         176,460
 * Diamond City Co., Ltd.                               4,050         104,822
   Diamond Computer Service Co., Ltd.                  37,700         479,673
 * Dijet Industrial Co., Ltd.                          34,000          72,097
   DMW Corp.                                            1,600          68,863
   Doshisha Co., Ltd.                                  22,900         667,419
 # Doutor Coffee Co., Ltd.                             38,800         734,133
   DTS Corp.                                           21,200         484,982
 * DyDo Drinco, Inc.                                   30,100         918,183
 * Dynic Corp.                                         66,000         256,396
   Eagle Industry Co., Ltd.                            78,000         463,363
   Echo Trading Co., Ltd.                               4,000          51,530
 * Econach Co., Ltd.                                   26,000          14,150
 # Edion Corp.                                        144,216       1,290,220
   Ehime Bank, Ltd.                                   274,000         855,187
 # Eighteenth Bank, Ltd.                              322,000       1,413,848
   Eiken Chemical Co., Ltd.                            54,000         629,604
   Eikoh, Inc.                                         12,100          98,799
   Eizo Nanao Corp.                                    40,600       1,014,287
   Elna Co., Ltd.                                      34,000          79,155
   Enplas Corp.                                        38,400       1,063,907
*# Enshu, Ltd.                                         69,000         134,538
   Ensuiko Sugar Refining Co., Ltd.                    51,000         103,308
   Exedy Corp.                                         80,200       1,406,981
 * F.D.C. Products, Inc.                               16,390         208,517
   Fancl Corp.                                         40,100       1,453,083
*# FDK Corp.                                          230,000         478,760
   Fine Sinter Co., Ltd.                               31,000          98,012
 * First Baking Co., Ltd.                              67,000         156,290
   Foster Electric Co., Ltd.                           44,000         362,871
 # FP Corp.                                            42,100         674,725
   France Bed Holdings Co., Ltd.                      417,000       1,241,325
*# Fudo Construction Co., Ltd.                        273,200         687,064
 # Fuji Co.,Ltd.                                       63,600       1,184,824
 * Fuji Corp, Ltd.                                     28,000         285,252
 # Fuji Kiko Co., Ltd.                                 71,000         295,691
*# Fuji Kosan Co., Ltd.                               130,000         171,924
   Fuji Kyuko Co., Ltd.                               205,000         778,557
 * Fuji Spinning Co., Ltd., Tokyo                     163,000         205,364
 * Fuji Titanium Industry Co., Ltd.                    10,000          23,565
   Fujicco Co., Ltd.                                   50,000         644,925
 * Fujii & Co., Ltd.                                   44,000             428
 * Fujiko Co., Ltd.                                    55,000           1,070
   Fujikura Kasei Co., Ltd.                            43,000         313,036
 # Fujikura Rubber, Ltd.                               34,000         212,968
 # Fujirebio, Inc.                                     81,000       1,054,421
 * Fujita Corp.                                       320,500         371,016
 # Fujita Kanko, Inc.                                 194,000         689,835
 # Fujitec Co., Ltd.                                  170,000         872,261
 * Fujitsu Access, Ltd.                                36,000         187,398
   Fujitsu Business Systems, Ltd.                      45,300         579,697
   Fujitsu Devices, Inc.                               44,000         484,917
   Fujitsu Fronttec, Ltd.                              41,500         350,523
*# Fujitsu General, Ltd.                              188,000         573,434
*# Fujiya Co., Ltd.                                   218,000         509,899
   Fukuda Corp.                                        80,000         484,654

                                                       SHARES          VALUE+
                                                -------------   -------------
 # Fukushima Bank, Ltd.                               323,000   $     507,823
 * Fukusima Industries Corp.                           13,500         166,352
   Fumakilla, Ltd.                                     37,000          71,694
*# Furukawa Battery Co., Ltd.                          45,000         112,973
*# Furukawa Co., Ltd.                                 699,000         787,201
   Fuso Lexel Inc.                                     25,400         140,759
   Fuso Pharmaceutical Industries, Ltd.               157,000         503,210
 * Gajoen Kanko KK                                     37,000               0
 # Gakken Co., Ltd.                                   168,000         358,976
 * Generas Corp.                                       64,000             623
 # Genki Sushi Co., Ltd.                               17,200         217,158
   Geostar Corp.                                       10,000          37,241
 * Gigas K's Denki Corp.                                4,704         127,104
   Global-Dining, Inc.                                  6,200          43,245
 # Godo Steel, Ltd.                                   297,000       1,113,383
 * Goldwin, Inc.                                       76,000         173,550
   Gourmet Kineya Co., Ltd.                            37,000         310,206
 * Graphtec Corp.                                      39,000          56,867
   Gro-BeLS Co., Ltd.                                  84,000         101,850
 * GSI Creoss Corp.                                    90,000         198,577
   Gun-Ei Chemical Industry Co., Ltd.                 141,000         463,767
   Hagoromo Foods Corp.                                33,000         364,310
   Hakuto Co., Ltd.                                    39,400         527,327
   Hakuyosha Co., Ltd.                                 57,000         180,208
   Haltec Corp.                                        32,000          55,422
 * Hamai Co., Ltd.                                     22,000          31,546
   Hanshin Sogo Bank, Ltd.                            709,000       1,412,198
   Hanwa Co., Ltd.                                    405,000       1,753,009
   Happinet Corp.                                      18,800         212,519
   Harashin Co., Ltd.                                  24,300         200,273
   Harima Chemicals, Inc.                              37,000         232,568
   Haruyama Trading Co., Ltd.                          21,600         274,474
*# Hayashikane Sangyo Co., Ltd.                       128,000         223,264
 * Hazama Corp.                                       120,600         259,610
   Heiwado Co., Ltd.                                  111,000       1,531,046
   Hibiya Engineering, Ltd.                            72,000         558,462
   Higashi-Nippon Bank, Ltd.                          345,000         924,900
   Hisaka Works, Ltd.                                  41,000         404,720
   Hitachi Business Solution Co., Ltd.                 22,700         154,361
   Hitachi Kiden Kogyo, Ltd.                           27,000         105,489
   Hitachi Koki Co., Ltd.                             205,000       1,624,610
   Hitachi Kokusai Electric, Inc.                     191,000       1,525,119
   Hitachi Medical Corp.                               71,000         983,991
   Hitachi Metals Techno, Ltd.                         13,000          39,260
   Hitachi Mobile Co., Ltd.                            35,000         248,302
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                           215,000         929,896
   Hitachi Powdered Metal Co., Ltd.                    53,000         352,508
   Hitachi Tool Engineering, Ltd.                      44,500         353,866
   Hitachi Transport System, Ltd.                      75,000         630,520
*# Hitachi Zosen Corp.                                944,000       1,392,150
 # Hochiki Corp.                                       42,000         166,542
*# Hodogaya Chemical Co., Ltd.                        114,000         541,464
 # Hogy Medical Co., Ltd.                              30,000       1,355,454
 * Hohsui Corp.                                        56,000          90,389
   Hokkai Can Co., Ltd., Tokyo                        106,000         266,729
   Hokkaido Coca Cola Bottling Co.,
     Ltd.                                              64,000         410,520
   Hokkaido Gas Co., Ltd.                             105,000         277,418
   Hokko Chemical Industry Co., Ltd.                   41,000         146,954
 # Hokuetsu Bank, Ltd.                                416,000         851,389
   Hokuriku Electric Industry Co., Ltd.               131,000   $     322,897
   Hokuriku Electrical Construction Co.,
     Ltd.                                              36,000         103,893
   Hokuriku Gas Co., Ltd.                              64,000         191,792
*# Hokushin Co., Ltd.                                  39,900          81,933
 # Hokuto Corp.                                        61,100       1,161,196
   Homac Corp.                                         75,700         529,908
   Honshu Chemical Industry Co., Ltd.                   7,000          38,800
 # Horiba, Ltd.                                        64,000         823,866
   Horipro, Inc.                                       23,400         190,362
   Hosiden Corp.                                      128,700       1,327,166
 * Hosokawa Micron Corp.                               54,000         234,951
*# Howa Machinery, Ltd.                               181,000         229,900
 * Ichida and Co., Ltd.                                23,400          35,825
   Ichikawa Co., Ltd.                                  49,000         189,986
*# Ichiken Co., Ltd.                                   48,000         122,348
 # Ichikoh Industries, Ltd.                           141,000         330,774
   Ichiyoshi Securities Co., Ltd.                      87,000         747,767
   Icom, Inc.                                          26,800         610,130
   Idec Izumi Corp.                                    63,000         606,459
   Ihara Chemical Industry Co., Ltd.                   80,000         225,576
 # Iino Kaiun Kaisha, Ltd.                            177,000         887,781
 * Ikegami Tsushinki Co., Ltd.                        102,000         179,310
   i-Logistics Corp.                                   52,000         108,690
   Imasen Electric Industrial Co., Ltd.                19,900         171,976
   Impact 21 Co., Ltd.                                 34,100         719,121
 * Impress Corp.                                          178         204,447
   Inaba Denki Sangyo Co., Ltd.                        47,400       1,047,742
   Inaba Seisa Kusho Co., Ltd.                         32,400         538,389
   Inabata and Co., Ltd., Osaka                       103,000         899,810
   Inageya Co., Ltd.                                   97,000         890,992
   Ines Corp.                                          94,300         847,270
   I-Net Corp.                                         18,300         129,375
 # Information Services
     International-Dentsu, Ltd.                        51,800         592,254
 * Intec Communications, Inc.                          14,000          70,727
 # Intec, Inc.                                         73,000         552,354
   Inui Steamship Co., Ltd.                            31,000         157,117
   ISE Chemicals Corp.                                 38,000         155,141
 # Iseki & Co., Ltd.                                  393,000         957,102
   Ishihara Sangyo Kaisha, Ltd.                       688,000       1,541,151
   Ishii Hyoki Co., Ltd.                                8,600         108,419
*# Ishii Iron Works Co., Ltd.                          52,000          84,976
*# Ishikawa Seisakusho, Ltd.                           75,000          96,036
   Ishikawajima Construction Materials
     Co., Ltd.                                         18,000          51,928
   Ishikawajima Transport Machinery Co.,
     Ltd.                                              16,000          43,700
   Ishizuka Glass Co., Ltd.                            49,000         100,216
   Itochu Enex Co., Ltd.                              166,900       1,073,274
   Itochu Shokuh Co., Ltd.                             24,400         834,333
   Itoki Crebio Corp.                                  56,000         181,275
   Iwaki & Co., Ltd.                                   38,000          98,674
 # Iwasaki Electric Co., Ltd.                         142,000         467,684
   Iwatani International Corp.                        459,000       1,122,136
 * Iwatsu Electric Co., Ltd.                          166,000         341,683
 * Izuhakone Railway Co., Ltd.                            300          15,799
   Izumiya Co., Ltd.                                  157,000       1,020,992
*# Izutsuya Co., Ltd.                                 123,000         210,110
   Jac Holdings Co., Ltd.                              17,300         125,398
 # Jaccs Co., Ltd.                                    207,000       1,100,727

                                                       SHARES          VALUE+
                                                -------------   -------------
 * Jalux, Inc.                                         20,600   $     373,667
   Jamco Corp.                                         41,000         207,243
*# Janome Sewing Machine Co., Ltd.                    259,000         376,595
   Japan Aviation Electronics Industry,
     Ltd.                                              21,000         192,869
 * Japan Bridge Corp.                                  31,000          40,105
   Japan Business Computer Co., Ltd.                   34,000         224,168
   Japan Carlit Co., Ltd.                              28,000         184,268
 # Japan Cash Machine Co., Ltd.                        36,610       1,509,798
   Japan Digital Laboratory Co., Ltd.                  59,200         628,265
   Japan Foundation Engineering Co.,
     Ltd.                                              49,200         261,734
   Japan Information Processing Service
     Co., Ltd.                                         31,800         186,496
 # Japan Kenzai Co., Ltd.                              44,840         324,429
   Japan Maintenance Co., Ltd.                         34,100         331,075
   Japan Medical Dynamic Marketing,
     Inc.                                              29,800         313,311
   Japan Oil Transportation Co., Ltd.                  45,000         105,304
 # Japan Pulp and Paper Co., Ltd.                     269,000         882,819
*# Japan Radio Co., Ltd.                              240,000         839,121
   Japan Servo Co., Ltd.                               51,000         159,942
   Japan Steel Tower Co., Ltd.                         19,000          62,852
 # Japan Steel Works, Ltd.                            695,000       1,036,406
 # Japan Storage Battery Co., Ltd.                    529,000       1,096,133
 # Japan Transcity Corp.                              113,000         387,865
   Japan Vilene Co., Ltd.                             112,000         545,506
   Japan Wool Textile Co., Ltd.                       162,000         947,290
   Jastec Co., Ltd.                                    11,600         199,891
   Jeans Mate Corp.                                    15,540         163,807
 # Jeol, Ltd.                                         137,000         884,317
   Jiec Co., Ltd.                                          87          92,526
   JMS Co., Ltd.                                       49,000         150,672
   Joban Kosan Co., Ltd.                              101,000         165,669
   J-Oil Mills, Inc.                                  296,000       1,043,303
   Joint Corp.                                         32,900         763,070
 # Joshin Denki Co., Ltd.                              98,000         296,715
 # Jsp Corp.                                           49,200         552,133
   Juel Verite Ohkubo Co., Ltd                         24,000          62,973
*# Jujiya Co., Ltd.                                   383,000         397,178
*# Juki Corp.                                         176,000         612,947
 * Jyomo Co., Ltd.                                     48,000         124,070
   K.R.S. Corp.                                        20,300         297,201
   Kabuki-Za Co., Ltd.                                 16,000         654,089
   Kadokawa Holdings, Inc.                             27,000       1,031,369
 # Kaga Electronics Co., Ltd.                          46,200         795,167
   Kagawa Bank, Ltd.                                  138,350         683,224
 # Kagome Co., Ltd.                                   143,300       1,505,254
   Kahma Co., Ltd.                                     55,900         612,248
 # Kaken Pharmaceutical Co., Ltd.                     180,000       1,131,450
 * Kakuei (L.) Corp.                                  100,000             973
*# Kamagai Gumi Co., Ltd.                              87,800         189,516
   Kameda Seika Co., Ltd.                              39,000         345,961
   Kamei Corp.                                         67,000         611,107
   Kanaden Corp.                                       55,000         281,017
   Kanagawa Chuo Kotsu Co., Ltd.                      109,000         649,793
   Kanamoto Co., Ltd.                                  43,000         228,396
*# Kanebo, Ltd.                                        96,200       1,144,536
 * Kanematsu Corp.                                    708,500       1,064,122
 # Kanematsu Electronics, Ltd.                         45,500         349,046
*# Kanematsu-NNK Corp.                                 60,000         156,933
   Kanto Auto Works, Ltd., Yokosuka                   125,500   $   1,444,364
   Kanto Denka Kogyo Co., Ltd.                         93,000         320,095
   Kanto Natural Gas Development Co.,
     Ltd.                                             104,000         572,179
*# Kanto Tsukuba Bank, Ltd.                            45,500         262,748
   Kasai Kogyo Co., Ltd.                               59,000         195,969
   Kasei (C.I.) Co., Ltd.                              58,000         228,153
   Kasumi Co., Ltd.                                   132,000         744,366
   Katakura Chikkarin Co., Ltd.                        27,000          80,792
   Katakura Industries Co., Ltd.                       61,000         689,437
   Kato Sangyo Co., Ltd.                               70,300         916,784
 # Kato Works Co., Ltd.                                82,000         197,608
 * Katsumura Construction Co., Ltd.                    48,600          62,374
   Kawada Industries, Inc.                             76,000         205,790
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                           99,000         146,903
   Kawamoto Corp.                                       4,000          24,815
 * Kawasaki Kasei Chemicals, Ltd.                      36,000          48,848
   Kawashima Textile Manufacturers,
     Ltd.                                             126,000         167,578
   Kawasho Gecoss Corp.                                57,900         274,190
   Kawasumi Laboratories, Inc.                         26,000         178,844
   Kawatetsu Systems, Inc.                                112         149,926
   Kayaba Industry Co., Ltd.                          399,000       1,362,520
   Keihanshin Real Estate Co., Ltd.                    76,000         363,304
 # Keihin Co., Ltd.                                   100,000         201,971
   Keiiyu Co., Ltd.                                    15,000         189,122
   Keiyo Bank, Ltd.                                   375,000       1,332,159
 # Keiyo Co., Ltd.                                    139,900         579,767
 # Kentucky Fried Chicken Japan, Ltd.                  55,000       1,082,310
*# Kenwood Corp.                                      570,000       1,050,340
   Key Coffee, Inc.                                    41,300         578,146
 # Kibun Food Chemifa Co., Ltd.                        49,000       1,121,104
 * Kimmon Manufacturing Co., Ltd.                      41,000          59,134
 * Kimura Chemical Plants Co., Ltd.                    27,000          65,307
   Kinki Coca-Cola Bottling Co., Ltd.                 116,000       1,040,508
 * Kinki Nippon Tourist Co., Ltd.                     133,000         319,871
   Kinki Sharyo Co., Ltd., Nagaokakyo                 122,000         367,930
 * Kinsho Corp.                                        21,000          71,208
 # Kinugawa Rubber Industrial Co., Ltd.               107,000         225,335
   Kioritz Corp.                                      113,000         303,705
 * Kirindo Co., Ltd.                                   10,300          83,385
   Kishu Paper Co., Ltd.                              125,000         211,388
 # Kisoji Co., Ltd.                                    42,100         638,283
   Kitagawa Iron Works Co., Ltd.                      150,000         312,951
   Kita-Nippon Bank, Ltd.                              14,206         671,051
   Kitano Construction Corp.                          124,000         278,951
   Kitazawa Sangyo Co., Ltd.                           17,500          41,127
   Kitz Corp.                                         234,000       1,286,943
   Kiyo Bank, Ltd.                                    757,000       1,499,096
   Koa Corp.                                           76,000         538,665
   Koatsu Gas Kogyo Co., Ltd.                          93,000         347,033
   Kobayashi Yoko Co., Ltd.                            16,900         331,804
   Kodensha Co., Ltd.                                  14,000          43,181
   Koekisha Co., Ltd.                                   9,600         206,691
   Kohnan Shoji Co., Ltd.                              36,200         470,964
   Kohsoku Corp.                                       48,000         315,049
   Koike Sanso Kogyo Co., Ltd.                         71,000         156,036
   Koito Industries, Ltd.                              66,000         285,594
 # Kojima Co., Ltd.                                    68,400         716,704
 * Kokune Corp.                                        42,000             409

                                                       SHARES          VALUE+
                                                -------------   -------------
 * Kokusai Kogyo Co., Ltd.                             60,000   $     182,129
   Komai Tekko, Inc.                                   53,000         152,150
   Komatsu Electronics Metals Co., Ltd.                52,000         482,007
   Komatsu Seiren Co., Ltd.                            69,000         395,402
   Komatsu Wall Industry Co., Ltd.                     17,300         309,524
   Konaka Co., Ltd.                                    36,300         441,752
 # Konami Sports Corp.                                 53,300       1,018,291
   Kondotec, Inc.                                      18,500         140,301
   Konishi Co., Ltd.                                   32,300         307,602
   Kosaido Co., Ltd.                                   34,000         254,013
 # Kosei Securities Co., Ltd.                         137,000         253,049
 # Kubotek Corp.                                          230         316,204
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                            139,000         357,411
   Kurabo Industries, Ltd.                            459,000       1,002,752
   Kureha Chemical Industry Co., Ltd.                 352,000       1,336,211
   Kurimoto, Ltd.                                     224,000         550,321
 # Kuroda Electric Co., Ltd.                           62,400       1,349,502
   Kuroganeya Co., Ltd.                                14,000          58,957
   Kurosaki Harima Corp.                              144,000         428,099
   Kyoden Co., Ltd.                                    93,000         616,919
   Kyodo Printing Co., Ltd.                           152,000         575,895
   Kyodo Shiryo Co., Ltd.                             145,000         204,105
   Kyoei Sangyo Co., Ltd.                              44,000         145,283
   Kyoei Tanker Co., Ltd.                              53,000         138,079
   Kyokuto Boeki Kaisha, Ltd.                          36,000         104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                    49,200         563,274
   Kyokuyo Co., Ltd.                                  198,000         389,775
   Kyoritsu Maintenance Co., Ltd.                      18,100         377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                              97,000         298,255
   Kyoto Kimono Yuzen Co., Ltd.                           148         319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                              30,000          92,610
   Kyowa Exeo Corp.                                   201,000       1,770,057
   Kyowa Leather Cloth Co., Ltd.                       38,800         216,450
   Kyudenko Corp.                                     140,000         686,988
 * Kyushu-Shinwa Holdings, Inc.                       576,000       1,031,869
 # Laox Co., Ltd.                                      54,000         126,392
 # Life Corp.                                          98,400       1,254,434
 * Link Consulting Associates - Japan
     Corp.                                             24,300         119,956
 * Lonseal Corp.                                       69,000          76,459
 * Look, Inc.                                          50,000         203,798
 # Macnica, Inc.                                       31,000         931,417
   Maeda Corp.                                        344,000       1,538,993
   Maeda Road Construction Co., Ltd.                  182,000       1,340,810
   Maezawa Industries, Inc.                            27,700         163,356
   Maezawa Kaisei Industries Co., Ltd.                 25,400         472,898
   Maezawa Kyuso Industries Co., Ltd.                  25,400         351,745
 * Magara Construction Co., Ltd.                       61,000          73,923
 # Makino Milling Machine Co., Ltd.                   161,000         866,709
 * Mamiya-Op Co., Ltd.                                 58,000          80,837
   Marche Corp.                                        10,700         112,383
 # Mars Engineering Corp.                              44,400       1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                         54,000         113,344
 # Marubeni Telecom Co., Ltd.                             117         116,539
   Marubun Corp.                                       44,600         326,331
   Marudai Food Co., Ltd.                             214,000         428,099
 * Maruei Department Store Co., Ltd.                   72,000         166,181
   Maruetsu, Inc.                                     209,000   $   1,029,423
   Maruha Group, Inc.                                 477,000       1,039,428
 * Maruishi Holdings Co., Ltd.                        214,000           2,082
   Marusan Securities Co., Ltd.                       138,000         831,289
   Maruwa Co., Ltd.                                    17,500         266,956
   Maruwn Corp.                                        44,000         117,653
   Maruya Co., Ltd.                                    14,000         111,532
 # Maruyama Manufacturing Co., Inc.                    73,000         347,676
 * Maruzen Co., Ltd.                                  179,000         414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                           30,000         166,398
   Maruzen Showa Unyu Co., Ltd.                       176,000         594,258
   Maspro Denkoh Corp.                                 32,300         344,339
   Matsuda Sangyo Co., Ltd.                            34,500         301,701
   Matsui Construction Co., Ltd.                       40,000         156,880
 * Matsuo Bridge Co., Ltd.                             37,000          81,326
 # Matsuya Co., Ltd.                                   96,000         515,272
   Matsuya Foods Co., Ltd.                             34,500         728,796
 # Matsuzakaya Co., Ltd.                              312,077       1,198,358
   Max Co., Ltd.                                      104,000       1,070,430
 * Maxvalu Tohok Co., Ltd.                             18,200         167,475
 * MEC Co., Ltd.                                       13,700         185,388
 # Megachips Corp.                                     44,400         507,314
   Meidensha Corp.                                    417,050         816,539
*# Meiji Machine Co., Ltd.                             90,000         151,932
   Meiji Shipping Co., Ltd.                            58,000         207,405
   Meisei Industrial Co., Ltd.                         29,000         107,928
   Meito Sangyo Co., Ltd.                              45,600         713,799
   Meito Transportation Co., Ltd.                      22,000         200,770
   Meiwa Estate Co., Ltd.                              43,800         470,856
   Meiwa Industry Co., Ltd.                            15,000          47,909
 * Meiwa Trading Co., Ltd.                             55,000         124,478
   Melco Holdings, Inc.                                 9,000         163,715
   Mercian Corp.                                      267,000         657,256
 * Mesco, Inc.                                         15,000          49,344
   Michinoku Bank, Ltd.                               281,000       1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.                 99,000         939,161
   Milbon Co., Ltd.                                    18,900         517,922
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                              38,200         510,863
   Ministop Co., Ltd.                                  48,800         814,375
   Mirai Group Co., Ltd.                               49,000          95,890
   Miroku Jyoho Service Co., Ltd.                      22,500         222,677
 * Misawa Homes Holdings, Inc.                        465,900       1,273,124
   Misawa Resort Co., Ltd.                             90,000         261,851
   Mito Securities Co., Ltd.                          113,000         338,582
   Mitsuba Corp.                                       77,690         567,563
*# Mitsubishi Cable Industries, Ltd.                  277,000         322,375
 * Mitsubishi Kakoki Kaisha, Ltd.                     117,000         214,570
 # Mitsubishi Paper Mills, Ltd.                       554,000         854,506
   Mitsubishi Pencil Co., Ltd.                         61,000         522,763
   Mitsubishi Plastics, Inc.                          404,000       1,054,596
   Mitsubishi Shindoh Co., Ltd.                        82,000         182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                             253,000         379,606
   Mitsuboshi Belting, Ltd.                           153,000         580,945
   Mitsui High-Tec, Inc.                               72,900         956,456
 # Mitsui Home Co., Ltd.                              122,000         596,429
   Mitsui Knowledge Industry Co., Ltd.                 20,100         172,178
*# Mitsui Matsushima Co., Ltd.                         90,000         230,505

                                                       SHARES          VALUE+
                                                -------------   -------------
*# Mitsui Mining Co., Ltd.                            290,000   $   1,143,356
   Mitsui Sugar Co., Ltd.                             145,000         364,639
   Mitsui-Soko Co., Ltd.                              255,000         815,206
   Mitsumi Electric Co., Ltd.                         139,400       1,539,206
   Mitsumura Printing Co., Ltd.                        60,000         355,254
   Mitsuuroko Co., Ltd.                               117,000         742,675
   Miura Co., Ltd.                                     76,600       1,228,819
   Miura Printing Corp.                                16,000          57,004
   Miyaji Engineering Group                           120,000         305,428
   Miyazaki Bank, Ltd.                                275,000       1,074,553
   Miyoshi Oil & Fat Co., Ltd.                        120,000         253,844
 # Miyuki Keori Co., Ltd.                              50,000         197,309
 # Mizuno Corp.                                       239,000         999,645
   Mochida Pharmaceutical Co., Ltd.                    44,000         262,225
 * Momiji Holdings, Inc.                                  371         651,189
   Mori Seiki Co., Ltd.                               165,100       1,438,333
 # Morinaga & Co., Ltd.                               499,000       1,133,148
 * Morishita Jinton Co., Ltd.                          32,800         154,492
   Morita Corp.                                        85,000         504,647
   Moritex Corp.                                       15,000         128,682
   Morozoff, Ltd., Osaka                               50,000          99,164
   Mory Industries, Inc.                               66,000         203,892
   Mos Food Services, Inc.                             59,000         790,372
   Moshi Moshi Hotline, Inc.                            9,350         790,647
 # MR Max Corp.                                        56,300         183,791
 * Mutoh Industries, Ltd.                              78,000         208,412
   Mutow Co., Ltd.                                     38,000         187,614
   Myojo Foods Co., Ltd.                               76,000         538,970
   Mystar Engineering Corp.                            15,600          89,533
   Nabtesco Corp.                                     236,000       1,262,584
   NAC Co., Ltd.                                       13,000         148,895
 # Nachi-Fujikoshi Corp.                              433,000       1,131,868
   Nagano Bank, Ltd.                                  149,000         445,575
 * Nagano Japan Radio Co., Ltd.                        27,000          43,411
   Nagatanien Co., Ltd.                                70,000         551,844
 * Naigai Co., Ltd.                                   109,000         141,706
 # Nakabayashi Co., Ltd.                               76,000         268,625
   Nakamuraya Co., Ltd.                                98,000         326,639
 * Nakano Corp.                                        49,000         112,334
 # Nakayama Steel Works, Ltd.                         203,000         775,238
   Nakayo Telecommunications, Inc.                     36,000         178,552
 # NEC Infrontia Corp.                                196,000         765,295
 # NEC Mobiling, Ltd.                                  26,400         614,578
   NEC System Integration &
     Construction, Ltd.                                78,600         650,172
   NEC Tokin Corp.                                    207,000         890,751
 # Neturen Co., Ltd., Tokyo                            66,000         438,571
   New Japan Radio Co., Ltd.                           62,000         511,484
 * New Real Property KK                                43,900               0
 # Nichia Steel Works, Ltd.                            67,900         289,231
   Nichias Corp.                                      253,000         960,377
   Nichiban Co., Ltd.                                  58,000         220,885
 * Nichiboshin, Ltd.                                    1,190           1,158
   Nichiha Corp.                                       64,980         910,702
 # Nichimo Co., Ltd.                                   54,000         165,673
 * Nichimo Corp.                                      132,000         106,228
   Nichireki Co., Ltd.                                 44,000         159,979
   Nichiro Corp.                                      289,000         485,250
   Nidec Tosok Corp.                                   27,800         501,908
   Nihon Dempa Kogyo Co., Ltd.                         38,300         820,568
   Nihon Eslead Corp.                                  22,040         441,013
   Nihon Inter Electronics Corp.                       54,000   $     420,106
   Nihon Kagaku Sangyo Co., Ltd.                       32,000         154,853
 * Nihon Kentetsu Co., Ltd.                            27,000          54,754
   Nihon Kohden Corp.                                  85,000         999,874
   Nihon Matai Co., Ltd.                               50,000         111,693
   Nihon Nohyaku Co., Ltd.                            103,000         198,990
   Nihon Parkerizing Co., Ltd.                        115,000         985,091
   Nihon Seiko Co., Ltd.                               11,000          32,355
   Nihon Shokuh Kako Co., Ltd.                         40,000         113,763
 * Nihon Spindle Manufacturing Co.,
     Ltd.                                              56,000          95,926
   Nihon Tokushu Toryo Co., Ltd.                       35,000         248,646
   Nihon Unisys, Ltd.                                 125,100       1,161,086
   Niitaka Co., Ltd.                                    7,260          82,136
   Nikken Chemicals Co., Ltd.                         112,000         326,661
 # Nikkiso Co., Ltd.                                  123,000         670,374
   Nikko Co., Ltd., Akashi                             66,000         213,822
   Nikko Travel Co., Ltd.                              12,200          68,354
 * Nippei Toyama Corp.                                 80,000         164,519
   Nippo Corp.                                        210,000       1,248,046
 * Nippon Avionics Co., Ltd.                           40,000         129,893
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                        276,000         576,789
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                            101,000         218,215
   Nippon Carbon Co., Ltd.                            177,000         324,586
 # Nippon Ceramic Co., Ltd.                            37,000         449,596
   Nippon Chemical Industrial Co., Ltd.               161,000         544,949
   Nippon Chemi-Con Corp.                             239,000       1,228,334
*# Nippon Chemiphar Co., Ltd.                          70,000         321,517
   Nippon Chutetsukan KK                               44,000          87,958
   Nippon Concrete Industries Co., Ltd.                65,000         258,821
 * Nippon Conveyor Co., Ltd.                           43,000          53,355
 # Nippon Denko Co., Ltd.                             206,000         804,080
   Nippon Densetsu Kogyo Co., Ltd.                    118,000         613,052
   Nippon Denwa Shisetu Co., Ltd.                     104,000         369,962
 # Nippon Felt Co., Ltd.                               40,000         205,809
   Nippon Fine Chemical Co., Ltd.                      40,000         169,120
   Nippon Flour Mills Co., Ltd.                       314,000       1,366,219
 * Nippon Foil Mfg., Co., Ltd.                         21,000          47,295
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                        100,000         162,881
   Nippon Gas Co., Ltd.                                81,000         629,099
   Nippon Hume Corp.                                   43,000         156,667
 * Nippon Jogesuido Sekkei Co., Ltd.                      175         246,417
   Nippon Kanzai Co., Ltd.                             37,200         575,068
*# Nippon Kasei Chemical Co., Ltd.                    186,000         377,349
*# Nippon Kinzoku Co., Ltd.                            93,000         183,237
 # Nippon Koei Co., Ltd., Tokyo                       137,000         367,077
   Nippon Konpo Unyu Soko Co., Ltd.                   137,000       1,344,347
*# Nippon Koshuha Steel Co., Ltd.                     221,000         310,964
*# Nippon Metal Industry Co., Ltd.                    319,000         584,317
   Nippon Pigment Co., Ltd.                            11,000          38,428
   Nippon Pillar Packing Co., Ltd.                     33,000         238,744
   Nippon Piston Ring Co., Ltd.                       133,000         283,717
 # Nippon Road Co., Ltd.                              177,000         360,112
 # Nippon Seiki Co., Ltd.                             104,000         921,598
   Nippon Seisen Co., Ltd.                             39,000         152,360
   Nippon Sharyo, Ltd.                                267,000         625,664
   Nippon Shinyaku Co., Ltd.                          129,000         931,242
   Nippon Signal Co., Ltd.                            109,000         551,637

                                                       SHARES          VALUE+
                                                -------------   -------------
   Nippon Soda Co., Ltd.                              252,000   $     743,750
   Nippon Suisan Kaisha, Ltd.                         457,000       1,490,283
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                        152,000         362,615
   Nippon System Development Co.,
     Ltd.                                              47,500         853,979
   Nippon Systemware Co., Ltd.                         20,000         141,818
 # Nippon Thompson Co., Ltd.                          131,000         762,779
   Nippon Tungsten Co., Ltd.                           44,000          95,388
   Nippon Valqua Industries, Ltd.                     141,000         345,022
*# Nippon Yakin Kogyo Co., Ltd.                       144,500         679,432
 # Nippon Yusoki Co., Ltd.                             49,000         157,741
 # Nishimatsu Construction Co., Ltd.                  238,000         746,400
   Nishishiba Electric Co., Ltd.                       28,000          51,707
   Nissei Corp.                                        57,600         614,465
   Nissei Plastic Industrial Co., Ltd.                 35,000         229,892
 * Nisseki House Industry Co., Ltd.                   260,000           2,529
   Nissha Printing Co., Ltd.                           81,000         999,513
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                             347,000       1,247,175
 # Nisshin Fudosan Co., Ltd.                           32,600         330,715
   Nissho Electronics Corp.                            49,900         383,506
*# Nissho Iwai-Nichmen Holdings Corp.                 347,100       1,458,447
   Nissin Co., Ltd.                                   826,400       1,869,154
   Nissin Corp.                                       177,000         444,349
   Nissin Electric Co., Ltd.                          177,000         557,199
   Nissin Kogyo Co., Ltd.                              39,700       1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                74,000         143,825
 # Nissui Pharmaceutical Co., Ltd.                     34,000         206,289
   Nitchitsu Co., Ltd.                                 14,000          28,355
   Nitta Corp.                                         54,700         803,386
   Nittan Valve Co., Ltd.                              58,000         357,876
   Nittetsu Mining Co., Ltd.                          132,000         516,474
   Nitto Boseki Co., Ltd.                             460,000         913,118
   Nitto Electric Works, Ltd.                          79,300         755,372
   Nitto FC Co., Ltd.                                  48,000         267,900
   Nitto Flour Milling Co., Ltd.                       54,000         149,551
   Nitto Kohki Co., Ltd.                               39,300         752,024
   Nitto Seiko Co., Ltd.                               56,000         143,665
   Nitto Seimo Co., Ltd.                               32,000          66,022
*# Nittoc Construction Co., Ltd.                       61,000         123,299
   NIWS Co., Ltd.                                         498       1,206,986
   Noda Corp.                                          24,100         170,486
   NOF Corp.                                          374,000       1,270,035
   Nohmi Bosai, Ltd.                                   68,000         345,111
   Nomura Co., Ltd.                                    61,000         397,127
 # Noritake Co., Ltd.                                 320,000       1,310,538
 # Noritsu Koki Co., Ltd.                              58,300       1,201,146
 # Noritz Corp.                                        93,400       1,360,948
   Nosan Corp.                                        201,000         448,734
   Obayashi Road Corp.                                 65,000         146,498
   Odakyu Construction Co., Ltd.                       29,000          79,991
   Odakyu Real Estate Co., Ltd.                        58,000         141,379
   Oenon Holdings, Inc.                                89,000         229,614
 * Ohki Corp.                                          73,000             710
 * Ohmori Co., Ltd.                                    18,400          13,605
   Oie Sangyo Co., Ltd.                                13,200          98,512
   Oiles Corp.                                         37,700         787,389
   Oita Bank, Ltd.                                    263,000       1,326,184
   Okabe Co., Ltd.                                     29,000         128,060
   Okamoto Industries, Inc.                           236,000         694,298
 * Okamoto Machine Tool Works, Ltd.                    75,000   $     220,279
   Okamura Corp.                                      207,000       1,724,568
   Okaya Electric Industries Co., Ltd.                 32,000          99,514
   Oki Electric Cable Co., Ltd.                        56,000         125,112
   Okinawa Electric Power Co., Ltd.                    27,900       1,189,055
 * OKK Corp.                                          101,000         236,475
 * Okuma and Howa Machinery, Ltd.                      69,000         155,897
 * Okuma Corp.                                        243,000         960,365
 # Okura Industrial Co., Ltd.                         107,000         689,138
   Okuwa Co., Ltd.                                     84,000         943,355
   Olympic Corp.                                       41,900         478,295
 # O-M, Ltd.                                           46,000         101,757
 * Omikenshi Co., Ltd.                                 78,000          81,258
   Ono Sokki Co., Ltd.                                 53,000         312,630
 # Onoken Co., Ltd.                                    31,000         389,455
   Organo Corp.                                       101,000         493,967
 * Orient Watch Co., Ltd.                              12,000           4,786
   Oriental Construction Co., Ltd.                     39,000         194,546
 # Oriental Yeast Co., Ltd.                            52,000         365,301
   Origin Electric Co., Ltd.                           54,000         285,423
   Original Engineering Consultants Co.,
     Ltd.                                               9,000          51,551
   Osaka Securities Finance Co., Ltd.                  54,000         158,966
   Osaka Steel Co., Ltd.                               77,900         968,170
   Osaki Electric Co., Ltd.                            56,000         218,548
   Oyo Corp.                                           52,300         497,017
   P.S. Mitsubishi Construction Co., Ltd.              46,500         202,692
   Pacific Industrial Co., Ltd.                        99,000         486,162
*# Pacific Metals Co., Ltd.                           362,000       1,578,356
   Paramount Bed Co., Ltd.                             58,000       1,537,418
   Parco Co., Ltd.                                    144,000         836,572
 * Pasco Corp.                                        135,500         355,581
   Patlite Corp.                                       16,540         305,127
   PCA Corp.                                           12,000         181,720
 * Penta-Ocean Construction Co., Ltd.                 730,000       1,166,387
 # Pentax Corp.                                       214,000         732,481
   Petrolub International Co., Ltd.                    24,800         164,224
 * PIA Corp.                                           13,200         275,789
   Pigeon Corp.                                        37,000         565,134
   Pilot Corp.                                             65         222,005
   Piolax, Inc.                                        19,600         363,333
   Pocket Card Co., Ltd.                               41,000         634,510
   Pokka Corp.                                         57,000         255,079
   Poplar Co., Ltd.                                    13,560         170,260
   Posful Corp.                                        36,900         224,355
 # Press Kogyo Co., Ltd.                              185,000         631,122
 * Prima Meat Packers, Ltd.                           404,000         564,221
   Pulstec Industrial Co., Ltd.                        21,200         106,084
   Q'Sai Co., Ltd.                                     58,800         587,001
   Raito Kogyo Co., Ltd.                               95,500         392,321
   Rasa Industries, Ltd.                              119,000         326,421
 * Renown D'urban Holdings, Inc.                       64,800         605,870
 # Resorttrust, Inc.                                   52,900       1,426,435
   Rheon Automatic Machinery Co.,
     Ltd.                                              40,000         125,826
   Rhythm Watch Co., Ltd.                             344,000         721,633
   Ricoh Elemex Corp.                                  35,000         204,654
   Ricoh Leasing Co., Ltd.                             55,000       1,388,213
   Right On Co., Ltd.                                  37,600       1,124,315
   Rikei Corp.                                         22,500          68,863
 # Riken Corp.                                        193,000         804,946

                                                       SHARES          VALUE+
                                                -------------   -------------
   Riken Electric Wire Co., Ltd.                       20,000   $      35,199
   Riken Keiki Co., Ltd.                               33,000         190,630
   Riken Technos Corp.                                121,000         527,877
   Riken Vitamin Co., Ltd.                             43,500         926,760
 # Ringer Hut Co., Ltd.                                38,300         423,839
   Rion Co., Ltd.                                       5,000          24,253
   Rock Field Co., Ltd.                                25,300         392,826
   Rohto Pharmaceutical Co., Ltd.                     101,000       1,133,977
   Roland Corp.                                        47,000         787,698
 # Roland DG Corp.                                     14,200         686,159
   Royal Co., Ltd.                                     76,000         990,583
   Ryobi, Ltd.                                        320,000       1,171,150
   Ryoden Trading Co., Ltd.                            81,000         474,204
   Ryosan Co., Ltd.                                    69,200       1,561,876
   Ryoyo Electro Corp.                                 59,100         859,258
   S Foods, Inc.                                       60,000         440,062
*# S Science Co., Ltd.                                285,000          66,361
 # S.T. Chemical Co., Ltd.                             55,000         683,544
 * Saeki Kensetsu Kogyo Co., Ltd.                      71,000          91,529
 # Sagami Chain Co., Ltd.                              37,000         338,150
   Sagami Co., Ltd.                                    66,000         230,978
   Sagami Rubber Industries Co., Ltd.                  15,000          42,651
 # Saibu Gas Co., Ltd.                                683,000       1,373,989
 * Sailor Pen Co., Ltd.                                74,000         169,054
 # Saizeriya Co., Ltd.                                 78,100       1,353,760
   Sakai Chemical Industry Co., Ltd.                  187,000         783,074
   Sakai Heavy Industries, Ltd.                        60,000         147,209
*# Sakai Ovex Co., Ltd.                                85,000         155,852
   Sakata Inx Corp.                                   102,000         466,881
 # Sakata Seed Corp.                                   89,400       1,087,106
 * Sakurada Co., Ltd.                                  38,000          55,312
   Sala Corp.                                          67,500         319,726
   San-Ai Oil Co., Ltd.                               134,000         519,420
 # Sanix, Inc.                                         65,000         523,943
   Sankei Building Co., Ltd.                          102,000         612,156
   Sanki Engineering Co., Ltd.                        146,000       1,009,365
   Sanko Co., Ltd.                                     12,000          79,041
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                             54,000         108,344
   Sankyo Seiko Co., Ltd.                              97,000         416,202
 # Sankyu, Inc., Tokyo                                515,000       1,447,775
   Sanoh Industrial Co., Ltd.                          60,000         396,732
   Sanrio Co., Ltd.                                   136,700       1,233,896
   Sanritsu Corp.                                       5,400          42,743
   Sanshin Electronics Co., Ltd.                       57,000         417,039
   Sanyo Chemical Industries, Ltd.                    221,000       1,532,183
 # Sanyo Denki Co., Ltd.                              103,000         470,863
 # Sanyo Electric Credit Co., Ltd.                     59,500       1,124,619
   Sanyo Engineering & Construction,
     Inc.                                              34,000         127,909
   Sanyo Industries, Ltd., Tokyo                       48,000         119,192
 # Sanyo Shokai, Ltd.                                 248,000       1,389,383
   Sanyo Special Steel Co., Ltd.                      283,000         570,674
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                            267,000         352,883
 * Sata Construction Co., Ltd., Gumma                  61,000          65,542
 # Sato Corp.                                          59,300       1,466,594
   Sato Shoji Corp.                                    31,000         218,797
   Satori Electric Co., Ltd.                           27,980         353,055
   Sawafugji Electric Co., Ltd.                        31,000          79,406
 * Secom Joshinetsu Co., Ltd.                          21,400         424,105
   Secom Techno Service Co., Ltd.                      24,000   $     943,699
   Seibu Electric Industry Co., Ltd.                   31,000         143,479
 # Seijo Corp.                                         17,400         233,817
   Seika Corp.                                        145,000         346,232
 * Seikitokyu Kogyo Co., Ltd.                          86,000         125,976
 # Seiko Corp.                                        212,407       1,098,960
   Seiren Co., Ltd.                                   101,000         727,514
   Sekisui Jushi Co., Ltd.                             84,000         493,047
   Sekisui Plastics Co., Ltd.                         165,000         547,207
   Sekiwa Real Eastate, Ltd.                           36,000         495,257
   Sekiwa Real Estate Chubu, Ltd.                      17,000         116,386
   Sekonic Corp.                                       17,000          38,724
   Senko Co., Ltd.                                    205,000         777,337
   Senshu Electric Co., Ltd.                           15,300         237,376
   Senshukai Co., Ltd.                                 87,000         683,294
   Shaddy Co., Ltd.                                    32,200         319,492
 # Shibaura Mechatronics Corp.                         79,000         583,457
   Shibusawa Warehouse Co., Ltd.                      115,000         281,510
   Shibuya Kogyo Co., Ltd.                             54,000         456,290
 * Shikibo, Ltd.                                      155,000         192,225
   Shikoku Chemicals Corp.                            106,000         400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                41,100         505,220
   Shimizu Bank, Ltd.                                  16,700         765,399
   Shin Nippon Air Technologies Co.,
     Ltd.                                              41,480         287,110
   Shinagawa Refractories Co., Ltd.                   104,000         281,856
 * Shindengen Electric Manufacturing
     Co., Ltd.                                        129,000         411,963
   Shin-Etsu Polymer Co., Ltd.                        144,000         895,187
   Shinkawa, Ltd.                                      36,600         684,815
   Shin-Keisei Electric Railway Co., Ltd.              97,000         345,872
   Shinki Co., Ltd.                                    76,000         745,702
 # Shinko Electric Co., Ltd.                          257,000         692,659
   Shinko Plantech Co., Ltd.                           56,000         109,692
   Shinko Shoji Co., Ltd.                              36,000         240,794
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                              82,000         312,390
 # Shinmaywa Industries, Ltd.                         220,000         928,010
   Shinsho Corp.                                      139,000         304,238
 # Shinwa Kaiun Kaisha, Ltd.                          304,000         984,621
   Shinyei Kaisha                                      54,000         124,678
   Shiraishi Corp.                                     25,000          41,536
   Shiroki Co., Ltd.                                  148,000         357,480
   Shizuki Electric Co., Inc.                          47,000         128,273
   Shizuokagas Co., Ltd.                              119,000         483,989
 * Sho-Bond Corp.                                      46,200         369,657
   Shobunsha Publications, Inc.                        29,300         379,676
*# Shochiku Co., Ltd.                                 198,000       1,246,606
 # Shoei Co., Ltd.                                     28,800         451,319
   Shoei Foods Corp.                                   26,000         151,247
   Shoko Co., Ltd.                                    183,000         319,536
   Shokusan Bank, Ltd.                                 98,000         352,838
   Showa Aircraft Industry Co., Ltd.                   54,000         309,546
   Showa Corp.                                         39,500         461,584
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                   373,000         488,173
 # Showa Highpolymer Co., Ltd.                         86,000         250,659
   Showa Mining Co., Ltd.                              66,000         109,599
   Showa Sangyo Co., Ltd.                             329,000         769,873
   Showa Tansan Co., Ltd.                              31,000         102,087
 # Siix Corp.                                           9,000         166,192

                                                       SHARES          VALUE+
                                                -------------   -------------
   Silver Ox Inc.                                      30,000   $      67,691
*# Silver Seiko, Ltd.                                 228,000          90,988
   Simree Co., Ltd.                                    11,700          54,497
   Sinanen Co., Ltd.                                  160,000         801,427
   Sintokogio, Ltd., Nagoya                           102,000         588,289
   SK Japan Co., Ltd.                                   8,250          67,686
   SMK Corp.                                          143,000         659,368
*# Snow Brand Milk Products Co., Ltd.                 418,500       1,285,040
   Snow Brand Seed Co., Ltd.                           30,000         118,324
   SNT Corp.                                           31,000         172,093
   Soda Nikka Co., Ltd.                                35,000         108,175
   Sodick Co., Ltd.                                    87,000         641,653
 * Sofmap Co., Ltd.                                     9,300          39,408
   Software Research Associates, Inc.                  11,400         165,872
   Sogo Medical Co., Ltd.                               8,800         135,746
 * Sokkisha Co., Ltd.                                  40,000         101,452
   Somar Corp.                                         22,000          68,206
   Sonton Food Industry Co., Ltd.                      27,000         289,881
   Sorun Corp.                                         41,000         245,549
   Sotetsu Rosen Co., Ltd.                             44,000         258,327
   Sotoh Co., Ltd.                                     12,000         193,052
   Space Co., Ltd.                                     22,380         207,544
*# SPC Electronics Corp.                               29,000         108,260
   SPK Corp.                                            7,800         109,869
   SRL, Inc.                                           33,000         380,264
 # SS Pharmaceutical Co., Ltd., Tokyo                 212,000       1,386,371
   Star Micronics Co., Ltd.                           103,000         797,139
   Starzen Corp.                                      144,000         347,121
 # Stella Chemifa Corp.                                20,700         392,659
   Subaru Enterprise Co., Ltd.                         36,000         117,500
 # Sugi Pharmacy Co., Ltd.                              9,200         297,311
   Sugimoto & Co., Ltd.                                13,500         166,720
 # Sumida Corp.                                        29,790         827,862
   Suminoe Textile Co., Ltd.                          122,000         230,654
*# Sumitomo Coal Mining Co., Ltd.                     239,500         344,053
   Sumitomo Densetsu Co., Ltd.                         50,700         211,786
 # Sumitomo Light Metal Industries,
     Ltd.                                             541,000         869,740
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                             413,600         438,288
   Sumitomo Pipe & Tube Co., Ltd.                      52,000         198,564
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                              84,000         272,104
   Sumitomo Seika Chemicals Co., Ltd.                 125,000         350,108
*# Sumitomo Titanium Corp.                             16,000         859,887
 # Sumitomo Warehouse Co., Ltd.                       254,000       1,150,432
   Sun Wave Corp.                                      80,000         301,548
   Sundrug Co., Ltd.                                    6,400         199,222
   SunTelephone Co., Ltd.                              55,000         317,599
 # Suruga Corp.                                        15,400         279,204
 * Suzutan Co., Ltd.                                   13,200         104,721
   SXL Corp.                                          129,000         232,982
   Sysmex Corp.                                        39,800       1,585,137
 # T.Hasegawa Co., Ltd.                                74,900       1,077,689
   Tabai Espec Corp.                                   41,000         361,271
 # Tachihi Enterprise Co., Ltd.                        23,350         905,201
   Tachikawa Corp.                                     32,300         202,764
   Tachi-S Co., Ltd.                                   42,100         573,504
   Tadano, Ltd.                                       239,000       1,134,917
   Taihei Dengyo Kaisha, Ltd.                          70,000         353,668
 * Taihei Kogyo Co., Ltd.                             129,000         482,234
 * Taiheiyo Kouhatsu, Inc.                             90,000   $     120,049
   Taiho Kogyo Co., Ltd.                               42,000         426,361
   Taikisha, Ltd.                                      97,000       1,312,165
   Taisei Lamick Co., Ltd.                              8,500         206,084
   Taisei Rotec Corp.                                 140,000         275,400
 # Taito Co., Ltd.                                     70,000         179,901
 # Taito Corp.                                            619         821,579
   Takada Kiko Co., Ltd.                               31,000         180,878
   Takagi Securities Co., Ltd.                         94,000         246,406
   Takamatsu Corp.                                     35,800       1,138,936
   Takano Co., Ltd.                                    24,600         374,824
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                      156,000         246,677
*# Taka-Q Co., Ltd.                                    34,500          72,908
 # Takara Co., Ltd.                                   224,000       1,105,376
   Takara Printing Co., Ltd.                           17,050         152,666
   Takara Standard Co., Ltd.                           36,000         212,485
 * Takarabune Corp.                                    26,000             253
   Takasago International Corp.                       172,000         822,484
   Takasago Thermal Engineering Co.,
     Ltd.                                             160,000       1,026,283
   Takashima & Co., Ltd.                               60,000         146,988
   Takigami Steel Construction Co.,
     Ltd.                                              42,000         316,048
   Takiron Co., Ltd.                                  131,000         592,696
 # Takuma Co., Ltd.                                   163,000       1,182,717
   Tamura Corp.                                       139,000         548,876
 * Tamura Taiko Holdings, Inc.                        101,000         491,528
   Tanseisha Co., Ltd.                                 26,000         101,648
 # Tasaki Shinju Co., Ltd.                             53,000         209,912
   Tateho Chemical Industries Co., Ltd.                26,500          96,869
   Tatsuta Electric Wire & Cable Co.,
     Ltd.                                             106,000         206,927
   Taya Co., Ltd.                                       5,000          40,021
   Tayca Corp.                                         74,000         208,016
*# TC Properties Co., Ltd.                            579,000               0
   TCM Corp.                                          146,000         314,191
 * TDF Corp.                                           11,000          43,969
*# Teac Corp.                                         113,000         142,447
   Techno Ryowa, Ltd.                                  32,200         181,250
   Tecmo, Ltd.                                         35,100         264,031
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                              38,000         381,925
   Teikoku Piston Ring Co., Ltd.                       63,000         562,147
   Teikoku Sen-I Co., Ltd.                             39,000         189,347
   Teikoku Tsushin Kogyo Co., Ltd.                     89,000         362,716
   Tekken Corp.                                       289,000         481,936
   Ten Allied Co., Ltd.                                37,000         143,129
   Tenma Corp.                                         56,400         924,761
   Teraoka Seisakusho Co., Ltd.                        29,000         250,232
   Tetra Co., Ltd., Tokyo                              41,000         117,275
 * The Daito Bank, Ltd.                               186,000         299,644
   The Nisshin Oillio Group, Ltd.                     346,000       1,546,584
   Three F Co., Ltd.                                   12,200          98,842
   Tigers Polymer Corp.                                27,000         142,047
*# Titan Kogyo KK                                      36,000          78,788
 # TKC Corp.                                           55,900         874,360
   Toa Corp.                                          341,000         552,759
   Toa Doro Kogyo Co., Ltd.                            65,000         154,735
   Toa Oil Co., Ltd.                                  145,000         256,602
 * Toabo Corp.                                         73,000          76,653

                                                       SHARES          VALUE+
                                                -------------   -------------
 # Toagosei Co., Ltd.                                 544,719   $   1,731,079
 * Tobu Store Co., Ltd.                                71,000         142,791
   TOC Co., Ltd.                                      119,000       1,012,297
 * Tocalo Co., Ltd.                                    14,000         424,284
   Tochigi Bank, Ltd.                                 209,000       1,151,998
   Tochigi Fuji Industrial Co., Ltd.                   51,000         163,874
   Toda Kogyo Corp.                                    84,000         329,437
   Todentu Corp.                                       57,000         162,524
   Toei Co., Ltd.                                     265,000       1,136,701
   Toenec Corp.                                       175,000         712,364
   Tohcello Co., Ltd.                                  47,000         195,781
   Toho Bank, Ltd.                                    286,000       1,052,357
   Toho Co., Ltd.                                      43,000         348,288
*# Toho Rayon Co., Ltd.                               239,000         699,767
   Toho Real Estate Co., Ltd.                          98,000         373,189
   Toho Titanium Co., Ltd.                             56,000       1,370,390
   Toho Zinc Co., Ltd.                                217,000         556,990
   Tohoku Bank, Ltd.                                  117,000         243,518
   Tohoku Misawa Homes Co., Ltd.                       24,000          86,695
 # Tohoku Pioneer Corp.                                34,000         635,277
   Tohoku Telecommunications
     Construction Co., Ltd.                            33,000         256,675
*# Tohpe Corp.                                         36,000          58,331
   Tohto Suisan Co., Ltd.                              54,000          99,613
   Tokai Carbon Co., Ltd.                             378,000       1,351,183
 # Tokai Corp.                                        138,000         522,250
 * Tokai Kanko Co., Ltd.                              333,000          90,809
   Tokai Konetsu Kogyo Co., Ltd.                       15,000          54,397
 * Tokai Lease Co., Ltd.                               18,000          35,107
   Tokai Pulp & Paper Co., Ltd.                       101,000         341,339
   Tokai Senko KK, Nagoya                              47,000          93,462
   Tokai Tokyo Securities Co., Ltd.                   529,250       1,502,965
   Tokimec, Inc.                                      152,000         287,536
   Toko Electric Corp.                                 39,000         125,212
   Toko, Inc.                                         171,000         485,068
   Tokushima Bank, Ltd.                               134,200         884,920
   Tokushu Paper Manufacturing Co.,
     Ltd.                                              80,000         384,387
   Tokyo Biso Kogyo Corp.                              19,000         126,900
   Tokyo Denpa Co., Ltd.                               11,000         124,168
   Tokyo Dome Corp.                                   282,000       1,338,626
   Tokyo Electron Device, Ltd.                            144         369,448
   Tokyo Energy & Systems, Inc.                        61,000         276,077
 # Tokyo Kikai Seisakusho, Ltd.                       150,000         417,731
   Tokyo Leasing Co., Ltd.                            109,900       1,416,697
 # Tokyo Nissan Auto Sales Co., Ltd.                   97,000         268,613
   Tokyo Rakutenchi Co., Ltd.                         109,000         430,947
*# Tokyo Rope Manufacturing Co., Ltd.                 294,000         544,776
   Tokyo Sangyo Co., Ltd.                              36,500         110,256
   Tokyo Soir Co., Ltd.                                34,000         103,234
*# Tokyo Tekko Co., Ltd.                               67,000         241,652
   Tokyo Theatres Co., Inc., Tokyo                    116,000         163,663
   Tokyo Tomin Bank, Ltd.                              32,800         685,650
   Tokyotokeiba Co., Ltd.                             526,000         859,550
   Tokyu Community Corp.                               22,800         369,732
 # Tokyu Livable Inc.                                  29,300         993,059
   Tokyu Recreation Corp.                              48,000         276,264
 # Tokyu Store Chain Corp.                            175,000         846,044
   Toli Corp.                                         106,000         256,080
   Tomato Bank, Ltd.                                  189,000         416,237
   Tomen Electronics Corp.                             15,000         785,619
 # Tomoe Corp.                                         65,000   $     264,694
   Tomoegawa Paper Co., Ltd.                           55,000         178,154
   Tomoku Co., Ltd.                                   153,000         356,018
 # Tomy Co., Ltd.                                      36,900         538,472
   Tonami Transportation Co., Ltd.                    165,000         498,805
 # Topcon Corp.                                        85,000       1,120,146
   Topre Corp.                                         98,000         729,910
 # Topy Industries, Ltd.                              405,000       1,465,701
   Torigoe Co., Ltd.                                   35,000         185,354
   Torii Pharmaceutical Co., Ltd.                      54,100       1,119,065
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                       47,000         262,103
   Tose Co., Ltd.                                      12,200         178,862
 # Toshiba Ceramics Co., Ltd.                         350,000       1,027,904
 # Toshiba Machine Co., Ltd.                          294,000       1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                   170,000         782,174
   Tosho Printing Co., Ltd.                           103,000         336,567
 * Totenko Co., Ltd.                                   35,000          69,369
   Totetsu Kogyo Co., Ltd.                             53,000         214,124
 * Totoku Electric Co., Ltd., Tokyo                    62,000         111,004
 # Tottori Bank, Ltd.                                 163,000         608,627
   Touei Housing Corp.                                 49,140       1,271,417
 * Toukei Computer Co., Ltd.                           14,710         201,603
   Towa Bank, Ltd.                                    443,000         976,143
 * Towa Corp.                                          33,000         225,705
   Towa Meccs Corp.                                    75,000          84,391
*# Towa Real Estate Development Co.,
     Ltd.                                              80,000         192,235
*# Toyama Chemicals Co., Ltd.                         359,000       1,288,441
   Toyo Bussan Co., Ltd.                               30,600         272,503
*# Toyo Communication Equipment Co.,
     Ltd.                                              89,000         407,854
 * Toyo Construction Co., Ltd.                        471,000         438,494
 # Toyo Corp.                                          59,700         698,850
   Toyo Electric Co., Ltd.                             67,000         187,328
*# Toyo Engineering Corp.                             473,000       1,314,742
 * Toyo Kanetsu KK                                    220,000         356,684
   Toyo Kohan Co., Ltd.                               183,000         710,565
 # Toyo Radiator Co., Ltd.                            129,000         519,615
   Toyo Securities Co., Ltd.                          133,000         469,378
 * Toyo Shutter Co., Ltd.                              77,000         101,573
 * Toyo Sugar Refining Co., Ltd.                       60,000          84,906
   Toyo Tire & Rubber Co., Ltd.                       387,000       1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                   118,000         226,901
 # Trans Cosmos, Inc.                                  43,800       1,497,596
   Trusco Nakayama Corp.                               57,400         856,820
   Tsubaki Nakashima Co., Ltd.                         93,500       1,153,131
   Tsubakimoto Chain Co.                              358,000       1,279,889
   Tsubakimoto Kogyo Co., Ltd.                         44,000         102,410
 # Tsudakoma Corp.                                    101,000         307,483
 # Tsugami Corp.                                      165,000         484,746
   Tsukamoto Co., Ltd.                                 44,000          87,538
   Tsukishima Kikai Co., Ltd.                          78,000         554,283
   Tsurumi Manufacturing Co., Ltd.                     44,000         337,935
   Tsutsumi Jewelry Co., Ltd.                          37,700       1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.               73,000         317,752
   Tsuzuki Denki Co., Ltd.                             36,000         132,625
   Tsuzuki Densan Co., Ltd.                            14,200          60,074
   TYK Corp.                                           67,000         181,962
   U.Store Co., Ltd.                                   55,600         567,436
   Ube Material Industries, Ltd.                      144,000         345,018

                                                       SHARES          VALUE+
                                                -------------   -------------
   Uchida Yoko Co., Ltd.                               85,000   $     343,455
   Ueki Corp.                                          47,000         128,253
 # Unicafe, Inc.                                       10,360         154,028
   Unimat Offisco Corp.                                37,500         453,961
 # Union Tool Co.                                      40,400       1,355,688
*# Unitika, Ltd.                                      836,000         898,825
   U-Shin, Ltd.                                        40,000         277,881
   Utoc Corp.                                          68,000         168,092
   Valor Co., Ltd.                                     32,000         667,462
   Vital-Net, Inc.                                     72,100         475,548
   Wakachiku Construction Co., Ltd.                   206,000         513,072
   Wakamoto Pharmaceutical Co., Ltd.                   48,000         141,594
   Wakodo Co., Ltd.                                     4,600         171,748
   Warabeya Nichiyo Co., Ltd.                          24,860         458,079
   Watabe Wedding Corp.                                13,200         288,790
   Watami Food Service Co., Ltd.                       72,200         560,781
   Weathernews, Inc.                                   15,800         121,676
 * Wondertable, Ltd.                                    8,000          10,282
   Wood One Co., Ltd.                                  86,000         674,054
   Xebio Co., Ltd.                                     21,100         639,507
   XNET Corp.                                              57         164,926
   Yahagi Construction Co., Ltd.                       59,000         222,693
   Yaizu Suisankagaku Industry Co.,
     Ltd.                                              20,100         198,379
   Yamagata Bank, Ltd.                                329,000       1,541,108
   Yamaichi Electronics Co., Ltd.                      28,400         333,902
   Yamamura Glass Co., Ltd.                           212,000         481,365
 # Yamatake Corp.                                     127,300       1,337,454
*# Yamatane Corp.                                     131,000         188,966
   Yamato Corp.                                        36,000         156,788
   Yamato International, Inc.                          43,000         271,723
   Yamato Kogyo Co., Ltd.                             118,000       1,585,473
   Yamaura Corp.                                       19,000          48,985
   Yamazen Co., Ltd.                                  160,000         491,749
   Yaoko Co., Ltd.                                     36,800         701,298
   Yaskawa Information Systems Corp.                   11,700         106,421
   Yasuda Warehouse Co., Ltd.                          61,000         363,477
   Ye Data, Inc.                                       25,000          69,216
   Yellow Hat, Ltd., Tokyo                             39,600         332,294
 # Yodogawa Steel Works, Ltd.                         338,000       1,601,522
   Yokogawa Bridge Corp.                               74,400         463,833
 # Yokohama Reito Co., Ltd.                            80,000         520,388
   Yokowo Co., Ltd.                                    32,300         380,980
   Yomeishu Seizo Co., Ltd.                            52,000         407,900
   Yomiuri Land Co., Ltd.                             157,000         479,385
   Yondenko Corp.                                      63,800         305,420
   Yonekyu Corp.                                       51,000         557,404
   Yonex Co., Ltd.                                     41,000         356,489
   Yorozu Corp.                                        34,100         278,088
   Yoshimoto Kogyo Co., Ltd.                           60,000         540,886
   Yuasa Funashoku Co., Ltd.                           69,000         152,137
 * Yuasa Trading Co., Ltd.                            274,000         478,215
 * Yuken Kogyo Co., Ltd.                               60,000         165,981
   Yuki Gosei Kogyo Co., Ltd.                          31,000         103,880
 # Yukiguni Maitake Co., Ltd.                          35,600         269,664
   Yuraku Real Estate Co., Ltd.                        95,000         347,649
   Yurtec Corp.                                       148,000         721,300
 # Yushin Precision Equipment Co., Ltd.                25,740         387,156
   Yushiro Chemical Industry Co., Ltd.                 24,000         374,690
 * Z-Plus Holdings Co., Ltd.                           52,000         154,794
   Zenrin Co., Ltd.                                    63,700   $     783,837
 # Zensho Co., Ltd.                                    24,600         630,296
 # Zeria Pharmacetical Co., Ltd.                       81,000         790,626
 # Zuken, Inc.                                         51,100         489,509
                                                                -------------
 TOTAL COMMON STOCKS
    (Cost $623,310,440)                                           592,082,308
                                                                -------------
 INVESTMENT IN CURRENCY -- (0.8%)
 * Japanese Yen
    (Cost $6,262,627)                                               6,275,614
                                                                -------------
 RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Bonus Warrants 01/31/05                   42,190               0
 * Kanematsu Corp. Warrants 03/31/06                   20,125               0
                                                                -------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                               0
                                                                -------------
 TOTAL -- JAPAN
    (Cost $629,573,067)                                           598,357,922
                                                                -------------

                                                     FACE
                                                    AMOUNT
                                                -------------
                                                     (000)
 TEMPORARY CASH
   INVESTMENTS -- (22.5%)
   Repurchase Agreement, Deutsche
     Bank Securities & Mizuho Securities
     USA 1.96%, 12/01/04 (Collateralized
     by $167,173,427 U.S. Treasury
     Notes & STRIPS, rates ranging from
     1.625% to 11.75%, maturities ranging
     from 03/31/05 to 11/15/29, valued at
     $169,079,214) to be repurchased at
     $166,188,246
     (Cost $166,179,198)@                       $     166,179     166,179,198
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $7,650,000
     FNMA Notes 2.95%, 11/14/07,
     valued at $7,660,733) to be
     repurchased at $7,555,395
     (Cost $7,555,000)                                  7,555       7,555,000
                                                                -------------
 TOTAL TEMPORARY CASH
     INVESTMENTS
     (Cost $173,734,198)                                          173,734,198
                                                                -------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $803,307,265)                                          $ 772,092,120
                                                                =============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  @  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                                      PERCENTAGE
                                                                   SHARES              VALUE+      OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 AUSTRALIA -- (41.5%)
 COMMON STOCKS -- (41.3%)
   Adelaide Bank, Ltd.                                            169,045     $     1,319,609                0.5%
#* Austar United Communications, Ltd.                           2,120,181           1,474,613                0.5%
   Australian Pharmaceutical Industries, Ltd.                     456,731           1,202,012                0.4%
   Australian Pipeline Trust                                      491,831           1,182,424                0.4%
 # Bank of Queensland, Ltd.                                       221,092           1,816,634                0.6%
   Centennial Coal, Ltd.                                          464,685           1,446,281                0.5%
 # Coates Hire, Ltd.                                              371,530           1,303,482                0.5%
   Cochlear, Ltd.                                                  97,156           1,768,754                0.6%
   Corporate Express Australia, Ltd.                              320,507           1,398,598                0.5%
 # DCA Group, Ltd.                                                509,294           1,322,469                0.5%
   Downer Group, Ltd.                                             513,745           1,778,260                0.6%
 # Futuris Corp., Ltd.                                          1,170,799           1,910,497                0.7%
 # Great Southern Plantations, Ltd.                               437,017           1,278,184                0.5%
 # Gunns, Ltd.                                                    602,832           1,958,402                0.7%
   GWA International, Ltd.                                        490,586           1,243,414                0.4%
 * Hardman Resources NL                                           977,372           1,354,713                0.5%
   Iluka Resources, Ltd.                                          398,111           1,799,395                0.6%
 # Jones (David), Ltd.                                            707,771           1,265,632                0.5%
   Macquarie Goodman Management, Ltd.                             465,692           1,272,113                0.5%
 # McGuigan Simeon Wines, Ltd.                                    291,513           1,186,362                0.4%
 * Minara Resources, Ltd.                                         846,370           1,421,569                0.5%
   Nufarm, Ltd.                                                   287,774           1,835,428                0.7%
 * Oxiana, Ltd.                                                 2,124,170           1,710,523                0.6%
   Primary Health Care, Ltd.                                      196,419           1,214,515                0.4%
   Ramsay Health Care, Ltd.                                       230,574           1,316,240                0.5%
   Reece Australia, Ltd.                                          185,260           1,677,477                0.6%
   Seven Network, Ltd.                                            319,923           1,555,996                0.6%
 # SFE Corp., Ltd.                                                225,787           1,432,702                0.5%
   Sigma Co., Ltd.                                                256,868           1,851,638                0.7%
   Sims Group, Ltd.                                               150,718           2,079,144                0.7%
   Smorgon Steel Group, Ltd.                                    1,498,240           1,388,420                0.5%
 # Southern Cross Broadcasting (Australia), Ltd.                  103,651           1,240,178                0.4%
 # Spotless Group, Ltd.                                           377,303           1,440,908                0.5%
   Transfield Services, Ltd.                                      258,722           1,237,451                0.4%
   Worley Group, Ltd.                                             283,762           1,197,893                0.4%
   Other Securities                                                                78,889,798               27.8%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $98,124,864)                                                             130,771,728               46.2%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
   (Cost $387,262)                                                                    409,212                0.1%
                                                                              ---------------    ---------------
 PREFERRED STOCKS -- (0.1%)
   Other Securities
   (Cost $205,920)                                                                    213,396                0.1%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $98)                                                                           6,448                0.0%
                                                                              ---------------    ---------------
 TOTAL -- AUSTRALIA
   (Cost $98,718,144)                                                             131,400,784               46.4%
                                                                              ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES              VALUE+      OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 HONG KONG -- (22.8%)
 COMMON STOCKS -- (22.8%)
   Silver Grant International Industries, Ltd.                  2,087,000     $     1,197,451                0.4%
   Other Securities                                                                70,743,938               25.0%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $86,108,792)                                                              71,941,389               25.4%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
   (Cost $83,186)                                                                      83,337                0.1%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                           32,395                0.0%
                                                                              ---------------    ---------------
 TOTAL -- HONG KONG
   (Cost $86,191,978)                                                              72,057,121               25.5%
                                                                              ---------------    ---------------
 SINGAPORE -- (16.8%)
 COMMON STOCKS -- (16.8%)
   Chuan Hup Holdings, Ltd.                                     4,385,000           1,737,907                0.6%
 # Ges International, Ltd.                                      2,909,000           1,249,732                0.4%
   Goodpack, Ltd.                                               1,592,000           1,155,703                0.4%
 # Hotel Properties, Ltd.                                       1,675,000           1,176,148                0.4%
   IDT Holdings, Ltd.                                             718,000           1,169,448                0.4%
 # Jaya Holdings, Ltd.                                          2,733,000           1,699,154                0.6%
   MCL Land, Ltd.                                               1,427,000           1,261,180                0.5%
   Straits Trading Co., Ltd.                                    1,117,200           1,501,418                0.5%
   WBL Corp., Ltd.                                                647,000           1,302,552                0.5%
   Other Securities                                                                40,972,780               14.5%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $56,843,330)                                                              53,226,022               18.8%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
   (Cost $66,214)                                                                      66,513                0.0%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                            1,534                0.0%
                                                                              ---------------    ---------------
 TOTAL -- SINGAPORE
   (Cost $56,909,544)                                                              53,294,069               18.8%
                                                                              ---------------    ---------------
 NEW ZEALAND -- (6.7%)
 COMMON STOCKS -- (6.7%)
   New Zealand Refining Co., Ltd.                                  84,779           1,782,262                0.6%
   Port of Tauranga, Ltd.                                         541,952           2,185,411                0.8%
   Sanford, Ltd.                                                  418,047           1,422,689                0.5%
   Steel & Tube Holdings, Ltd.                                    379,638           1,260,100                0.4%
   Waste Management NZ, Ltd.                                      430,471           1,706,521                0.6%
   Other Securities                                                                12,966,272                4.6%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $11,977,485)                                                              21,323,255                7.5%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
   (Cost $14,838)                                                                      14,954                0.0%
                                                                              ---------------    ---------------
 TOTAL -- NEW ZEALAND
   (Cost $11,992,323)                                                              21,338,209                7.5%
                                                                              ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                                       VALUE+      OF NET ASSETS**
                                                                              ---------------    ---------------
 MALAYSIA -- (0.1%)
 COMMON STOCKS -- (0.1%)
   Other Securities                                                           $       151,892                0.1%
                                                                              ---------------    ---------------
 TOTAL -- MALAYSIA
    (Cost $1,212,987)                                                                 151,892                0.1%
                                                                              ---------------    ---------------

                                                               FACE
                                                              AMOUNT
                                                          ---------------
                                                               (000)
 TEMPORARY CASH INVESTMENTS -- (12.1%)
   Repurchase Agreement, Deutsche Bank Securities
     1.95%, 12/01/04 (Collateralized by $37,206,292
     U.S. Treasury Note 1.625%, 03/31/05, valued at
     $37,129,275) to be repurchased at $37,131,286
     (Cost $37,129,275)@                                  $        37,129          37,129,275               13.1%
   Repurchase Agreement, PNC Capital Markets, Inc.
     1.88%, 12/01/04 (Collateralized by $1,372,000
     FNMA Notes 2.95%, 11/14/07, valued at $1,373,925)
     to be repurchased at $1,355,071 (Cost $1,355,000)              1,355           1,355,000                0.5%
                                                                              ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $38,484,275)                                                             38,484,275              13.6%
                                                                              ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $293,509,251)                                                       $   316,726,350              111.9%
                                                                              ===============    ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
  @  Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                       SHARES          VALUE+
                                                -------------   -------------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                     50,375   $     138,106
   600 Group P.L.C.                                   100,910         130,855
   Abacus Group P.L.C.                                 77,082         353,138
   Abbeycrest P.L.C.                                   42,590          52,689
   Abbot Group P.L.C.                                 295,728       1,214,140
   Aberdeen Asset Management P.L.C.                   420,124         819,199
   Acal P.L.C.                                         37,689         283,773
 * Acambis P.L.C.                                     159,373         782,749
   AEA Technology P.L.C.                               95,244         321,344
   AGA Food Service Group P.L.C.                      199,923         977,815
   Aggreko P.L.C.                                     439,570       1,289,549
   Air Partner P.L.C.                                  15,611         136,297
 * Airflow Streamlines P.L.C.                          20,500          22,924
   Airsprung Furniture Group P.L.C.                    58,000          53,770
   Alba P.L.C.                                        105,025       1,359,958
   Alexandra P.L.C.                                    86,243         164,323
   Alexon Group P.L.C.                                116,632         719,418
 * Alizyme P.L.C.                                     257,044         635,568
   Alpha Airports Group P.L.C.                        392,541         698,813
   Alphameric P.L.C.                                  172,688         242,416
 * Alterian P.L.C.                                     57,131         102,075
   Alumasc Group P.L.C.                               100,245         310,984
 * Amberley Group P.L.C.                              200,000          43,289
   Amec P.L.C.                                         49,000         277,290
   Amstrad P.L.C.                                     149,652         494,096
 * Anglesey Mining P.L.C.                              55,000           4,205
   Anglo Eastern Plantations P.L.C.                    87,249         278,551
   Anglo Pacific Group P.L.C.                         143,361         268,823
 * Anite Group P.L.C.                                 638,587         650,431
 * Antisoma P.L.C.                                    389,246         122,839
 * API Group P.L.C.                                    57,134         107,287
 * Applied Optical Technologies P.L.C.                 75,383          33,797
 * ARC International P.L.C.                           228,396         141,755
 * Arena Leisure P.L.C.                             1,136,685         804,074
 * Argonaut Games, Ltd.                              100,000           5,973
   Arla Foods UK P.L.C.                             1,658,226       1,709,118
   Arm Holdings P.L.C.                                127,000         249,102
   Arriva P.L.C.                                      129,697       1,214,708
 * Ashtead Group P.L.C.                               542,850         832,883
   Ashtenne Holdings P.L.C.                            51,168         376,604
 * Aston Villa P.L.C.                                   8,000          50,682
   Atkins (WS) P.L.C.                                 160,065       2,156,570
   Atrium Underwriting P.L.C.                          88,040         325,541
   Austin Reed Group P.L.C.                            68,999         170,128
   Autologic Holdings P.L.C.                           72,986         412,105
 * Autonomy Corp. P.L.C.                              188,658         546,229
   Avesco P.L.C.                                       29,998          54,356
   Aveva Group P.L.C.                                  31,324         381,926
   Avis Europe P.L.C.                               1,767,228       2,178,902
   Avon Rubber P.L.C.                                  40,705         159,241
 * AWG P.L.C.                                          16,000         230,043
 * Axis-Shield P.L.C.                                  68,430         290,991
   Axon Group P.L.C.                                   88,403         243,486
   Babcock International Group P.L.C.                 383,561         933,647
   Baggeridge Brick P.L.C.                             98,000         270,334
 * Bailey (C.H.) P.L.C.                               109,500          41,862
 * Bailey (C.H.) P.L.C. Class B                        10,000   $      20,071
 * Baltimore Technologies P.L.C.                       60,656          12,192
   Barr (A.G.) P.L.C.                                  43,000         608,183
   Beale P.L.C.                                        22,161          29,013
   Beattie (James) P.L.C.                             132,247         325,893
 * Bede P.L.C.                                        105,978          79,496
   Belhaven Brewery Group P.L.C.                       42,948         358,945
   Bellway P.L.C.                                     127,364       1,733,467
   Ben Bailey P.L.C.                                   26,000         186,863
   Bespak P.L.C.                                       55,918         505,445
 * Biocompatibles International P.L.C.                 54,080         250,459
 * Bioquell P.L.C.                                     50,194         123,878
   Biotrace International P.L.C.                       75,000         118,206
   Birse Group P.L.C.                                 421,901         118,886
   Black Arrow Group P.L.C.                            56,500          65,340
   Blacks Leisure Group P.L.C.                         60,959         564,069
   Bloomsbury Publishing P.L.C.                       101,005         526,846
 * BNB Resources P.L.C.                                89,395          23,081
   Body Shop International P.L.C.                     583,233       1,945,493
   Bodycote International P.L.C.                      481,180       1,461,431
   Boot (Henry) P.L.C.                                 71,794         602,306
   Bovis Homes Group P.L.C.                           218,408       2,104,941
   BPP Holdings P.L.C.                                106,500         676,599
 * Bradstock Group P.L.C.                               5,200           4,373
 * Braemar Seascope Group P.L.C.                       29,642         227,951
   Brammer P.L.C.                                     119,123         376,785
   Brandon Hire P.L.C.                                 51,098         145,120
   Brewin Dolphin Holdings P.L.C.                     361,518         657,882
   Bristol Water Group P.L.C.                          35,257         347,387
   Britannic P.L.C.                                   261,455       2,074,864
   British Polythene Industries P.L.C.                 56,740         348,179
   British Vita P.L.C.                                370,957       1,899,449
   Brixton P.L.C.                                     296,900       1,832,218
   Broadcastle P.L.C.                                  74,468         106,700
 * Brown & Jackson P.L.C.                             748,566         873,398
   Brown (N) Group P.L.C.                             562,850       1,439,968
   BSS Group P.L.C.                                    47,905         753,625
 * BTG P.L.C.                                         255,913         461,860
   Burtonwood Brewery P.L.C.                           38,000         342,496
   Business Post Group P.L.C.                         157,099       1,772,371
   BWD Securities P.L.C.                               40,834         384,288
   Caffyns P.L.C.                                       6,000          78,465
 * Cambridge Antibody Technology
     Group P.L.C.                                      71,681         819,889
   Capital & Regional P.L.C.                          105,849       1,274,820
   Capital Radio P.L.C.                               117,032         905,576
   Carclo P.L.C.                                      100,463          89,078
   Care UK P.L.C.                                      90,334         640,443
   Carillion P.L.C.                                   349,691       1,506,829
 * Carlisle Holdings, Ltd.                              8,709          58,164
   Carpetright P.L.C.                                 125,839       2,621,990
   Carr's Milling Industries P.L.C.                    19,000         169,694
   Castings P.L.C.                                     79,000         258,887
 * Celtic P.L.C.                                       40,759          40,070
 * Cenes Pharmaceuticals P.L.C.                       298,612          41,460
   Chamberlin & Hill P.L.C.                            18,000          71,181
   Chapelthorpe P.L.C.                                646,612         250,895
   Character Group P.L.C.                              97,314         151,805

                                                       SHARES          VALUE+
                                                -------------   -------------
   Charles Taylor Consulting P.L.C.                    67,918   $     306,829
 * Charter P.L.C.                                     262,215       1,032,711
 * Che Group P.L.C.                                    51,533          42,357
   Chemring Group P.L.C.                               51,708         432,962
   Chesnara P.L.C.                                     92,900         176,246
 * Chime Communications P.L.C.                        354,020         191,244
   Chloride Group P.L.C.                              485,500         473,658
   Christie Group P.L.C.                               53,263          96,791
   Chrysalis Group P.L.C.                             328,544       1,105,344
   Churchill China P.L.C.                              30,000         142,056
   City North Group P.L.C.                             33,044         140,100
   City Restaurant Group P.L.C.                       307,772         640,215
   Clarkson (Horace) P.L.C.                            44,733         666,848
 * Clinical Computing P.L.C.                           46,666          26,945
   Clinton Cards P.L.C.                               433,380         779,242
 * CLS Holdings P.L.C.                                166,734       1,233,210
   CML Microsystems P.L.C.                             28,361         198,833
   Colefax Group P.L.C.                                60,000         112,396
   Collins Stewart Tullett P.L.C.                     137,946         991,481
 * Colt Telecom Group P.L.C.                        2,574,360       2,179,450
   Comino Group P.L.C.                                 23,596          92,987
   Communisis P.L.C.                                  237,134         506,033
   Compel Group P.L.C.                                 48,999          86,561
   Computacenter P.L.C.                               452,614       2,344,536
 * Cookson Group P.L.C.                             2,842,939       1,833,181
   Coral Products P.L.C.                               50,000          36,940
   Corin Group P.L.C.                                  58,244         379,616
 * Corporate Services Group P.L.C.                  1,704,859         220,963
   Cosalt P.L.C.                                       30,700         197,716
 * Costain Group P.L.C.                             1,176,378         950,197
 * Country & Metropolitan P.L.C.                       40,047         143,662
   Countryside Property P.L.C.                        124,717         679,624
   Countrywide P.L.C.                                 185,800       1,059,253
   Courts P.L.C.                                      110,722          28,712
   Cox Insurance Holdings P.L.C.                      609,714         999,115
   Cranswick P.L.C.                                    60,394         537,862
   Crest Nicholson P.L.C.                             267,250       1,728,916
   Creston P.L.C.                                      28,278          80,413
   Croda International P.L.C.                         235,353       1,442,138
   Cropper (James) P.L.C.                              22,000          67,333
 * Culver Holdings P.L.C.                                 338              65
   Daejan Holdings P.L.C.                              25,000       1,302,730
   Dairy Crest Group P.L.C.                           206,634       1,645,883
 * Dana Petroleum P.L.C.                              126,354         986,759
 * Danka Business Systems P.L.C.                      367,079         280,673
   Dart Group P.L.C.                                   74,000         470,116
 * Datamonitor P.L.C.                                  98,643         221,570
   Davis Service Group P.L.C.                         227,016       1,710,600
   Dawson Holdings P.L.C.                             122,588         392,161
 * Dawson International P.L.C.                        100,688          18,274
   De La Rue P.L.C.                                   302,052       1,942,489
   Dechra Pharmaceiticals P.L.C.                       76,357         264,090
   Dee Valley Group P.L.C.                              4,214          59,941
   Delta P.L.C.                                       289,145         533,929
   Deltron Electronics P.L.C.                          73,691         121,895
 * Densitron International P.L.C.                      74,175          21,627
   Derwent Valley Holdings P.L.C.                      96,752       1,817,582
   Detica Group P.L.C.                                 32,953         443,893
   Development Securities P.L.C.                       57,390         437,734
   DeVere Group P.L.C.                                132,501       1,109,968
   Devro P.L.C.                                       229,507         520,648
   Dewhurst P.L.C.                                      9,000   $      22,020
   Dewhurst P.L.C. Class A Non-Voting                  15,500          33,332
   Dicom Group P.L.C.                                  38,035         583,273
 * Dimension Data Holdings P.L.C.                     939,000         600,575
   Diploma P.L.C.                                      40,758         463,140
   Domestic & General Group P.L.C.                     66,440         777,583
   Domino Printing Sciences P.L.C.                    355,935       1,667,360
   Domnick Hunter Group P.L.C.                         51,942         389,316
 * Dowding & Mills P.L.C.                             336,440          69,063
   DRS Data Research Services P.L.C.                   26,825          17,811
   DTZ Holdings P.L.C.                                114,500         418,857
 * Duelguide Units P.L.C.                               3,971          40,822
 * Durlacher Corp. P.L.C.                              15,272          18,310
   Dyson Group P.L.C.                                  44,875         295,835
   East Surrey Holdings P.L.C.                        234,414       1,677,200
 * Easyjet P.L.C.                                   1,068,671       3,799,438
 * Easynet Group P.L.C.                               179,628         250,460
 * Easyscreen P.L.C.                                   72,275          25,226
 * Ebookers P.L.C.                                    109,492         649,572
 * Edinburgh Oil & Gas P.L.C.                          68,779         242,615
 * Eidos P.L.C.                                       200,222         306,085
   Eleco P.L.C.                                       104,685          56,650
   Electronic Data Processing P.L.C.                   55,200          75,914
 * Elementis P.L.C.                                   721,332         445,594
 * Emerald Energy P.L.C.                               72,830         184,999
 * Emess P.L.C.                                       350,042          56,037
   Ennstone P.L.C.                                    522,823         354,736
 * Enodis P.L.C.                                      631,211       1,212,742
 * Entertainment Rights P.L.C.                        633,958         179,379
 * Erinaceous Group P.L.C.                             54,863         175,611
 * Eurodis Electron P.L.C.                          1,230,802          44,010
   Euromoney Institutional Investors
     P.L.C.                                           205,774       1,646,143
 * European Colour P.L.C.                              82,090          28,637
   European Motor Holdings P.L.C.                     118,325         455,655
   Expro International Group P.L.C.                   117,277         818,589
   Fenner P.L.C.                                      193,713         481,555
 * Ferguson International Holdings
     P.L.C.                                            89,105          40,878
   Ferraris Group P.L.C.                               63,540         134,979
 * Fibernet Group P.L.C.                               86,796         130,145
 * FII Group P.L.C.                                    41,166           5,311
   Filtronic P.L.C.                                   117,386         439,103
 * Financial Objects P.L.C.                             7,000           7,622
   Findel P.L.C.                                      142,288       1,176,618
   First Choice Holidays P.L.C.                       862,478       2,273,502
   First Technology P.L.C.                            128,111         870,531
   Fisher (James) & Sons P.L.C.                        89,846         487,131
   FKI P.L.C.                                         773,617       1,960,963
   Forminster P.L.C.                                   43,333          14,918
   Forth Ports P.L.C.                                 142,983       3,550,158
   Fortress Holdings P.L.C.                           120,728          66,347
 * Fortune Oil P.L.C.                               3,248,130         481,247
   Freeport P.L.C.                                     53,348         399,963
   French Connection Group P.L.C.                     284,510       1,401,332
   Fuller, Smith & Turner P.L.C. Series A              20,000         273,106
   Fulmar P.L.C.                                      107,500         169,255
   Future Network P.L.C.                              456,752         554,120
   Galliford Try P.L.C.                               517,870         519,638
   Game Group P.L.C.                                  534,000         695,627
   Games Workshop Group P.L.C.                         43,442         683,081

                                                       SHARES          VALUE+
                                                -------------   -------------
 * Garton Engineering P.L.C.                           10,248   $           0
 * Gaskell P.L.C.                                      36,000           6,523
   GB Group P.L.C.                                    250,000         106,125
   Geest P.L.C.                                       142,649       1,594,049
 * Genetix Group P.L.C.                                92,497          83,210
   Get Group P.L.C.                                    20,485         100,829
   Gibbs & Dandy P.L.C.                                13,681          86,364
   Gleeson (M.J.) Group P.L.C.                        112,355         435,216
 * Global Natural Energy P.L.C.                        11,004          39,936
 * Glotel P.L.C.                                       49,741         106,962
   Go-Ahead Group P.L.C.                               93,733       2,467,617
   Goldshield Group P.L.C.                             49,104         203,047
   Gowrings P.L.C.                                      5,000           9,702
   Grainger Trust, Ltd.                               48,556       1,605,432
   Great Portland Estates P.L.C.                      307,973       1,885,208
   Greene King P.L.C.                                  92,950       2,119,838
 * Greenwich Resources P.L.C.                         438,664          24,107
   Greggs P.L.C.                                       26,000       1,813,289
 * Gresham Computing P.L.C.                            75,530         494,979
   Group 4 Securicor P.L.C.                           290,000         701,233
   Guiness Peat Group P.L.C.                        1,137,590       1,720,268
   GWR Group P.L.C.                                   225,354         972,066
 * Gyrus Group P.L.C.                                 153,080         648,490
   Halma P.L.C.                                       642,966       1,917,779
   Halstead (James) Group P.L.C.                       52,208         618,369
 * Hampson Industries P.L.C.                          250,757         104,357
 * Hampton Trust P.L.C.                               232,050           6,099
   Hardy Underwriting Group P.L.C.                     46,683         212,008
   Hardys & Hansons P.L.C.                             48,000         507,711
 * Harvey Nash Group P.L.C.                           183,750         280,425
   Havelock Europa P.L.C.                              40,813         102,225
 * Hawtin P.L.C.                                      196,500          46,088
   Haynes Publishing Group P.L.C.                      14,703          98,413
   Headlam Group P.L.C.                               152,974       1,155,721
   Heath (Samuel) & Sons P.L.C.                         7,500          68,814
   Helical Bar P.L.C.                                  46,000         936,968
   Helphire Group P.L.C.                              173,986         721,590
 * Heywood Williams Group P.L.C.                      140,400         236,528
   Highbury House Communications
     P.L.C.                                           439,166          75,515
   Highway Insurance Holdings P.L.C.                  467,933         288,406
   Hill & Smith Holdings P.L.C.                       108,912         249,744
   Hiscox P.L.C.                                      419,927       1,275,894
   Hit Entertainment P.L.C.                           273,440       1,358,459
   Hitachi Capital (UK) P.L.C.                        124,239         566,435
   Holidaybreak P.L.C.                                 92,974         990,471
   Homeserve P.L.C.                                   101,138       1,301,792
 * Homestyle Group P.L.C.                              94,472         231,838
   Hornby P.L.C.                                       50,000         252,017
   House of Fraser P.L.C.                             427,439         862,749
   Hunting P.L.C.                                     223,174         774,564
   Huntleigh Technology P.L.C.                         90,597         722,724
   Huntsworth P.L.C.                                  480,401         187,882
   Hyder Consulting P.L.C.                             16,308          49,097
 * Hydro International P.L.C.                          17,669          33,677
 * IAF Group P.L.C.                                    30,000           9,749
   ICM Computer Group P.L.C.                           37,114         251,703
   IFX Group P.L.C.                                    34,486          64,594
 * Imagination Technologies Group
     P.L.C.                                           266,048         343,287
 * IMS Group P.L.C.                                    75,000           6,451
   Incepta Group P.L.C.                               280,643   $     364,712
   Inchcape P.L.C.                                     19,200         600,018
   Incisive Media P.L.C.                              137,054         347,359
   Independent Media Distribution
     P.L.C.                                            21,621          28,719
 * Industrial & Commercial Holdings
     P.L.C.                                             5,000             143
   Infast Group P.L.C.                                301,224         108,006
 * Intec Telecom Systems P.L.C.                       654,113         842,657
   Intelek P.L.C.                                      99,880          16,654
   Intertek Group P.L.C.                               70,100         944,505
   Intserve P.L.C.                                    179,459       1,079,584
 * Invensys P.L.C.                                  5,864,457       1,956,999
   Inveresk P.L.C.                                    150,000          27,318
 * IQE P.L.C.                                         107,400          20,993
   ISIS Asset Management P.L.C.                       268,751       1,219,903
   Isoft Group P.L.C.                                 210,764       1,552,064
   Isotron P.L.C.                                      50,325         459,195
   Ite Group P.L.C.                                   518,511         814,990
   Itnet P.L.C.                                       115,160         596,105
 * Itouch International P.L.C.                        615,741         397,312
 * Jarvis Porter Group P.L.C.                          99,894          19,095
   JJB Sports P.L.C.                                  448,783       1,741,970
   JKX Oil and Gas P.L.C.                             264,746         615,117
   John David Group P.L.C.                            114,500         431,925
   Johnson Service Group P.L.C.                       125,535         950,615
 * Kalamazoo Computer Group P.L.C.                     56,120           1,877
   KBC Advanced Technologies P.L.C.                    68,734          48,500
   Keller Group P.L.C.                                123,128         571,421
   Kensington Group P.L.C.                             98,187         786,076
 * Kewill Systems P.L.C.                              128,018         158,804
   Kidde P.L.C.                                       232,000         672,558
   Kier Group P.L.C.                                   63,370         847,229
   Kiln P.L.C.                                        383,129         589,623
 * Kingston Communications P.L.C.                     850,036       1,001,415
   Kleeneze P.L.C.                                    109,256         271,087
 * Knowledge Support Systems Group
     P.L.C.                                            25,000             382
   La Fitness P.L.C.                                   53,738         210,933
   Laing (John) P.L.C.                                353,630       1,602,032
   Laird Group P.L.C.                                 291,676       2,037,150
   Lambert Howarth Group P.L.C.                        43,203         234,725
 * Lastminute.com P.L.C.                              504,477         990,057
   Latchways P.L.C.                                    15,838         124,842
 * Laura Ashley Holdings P.L.C.                     2,505,661         658,049
   Lavendon Group P.L.C.                               61,795         173,246
   Lincat Group P.L.C.                                 19,000         144,081
   Linton Park P.L.C.                                  39,000         275,647
   Linx Printing Technologies P.L.C.                   27,000         280,553
   Litho Supplies P.L.C.                               20,000          18,559
 * London Clubs International P.L.C.                  332,581         873,851
   London Industrial P.L.C.                            30,631       1,188,765
   London Merchant Securities P.L.C.                  597,381       2,287,338
   London Scottish Bank P.L.C.                        263,000         646,741
   Lookers P.L.C.                                      63,057         364,052
 * Lorien P.L.C.                                       60,000          61,359
   Low & Bonar P.L.C.                                 166,108         378,837
   Luminar P.L.C.                                     135,289       1,294,900
   Lupus Capital P.L.C.                               354,881         111,738
 * M.L. Laboratories P.L.C.                           377,657         129,730
   Macfarlane Group P.L.C.                            228,287         135,438

                                                       SHARES          VALUE+
                                                -------------   -------------
   Macro 4 P.L.C.                                      42,500   $     150,591
   Maiden Group P.L.C.                                 16,800          72,944
   Mallett P.L.C.                                      24,837         135,964
   Management Consulting Group
     P.L.C.                                           331,679         277,946
   Manchester United P.L.C.                           609,642       3,210,240
   Manganese Bronze Holdings P.L.C.                    32,184         117,339
   Marchpole Holdings P.L.C.                          189,130          99,168
   Marlborough Stirling P.L.C.                        408,654         324,522
   Marshalls P.L.C.                                   221,135       1,213,146
 * Marylebone Warwick Balfour Group
     P.L.C.                                           239,501         305,051
   Matalan P.L.C.                                      84,701         348,722
 * Mayflower Corp. P.L.C.                             550,636          71,046
   McAlpine (Alfred) P.L.C.                           198,580       1,096,293
   McBride P.L.C.                                     314,973         912,373
   McCarthy & Stone P.L.C.                            194,968       2,048,964
   McKay Securities P.L.C.                             97,232         473,623
 * Medical Solutions P.L.C.                           126,658          16,342
 * Medisys P.L.C.                                     586,814          82,701
   Meggitt P.L.C.                                     514,738       2,513,664
 * Melrose Resouces P.L.C.                            109,660         568,138
   Menzies (John) P.L.C.                              103,775         906,595
   Merchant Retail Group P.L.C.                       185,666         554,298
   Merrydown P.L.C.                                    59,927         144,885
   Mersey Docks & Harbour Co. P.L.C.                  117,087       1,998,898
   Metal Bulletin P.L.C.                               95,500         412,159
   Metalrax Group P.L.C.                              358,740         531,873
   MFI Furniture Group P.L.C.                          60,855         134,827
   Mice Group P.L.C.                                  139,909         136,132
   Michael Page International P.L.C.                  608,273       1,960,127
 * Microgen P.L.C.                                    165,574         173,910
   Millennium and Copthorne Hotels
     P.L.C.                                            80,633         556,444
   Minerva P.L.C.                                     266,135       1,475,228
   Mitie Group P.L.C.                                 589,515       1,664,945
   Molins P.L.C.                                       68,000         198,426
 * Monsoon P.L.C.                                      71,000         303,582
 * Morgan Crucible Company P.L.C.                     435,211       1,378,320
   Morgan Sindall P.L.C.                               78,265         700,713
   Morse P.L.C.                                       277,169         528,750
   Moss Brothers Group P.L.C.                         163,400         330,099
   Mothercare P.L.C.                                  100,783         560,145
   Mouchel Parkman P.L.C.                             152,923         696,941
   Mowlem (John) & Co. P.L.C.                         341,969       1,222,580
   MS International P.L.C.                             71,500         102,516
   MSB International P.L.C.                            16,000          25,105
   Mtl Instruments Group P.L.C.                        24,678         120,568
   Mucklow (A & J) Group P.L.C.                       175,000       1,132,721
 * Music Choice Europe P.L.C.                          33,796          11,133
 * My Travel Group P.L.C.                             628,934          62,308
   National Express Group P.L.C.                       25,000         360,225
 * Ncipher P.L.C.                                      42,512         177,561
   Nestor Healthcare Group P.L.C.                     180,200         465,261
 * Netstore P.L.C.                                    143,737          90,764
 * New Avesco P.L.C.                                   29,998          42,434
   Newcastle United P.L.C.                            198,896         144,472
 * Next Fifteen Communtications
     P.L.C.                                            25,000          27,458
   NHP P.L.C.                                         311,286       1,529,367
   Nichols P.L.C.                                      66,550         217,223
   Nord Anglia Education P.L.C.                        63,924   $     287,005
   Northamber P.L.C.                                   75,888         136,356
   Northern Foods P.L.C.                              527,042       1,694,889
   Northern Recruitment Group P.L.C.                   22,158          76,228
 * Northgate Information Solutions P.L.C.             933,445       1,215,860
   Northgate P.L.C.                                   118,200       1,766,043
   Novar P.L.C.                                       646,454       2,005,610
 * NSB Retail P.L.C.                                  636,455         343,990
 * NXT P.L.C.                                         125,976         120,232
   Ocean Wilsons Holdings, Ltd.                        84,250         394,832
 * Orbis P.L.C.                                        11,428           1,090
 * Osmetech P.L.C.                                    669,354          39,321
   Ottakar's P.L.C.                                    34,693         221,410
   Owen (H.R.) P.L.C.                                  46,993         181,932
 * Oxford Biomedica, Ltd.                             523,967         167,730
   Oxford Instruments P.L.C.                           63,163         233,940
 * Pace Micro Technology P.L.C.                       428,871         450,882
   Paladin Resources P.L.C.                           626,476       2,131,292
   Paragon Group of Companies P.L.C.                  153,200       1,031,055
   Parity Group P.L.C.                                381,072          72,823
   Park Group P.L.C.                                  291,600         167,419
   Partridge Fine Arts P.L.C.                          58,000          64,303
   Pendragon P.L.C.                                   239,375       1,215,664
   Penna Consulting P.L.C.                             33,000          83,912
 * Pharmagene P.L.C.                                  160,000         123,983
   Photo-Me International P.L.C.                      850,594       1,503,385
   PHS Group P.L.C.                                   729,053         969,168
 * Phytopharm P.L.C.                                   56,696         206,268
 * Pillar Property P.L.C.                             171,938       2,316,807
   Pittards P.L.C.                                     60,985          28,594
 * Planestation Group P.L.C.                           76,551          63,637
   Planit Holdings P.L.C.                             235,000         114,616
 * Plantation & General P.L.C.                         70,623          24,974
 * Plasmon P.L.C.                                     100,000         357,323
   Portmeirion Group P.L.C.                            22,856          79,733
   Porvair P.L.C.                                      62,000         122,969
   Premier Farnell P.L.C.                              18,000          70,300
 * Premier Oil P.L.C.                                 141,425       1,513,039
 * Pressac P.L.C.                                      78,129           7,611
   Primary Health Properties P.L.C.                    23,784         123,497
 * Primback Units                                     135,600               0
 * Probus Estates P.L.C.                               83,333           1,314
 * Protherics P.L.C.                                  557,510         575,553
 * Provalis P.L.C.                                    586,513          95,700
   PSD Group P.L.C.                                    43,500         216,005
   Psion P.L.C.                                       683,616         717,293
   PZ Cuzzons P.L.C.                                   40,541         988,791
 * QA P.L.C.                                          158,950           8,746
 * Quantica P.L.C.                                     76,321          76,676
   Quintain Estates & Development
     P.L.C.                                           158,650       1,434,515
 * QXL Ricardo P.L.C.                                     130           1,677
   RAC P.L.C.                                         142,900       1,665,865
   Radamec Group P.L.C.                                35,000          18,448
   Radstone Technology P.L.C.                          40,384         233,415
   Ransom (William) & Son P.L.C.                       30,000          29,535
   Redrow P.L.C.                                      238,311       1,549,066
 * Redstone P.L.C.                                    257,485          38,867
   Reed Health Group P.L.C.                           155,333         185,146
   Reg Vardy P.L.C.                                   112,005         958,341
   Regent Inns P.L.C.                                 162,667         156,893

                                                       SHARES          VALUE+
                                                -------------   -------------
 * Regus Group P.L.C.                               1,049,446   $   1,748,769
   Reliance Security Group P.L.C.                      66,349         590,351
   Renishaw P.L.C.                                    188,734       2,184,251
   Renold P.L.C.                                      144,000         203,833
 * Retail Decisions P.L.C.                            381,092         179,661
   Ricardo P.L.C.                                     114,409         479,619
   Richmond Foods P.L.C.                               40,237         436,011
 * Richmond Oil & Gas P.L.C.                          220,000               0
   RM P.L.C.                                          153,319         460,648
 * RMS Communications P.L.C.                           15,000               0
   Robert Walters P.L.C.                              124,017         245,035
   Robert Wiseman Dairies P.L.C.                      199,037         894,942
   ROK property solutions P.L.C.                       58,166         457,732
   Rotork P.L.C.                                      185,440       1,546,991
   Roxboro Group P.L.C.                                55,682         394,942
 * Royal Doulton P.L.C.                               585,904         123,213
   Royalblue Group P.L.C.                              47,200         406,254
   RPC Group P.L.C.                                   123,353         497,344
   RPS Group P.L.C.                                   309,949         889,361
   Rugby Estates P.L.C.                                15,328          82,732
   Rutland Trust P.L.C.                               174,255         123,243
   S & U P.L.C.                                        21,140         221,634
 * Safeland P.L.C.                                     25,000          27,261
   Salvesen (Christian) P.L.C.                        396,216         452,630
   Sanctuary Group P.L.C.                             489,749         432,855
   Savills P.L.C.                                     104,000         829,405
   Scapa Group P.L.C.                                 163,581          87,820
 * Scipher P.L.C.                                      34,563             743
   Scottish Radio Holdings P.L.C.                      75,876       1,338,976
   SCS Upholstery P.L.C.                               47,547         327,964
 * SDL P.L.C.                                          95,883         220,868
 * Seashell Group P.L.C.                                1,441           3,305
   Secure Trust Group P.L.C.                           27,118         159,214
   Senior P.L.C.                                      433,410         315,081
   Serco Group P.L.C.                                 235,235       1,003,336
 * Servicepower Technologies P.L.C.                   150,000          93,222
   Severfield-Rowan P.L.C.                             26,211         238,244
 * SFI Group P.L.C.                                    26,713          15,829
   Shaftesbury P.L.C.                                 189,732       1,102,476
   Shanks & McEwan Group P.L.C.                       330,006         832,723
   Shiloh P.L.C.                                       14,500          35,058
   SHL Group P.L.C.                                    73,174         153,852
 * ShopRite Group P.L.C.                              204,780          47,951
   Shore Capital Group P.L.C.                         344,465         237,462
   SIG P.L.C.                                         231,332       2,312,092
 * Simon Group P.L.C.                                 348,089         286,669
   Sinclair (William) Holdings P.L.C.                  53,000          56,660
   Singer & Friedlander Group P.L.C.                  248,303       1,331,083
   Sirdar P.L.C.                                       41,600          25,741
 * Skyepharma P.L.C.                                1,025,478       1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.               22,500         251,601
 * Smart Approach Group P.L.C.                         12,599           3,856
   SMG P.L.C.                                         574,831       1,169,453
   Smith (David S.) Holdings P.L.C.                   768,516       2,187,879
   Smith (James) Estates P.L.C.                        17,524         136,501
   Smith (WH) P.L.C.                                  216,982       1,236,388
 * Soco International P.L.C.                          132,328         752,445
   Somerfield P.L.C.                                  722,361       2,107,753
   Sondex P.L.C.                                       89,293         348,360
   South Staffordshire Group P.L.C.                    21,600         461,397
   Southampton Leisure Holdings P.L.C.                 19,615          14,042
   Spectris P.L.C.                                    242,231   $   1,874,163
   Speedy Hire P.L.C.                                  80,739         744,263
   Spirax-Sarco Engineering P.L.C.                    122,800       1,444,064
 * Spirent P.L.C.                                   1,610,055       2,192,960
 * Sportech P.L.C.                                    846,974         149,713
   Spring Group P.L.C.                                406,488         750,092
   SSL International P.L.C.                           284,176       1,534,081
   St. Ives P.L.C.                                    154,964       1,147,086
   St. Modwen Properties P.L.C.                       228,607       1,341,218
   Stanelco P.L.C.                                  1,201,354         134,687
   Stanley (Charles) Group P.L.C.                      86,800         424,750
   Stanley Leisure P.L.C.                             235,641       2,011,568
 * Sterling Publishing Group P.L.C.                    75,298          19,431
   Stylo P.L.C.                                        64,096          74,737
 * Superscape P.L.C.                                  189,476         191,757
 * Surfcontrol P.L.C.                                  56,124         593,986
   Swallowfield P.L.C.                                 15,000          25,037
   Sygen International P.L.C.                         492,975         387,050
   T&F Informa Group P.L.C.                           355,029       2,583,316
   T. Clarke P.L.C.                                    18,714         214,266
 * Tadpole Technology P.L.C.                          427,207          85,825
 * Tandem Group P.L.C.                                327,365               0
   Tarsus Group P.L.C.                                 86,934         199,142
   Taylor Nelson AGB P.L.C.                           109,000         478,996
   TBI P.L.C.                                       1,238,853       2,175,033
   Ted Baker P.L.C.                                    82,767         731,413
   Teesland P.L.C.                                     69,925         106,261
 * Telecity P.L.C.                                    549,148         144,057
   Telecom Plus P.L.C.                                 89,103         440,742
 * Telecommunications Group P.L.C.                     45,958             659
   Telemetrix P.L.C.                                  177,320         437,146
 * Telspec P.L.C.                                      25,000           5,968
 * Terence Chapman Group P.L.C.                        62,500             379
   Tex Holdings P.L.C.                                 14,000          34,462
   The Big Food Group P.L.C.                          595,901       1,054,322
 * The Innovation Group P.L.C.                        940,000         688,036
   The Malcolm Group P.L.C.                           109,377         203,976
   The Peacock Group P.L.C.                           172,468         922,323
 * The Television Corp. P.L.C.                         81,937         151,318
 * The Wireless Group P.L.C.                          189,923         281,328
 * Theratase P.L.C.                                    46,347          34,553
   Thorntons P.L.C.                                   158,000         463,644
   Thorpe (F.W.) P.L.C.                                24,000         152,577
 * Thus Group P.L.C.                                2,022,919         551,895
   Tinsley (Eliza) Group P.L.C.                        19,844           9,680
 * Toad Group P.L.C.                                   85,507          17,229
   Topps Tiles P.L.C.                                 348,450       1,519,141
   Tops Estates P.L.C.                                116,033         760,342
 * Torotrak P.L.C.                                    167,633         238,071
 * Tottenham Hotspur P.L.C.                           150,000          78,255
   Town Centre Securities (New) P.L.C.                142,137         887,952
   Trace Computers P.L.C.                              33,552          51,620
 * Trafficmaster P.L.C.                               198,201         289,554
   Transport Development Group P.L.C.                 133,173         575,685
   Treatt P.L.C.                                        9,957          35,782
   Trifast P.L.C.                                     135,388         203,238
   Trio Holdings P.L.C.                               111,411          48,386
   TT Electronics P.L.C.                              254,463         935,507
 * TTP Communications P.L.C.                          325,621         364,785
   Tullow Oil P.L.C.                                  500,218       1,402,232
   U.K. Coal P.L.C.                                   205,912         522,890

                                                       SHARES          VALUE+
                                                -------------   -------------
   UCM Group P.L.C.                                    41,980   $      56,307
   Ulster Television, Ltd.                            115,602         986,808
   Ultra Electronics Holdings P.L.C.                  100,269       1,280,801
   Ultraframe P.L.C.                                  162,456         263,869
   Umeco P.L.C.                                        51,019         402,112
   Uniq P.L.C.                                        186,872         745,219
   Unite Group P.L.C.                                 156,391         751,684
   Universal Salvage P.L.C.                            36,111          52,805
 * Vanco P.L.C.                                       145,748         765,347
   Vega Group P.L.C.                                   32,300         106,913
 * Venture Production P.L.C.                          197,404         901,756
 * Vernalis P.L.C.                                    244,324         403,510
   Victoria P.L.C.                                     12,000          52,282
   Victrex P.L.C.                                     136,254         901,966
   Vislink P.L.C.                                     103,960          41,778
   Vitec Group P.L.C.                                  62,856         372,796
 * Volex Group P.L.C.                                  58,801         107,391
   VP P.L.C.                                          108,111         325,417
   VT Group P.L.C.                                    257,959       1,460,252
   Wagon P.L.C.                                        74,388         233,315
 * Walker Greenbank P.L.C.                             53,105           9,136
   Warner Estate Holdings P.L.C.                       95,471         896,265
 * Waterdorm P.L.C.                                   105,000               0
   Waterman P.L.C.                                     74,473         133,292
   Watermark Group P.L.C.                              68,660         198,545
   Weir Group P.L.C.                                  356,454       2,024,411
   Wellington Holdings P.L.C.                          32,446          97,580
   Wembley P.L.C.                                      36,926         480,659
   Westbury P.L.C.                                    202,522       1,481,884
 * Weston Medical Group P.L.C.                         50,200           2,399
   Wetherspoon (J.D.) P.L.C.                          282,231       1,230,702
   Whatman P.L.C.                                     241,935       1,179,246
   White Young Green P.L.C.                            74,666         406,810
   Whitehead Mann Group P.L.C.                         95,000         287,055
   Whittard of Chelsea P.L.C.                          37,487         135,109
   Wilmington Group P.L.C.                            143,376         375,693
 * Wilshaw P.L.C.                                     198,409          33,185
   Wilson Bowden P.L.C.                                 7,000         133,186
   Wincanton P.L.C.                                   163,303         870,149
   Windsor P.L.C.                                     101,510          90,761
   Wolverhampton & Dudley Breweries P.L.C.            125,925       2,202,565
   Wood Group (John) P.L.C.                           881,804       2,443,289
   Woolworths Group P.L.C.                          2,617,775       2,227,011
   Workplace Systems International P.L.C.             238,739          74,240
   WSP Group P.L.C.                                    94,842         418,774
   Wyevale Garden Centres P.L.C.                       78,824         559,382
   Wyndeham Press Group P.L.C.                         73,066         179,540
 * XAAR P.L.C.                                        108,722         267,704
   XANSA P.L.C.                                       575,870       1,018,183
 * Xenova Group P.L.C.                                607,931          72,352
   XKO Group P.L.C.                                    30,304          40,506
   XP Power P.L.C.                                     26,903         225,639
 * Yorkshire Group P.L.C.                              82,504           9,068
   Young & Co's Brewery P.L.C.                         10,000         185,921
   Young & Co's Brewery P.L.C. Class A                  5,234   $     131,216
   Yule Catto & Co. P.L.C.                            278,083       1,559,934
   Zotefoams P.L.C.                                    62,000          79,996
                                                                -------------
 TOTAL COMMON STOCKS
    (Cost $274,387,702)                                           371,382,332
                                                                -------------
 INVESTMENT IN CURRENCY -- (0.9%)
 * British Pound Sterling
     (Cost $3,631,644)                                              3,641,345
                                                                -------------
 RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements - Audemars
     Piguet                                            90,242               0
 * Planestation Group P.L.C. Warrants
     01/13/11                                         229,653           2,724
 * SFI Holdings Litigation Certificate                 26,713               0
 * Xenova Group P.L.C. Contingent
     Rights 08/14/11                                   94,500               0
 * Xenova Group P.L.C. Warrants
     12/31/08                                          56,991           2,315
                                                                -------------
 TOTAL RIGHTS/WARRANTS
    (Cost $4,780)                                                       5,039
                                                                -------------
 TOTAL -- UNITED KINGDOM
    (Cost $278,024,126)                                           375,028,716
                                                                -------------
 UNITED STATES -- (0.1%)
 COMMON STOCKS -- (0.1%)
 * Bookham, Inc.
     (Cost $500,697)                                   57,292         307,085
                                                                -------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $101)                                                          127
                                                                -------------

                                                     FACE
                                                    AMOUNT
                                                -------------
                                                    (000)
 TEMPORARY CASH
   INVESTMENTS -- (1.7%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $6,458,000 FNMA
   Notes 2.95%, 11/14/07, valued at
   $6,467,061) to be repurchased at
   $6,378,333
   (Cost $6,378,000)                            $       6,378       6,378,000
                                                                -------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $284,902,924)                                          $ 381,713,928
                                                                =============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                                    PERCENTAGE
                                                                   SHARES              VALUE+    OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 FRANCE -- (12.5%)
 COMMON STOCKS -- (12.5%)
 # Bains de Mer et du Cercle des Etrangers a Monaco                 4,615     $     2,433,224                0.4%
   Carbone Lorraine                                                40,631           1,975,195                0.3%
   CFF Recycling SA                                                84,608           2,225,250                0.3%
   Electricite de Strasbourg                                       23,784           3,327,592                0.5%
 # Fimalac SA                                                     111,143           5,037,658                0.8%
   Guyenne et Gascogne SA                                          26,000           2,871,779                0.4%
   Somfy Interational SA                                           22,900           4,835,130                0.7%
 # SR Teleperformance                                              90,928           2,283,048                0.3%
   Taittinger SA                                                   12,700           3,574,538                0.5%
 # Vallourec (Usines a Tubes de Lorraine Escaut et
     Vallourec Reunies)                                            31,700           4,383,017                0.7%
   Other Securities                                                                56,158,646                8.7%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $47,280,511)                                                              89,105,077               13.6%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $20,863)                                                                      33,050                0.0%
                                                                              ---------------    ---------------
 TOTAL -- FRANCE
   (Cost $47,301,374)                                                              89,138,127               13.6%
                                                                              ---------------    ---------------
 GERMANY -- (11.5%)
 COMMON STOCKS -- (11.5%)
   Ava Allgemeine Handelsgesellschaft der
     Verbraucher AG                                                35,814           2,023,757                0.3%
   AWD Holding AG                                                  52,932           1,988,042                0.3%
   Feilmann AG                                                     29,181           2,016,941                0.3%
   IVG Immobilien AG                                              143,237           2,179,536                0.3%
   K & S Aktiengesellschaft AG                                    129,500           6,596,434                1.0%
   Leoni AG                                                        37,500           2,496,154                0.4%
   Rheinmetall Berlin AG                                           45,000           2,304,151                0.4%
   United Internet AG                                              79,458           2,080,469                0.3%
   Other Securities                                                                60,545,321                9.3%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $58,435,826)                                                              82,230,805               12.6%
                                                                              ---------------    ---------------
 TOTAL -- GERMANY
   (Cost $58,435,826)                                                              82,230,805               12.6%
                                                                              ---------------    ---------------
 SWITZERLAND -- (9.9%)
 COMMON STOCKS -- (9.8%)
   EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
     Laufenberg                                                     3,761           3,269,055                0.5%
   Energiedienst Holding AG                                         8,265           2,858,844                0.4%
   Jelmoli Holding AG                                               1,521           2,099,679                0.3%
   Nobel Biocare Holding AG                                        23,200           4,166,724                0.6%
   PSP Swiss Property AG                                           47,132           2,013,291                0.3%
   Other Securities                                                                55,626,704                8.6%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $42,935,999)                                                              70,034,297               10.7%
                                                                              ---------------    ---------------
 PREFERRED STOCKS -- (0.1%)
   Other Securities
   (Cost $266,229)                                                                    580,677                0.1%
                                                                              ---------------    ---------------

                                                                                                    PERCENTAGE
                                                                   SHARES              VALUE+    OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                  $        48,338                0.0%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
   (Cost $7,914)                                                                        8,678                0.0%
                                                                              ---------------    ---------------
 TOTAL -- SWITZERLAND
   (Cost $43,210,142)                                                              70,671,990               10.8%
                                                                              ---------------    ---------------
 ITALY -- (7.8%)
 COMMON STOCKS -- (7.8%)
   Manifattura Lane Gaetano Marzotto & Figli SpA                  138,000           2,458,770                0.4%
   Merloni Elettrodomestici SpA                                   155,000           2,600,000                0.4%
   Other Securities                                                                50,817,028                7.7%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $36,266,091)                                                              55,875,798                8.5%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                           30,656                0.0%
                                                                              ---------------    ---------------
 TOTAL -- ITALY
   (Cost $36,266,091)                                                              55,906,454                8.5%
                                                                              ---------------    ---------------
 SWEDEN -- (7.3%)
 COMMON STOCKS -- (7.3%)
   Axfood AB                                                       73,400           2,336,155                0.4%
   Getinge AB                                                     176,604           2,192,889                0.4%
 * Lundin Petroleum AB                                            322,400           2,184,460                0.3%
   Whilborg Fastigheter AB Class B                                164,145           3,261,797                0.5%
   Other Securities                                                                42,120,117                6.4%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $31,114,196)                                                              52,095,418                8.0%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                              230                0.0%
                                                                              ---------------    ---------------
 TOTAL -- SWEDEN
   (Cost $31,114,196)                                                              52,095,648                8.0%
                                                                              ---------------    ---------------
 NETHERLANDS -- (5.6%)
 COMMON STOCKS -- (5.6%)
*# Ispat International NV                                          84,322           3,534,696                0.5%
   Other Securities                                                                36,491,765                5.6%
                                                                              ---------------    ---------------
 TOTAL -- NETHERLANDS
   (Cost $21,941,138)                                                              40,026,461                6.1%
                                                                              ---------------    ---------------
 FINLAND -- (5.5%)
 COMMON STOCKS -- (5.5%)
   Rautaruukki Oyj Series K                                       188,780           2,277,859                0.3%
 # Wartsila Corp. Oyj Series B                                     66,460           2,306,907                0.4%
   Other Securities                                                                34,385,090                5.3%
                                                                              ---------------    ---------------
 TOTAL -- FINLAND
   (Cost $21,865,536)                                                              38,969,856                6.0%
                                                                              ---------------    ---------------

                                                                                                    PERCENTAGE
                                                                   SHARES              VALUE+    OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 GREECE -- (5.3%)
 COMMON STOCKS -- (5.3%)
   Bank of Piraeus S.A.                                           163,829     $     2,573,981                0.4%
   Motor Oil (Hellas) Corinth Refineries S.A.                     152,870           2,055,589                0.3%
   Viohalco S.A.                                                  296,585           2,587,202                0.4%
   Other Securities                                                                30,558,434                4.7%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $34,259,881)                                                              37,775,206                5.8%
                                                                              ---------------    ---------------
 PREFERRED STOCKS -- (0.0%)
   Other Securities
   (Cost $8,592)                                                                        9,807                0.0%
                                                                              ---------------    ---------------
 TOTAL -- GREECE
   (Cost $34,268,473)                                                              37,785,013                5.8%
                                                                              ---------------    ---------------
 SPAIN -- (5.0%)
 COMMON STOCKS -- (5.0%)
   Banco de Valencia SA                                           191,814           5,136,773                0.8%
   Other Securities                                                                30,207,137                4.6%
                                                                              ---------------    ---------------
 TOTAL -- SPAIN
   (Cost $15,762,077)                                                              35,343,910                5.4%
                                                                              ---------------    ---------------
 DENMARK -- (5.0%)
 COMMON STOCKS -- (5.0%)
   AS Dampskibsselsk Torm                                          49,460           2,183,069                0.3%
   Codan A.S.                                                      43,400           2,222,991                0.4%
   GN Great Nordic A.S.                                           210,980           2,180,407                0.3%
 * Jyske Bank A.S.                                                 75,520           2,712,614                0.4%
 * Topdanmark A.S.                                                 28,300           2,137,268                0.3%
   Other Securities                                                                23,840,047                3.7%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $17,197,739)                                                              35,276,396                5.4%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
   (Cost $13,468)                                                                      14,559                0.0%
                                                                              ---------------    ---------------
 TOTAL -- DENMARK
   (Cost $17,211,207)                                                              35,290,955                5.4%
                                                                              ---------------    ---------------
 NORWAY -- (4.6%)
 COMMON STOCKS -- (4.6%)
   Schibsted ASA                                                  112,960           3,140,732                0.5%
   Tandberg ASA Series A                                          217,280           2,463,681                0.4%
   Other Securities                                                                27,049,986                4.1%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $18,720,500)                                                              32,654,399                5.0%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $69,669)                                                                      32,991                0.0%
                                                                              ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
   (Cost $10,735)                                                                      11,887                0.0%
                                                                              ---------------    ---------------
 TOTAL -- NORWAY
   (Cost $18,800,904)                                                              32,699,277                5.0%
                                                                              ---------------    ---------------

                                                                                                    PERCENTAGE
                                                                   SHARES              VALUE+    OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
 BELGIUM -- (3.9%)
 COMMON STOCKS -- (3.9%)
   Banque Nationale de Belgique                                       710     $     3,005,926                0.5%
   Cie Martime Belge SA                                             8,237           2,386,893                0.4%
   Decuuninck                                                      63,700           1,932,919                0.3%
   Other Securities                                                                20,714,754                3.2%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $16,342,460)                                                              28,040,492                4.4%
                                                                              ---------------    ---------------
 TOTAL -- BELGIUM
   (Cost $16,342,460)                                                              28,040,492                4.4%
                                                                              ---------------    ---------------
 AUSTRIA -- (3.1%)
 COMMON STOCKS -- (3.1%)
   Voestalpine AG                                                  30,095           2,152,803                0.3%
   Wienerberger AG                                                 63,642           2,831,163                0.4%
   Other Securities                                                                16,965,015                2.6%
                                                                              ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $12,188,779)                                                              21,948,981                3.3%
                                                                              ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                              790                0.0%
                                                                              ---------------    ---------------
 TOTAL -- AUSTRIA
   (Cost $12,188,779)                                                              21,949,771                3.3%
                                                                              ---------------    ---------------
 IRELAND -- (2.5%)
 COMMON STOCKS -- (2.5%)
   Grafton Group P.L.C.                                           253,939           2,575,097                0.4%
   Other Securities                                                                15,100,143                2.3%
                                                                              ---------------    ---------------
 TOTAL -- IRELAND
   (Cost $9,337,566)                                                               17,675,240                2.7%
                                                                              ---------------    ---------------
 PORTUGAL -- (1.6%)
 COMMON STOCKS -- (1.6%)
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins
     & Filho Administracao e Participacoes
     Financeiros SA)                                              170,757           2,172,482                0.3%
   Other Securities                                                                 9,540,919                1.5%
                                                                              ---------------    ---------------
 TOTAL -- PORTUGAL
   (Cost $6,643,075)                                                               11,713,401                1.8%
                                                                              ---------------    ---------------
 UNITED STATES -- (0.0%)
 COMMON STOCKS -- (0.0%)
   Other Securities                                                                   104,285                0.0%
                                                                              ---------------    ---------------
 TOTAL -- UNITED STATES
   (Cost $214,919)                                                                    104,285                0.0%
                                                                              ---------------    ---------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
   (Cost $64,998)                                                                      67,307                0.0%
                                                                              ---------------    ---------------

                                                               FACE                                 PERCENTAGE
                                                               AMOUNT                  VALUE+    OF NET ASSETS**
                                                          ---------------     ---------------    ---------------
                                                               (000)
 TEMPORARY CASH INVESTMENTS -- (8.9%)
   Repurchase Agreement, Deutsche Bank Securities
     1.95%, 12/01/04 (Collateralized by $60,319,792
     U.S. Treasury Note 1.625%, 03/31/05, valued at
     $60,194,931) to be repurchased at $60,198,191
     (Cost $60,194,930)@                                  $        60,195     $    60,194,930                9.2%
   Repurchase Agreement, PNC Capital Markets, Inc.
     1.88%, 12/01/04 (Collateralized by $3,177,000
     FNMA Notes 2.95%, 11/14/07, valued at $3,181,457)
     to be repurchased at $3,137,164 (Cost $3,137,000)              3,137           3,137,000                0.5%
                                                                              ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $63,331,930)                                                              63,331,930                9.7%
                                                                              ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $454,300,691)                                                        $   713,040,922              109.1%
                                                                              ===============    ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
 ** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
  @  Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                   THE            THE         THE UNITED        THE
                                                                 JAPANESE     PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                  SMALL          SMALL          SMALL          SMALL
                                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                                  SERIES         SERIES         SERIES         SERIES
                                                               ------------   ------------   ------------   ------------
ASSETS:
Investments at Value (including $213,144, $48,086, $8,430
   and $164,447 of securities on loan, respectively)           $  1,055,709   $    402,338   $    498,596   $  1,034,300
Cash                                                                     15             12             16             16
Receivables:
   Dividends, Interest, and Tax Reclaims                              3,826            436          1,796          1,690
   Investment Securities Sold                                            --            167            209          1,812
   Securities Lending Income                                            325             61              8            227
Prepaid Expenses and Other Assets                                         4              2              2              3
                                                               ------------   ------------   ------------   ------------
     Total Assets                                                 1,059,879        403,016        500,627      1,038,048
                                                               ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                  230,399         53,048          9,664        183,417
   Due to Advisor                                                        68             29             40             69
   Investment Securities Purchased                                    1,677            134          3,832          7,114
Accrued Expenses and Other Liabilities                                   93             65             74            105
                                                               ------------   ------------   ------------   ------------
     Total Liabilities                                              232,237         53,276         13,610        190,705
                                                               ------------   ------------   ------------   ------------
NET ASSETS                                                     $    827,642   $    349,740   $    487,017   $    847,343
                                                               ============   ============   ============   ============
Investments at Cost                                            $  1,027,854   $    381,452   $    398,168   $    737,867
                                                               ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

              (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                   THE            THE         THE UNITED        THE
                                                                 JAPANESE     PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                  SMALL          SMALL          SMALL          SMALL
                                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                                  SERIES         SERIES         SERIES         SERIES
                                                               ------------   ------------   ------------   ------------
ASSETS:
Investments at Value (including $155,648, $29,601, $0 and
   $53,654 of securities on loan, respectively)                $    772,092   $    316,726   $    381,714   $    713,041
Cash                                                                     15             15             15             15
Receivables:
   Investment Securities Sold                                           202          1,256              5            858
   Dividends, Interest, and Tax Reclaims                              1,970            347            530            821
   Securities Lending                                                   206             40             --             60
   Fund Shares Sold                                                   6,826          2,251          3,646            318
Prepaid Expenses and Other Assets                                         2             --             --             --
                                                               ------------   ------------   ------------   ------------
     Total Assets                                                   781,313        320,635        385,910        715,113
                                                               ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                 166,179         37,129             --         60,195
   Investment Securities Purchased                                    9,868            426          8,057            136
   Due to Advisor                                                        49             23             30             52
Accrued Expenses and Other Liabilities                                   85             58             60             86
                                                               ------------   ------------   ------------   ------------
     Total Liabilities                                              176,181         37,636          8,147         60,469
                                                               ------------   ------------   ------------   ------------
NET ASSETS                                                     $    605,132   $    282,999   $    377,763   $    654,644
                                                               ============   ============   ============   ============
Investments at Cost                                            $    803,307   $    293,170   $    284,903   $    454,301
                                                               ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                   THE            THE         THE UNITED        THE
                                                                 JAPANESE     PACIFIC RIM      KINGDOM      CONTINENTAL
                                                                  SMALL          SMALL          SMALL          SMALL
                                                                 COMPANY        COMPANY        COMPANY        COMPANY
                                                                  SERIES         SERIES         SERIES         SERIES
                                                               ------------   ------------   ------------   ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $430,
     $214, $786 and $1,719, respectively)                      $      5,742   $      7,953   $      8,331   $     11,809
   Interest                                                              89             41             63             78
   Income from Securities Lending                                     1,854            348             --            952
                                                               ------------   ------------   ------------   ------------
        Total Investment Income                                       7,685          8,342          8,394         12,839
                                                               ------------   ------------   ------------   ------------
EXPENSES
   Investment Advisory Services                                         448            202            283            547
   Accounting & Transfer Agent Fees                                     485            259            359            549
   Custodian Fees                                                       226            179            102            283
   Legal Fees                                                             5             --              2              7
   Audit Fees                                                             8              1              4              9
   Shareholders' Reports                                                  5             --              3              6
   Trustees' Fees and Expenses                                            4              2              2              5
   Other                                                                 16              6              8             23
                                                               ------------   ------------   ------------   ------------
        Total Expenses                                                1,197            649            763          1,429
                                                               ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                                       6,488          7,693          7,631         11,410
                                                               ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold             4,671          8,924          7,907         20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       (28)            69            (42)           114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     101,600         37,804         56,621        139,855
     Translation of Foreign Currency Denominated Amounts                127             16            (12)           (20)
                                                               ------------   ------------   ------------   ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                       106,370         46,813         64,474        160,295
                                                               ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $    112,858   $     54,506   $     72,105   $    171,705
                                                               ============   ============   ============   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          THE JAPANESE        THE PACIFIC RIM      THE UNITED KINGDOM     THE CONTINENTAL
                                          SMALL COMPANY        SMALL COMPANY         SMALL COMPANY         SMALL COMPANY
                                             SERIES                SERIES                SERIES                SERIES
                                      --------------------  --------------------  --------------------  --------------------
                                         YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                       NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                         2004       2003       2004       2003       2004       2003       2004       2003
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)        $   6,488  $   3,245  $   7,693  $   4,147  $   7,631  $   3,789  $  11,410  $   7,753
  Net Realized Gain (Loss) on
    Investment Securities Sold            4,671    (18,120)     8,924       (436)     7,907     (1,016)    20,346     12,045
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                   (28)        54         69         18        (42)        30        114        315
  Change in Unrealized Appreciation
    (Depreciation) of:
  Investment Securities and
    Foreign Currency                    101,600    101,101     37,804     56,281     56,621     42,580    139,855    120,867
  Translation of Foreign Currency
    Denominated Amounts                     127         16         16          4        (12)         5        (20)        69
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations             112,858     86,296     54,506     60,014     72,105     45,388    171,705    141,049
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Transactions in Interest:
  Contributions                         214,817     53,153     82,852     25,155    148,279     41,630     70,258     97,585
  Withdrawals                            (6,242)   (50,797)   (11,124)   (50,041)    (3,538)   (25,000)   (35,726)   (53,295)
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) from
    Transactions in Interest            208,575      2,356     71,728    (24,886)   144,741     16,630     34,532     44,290
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total Increase (Decrease)           321,433     88,652    126,234     35,128    216,846     62,018    206,237    185,339
NET ASSETS
  Beginning of Period                   283,699    195,047    156,765    121,637    160,917     98,899    448,407    263,068
                                      ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  End of Period                       $ 605,132  $ 283,699  $ 282,999  $ 156,765  $ 377,763  $ 160,917  $ 654,644  $ 448,407
                                      =========  =========  =========  =========  =========  =========  =========  =========

                 See accompanying Notes to Financial Statements.

                         THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                         ---------------------------------------------------------------------
                                                            YEAR          YEAR          YEAR           YEAR           YEAR
                                                            ENDED         ENDED         ENDED          ENDED          ENDED
                                                           NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                            2004          2003          2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              NA+           NA+           NA+            NA+            NA+
                                                         -----------   -----------   -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total From Investment Operations                              --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                          --            --            --             --             --
   Net Realized Gains                                             --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total Distributions                                           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    NA+           NA+           NA+            NA+            NA+
==============================================================================================================================
Total Return                                                   32.73%        47.87%        (9.62)%       (13.51)%        (9.93)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                    $   605,132   $   283,699   $   195,047    $   196,187    $   196,118
Ratio of Expenses to Average Net Assets                         0.27%         0.28%         0.27%          0.28%          0.27%
Ratio of Net Investment Income to Average Net Assets            1.45%         1.41%         1.26%          1.41%          1.38%
Portfolio Turnover Rate                                            5%           16%            5%             9%             6%

                                                                          THE PACIFIC RIM SMALL COMPANY SERIES
                                                         ---------------------------------------------------------------------
                                                            YEAR          YEAR          YEAR           YEAR           YEAR
                                                            ENDED         ENDED         ENDED          ENDED          ENDED
                                                           NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                            2004          2003          2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              NA+           NA+           NA+            NA+            NA+
                                                         -----------   -----------   -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total From Investment Operations                              --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                          --            --            --             --             --
   Net Realized Gains                                             --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total Distributions                                           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    NA+           NA+           NA+            NA+            NA+
==============================================================================================================================
Total Return                                                   27.40%        61.47%         7.28%          2.84%        (10.99)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                    $   282,999   $   156,765   $   121,637    $   130,554    $   131,888
Ratio of Expenses to Average Net Assets                         0.32%         0.31%         0.32%          0.28%          0.29%
Ratio of Net Investment Income to Average Net Assets            3.82%         3.35%         3.77%          3.69%          4.10%
Portfolio Turnover Rate                                           11%           15%           26%            10%             7%

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                         ---------------------------------------------------------------------
                                                            YEAR          YEAR          YEAR           YEAR           YEAR
                                                            ENDED         ENDED         ENDED          ENDED          ENDED
                                                           NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                            2004          2003          2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              NA+           NA+           NA+            NA+            NA+
                                                         -----------   -----------   -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total From Investment Operations                              --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                          --            --            --             --             --
   Net Realized Gains                                             --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total Distributions                                           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    NA+           NA+           NA+            NA+            NA+
==============================================================================================================================
Total Return                                                   29.68%        44.65%        (4.67)%        (4.89)%        (6.18)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                    $   377,763   $   160,917   $    98,899    $    96,741    $   109,806
Ratio of Expenses to Average Net Assets                         0.27%         0.26%         0.26%          0.27%          0.26%
Ratio of Net Investment Income to Average Net Assets            2.70%         3.25%         3.03%          2.86%          3.06%
Portfolio Turnover Rate                                            7%            7%            6%            14%            11%

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                         ---------------------------------------------------------------------
                                                            YEAR          YEAR          YEAR           YEAR           YEAR
                                                            ENDED         ENDED         ENDED          ENDED          ENDED
                                                           NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,       NOV. 30,
                                                            2004          2003          2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              NA+           NA+           NA+            NA+            NA+
                                                         -----------   -----------   -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   --            --            --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total From Investment Operations                              --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                          --            --            --             --             --
   Net Realized Gains                                             --            --            --             --             --
                                                         -----------   -----------   -----------    -----------    -----------
    Total Distributions                                           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    NA+           NA+           NA+            NA+            NA+
==============================================================================================================================
Total Return                                                   36.57%        52.86%         3.22%         (5.43)%         2.67%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                    $   654,644   $   448,407   $   263,068    $   210,337    $   226,724
Ratio of Expenses to Average Net Assets                         0.26%         0.30%         0.31%          0.30%          0.28%
Ratio of Net Investment Income to Average Net Assets            2.09%         2.49%         2.22%          2.73%          2.36%
Portfolio Turnover Rate                                            9%           11%           12%            12%             9%

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 2004

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios, of which four are included in this report, (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Portfolios are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The Japanese Small Company Series                        0.10 of 1%
          The Pacific Rim Small Company Series                     0.10 of 1%
          The United Kingdom Small Company Series                  0.10 of 1%
          The Continental Small Company Series                     0.10 of 1%

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The Japanese Small Company Series                        $  7,191
          The Pacific Rim Small Company Series                        3,222
          The United Kingdom Small Company Series                     4,597
          The Continental Small Company Series                        9,063

E.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities and U.S. government securities (amounts in thousands):

                                                          OTHER INVESTMENT
                                                             SECURITIES
                                                       ----------------------
                                                        PURCHASES     SALES
                                                       ----------  ----------
          The Japanese Small Company Series            $  230,758  $   20,708
          The Pacific Rim Small Company Series            101,051      21,708
          The United Kingdom Small Company Series         136,795      19,199
          The Continental Small Company Series             95,467      46,846

F.  FEDERAL INCOME TAXES:

      The Portfolios are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolios had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                 MARK TO MARKET  REALIZED GAINS
                                                 --------------  --------------
The Japanese Small Company Series                $    3,639,564  $       92,868
The Pacific Rim Small Company Series                  1,131,373       1,633,733
The United Kingdom Small Company Series               1,424,643          32,840
The Continental Small Company Series                  3,269,647       1,120,728

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                        NET
                                                                                                    UNREALIZED
                                                     FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
                                                    TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 --------------  --------------  --------------   --------------
The Japanese Small Company Series                $      810,005  $       88,467  $     (126,380)  $      (37,913)
The Pacific Rim Small Company Series                    294,690          47,764         (25,728)          22,036
The United Kingdom Small Company Series                 286,339         120,108         (24,733)          95,375
The Continental Small Company Series                    457,571         287,262         (31,792)         255,470

G.  FINANCIAL INSTRUMENTS:

      In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2004, borrowings under the line were as follows:

                                                   WEIGHTED        WEIGHTED        NUMBER OF        INTEREST      MAXIMUM AMOUNT
                                                    AVERAGE        AVERAGE           DAYS            EXPENSE     BORROWED DURING
                                                 INTEREST RATE  LOAN BALANCE      OUTSTANDING       INCURRED        THE PERIOD
                                                --------------  --------------  --------------   --------------  ---------------
The Pacific Rim Small Company Series                      1.75% $      441,938               4   $           86  $       477,750
The United Kingdom Small Company Series                   2.51%        237,500               4               66          300,000

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2004.

I.  SECURITIES LENDING:

      As of November 30, 2004, some of the Portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      The cash collateral received by each Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The Japanese Small Company Series and The United Kingdom Small Company Series), and the summary schedules of portfolio holdings (for The Pacific Rim Small Company Series and The Continental Small Company Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE           OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides     DFAITC - since 1993    75 portfolios in 4     Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG      DFAIDG - since 1983    investment companies   Business, University of Chicago.
and DEM.                     DIG - since 1993
Trustee of DFAITC.           DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of    DFAITC - since 1993    75 portfolios in 4     Steven G. Rothmeier Distinguished Service Professor of
DFAIDG, DIG and DEM.         DFAIDG - since 1986    investment companies   Economics, Graduate School of Business, University of
Trustee of DFAITC.           DIG - since 1993 DEM                          Chicago. Senior Vice-President, Lexecon Inc.
1101 E. 58th Street          - since 1993                                  (economics, law, strategy and finance consulting).
Chicago, IL 60637                                                          Formerly, President, Cardean University (division of
Date of Birth: 1/19/39                                                     UNext.com). Member of the Boards of Milwaukee
                                                                           Mutual Insurance Company and UNext.com. Formerly,
                                                                           Trustee, First Prairie Funds (registered investment
                                                                           company). Trustee, Harbor Fund (registered investment
                                                                           company) (13 Portfolios).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE           OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson            DFAITC - since 1993    75 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies   Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                     DIG - since 1993                              (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.           DEM - since 1993                              Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                  consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                            (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                              Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton             DFA ITC - since 2003   75 portfolios in 4     John and Natty McArthur University Professor, Graduate
Director of DFAIDG, DIG      DFA IDG - since 2003   investment companies   School of Business Administration, Harvard University
and DEM.                     DFA DIG - since 2003                          (since 1998). George Fisher Baker Professor of
Trustee of DFAITC.           DEM - since 2003                              Business Administration, Graduate School of Business
Harvard Business School                                                    Administration, Harvard University (1988-1998), Co-
397 Morgan Hall                                                            founder, Chief Science Officer, Integrated Finance
Soldiers Field                                                             Limited (since 2002). Director, MF Risk, Inc. (risk
Boston, MA 02163                                                           managemetnt software) (since 2001). Director, Peninsula
Date of Birth: 7/31/44                                                     Banking Group (bank) (since 2003). Director, Community
                                                                           First Financial Group (bank holding company) (since
                                                                           2003). Formerly, Co-Founder and Principal, Long-Term
                                                                           Capital Management. Director, Vical Incorporated
                                                                           (biopharamceutical product development).

Myron S. Scholes             DFAITC - since 1993    75 portfolios in 4     Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies   University. Managing Partner, Oak Hill Capital
and DEM.                     DIG - since 1993                              Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.           DEM - since 1993                              Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                           Mercantile Exchange. Consultant, Arbor Investors.
Management, Inc.                                                           Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd.                                                         Director, American Century Fund Complex (registered
Suite 220                                                                  investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                       Chicago Mercantile Exchange Holdings Inc..
Date of Birth: 7/01/41

Abbie J. Smith               DFAITC - since 2000    75 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG      DFAIDG - since 2000    investment companies   Graduate School of Business, University of Chicago,
and DEM.                     DIG - since 2000                              Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.           DEM - since 2000                              School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                (office furniture) and Director, Ryder System Inc.
University of Chicago                                                      (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth               DFAITC - since 1993    75 portfolios in 4     Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief    DFAIDG - since 1981    investment companies   Investment Officer and President of Dimensional Fund
Executive Officer, Chief     DIG - since 1992                              Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and       DEM - since 1993                              DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                   Investment Officer and President of DFAITC. Director
and DEM. Chairman, Trustee,                                                of Dimensional Fund Advisors Ltd. and formerly Chief
Chief Executive Officer,                                                   Investment Officer. Director, Chief Investment Officer
Chief Investment Officer                                                   and President of DFA Australia Ltd. Formerly, Director
and President of DFAITC.                                                   of Dimensional Funds PLC. Chairman, Director, Chief
1299 Ocean Avenue                                                          Executive Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                     Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                    Investment Officer positions held starting 1/1/2003
                                                                           except for Dimensional Fund Advisors Canada Inc.,
                                                                           which was from 6/17/2003.)

                                                                           Limited Partner, Oak Hill Partners. Director, University
                                                                           of Chicago Business School. Formerly, Director, SA Funds
                                                                           (registered investment company). Formerly Director,
                                                                           Assante Corporation (investment management) (until
                                                                           2002).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE           OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*          DFAITC - since 1993    75 portfolios in 4     Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of     DFAIDG - since 1981    investment companies   Investment Officer) of Dimensional Fund Advisors Inc.,
DFAIDG, DIG and DEM.         DIG - since 1992                              DFA Securities Inc., DFAIDG, DIG and DEM. Chairman,
Trustee and Chairman of      DEM - since 1993                              Trustee (and prior to 1/1/2003, Chief Investment Officer)
DFAITC.                                                                    of DFAITC. Director and formerly President of
1299 Ocean Avenue                                                          Dimensional Fund Advisors Ltd. Director (and prior to
Santa Monica, CA 90401                                                     1/1/2003, Chief Investment Officer) of DFA Australia
Date of Birth: 9/07/44                                                     Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                           Fund Advisors Canada Inc.

                                                                           Trustee, St. Louis University. Life Trustee and Member of
                                                                           Investment Committee, DePaul University. Director, The
                                                                           German St. Vincent Orphan Home. Member of Investment
                                                                           Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
          AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS

Arthur H. Barlow                       Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                       Since 2001     Vice President and Assistant Secretary of all the DFA Entities, DFA Australia
Vice President and Assistant                          Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Secretary                                             Fund Advisors Canada Inc. Prior to April 2001, legal counsel for Dimensional
Date of Birth: 1/24/67                                (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                       Since 2004     Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Graduate Student at the University of
Date of Birth: 8/20/72                                Chicago (Septempter 2000 to March 2001); and Associate of US Bancorp
                                                      Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                        Since 1996     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                 Since 2004     Vice President of all the DFA Entities. Formerly, Senior Compliance Officer,
Vice President                                        INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004);
Date of Birth: 12/21/65                               Brach Chief, Investment Company and Invesment Advisor Inspections,
                                                      Securities and Exchange Commission (April 1994 to August 2000).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                               State University, Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                        Since 1994     Vice President of all the DFA Entities and DFA Australia Limited. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                     Since 2001     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited. Prior to April 2001, marketing supervisor and marketing
Date of Birth: 3/18/70                                coordinator for Dimensional.

Richard A. Eustice                     Since 1998     Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                          Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Damon S. Fisher                        Since 2004     Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                    Since 2004     Vice President of all DFA Entities. Prior to April 2004, institutional client
Vice President                                        service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                         Since 2001     Vice President of all the DFA Entities. Formerly, Professor and Associate Dean
Vice President                                        of the Leventhal School of Accounting (September 1998 to August 2001) and
Date of Birth: 11/24/61                               Academic Director Master of Business Taxation Program (June 1996 to
                                                      August 2001) at the University of Southern California Marshall School of
                                                      Business.

Henry F. Gray                          Since 2000     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997     Vice President, Controller and Assistant Treasurer of all the DFA Entities,
Vice President, Controller and                        DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly, Assistant
Assistant Treasurer                                   Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                        Since 2004     Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                        Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                           Since 2004     Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                        Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September
Date of Birth: 11/8/73                                1997 to August 2001).

Patrick Keating                        Since 2003     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset
Date of Birth: 12/21/54                               Management, Inc. (October 2000 to December 2002); Director, Assante
                                                      Capital Management (October 2000 to December 2002); President and Chief
                                                      Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                      Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                      Director, Assante Asset Management Ltd. (September 1997 to December 2002);
                                                      President and Chief Executive Officer, Assante Asset Management Ltd.
                                                      (September 1998 to May 2001); Executive Vice President, Loring Ward
                                                      (financial services company) (January 1996 to September 1998).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                    SERVICE                        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004     Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                        Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital Fixed
Date of Birth: 11/7/71                                Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager
Vice President                                        for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard
Date of Birth: 12/12/69                               University (August 1998 to June 2000).

David M. New                           Since 2003     Vice President of all the DFA Entities. Formerly, Client Service Manager of
Vice President                                        Dimensional. Formerly, Director of Research, Wurts and Associates (investment
Date of Birth: 2/9/60                                 consulting firm) (December 2000 to June 2002); and President, Kobe Investment
                                                      Research (August 1999 to November 2000).

Catherine L. Newell                  Vice President   Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary           since 1997     Assistant Secretary of DFA Australia Limited (since February 2002, April 1997
Date of Birth: 5/7/64                and Secretary    and May 2002, respectively). Vice President and Secretary of Dimensional
                                       since 2000     Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc
                                                      (since January 2002). Formerly, Assistant Secretary of all DFA Entities and
                                                      Dimensional Fund Advisors Ltd.

David A. Plecha                        Since 1993     Vice President of all the DFA Entities, DFA Australia Limited and Dimensional
Vice President                                        Fund Advisors Ltd..
Date of Birth: 10/26/61

Eduardo A. Repetto                     Since 2002     Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                        Dimensional (June 2000 to April 2002). Formerly, Research Scientist
Date of Birth: 1/28/67                                (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina                    Since 1993     Vice President, Chief Financial Officer and Treasurer of all the DFA Entities,
Vice President, Chief Financial                       DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June
Officer and Treasurer                                 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund
Date of Birth: 10/12/55                               Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January
                                                      2002).

David E. Schneider                     Since 2001     Vice President of all the DFA Entities. Prior to 2001, Regional Director of
Vice President                                        Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                      Since 2001     Vice President of all the DFA Entities. Director of Dimensional Fund Advisors,
Vice President                                        Ltd. Vice President of DFA Australia Limited. Formerly, Director of
Santa Monica, CA                                      Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*          Since 1988     Executive Vice President of all the DFA Entities and DFA Australia Limited.
Executive Vice President                              Vice President (formerly, Executive Vice President) of Dimensional Fund
Santa Monica, CA                                      Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada
Date of Birth: 12/2/46                                Inc. (since June 2003).

Grady M. Smith                         Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager
Vice President                                        of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July
Date of Birth: 5/26/56                                1995 to June 2001).

Carl G. Snyder                         Since 2000     Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager
Vice President                                        of Dimensional. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 11/10/47

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
          AND ADDRESS                    SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                     Since 2004     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional.
Date of Birth: 3/25/73                                Formerly, Vice President and General Manager of Assante Global Advisors
                                                      (July 2000 to April 2002); Vice President of Assante Asset Management Inc.
                                                      (March 2000 to July 2000); and Private Client Manager at Loring Ward
                                                      Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997     Vice President of all the DFA Entities, DFA Australia Limited, Dimensional
Vice President                                        Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Carol W. Wardlaw                       Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997     Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                        Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001     Vice President of all the DFA Entities. Prior to 2001, Director of Financial
Vice President                                        Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd.
Santa Monica, CA                                      (since October 2003) and President of Dimensional Fund Advisors Canada
Date of Birth: 3/3/45                                 Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period, June 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant's principal executive officer and principal financial officer.

(c) The registrant has not made any amendment to its code of ethics during the covered period.

(d) The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

(f) A copy of the registrant's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees (the "Board") has determined that the registrant has at least one member serving on the registrant's Audit Committee that possess the attributes identified in Item 3 of Form N-CSR to qualify as an "audit committee financial expert."

(a)(2) The names of the audit committee financial experts are Bryan W. Brown, Mark A. Schimbor and Harold M. Shefrin. Each audit committee financial expert has been deemed to be "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES.
For the fiscal years ending June 30, 2005 and June 30, 2004, the aggregate audit fees billed for professional services rendered by the principal accountant were $130,000 and $120,745, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) AUDIT-RELATED FEES.
For the fiscal years ending June 30, 2005 and June 30, 2004, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) TAX FEES.
For the fiscal years ending June 30, 2005 and June 30, 2004, the aggregate tax fees billed for professional services rendered by the principal accountant were $28,000 and $25,180, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) ALL OTHER FEES.
There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2005 and June 30, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.
The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

The committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services). The committee may delegate to one or more of its members the authority to grant pre-approvals. The decisions of any member to whom authority is delegated under this paragraph shall be presented to the full committee at each of its scheduled meetings. Pre-approval for permissible non-audit services is not required if: (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5% of the total amount of revenues paid by the Trust to the auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the committee and approved prior to the completion of the audit by the committee or by one or more members of the committee to whom authority to grant such approvals has been delegated by the committee.

(e)(2) PERCENTAGE OF SERVICES.
One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) There were no non-audit fees billed by the principal accountant for services rendered to the registrant for the fiscal years ending June 30, 2005 and June 30, 2004.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


                                                                   SHARES            VALUE +
                                                                   ------            -------
COMMON STOCKS -- (77.7%)
Industrials -- (21.6%)
     # * A&A Material Corp.                                         123,000          $   185,875
         Advan Co., Ltd.                                             62,300              811,307
         ADVANEX, Inc.                                               78,000              342,112
         Aica Kogyo Co., Ltd.                                       157,000            1,741,530
         Aichi Corp.                                                166,700              882,699
         Aida Engineering, Ltd.                                     113,000              584,202
       # Airtech Japan, Ltd.                                         12,100              121,203
       # Alps Logistics Co., Ltd.                                    35,400              759,488
         Altech Co., Ltd.                                            14,000               96,778
       # Altech Corp.                                                17,050              172,170
         Amano Corp.                                                184,000            2,186,111
         Amatsuji Steel Ball Manufacturing Co., Ltd.                 42,000              508,777
         Ando Corp.                                                 165,000              460,124
         Anest Iwata Corp.                                          100,000              339,045
       * Arai-Gumi, Ltd.                                             34,450               67,836
         Asahi Diamond Industrial Co., Ltd.                         162,000            1,072,528
         Asahi Kogyosha Co., Ltd.                                    48,000              182,784
       # Asahi Pretec Corp.                                          48,000              719,745
       * Asahi Tec Corp.                                            118,000              267,769
       # Asahi Techno Glass Corp.                                   126,000              664,831
         Asanuma Corp.                                              162,000              339,926
         Asia Air Survey Co., Ltd.                                   17,000               67,304
         Asia Securities Printing Co., Ltd.                          36,000              444,864
         Asunaro Construction, Ltd.                                 102,000              628,229
         Ataka Constuction & Engineering Co., Ltd.                   38,000              151,098
         Bando Chemical Industries, Ltd.                            236,000            1,059,596
         Biken Techno Corp.                                           4,200               33,697
       # BSL Corp.                                                  432,140              961,713
         Bunka Shutter Co., Ltd.                                    153,000              824,382
       * Cats, Inc.                                                  15,400                  417
         Central Security Patrols Co., Ltd.                          31,400              260,701
         Chugai Ro Co., Ltd.                                        201,000              515,069
       # Chuo Denki Kogyo Co., Ltd.                                  54,000              308,925
         CKD Corp.                                                  139,000            1,011,810
         Commuture Corp.                                             97,202              761,294
       # Cosel Co., Ltd.                                             45,500            1,322,035
         CTI Engineering Co., Ltd.                                   38,200              328,007
         Dai-Dan Co., Ltd.                                          102,000              612,018
       * Daido Metal Co., Ltd.                                       49,000              367,183

         Daifuku Co., Ltd.                                          249,000            2,348,060
         Daihen Corp.                                               292,000              731,214
         Daiho Corp.                                                125,000              327,543
         Dai-Ichi Jitsugyo Co., Ltd.                                119,000              451,214
         Daimei Telecom Engineering Corp.                            84,000              785,558
         Daiseki Co., Ltd.                                           51,000              748,589
     # * Daisue Construction Co., Ltd.                              151,500              160,757
         Daiwa Industries, Ltd.                                     101,000              593,800
       # Danto Corp.                                                 62,000              229,690
       # Densei-Lambda KK                                            34,584              503,460
         Denyo Co., Ltd.                                             56,000              479,856
         DMW Corp.                                                    1,600               64,962
         Eikoh, Inc.                                                 12,100              116,776
     # * Enshu, Ltd.                                                 96,000              287,518
     # * Fudo Construction Co., Ltd.                                346,200              635,082
       * Fujita Corp.                                               365,100              344,847
       # Fujitec Co., Ltd.                                          203,000            1,045,948
         Fujitsu Devices, Inc.                                       51,000              648,468
         Fukuda Corp.                                                96,000              618,688
         Fukusima Industries Corp.                                   20,000              262,814
     # * Furukawa Co., Ltd.                                         908,000            1,148,283
       * Furusato Industries, Ltd.                                   15,000              164,401
         Hakuyosha Co., Ltd.                                         57,000              177,263
         Haltec Corp.                                                32,000               64,600
       * Hamai Co., Ltd.                                             22,000               36,327
         Hanwa Co., Ltd.                                            484,000            1,646,456
       * Hazama Corp.                                               152,500              339,492
         Hibiya Engineering, Ltd.                                    84,000              794,148
       # Hisaka Works, Ltd.                                          41,000              376,868
         Hitachi Kiden Kogyo, Ltd.                                   27,000              119,828
         Hitachi Metals Techno, Ltd.                                 13,000               43,941
         Hitachi Plant Engineering & Construction Co., Ltd.         260,000            1,254,985
         Hitachi Tool Engineering, Ltd.                              55,000              614,677
         Hitachi Transport System, Ltd.                              75,000              650,041
     # * Hitachi Zosen Corp.                                      1,147,500            1,485,668
         Hokuriku Electrical Construction Co., Ltd.                  36,000              135,831
     # * Hosokawa Micron Corp.                                       78,000              611,285
     # * Howa Machinery, Ltd.                                       235,000              290,463
       * Ichiken Co., Ltd.                                           48,000               83,608
         Iino Kaiun Kaisha, Ltd.                                    263,000            1,259,837
         i-Logistics Corp.                                           52,000              175,624
         Inaba Denki Sangyo Co., Ltd.                                58,400            1,731,783
         Inabata and Co., Ltd., Osaka                               126,000            1,020,333
         Inui Steamship Co., Ltd.                                    68,000              299,959
       # Iseki & Co., Ltd.                                          498,000            1,217,027
     # * Ishikawa Seisakusho, Ltd.                                   75,000              129,178
         Ishikawajima Construction Materials Co., Ltd.               18,000               49,483
         Ishikawajima Transport Machinery Co., Ltd.                  30,000               78,602
       # Itoki Crebio Corp.                                          78,000              479,652
         Iwasaki Electric Co., Ltd.                                 183,000              741,310
       # Iwatani International Corp.                                566,000            1,431,512
     # * J Bridge Corp.                                              85,000            1,315,411

       # Jalux, Inc.                                                 24,500              435,467
         Jamco Corp.                                                 49,000              312,926
       * Japan Bridge Corp.                                          31,000               41,032
         Japan Cash Machine Co., Ltd.                                67,215            1,412,733
         Japan Foundation Engineering Co., Ltd.                      62,000              354,023
         Japan Maintenance Co., Ltd.                                 40,800              473,142
       # Japan Pulp and Paper Co., Ltd.                             325,000            1,059,953
         Japan Servo Co., Ltd.                                       51,000              140,787
         Japan Steel Tower Co., Ltd.                                 44,000              223,668
       # Japan Steel Works, Ltd.                                    846,000            2,290,108
     # * Japan Storage Battery Co., Ltd.                            529,000            1,102,739
       # Japan Transcity Corp.                                      137,000              545,777
       * JFE Shoji Holdings, Inc.                                   379,000            1,296,345
       * Kamagai Gumi Co., Ltd.                                     210,800              568,355
         Kamei Corp.                                                 89,000              948,539
         Kanaden Corp.                                               66,000              380,951
       # Kanagawa Chuo Kotsu Co., Ltd.                              134,000              695,657
         Kanamoto Co., Ltd.                                          66,000              407,224
     # * Kanematsu Corp.                                            921,500            1,195,986
       * Kanematsu-NNK Corp.                                         60,000              111,491
       # Katakura Industries Co., Ltd.                               72,000            1,064,166
       # Kato Works Co., Ltd.                                       109,000              289,772
       * Katsumura Construction Co., Ltd.                            48,600               55,929
         Kawada Industries, Inc.                                    102,000              252,235
         Kawasho Gecoss Corp.                                        73,100              444,915
       # Keihin Co., Ltd.                                           178,000              548,253
       * Kimmon Manufacturing Co., Ltd.                              41,000              101,690
     # * Kimura Chemical Plants Co., Ltd.                            27,000               91,901
         Kinki Sharyo Co., Ltd., Nagaokakyo                         150,000              409,135
       * Kinsho Corp.                                                21,000               66,856
       * Kintetsu World Express, Inc.                                38,000              738,720
         Kioritz Corp.                                              143,000              377,902
       # Kitagawa Iron Works Co., Ltd.                              150,000              308,147
         Kitano Construction Corp.                                  162,000              468,003
         Kitazawa Sangyo Co., Ltd.                                   17,500               51,252
       # Kitz Corp.                                                 268,000            1,274,622
         Kodensha Co., Ltd.                                          14,000               44,285
         Koekisha Co., Ltd.                                           9,600              206,974
         Koike Sanso Kogyo Co., Ltd.                                 71,000              194,441
         Koito Industries, Ltd.                                      92,000              402,167
       * Kokusai Kogyo Co., Ltd.                                     60,000              188,802
         Komai Tekko, Inc.                                           74,000              219,335
         Kondotec, Inc.                                              30,000              259,883
         Kosaido Co., Ltd.                                           55,700              444,073
         Kuroda Electric Co., Ltd.                                   71,300            1,670,653
         Kyodo Printing Co., Ltd.                                   188,000              822,664
         Kyoei Sangyo Co., Ltd.                                      44,000              141,994
         Kyokuto Boeki Kaisha, Ltd.                                  36,000              116,060
         Kyokuto Kaihatsu Kogyo Co., Ltd.                            63,400              797,131
         Kyosan Electric Manufacturing Co., Ltd.                    119,000              416,913
         Kyowa Exeo Corp.                                           201,000            1,768,739
         Kyudenko Corp.                                             182,000            1,099,199

         Link Consulting Associates - Japan Corp.                    24,300               93,743
       * Lonseal Corp.                                               69,000               98,007
         Maeda Corp.                                                358,000            1,925,396
         Maeda Road Construction Co., Ltd.                          220,000            1,566,908
         Maezawa Industries, Inc.                                    38,100              212,868
         Maezawa Kaisei Industries Co., Ltd.                         33,800              629,209
       # Makino Milling Machine Co., Ltd.                           193,000            1,121,551
         Marubeni Construction Material Lease Co., Ltd.              54,000              124,209
         Maruwn Corp.                                                44,000              159,776
       # Maruyama Manufacturing Co., Inc.                           108,000              602,889
         Maruzen Showa Unyu Co., Ltd.                               205,000              707,825
         Matsuda Sangyo Co., Ltd.                                    41,500              368,774
         Matsui Construction Co., Ltd.                               61,600              268,394
     # * Matsuo Bridge Co., Ltd.                                     37,000               72,743
         Max Co., Ltd.                                              126,000            1,448,621
       # Meidensha Corp.                                            533,050            1,275,662
     # * Meiji Machine Co., Ltd.                                     90,000              111,956
         Meiji Shipping Co., Ltd.                                    58,000              213,413
       * Meisei Industrial Co., Ltd.                                 29,000              101,856
         Meito Transportation Co., Ltd.                              22,000              193,910
       * Meiwa Trading Co., Ltd.                                     55,000              149,245
         Mirai Group Co., Ltd.                                       49,000              104,870
     # * Mitsubishi Cable Industries, Ltd.                          330,000              376,566
     # * Mitsubishi Kakoki Kaisha, Ltd.                             149,000              280,311
         Mitsubishi Pencil Co., Ltd.                                 70,000              690,479
         Mitsuboshi Belting, Ltd.                                   190,000            1,195,669
     # * Mitsui Matsushima Co., Ltd.                                117,000              220,273
         Mitsui-Soko Co., Ltd.                                      307,000            1,096,261
         Mitsumura Printing Co., Ltd.                                73,000              457,242
         Miura Co., Ltd.                                             92,900            1,889,839
         Miura Printing Corp.                                        19,000               68,542
       # Miyaji Engineering Group                                   120,000              267,769
       # Mori Seiki Co., Ltd.                                       191,400            2,016,152
         Morita Corp.                                               100,000              557,949
         Moshi Moshi Hotline, Inc.                                   12,200            1,164,541
         Mystar Engineering Corp.                                    15,600               91,948
         Nabtesco Corp.                                             285,000            1,921,564
         NAC Co., Ltd.                                               25,100              432,449
       # Nachi-Fujikoshi Corp.                                      553,000            1,876,042
       * Nakano Corp.                                                49,000              116,122
         NEC System Integration & Construction, Ltd.                 94,100              844,711
         Nichias Corp.                                              296,000            1,347,189
         Nichiban Co., Ltd.                                          75,000              289,999
         Nichiha Corp.                                               75,080            1,066,071
         Nichireki Co., Ltd.                                         65,000              241,710
       * Nihon Spindle Manufacturing Co., Ltd.                       56,000              125,789
         Nikkiso Co., Ltd.                                          151,000              914,602
       # Nikko Co., Ltd., Akashi                                     66,000              230,173
         Nippei Toyama Corp.                                         80,000              232,306
         Nippo Corp.                                                256,000            1,769,474
       # Nippon Carbon Co., Ltd.                                    242,000              439,665
         Nippon Chutetsukan KK                                       44,000               94,582

     # * Nippon Conveyor Co., Ltd.                                   43,000               55,783
         Nippon Densetsu Kogyo Co., Ltd.                            134,000              835,719
         Nippon Denwa Shisetu Co., Ltd.                             121,000              484,161
         Nippon Hume Corp.                                           43,000              127,108
       # Nippon Jogesuido Sekkei Co., Ltd.                              175              233,214
         Nippon Kanzai Co., Ltd.                                     42,300              906,430
       # Nippon Koei Co., Ltd., Tokyo                               190,000              673,365
         Nippon Konpo Unyu Soko Co., Ltd.                           167,000            1,794,621
         Nippon Road Co., Ltd.                                      208,000              487,510
         Nippon Seisen Co., Ltd.                                     39,000              145,039
         Nippon Sharyo, Ltd.                                        322,000              752,486
         Nippon Signal Co., Ltd.                                    140,000              846,646
       # Nippon Thompson Co., Ltd.                                  171,000            1,159,184
         Nippon Tungsten Co., Ltd.                                   44,000              120,040
       # Nippon Yusoki Co., Ltd.                                     71,000              259,435
         Nishimatsu Construction Co., Ltd.                          238,000              856,416
         Nishishiba Electric Co., Ltd.                               28,000               52,323
         Nissan Diesel Motor Co., Ltd.                               64,000              250,425
         Nissei Corp.                                                65,700              674,266
         Nissei Plastic Industrial Co., Ltd.                         46,000              351,260
         Nissha Printing Co., Ltd.                                  102,000            1,751,849
       # Nisshin Fudosan Co., Ltd.                                   40,600              474,091
     # * Nissho Iwai-Nichmen Holdings Corp.                         347,100            1,483,096
         Nissin Corp.                                               248,000              768,057
         Nissin Electric Co., Ltd.                                  223,000              750,887
         Nitchitsu Co., Ltd.                                         14,000               30,458
         Nitta Corp.                                                 64,100              906,716
         Nittan Co., Ltd.                                            23,000               81,520
         Nitto Boseki Co., Ltd.                                     560,000            1,160,562
         Nitto Electric Works, Ltd.                                  95,500            1,228,419
         Nitto Kohki Co., Ltd.                                       47,600              874,575
         Nitto Seiko Co., Ltd.                                       56,000              162,855
       * Nittoc Construction Co., Ltd.                               61,000              148,745
         Nomura Co., Ltd.                                           122,000              496,796
         Noritz Corp.                                               114,000            1,799,060
         Obayashi Road Corp.                                         65,000              148,353
         Odakyu Construction Co., Ltd.                               29,000               79,945
     # * Ohmori Co., Ltd.                                            18,400               13,382
         Oiles Corp.                                                 44,800              897,933
         Okabe Co., Ltd.                                             46,000              333,629
       * Okamoto Machine Tool Works, Ltd.                            75,000              209,079
         Okamura Corp.                                              257,000            1,883,013
       # Oki Electric Cable Co., Ltd.                                76,000              264,842
     # * OKK Corp.                                                  138,000              272,679
         Okuma and Howa Machinery, Ltd.                              96,000              334,606
       # Okuma Corp.                                                303,000            1,818,774
       # O-M, Ltd.                                                   46,000              114,302
         Onoken Co., Ltd.                                            42,000              594,148
         Organo Corp.                                               113,000              558,506
         Oriental Construction Co., Ltd.                             51,900              238,385
         Original Engineering Consultants Co., Ltd.                   9,000               39,357
         Oyo Corp.                                                   62,000              643,157

         P.S. Mitsubishi Construction Co., Ltd.                      58,300              224,919
       * Pasco Corp.                                                135,500              328,238
         Patlite Corp.                                               21,340              450,896
       * Penta-Ocean Construction Co., Ltd.                         887,000            1,325,527
     # * PIA Corp.                                                   17,200              343,632
         Pilot Corp.                                                     83              339,412
         Raito Kogyo Co., Ltd.                                      110,600              442,460
       # Rasa Industries, Ltd.                                      146,000              489,603
         Rheon Automatic Machinery Co., Ltd.                         40,000              136,697
         Riken Electric Wire Co., Ltd.                               20,000               35,984
         Ryobi, Ltd.                                                390,000            1,609,553
       * Saeki Kensetsu Kogyo Co., Ltd.                              71,000              103,862
       * Sailor Pen Co., Ltd.                                        74,000              171,166
       # Sakai Heavy Industries, Ltd.                                60,000              157,381
       * Sakurada Co., Ltd.                                          38,000               57,413
       # Sanix, Inc.                                                 73,400              691,229
         Sanki Engineering Co., Ltd.                                172,000            1,220,544
         Sanko Metal Industrial Co., Ltd., Tokyo                     54,000              114,410
       # Sankyu, Inc., Tokyo                                        628,000            1,863,490
         Sanritsu Corp.                                               5,400               61,951
         Sanyo Denki Co., Ltd.                                      133,000              634,838
         Sanyo Engineering & Construction, Inc.                      48,000              303,311
         Sanyo Industries, Ltd., Tokyo                               48,000              139,361
     # * Sasebo Heavy Industries Co., Ltd., Tokyo                   362,000              660,429
       * Sata Construction Co., Ltd., Gumma                          61,000               72,770
       # Sato Corp.                                                  71,600            1,596,347
         Sato Shoji Corp.                                            42,000              391,020
         Sawafugji Electric Co., Ltd.                                31,000               86,301
         Secom Joshinetsu Co., Ltd.                                  29,200              659,905
         Secom Techno Service Co., Ltd.                              29,000              937,294
         Seibu Electric Industry Co., Ltd.                           46,000              247,991
         Seika Corp.                                                179,000              381,430
       * Seikitokyu Kogyo Co., Ltd.                                  86,000              100,107
         Sekisui Jushi Co., Ltd.                                     97,000              640,883
         Senko Co., Ltd.                                            226,000              793,865
         Senshu Electric Co., Ltd.                                   21,300              337,194
       # Shibaura Mechatronics Corp.                                105,000              946,344
         Shibusawa Warehouse Co., Ltd.                              140,000              396,153
         Shibuya Kogyo Co., Ltd.                                     54,000              445,283
         Shin Nippon Air Technologies Co., Ltd.                      52,680              372,536
         Shin-Keisei Electric Railway Co., Ltd.                      97,000              348,558
       # Shinko Electric Co., Ltd.                                  284,000              781,322
         Shin-Kobe Electric Machinery Co., Ltd.                      97,000              516,497
         Shinmaywa Industries, Ltd.                                 264,000            1,433,191
       # Shinsho Corp.                                              139,000              357,199
       # Shinwa Kaiun Kaisha, Ltd.                                  359,000              997,702
       * Shiraishi Corp.                                             25,000               43,808
         Sho-Bond Corp.                                              54,900              493,932
       # Shoko Co., Ltd.                                            234,000              406,617
       # Showa Electric Wire & Cable Co., Ltd., Kawasaki            424,000              524,420
         Showa Mining Co., Ltd.                                      66,000              222,131
         Sintokogio, Ltd., Nagoya                                   116,000              892,446

         Soda Nikka Co., Ltd.                                        35,000              121,750
         Sodick Co., Ltd.                                            97,000              897,663
         Space Co., Ltd.                                             29,180              347,732
         Sugimoto & Co., Ltd.                                        20,500              283,633
       * Sumitomo Coal Mining Co., Ltd.                             281,500              314,530
         Sumitomo Densetsu Co., Ltd.                                 69,800              293,492
     # * Sumitomo Mitsui Construction Co., Ltd.                     629,600              497,504
         Sumitomo Precision Products Co., Ltd., Amagasaki City       84,000              356,890
       # Sumitomo Warehouse Co., Ltd.                               311,000            1,679,042
         Sun Wave Corp.                                              96,000              286,382
         Tadano, Ltd.                                               286,000            1,506,338
         Taihei Dengyo Kaisha, Ltd.                                  97,000              594,765
       * Taihei Kogyo Co., Ltd.                                     151,000              438,831
       * Taiheiyo Kouhatsu, Inc.                                     90,000              148,765
         Taiho Kogyo Co., Ltd.                                       50,400              519,224
         Taikisha, Ltd.                                              97,000            1,334,225
         Taisei Rotec Corp.                                         185,000              389,326
         Takada Kiko Co., Ltd.                                       44,000              291,213
       # Takamatsu Corp.                                             43,700            1,460,726
         Takano Co., Ltd.                                            34,400              504,526
         Takaoka Electric Manufacturing Co., Ltd., Tokyo            194,000              373,196
         Takara Printing Co., Ltd.                                   17,050              146,194
         Takara Standard Co., Ltd.                                   46,000              285,440
         Takasago Thermal Engineering Co., Ltd.                     189,000            1,288,631
       # Takashima & Co., Ltd.                                       90,000              224,232
         Takigami Steel Construction Co., Ltd.                       50,000              311,616
       # Takuma Co., Ltd.                                           195,000            1,383,026
         Tanseisha Co., Ltd.                                         26,000              103,758
         Tatsuta Electric Wire & Cable Co., Ltd.                    137,000              295,634
     # * TC Properties Co., Ltd.                                    579,000                    0
       # TCM Corp.                                                  176,000              396,771
         Techno Ryowa, Ltd.                                          32,200              222,755
         Tekken Corp.                                               336,000              610,280
         Teraoka Seisakusho Co., Ltd.                                37,000              339,100
         Tetra Co., Ltd., Tokyo                                      64,000              230,553
         Toa Corp.                                                  440,000              890,650
       # Toa Doro Kogyo Co., Ltd.                                   110,000              374,466
     # * Tobishima Corp.                                            182,500              190,068
         Tocalo Co., Ltd.                                            39,000              797,962
         Todentu Corp.                                               57,000              225,411
         Toenec Corp.                                               218,000              961,261
         Tohoku Telecommunications Construction Co., Ltd.            42,000              341,164
         Tokai Konetsu Kogyo Co., Ltd.                               15,000               58,672
       * Tokai Lease Co., Ltd.                                       18,000               48,158
       # Tokimec, Inc.                                              152,000              303,763
         Toko Electric Corp.                                         72,000              293,381
         Tokyo Biso Kogyo Corp.                                      19,000              275,414
         Tokyo Energy & Systems, Inc.                                77,000              413,899
       # Tokyo Kikai Seisakusho, Ltd.                               172,000              485,767
       # Tokyo Leasing Co., Ltd.                                    142,500            1,984,585
         Tokyo Sangyo Co., Ltd.                                      36,500              126,358
         Toli Corp.                                                 173,000              486,611

         Tomoe Corp.                                                 84,000              298,044
         Tonami Transportation Co., Ltd.                            210,000              683,209
       # Torishima Pump Manufacturing Co., Ltd., Osaka               62,000              388,255
       # Toshiba Machine Co., Ltd.                                  366,000            2,059,142
         Toshiba Plant Kensetsu Co., Ltd.                           221,000            1,014,180
         Tosho Printing Co., Ltd.                                   156,000              572,389
         Totetsu Kogyo Co., Ltd.                                     73,000              368,167
         Toyo Bussan Co., Ltd.                                       36,300              369,680
     # * Toyo Construction Co., Ltd.                                541,000              636,777
       # Toyo Electric Co., Ltd.                                     91,000              358,143
       # Toyo Engineering Corp.                                     473,000            1,473,611
     # * Toyo Shutter Co., Ltd.                                      77,000              101,924
         Toyo Wharf & Warehouse Co., Ltd.                           150,000              342,628
         Trusco Nakayama Corp.                                       75,500            1,496,150
         Tsubaki Nakashima Co., Ltd.                                112,000            1,399,428
         Tsubakimoto Chain Co.                                      435,000            2,023,298
         Tsubakimoto Kogyo Co., Ltd.                                 44,000              139,466
         Tsudakoma Corp.                                            124,000              349,483
       # Tsugami Corp.                                              188,000              903,769
         Tsukishima Kikai Co., Ltd.                                 102,000              878,631
         Tsurumi Manufacturing Co., Ltd.                             53,000              447,777
         Tsuzuki Denki Co., Ltd.                                     36,000              137,807
         Uchida Yoko Co., Ltd.                                      101,000              469,319
         Ueki Corp.                                                  47,000              117,777
       # Union Tool Co.                                              48,500            1,374,417
         Utoc Corp.                                                  68,000              191,987
     # * Venture Link Co., Ltd.                                     124,700              262,669
       # Wakachiku Construction Co., Ltd.                           251,000              509,503
         Watabe Wedding Corp.                                        18,900              320,150
         Weathernews, Inc.                                           15,800              107,543
         Yahagi Construction Co., Ltd.                               75,000              311,552
       # Yamato Corp.                                                50,000              247,028
         Yamaura Corp.                                               19,000               51,319
         Yamazen Co., Ltd.                                          205,000              868,801
         Yasuda Warehouse Co., Ltd.                                  61,000              463,546
         Yokogawa Bridge Corp.                                       98,400              574,677
         Yondenko Corp.                                              80,800              448,751
       * Yuasa Trading Co., Ltd.                                    376,000              595,777
         Yuken Kogyo Co., Ltd.                                       83,000              242,516
         Yurtec Corp.                                               179,000            1,024,780
       # Yushin Precision Equipment Co., Ltd.                        30,640              545,898
       * Z- Plus Holdings Co., Ltd.                                  52,000              154,549
                                                                                ----------------
Total Industrials
(Cost $229,832,084)                                                                  227,736,039
                                                                                ----------------

Consumer Discretionary -- (17.3%)
         ABILIT Corp.                                                38,000            1,404,174
       # Aeon Fantasy Co., Ltd.                                      27,300              628,857
       # Ahresty Corp.                                               38,200              648,028
         Aichi Machine Industry Co., Ltd.                           189,000              822,799
         Aigan Co., Ltd.                                             33,500              306,948
         Aisan Industry Co., Ltd.                                   121,800            1,193,389

       # Akebono Brake Industry Co., Ltd.                           215,000            1,382,388
       * Akindo Sushiro Co., Ltd.                                     4,900              127,243
       # Alpine Electronics, Inc.                                   133,400            1,933,409
       # Anrakutei Co., Ltd.                                         39,000              276,108
         AOI Advertising Promotion, Inc.                             21,000              160,805
         Aoki International Co., Ltd.                               100,800            1,246,028
         Araya Industrial Co., Ltd.                                 112,000              268,898
         Ashimori Industry Co., Ltd.                                109,000              287,061
         Asics Corp.                                                479,000            2,178,011
         Asics Trading Co., Ltd.                                     12,000              144,168
       # Atom Corp.                                                  16,600               89,204
       # Atsugi Co., Ltd.                                           410,000              517,997
         Aucnet, Inc.                                                18,500              357,794
         Autoseven Co., Inc.                                          7,600               93,215
       # Avex, Inc.                                                  98,900            1,379,877
         Banpresto Co., Ltd.                                         17,100              337,835
       # Belluna Co.,  Ltd.                                          56,980            1,675,251
       # Best Denki Co., Ltd.                                       276,000            1,089,280
     # * Bookoff Corp.                                               28,000              689,529
         Cabin Co., Ltd.                                             86,000              321,689
       * Catena Corp.                                                46,000               96,460
     # * Cecile Co., Ltd.                                            89,400              792,046
         Chiyoda Co., Ltd.                                           94,500            1,547,065
         Chofu Seisakusho Co., Ltd.                                  54,500            1,114,186
       * Chori Co., Ltd.                                            405,000              810,341
         Chuo Spring Co., Ltd., Nagoya                              137,000              572,887
         Chuo Woollen Mills, Ltd.                                    24,000               55,025
       * Clarion Co., Ltd.                                          640,000            1,072,161
         Cleanup Corp.                                               90,000              869,196
         Colowide Co., Ltd.                                          55,500              418,828
     # * Columbia Music Entertainment, Inc.                         409,000              440,701
       # Copal Co., Ltd.                                             66,900              763,786
         Corona Corp.                                                68,900            1,040,014
       # Culture Convenience Club Co., Ltd.                         112,200            2,432,071
         Cybozu, Inc.                                                   184              211,604
       # D&M Holdings, Inc.                                         162,000              359,512
         Daido Kogyo Co., Ltd.                                       85,000              226,208
       # Daidoh, Ltd.                                                83,000              882,174
     # * Daiei, Inc.                                                 24,950              388,849
         Daiki Co., Ltd.                                             49,900              449,000
       * Daikyo, Inc.                                               580,000            1,481,561
         Dainichi Co., Ltd.                                          37,700              311,859
         Daisyo Corp.                                                53,200              641,599
       * Daito Woolen Spinning & Weaving Co., Ltd., Tokyo            42,000               56,504
     # * Daiwa Seiko, Inc.                                          343,000              568,488
         Daiwabo Co., Ltd.                                          272,000              421,831
         Denny's Japan Co., Ltd.                                     67,000            1,191,117
         Descente, Ltd.                                             164,000              604,286
       * Dia Kensetsu Co., Ltd.                                     141,200              222,530
       # Doshisha Co., Ltd.                                          25,800              881,339
       # Doutor Coffee Co., Ltd.                                     47,900              825,950
         Dynic Corp.                                                 66,000              212,001

         Eagle Industry Co., Ltd.                                    93,000              644,340
       * Econach Co., Ltd.                                           26,000               13,839
         Exedy Corp.                                                114,000            2,003,469
         F.D.C. Products, Inc.                                       21,190              320,594
         Fine Sinter Co., Ltd.                                       31,000              119,490
       # France Bed Holdings Co., Ltd.                              530,000            1,300,932
       # Fuji Co.,Ltd.                                               76,100            1,318,718
       # Fuji Corp, Ltd.                                             56,000              303,300
         Fuji Kiko Co., Ltd.                                        102,000              395,462
         Fuji Kyuko Co., Ltd.                                       251,000              873,869
       * Fuji Spinning Co., Ltd., Tokyo                             163,000              192,911
         Fujikura Rubber, Ltd.                                       34,000              224,122
       # Fujita Kanko, Inc.                                         254,000            1,245,521
         Fujitsu Business Systems, Ltd.                              54,800              826,647
     # * Fujitsu General, Ltd.                                      236,000              822,345
     # * Furukawa Battery Co., Ltd.                                  45,000              107,553
         Fuso Lexel, Inc.                                            35,500              283,075
         Gakken Co., Ltd.                                           247,000              647,525
       # Genki Sushi Co., Ltd.                                       17,200              201,957
       # Gigas K's Denki Corp.                                       44,144              916,789
         Global-Dining, Inc.                                          6,200               43,192
     # * Goldwin, Inc.                                              117,000              278,616
         Gourmet Kineya Co., Ltd.                                    47,000              391,892
       * GSI Creos Corp.                                            120,000              279,886
       * H.I.S. Co., Ltd.                                            39,400              846,387
       # Happinet Corp.                                              25,100              514,721
         Haruyama Trading Co., Ltd.                                  33,100              481,433
         Himaraya Co., Ltd.                                           3,500               20,645
         Hitachi Koki Co., Ltd.                                     205,000            1,919,343
         Hitachi Powdered Metal Co., Ltd.                            62,000              435,145
       # Homac Corp.                                                 97,100            1,029,772
         Horipro, Inc.                                               23,400              225,895
       * Ichida and Co., Ltd.                                        23,400               37,322
         Ichikawa Co., Ltd.                                          49,000              194,109
       # Ichikoh Industries, Ltd.                                   163,000              426,033
         Imasen Electric Industrial Co., Ltd.                        23,500              166,551
       # Impact 21 Co., Ltd.                                         41,500            1,015,377
     # * Impress Corp.                                                  257              246,883
         Inaba Seisa Kusho Co., Ltd.                                 38,600              649,845
         Ishizuka Glass Co., Ltd.                                    49,000              135,171
       * Izuhakone Railway Co., Ltd.                                    300               14,606
     # * Izutsuya Co., Ltd.                                         166,000              249,453
     # * Jac Holdings Co., Ltd.                                     170,800              255,781
     # * Janome Sewing Machine Co., Ltd.                            320,000              392,873
       # Japan Kenzai Co., Ltd.                                      60,240              426,562
       # Japan Vilene Co., Ltd.                                     143,000              851,144
         Japan Wool Textile Co., Ltd.                               202,000            1,329,337
         Jeans Mate Corp.                                            15,540              180,908
         Joban Kosan Co., Ltd.                                      193,000              342,249
       # Joint Corp.                                                 40,200            1,507,300
       # Joshin Denki Co., Ltd.                                     147,000              701,347
         Juel Verite Ohkubo Co., Ltd                                 24,000               60,766

     # * Jujiya Co., Ltd.                                           442,000              289,683
         Juki Corp.                                                 247,000              972,027
       * Jyomo Co., Ltd.                                             48,000              109,964
         Kabuki-Za Co., Ltd.                                         25,000            1,012,505
         Kadokawa Holdings, Inc.                                     27,000              939,145
         Kahma Co., Ltd.                                             69,300            1,074,629
         Kanto Auto Works, Ltd., Yokosuka                           148,900            1,758,468
         Kasai Kogyo Co., Ltd.                                       79,000              279,017
         Kato Sangyo Co., Ltd.                                       86,300            1,322,734
       * Kawai Musical Instruments Manufacturing Co., Ltd.          144,000              279,395
     # * Kawashima Textile Manufacturers, Ltd.                      175,000              268,414
         Kayaba Industry Co., Ltd.                                  496,000            1,644,956
         Keiiyu Co., Ltd.                                            22,100              262,500
     # * Keiyo Co., Ltd.                                            139,900              523,554
         Kentucky Fried Chicken Japan, Ltd.                          55,000            1,030,709
       # Kenwood Corp.                                              692,000            1,184,166
       # Kinki Nippon Tourist Co., Ltd.                             196,000              513,966
       # Kinugawa Rubber Industrial Co., Ltd.                       139,000              304,351
       # Kisoji Co., Ltd.                                            52,600              826,012
       # Kohnan Shoji Co., Ltd.                                      47,500              622,667
       # Kojima Co., Ltd.                                            83,000            1,095,293
         Komatsu Seiren Co., Ltd.                                    80,000              419,858
         Konaka Co., Ltd.                                            49,300              620,943
       # Konami Sports Corp.                                         64,000            1,042,824
         Kurabo Industries, Ltd.                                    554,000            1,373,581
         Kuroganeya Co., Ltd.                                        14,000               54,883
       # Kyoritsu Maintenance Co., Ltd.                              22,300              459,361
       # Kyoto Kimono Yuzen Co., Ltd.                                   187              484,944
         Kyowa Leather Cloth Co., Ltd.                               38,800              239,702
       # Laox Co., Ltd.                                             144,000              469,568
       * Look, Inc.                                                  50,000              147,567
         Maezawa Kyuso Industries Co., Ltd.                          29,800              455,892
     # * Magara Construction Co., Ltd.                               61,000               77,374
       * Mamiya-Op Co., Ltd.                                         58,000              144,765
         Marche Corp.                                                10,700               94,565
         Mars Engineering Corp.                                      46,700            1,186,116
         Marubeni Telecom Co., Ltd.                                     117              134,566
         Maruei Department Store Co., Ltd.                           72,000              198,350
     # * Maruzen Co., Ltd.                                          208,000              395,050
         Maruzen Co., Ltd. - General Commercial Kitchen
           Appliances & Equipment                                    30,000              198,161
       # Matsuya Co., Ltd.                                          120,000              949,673
         Matsuya Foods Co., Ltd.                                     39,500              793,551
       # Matsuzakaya Co., Ltd.                                      386,077            1,844,237
         Meiwa Industry Co., Ltd.                                    15,000               56,799
     # * Misawa Homes Holdings, Inc.                                 57,990            2,162,872
       # Misawa Resort Co., Ltd.                                    113,000              469,157
         Mitsuba Corp.                                              101,690              950,571
         Mitsui Home Co., Ltd.                                      137,000              672,343
         Miyuki Keori Co., Ltd.                                      73,000              278,642
         Mizuno Corp.                                               299,000            1,446,684
         MOS Food Services, Inc.                                     72,000            1,056,374
       # MR Max Corp.                                                73,900              291,898

         Mutow Co., Ltd.                                             38,000              182,418
       * Naigai Co., Ltd.                                           109,000              134,901
         Nichimo Co., Ltd.                                           54,000              142,027
       * Nichimo Corp.                                              204,000              282,247
         Nidec Tosok Corp.                                           31,700              376,355
         Nihon Eslead Corp.                                          34,248              801,363
       * Nihon Kentetsu Co., Ltd.                                    27,000               67,464
         Nihon Tokushu Toryo Co., Ltd.                               44,000              300,624
         Nikko Travel Co., Ltd.                                      12,200               64,119
         Nippon Felt Co., Ltd.                                       56,000              287,650
       # Nippon Piston Ring Co., Ltd.                               168,000              396,283
         Nippon Seiki Co., Ltd.                                     130,000            1,781,263
         Nishimatsuya Chain Co., Ltd.                                49,500            1,321,062
         Nissen Co., Ltd.                                            64,800              794,244
         Nissin Kogyo Co., Ltd.                                      48,500            1,791,437
       # Nittan Valve Co., Ltd.                                      58,000              447,332
         Nitto Seimo Co., Ltd.                                       32,000               77,347
         Noritake Co., Ltd.                                         351,000            1,520,588
       # Noritsu Koki Co., Ltd.                                      74,900            1,407,069
       * Omikenshi Co., Ltd.                                         78,000               87,031
       * Orient Watch Co., Ltd.                                      12,000                4,436
         Pacific Industrial Co., Ltd.                               116,000              525,506
         Parco Co., Ltd.                                            172,000            1,240,661
       # Pentax Corp.                                               279,000              908,702
         Piolax, Inc.                                                27,300              564,627
         Press Kogyo Co., Ltd.                                      237,000              764,465
       * Renown D'urban Holdings, Inc.                               82,800              770,953
       # Resorttrust, Inc.                                           64,700            1,812,024
         Rhythm Watch Co., Ltd.                                     344,000              680,995
         Right On Co., Ltd.                                          52,600            1,895,191
         Riken Corp.                                                234,000            1,247,607
         Ringer Hut Co., Ltd.                                        46,400              506,185
         Roland Corp.                                                56,400              962,250
       # Roland DG Corp.                                             39,300              849,611
         Royal Co., Ltd.                                             88,000            1,026,541
       # Sagami Chain Co., Ltd.                                      44,000              396,252
         Sagami Co., Ltd.                                            66,000              256,085
         Sagami Rubber Industries Co., Ltd.                          15,000               44,123
       * Saint Marc Co., Ltd.                                        12,700              535,107
       # Saizeriya Co., Ltd.                                        114,400            1,420,451
       # Sakai Ovex Co., Ltd.                                       124,000              256,618
       # Sanden Corp.                                               323,000            1,355,245
       * Sanei-International Co., Ltd.                               21,300              719,308
         Sankyo Seiko Co., Ltd.                                     132,000              576,171
         Sanoh Industrial Co., Ltd.                                  70,000              493,855
     # * Sanrio Co., Ltd.                                           173,700            1,737,793
       # Sanyo Shokai, Ltd.                                         303,000            1,563,695
         Seiko Corp.                                                251,407            1,357,705
       # Seiren Co., Ltd.                                           128,000            1,255,619
         Senshukai Co., Ltd.                                        106,000              912,730
         Shaddy Co., Ltd.                                            38,800              391,924
       * Shikibo, Ltd.                                              215,000              281,297

       # Shinyei Kaisha                                              80,000              266,211
         Shiroki Co., Ltd.                                          179,000              459,737
         Shobunsha Publications, Inc.                                35,200              461,965
       # Shochiku Co., Ltd.                                         237,000            1,470,583
         Showa Aircraft Industry Co., Ltd.                           67,000              647,414
         Showa Corp.                                                 39,500              499,038
         Silver Ox, Inc.                                             30,000               65,751
     # * Silver Seiko, Ltd.                                         228,000              100,332
       # Simree Co., Ltd.                                            11,700               73,253
         SK Japan Co., Ltd.                                           8,250               55,183
         SNT Corp.                                                   58,300              260,422
       * Sofmap Co., Ltd.                                             9,300               41,044
         Sotoh Co., Ltd.                                             12,000              210,692
         SPK Corp.                                                    7,800              115,407
         Suminoe Textile Co., Ltd.                                  159,000              368,298
       * Suzutan Co., Ltd.                                           13,200               75,498
       * SXL Corp.                                                  129,000              173,519
         Tachikawa Corp.                                             43,800              304,845
         Tachi-S Co., Ltd.                                           78,840              870,016
         Taito Corp.                                                    789            1,120,050
       * Taka-Q Co., Ltd.                                            34,500              102,639
     # * Takara Co., Ltd.                                           224,000              661,013
         Tasaki Shinju Co., Ltd.                                     70,000              282,303
         Taya Co., Ltd.                                               5,000               38,875
       * TDF Corp.                                                   11,000               40,672
         Tecmo, Ltd.                                                 46,600              472,806
         Teikoku Piston Ring Co., Ltd.                               70,000              776,932
         Teikoku Sen-I Co., Ltd.                                     39,000              178,656
       # Ten Allied Co., Ltd.                                        37,000              149,337
         Tenma Corp.                                                 71,100            1,323,142
         Tigers Polymer Corp.                                        40,000              253,859
       * Toabo Corp.                                                 73,000               77,732
       # Toei Co., Ltd.                                             327,000            1,648,409
       * Tohoku Misawa Homes Co., Ltd.                               24,000               70,139
       # Tohoku Pioneer Corp.                                        49,600              578,956
       * Tohto Suisan Co., Ltd.                                      80,000              242,574
       * Tokai Kanko Co., Ltd.                                      618,000              266,927
         Tokai Senko KK, Nagoya                                      47,000              100,069
         Tokyo Dome Corp.                                           314,000            1,807,244
         Tokyo Nissan Auto Sales Co., Ltd.                           97,000              584,349
         Tokyo Soir Co., Ltd.                                        34,000              152,072
       # Tokyotokeiba Co., Ltd.                                     691,000            1,695,024
         Tokyu Recreation Corp.                                      63,000              346,166
       # Tomy Co., Ltd.                                              42,000              665,359
         Topre Corp.                                                118,000              931,122
       * Tosco Co., Ltd.                                             35,000              276,084
         Totenko Co., Ltd.                                           35,000              108,824
       # Touei Housing Corp.                                         60,740            1,271,208
       # Toyo Radiator Co., Ltd.                                    166,000              783,209
         Toyo Tire & Rubber Co., Ltd.                               476,000            1,848,918
         Tsukamoto Co., Ltd.                                         44,000               83,419
         Tsutsumi Jewelry Co., Ltd.                                  44,400            1,162,037

       # Unitika, Ltd.                                            1,067,000            1,310,440
         U-Shin, Ltd.                                                54,000              475,348
       # Watami Food Service Co., Ltd.                               82,100              783,398
       * Wondertable, Ltd.                                           69,000               91,671
         Xebio Co., Ltd.                                             28,500              854,119
         XNET Corp.                                                      57              149,983
       # Yamatane Corp.                                             175,000              405,739
         Yamato International, Inc.                                  43,000              270,267
         Yellow Hat, Ltd., Tokyo                                     49,200              436,304
       # Yokohama Reito Co., Ltd.                                    92,000              720,777
       # Yomiuri Land Co., Ltd.                                     180,000              948,824
         Yonex Co., Ltd.                                             41,000              375,808
         Yorozu Corp.                                                45,000              404,746
       # Yoshimoto Kogyo Co., Ltd.                                   79,000            1,263,348
         Yuasa Funashoku Co., Ltd.                                   69,000              164,284
         Zenrin Co., Ltd.                                            81,900            1,303,380
         Zensho Co., Ltd.                                            59,700            1,283,074
                                                                                ----------------
Total Consumer Discretionary
(Cost $172,272,282)                                                                  182,856,591
                                                                                ----------------

Information Technology -- (8.9%)
         Aichi Tokei Denki Co., Ltd.                                 94,000              298,526
         Aiphone Co., Ltd.                                           44,600              714,115
         Allied Telesis Holdings KK                                 169,600            1,111,890
         Alpha Systems, Inc.                                         23,600              486,411
       # Anritsu Corp.                                              280,000            1,699,022
         AOI Electronics Co., Ltd.                                   24,900              369,500
       * Apic Yamada Corp.                                           20,000               47,688
         Argo 21 Corp.                                               22,400              205,846
         Asti Corp.                                                   8,000               84,758
         CAC Corp.                                                   39,400              434,616
         Canon Electronics, Inc.                                     62,000            1,791,518
         Canon Finetech, Inc.                                        96,070            1,920,980
       # Capcom Co., Ltd.                                           132,400            1,250,912
         Chino Corp.                                                 89,000              290,935
       # CMK Corp.                                                  118,000            1,992,770
         Computer Engineering & Consulting, Ltd.                     38,100              433,949
         Core Corp.                                                  27,400              304,477
         Cresco, Ltd.                                                11,600              145,036
       # Daikoku Denki Co., Ltd.                                     34,200              919,222
         Daiwabo Information System Co., Ltd.                        33,000              525,677
         Denki Kogyo Co., Ltd.                                      167,000            1,098,183
       # Dodwell B.M.S., Ltd.                                        77,300              521,858
         DTS Corp.                                                   31,500            1,027,691
         Eizo Nanao Corp.                                            47,500            1,432,806
       * Elna Co., Ltd.                                              34,000               68,940
         Enplas Corp.                                                46,200            1,245,654
       * FDK Corp.                                                  260,000              400,302
         Foster Electric Co., Ltd.                                   44,000              370,862
         Fujitsu Access, Ltd.                                        48,000              362,859
         Fujitsu Fronttec, Ltd.                                      49,200              599,524
       * Future System Consulting Corp.                                  86              176,385

       * Graphtec Corp.                                              39,000               57,723
         Hakuto Co., Ltd.                                            49,900              759,721
       # Hitachi Business Solution Co., Ltd.                         22,700              153,734
         Hitachi Information Systems, Ltd.                           50,200            1,040,420
         Hitachi Kokusai Electric, Inc.                             229,000            2,003,870
         Hitachi Mobile Co., Ltd.                                    35,000              229,938
       # Hochiki Corp.                                               42,000              172,951
         Hokuriku Electric Industry Co., Ltd.                       159,000              367,572
         Horiba, Ltd.                                                84,000            1,806,139
         Hosiden Corp.                                              165,400            1,661,975
         Icom, Inc.                                                  32,400              897,916
         Idec Izumi Corp.                                            83,500            1,052,733
     # * Ikegami Tsushinki Co., Ltd.                                102,000              216,636
       # Ines Corp.                                                 108,800              913,597
         I-Net Corp.                                                 18,300              111,727
       # Information Services International-Dentsu, Ltd.             65,100              843,245
         Intec, Inc.                                                102,128            1,073,034
         Ishii Hyoki Co., Ltd.                                        8,600              105,879
       # Iwatsu Electric Co., Ltd.                                  207,000              445,291
       # Japan Aviation Electronics Industry, Ltd.                   43,000              454,229
         Japan Business Computer Co., Ltd.                           46,300              313,087
         Japan Digital Laboratory Co., Ltd.                          71,500              837,896
         Japan Information Processing Service Co., Ltd.              31,800              197,255
     # * Japan Radio Co., Ltd.                                      303,000            1,266,199
         Jastec Co., Ltd.                                            16,400              272,828
         Jiec Co., Ltd.                                                  87               98,297
       # Kaga Electronics Co., Ltd.                                  56,300            1,077,644
         Kanematsu Electronics, Ltd.                                 45,500              327,575
         Kawatetsu Systems, Inc.                                        112              144,027
         Koa Corp.                                                   86,500              686,362
       # Komatsu Electronics Metals Co., Ltd.                        59,400              487,254
       # Kubotek Corp.                                                  230              268,202
         Kyoden Co., Ltd.                                           106,000            1,058,689
       # Kyowa Electronic Instruments Co., Ltd.                      30,000              127,835
         Macnica, Inc.                                               39,900              989,580
         Marubeni Infotec Corp.                                      21,000               65,607
         Marubun Corp.                                               67,600              581,493
         Maruwa Co., Ltd.                                            22,000              409,655
         Maspro Denkoh Corp.                                         38,900              368,847
       # Megachips Corp.                                             50,600              588,649
         Melco Holdings, Inc.                                         9,000              208,574
       # Mimasu Semiconductor Industry Co., Ltd.                     49,100              679,627
         Miroku Jyoho Service Co., Ltd.                              63,000              251,686
         Mitsui High-Tec, Inc.                                       90,300            1,110,468
         Mitsui Knowledge Industry Co., Ltd.                         20,100              173,153
         Mitsumi Electric Co., Ltd.                                 165,400            1,695,566
         Moritex Corp.                                               15,000              110,960
       * Mutoh Industries, Ltd.                                     102,000              234,066
     # * Nagano Japan Radio Co., Ltd.                                63,000              119,012
         Nakayo Telecommunications, Inc.                             49,000              271,404
         NEC Infrontia Corp.                                        244,000              912,391
       # NEC Mobiling, Ltd.                                          31,300              607,431

       # NEC Tokin Corp.                                            251,000            1,363,623
     # * Netmarks, Inc.                                                 233              654,137
       # New Japan Radio Co., Ltd.                                   72,000              626,613
       # Nihon Dempa Kogyo Co., Ltd.                                 46,100            1,203,223
       # Nihon Inter Electronics Corp.                               76,700              546,624
         Nippon Avionics Co., Ltd.                                   40,000              182,212
         Nippon Ceramic Co., Ltd.                                    49,000              719,065
         Nippon Chemi-Con Corp.                                     287,000            1,617,385
         Nippon System Development Co., Ltd.                         57,300            1,097,591
         Nippon Systemware Co., Ltd.                                 20,000              143,927
         Nissho Electronics Corp.                                    49,900              360,597
       # NIWS Co., Ltd.                                               1,110            1,454,396
         Nohmi Bosai, Ltd.                                           81,000              412,810
       # Okaya Electric Industries Co., Ltd.                         32,000              133,319
         Ono Sokki Co., Ltd.                                         53,000              356,549
         Origin Electric Co., Ltd.                                   85,000              754,394
         Osaki Electric Co., Ltd.                                    72,000              425,268
         PCA Corp.                                                   12,000              202,310
         Pulstec Industrial Co., Ltd.                                21,200              105,966
         Ricoh Elemex Corp.                                          41,000              313,918
         Rikei Corp.                                                 22,500               69,718
         Riken Keiki Co., Ltd.                                       48,000              361,996
         Ryoden Trading Co., Ltd.                                    94,000              619,144
         Ryosan Co., Ltd.                                            73,700            1,754,929
         Ryoyo Electro Corp.                                         71,700            1,149,825
         Sanko Co., Ltd.                                             12,000               87,288
         Sanshin Electronics Co., Ltd.                               67,000              569,685
         Satori Electric Co., Ltd.                                   33,380              424,946
         Sekonic Corp.                                               17,000               44,323
       # Shindengen Electric Manufacturing Co., Ltd.                148,000              484,718
         Shinkawa, Ltd.                                              44,100              814,000
         Shinko Shoji Co., Ltd.                                      57,000              496,213
       # Shizuki Electric Co., Inc.                                  47,000              143,611
         Siix Corp.                                                  25,800              365,662
         SMK Corp.                                                  176,000              888,022
         Software Research Associates, Inc.                          15,100              306,146
         Sokkisha Co., Ltd.                                          69,000              211,394
         Sorun Corp.                                                 51,000              334,103
     # * SPC Electronics Corp.                                       29,000              110,845
         Star Micronics Co., Ltd.                                   124,000            1,338,829
       # Sumida Corp.                                                42,649              892,524
         SunTelephone Co., Ltd.                                      67,000              515,298
         Tabai Espec Corp.                                           49,000              535,354
       * Tachibana Eletech Co., Ltd.                                 35,000              343,361
         Tamura Corp.                                               164,000              643,521
         Tamura Taiko Holdings, Inc.                                131,000            1,028,285
     # * Teac Corp.                                                 350,000              499,143
         Teikoku Tsushin Kogyo Co., Ltd.                             89,000              381,977
         TKC Corp.                                                   67,800            1,138,638
         Toko, Inc.                                                 195,000              545,680
       # Tokyo Denpa Co., Ltd.                                       11,000              133,298
         Tokyo Electron Device, Ltd.                                    171              431,185

         Tomen Electronics Corp.                                     33,600              839,338
         Tose Co., Ltd.                                              12,200              176,114
       # Toshiba Ceramics Co., Ltd.                                 350,000            1,100,133
     # * Totoku Electric Co., Ltd., Tokyo                            62,000              130,313
         Toukei Computer Co., Ltd.                                   14,710              181,890
         Towa Corp.                                                  33,000              228,712
         Towa Meccs Corp.                                            75,000               80,284
       * Toyo Communication Equipment Co., Ltd.                     124,000              516,145
       # Toyo Corp.                                                  71,800              823,262
       # Trans Cosmos, Inc.                                          53,800            2,119,801
         Tsuzuki Densan Co., Ltd.                                    14,200               77,356
         Yamaichi Electronics Co., Ltd.                              40,900              549,129
         Yamatake Corp.                                             165,700            2,733,893
         Yaskawa Information Systems Corp.                           23,400              118,647
         Ye Data, Inc.                                               25,000               76,185
         Yokowo Co., Ltd.                                            38,000              363,196
         Zuken, Inc.                                                 59,700              616,958
                                                                                ----------------
Total Information Technology
(Cost $88,733,149)                                                                    94,311,505
                                                                                ----------------

Materials -- (8.5%)
         Achilles Corp.                                             549,000              987,985
         Agro-Kanesho Co., Ltd.                                       7,000               57,045
         Arakawa Chemical Industries, Ltd.                           34,500              497,285
         Aronkasei Co., Ltd.                                         83,000              408,961
         Asahi Denka Kogyo KK                                       169,000            1,785,930
         Asahi Organic Chemicals Industry Co., Ltd.                 210,000              715,539
         Chuetsu Pulp and Paper Co., Ltd.                           259,000              687,203
       * Chugai Mining Co., Ltd.                                    373,800              238,529
         Chugoku Marine Paints, Ltd.                                152,000              882,101
       # Chugokukogyo Co., Ltd.                                      45,000              118,745
     # * Co-Op Chemical Co., Ltd.                                    80,000              143,852
     # * Dai Nippon Toryo, Ltd.                                     286,000              490,039
       # Dai-Ichi Kogyo Seiyaku Co., Ltd.                            47,000              162,376
       # Daiken Corp.                                               289,000            1,231,259
         Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.   195,000            1,026,448
         Dainippon Shigyo Co., Ltd.                                  25,000              107,837
       # Daiso Co., Ltd.                                            206,000              648,075
         DC Co., Ltd.                                                58,000              179,739
         Dijet Industrial Co., Ltd.                                  34,000               99,580
         FP Corp.                                                    50,800            1,106,255
         Fujikura Kasei Co., Ltd.                                    51,000              406,128
         Fumakilla, Ltd.                                             37,000              109,319
         Geostar Corp.                                               10,000               38,740
       # Godo Steel, Ltd.                                           355,000            1,217,488
       # Gun-Ei Chemical Industry Co., Ltd.                         180,000              679,643
         Harima Chemicals, Inc.                                      47,000              297,849
         Hodogaya Chemical Co., Ltd.                                163,000              905,448
         Hokkai Can Co., Ltd., Tokyo                                133,000              421,789
         Hokko Chemical Industry Co., Ltd.                           41,000              150,670
         Hokushin Co., Ltd.                                          39,900               86,085
         Honshu Chemical Industry Co., Ltd.                          17,000              117,268

       # Ihara Chemical Industry Co., Ltd.                          106,000              335,103
         ISE Chemicals Corp.                                         38,000              180,886
       # Ishihara Sangyo Kaisha, Ltd.                               883,500            1,939,471
     # * Ishii Iron Works Co., Ltd.                                  52,000              123,771
       # JSP Corp.                                                   62,100              685,464
         Kanto Denka Kogyo Co., Ltd.                                110,000              382,142
         Kasei (C.I.) Co., Ltd.                                      58,000              255,791
         Katakura Chikkarin Co., Ltd.                                27,000               88,226
       * Kawasaki Kasei Chemicals, Ltd.                              36,000               56,393
         Kishu Paper Co., Ltd.                                      160,000              300,205
         Koatsu Gas Kogyo Co., Ltd.                                 112,000              569,272
         Kohsoku Corp.                                               48,000              314,230
         Komatsu Wall Industry Co., Ltd.                             20,800              358,780
         Konishi Co., Ltd.                                           41,700              418,449
       # Kumiai Chemical Industry Co., Ltd., Tokyo                  166,000              382,140
         Kureha Chemical Industry Co., Ltd.                         428,000            1,740,735
         Kurimoto, Ltd.                                             278,000              804,140
         Kurosaki Harima Corp.                                      165,000              479,318
         MEC Co., Ltd.                                               18,200              253,669
         Mesco, Inc.                                                 15,000               50,610
       # Mitsubishi Paper Mills, Ltd.                               700,000              923,537
         Mitsubishi Plastics, Inc.                                  490,000            1,360,074
       # Mitsubishi Shindoh Co., Ltd.                               107,000              262,609
       # Mitsubishi Steel Manufacturing Co., Ltd.                   305,000              755,777
     # * Mitsui Mining Co., Ltd.                                    345,000              948,599
         Mory Industries, Inc.                                       85,000              287,834
         Nakabayashi Co., Ltd.                                      112,000              300,562
         Nakayama Steel Works, Ltd.                                 260,000            1,070,121
       # Neturen Co., Ltd., Tokyo                                    92,000              701,702
       # Nichia Steel Works, Ltd.                                    88,900              398,325
         Nihon Kagaku Sangyo Co., Ltd.                               32,000              196,328
         Nihon Matai Co., Ltd.                                       50,000              120,709
         Nihon Nohyaku Co., Ltd.                                    131,000              337,580
         Nihon Parkerizing Co., Ltd.                                146,000            1,802,374
         Nihon Seiko Co., Ltd.                                       11,000               36,328
       * Nippon Carbide Industries Co., Inc., Tokyo                 101,000              169,899
         Nippon Chemical Industrial Co., Ltd.                       192,000              607,189
       # Nippon Concrete Industries Co., Ltd.                        88,000              262,440
       # Nippon Denko Co., Ltd.                                     246,000              859,257
         Nippon Fine Chemical Co., Ltd.                              50,000              285,239
         Nippon Foil Mfg., Co., Ltd.                                 21,000               61,460
     # * Nippon Kasei Chemical Co., Ltd.                            215,000              542,956
       # Nippon Kinzoku Co., Ltd.                                   130,000              279,256
     # * Nippon Koshuha Steel Co., Ltd.                             266,000              406,808
       # Nippon Metal Industry Co., Ltd.                            364,000              680,067
         Nippon Pigment Co., Ltd.                                    11,000               51,306
       # Nippon Pillar Packing Co., Ltd.                             43,000              304,277
         Nippon Soda Co., Ltd.                                      314,000              956,544
         Nippon Synthetic Chemical Industry Co., Ltd.               204,000              566,652
         Nippon Valqua Industries, Ltd.                             168,000              510,366
       # Nippon Yakin Kogyo Co., Ltd.                               203,500              723,407
         Nittetsu Mining Co., Ltd.                                  174,000              686,093

         Nitto FC Co., Ltd.                                          72,000              454,080
         Noda Corp.                                                  33,800              218,796
         NOF Corp.                                                  453,000            1,631,603
       # Okamoto Industries, Inc.                                   284,000            1,017,835
         Okura Industrial Co., Ltd.                                 130,000              826,711
         Osaka Steel Co., Ltd.                                       93,600            1,150,632
       # Pacific Metals Co., Ltd.                                   415,000            1,782,081
         Riken Technos Corp.                                        143,000              542,655
       * S Science Co., Ltd.                                        808,000              342,053
       # S.T. Chemical Co., Ltd.                                     66,000              879,859
         Sakai Chemical Industry Co., Ltd.                          230,000              989,899
         Sakata INX Corp.                                           136,000              707,378
         Sanyo Chemical Industries, Ltd.                            267,000            1,935,205
         Sanyo Special Steel Co., Ltd.                              362,000            1,350,640
         Sekisui Plastics Co., Ltd.                                 221,000              789,385
         Shikoku Chemicals Corp.                                    126,000              538,713
         Shinagawa Refractories Co., Ltd.                           131,000              416,850
         Shin-Etsu Polymer Co., Ltd.                                188,000            1,494,327
         Showa Highpolymer Co., Ltd.                                112,000              350,155
         Showa Tansan Co., Ltd.                                      31,000              116,964
         Somar Corp.                                                 22,000               80,332
       # Stella Chemifa Corp.                                        23,900              536,739
         Sumitomo Light Metal Industries, Ltd.                      736,000            1,285,508
         Sumitomo Pipe & Tube Co., Ltd.                              52,000              238,558
         Sumitomo Seika Chemicals Co., Ltd.                         125,000              377,130
       # Sumitomo Titanium Corp.                                     19,500            2,274,728
         Taisei Lamick Co., Ltd.                                     11,300              294,665
         Takasago International Corp.                               220,000            1,063,664
         Takiron Co., Ltd.                                          164,000              702,351
         Tateho Chemical Industries Co., Ltd.                        26,500              101,943
         Tayca Corp.                                                 96,000              286,408
       * Titan Kogyo KK                                              36,000               72,946
         Toagosei Co., Ltd.                                         544,719            2,264,865
       # Toda Kogyo Corp.                                            84,000              330,294
         Tohcello Co., Ltd.                                          67,000              422,198
     # * Toho Rayon Co., Ltd.                                       320,000            1,540,442
         Toho Titanium Co., Ltd.                                     61,000            2,220,085
       # Toho Zinc Co., Ltd.                                        277,000              803,624
       * Tohpe Corp.                                                 36,000               65,835
       # Tokai Carbon Co., Ltd.                                     460,000            1,901,722
       # Tokai Pulp & Paper Co., Ltd.                               121,000              395,935
       # Tokushu Paper Manufacturing Co., Ltd.                      111,000              570,367
         Tokyo Rope Manufacturing Co., Ltd.                         337,000              633,975
       # Tokyo Tekko Co., Ltd.                                       85,000              269,282
         Tomoegawa Paper Co., Ltd.                                   80,000              261,744
         Tomoku Co., Ltd.                                           177,000              462,129
         Topy Industries, Ltd.                                      492,000            1,604,470
         Toyo Kohan Co., Ltd.                                       225,000              948,645
         Tsutsunaka Plastic Industry Co., Ltd.                       92,000              444,445
         TYK Corp.                                                   67,000              180,512
         Ube Material Industries, Ltd.                              144,000              387,585
         Wood One Co., Ltd.                                         107,000              812,003

         Yamamura Glass Co., Ltd.                                   250,000              768,484
         Yamato Kogyo Co., Ltd.                                     118,000            1,399,877
         Yodogawa Steel Works, Ltd.                                 338,000            1,810,284
         Yuki Gosei Kogyo Co., Ltd.                                  31,000              109,537
         Yushiro Chemical Industry Co., Ltd.                         33,000              684,793
                                                                                ----------------
Total Materials
(Cost $87,469,311)                                                                    89,323,605
                                                                                ----------------

Consumer Staples -- (7.9%)
         Aderans Co., Ltd.                                           87,050            2,055,687
         Ahjikan Co., Ltd.                                           10,500               84,218
       # Ariake Japan Co., Ltd.                                      73,700            1,689,086
         Asahi Soft Drinks Co., Ltd.                                119,000            1,412,774
         Bull Dog Sauce Co., Ltd.                                    37,000              442,199
         Calpis Co., Ltd.                                           174,000            1,217,732
         CFS Corp.                                                   61,500              367,644
         Chuo Gyorui Co., Ltd.                                       61,000              155,003
         Coca-Cola Central Japan Co., Ltd.                              204            1,696,952
         CVS Bay Area, Inc.                                          30,000               90,215
         DyDo Drinco, Inc.                                           36,600            1,269,394
         Echo Trading Co., Ltd.                                       4,000               56,995
         Ensuiko Sugar Refining Co., Ltd.                            51,000              155,726
         Fancl Corp.                                                 51,400            2,052,537
       * First Baking Co., Ltd.                                      67,000              138,819
         Fujicco Co., Ltd.                                           61,000              868,522
       # Fujiya Co., Ltd.                                           283,000              613,726
         Hagoromo Foods Corp.                                        41,000              431,158
         Harashin Co., Ltd.                                          33,800              326,599
         Hayashikane Sangyo Co., Ltd.                               166,000              244,349
         Heiwado Co., Ltd.                                          130,000            2,015,652
       * Hohsui Corp.                                                56,000              121,243
         Hokkaido Coca-Cola Bottling Co., Ltd.                       80,000              555,997
       # Hokuto Corp.                                                74,900            1,479,207
         Inageya Co., Ltd.                                          118,000            1,023,035
       # Itochu Shokuh Co., Ltd.                                     28,800            1,068,075
         Izumiya Co., Ltd.                                          205,000            1,364,384
         Japan Carlit Co., Ltd.                                      28,000              202,578
       # J-Oil Mills, Inc.                                          362,000            1,442,688
         K.R.S. Corp.                                                25,500              366,677
       # Kagome Co., Ltd.                                           173,900            1,796,005
         Kameda Seika Co., Ltd.                                      48,000              428,112
       * Kanebo, Ltd.                                               104,200              338,220
         Kasumi Co., Ltd.                                           132,000              762,915
         Key Coffee, Inc.                                            48,600              649,794
         Kibun Food Chemifa Co., Ltd.                                62,000            1,563,582
         Kinki Coca-Cola Bottling Co., Ltd.                         138,000            1,420,831
         Kirindo Co., Ltd.                                           10,300              101,144
       # Kyodo Shiryo Co., Ltd.                                     188,000              323,948
         Kyokuyo Co., Ltd.                                          198,000              472,185
       # Life Corp.                                                 120,400            1,559,762
       * Mandom Corp.                                                36,100              935,128
         Marudai Food Co., Ltd.                                     289,000              778,228

         Maruetsu, Inc.                                             286,000            1,288,209
         Maruha Group, Inc.                                         477,000            1,303,708
         Maruya Co., Ltd.                                            14,000              107,351
         Maxvalu Tohok Co., Ltd.                                     18,200              155,783
         Meito Sangyo Co., Ltd.                                      50,100              819,081
         Mercian Corp.                                              304,000              834,674
         Mikuni Coca-Cola Bottling Co., Ltd.                        117,000            1,153,260
         Milbon Co., Ltd.                                            22,600              686,273
         Ministop Co., Ltd.                                          62,600            1,144,721
         Mitsui Sugar Co., Ltd.                                     271,850              765,381
       # Miyoshi Oil & Fat Co., Ltd.                                149,000              358,275
         Morinaga & Co., Ltd.                                       612,000            1,676,088
         Morishita Jinton Co., Ltd.                                  32,800              137,340
         Morozoff, Ltd., Osaka                                       50,000              117,011
         Myojo Foods Co., Ltd.                                       91,000              565,424
         Nagatanien Co., Ltd.                                        83,000              652,560
         Nakamuraya Co., Ltd.                                       152,000              560,801
       # Nichiro Corp.                                              327,000              720,823
         Nihon Shokuh Kako Co., Ltd.                                 40,000              135,051
         Niitaka Co., Ltd.                                            7,260               76,448
       # Nippon Beet Sugar Manufacturing Co., Ltd.                  314,000              718,100
       # Nippon Flour Mills Co., Ltd.                               385,000            1,673,457
         Nippon Formula Feed Manufacturing Co., Ltd.                144,000              255,718
         Nippon Suisan Kaisha, Ltd.                                 529,000            1,988,239
         Nissin Sugar Manufacturing Co., Ltd.                       102,000              221,187
         Nitto Flour Milling Co., Ltd.                               54,000              158,387
         Nosan Corp.                                                271,000              690,974
         Oenon Holdings, Inc.                                       123,000              436,915
         Oie Sangyo Co., Ltd.                                        13,200              108,628
         Okuwa Co., Ltd.                                            101,000            1,229,882
         Olympic Corp.                                               48,200              516,360
       # Oriental Yeast Co., Ltd.                                    61,000              413,902
         Pigeon Corp.                                                46,900              700,074
         Pokka Corp.                                                 72,000              419,640
         Poplar Co., Ltd.                                            13,560              185,314
         Posful Corp.                                                47,600              237,872
       * Prima Meat Packers, Ltd.                                   460,000              615,758
         Q'Sai Co., Ltd.                                             70,100              724,677
         Riken Vitamin Co., Ltd.                                     49,900            1,302,056
         Rock Field Co., Ltd.                                        25,300              384,752
         S Foods, Inc.                                               60,000              437,764
         Sakata Seed Corp.                                          115,700            1,521,699
       # Seijo Corp.                                                 22,600              517,541
         Shikoku Coca-Cola Bottling Co., Ltd.                        48,500              684,351
         Shoei Foods Corp.                                           35,000              246,207
         Showa Sangyo Co., Ltd.                                     398,000            1,079,376
     # * Snow Brand Milk Products Co., Ltd.                         501,000            1,506,475
         Snow Brand Seed Co., Ltd.                                   30,000              145,732
         Sonton Food Industry Co., Ltd.                              33,000              348,535
       # Sotetsu Rosen Co., Ltd.                                     60,000              329,723
         Starzen Corp.                                              169,000              486,949
       # Sugi Pharmacy Co., Ltd.                                     55,400            1,653,426

       # T.Hasegawa Co., Ltd.                                        89,400            1,397,184
         The Nisshin Oillio Group, Ltd.                             346,000            1,932,729
         Three F Co., Ltd.                                           12,200              114,794
       * Tobu Store Co., Ltd.                                       103,000              281,120
         Toho Co., Ltd.                                              51,000              387,157
         Tokyu Store Chain Corp.                                    175,000              810,447
         Torigoe Co., Ltd.                                           48,000              351,606
       * Toyo Sugar Refining Co., Ltd.                              105,000              162,923
       * Tsuruha Co., Ltd.                                           17,700              562,712
         U.Store Co., Ltd.                                           63,600              578,088
       # Unicafe, Inc.                                               10,360              151,594
         Unimat Offisco Corp.                                        37,500              413,479
       # Valor Co., Ltd.                                             40,000            1,218,400
         Wakodo Co., Ltd.                                            12,200              364,783
         Warabeya Nichiyo Co., Ltd.                                  34,760              623,115
         Yaoko Co., Ltd.                                             46,100              892,011
         Yomeishu Seizo Co., Ltd.                                    71,000              598,616
         Yonekyu Corp.                                               58,000              696,623
       # Yukiguni Maitake Co., Ltd.                                  60,580              303,608
                                                                                ----------------
Total Consumer Staples
(Cost $78,155,580)                                                                    83,177,646
                                                                                ----------------

Financials -- (7.7%)
         Aichi Bank, Ltd.                                            19,000            1,830,212
         Akita Bank, Ltd.                                           441,000            1,898,627
         Aomori Bank, Ltd.                                          417,000            1,611,255
     # * Azel Corp., Tokyo                                           89,000              167,811
         Bank of Okinawa, Ltd.                                       47,000            1,479,308
         Bank of Saga, Ltd.                                         384,000            1,400,837
         Bank of the Ryukyus, Ltd.                                   68,580            1,572,167
         Central Finance Co., Ltd.                                  201,000              875,198
       * Century Leasing System, Inc.                                72,500              747,937
       * Chiba Kogyo Bank, Ltd.                                     117,700            1,115,257
         Chukyo Bank, Ltd.                                          497,000            1,639,685
       # Cosmo Securities Co., Ltd.                                 952,000            1,704,678
         Credia Co., Ltd.                                            14,000              424,927
         Daibiru Corp.                                              226,000            1,629,891
         Daiko Clearing Services Corp.                               25,000              175,858
         Daisan Bank, Ltd.                                          417,000            1,501,222
         Daiwa Kosho Lease Co., Ltd.                                333,000            1,795,334
         Diamond City Co., Ltd.                                      17,050              562,227
         Ehime Bank, Ltd.                                           330,000            1,224,752
       # Eighteenth Bank, Ltd.                                      390,000            1,798,344
       # Fukushima Bank, Ltd.                                       432,000              624,911
       * Generas Corp.                                               64,000                  577
       * Gro-BeLS Co., Ltd.                                          84,000              172,365
         Hanshin Sogo Bank, Ltd.                                    867,000            1,854,080
         Higashi-Nippon Bank, Ltd.                                  413,000            1,618,986
       # Hokuetsu Bank, Ltd.                                        504,000            1,086,471
         Ichiyoshi Securities Co., Ltd.                             103,000              949,380
         Jaccs Co., Ltd.                                            207,000            1,586,757
         Kagawa Bank, Ltd.                                          167,350              981,655

       * Kanto Tsukuba Bank, Ltd.                                    45,500              330,824
         Keihanshin Real Estate Co., Ltd.                            93,000              551,418
         Kita-Nippon Bank, Ltd.                                      17,806              825,444
         Kiyo Bank, Ltd.                                            976,000            1,804,925
         Kobayashi Yoko Co., Ltd.                                    21,600              344,759
       # Kosei Securities Co., Ltd.                                 173,000              322,408
       * Kyushu-Shinwa Holdings, Inc.                               702,000            1,000,952
         Marusan Securities Co., Ltd.                               167,000            1,111,601
         Meiwa Estate Co., Ltd.                                      52,900              586,337
         Michinoku Bank, Ltd.                                       349,000            1,640,235
         Mito Securities Co., Ltd.                                  181,000              780,710
         Mitsubishi Tokyo Financial Group, Inc.                           0                7,502
         Miyazaki Bank, Ltd.                                        324,000            1,377,660
       * Momiji Holdings, Inc.                                          449              988,888
         Nagano Bank, Ltd.                                          179,000              564,389
       # Nisshin Fire & Marine Insurance Co., Ltd.                  447,000            1,596,825
     # * Nittyu Co., Ltd.                                             3,739              596,381
         Odakyu Real Estate Co., Ltd.                                85,000              233,036
         Oita Bank, Ltd.                                            301,000            1,949,502
         Osaka Securities Finance Co., Ltd.                          54,000              201,026
         Pocket Card Co., Ltd.                                       41,000              819,296
         Ricoh Leasing Co., Ltd.                                     67,700            1,626,843
         Sankei Building Co., Ltd.                                  159,000            1,034,399
       # Sanyo Electric Credit Co., Ltd.                             76,800            1,542,472
         Shimizu Bank, Ltd.                                          21,100            1,026,204
         Shinki Co., Ltd.                                           158,100            1,537,912
         Shoei Co., Ltd.                                             31,680              540,217
         Shokusan Bank, Ltd.                                         98,000              331,600
       # Suruga Corp.                                                22,700              806,807
       # Tachihi Enterprise Co., Ltd.                                31,750            1,182,677
         Takagi Securities Co., Ltd.                                125,000              375,807
         The Daito Bank, Ltd.                                       232,000              375,979
         TOC Co., Ltd.                                              139,000              567,878
         Tochigi Bank, Ltd.                                         256,000            1,772,817
         Toho Bank, Ltd.                                            433,000            1,768,806
         Toho Real Estate Co., Ltd.                                 140,000              618,130
         Tohoku Bank, Ltd.                                          117,000              305,560
         Tokai Tokyo Securities Co., Ltd.                           635,250            1,899,311
         Tokushima Bank, Ltd.                                       159,200            1,342,319
         Tokyo Rakutenchi Co., Ltd.                                 126,000              497,568
       # Tokyo Theatres Co., Inc., Tokyo                            164,000              366,840
         Tokyo Tomin Bank, Ltd.                                      80,500            1,927,039
         Tokyu Community Corp.                                       31,700              685,605
       # Tokyu Livable Inc.                                          35,300            1,436,683
         Tomato Bank, Ltd.                                          251,000              570,890
         Tottori Bank, Ltd.                                         235,000              787,622
         Towa Bank, Ltd.                                            535,000            1,268,592
     # * Towa Real Estate Development Co., Ltd.                     217,000              716,704
         Toyo Securities Co., Ltd.                                  171,000              647,936
         Yamagata Bank, Ltd.                                        389,000            1,888,618
         Yuraku Real Estate Co., Ltd.                               116,000              481,299
                                                                                ----------------
Total Financials
(Cost $76,758,450)                                                                    81,595,961
                                                                                ----------------

Health Care -- (2.7%)
         Aloka Co., Ltd.                                             63,000              456,819
         As One Corp.                                                37,080              762,194
         Create Medic Co., Ltd.                                      11,000              112,025
       # Eiken Chemical Co., Ltd.                                    54,000              603,557
       # Fujirebio, Inc.                                            101,500            1,904,871
         Fuso Pharmaceutical Industries, Ltd.                       203,000              704,457
         Hitachi Medical Corp.                                       89,000            1,118,275
         Hogy Medical Co., Ltd.                                      35,900            1,604,331
         Iwaki & Co., Ltd.                                           38,000              114,862
         Japan Medical Dynamic Marketing, Inc.                       38,300              428,908
       # Jeol, Ltd.                                                 168,000              922,052
         JMS Co., Ltd.                                               69,000              239,616
       # Kaken Pharmaceutical Co., Ltd.                             213,000            1,457,426
         Kawamoto Corp.                                               4,000               24,837
         Kawanishi Holdings, Ltd.                                     3,500               39,488
         Kawasumi Laboratories, Inc.                                 35,000              255,865
         Mochida Pharmaceutical Co., Ltd.                           223,000            1,342,409
         Nihon Kohden Corp.                                         101,000            1,531,225
         Nikken Chemicals Co., Ltd.                                 134,000              411,001
     # * Nippon Chemiphar Co., Ltd.                                  70,000              413,422
         Nippon Shinyaku Co., Ltd.                                  155,000            1,193,510
         Nissui Pharmaceutical Co., Ltd.                             34,000              223,358
         Paramount Bed Co., Ltd.                                     72,700            1,723,953
         Rion Co., Ltd.                                               5,000               27,061
         Rohto Pharmaceutical Co., Ltd.                             119,000            1,543,729
       * Seikagaku Corp.                                             45,900              499,055
         Sogo Medical Co., Ltd.                                      13,400              241,450
         SS Pharmaceutical Co., Ltd., Tokyo                         276,000            1,854,173
         Teikoku Hormone Manufacturing Co., Ltd.                     44,000              403,195
         Topcon Corp.                                               102,000            1,760,385
         Torii Pharmaceutical Co., Ltd.                              63,900            1,367,723
     # * Toyama Chemicals Co., Ltd.                                 431,000            1,432,438
         Vital-Net, Inc.                                             98,800              698,857
         Wakamoto Pharmaceutical Co., Ltd.                           48,000              148,867
       # Zeria Pharmacetical Co., Ltd.                               99,000            1,016,164
                                                                                ----------------
Total Health Care
(Cost $25,877,753)                                                                    28,581,558
                                                                                ----------------

Miscellaneous -- (1.3%)
       * Eaccess, Ltd.                                                1,000              667,929
         Eneserve Corp.                                              29,500              877,559
         Fuji Oil Co., Ltd.                                         107,100            1,098,848
         Fukui Bank, Ltd.                                            94,000              351,996
         Hokuetsu Paper Mills, Ltd.                                 262,000            1,379,843
       * Impress Holdings, Inc.                                         514              463,439
     # * Invoice, Inc.                                                8,290              832,216
         Itoham Foods, Inc.                                         274,000            1,172,467
       * Japan General Estate Co., Ltd.                              24,700              253,735
         JSAT Corp.                                                     204              492,063

       * Nexyz Corp.                                                  1,000              276,795
       * Nice Corp.                                                  94,000              319,733
         Nichii Gakkan Co.                                           22,300              542,592
         Nifco, Inc.                                                 94,000            1,423,192
         PanaHome Corp.                                             152,000              807,240
         Sankyo-Tateyama Holdings, Inc.                             396,000              979,801
       * UFJ Central Leasing Co., Ltd.                               33,000            1,273,570
         Yaizu Suisankagaku Industry Co., Ltd.                       27,500              301,727
                                                                                ----------------
Total Miscellaneous
(Cost $13,269,834)                                                                    13,514,745
                                                                                ----------------

Energy -- (1.1%)
         AOC Holdings, Inc.                                         160,200            2,335,618
     # * Fuji Kosan Co., Ltd.                                       178,000              283,619
         Itochu Enex Co., Ltd.                                      201,300            1,371,957
         Japan Oil Transportation Co., Ltd.                          45,000              140,344
         Kanto Natural Gas Development Co., Ltd.                    119,000              738,339
       # Kyoei Tanker Co., Ltd.                                      78,000              294,256
         Mitsuuroko Co., Ltd.                                       153,000            1,045,370
       # Modec, Inc.                                                 49,000            1,207,479
         Nippon Gas Co., Ltd.                                       104,000              871,641
         Petrolub International Co., Ltd.                            52,900              257,728
         Sala Corp.                                                  84,000              421,533
         San-Ai Oil Co., Ltd.                                       155,000              715,057
         Shinko Plantech Co., Ltd.                                   56,000              118,700
         Sinanen Co., Ltd.                                          160,000              857,499
         Toa Oil Co., Ltd.                                          181,000              324,511
     # * Toyo Kanetsu KK                                            261,000              385,360
                                                                                ----------------
Total Energy
(Cost $10,884,954)                                                                    11,369,011
                                                                                ----------------

Utilities -- (0.5%)
         Hokkaido Gas Co., Ltd.                                     105,000              302,519
         Hokuriku Gas Co., Ltd.                                      64,000              181,176
         Okinawa Electric Power Co., Ltd.                            33,810            1,742,496
         Saibu Gas Co., Ltd.                                        843,000            1,754,158
         Shizuokagas Co., Ltd.                                      157,000              802,369
         Tokai Corp.                                                163,000              725,032
                                                                                ----------------
Total Utilities
(Cost $4,652,743)                                                                      5,507,750
                                                                                ----------------

Other -- (0.2%)
         Airport Facilities Co., Ltd.                               120,970              647,253
       * Akai Electric Co., Ltd.                                    363,000                3,273
       * Fujii & Co., Ltd.                                           44,000                  397
       * Gajoen Kanko KK                                             37,000                    0
       * GKN D1 Tochigi Holdings Shares                                  51              153,124
       * Hitachi Systems & Services, Ltd.                            30,000              495,978
       * Kakuei (L.) Corp.                                          100,000                  902
       * Kokune Corp.                                                42,000                    0
       * Maruishi Holdings Co., Ltd.                                214,000                1,929
       * New Real Property KK                                        43,900                    0

       * Nichiboshin, Ltd.                                            1,190                1,073
         Subaru Enterprise Co., Ltd.                                 36,000              130,020
       * Takarabune Corp.                                            26,000                  234
       * TOC Co., Ltd. Issue 05                                     145,950              596,272
                                                                                ----------------
Total Other
(Cost $4,227,754)                                                                      2,030,455
                                                                                ----------------

TOTAL COMMON STOCKS
(Cost $792,133,894)                                                                  820,004,866
                                                                                ----------------
INVESTMENT IN CURRENCY -- (0.1%)
Other -- (0.1%)
       * Japanese Yen                                                                  1,488,829
                                                                                ----------------
(Cost $1,504,485)

RIGHTS/WARRANTS -- (0.0%)
Industrials -- (0.0%)
Other -- (0.0%)
       * BSL Corp. Rights 12/15/05                                   43,214                    0
       * Kanematsu Corp. Warrants 03/31/06                           20,125                    0
                                                                                ----------------


TOTAL RIGHTS/WARRANTS                                                                          0
(Cost $0)                                                                       ----------------

TOTAL JAPAN
(Cost $793,638,379)                                                                  821,493,695
                                                                                ----------------

                                                                    FACE
                                                                   AMOUNT            VALUE +
                                                                   ------            -------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (22.2%)
       ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho
         Securities USA 2.98% and 2.93%, respectively, 07/01/05
         (Collateralized by $329,144,996 U.S. TIPS 3.625%,
         04/15/28 & U.S. STRIPS, rates ranging from 0% to 8.75%,
         maturities ranging from 05/15/07 to 08/15/20, valued at
         $235,008,243) to be repurchased at $230,418,144 (Cost
         $230,399,378)                                              $230,399         230,399,378

         Repurchase Agreement, PNC Capital Markets, Inc. 3.00%,
         07/01/05 (Collateralized by $3,869,000 FNMA Notes 2.95%,
         11/14/07, valued at $3,873,836) to be repurchased at
         $3,816,318 (Cost 3,816,000)                                  3,816            3,816,000
                                                                                ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $234,215,378)                                                                  234,215,378
                                                                                ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,027,853,757)++                                                         $  1,055,709,073
                                                                                ================

--------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $1,031,122,695.

           See accompanying Notes to Financial Statements.

                                THE CONTINENTAL SMALL COMPANY SERIES
                                       SCHEDULE OF INVESTMENTS
                                            JUNE 30, 2005
                                             (UNAUDITED)

                                                                                   SHARES             VALUE +
                                                                                ------------     ----------------
    SWITZERLAND -- (12.3%)
    COMMON STOCKS -- (11.9%)
            * 4M Technologies Holding SA                                              10,147               39,318
              A. Hiestad Holding AG                                                    1,005              790,927
            * Actelion, Ltd.                                                          29,870            3,102,166
              AFG Arbonia-Forster Holding AG                                           2,702              751,968
              Agie Charmilles Holding AG                                               3,402              276,562
              Allreal Holding AG                                                      10,278              894,047
              Also Holding AG                                                            569              164,893
              Amazys Holding AG                                                        6,779              401,646
              Ascom Holding AG                                                        55,915              732,210
              Bachem AG                                                               15,313              840,526
              Baloise-Holding                                                         98,089            4,881,141
              Bank Coop AG                                                            29,405            1,330,682
              Bank Sarasin & Cie Series B, Basel                                         752            1,346,968
              Banque Cantonale de Geneve                                               1,344              198,838
              Banque Cantonale du Jura                                                   450              122,575
              Banque Cantonale Vaudoise                                                5,790            1,391,723
              Banque Privee Edmond de Rothschild SA, Geneve                              120            1,624,000
            * Barry Callebaut AG                                                       6,346            1,609,923
              Basellandschaftliche Kantonalbank                                          600              459,033
              Basler Kantonalbank                                                      5,250              424,814
              Batigroup Holding AG                                                    13,412              179,967
              Belimo Holdings                                                          1,056              609,580
            * Berna Biotech                                                           92,109              690,128
              Berner Kantonalbank                                                      7,061            1,052,694
            * BHB Beteiligungs und Finanzgesellschaft                                    150                5,140
              Bobst Group SA                                                          23,670              919,118
              Bossard Holding AG                                                       6,699              406,498
            * Bucher Industries AG                                                    19,039            1,158,831
              BVZ (Brig Visp Zermatt) Holding AG                                         370               75,068
              Caisse d'Epargne Cantonale Vaudoise, Lausanne                            1,002              913,060
              Calida Holding AG                                                          396              114,893
            * Card Guard AG                                                           15,187               49,917
              Carlo Gavazzi Holding AG                                                   910               91,433
              Charles Voegele Holding AG                                              22,160            1,410,526
              Cie Financiere Tradition                                                 5,202              466,878
              Conzzeta Holdings AG                                                     1,415            1,569,810
            * COS Computer Systems AG                                                  3,712              121,102
            * Crealogix Holding AG                                                       491               26,435
              Daetwyler Holding AG, Atldorf                                              348              920,763
              Edipresse SA, Lausanne                                                     750              381,483
              EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg              3,207            1,969,570
              Eichhof Holding AG                                                         188              197,097
            * ELMA Electronic AG                                                         472               94,395
              Emmi AG                                                                  7,174              636,020
              Ems-Chemie Holding AG                                                   17,499            1,464,579
              Energie Electrique du Simplon SA                                           350               95,591

              Energiedienst Holding AG                                                 8,265            2,672,634
              Escor Casino & Entertainment AG                                          2,010               41,046
              Feintol International Holding AG                                           992              225,947
            * Fischer (Georg) AG, Schaffhausen                                         8,458            2,582,613
            * Flughafen Zuerich AG                                                     5,324              789,266
            * Forbo Holding AG, Eglisau                                                1,100              205,963
              Fuchs Petrolub AG Oel & Chemie Non-Voting                               18,009              600,066
            * Galenica Holding, Ltd. AG, Bern                                         12,488            2,121,221
              Generale d'Affichage                                                     4,059              632,054
              Generali (Switzerland) Holdings, Adliswil                                2,043              533,727
              Getaz Romang Holding SA                                                    987              319,603
            * Golay-Buchel Holding SA, Lausanne                                           40               37,175
              Gornergrat Monte Rasa-Bahnen Zermatt                                        70               55,224
              Gurit-Heberlein AG                                                       1,125              796,808
              Helvetia Patria Holding                                                  8,044            1,299,226
              Industrieholding Cham AG, Cham                                           1,162              284,445
            * Interroll-Holding SA                                                       970              142,957
            * Intershop Holding AG                                                     2,685              494,492
            * Isotis SA                                                              195,512              258,648
              Jelmoli Holding AG                                                       1,521            2,100,355
              Jelmoli Holding AG, Zuerich (Namen)                                      2,835              773,344
              Kaba Holding AG                                                          5,543            1,513,263
            * Kardex AG, Zuerich                                                      12,205              398,589
            * Komax Holding AG                                                         5,285              403,206
              Kudelski SA                                                             77,568            2,828,117
            * Kuoni Reisen Holding AG                                                  6,937            2,814,036
            * Leica Geosystems Holdings AG                                             5,448            1,983,702
            * Lem Holdings AG, Lyss                                                      578              211,165
            * Logitech International SA                                               32,000            1,028,794
              Luzerner Kantonalbank AG                                                 5,601            1,056,428
              Metraux Services SA                                                        796               96,681
            * Micronas Semi                                                           78,808            2,971,921
            * Mikron Holding AG, Biel                                                 23,835              282,893
            * Mobilezone Holding AG                                                   38,456              146,499
            * Moevenpick-Holding, Zuerich                                              1,320              297,412
            * Nextrom Holding SA                                                       1,409               14,126
              Orell Fussli Graphische Betriebe Ag, Zuerich                             3,841              452,692
              OZ Holding AG                                                            7,479              429,448
            * Parco Industriale e Immobiliare SA                                         600                1,639
              Phoenix Mecano AG, Stein am Rhein                                        2,749              675,533
              Phonak Holding AG                                                      119,848            4,487,390
            * PSP Swiss Property AG                                                   83,303            3,615,584
              Publicitas Holding SA, Lausanne                                          4,227            1,152,186
              Rieters Holdings AG                                                     11,206            3,100,165
              SAIA-Burgess Electronics AG                                              1,191              859,937
            * Sarna Kunststoff Holding AG                                              4,991              547,460
            * Saurer AG                                                               36,702            2,288,302
              Schaffner Holding AG                                                     1,584              198,934
            * Schweiter Technology AG                                                  1,877              321,376
              Schweizerhall Holding AG                                                 5,725              426,829
              Schweizerische National Versicherungs Gesellschaft                       1,526              744,317
            * SEZ Holding AG                                                          34,429              830,751
              SIA Abrasives Holding AG                                                 1,865              429,291
              Siegfried Holding AG                                                     8,560            1,040,900
              Sig Holding AG                                                          14,026            3,170,099
            * Sihl                                                                       150                  351
            * Sika Finanz AG, Baar                                                     4,967            3,095,495

              Sopracenerina                                                            2,409              517,240
              St. Galler Kantonalbank                                                  5,303            1,333,350
              Sulzer AG, Winterthur                                                    8,612            3,546,473
            * Swiss International Air Lines AG                                        13,517               89,867
            * Swiss Prime Site AG                                                     40,682            1,923,123
            * Swissfirst AG                                                            5,663              227,574
            * Swisslog Holding AG                                                    405,734              344,211
            * Swissquote Group Holding SA                                              1,354              108,071
              Tamedia AG                                                               5,300              483,000
              Tecan Group AG                                                          29,876              952,067
            * Temenos Group AG                                                        35,359              220,982
            * Tornos Holding SA                                                       32,553              210,309
            * UMS Schweizerische Metallwerke Holding AG, Bern                         14,055              167,087
            * Unaxis Holding AG                                                       26,532            3,637,231
              Unilabs SA                                                              21,665              701,156
            * Valiant Holding AG                                                      39,475            3,401,998
            * Valora Holding AG                                                        7,856            1,778,034
              Vaudoise Assurances Holdings                                             1,340              120,540
              Villars Holding SA, Fribourg                                               150               46,820
            * Von Roll Holding AG, Gerlafingen                                       247,719              447,640
              Vontobel Holdings AG                                                    58,345            1,301,628
              Walliser Kantonalbank                                                    1,120              347,088
            * Wmh Walter Meier Holding AG, Zuerich                                     4,041              236,198
              Zehnder Holding AG                                                         655              799,756
              Zschokke Holding SA, Geneve                                                617              349,187
            * Zueblin Holding AG                                                      36,765              301,476
              Zuger Kantonalbank                                                         590            1,507,276
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $98,789,901)                                                                                122,986,243
                                                                                                 ----------------

    INVESTMENT IN CURRENCY -- (0.3%)
            * Swiss Francs
    (Cost $3,443,651)                                                                                   3,436,050
                                                                                                 ----------------

    PREFERRED STOCKS -- (0.1%)
              Fuchs Petrolub AG Oel & Chemie
    (Cost $266,229)                                                                   18,009              575,900
                                                                                                 ----------------

    TOTAL -- SWITZERLAND
    (Cost $102,499,781)                                                                               126,998,193
                                                                                                 ----------------

    FRANCE -- (11.6%)
    COMMON STOCKS -- (11.6%)
            * Actielec Technologies                                                   19,137              101,144
              Affine                                                                   1,920              208,311
            * Alain Afflelou SA                                                       21,488              639,707
            * Alain Manoukian SA                                                         657               23,470
              Ales Groupe SA                                                          11,349              200,131
            * Alten SA                                                                53,456            1,352,572
          * # Altran Technologies SA                                                 182,539            1,605,179
              Apem SA                                                                  1,000               71,039
              April Group SA                                                          31,201              970,852
            * Archos                                                                   8,679              176,248
              Ares (Groupe) SA                                                        10,632               61,067
              Arkopharma                                                              18,720              343,064

              Assystem Brime SA                                                        8,465              178,587
              Aubay SA                                                                17,045               94,861
            # Audika SA                                                                5,003              382,278
            * Baccarat SA                                                              1,090              178,537
              Bacou-Dalloz                                                             8,306              680,470
              Bains de Mer et du Cercle des Etrangers a Monaco                         4,615            2,803,604
              Banque Tarneaud SA                                                       1,000              164,534
            # Beneteau SA                                                             19,638            1,523,368
            * Bigben Interactive                                                       2,100                8,737
            * Boiron SA                                                               16,659              466,103
              Boizel Chanoine Champagne SA                                               600               45,501
              Bonduelle SA                                                             6,723              475,296
              Bongrain SA                                                             13,784              884,352
            * Bricorama SA                                                             6,838              405,203
              Brioche Pasquier SA                                                      2,888              192,147
              Buffalo Grill SA                                                         1,028               21,754
            * Bull SA                                                              1,122,656              906,840
              Burelle SA                                                               4,030              510,368
            * Business Objects SA                                                     16,500              436,513
            * BVRP SA                                                                  7,419              157,714
            * Camaieu SA                                                               4,988              578,993
              Canal Plus SA                                                          169,452            1,388,835
            # Carbone Lorraine                                                        40,631            1,928,514
            * CBo Territoria                                                          28,320              114,810
              Cegedim SA                                                               6,902              550,151
            # CEGID SA                                                                18,000              622,494
            * Cesar SA                                                                75,259              108,019
              CFF Recycling SA                                                        84,608            1,778,776
            * Cibox Inter@ctive SA                                                   135,470               73,639
            # Cie Financiere Pour La Location D'Immeubles Industriels &
              Commerciaux SA                                                          13,013              693,615
              Clarins SA                                                               8,798              590,366
          * # Club Mediterranee SA                                                    33,732            1,588,087
              Consortium International de Diffusion et de Representation Sante           600                5,546
            * CS Communication et Systemes                                             4,983              162,218
            * Cybergun                                                                 2,121               28,796
              Damartex SA                                                             22,900              822,422
            * Dane-Elec Memory SA                                                     27,622              163,327
              Delachaux SA                                                             1,300              199,593
              Deveaux SA                                                               1,040               83,577
            * Didot-Bottin                                                             1,620              139,192
            * DMC (Dollfus Mieg et Cie)                                                9,630               51,244
            * Dynaction SA                                                            10,660              185,292
            # Electricite de Strasbourg                                               23,784            3,044,420
              Elior                                                                  184,391            2,199,691
              Encres Dubuit SA                                                         4,176               47,475
            # Esso SA                                                                  3,200              596,212
          * # Etam Developpement SA                                                    8,972              276,485
            * Euraltech SA                                                            11,700               22,700
            * Euro Disney SCA                                                        797,643              135,575
              Evialis SA                                                               1,200               47,114
              Exel Industries SA                                                       1,800              141,242
              Explosifs et de Produits Chimiques                                         524              205,786
            # Faurecia SA                                                              6,500              455,871
            # Fimalac SA                                                             111,143            4,965,609
              Fininfo SA                                                               9,760              204,985

            * Finuchem SA                                                              5,120               90,499
              Fleury Michon SA                                                         3,100              138,567
              Foncia Groupe                                                            8,220              216,748
              Francois Freres (Tonnellerie) SA                                         3,150              102,870
            * Gantois Series A                                                           647               11,040
          * # Gascogne SA                                                              6,472              548,478
              Gaumont                                                                 14,607              981,791
            * GCI (Groupe Chatellier Industrie SA)                                     7,258                  878
            * Geci International                                                       8,616               24,296
          * # Generale de Geophysique SA                                              20,770            1,757,074
            # Generale de Sante                                                       55,413            1,353,256
              Generale Location SA                                                     9,000              250,003
            * Geodis SA                                                                4,379              413,222
              Gevelot                                                                  3,584              240,588
            * GFI Informatique SA                                                     77,855              468,126
            # Gifi                                                                     4,678              139,785
            * Ginger (Groupe Ingenierie Europe)                                        2,600               40,760
              Grands Moulins de Strasbourg                                               110               60,329
              Groupe Bourbon SA                                                       28,320            1,898,818
              Groupe Crit                                                              6,900              188,823
            * Groupe Flo SA                                                           11,900              111,930
            * Groupe Focal SA                                                          1,400               13,484
            * Groupe Go Sport SA                                                       2,207              182,737
              Groupe Guillin SA                                                        1,200               86,445
              Groupe Open SA                                                           8,551              133,339
              Groupe Steria                                                           25,566              997,362
              Guerbet SA                                                               1,700              176,735
            # Guyenne et Gascogne SA                                                  26,000            2,985,834
              Havas SA                                                                62,300              339,665
              Hyparlo SA                                                              11,028              453,146
              IDSUD                                                                      614               21,983
            * IEC Professionnel Media                                                  8,734               21,652
            # Iliad SA                                                                36,238            1,353,749
            * IMS International Metal Service SA                                      12,630              165,792
              Industrielle et Financiere d'Entreprise SA                                 300               65,049
          * # Infogrames Entertainment SA                                            210,581              430,011
            # Ingenico SA                                                             61,820              902,662
            # Ipsos SA                                                                 5,776              602,979
              Kaufman et Broad SA                                                      8,035              485,865
              Lafuma SA                                                                  827               67,119
              Laurent-Perrier                                                          3,100              149,338
              Lectra Systemes SA                                                      23,092              111,613
              Lisi SA                                                                  7,827              565,818
            * LVL Medical Groupe SA                                                   15,338              151,546
            # Manitou SA                                                              44,368            1,732,453
              Manutan International SA                                                 4,700              227,305
            * Marie Brizard & Roger International SA                                   1,198              132,188
            * Matussiere et Forest SA                                                 13,600               47,729
            * Metaleurop SA                                                           35,449               23,165
              MGI Coutier SA                                                           2,003               83,513
            * MoneyLine                                                                1,336               51,127
              Montupet SA                                                             32,450              685,441
              Mr. Bricolage SA                                                         6,600              131,316
              Neopost SA                                                               7,200              633,474
            # Nexans                                                                  43,798            1,772,268
            # Norbert Dentressangle                                                    8,372              394,749
              NRJ Group                                                               10,819              243,057

            # Oberthur Card Systems SA                                                53,640              450,518
          * # Oeneo                                                                   31,265               43,132
          * # Orpea                                                                   19,650              872,203
            * Otor SA                                                                 13,700               77,922
            * Paris Orleans et Cie SA                                                  2,832              768,174
              Passat SA                                                                3,843               51,461
          * # Penauille Polyservices SA                                               15,300              138,223
              Petit Forestier SA                                                       3,043              121,640
              Pierre & Vacances                                                        7,596              558,859
              Pinguely-Haulotte SA                                                    25,000              344,426
              Plastic Omnium SA                                                       30,846              787,510
              Plastivaloire SA                                                         1,700               40,537
              Prosodie SA                                                              5,183              119,406
            # Provimi SA                                                              30,782              659,468
              PSB Industries SA                                                        6,200              256,711
              Radiall SA                                                               1,340               92,325
            # Remy Cointreau SA                                                       32,945            1,498,306
          * # Rhodia SA                                                              568,095              979,609
              Robertet SA                                                              1,885              275,923
              Rodriguez Group SA                                                      16,706              876,689
            * Rougier SA                                                               2,040              165,323
              Rubis SA                                                                 9,715              605,156
            * S.T. Dupont SA                                                           3,800               17,739
              Sabeton                                                                 13,500              196,945
            # Samse SA                                                                 4,400              770,216
              Sasa Industries SA                                                       1,000               34,471
            * Saveurs de France-Brossard                                               3,410              194,100
            # Scor SA                                                              1,501,322            3,018,574
              SDR de Bretagne SA                                                       3,305               81,965
            # SEB SA Prime Fidelite 2002                                              10,950            1,138,948
            # Sechilienne-Sidec                                                        2,200              907,370
              Securidev SA                                                             1,500               23,744
              Signaux Girod SA                                                           600               44,676
            # SILIC (Societe Immobiliere de Location pour L'industrie et le
              Commerce)                                                               21,246            2,161,762
            # Skis Rossignol SA                                                       41,668              954,513
              Smoby SA                                                                   500               53,333
            # Societe du Louvre SA                                                    14,513            2,601,258
            # Societe Industrielle D'Aviations Latecoere SA                           11,038              434,963
              Societe Pour L'Informatique Industrielle SA                              2,250              113,548
            * Solving International SA                                                 2,160               12,629
            # Somfy Interational SA                                                   22,900            4,398,371
              Sopra SA                                                                 7,618              413,925
            # SR Teleperformance                                                      90,928            2,640,529
              Stallergenes SA                                                          4,818              634,835
              Ste Virbac SA                                                           11,439              442,642
              Stef-Tfe SA                                                              2,171              280,863
              Sucriere de Pithiviers-le-Vieil                                          1,825            1,189,597
            * Sylis SA                                                                 9,782               55,077
              Synergie SA                                                              8,000              247,352
            # Taittinger SA                                                           12,700            5,158,406
            * Teamlog SA                                                               6,457               21,843
              Tessi SA                                                                 1,700              101,731
              Touax (Touage Investissement SA)                                        10,378              264,841
              Toupargel-Agrigel SA                                                     6,200              238,840
              Trigano SA                                                              16,286            1,415,577
          * # Ubi Soft Entertainment SA                                               29,740            1,482,606

              Unilog SA                                                               20,794            1,427,017
            # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)      31,700            9,114,770
            * Valtech, La Defense                                                    187,303              193,909
              Viel et Compagnie                                                       44,339              202,941
              Vilmorin et Cie SA                                                       2,349              392,366
              VM Materiaux SA                                                            600               76,203
              Vranken Monopole                                                         2,800              119,401
            * XRT                                                                     67,181              104,635
              Zodiac SA                                                               14,964              802,828
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $70,321,935)                                                                                120,095,191
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Air France Warrants 11/06/07                                            24,800                8,403
            * Ales Groupe SA Warrants 03/23/09                                           316                2,467
            * Geci International Rights 07/13/05                                       8,616                4,901
            * Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                      2,600                  220
            * Groupe Focal SA Warrants 02/21/10                                          466                    0
            * Groupe Open SA Warrants 10/21/06                                         1,000                  823
            * Oeneo Warrants 08/26/06                                                 14,365                  521
            * Prosodie SA Warrants 10/28/06                                              900                  349
            * Ubi Soft Entertainment SA Warrants 05/14/06                              4,100                4,366
            * Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec
              Reunies) Rights 01/07/05                                                31,700              161,887
            * Valtech, La Defense Warrants 07/29/05                                   20,000                  242
                                                                                                 ----------------
    TOTAL RIGHTS/WARRANTS
    (Cost $20,863)                                                                                        184,179
                                                                                                 ----------------

    TOTAL -- FRANCE
     (Cost $70,342,798)                                                                               120,279,370
                                                                                                 ----------------

    GERMANY -- (9.6%)
    COMMON STOCKS -- (9.6%)
            * 3U Telecom AG                                                           69,676               82,775
              A.S. Creation Tapeton AG                                                 2,900               90,722
            * AAP Implantate AG                                                       14,384               27,641
            * Aareal Bank AG                                                          46,391            1,493,990
            * Acg AG Fuer Chipkarten und Informationssysteme                          16,940               12,287
              Ackermann-Goeggingen AG                                                  8,100              151,068
            * AC-Service AG                                                            4,300               29,596
            * Adlink Internet Media AG                                                42,605              212,461
          * # Adva AG Optical Networking                                              39,883              209,439
              Agrob AG                                                                 5,800               52,561
          * # Aixtron AG                                                              74,124              268,947
              Amadeus Fire AG                                                          4,900               34,051
              Andreae-Noris Zahn AG, Anzag                                            27,200            1,133,416
            * Articon Integralis AG                                                   14,031               48,967
              Atoss Software AG                                                        3,700               37,862
            * Augusta Technologie AG                                                   1,174                7,672
            * Ava Allgemeine Handelsgesellschaft der Verbraucher AG                   35,814            2,010,939
              AWD Holding AG                                                          52,932            2,219,402
              Baader Wertpapier Handelsbank AG                                        27,351              159,152
              Balda AG                                                                40,277              387,999

            * Basler AG                                                                3,200               56,025
          * # Beate Uhse AG                                                           56,241              498,917
              Bechtle AG                                                              25,498              571,582
            * Berliner Elektro Holding AG                                             20,841              203,179
              Bertrandt AG                                                             9,850              120,932
              Beta Systems Software AG                                                 2,850               38,874
            * Bien-Haus AG                                                             2,400               23,212
              Bilfinger & Berger Bau AG                                               50,828            2,365,788
            * Biolitec AG                                                              8,000               29,637
              Biotest AG                                                               7,933              184,141
            * BKN International AG                                                    17,600              106,242
            * BMP AG                                                                  10,600               24,747
              Boewe Systec AG                                                          7,866              393,858
            * Borussia Dortmund GMBH & Co. KGAA                                       21,650               64,340
              Bremer Energiekonto AG                                                  14,700               33,026
            * Broadnet Mediascape Communications AG                                   20,624               67,181
            * CBB Holding AG                                                         102,602               19,370
            * Ce Consumer Electronic AG                                               21,600               23,907
            * Ceag AG                                                                 20,670              140,195
              Cenit AG Systemhaus                                                      3,500               80,457
            * Centrotec Hochleistungskunststoffe AG                                    7,500              223,977
            * Cewe Color Holding AG                                                    7,987              405,952
            * CNV Vermoegensverwaltungs AG                                             6,625               79,569
              Comdirect Bank AG                                                      120,666              929,557
              Computerlinks AG                                                         5,700              100,082
            * Condomi AG                                                               1,800                2,784
            * CTS Eventim AG                                                          14,800              619,646
              Curanum AG                                                              21,500              106,343
            * D. Logistics AG                                                         37,750               78,810
              DAB Bank AG                                                             70,271              542,608
              Data Modul AG                                                            3,194               53,873
            * DEAG Deutsche Entertainment AG                                          10,500               27,375
              Deutsche Euroshop AG                                                    20,091            1,078,984
            * Deutsche Steinzeug Cremer & Breuer AG                                   87,200               47,522
            * Deutz AG                                                               101,512              500,972
            * Dierig Holding AG                                                       10,500              126,431
              Dis Deutscher Industrie Service AG                                      18,524              783,668
              Douglas Holding AG                                                      71,252            2,584,434
              Dr. Hoenle AG                                                            8,769               94,296
            * Drillisch AG                                                            38,437              171,598
            * Duerr Beteiligungs AG                                                   17,593              299,809
              DVB Bank AG                                                              7,124              951,677
            * Easy Software AG                                                         8,966               48,667
              Eckert and Ziegler Strahlen - und Medizintechnik AG                      3,000               47,970
            * Elexis AG                                                                8,600              136,715
              Elmos Semiconductor AG                                                  23,218              339,939
              ElreingKlinger AG                                                        3,000              215,387
          * # Em.TV AG                                                                18,773              131,349
            * Emprise Management Consulting AG                                         8,950               18,995
            * EMS New Media AG                                                        18,126               34,854
            * Epcos AG                                                                59,882              737,595
              Erlus Baustoffwerke AG                                                     297              128,641
            * Escada AG                                                               20,520              490,769
            * Euwax AG                                                                   536               19,981
            * Evotec Biosystems AG                                                    67,521              233,153
              Feilmann AG                                                             29,181            1,959,999
            * FJA AG                                                                   9,889               29,107

              Fortec Elektronik AG                                                     1,400               59,146
            * Freenet.De AG                                                           50,400            1,260,627
              Fuchs Petrolub AG Oel & Chemie                                          20,079              671,933
              Gerry Weber International AG                                            10,945              144,283
            * Gesco AG                                                                 3,875              117,125
              GFK AG                                                                  45,483            1,771,508
            * GFT Technologies AG                                                     22,600               50,061
            * Girindus AG                                                             12,227              102,189
            * GPC Biotech AG                                                          39,562              435,382
              Grenkeleasing AG                                                        15,958              677,520
            * Grundstuecks & Baugesellschaft AG                                        3,567              123,160
              Gwag Bayerische Wohnungs- Aktiengesellschaft AG                          3,383              194,340
              Hamborner AG                                                            21,000              737,125
              Hawesko Holdings AG                                                      5,291              211,262
            * Herlitz AG                                                               6,962               36,594
              Hochtief AG                                                             34,000            1,182,021
            * Hoeft & Wessel AG                                                        8,386               61,299
              Hucke AG                                                                 8,300               32,819
              Hugo Boss AG                                                            25,100              817,310
              Hutschenreuther AG                                                       2,800               35,274
              Hyrican Informations Systeme AG                                          3,107               33,698
            * I-D Media AG                                                             9,700               22,113
            * IFA Hotel & Touristik AG                                                 7,000               70,258
            * IM International Media AG                                               19,800               16,075
            * InfoGenie Europe AG                                                     14,059               47,305
            * Innovation in Traffic Systems AG                                        12,300               85,441
              Interseroh AG                                                           11,845              304,968
          * # Intershop Deutschland AG                                                45,158               46,423
            * Intertainment AG                                                         8,500               17,829
            * Isra Vision Systems AG                                                   3,650               79,340
            * itelligence AG                                                          18,143               43,888
              IVG Immobilien AG                                                      143,237            2,647,304
              Iwka AG                                                                 44,442            1,031,823
            * Jack White Productiions AG                                               8,424              101,836
            * Jenoptik AG                                                            101,045              989,213
              K & S Aktiengesellschaft AG                                            129,500            7,144,176
              Kampa-Haus AG                                                           10,375               70,978
              Keramag Keramische Werke AG                                             13,000              881,308
            # Kloeckner-Werke AG                                                      53,211              745,288
            * Kontron AG                                                              92,611              774,302
              Krones AG                                                               10,180            1,232,391
            * KSB AG                                                                   2,387              400,706
              KWS Kleinwanzlebener Saatzucht AG                                        1,650            1,416,952
            * Leica Camera AG                                                          4,400               18,035
            * Leifheit AG                                                             12,500              366,126
              Leoni AG                                                               112,500            2,891,126
            * Loewe AG                                                                 7,100               80,980
              LPKF Laser & Electronics AG                                              9,000               45,567
            * Mania Technologie AG                                                    12,670               20,190
              Masterflex AG                                                            4,400              148,091
            * Maxdata AG                                                              32,897              163,766
            * Mediclin AG                                                             38,553               88,533
            * Medigene AG                                                             20,165              274,291
            # Medion AG                                                               45,454              755,863
            * Mensch und Maschine Software AG                                         10,700               53,856
            # Mobilcom AG                                                            106,387            2,282,014
            * Mologen AG                                                               7,239               52,649

            * Morphosys AG                                                             6,656              253,569
            * Mosaic Software AG                                                       5,200               12,819
              Muehlabauer Holdings AG & Co. KGAA                                       7,423              340,022
              MVV Energie AG                                                          59,215            1,217,372
            * MWG Biotech AG                                                          30,700               12,921
              Nemetschek AG                                                            8,499              154,224
            * Neschen AG                                                               5,800               21,269
            * Nexus AG                                                                21,275               98,716
              Norddeutsche Affinerie AG                                               51,075            1,077,064
              Norddeutsche Steingutfabrik AG                                           5,960               58,598
            * November AG                                                              9,018               52,904
              Ohb Teledata                                                            16,598              165,459
              Oldenburgische Landesbank AG                                             1,102               77,224
            * Pandatel AG                                                              5,700               11,319
              Paragon AG                                                              22,134              410,807
            * Parsytec AG                                                             14,700               47,762
            * PC-Spezialist Franchise AG                                               2,462               23,885
              PC-Ware Information Technologies AG                                      5,100               71,616
            * Personal & Informatik AG                                                 5,900               84,929
              Pfeiffer Vacuum Technology AG                                           16,633              762,367
            * Pfleiderer AG                                                           51,351              878,600
            * Pironet NDH AG                                                          10,964               53,975
            * Plambeck Neue Energien AG                                               19,350               17,569
            * Plasmaselect AG                                                         21,396              126,757
            * Plenum AG                                                                9,300               13,952
            * Primacom AG                                                             29,925              167,334
            * Produkte und Syteme der Informationstechnologie AG                      14,792               67,874
              Progress-Werk Oberkirch AG                                               5,000              199,676
            * Pulsion Medical Systems AG                                              11,078               60,478
            * PVATepla AG                                                             15,550              115,730
          * # Qs Communications AG                                                   124,164              538,061
              Rational AG                                                             15,083            1,613,944
            * Realtech AG                                                              3,650               25,474
              Renk AG                                                                 19,400              648,172
          * # REpower Systems AG                                                       5,000               97,691
              Rheinmetall Berlin AG                                                   45,000            2,255,628
              Rhoen Klinikum AG                                                       24,107            1,673,888
            * Rinol AG                                                                 5,900                7,969
            * Rohwedder AG                                                             4,860               47,891
            * Ruecker AG                                                               7,800               66,336
            * S.A.G. Solarstrom AG                                                    11,440              112,515
              Salzgitter AG                                                           95,909            2,595,386
              Sartorius AG                                                            16,918              372,397
              Schlott Sebaldus AG                                                      7,440              244,479
              Schwarz Pharma AG                                                       30,101            1,363,785
              Sektkellerei Schloss Wachenheim AG                                      15,120              180,559
            * Senator Entertainment AG                                                   980                1,480
            * SGL Carbon AG                                                           57,758              738,308
            * SHS Informationssysteme AG                                               9,737               44,284
            * Silicon Sensor International AG                                          2,122               25,190
          * # Singulus Technologies AG                                                46,050              507,523
              Sinner AG, Karlsruhe                                                     4,160               55,427
            * SinnerSchrader AG                                                        8,412               14,182
              Sixt AG                                                                 19,433              495,472
            * Sm Wirtschaftsberatungs AG                                               3,350               23,921
              Software AG                                                             39,230            1,616,328
              Stada Arzneimittel AG                                                   84,036            3,065,228

              Stahl (R.) AG                                                            6,300              136,616
            * Steag Hamtech AG                                                        35,473               75,495
            * Stoehr & Co. AG                                                         16,000               67,962
            * Strabag AG                                                               4,840              292,894
              Stratec Biomedical Systems AG                                            3,200              100,259
              Stuttgarter Hofbraeu AG                                                 18,000              629,523
            * Sued-Chemie AG                                                          29,146            1,442,600
            * Suess Microtec AG                                                       17,785              110,608
              Syskoplan AG                                                             3,300               24,443
              Syzygy AG                                                               18,000               98,598
              Takkt AG                                                                87,707              847,036
            * TDS Informationstechnologie AG                                          10,411               29,311
            * Techem AG                                                               29,076            1,229,979
              Technotrans AG                                                           9,778              183,370
            * Telegate AG                                                             20,500              387,332
            * Teles AG Informationstechnologien                                       26,657              291,747
            * Textilgruppe Hof AG                                                     12,170               99,487
            * TFG Venture Capital AG & Co. KGAA                                       16,727               51,730
            * Tomorrow Focus AG                                                       42,650              111,846
            * TTL Information Technology AG                                            6,400               23,215
            * TV Loonland AG                                                           7,000               15,890
              Umweltbank AG                                                            7,227               84,625
              United Internet AG                                                      85,759            2,426,718
            * Utimaco Safeware AG                                                     12,200               98,377
            * Value Management & Research AG                                          14,150               56,447
            * Varetis AG                                                               3,439               47,975
            * VBH (Vereinigter Baubeschlag-Handel) AG                                  9,415               28,713
            * Vereinigte Deutsche Nickel-Werke AG                                     12,150                6,327
            * Vivacon AG                                                               7,820              109,454
              Vossloh AG                                                              21,469            1,003,689
            * W.O.M. World of Medicine AG                                             11,983               46,299
              Wanderer-Werke AG                                                        7,903              294,471
            * WaveLight Laser Technologies AG                                          1,159               21,736
            * WCM Beteiligungs AG                                                    440,394              223,642
              Westag and Getalit AG, Rheda-Wiedenbrueck                                7,000               85,713
              Wuerttembergische Lebensversicherung AG                                 11,330              235,045
              Wuerttembergische Metallwarenfabrik AG                                  30,330              519,625
            * Zapf Creation AG                                                         7,500               87,091
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $69,358,922)                                                                                 98,979,522
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Evotec Biosystems AG Rights 06/22/05                                    67,521                2,180
            * FJH AG Rights 07/04/05                                                   9,454                    0
                                                                                                 ----------------
    TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                               2,180
                                                                                                 ----------------

    TOTAL -- GERMANY
    (Cost $69,358,922)                                                                                 98,981,702
                                                                                                 ----------------

    ITALY -- (6.5%)
    COMMON STOCKS -- (6.5%)
              Acea SpA                                                               163,000            1,842,883
              Acegas SpA                                                              36,106              395,788

            * Actelios SpA                                                            25,801              199,585
              Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)              122,707              798,240
            # Aem Torino SpA                                                         507,240            1,273,716
              Aeroporto de Firenze SpA                                                 6,000               93,421
            * Alitalia Linee Aeree Italiane SpA Series A                           3,706,002            1,103,146
              Amplifon SpA                                                            18,242            1,158,075
              Astaldi SpA                                                             77,523              466,040
              Azienda Mediterranea Gas e Acqua SpA                                   360,014              755,030
            # Banca Ifis SpA                                                          19,351              224,951
              Banca Intermobiliare di Investimenti e Gestoni SpA                     132,998            1,083,373
              Banca Popolare Dell'etruria e Del Lazio Scrl                            36,408              490,944
              Banca Profilo SpA                                                      114,243              258,275
              Banco di Desio e della Brianza SpA                                     109,105              846,191
            # Banco Piccolo Valellinese Scarl SpA                                     86,233            1,202,932
            * Beghelli SpA                                                           142,000              106,034
              Benetton Group SpA                                                       8,444               77,489
              Beni Stabili SpA, Roma                                               1,309,500            1,337,527
              Biesse SpA                                                              17,100               84,251
              Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma               9,675              332,672
              Bremba SpA                                                              74,782              563,439
              Buzzi Unicem SpA                                                        94,100            1,365,158
              Caltagirone Editore SpA                                                132,868            1,141,133
              Caltagirone SpA                                                        178,399            1,396,217
              CAMFIN (Cam Finanziaria)                                                36,527               94,673
              Carraro SpA                                                             34,400              169,940
              Cementir Cementerie del Tirreno SpA                                    249,704            1,197,286
              Centrale del Latte di Torino & Co. SpA                                   4,182               23,230
              CIR SpA (Cie Industriale Riunite), Torino                              591,100            1,629,357
            * Cirio Finanziaria SpA                                                  175,000               36,849
            # Class Editore SpA                                                       83,868              170,827
          * # CMI SpA                                                                 90,302              362,133
            * Coats Cucirini SpA                                                      30,000               37,261
            * Compagnia Immobiliare Azionaria                                         44,000               10,359
              Credito Artigiano SpA                                                  114,446              449,586
            # Credito Bergamasco SpA                                                   6,102              180,829
            # Cremonini SpA                                                          135,428              382,697
            * CSP International Industria Calze SpA                                   10,000               12,708
            # Danieli & C.Officine Meccaniche SpA                                     66,500              409,895
              Davide Campari - Milano SpA                                            275,990            2,021,598
            # De Longhi SpA                                                          139,386              483,323
          * # Ducati Motor Holding SpA                                               129,900              154,027
              Emak SpA                                                                27,000              147,053
              Erg SpA                                                                173,330            3,348,212
              Ergo Previdenza SpA                                                     95,165              604,959
              Esprinet SpA                                                            37,000              233,344
            * Fiera Milano SpA                                                         3,484               42,931
            * Finarte Casa d'Aste SpA (Milano)                                        56,266               64,197
            * Finarte Partecipazioni Pro Arte SpA                                    242,693               23,995
          * # Finmatica SpA                                                           35,900               99,010
              Gabetti Holding SpA                                                     55,000              267,407
              Gefran SpA                                                              11,000               62,522
            # Gemina SpA                                                             331,283              640,586
              Gewiss SpA                                                             221,700            1,368,369
            * Giovanni Crespi SpA                                                     49,200               50,727
              Granitifiandre SpA                                                      33,237              291,694
              Gruppo Ceramiche Ricchetti SpA                                          41,000               74,828
              I Grandi Viaggi SpA                                                     28,100               33,801

            * Immobiliare Lombardia SpA                                              425,000              102,909
              Immsi SpA                                                              373,100              759,979
          * # Impregilo SpA                                                           59,230              228,735
            # Industria Macchine Automatique SpA                                      33,671              436,421
              Industria Romagnola Conduttori Elettrici SpA                            17,500               59,185
            # Industrie Zignago S. Margherita SpA                                     52,000            1,179,302
            * Intek SpA                                                              163,776              140,028
              Interpump Group SpA                                                     75,402              482,812
            * ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                           34,500              354,683
              Italmobiliare SpA, Milano                                               20,975            1,323,684
            * Juventus Footbal Club SpA                                               98,000              164,731
              La Doria SpA                                                            22,000               64,353
              Lavorwash SpA                                                           10,000               31,639
              Linificio and Canapificio Nazionale SpA                                 28,995               99,000
              Maffei SpA                                                              52,500              110,045
              Manifattura Lane Gaetano Marzotto & Figli SpA                          138,000            3,586,110
              Mariella Burani Fashion Group SpA                                       26,077              334,631
            * Meliorbanca SpA                                                         90,667              344,992
            # Merloni Elettrodomestici SpA                                           155,000            1,964,023
              Milano Assicurazioni SpA                                               266,700            1,658,771
              Mirato SpA                                                              12,000               97,884
              Modena Energia Territorio Ambiente SpA                                 140,840              502,655
              Monrif SpA                                                             150,000              245,943
            * Montefibre SpA                                                         143,130               53,970
              Navigazione Montanari SpA                                              110,917              368,713
            * Negri Bossi SpA                                                         13,700               33,381
            * NGP SpA                                                                 17,891                7,578
            * Olidata SpA                                                             20,000               22,121
            * Opengate Group SpA                                                       4,000                9,246
            * Pagnossin SpA                                                            9,000                6,482
            * Partecipazioni Italiane SpA                                             41,062               14,112
              Permasteelisa SpA                                                       24,470              377,867
              Pininfarina SpA                                                         31,285              904,156
              Pirelli & C.Real Estate SpA                                              9,600              574,865
              Poligrafici Editoriale SpA                                             132,000              306,399
              Premafin Finanziaria SpA Holding di Partecipazioni, Roma               342,051              643,586
              Premuda SpA                                                            115,214              205,057
            * Ratti SpA                                                               31,768               23,039
              Recordati SpA                                                          234,576            1,686,520
            * Reno de Medici SpA, Milano                                             332,210              285,411
            * Richard-Ginori 1735 SpA                                                140,800               85,136
              Risanamento Napoli SpA                                                 304,043            1,025,389
              Sabaf SpA                                                                9,200              181,126
              SAES Getters SpA                                                        14,750              308,982
            * Schiapparelli 1824 SpA, Milano                                         831,000               45,535
          * # Seat Pagine Gialle SpA, Torino                                       1,927,737              926,043
            * Sirti SpA                                                               29,967               68,761
              SISA (Societa Imballaggi Speciali Asti SpA)                             65,000              196,011
            * SNIA SpA                                                               227,590               29,913
            * Societa Partecipazioni Finanziarie SpA                                  54,060               32,526
              Societe Cattolica di Assicurazoni Scarl SpA                             27,170            1,205,803
            # Socotherm SpA                                                           29,770              322,496
              Sogefi SpA                                                             182,500              965,255
              Sol SpA                                                                 81,830              479,746
            * Sorin SpA                                                              341,385              969,878
            * STA Metallurgica Italiana SpA                                          282,640              221,604
              Stefanel SpA                                                            54,400              244,462

              Targetti Sankey SpA                                                     14,500               95,915
            * Tecnodiffusione Italia SpA                                               3,332                8,064
              Terme Demaniali di Acqui SpA                                           532,000              768,965
          * # Tiscali SpA                                                            296,735              842,825
            # Tod's Group SpA                                                         30,476            1,450,794
              Trevi-Finanziaria Industriale SpA                                       52,400              116,014
            * Vemer Siber Group SpA                                                   46,000               19,816
            * Viaggi del Ventaglio SpA                                                58,380               82,954
              Vianini Industria SpA                                                   52,520              187,055
              Vianini Lavori SpA                                                     180,752            1,573,821
              Vittoria Assicurazioni SpA                                              51,500              515,436
            * Zucchi (Vincenzo) SpA                                                  144,350              623,137
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $41,219,770)                                                                                 67,165,203
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Ratti SpA Rights 07/08/05
    (Cost $0)                                                                         31,768                2,883
                                                                                                 ----------------

    TOTAL -- ITALY
    (Cost $41,219,770)                                                                                 67,168,086
                                                                                                 ----------------

    NETHERLANDS -- (6.4%)
    COMMON STOCKS -- (6.4%)
              Aalberts Industries NV                                                  45,516            2,084,998
              Accell Group NV                                                         17,651              366,058
              AFC Ajax NV                                                             10,787              124,613
              Airspray NV                                                              3,800               95,309
              AM NV                                                                  143,311            1,626,822
              Arcadis NV                                                              20,638              486,243
          * # ASM International NV                                                    92,464            1,478,058
            * Atag Group NV                                                            4,630                1,625
              Athlon Groep NV                                                         34,250              857,451
              Batenburg Beheer NV                                                      3,000              137,495
            * Begemann Groep NV                                                       11,909               41,506
            * Begemann Groep NV Series B                                              13,451                3,256
              Beter Bed Holding NV                                                    14,334              417,401
              Boskalis Westminster NV                                                 65,442            2,550,939
            # Brunel International NV                                                 49,126              625,628
              Buhrmann NV                                                            252,113            2,481,727
          * # Crucell NV                                                              88,757            2,138,406
            * Draka Holding NV                                                        26,175              335,059
            * Econosto NV                                                             32,113              108,944
            # Eriks Group NV                                                          22,542              827,402
              Exact Holding NV                                                        51,660            1,683,480
              Fornix Biosciences NV                                                    8,767              229,252
            * Fox Kids Europe NV                                                      92,021            1,491,911
              Gamma Holding NV                                                        15,705              663,412
              Gemeenschappeljk Bezit Crown van Gelder NV                              12,000              290,837
              Getronics NV                                                           165,249            1,940,130
              Grolsche NV                                                             32,100              912,505
              Grontmij NV                                                              7,109              461,160
          * # Hagemeyer NV                                                         1,095,089            2,586,020
              Heijmans NV                                                             60,267            2,824,630
            * Hitt NV                                                                  3,804               24,835

              ICT Automatisering NV                                                   11,995              178,123
              Imtech NV                                                               49,620            1,737,316
              Kas Bank NV                                                             42,888              892,586
            * Kendrion NV                                                            241,262              425,762
              Koninklijke Bam NV                                                      40,018            2,647,812
            * Koninklijke Frans Maas Groep NV                                         12,349              395,872
              Koninklijke Nedlloyd NV                                                 33,528            2,273,840
              Koninklijke Ten Cate NV                                                 13,515            1,217,352
              Koninklijke Vopak NV                                                    51,376            1,295,568
          * # Laurus NV                                                               92,984              287,314
              MacIntosh NV                                                            15,590              615,974
            * Maverix Capital NV                                                       1,500               68,979
              Nederlandsche Apparatenfabriek                                          14,000              482,709
            * NH Hoteles SA                                                           21,703              288,904
              Nutreco Holding NV                                                      63,904            2,547,708
              NV Holdingsmij de Telegraaf                                             46,153            1,016,388
              Oce NV                                                                 188,258            2,769,469
              Opg Groep NV Series A                                                   28,369            1,980,756
            * Ordina NV                                                               43,184              556,626
          * # Pharming Group NV                                                      163,643              916,402
              Reesink NV                                                               2,050              185,817
              Roto Smeets de Boer NV                                                   2,640              165,958
              Rubber Cultuur Maatschappij Amsterdam NV                                40,800              182,146
            * Samas-Groep NV                                                          27,117              199,675
            * Seagull Holding NV                                                       6,767               27,770
            * Semiconductor Industries NV                                             64,385              318,183
              Sligro Food Group NV                                                    29,495            1,187,491
              Smit Internationale NV                                                  20,578              955,275
              Stern Groep NV                                                           1,236               40,636
              Stork NV                                                                69,531            2,877,531
            * Textielgroep Twenthe NV                                                  1,000                3,025
            * Tulip Computers NV                                                     150,799               32,681
              Twentsche Kabel Holding NV                                              18,244              793,815
            * Unit 4 Agresso NV                                                       18,147              277,072
            # United Services Group NV                                                39,409            1,043,347
              Univar NV                                                               47,480            1,622,321
              Van Der Mollen Holding NV                                               57,660              270,873
          * # Versatel Telecom International NV                                    1,041,167            2,320,217
              Wegener Arcade NV .                                                     70,830              852,796
                                                                                                 ----------------
    TOTAL -- NETHERLANDS
    (Cost $46,443,975)                                                                                 65,849,201
                                                                                                 ----------------

    SWEDEN -- (6.1%)
    COMMON STOCKS -- (6.1%)
          * # Active Biotech AB                                                       38,600              212,138
              Addtech AB Series B                                                     22,300              167,466
              Alfa Laval AB                                                           18,600              268,538
            * Alfaskop AB                                                              3,200                  328
              Angpannefoereningen AB Series B                                         10,800              211,430
            * Anoto Group AB                                                         134,833              224,491
              Aros Quality Group AB                                                    5,500               76,021
            * Artimplant AB Series B                                                  46,000               33,450
              Axfood AB                                                               73,400            1,838,972
              Axis AB                                                                 76,994              276,487

              B & N Bylock & Nordsjoefrakt AB Series B                                83,600              304,250
              Ballingslov International AB                                            13,000              199,766
              Beiger Electronics AB                                                   11,700              132,569
              Beijer AB Series B                                                      11,700              202,797
              Beijer Alma AB Series B                                                 10,400              183,567
              Bergman & Beving AB Series B                                            36,200              397,872
              Biacore International AB                                                11,150              290,854
              Bilia AB Series A                                                      116,725            1,954,476
              Billerud AB                                                             58,700              702,318
            * BioGaia AB Series B                                                      7,000               11,841
            * Boliden AB                                                             203,900              876,954
            * Bong Ljungdahl AB                                                        9,000               63,359
            * Boras Waefveri AB Series B                                               8,600               29,750
            * Boss Media AB                                                           73,700              260,278
            * Capio AB                                                               121,900            1,792,760
              Capona AB                                                               25,400              333,864
              Carbo AB                                                                37,100              875,437
              Castellum AB                                                            60,900            2,477,976
              Cloetta AB Series B                                                     22,250              604,053
              Concordia Maritime AB Series B                                          37,300              170,148
            * Consilium AB Series B                                                    5,246               21,452
              D. Carnegie & Co. AB                                                    88,200            1,042,064
            * Doro AB Series A                                                           400                1,938
            * Duroc AB Series B                                                        2,700                7,584
            * Elekta AB                                                               37,000            1,533,373
              Elverket Vallentuna AB                                                   8,050               52,432
            * Enea Data AB Series B                                                  505,000              321,107
              Eniro AB                                                               154,000            1,749,164
              Expanda AB                                                               6,547               33,847
              Fabege AB                                                              164,145            3,572,589
              Fagerhult AB                                                            14,100              221,319
          * # Framtidsfabriken AB                                                    966,000               76,407
            * Frontec AB Series B                                                     50,800               66,323
              Getinge AB                                                             176,604            2,402,824
              Geveko AB Series B                                                       8,300              186,679
            * Glocalnet AB                                                           187,500               95,348
              Gunnebo AB                                                              50,000              461,441
            * Gunnebo Industrier AB                                                   10,000              103,049
              Haldex AB                                                               39,000              680,368
              Heba Fastighets AB Series B                                             13,500              224,396
              Hexagon AB                                                              10,716              216,578
              Hiq International AB                                                    47,889              225,852
              HL Display AB Series B                                                   6,000               84,328
              Hoganas AB Series B                                                     38,200            1,022,641
            * IBS AB Series B                                                         95,200              241,284
          * # Industrial & Financial Systems AB Series B                             118,600              115,467
            * Industrifoervaltnings AB Skandigen                                      63,975              211,848
            * Intentia International AB Series B                                     171,420              352,047
            * Intrum Justitia AB                                                     115,700              800,580
            # Invik and Co. AB Series B                                              155,400            1,303,409
            * JM AB                                                                   29,800              962,960
              Karlshamns AB                                                           23,800              451,139
            * Klippans Finpappersbruk AB                                               5,800                6,675
              Klovern AB                                                             189,976              619,447
              Kungsleden AB                                                           73,100            1,923,549
              Lagercrantz Group AB Series B                                           31,800               85,378
            * LB Icon AB                                                              14,530               76,187

              Lennart Wallenstam Byggnads AB Class B                                  83,500            1,041,570
              Lindex AB                                                               16,100              751,211
              Ljungberg Gruppen AB Series B                                            3,800              104,889
            * Lundin Mining Corp.                                                      4,323               36,068
            * Lundin Petroleum AB                                                    322,400            2,765,880
            * Mandator AB                                                            220,520               41,674
              Meda AB Series A                                                        67,125              683,190
            * Medivir Series B                                                        10,650               81,454
            * Micronic Laser Systems AB                                               50,800              567,311
            * Modern Times Group AB Series B                                          48,700            1,487,622
            * Munters AB                                                               6,900              152,336
              Naerkes Elektriska AB Series B                                           4,250               69,666
              NCC AB Series B                                                        118,100            1,769,229
              Nefab AB                                                                20,400              124,664
            * Net Insight AB Series B                                                369,000               95,200
              New Wave Group AB                                                       20,800              366,842
              Nibe Industrier AB                                                      23,500              598,059
              Nobia AB                                                                77,600            1,126,373
            # Nolato AB Series B                                                      42,840              291,417
              Observer AB                                                            137,856              584,978
              OEM International AB Series B                                            7,100              114,364
            * OMHEX AB                                                               129,100            1,467,846
              Orc Software AB                                                         16,500              121,167
            * Ortivus AB                                                              11,507               40,835
              Partnertech AB                                                          12,300              133,600
              PEAB AB Series B                                                       105,200            1,109,766
            * Pergo AB                                                                43,300              176,318
              Poolia AB Series B                                                      18,150               80,815
              Prevas AB Series B                                                      16,000               38,101
            * Pricer AB Series B                                                     641,500               77,819
            * Proact It Group AB                                                      15,000               35,835
            * Proffice AB                                                             72,800              121,723
              Profilgruppen AB                                                         4,000               33,801
              Protect Data AB                                                         13,500              196,469
            * PyroSequencing AB                                                       51,940               70,495
            # Q-Med AB                                                                34,000              769,539
            * Readsoft AB Series B                                                    24,800               94,838
            # Rottneros Bruk AB                                                      366,600              342,472
              Salus Ansvar AB Series B                                                12,900               50,323
              Sardus AB                                                               11,200              141,540
            * Scribona AB Series A                                                    40,100               73,662
            * Scribona AB Series B                                                    56,300              104,374
            * Semcon AB                                                               18,300              110,499
          * # Sigma AB Series B                                                       25,800               44,895
            * Sintercast AB                                                            5,600               45,125
              Skistar AB                                                              23,300              408,611
              SSAB Swedish Steel Series A                                             60,300            1,385,794
              SSAB Swedish Steel Series B                                             17,100              375,915
            * Studsvik AB                                                              4,400               80,345
              Sweco AB Series B                                                       23,450              422,549
          * # Switchcore AB                                                          185,784               33,562
            * Teleca AB Series B                                                      73,000              341,477
            * Telelogic AB                                                           352,200              673,209
            * Teligent AB                                                             26,200               83,028
            * Ticket Travel Group AB                                                  15,152               28,731
              Trelleborg AB Series B                                                 137,400            2,032,279
              TV 4 AB Series A                                                        22,200              367,263

              Uniflex AB Series B                                                      3,630               23,072
              VBG AB Series B                                                            271                4,609
            * Vitrolife AB                                                             7,500               18,896
            * Wedins Skor & Accessoarer AB                                             8,900               60,243
              Westergyllen AB Series B                                                 8,600               56,676
            * Wihlborgs Fastigheter AB                                                32,829              798,468
              Wilh. Sonesson AB Series A                                               4,160               13,846
              Wilh. Sonesson AB Series B                                               4,160               12,794
            # WM-Data AB Series B                                                    460,600            1,154,390
              Xponcard Group AB                                                        3,900               88,015
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $39,228,752)                                                                                 63,526,909
                                                                                                 ----------------

    INVESTMENT IN CURRENCY -- (0.0%)
            * Swedish Krona
    (Cost $6,215)                                                                                           6,142
                                                                                                 ----------------

    TOTAL -- SWEDEN
    (Cost $39,234,967)                                                                                 63,533,051
                                                                                                 ----------------

    FINLAND -- (4.9%)
    COMMON STOCKS -- (4.9%)
              Alandsbanken AB Series B                                                 7,790              175,357
          * # Aldata Solutions Oyj                                                   124,635              260,733
              Amanda Capital Oyj                                                      25,870               64,607
              Amer-Yhtymae Oyj Series A                                              141,760            2,692,996
              Aspo P.L.C.                                                             42,300              359,527
              Aspocomp Group P.L.C.                                                   25,476              120,223
              Basware Oyj                                                              7,050               76,459
            * Benefon Oy                                                              85,900               51,813
            * Biotie Therapies Oyj                                                    39,754               37,457
              Capman Oyj Series B                                                     12,485               38,737
              Componenta Oyj                                                          11,200               94,504
            # Comptel Oyj                                                            149,541              276,349
              Efore Oy                                                                25,840               51,385
              Elcoteq Network Oyj                                                     44,060              863,969
            # Elektrobit Group Oyj                                                   138,920              415,489
              Elisa Communications Corp.                                              83,260            1,300,751
            * Eq Online Oyj                                                           23,900               58,991
              Etteplan Oyj                                                             6,000               42,675
            * Evox Rifa Group Oyj                                                    189,210               25,203
              Finnair Oyj                                                            118,150            1,013,123
              Finnlines Oyj                                                           78,360            1,290,223
              Fiskars Oy AB Series A                                                  82,728            1,059,711
            * F-Secure Oyj                                                           156,528              355,570
              HK Ruokatalo Oy Series A                                                44,760              536,381
              Honkarakenne Oy Series B                                                 3,030               18,375
            # Huhtamaki Van Leer Oyj                                                 147,650            2,490,016
              Ilkka-Yhtyma Oyj                                                        19,360              216,687
            * Incap Oyj                                                               11,000               23,228
              J.W. Suominen Yhtyma Oy                                                 17,955               80,316
              Jaakko Poyry Group Oyj                                                  16,810              503,867
              Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                       4,500               66,438
              KCI Konecranes International Oyj                                        29,900            1,274,580
              Kemira GrowHow Oyj                                                      25,160              205,575

              Kemira Oyj                                                             139,200            1,789,719
              Kesko Oyj                                                               32,060              804,598
              Laennen Tehtaat Oy                                                       8,670              139,164
              Lassila & Tikanoja Oyj                                                  68,276            1,283,111
              Lemminkainen Oy                                                         16,600              462,526
              Leo Longlife Oy                                                          7,830               46,814
              Martela Oy                                                               1,060                9,839
              Metsaemarkka Oyj Series B                                                1,332               10,711
              M-Real Oyj Series B                                                     89,000              482,066
              New Kyro Corp. Oyj                                                      91,340              470,485
              Nokian Renkaat Oyj                                                     158,900            2,897,631
              Nordic Aluminium Oy                                                      1,900               29,985
            * Okmetic Oyj                                                             21,204               58,365
              Okobank Class A                                                        101,080            1,647,124
              Olvi Oyj Series A                                                        8,020              173,466
              Orion-Yhtyma Oyj Series A                                               41,180              791,446
              Orion-Yhtyma Oyj Series B                                               60,920            1,173,399
              Oy Stockmann AB Series B                                                53,350            1,902,794
              Perlos P.L.C. Warrants 04/04/04                                         76,811              617,989
              PK Cables Oyj                                                           19,990              250,370
            * Pmj Automec Oyj                                                         45,410               51,522
              Pohjola Group P.L.C. Series D                                          146,205            2,121,552
              Ponsse Oyj                                                              12,600              285,035
            * Proha Oyj                                                               82,532               46,805
              Raisio Group P.L.C. Series V                                           299,423              883,486
              Rakentajain Koneuvokrammo Oy                                            10,260               90,613
              Ramirent Oyj                                                            24,540              460,489
              Rapala VMC Oyj                                                          36,040              257,434
              Rautaruukki Oyj Series K                                               188,780            2,816,110
              Raute Oy Series A                                                        4,190               56,630
              Rocla Oy                                                                 2,900               42,509
            * Satama Interactive Oyj                                                  70,900               77,323
              Saunalahti Group Oyj                                                   141,454              346,600
            # Scanfil Oyj                                                             63,879              274,184
              Sponda Oyj                                                             109,111            1,122,228
              SSH Communications Oyj                                                  44,900               57,385
              Stockmann Oyj AB                                                        35,240            1,258,234
            * Stonesoft Corp.                                                         49,279               37,438
              Sysopen P.L.C.                                                          16,020               84,705
              Talentum Oyj                                                            36,600              150,260
            * Tecnomen Holding Oyj                                                   112,970              213,034
              Teleste Corp. Oyi                                                       21,249              174,085
              Tieto-X Oyj                                                             10,200               43,156
              Tulikivi Oyj                                                             5,710               45,290
              Turkistuottajat Oy                                                       4,290               39,521
              Uponor Oyj Series A                                                    129,000            2,507,825
              Vacon Oyj                                                               14,537              249,768
            # Vaisala Oy Series A                                                     21,200              522,042
              Viking Line AB                                                          10,560              270,157
              Wartsila Corp. Oyj Series B                                             99,690            2,874,598
              Yit-Yhtymae Oyj                                                         67,708            2,260,168
                                                                                                 ----------------
    TOTAL -- FINLAND
    (Cost $30,540,005)                                                                                 50,903,103
                                                                                                 ----------------

    DENMARK -- (4.1%)
    COMMON STOCKS -- (4.1%)
              Aarhus Oliefabrik A.S. Aeries A                                          4,950              458,416
            * Alm. Brand A.S.                                                         28,360            1,024,099
              Amagerbanken A.S.                                                        2,734              521,767
              Ambu International A.S. Series B                                         3,000               66,531
              Amtssparekassen Fyn A.S.                                                 2,243              446,051
              Arkil Holdings A.S. Series B                                               270               39,269
              Bang & Olufsen Holding A.S. Series B                                    13,387              937,772
          * # Bavarian Nordic A.S.                                                     4,930              431,766
            * Brodrene Hartmann A.S. Series B                                          5,865              153,943
            * Brondbyernes I.F. Fodbold A.S. Series B                                  2,000               22,404
              Bryggerigruppen A.S.                                                     8,515              689,472
            # Christian Hansen Holding A.S. Series B                                  10,855            1,643,323
              Codan A.S.                                                              43,400            2,173,289
              Dalhoff, Larsen & Hornemann A.S. Series B                                1,370              137,786
              Dampskibsselsk Torm A.S.                                                49,460            2,662,896
              Dantherm Holding A.S.                                                    2,400               46,203
              Danware A.S.                                                             4,185               81,642
              DFDS A.S., Copenhagen                                                   11,760              801,951
              DiskontoBanken A.S.                                                        743              175,151
              DSV, De Sammensluttede Vognmaend A.S.                                   22,630            1,919,383
              East Asiatic Co., Ltd.                                                  22,723            1,604,048
              Edb Gruppen A.S.                                                         3,230              107,717
            * Fimiston Resources & Technology, Ltd.                                      400                7,155
              FLS Industries Series B                                                 73,180            1,480,527
              Fluegger A.S. Series B                                                   2,913              292,785
              Foras Holding A.S. Series A                                             13,292              172,895
              Forstaedernes Bank                                                       4,322              423,846
            * Genmab A.S.                                                             28,629              496,229
            * Glunz & Jensen A.S.                                                      1,470               20,431
              GN Great Nordic A.S.                                                   210,980            2,382,053
              H&H International A.S. Series B                                          1,140              240,705
            * Hadsten Bank                                                                70               12,436
              Harboes Bryggeri A.S.                                                      575              254,276
              Hedegaard (Peder P.) A.S.                                                  660               64,186
              Hojgaard Holding A.S. Series B                                           2,500               89,227
            * IC Co. A.S.                                                              3,510              156,504
            * Incentive A.S.                                                           3,575               10,742
            * Jyske Bank A.S.                                                         75,520            3,313,758
              Kjobenhavns Sommer Tivoli A.S.                                             580              278,286
              Koebenhavns Lufthavne                                                    9,910            2,352,055
              Lan & Spar Bank A.S.                                                     2,250              114,263
            * Lastas A.S. Series B                                                     3,600               38,817
              Lollands Bank A.S.                                                         750               35,380
            * Maconomy A.S.                                                            6,000               11,470
          * # Neurosearch A.S.                                                         9,160              430,873
              NKT Holding A.S.                                                        30,245            1,131,302
              Nordjyske Bank A.S.                                                        920              204,704
            * NTR Holdings A.S.                                                        1,130               18,696
              Oestjydsk Bank                                                             550               73,154
              Per Aarsleff  A.S. Series B                                              1,545               95,233
            * Pharmexa A.S.                                                           12,940               51,248
              Ringkjobing Bank                                                         1,670              160,342
              Ringkjobing Landbobank                                                   1,620              748,762
              Rockwool, Ltd.                                                          24,520            1,683,096
            * RTX Telecom A.S.                                                         8,400              102,109

              Salling Bank                                                               250               27,025
              Sanistal A.S. Series B                                                   1,786              172,392
            * SAS Danmark A.S.                                                        34,300              291,942
              Satair A.S.                                                              1,350               38,521
              Schouw & Co. A.S.                                                       15,485              471,607
              Simcorp A.S.                                                             5,240              472,430
              Sjaelso Gruppen A.S.                                                     2,388              466,833
              Skjern Bank A.S.                                                           725               75,338
            * Sondagsavisen A.S.                                                      21,165              124,720
              Spar Nord Bank A.S.                                                      6,823              969,070
              Sparbank Vest A.S.                                                       6,600              380,439
              Sparekassen Faaborg A.S.                                                   481              188,108
              Sydbank A.S.                                                            81,720            1,837,309
            # Thrane & Thrane A.S.                                                     5,258              207,227
            * TK Development                                                          12,478              122,441
            * Topdanmark A.S.                                                         28,300            2,061,081
              Treka A.S.                                                               8,498              247,802
              Vestfyns Bank                                                              200               29,582
              Vestjysk Bank A.S.                                                      10,800              433,153
              VT Holdings Shares B                                                     3,130              177,699
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $17,204,519)                                                                                 41,887,143
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Bavarian Nordic A.S. Rights 06/14/05                                     4,930               35,631
            * Forstaedernes Bank Rights 06/07/05                                       4,320               12,033
                                                                                                 ----------------
    TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                              47,664
                                                                                                 ----------------

    INVESTMENT IN CURRENCY -- (0.0%)
            * Danish Krone
    (Cost $2,654)                                                                                           2,633
                                                                                                 ----------------

    TOTAL -- DENMARK
    (Cost $17,207,173)                                                                                 41,937,440
                                                                                                 ----------------

    GREECE -- (3.8%)
    COMMON STOCKS -- (3.8%)
            * A. Cambas Holding & Real Estate S.A.                                    54,237              128,087
            * Aegek S.A.                                                              99,835               51,414
            * Agrotiki Insurance S.A.                                                 34,455               92,732
              Aktor Technical Co. S.A.                                               196,380              729,912
              Alco Hellas ABEE S.A.                                                   38,730               55,839
            * Alfa Alfa Energy S.A.                                                    3,810                6,387
            * Alfa-Beta Vassilopoulos S.A.                                            15,172              226,270
              Alisida S.A.                                                             2,160                5,393
            * Allatini Industrial & Commercial Co.                                    15,370               34,074
              Alpha Credit Bank                                                        6,552              174,305
              Alte Technological Co. S.A.                                             85,048                8,155
            * Altec Information & Communication Systems S.A.                          80,278               33,762
              Alumil Milonas S.A.                                                     27,516               75,421
            * Aluminum of Attica S.A.                                                104,982               24,052
              Anek Lines S.A.                                                         60,821               74,285
              Arcadia Metal Industry C. Rokas S.A.                                    22,389              213,845

              AS Co. S.A.                                                             25,370               18,059
            * Aspis Bank S.A.                                                         77,854              284,632
            * Aspis Pronia General Insurance S.A.                                     48,640               45,253
            * Astir Palace Vouliagmenis S.A.                                          58,560              389,923
            * Athens Medical Center S.A.                                             104,974              216,551
            * Athens Water Supply & Sewage Co. S.A.                                   53,245              383,220
              Atlantic Super Market S.A.                                              15,456               23,899
              Attica Holdings S.A.                                                   156,234              514,639
            * Attica Publications S.A.                                                16,674               61,973
            * Atti-Kat S.A.                                                           88,984               45,960
              Autohellas S.A.                                                         44,980              184,524
            * Babis Vovos S.A.                                                        50,982              778,210
              Balafas Construction Holdings S.A.                                      15,200                3,495
            * Bank of Attica S.A.                                                    115,721              632,813
              Bank of Greece                                                          21,842            2,860,897
              Bank of Piraeus S.A.                                                   163,829            3,041,778
              Benrubi S.A.                                                            11,121               51,281
              Betanet S.A.                                                            11,220               39,549
            * Bitros Holdings S.A.                                                    19,302               48,184
              Byte Computers S.A.                                                     17,230               32,751
            * Chipita S.A.                                                            76,902              220,947
            * Commercial Bank of Greece                                                1,960               58,192
            * Compucon Computer Applications S.A.                                     11,260                4,190
              Computer Peripherals International S.A.                                  9,110                6,498
              Cyclon Hellas S.A                                                       18,131               11,348
              Daios Plastics S.A.                                                     16,350              117,326
              Delta Holdings S.A.                                                     33,747              285,156
            * Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.                 38,330               68,355
              Dionic S.A.                                                             12,948                9,347
              Domiki Krittis S.A.                                                     17,730                8,545
              Dynamic Life S.A.                                                       16,440               10,743
            * Edrasi Psalllidas Technical Co. S.A.                                    31,108               24,386
              Egnatia Bank S.A.                                                      117,107              379,714
              El. D. Mouzakis S.A.                                                    31,653               20,064
              Elais Oleaginous Production S.A.                                        16,707              404,942
            * Elbisco Holding S.A.                                                    56,000              383,635
              Elektrak S.A.                                                           14,040               33,178
              Elektroniki of Athens S.A.                                              21,560               62,533
            * Elephant S.A.                                                           26,310                2,543
              Elgeka S.A.                                                             18,590               42,875
              Elmec Sport S.A.                                                        64,256              132,318
              Elton S.A.                                                              18,640               15,036
            * Empedos S.A.                                                            15,974                1,546
              ETEM S.A. Light Metals Industry                                         37,502               61,220
            * Ethniki General Insurance Co. S.A.                                     118,768              521,314
            * Etma Rayon S.A.                                                         11,242               22,429
            * Euro Reliance General Insurance                                         14,830               29,765
            * Eurodrip S.A.                                                           11,620               24,287
              Euromedica S.A.                                                         33,300               73,706
            * European Techniki                                                       32,750                9,115
              Everest S.A.                                                            30,730               52,493
              Evrofarma S.A.                                                           9,500               11,364
              F.G. Europe SA Common Registered Shares                                  4,536               17,700
            * Fanco S.A.                                                              10,110                1,571
            * Forthnet S.A.                                                           17,510               99,379
              Fourlis S.A.                                                            64,420              536,523
              Frigoglass S.A.                                                         49,990              271,598

              G.Polyhronos S.A.                                                       10,580                8,923
              Galaxidi Fish S.A.                                                      12,940                6,522
              General Commercial & Industry                                           24,060               20,021
            * General Hellenic Bank                                                   35,139              326,750
              Germanos S.A.                                                           61,810            2,066,641
              Goody's S.A.                                                            17,740              265,668
              Halkor S.A.                                                            121,226              216,531
              Hatziioannou S.A.                                                       44,200               37,308
            * Hellas Can Packaging Manufacturers S.A.                                 27,902              245,303
            * Hellenic Cables S.A.                                                    26,908               25,963
              Hellenic Duty Free Shops S.A.                                           80,020            1,390,248
              Hellenic Fabrics S.A.                                                   17,110               41,119
              Hellenic Sugar Industry S.A.                                            35,750              126,036
              Hellenic Technodomiki S.A.                                             224,647            1,127,784
              Heracles General Cement Co.                                             93,293              948,692
              Hermes Real Estate S.A.                                                 78,424              337,763
            * Hippotour S.A.                                                          12,155               14,627
              Hyatt Regency S.A.                                                     130,260            1,421,598
              Iaso S.A.                                                               54,510              221,240
              Iktinos Hellas S.A.                                                      6,500                9,576
              Inform P. Lykos S.A.                                                    20,610               83,497
              Informatics S.A.                                                         3,778                1,226
            * Intersat S.A.                                                           19,392                8,214
            * Intertech S.A.                                                          12,236               41,611
              Intracom Constructions S.A.                                             30,520               34,220
            * Intracom S.A.                                                          199,316            1,009,081
            * Ionian Hotel Enterprises S.A.                                           16,754              196,537
              Ipirotiki Software & Publications S.A.                                  22,110               51,827
            * J Boutaris & Son Holding S.A.                                           28,150               20,686
              J&P-Avax S.A.                                                          100,626              449,526
              Kalpinis - N. Simos Steel Service Center                                12,432               51,139
              Karelia Tobacco Co., Inc. S.A.                                           2,160              165,494
              Kathimerini S.A.                                                        21,240              150,570
              Katselis Sons S.A.                                                      18,000               47,772
              Kego S.A.                                                               21,670               25,139
              Kekrops S.A.                                                             2,244               29,378
            * Keramia-Allatini S.A. Industrielle Commerciale & Technique              10,368                9,003
            * Klonatex Group S.A. Bearer Shares                                       20,351               14,108
            * Kordellou Brothers S.A.                                                 12,300               17,936
            * Lambrakis Press S.A.                                                   107,586              353,843
              Lampsa Hotel Co.                                                        19,051              145,595
            * Lan-Net S.A.                                                            31,675               35,900
            * Lavipharm S.A.                                                          39,294               36,447
              Lazarides Vineyards S.A.                                                18,326               23,340
            * Logic Dis S.A.                                                          77,230               27,884
            * Loulis Mills S.A.                                                       15,382               24,161
              Mailis (M.J.) S.A.                                                     101,594              431,771
            * Maritime Company of Lesvos S.A.                                         30,753               12,248
            * Maxim Knitwear Factory C.M. Pertsinidis                                 16,360                4,916
              Medicon Hellas S.A.                                                      2,860               15,133
              Mesochoritis Bros. Construction Co. S.A.                                23,700                8,555
              Metka S.A.                                                              59,820              532,004
              Michaniki S.A.                                                         108,755              226,750
              Minerva Knitwear                                                         5,140                6,211
              Minoan Lines S.A.                                                       98,789              323,314
              MLS Multimedia S.A.                                                      8,300                7,005
              Mochlos S.A.                                                           101,679               34,313

              Motor Oil (Hellas) Corinth Refineries S.A.                             211,380            3,126,013
            * Multirama S.A.                                                             500                4,073
              Mytilineos Holdings S.A.                                                47,000              584,136
            * N. Levederis S.A.                                                        8,355                6,941
              N.B.G. Real Estate Development Co.                                     163,170              720,443
            * Naoussa Spinning Mills S.A.                                             76,407               10,917
            * Naytemporiki S.A.                                                       26,080               40,454
            * Neochimiki Lv Lavrentiadis S.A.                                         30,890              152,295
            * Neorion-Syro's Shipyards S.A.                                           27,210               22,623
            * Newsphone Hellas Audiotex S.A.                                          23,890               96,977
            * Nexans Hellas S.A.                                                       3,003                5,409
              Nikas S.A.                                                              25,287              140,208
              Notos Com.Holdings S.A.                                                 94,554              353,896
              Pantechniki S.A.                                                        50,460               82,123
            * Pegasus Publishing & Printing S.A.                                      58,590              116,313
              Persefs S.A. Health Care                                                23,592               11,641
              Petros Petropoulos S.A.                                                  7,360               48,360
            * Petzetakis S.A.                                                         32,935               40,552
            * Pilias S.A.                                                            103,584               17,518
              Pipeworks L. Girakian Profil S.A.                                       11,730               16,146
              Piraeus Leasing                                                          5,765               42,230
            * Prodeftiki Technical Co.                                                32,257                9,695
            * Promota Hellas S.A.                                                     26,580                7,009
              Rilken S.A.                                                              1,982               11,448
            * Sanyo Hellas S.A.                                                       59,251               40,669
              Sarantis S.A.                                                           43,940              315,291
              Sato S.A.                                                               28,850               27,089
            * Selected Textile Industry Assoc. S.A.                                   44,649               16,039
              Sfakianakis S.A.                                                        13,390               69,381
            * Sheet Steel S.A.                                                        25,850                3,722
            * Shelman Hellenic-Swiss Wood S.A.                                        38,042               41,842
            * Silver and Baryte Ores Mining Co. S.A.                                  38,361              285,704
              Spyroy Agricultural House S.A.                                          22,258               27,131
            * Stabilton S.A.                                                          27,530                2,665
              Strintzis Shipping Lines S.A.                                          150,740              170,467
              Technical Olympic S.A.                                                 180,370            1,083,482
            * Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                        13,910                3,535
              Teletypos S.A. Mega Channel                                             36,227              141,543
              Terna Tourist Technical & Maritime S.A.                                 63,180              432,454
            * Themeliodomi S.A.                                                       37,422               15,758
              Thrace Plastics Co. S.A.                                                45,500               59,939
              Uncle Stathis S.A.                                                      10,999               76,601
              Unisystems S.A.                                                         41,820               69,261
              Vardas S.A.                                                             13,780               30,851
            * Varvaressos S.A. European Spinning Mills                                 7,200                3,208
            * Veterin S.A.                                                            18,984               19,105
              Viohalco S.A.                                                          296,585            1,905,793
              Vioter S.A.                                                             80,590               92,365
            * Vis Container Manufacturing Co.                                          4,259               11,583
            * Zampa S.A.                                                                 830                9,818
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $38,206,077)                                                                                 39,764,788
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Geniki Bank SA Rights 08/01/05
    (Cost $0)                                                                         35,139               28,643
                                                                                                 ----------------

    PREFERRED STOCKS -- (0.0%)
            * Egnatia Bank S.A.
    (Cost $8,592)                                                                      3,196                9,672
                                                                                                 ----------------

    TOTAL -- GREECE
    (Cost $38,214,669)                                                                                 39,803,103
                                                                                                 ----------------

    NORWAY -- (3.8%)
    COMMON STOCKS -- (3.8%)
            * Acta Holding ASA                                                        50,000               98,121
            * Aker Kvaerner OGEP ASA                                                  45,609            1,848,586
              Aker Yards ASA                                                          28,121            1,075,390
              Aktiv Kapital ASA                                                       57,017              870,740
              Arendals Fosse Kompani ASA                                                 100               11,095
            * Blom ASA                                                                18,367               36,571
              Bonheur ASA                                                             16,850            1,095,509
            * Choice Hotel Scandinavia ASA                                            27,740               91,274
            * Corrocean ASA                                                           19,321                9,413
              Det Norske Oljeselskap ASA                                             368,954            1,415,399
            # DOF ASA                                                                 97,006              429,263
            # EDB Elektronisk Data Behandling ASA                                    149,417            1,093,726
              Ekornes ASA                                                             56,490            1,096,320
            * Eltek ASA                                                               40,842              483,936
              Expert ASA                                                              48,758              527,653
              Farstad Shipping ASA                                                    60,790              785,987
          * # Fjord Seafood ASA                                                      783,483              514,730
            * Fred Olsen Energy ASA                                                   91,600            2,328,181
              Ganger Rolf ASA                                                          6,690              405,996
              Gresvig ASA                                                              4,590               29,297
            * Home Invest ASA                                                         15,077               11,537
            * Independent Oil Tools ASA                                               75,603               20,826
            * Itera Consulting Group ASA                                              90,000               41,995
            # Kongsberg Gruppen ASA                                                   49,500              748,850
            * Kverneland ASA                                                          16,160              194,689
              Leroy Seafood Group ASA                                                 23,800              191,408
          * # Merkantildata ASA                                                      320,521               96,906
              Natural ASA                                                             10,143               47,242
          * # Nera ASA                                                               187,753              385,065
            * Nordic Semiconductor ASA                                                25,000              249,877
            * Northern Offshore, Ltd.                                                235,400              126,460
            * Ocean Rig ASA                                                          105,531              868,735
              Odfjell ASA Series A                                                    99,640            1,881,328
              Olav Thon Eiendomsselskap ASA                                            8,320              582,176
            * Opticom ASA                                                              3,600               28,948
            * Otrum ASA                                                               11,600               56,106
              P4 Radio Hele Norge ASA                                                 32,200              117,495
            * Petrolia Drilling ASA                                                  100,000               10,723
            * Photocure ASA                                                           26,690              162,910
              Prosafe ASA                                                             55,980            1,675,853
            * Q-Free ASA                                                               8,000               32,904
              Rieber and Son ASA Series A                                             63,654              472,204
            * Scana Industrier ASA                                                    50,000               31,837
              Schibsted ASA                                                          112,960            3,104,708
          * # Sinvest ASA                                                             58,220              333,990
              Smedvig ASA Series A                                                    83,580            1,686,587

          * # Software Innovation ASA                                                 13,423               37,881
              Solstad Offshore ASA                                                    54,100              658,700
            * Sparebk Midt-Norge                                                       3,500              161,364
              Steen and Stroem ASA                                                    19,512              529,644
              Storebrand ASA                                                         183,330            1,710,471
            * Synnove Finden ASA                                                       4,200               21,839
            # Tandberg ASA Series A                                                  217,280            2,312,979
          * # Tandberg Data ASA                                                       58,950               71,557
            * Tandberg Storage ASA                                                    48,450               16,499
            * Tandberg Television ASA                                                 90,430            1,112,303
            * Telecomputing ASA                                                       44,963               71,839
            * Tgs-Nopec Geophysical Co. ASA                                           40,910            1,094,367
              Tomra Systems ASA                                                      294,480            1,205,402
            * TTS Marine ASA                                                          12,000               54,564
            * Tybring-Gjed ASA                                                       145,146               90,893
              Veidekke ASA                                                            21,846              499,287
              Visma ASA                                                               47,393              573,143
              Wilhelmsen (Wilhelm), Ltd. ASA Series A                                 60,800            1,524,192
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $19,495,767)                                                                                 39,155,470
                                                                                                 ----------------

    INVESTMENT IN CURRENCY -- (0.0%)
            * Norwegian Krone
    (Cost $8,182)                                                                                           8,188
                                                                                                 ----------------

    TOTAL -- NORWAY
    (Cost $19,503,949)                                                                                 39,163,658
                                                                                                 ----------------

    SPAIN -- (3.7%)
    COMMON STOCKS -- (3.7%)
              Abengoa SA                                                              66,042              765,155
              Adolfo Dominguez SA                                                      3,700              119,579
          * # Amper SA                                                                56,800              359,531
            * Avanzit SA                                                              17,275               28,731
          * # Azkoyen SA                                                              52,500              456,810
              Banco de Andalucia                                                       9,800              848,039
              Banco de Credito Balear SA                                              35,424              877,176
              Banco de Valencia SA                                                   137,716            4,121,755
              Banco Guipuzcoano SA                                                    43,530              876,646
            # Banco Pastor SA                                                         34,300            1,369,658
            * Baron de Ley SA                                                          7,542              346,790
            * Bodegas Riojanas SA                                                      1,633               18,000
              CAF (Construcciones y Auxiliar de Ferrocarriles SA)                      7,500              776,497
            # Campofrio Alimentacion SA                                               92,800            1,672,588
              Cementos Portland SA                                                    16,881            1,328,434
              Cie Automotive SA                                                       10,011              161,763
              Compania de Distribucion Integral Logista SA                            29,600            1,508,138
              Compania Vinicola del Norte de Espana SA                                 8,467              125,491
              Cortefiel SA                                                            57,093            1,302,221
            * Dogi International Fabrics SA                                            9,809               58,813
            * Duro Felguera SA                                                        10,860              147,701
              Elecnor SA                                                              18,300            1,015,143
          * # Ercros SA                                                              120,980               94,692
            * Espanola del Zinc SA                                                    29,250               65,131
            * Estacionamientos Urbanos SA                                              4,200                    0

            # Europistas Concesionaria Espanola SA                                   174,940            1,112,653
              Faes Farma SA                                                           40,620              785,430
              Funespana SA                                                             6,354               67,273
            * Grupo Catalana Occidente SA                                              5,209              379,360
              Grupo Empresarial Ence SA                                               18,593              502,242
              Hullas del Coto Cortes                                                   8,666              106,270
              Iberpapel Gestion SA                                                     8,169              169,856
              Inbesos SA                                                               8,050              107,729
              Indo Internacional SA                                                   33,600              268,170
              Indra Sistemas SA                                                       75,200            1,485,603
              Inmobiliaria del Sur SA                                                    378               63,127
            * Inmobiliaria del Sur SA Issue 2004                                          38                5,518
              Inmobiliaria Urbis SA                                                   80,282            1,508,119
              Lingotes Especiales SA                                                  22,080              138,948
            * LSB (La Seda de Barcelona SA) Series B                                  32,010               95,507
            * Mecalux SA                                                               9,500              127,052
              Miquel y Costas y Miquel SA                                              8,512              334,445
            * Natra SA                                                                14,979              126,296
          * # Natraceutical SA                                                        93,825              135,059
            * Nicolas Correa SA                                                       15,750              107,525
              Obrascon Huarte Lain SA                                                 65,366              852,014
              Pescanova SA                                                            26,443              634,435
            * Prim SA                                                                  3,900               84,987
              Prosegur Cia de Seguridad SA                                            45,049              950,434
          * # Service Point Solutions SA                                              27,309               92,523
            * Sociedad Nacional Inds. Aplicaciones Celulosa Espanola                  44,383               58,386
              Sol Melia SA                                                           112,700            1,305,410
            # SOS Cuetara SA                                                          83,608            1,065,869
              Tavex Algodonera SA                                                     31,944              132,746
            * Tecnocom Telecomunicaciones y Energia SA                                 6,300               46,790
            # Tele Pizza SA                                                          237,546              475,011
              Transportes Azkar, SA                                                   35,477              294,429
              Tubacex SA                                                             121,020              445,597
              Tubos Reunidos SA                                                       12,466              225,820
              Unipapel SA                                                             44,264              958,529
            * Uralita SA                                                             338,493            1,762,314
            * Urbanizzciones y Transportes SA                                         12,213               15,521
              Vidrala SA, Alava                                                       47,040            1,074,519
            # Viscofan Industria Navarra de Envolturas Celulosicas SA                 97,492              929,953
            # Zeltia SA                                                               87,378              590,740
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $16,340,118)                                                                                 38,066,691
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Ercros SA Rights 07/11/05                                              120,980               48,313
            * Faes Farma SA Rights 07/06/05                                                3                    7
            * SOS Cuetara SA Rights 06/28/05                                          83,000               66,292
                                                                                                 ----------------
    TOTAL RIGHTS/WARRANTS
    (Cost $59,169)                                                                                        114,612
                                                                                                 ----------------

    TOTAL -- SPAIN
    (Cost $16,399,287)                                                                                 38,181,303
                                                                                                 ----------------

    BELGIUM -- (3.3%)
    COMMON STOCKS -- (3.3%)
            * Abfin SA                                                                 2,560                    0
            # Ackermans & Van Haaren SA                                               54,011            2,265,662
          * # Arinso International NV                                                 14,739              213,826
              Associated Weavers International                                         5,057               54,776
              Banque Nationale de Belgique                                               710            2,944,487
            # Barco (New) NV                                                          17,896            1,275,254
            # Bekaert SA                                                              32,028            2,404,747
              Brantano NV                                                              2,060              116,510
            # Brederode SA                                                            12,180              301,711
              Carrieres Unies Porphyre                                                    34               63,933
            # CFE (Compagnie Francois d'Entreprises)                                   2,080              956,630
            # Cofinimmo SA                                                            11,516            1,804,748
              Commerciale de Brasserie SA COBRHA                                         115              144,461
            # Compagnie Maritime Belge                                                41,185            1,278,542
              Cumerio                                                                  9,586              164,728
            # Deceuninck SA                                                           63,700            1,840,839
            # D'Ieteren SA                                                             6,425            1,327,888
            # Distrigaz                                                                   57              200,032
            * Docpharma SA NV                                                          4,489              182,052
              Dolmen Computer Applications                                             5,036               64,008
              Duvel Moorgat NV                                                         5,019              163,420
            * Econocom Group SA                                                        9,687               74,250
              Euronav SA                                                              41,185            1,206,439
              EVS Broadcast Equipment SA                                               5,500              148,847
            # Exmar NV                                                                 8,641              553,800
              Floridienne NV                                                           2,033              147,564
              Glaces de Moustier-sur-Sambre SA                                        13,370              538,087
            * ICOS Vision Systems Corp. NV                                            12,914              350,628
            * Image Recognition Integrated Systems Group SA                              865               29,212
            * Immobel (Cie Immobiliere de Belgique SA)                                 5,621              240,098
          * # Innogenetics NV                                                         39,726              466,324
            * Integrated Production & Test Engineering NV                              4,380               22,201
            * International Brachtherapy SA                                            9,935               60,167
            * Ion Beam Application SA                                                 35,077              274,059
            * Ipso-Ilg SA                                                              5,990               60,547
              Keytrade Bank SA                                                         2,800              103,906
            * Kinepolis Group NV                                                       5,020              155,899
              Lotus Bakeries NV                                                          650               87,441
            # Melexis NV                                                              52,741              624,981
              Metiers Automatiques Picanol                                            16,120              332,446
              Neuhaus NV                                                                 670               33,191
            # Nord-Sumatra Investissements SA                                            650              334,516
            # Omega Pharma SA                                                         28,203            1,460,363
            * Option NV                                                               14,958              515,597
            * Papeteries de Catala SA                                                    315               33,183
            # Quick Restaurants SA                                                    19,501              410,386
            * Real Software SA                                                        55,542               32,970
            # Recticel SA                                                             22,870              214,567
            * Resilux NV                                                               1,754               88,028
              Rosier SA                                                                  655               98,953
            # Roularta Media Groep                                                     9,837              651,159
            * Sait Radioholland                                                        7,313               36,903
            # Sapec SA                                                                 3,635              384,411
            * Sapec SA VVPR                                                               75                  182
            # Sioen Industries                                                        21,502              206,114

            * SIPEF (Societe Internationale de Plantations & de Finance), Anvers       1,685              303,450
            * Solvus SA                                                               38,344            1,043,272
            * Solvus SA Interim Strip VVPR                                            18,176                  220
            * Spector Photo Group SA                                                   5,408               42,521
            * Systemat SA                                                             12,107               83,391
          * # Telindus Group SA                                                       64,911              814,815
              Ter Beke NV                                                              2,281              190,391
            # Tessenderlo Chemie                                                      47,282            1,537,332
              UNIBRA                                                                   1,600              164,067
              Union Miniere SA                                                         9,586              767,082
            # Van de Velde NV                                                          2,683              446,245
              VPK Packaging Group SA                                                   7,185              239,579
              Warehouses de Pauw Sicafi                                                9,025              430,875
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $22,193,425)                                                                                 33,808,913
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Belge des Betons Contingent Rights
                                                                                       8,500                    0
                                                                                                 ----------------
    (Cost $0)
    TOTAL -- BELGIUM
    (Cost $22,193,425)                                                                                 33,808,913
                                                                                                 ----------------

    IRELAND -- (2.6%)
    COMMON STOCKS -- (2.6%)
              Abbey P.L.C.                                                            50,849              587,661
            * Ardagh P.L.C.                                                           14,262               40,559
            * Datalex P.L.C.                                                         164,871               81,817
              DCC P.L.C.                                                             136,863            2,730,134
              Donegal Creameries P.L.C.                                               18,079               91,037
            * Dragon Oil P.L.C.                                                      307,485              598,645
              FBD Holdings P.L.C.                                                     23,114              755,232
              Fyffes P.L.C.                                                          660,148            1,966,831
              Glanbia P.L.C.                                                         321,765            1,090,278
            * Grafton Group P.L.C.                                                   284,256            3,289,301
              Greencore Group P.L.C.                                                 326,918            1,422,968
            * Horizon Technology Group P.L.C.                                         45,564               53,257
              IAWS Group P.L.C.                                                      153,525            2,147,329
              IFG Group P.L.C.                                                        98,766              119,522
              Independent News & Media P.L.C.                                        645,069            1,988,875
            * Iona Technologies P.L.C.                                                53,750              162,232
              Irish Intercontental Group P.L.C.                                       37,153              439,592
            * IWP International P.L.C.                                                39,611                3,547
              Jurys Hotel Group P.L.C.                                               121,042            2,271,895
            * Kenmare Resources P.L.C.                                             1,071,188              569,152
              Kingspan Group P.L.C.                                                  185,024            2,181,329
              McInerney Holdings P.L.C.                                               62,785              654,944
              Paddy Power P.L.C.                                                      85,868            1,464,632
              Qualceram Shires P.L.C.                                                 15,136               21,980
              Readymix P.L.C.                                                        109,762              271,212
              United Drug P.L.C.                                                     442,555            1,898,433
            * Waterford Wedgwood P.L.C.                                            2,737,733              192,159
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $17,678,579)                                                                                 27,094,553
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Waterford Wedgwood P.L.C. Rights 06/28/05
                                                                                   1,742,194                2,108
                                                                                                 ----------------
    (Cost $0)
    TOTAL -- IRELAND
     (Cost $17,678,579)                                                                                27,096,661
                                                                                                 ----------------

    AUSTRIA -- (2.1%)
    COMMON STOCKS -- (2.1%)
            * Admiral Sportwetten AG                                                   2,469               49,342
              Agrana Beteiligungs AG                                                   2,921              264,369
              Andritz AG                                                              13,609            1,298,350
              Austria Email AG                                                           715                3,059
            * Austrian Airlines/Oesterreichische
              Luftverkehrs-Aktiengesellschaft                                         42,784              364,406
              Bank Fuer Kaernten und Steiermark AG                                       520               60,474
          * # Betandwin.com Interactive Entertainment AG                              25,498            1,921,565
              Boehler-Uddeholm AG                                                     11,195            1,478,638
              BWT AG                                                                  21,819              732,303
            * CA Immobilien Anlagen AG                                                36,830              910,688
              Constantia-Verpackungen AG                                              19,123              669,849
            * Conwert Immobilien Invest AG                                            18,614              310,893
            * Demeter Vermoegensverwaltung                                            15,000                    0
            * Eybl International AG                                                    3,191               75,289
              Flughafen Wien AG                                                       25,698            1,667,601
              Frauenthal Holding AG                                                      485               71,770
            * Immofinanz Immobilien Anlagen AG                                       165,130            1,512,268
              Lenzing AG                                                               3,948              883,902
              Manner (Josef) & Co. AG                                                    870               47,378
              Mayr-Melnhof Karton AG                                                  11,760            1,626,793
              Oberbank AG                                                              5,384              530,387
              Palfinger AG                                                            10,383              687,610
            * RHI AG, Wien                                                            29,275              796,230
              Rosenbauer International AG                                              1,530              111,151
            * S&T System Integration & Technology Distribution AG                      2,515               87,949
              Schoeller-Bleckmann Oilfield Equipment AG                               11,860              315,414
            * Sparkassen Immobilien AG                                                33,975              336,302
              Ubm Realitaetenentwicklung AG                                            1,440               86,470
            # Uniqa Versicherungen AG                                                128,555            2,498,979
              Voestalpine AG                                                          30,095            2,107,437
            * Wolford AG                                                               4,900              112,581
                                                                                                 ----------------
    TOTAL COMMON STOCKS
    (Cost $12,012,097)                                                                                 21,619,447
                                                                                                 ----------------

    RIGHTS/WARRANTS -- (0.0%)
            * Jenbacher AG Rights 03/31/08                                             7,860                    0
            * Sparkassen Immobilien AG Rights 06/21/05                                33,975                  411
                                                                                                 ----------------
    TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                                 411
                                                                                                 ----------------

    TOTAL -- AUSTRIA
    (Cost $12,012,097)                                                                                 21,619,858
                                                                                                 ----------------

    PORTUGAL -- (1.0%)
    COMMON STOCKS -- (1.0%)
              Corticeira Amorim Sociedad Gestora Participacoes Sociais SA            194,100              269,758
              EFACEC Capital, SGPS, SA                                                60,600              163,389
              Finibanco Holdings SGPS, SA                                             35,482               58,919
          * # Gescartao, SGPS, SA                                                     10,107              135,883
              Ibersol SGPS SA                                                         14,462               93,639
          * # Impresa Sociedade Gestora de Participacoes Socias SA                   190,166            1,205,855
            * Investimentos Participacoes e Gestao SA Inapa                           43,702              134,279
              Jeronimo Martins SGPS SA                                               170,757            2,450,288
              Mota-Engil, SGPS, SA                                                   250,900              791,683
          * # Novabase SGPS                                                           56,005              384,696
          * # ParaRede-SGPS SA                                                        97,133               34,006
              Portucel-Empresa Produtora de Pasta de Papel SA                        466,977              800,233
              Sag Gest - Solucoes Automovel Globais SGPS SA                          235,500              361,822
              Salvador Caetano - Industrias Metalurgicas e Veiculos de
              Transporte SA                                                           54,900              268,408
            * Sociedad Construcoes Soares da Costa SA                                 19,200               32,298
            # Sociedade de Investimento e Gestao SGPS SA                             160,396              901,557
              Sonae SGPS SA                                                          175,000              241,001
          * # Sonaecom SGPS SA                                                       321,175            1,258,637
            * Sporting Sociedad Desportiva de Futebol                                  3,301               10,021
              Teixeira Duarte Engenharia e Construcoes SA                            609,000              861,979
                                                                                                 ----------------
    TOTAL -- PORTUGAL
    (Cost $6,359,082)                                                                                  10,458,351
                                                                                                 ----------------

    EMU -- (0.1%)
    INVESTMENT IN CURRENCY -- (0.1%)
            * Euro Currency                                                                               815,792
                                                                                                 ----------------
    (Cost $813,015)

    UNITED STATES -- (0.0%)
    COMMON STOCKS -- (0.0%)
            * Epicor Software Corp.                                                    2,171               28,657
            * InFocus Corp.                                                           10,455               43,284
                                                                                                 ----------------

    TOTAL -- UNITED STATES
     (Cost $214,919)                                                                                       71,941
                                                                                                 ----------------

                                                                                    FACE
                                                                                   AMOUNT             VALUE +
                                                                                ------------     ----------------
                                                                                    (000)
    TEMPORARY CASH INVESTMENTS -- (18.1%)

            ^ Repurchase Agreement, Deutsche Bank Securitites & Mizuho
              Securities USA 2.98% and 2.93%, respectively, 07/01/05
              (Collateralized by $289,845,038 U.S. TIPS 3.625%, 04/15/28;
              U.S. STRIPS, rates ranging from 0% to 11.25%, maturities
              ranging from 08/15/05 to 02/15/31; FICO 10.70%, 10/06/17 and
              9.80%, 04/06/18; FNMA 2.875%, 03/15/07; FHLB 2.10%, 07/24/06
              and 5.143%, 09/29/08; and FFCB 2.90%, 04/12/07 valued at
              $187,086,073) to be repurchased at $183,432,368 (Cost
              $183,417,435)                                                         $183,417          183,417,435

              Repurchase Agreement, PNC Capital Markets, Inc. 3.00%, 07/01/05
              (Collateralized by $4,271,000 FNMA Notes 2.95%, 11/14/07,
              valued at $4,276,339) to be repurchased at $4,213,351 (Cost
              $4,213,000)                                                              4,213            4,213,000
                                                                                                 ----------------
    TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $187,630,435)                                                                               187,630,435
                                                                                                 ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $737,866,848)++                                                                            $  1,034,300,161
                                                                                                 ----------------

---------
+             Securities have been fair valued. See Note B to Financial
              Statements.
*             Non-Income Producing Securities.
#             Total or Partial Securities on Loan.
^             Security purchased with cash proceeds from securities on loan.
++            The cost for federal income tax purposes is $737,867,218.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                   SHARES            VALUE +
                                                                   ------            -------
COMMON STOCKS -- (96.6%)
Industrials -- (28.4%)
         600 Group P.L.C.                                           125,656           $  138,850
         AEA Technology P.L.C.                                       96,276              132,692
         Aggreko P.L.C.                                             656,903            2,168,176
         Air Partner P.L.C.                                          15,611              162,265
       * Airflow Streamlines P.L.C.                                  20,500               21,487
         Alumasc Group P.L.C.                                       100,245              273,237
         Amec P.L.C.                                                 49,000              288,862
         Arriva P.L.C.                                              129,697            1,263,647
       * Ashtead Group P.L.C.                                       773,206            1,459,986
         Atkins (WS) P.L.C.                                         253,712            3,084,771
         Autologic Holdings P.L.C.                                   96,590              321,037
       # Avis Europe P.L.C.                                       1,767,228            1,959,245
         Babcock International Group P.L.C.                         530,618            1,612,509
       * Bailey (C.H.) P.L.C.                                       109,500               26,976
       * Bailey (C.H.) P.L.C. Class B                                10,000               16,573
         Birse Group P.L.C.                                         421,901               92,292
         Black Arrow Group P.L.C.                                    56,500               68,348
         Bodycote International P.L.C.                              838,833            2,576,346
         BPP Holdings P.L.C.                                        130,665              807,499
         Brammer P.L.C.                                             119,123              344,770
         Brandon Hire P.L.C.                                         58,441              158,858
         BSS Group P.L.C.                                            76,289            1,525,489
       * BTG P.L.C.                                                 330,696              973,349
         Business Post Group P.L.C.                                 157,099            1,793,320
         Carillion P.L.C.                                           552,979            2,789,809
       * Carlisle Holdings, Ltd.                                      8,709               49,886
         Castings P.L.C.                                             83,784              314,214
         Charles Taylor Consulting P.L.C.                            69,380              300,473
       * Charter P.L.C.                                             364,177            1,980,927
         Chemring Group P.L.C.                                       68,833              576,817
         Chloride Group P.L.C.                                      589,565              658,361
         Christie Group P.L.C.                                       53,263               97,740
         Clarkson (Horace) P.L.C.                                    44,733              642,489
         Communisis P.L.C.                                          317,904              597,198
       * Cookson Group P.L.C.                                       495,649            2,701,001
       * Corporate Services Group P.L.C.                          1,704,859              240,834
       * Costain Group P.L.C.                                     1,176,378            1,084,468
       * Danka Business Systems P.L.C.                              367,079              135,402
         Dart Group P.L.C.                                           74,000              379,108

         Datamonitor P.L.C.                                         136,693              447,289
         Davis Service Group P.L.C.                                 381,341            3,096,478
         De La Rue P.L.C.                                           474,898            3,447,193
         Domino Printing Sciences P.L.C.                            355,935            1,676,151
         Domnick Hunter Group P.L.C.                                 90,805              605,638
       * Dowding & Mills P.L.C.                                     336,440              110,090
       * Easyjet P.L.C.                                           1,068,671            4,670,487
         Eleco P.L.C.                                               104,685               62,035
       * Enodis P.L.C.                                            1,074,481            2,215,588
         Fenner P.L.C.                                              236,681              568,570
         FKI P.L.C.                                               1,440,968            2,503,985
         Forth Ports P.L.C.                                         146,049            3,430,747
       * Fortress Holdings P.L.C.                                   120,728                5,948
         Fulmar P.L.C.                                              107,500              191,131
         Galliford Try P.L.C.                                       517,870              544,401
         Get Group P.L.C.                                            20,485               66,299
         Gibbs & Dandy P.L.C.                                        13,681               96,402
         Gleeson (M.J.) Group P.L.C.                                133,536              749,079
       * Glotel P.L.C.                                               63,851               92,224
         Go-Ahead Group P.L.C.                                      105,702            2,559,275
         Group 4 Securicor P.L.C.                                     7,000               18,378
         Halstead (James) Group P.L.C.                               52,208              535,398
       * Hampson Industries P.L.C.                                  584,903              256,199
       * Harvey Nash Group P.L.C.                                   183,750              183,499
         Havelock Europa P.L.C.                                      75,907              179,764
         Heath (Samuel) & Sons P.L.C.                                 7,500               65,173
         Helphire Group P.L.C.                                      246,301            1,115,960
       * Heywood Williams Group P.L.C.                              173,468              299,982
         Homeserve P.L.C.                                           159,269            2,829,518
         Hyder Consulting P.L.C.                                     65,359              228,753
         Infast Group P.L.C.                                        301,224              177,468
         Intertek Group P.L.C.                                       70,100              879,558
         Intserve P.L.C.                                            292,767            1,886,435
       * Invensys P.L.C.                                         13,306,332            2,492,165
         Ite Group P.L.C.                                           518,511              975,161
         Johnson Service Group P.L.C.                               138,820            1,139,820
         Keller Group P.L.C.                                        131,996              713,950
         Kier Group P.L.C.                                           91,992            1,508,629
         Laing (John) P.L.C.                                        468,302            2,028,283
         Latchways P.L.C.                                            22,878              173,807
         Lavendon Group P.L.C.                                       81,799              316,683
         Lincat Group P.L.C.                                         19,000              169,914
         Litho Supplies P.L.C.                                       20,000               21,696
       * Lorien P.L.C.                                               60,000               43,578
         Low & Bonar P.L.C.                                         250,015              474,450
         Management Consulting Group P.L.C.                         412,929              377,525
         McAlpine (Alfred) P.L.C.                                   255,064            1,698,771
         Meggitt P.L.C.                                             360,000            1,820,461
         Mersey Docks & Harbour Co. P.L.C.                          117,087            2,034,877
         Michael Page International P.L.C.                          786,029            2,841,194
         Mitie Group P.L.C.                                         774,746            2,218,390
       * Molins P.L.C.                                               68,000              164,403

       * Morgan Crucible Company P.L.C.                             804,459            2,690,690
         Morgan Sindall P.L.C.                                       81,484            1,113,129
         Mouchel Parkman P.L.C.                                     254,960            1,131,700
         Mowlem (John) & Co. P.L.C.                                 347,397            1,135,097
         MS International P.L.C.                                     71,500              134,759
         MSB International P.L.C.                                    30,748               37,731
         National Express Group P.L.C.                               25,000              406,607
         Nord Anglia Education P.L.C.                                63,924              128,402
         Northern Recruitment Group P.L.C.                           36,500              127,366
         Northgate P.L.C.                                           151,193            2,456,578
         Ocean Wilsons Holdings, Ltd.                                84,250              470,063
         Penna Consulting P.L.C.                                     42,417               86,894
         PHS Group P.L.C.                                         1,144,660            2,127,292
         PSD Group P.L.C.                                            54,896              232,893
         Quantica P.L.C.                                             96,190              101,996
         Radstone Technology P.L.C.                                  67,511              349,199
       * Regus Group P.L.C.                                       2,470,600            4,139,223
         Reliance Security Group P.L.C.                              66,349              599,750
         Renold P.L.C.                                              153,256              141,630
         Ricardo P.L.C.                                             114,409              564,694
         Robert Walters P.L.C.                                      150,103              309,148
         ROK property solutions P.L.C.                               68,214              675,986
         RPS Group P.L.C.                                           491,691            1,358,596
         Salvesen (Christian) P.L.C.                                533,873              605,572
         Senior P.L.C.                                              678,557              566,029
         Serco Group P.L.C.                                         235,235            1,071,777
         Severfield-Rowan P.L.C.                                     26,211              297,991
         Shanks & McEwan Group P.L.C.                               603,653            1,560,147
         SHL Group P.L.C.                                           124,412              299,012
         SIG P.L.C.                                                 312,937            3,538,668
       * Simon Group P.L.C.                                         348,089              257,713
         Smart (J.) & Co. (Contractors) P.L.C.                       22,500              258,004
         Speedy Hire P.L.C.                                          90,349            1,117,655
         Spirax-Sarco Engineering P.L.C.                            195,619            2,618,192
         Spring Group P.L.C.                                        406,488              508,372
       * Stanelco P.L.C.                                          1,201,354              474,335
         T. Clarke P.L.C.                                            75,774              331,549
         Tarsus Group P.L.C.                                         86,934              202,961
         Teesland P.L.C.                                            431,476              574,742
         Thorpe (F.W.) P.L.C.                                        24,000              135,102
       * Tinsley (Eliza) Group P.L.C.                                19,844                4,622
       * Trafficmaster P.L.C.                                       252,418              202,711
         Transport Development Group P.L.C.                         202,196              799,629
         Trifast P.L.C.                                             135,388              183,922
         Ultra Electronics Holdings P.L.C.                          172,144            2,477,947
         Ultraframe P.L.C.                                          162,456              134,963
         Umeco P.L.C.                                                82,585              708,802
       * Universal Salvage P.L.C.                                    36,111               59,487
       * Volex Group P.L.C.                                          74,275              132,452
         VP P.L.C.                                                  108,111              407,194
         VT Group P.L.C.                                            442,877            2,792,133
         Weir Group P.L.C.                                          528,068            3,042,866

         Whatman P.L.C.                                             331,962            1,595,743
         White Young Green P.L.C.                                    78,615              420,396
         Whitehead Mann Group P.L.C.                                 95,000               52,963
       * Wilshaw P.L.C.                                             198,409               35,353
         Wincanton P.L.C.                                           306,978            1,367,255
         WSP Group P.L.C.                                           158,277              804,876
         Wyndeham Press Group P.L.C.                                111,879              232,403
         XP Power P.L.C.                                             44,311              305,515
                                                                                ----------------
Total Industrials
(Cost $108,869,963)                                                                  141,526,639
                                                                                ----------------

Consumer Discretionary -- (22.6%)
         4imprint P.L.C.                                             50,375              216,489
         Abbeycrest P.L.C.                                           42,590               33,816
         AGA Food Service Group P.L.C.                              367,405            2,140,341
         Alba P.L.C.                                                105,025              698,633
         Alexandra P.L.C.                                            86,243              190,966
         Alexon Group P.L.C.                                        123,392              628,532
         Alpha Airports Group P.L.C.                                392,541              698,387
         Arena Leisure P.L.C.                                     1,136,685              864,268
       * Aston Villa P.L.C.                                          12,961               91,364
       * Austin Reed Group P.L.C.                                    68,999              149,037
         Avesco P.L.C.                                               29,998               54,684
         Avon Rubber P.L.C.                                          59,463              205,015
         Beale P.L.C.                                                22,161               27,514
         Beattie (James) P.L.C.                                     132,247              388,592
         Bellway P.L.C.                                             152,031            2,346,770
         Ben Bailey P.L.C.                                           26,000              215,623
         Blacks Leisure Group P.L.C.                                 90,290              722,890
         Bloomsbury Publishing P.L.C.                               148,970            1,003,812
         Boot (Henry) P.L.C.                                         71,794              742,086
         Bovis Homes Group P.L.C.                                   315,707            4,010,806
       * Brown & Jackson P.L.C.                                     748,566              653,585
         Brown (N) Group P.L.C.                                     621,001            1,660,832
         Caffyns P.L.C.                                               6,000               82,222
         Capital Radio P.L.C.                                       313,351            1,520,411
       # Carpetright P.L.C.                                         125,839            2,191,410
       * Celtic P.L.C.                                               40,759               44,918
         Character Group P.L.C.                                      97,314               67,580
         Chime Communications P.L.C.                                354,020              167,657
         Chrysalis Group P.L.C.                                     328,544              865,396
         Churchill China P.L.C.                                      30,000               95,375
         City Restaurant Group P.L.C.                               530,406            1,260,467
         Clinton Cards P.L.C.                                       433,380              653,322
         Colefax Group P.L.C.                                        60,000               96,818
         Cosalt P.L.C.                                               30,700              149,201
       * Courts P.L.C.                                              110,722                    0
         Crest Nicholson P.L.C.                                     310,555            2,135,395
         Dawson Holdings P.L.C.                                     144,502              390,745
       * Dawson International P.L.C.                                100,688               18,102
         De Vere Group P.L.C.                                       183,279            1,847,018
       * Emess P.L.C.                                               480,556               64,526

       * Entertainment Rights P.L.C.                                844,224              474,617
         Euromoney Institutional Investors P.L.C.                   205,774            1,465,573
         European Motor Holdings P.L.C.                             118,325              572,573
       * FII Group P.L.C.                                            41,166                4,979
         Findel P.L.C.                                              213,203            1,925,157
         First Choice Holidays P.L.C.                               898,634            3,071,299
         First Technology P.L.C.                                    188,345              958,353
         Forminster P.L.C.                                           43,333               16,331
         French Connection Group P.L.C.                             284,510            1,356,847
         Fuller, Smith & Turner P.L.C. Series A                      28,927              472,642
         Future Network P.L.C.                                      730,823            1,045,008
         Game Group P.L.C.                                          747,530            1,089,969
         Games Workshop Group P.L.C.                                 83,198              576,241
       * Gaskell P.L.C.                                              36,000                1,613
       * Global Natural Energy P.L.C.                                11,004               28,088
         Greene King P.L.C.                                         171,118            3,895,185
         Haynes Publishing Group P.L.C.                              14,703               99,787
         Headlam Group P.L.C.                                       230,103            1,662,941
       * Highbury House Communications P.L.C.                       439,166               10,793
         HMV Group P.L.C.                                           153,794              649,479
         Holidaybreak P.L.C.                                        108,780            1,253,961
       * Homestyle Group P.L.C.                                     139,717              220,079
         Hornby P.L.C.                                               77,295              308,487
         House of Fraser P.L.C.                                     573,202            1,112,762
         Huntsworth P.L.C.                                        1,360,648              482,997
         Incisive Media P.L.C.                                      237,222              707,643
         JJB Sports P.L.C.                                          448,783            1,439,927
         John David Group P.L.C.                                    114,500              445,485
         LA Fitness P.L.C.                                           53,738              208,486
         Lambert Howarth Group P.L.C.                                43,203              185,994
       * Laura Ashley Holdings P.L.C.                             2,505,661              638,164
       * London Clubs International P.L.C.                          545,513            1,134,543
         Lookers P.L.C.                                              63,057              360,851
         Luminar P.L.C.                                             211,002            2,073,051
         Maiden Group P.L.C.                                         16,800               60,459
         Mallett P.L.C.                                              24,837              114,748
       # Manchester United P.L.C.                                   260,623            1,400,872
         Manganese Bronze Holdings P.L.C.                            32,184              109,270
         Marchpole Holdings P.L.C.                                  271,422              121,667
         Matalan P.L.C.                                             643,905            2,048,789
       * Mayflower Corp. P.L.C.                                     550,636                    0
         McCarthy & Stone P.L.C.                                    284,648            2,824,878
         Menzies (John) P.L.C.                                      103,775            1,017,286
         Merchant Retail Group P.L.C.                               185,666              649,024
         Metal Bulletin P.L.C.                                      145,659              587,023
         MFI Furniture Group P.L.C.                               1,544,166            3,055,673
         Mice Group P.L.C.                                          174,886               90,379
         Millennium and Copthorne Hotels P.L.C.                      80,633              515,750
       * Monsoon P.L.C.                                              71,000              416,064
         Moss Brothers Group P.L.C.                                 163,400              295,379
         Mothercare P.L.C.                                          170,688              918,132
       * Music Choice Europe P.L.C.                                  33,796                5,414

       * MyTravel Group P.L.C. Series A                             628,934               65,167
         Newcastle United P.L.C.                                    198,896              165,297
         Next Fifteen Communtications P.L.C.                         25,000               26,257
         Northamber P.L.C.                                           75,888              123,024
       * NXT P.L.C.                                                 219,248              281,200
         Ottakar's P.L.C.                                            34,693              180,488
         Owen (H.R.) P.L.C.                                          46,993              144,462
       * Pace Micro Technology P.L.C.                               428,871              450,991
       * Partridge Fine Arts P.L.C.                                  58,000               63,910
         Pendragon P.L.C.                                           341,606            1,789,615
         Photo-Me International P.L.C.                            1,020,800            1,957,870
       * Pittards P.L.C.                                             60,985               18,575
         Portmeirion Group P.L.C.                                    22,856               67,030
       * Pressac P.L.C.                                              78,129                1,050
       * QXL Ricardo P.L.C.                                             130                8,092
         Redrow P.L.C.                                              434,434            3,227,440
         Reg Vardy P.L.C.                                           112,005            1,062,536
       * Regent Inns P.L.C.                                         247,095              349,748
       # Sanctuary Group P.L.C.                                     779,911              264,825
         Scottish Radio Holdings P.L.C.                              75,876            1,455,812
         SCS Upholstery P.L.C.                                       66,745              405,602
         Sinclair (William) Holdings P.L.C.                          53,000               48,618
         Sirdar P.L.C.                                               69,754               50,881
         SMG P.L.C.                                                 625,114            1,065,129
         Smith (WH) P.L.C.                                          345,405            2,253,045
         Southampton Leisure Holdings P.L.C.                         19,615               10,170
       * Sportech P.L.C.                                            846,974              142,046
         St. Ives P.L.C.                                            255,263            1,636,831
         Stanley Leisure P.L.C.                                     284,970            2,804,211
       * Sterling Publishing Group P.L.C.                            75,298                9,562
         Stylo P.L.C.                                                64,096               75,221
         T&F Informa Group P.L.C.                                   312,000            2,367,932
         Taylor Nelson AGB P.L.C.                                   179,429              700,973
         Ted Baker P.L.C.                                            82,767              741,506
         The Peacock Group P.L.C.                                   273,494            1,248,825
       * The Television Corp. P.L.C.                                101,591              132,226
       * Toad Group P.L.C.                                           85,507               15,194
         Topps Tiles P.L.C.                                         491,811            1,598,238
       * Torotrak P.L.C.                                            246,442              275,635
       * Tottenham Hotspur P.L.C.                                   150,000               79,210
         Ulster Television P.L.C.                                   115,602              969,163
         Victoria P.L.C.                                             12,000               46,767
         Vitec Group P.L.C.                                          80,367              479,697
         Wagon P.L.C.                                               116,757              361,852
         Wembley P.L.C.                                              68,694              891,735
         Westbury P.L.C.                                            319,034            2,542,270
         Wetherspoon (J.D.) P.L.C.                                  513,165            2,441,312
         Wilmington Group P.L.C.                                    143,376              384,426
         Wilson Bowden P.L.C.                                         7,000              141,906
         Woolworths Group P.L.C.                                  3,110,645            2,062,133
         Wyevale Garden Centres P.L.C.                              125,459            1,148,614
                                                                                ----------------
Total Consumer Discretionary
(Cost $89,328,476)                                                                   112,409,636
                                                                                ----------------

Financials -- (13.6%)
         Aberdeen Asset Management P.L.C.                           471,242            1,003,511
         Atrium Underwriting P.L.C.                                  88,040              337,185
       * Bradstock Group P.L.C.                                       5,200                4,099
         Brewin Dolphin Holdings P.L.C.                             405,523              925,426
         Britannic P.L.C.                                           294,095            2,704,508
         Brixton P.L.C.                                             544,407            3,468,406
         Capital & Regional P.L.C.                                  187,031            2,704,149
         Chesnara P.L.C.                                             92,900              261,304
       * CLS Holdings P.L.C.                                        194,214            1,582,689
         Collins Stewart Tullett P.L.C.                             334,209            2,669,723
         Countrywide P.L.C.                                         185,800              993,104
         Cox Insurance Holdings P.L.C.                              609,714            1,012,176
         Daejan Holdings P.L.C.                                      31,808            1,634,227
         Derwent Valley Holdings P.L.C.                             148,199            3,154,662
         Development Securities P.L.C.                               93,640              803,482
         Domestic & General Group P.L.C.                             89,941            1,179,602
         DTZ Holdings P.L.C.                                        114,500              480,880
       * Egg P.L.C.                                                 531,019              968,426
         Freeport P.L.C.                                             60,253              471,679
         Grainger Trust P.L.C.                                      250,786            1,865,629
         Great Portland Estates P.L.C.                              336,177            2,101,837
         Guiness Peat Group P.L.C.                                1,251,349            1,665,700
       * Hampton Trust P.L.C.                                       232,050                5,717
         Hardy Underwriting Group P.L.C.                             46,683              187,890
       * Hawtin P.L.C.                                              196,500               51,804
         Helical Bar P.L.C.                                          28,750              705,546
         Highway Insurance Holdings P.L.C.                          467,933              359,828
         Hiscox P.L.C.                                              805,459            2,367,073
         Hitachi Capital (UK) P.L.C.                                124,239              536,199
         ISIS Asset Management P.L.C.                               268,751              972,668
         Jardine Lloyd Thompson Group P.L.C.                        274,406            1,835,401
         Kensington Group P.L.C.                                    108,198            1,091,897
         Kiln P.L.C.                                                383,129              665,554
         London Merchant Securities P.L.C.                          935,974            3,714,929
         London Scottish Bank P.L.C.                                374,544              697,444
       * Marylebone Warwick Balfour Group P.L.C.                    239,501              454,581
         McKay Securities P.L.C.                                     97,232              499,940
         Minerva P.L.C.                                             266,135            1,282,721
         Mucklow (A & J) Group P.L.C.                               175,000            1,224,075
         Paragon Group of Companies P.L.C.                          153,200            1,161,251
         Park Group P.L.C.                                          291,600              145,656
         Pillar Property P.L.C.                                     171,938            2,611,004
         Primary Health Properties P.L.C.                            23,784              132,288
         Quintain Estates & Development P.L.C.                      159,407            1,502,539
       * Rensburg Sheppards P.L.C.                                   37,158              386,407
         Rugby Estates P.L.C.                                        15,328               82,732
         Rutland Trust P.L.C.                                       174,255              150,470
         S & U  P.L.C.                                               21,140              206,190
         Savills P.L.C.                                             156,445            1,875,432

         Secure Trust Group P.L.C.                                   29,802              207,098
         Shaftesbury P.L.C.                                         364,591            2,437,586
         Shore Capital Group P.L.C.                                 504,863              345,598
         Smith (James) Estates P.L.C.                                17,524              143,776
         St. Modwen Properties P.L.C.                               243,413            1,924,311
         Stanley (Charles) Group P.L.C.                              86,800              427,887
         Town Centre Securities (New) P.L.C.                        142,137              913,402
         Unite Group P.L.C.                                         305,910            1,604,980
         Warner Estate Holdings P.L.C.                               95,471            1,064,188
         Workspace Group P.L.C.                                     462,339            1,954,970
                                                                                ----------------
Total Financials
(Cost $47,465,776)                                                                    67,923,436
                                                                                ----------------

Information Technology -- (9.2%)
         Abacus Group P.L.C.                                        105,130              333,324
         Acal P.L.C.                                                 60,982              373,466
         Alphameric P.L.C.                                          254,907              389,217
       * Alterian P.L.C.                                             68,403              128,213
         Amstrad P.L.C.                                             149,652              373,657
       * Anite Group P.L.C.                                         893,783            1,060,200
       * ARC International P.L.C.                                   330,444              208,500
         Arm Holdings P.L.C.                                          6,000               12,112
       * Autonomy Corp. P.L.C.                                      236,369              985,426
         Aveva Group P.L.C.                                          57,633              752,505
         Axon Group P.L.C.                                           88,403              339,032
       * Baltimore Technologies P.L.C.                                  485               14,975
       * Bede P.L.C.                                                135,978               87,170
       * CML Microsystems P.L.C.                                     28,361              185,071
         Comino Group P.L.C.                                         30,924              137,287
         Compel Group P.L.C.                                         75,752              131,129
         Computacenter P.L.C.                                       452,614            1,599,694
         Deltron Electronics P.L.C.                                  90,964               88,336
         Detica Group P.L.C.                                         49,413              765,021
         Dicom Group P.L.C.                                          47,661              796,239
       * Dimension Data Holdings P.L.C.                             939,000              543,433
         Diploma P.L.C.                                              49,895              644,308
       * Easynet Group P.L.C.                                       281,185              373,480
         Electronic Data Processing P.L.C.                           55,200               70,806
       * Eurodis Electron P.L.C.                                  2,118,657               40,698
       * Fibernet Group P.L.C.                                      142,341              180,328
         Filtronic P.L.C.                                           165,504              604,597
       * Financial Objects P.L.C.                                    17,000               12,194
         GB Group P.L.C.                                            250,000              155,261
       * Gresham Computing P.L.C.                                   121,221              233,935
         Halma P.L.C.                                               952,282            2,490,370
         ICM Computer Group P.L.C.                                   45,983              280,674
       * Imagination Technologies Group P.L.C.                      445,929              465,589
       * Intec Telecom Systems P.L.C.                               654,113              740,869
         Intelek P.L.C.                                              99,880               22,174
       * Kalamazoo Computer Group P.L.C.                             56,120                1,760
       * Kewill Systems P.L.C.                                      179,299              241,307
       * Knowledge Support Systems Group P.L.C.                      25,000                    0

         Laird Group P.L.C.                                         382,121            2,173,748
       * Lastminute.com P.L.C.                                      504,477            1,471,729
         Macro 4 P.L.C.                                              45,932              228,929
       * Microgen P.L.C.                                            238,323              358,415
         Morse P.L.C.                                               277,169              347,080
         MTL Instruments Group P.L.C.                                24,678              150,649
       * Ncipher P.L.C.                                              64,083              244,368
       * Northgate Information Solutions P.L.C.                   1,140,585            1,427,122
       * NSB Retail  P.L.C.                                         869,182              428,002
         Oxford Instruments P.L.C.                                  111,061              431,964
       * Parity Group P.L.C.                                        381,072               60,495
         Planit Holdings P.L.C.                                     235,000              107,686
       * Plasmon P.L.C.                                             135,733              314,938
         Premier Farnell P.L.C.                                     864,687            2,502,050
         Psion P.L.C.                                               970,951            1,146,845
       * QA P.L.C.                                                  158,950                7,824
         Renishaw P.L.C.                                            188,734            2,481,558
       * Retail Decisions P.L.C.                                    562,639              297,017
         RM P.L.C.                                                  232,621              706,147
         Rotork P.L.C.                                              217,806            1,849,615
         Roxboro Group P.L.C.                                        75,791              555,253
         Royalblue Group P.L.C.                                      82,633              812,401
       * Scipher P.L.C.                                              34,563                  697
       * SDL P.L.C.                                                  95,883              235,543
         Spectris P.L.C.                                            321,168            2,846,475
       * Spirent P.L.C.                                           2,209,226            1,875,489
       * Superscape P.L.C.                                          302,847              132,366
       * Surfcontrol P.L.C.                                          81,878              672,883
       * Tadpole Technology P.L.C.                                  427,207               32,374
       * Telecity P.L.C.                                            599,148              187,082
         Telemetrix P.L.C.                                          177,320              293,731
       * Telspec P.L.C.                                              25,000               10,705
       * The Innovation Group P.L.C.                              1,116,429              635,228
         Trace Computers P.L.C.                                      33,552               49,020
         TT Electronics P.L.C.                                      361,387            1,174,954
       * TTP Communications P.L.C.                                  611,908              476,658
         Vega Group P.L.C.                                           44,012              168,833
         Vislink P.L.C.                                             124,752               82,626
       * Wolfson Microelectronics P.L.C.                            296,859              822,644
         Workplace Systems International P.L.C.                     238,739               58,920
         XAAR P.L.C.                                                143,837              626,458
         XANSA P.L.C.                                               793,107            1,295,856
         XKO Group P.L.C.                                            30,304               49,090
                                                                                ----------------
Total Information Technology
(Cost $44,681,099)                                                                    45,693,824
                                                                                ----------------

Energy -- (6.2%)
         Abbot Group P.L.C.                                         445,450            2,025,821
         Burren Energy P.L.C.                                       421,226            5,036,874
       * Dana Petroleum P.L.C.                                      202,662            2,336,751
       * Edinburgh Oil & Gas P.L.C.                                  75,430              429,344
       * Emerald Energy P.L.C.                                      169,128              536,832

         Expro International Group P.L.C.                           163,241            1,325,556
         Fisher (James) & Sons P.L.C.                               118,688              682,899
       * Fortune Oil P.L.C.                                       3,248,130              405,145
         Hunting P.L.C.                                             259,906            1,171,661
         JKX Oil and Gas P.L.C.                                     264,746              724,647
         KBC Advanced Technologies P.L.C.                            68,734               49,260
         Melrose Resources P.L.C.                                   163,459              915,039
         Paladin Resources P.L.C.                                   864,423            3,464,782
       * Premier Oil P.L.C.                                         210,946            2,633,219
       * Soco International P.L.C.                                  183,604            1,959,092
         Sondex P.L.C.                                              157,261              585,352
         Tullow Oil P.L.C.                                          500,218            1,668,490
       * Venture Production P.L.C.                                  311,563            2,059,570
         Wood Group (John) P.L.C.                                   918,715            2,827,735
                                                                                ----------------
Total Energy
(Cost $20,589,579)                                                                    30,838,069
                                                                                ----------------

Consumer Staples -- (6.1%)
         Anglo Eastern Plantations P.L.C.                            87,249              292,727
         Arla Foods UK P.L.C.                                     1,658,226            2,132,835
         Barr (A.G.) P.L.C.                                          43,000              790,258
         Belhaven Brewery Group P.L.C.                               80,192              707,242
         Body Shop International P.L.C.                             583,233            2,388,762
         Cranswick P.L.C.                                            97,180            1,042,554
         Dairy Crest Group P.L.C.                                   314,318            2,800,512
         Devro P.L.C.                                               389,956              908,552
         Greggs P.L.C.                                               31,540            2,595,815
         Hardys & Hansons P.L.C.                                     48,000              573,510
         Kleeneze P.L.C.                                            109,256              217,723
         Linton Park P.L.C.                                          39,000              306,096
         McBride P.L.C.                                             430,481            1,155,775
         Nichols P.L.C.                                              66,550              236,727
         Northern Foods P.L.C.                                    1,321,128            3,735,545
         PZ Cuzzons P.L.C.                                           45,146              982,268
         Richmond Foods P.L.C.                                       40,237              461,007
         Robert Wiseman Dairies P.L.C.                              199,037              925,403
         Somerfield P.L.C.                                          722,361            2,474,148
         Swallowfield P.L.C.                                         15,000               20,516
         Thorntons P.L.C.                                           158,000              403,071
         Uniq P.L.C.                                                263,207              731,418
         Whittard of Chelsea P.L.C.                                  37,487               62,128
         Wolverhampton & Dudley Breweries P.L.C.                    199,415            4,114,680
         Young & Co's Brewery P.L.C.                                 10,000              260,690
         Young & Co's Brewery P.L.C. Class A                          5,234              178,426
                                                                                ----------------
Total Consumer Staples
(Cost $20,947,925)                                                                    30,498,388
                                                                                ----------------

Health Care -- (4.1%)
       * Acambis P.L.C.                                             184,753              730,630
       * Alizyme P.L.C.                                             345,593              476,422
       * Antisoma P.L.C.                                            533,154              178,745
       * Axis-Shield P.L.C.                                         116,365              620,104

         Bespak P.L.C.                                               70,661              646,394
       * Biocompatibles International P.L.C.                        106,509              400,311
       * Bioquell P.L.C.                                             50,194              100,494
         Biotrace International P.L.C.                               87,657              128,444
       * Cambridge Antibody Technology Group P.L.C.                  93,045            1,069,772
         Care UK P.L.C.                                             121,100              903,062
         Corin Group P.L.C.                                         101,411              673,611
         Dechra Pharmaceuticals P.L.C.                              138,939              526,227
         Ferraris Group P.L.C.                                       63,540               99,115
       * Genetix Group P.L.C.                                       151,246              131,957
         Goldshield Group P.L.C.                                     79,169              388,940
       * Gyrus Group P.L.C.                                         212,557            1,068,523
         Huntleigh Technology P.L.C.                                 90,597              535,744
         Isoft Group P.L.C.                                         519,827            3,901,333
         Isotron P.L.C.                                              50,325              552,301
       * M.L. Laboratories P.L.C.                                   377,657              141,941
       * Medical Solutions P.L.C.                                   140,731               15,706
       * Medisys P.L.C.                                             586,814               28,774
         Nestor Healthcare Group P.L.C.                             200,863              560,659
       * Oxford Biomedica P.L.C.                                    866,802              559,504
       * Pharmagene P.L.C.                                          160,000               63,799
       * Phytopharm P.L.C.                                          111,349              172,812
       * Protherics P.L.C.                                          698,801              730,048
       * Provalis P.L.C.                                            796,584               50,240
       * Shiloh P.L.C.                                               14,500               33,576
       * Skyepharma P.L.C.                                        1,448,715            1,439,564
         SSL International P.L.C.                                   484,675            2,451,145
         Sygen International P.L.C.                                 668,253              466,808
       * Vernalis P.L.C.                                            334,552              380,110
       * Xenova Group P.L.C.                                        607,931               46,498
                                                                                ----------------
Total Health Care
(Cost $19,793,572)                                                                    20,273,313
                                                                                ----------------

Materials -- (3.6%)
       * Amberley Group P.L.C.                                      200,000               38,613
         Anglo Pacific Group P.L.C.                                 209,785              392,365
       * API Group P.L.C.                                            64,073              165,949
       * Applied Optical Technologies P.L.C.                        117,822               65,845
         Baggeridge Brick P.L.C.                                     98,000              316,935
         British Polythene Industries P.L.C.                         56,740              418,304
         Carclo P.L.C.                                              114,684              167,599
         Chamberlin & Hill P.L.C.                                    18,000               75,333
         Chapelthorpe P.L.C.                                        656,803              185,266
         Coral Products P.L.C.                                       50,000               23,292
         Croda International P.L.C.                                 339,341            2,313,135
         Cropper (James) P.L.C.                                      22,000               83,450
         Delta P.L.C.                                               289,145              615,473
         Dyson Group P.L.C.                                          81,776              520,926
       * Elementis P.L.C.                                         1,072,446            1,009,387
         Ennstone P.L.C.                                            638,996              470,046
       * European Colour P.L.C.                                      82,090               25,860
       * Greenwich Resources P.L.C.                                 438,664               18,307

         Hill & Smith Holdings P.L.C.                               138,474              408,323
         Inveresk P.L.C.                                            150,000               47,799
       * Macfarlane Group P.L.C.                                    228,287              154,790
         Marshalls P.L.C.                                           369,187            1,974,154
         Metalrax Group P.L.C.                                      358,740              522,849
         Porvair P.L.C.                                              81,246              174,875
         RPC Group P.L.C.                                           237,088            1,048,381
         Scapa Group P.L.C.                                         319,593              106,297
         Smith (DS) Holdings P.L.C.                               1,016,769            2,650,699
         Treatt P.L.C.                                               14,957               73,213
         U.K. Coal P.L.C.                                           322,996              824,482
         UCM Group P.L.C.                                            41,980               55,001
         Victrex P.L.C.                                             208,152            1,807,121
       * Yorkshire Group P.L.C.                                      82,504                8,500
         Yule Catto & Co. P.L.C.                                    278,083            1,240,301
         Zotefoams P.L.C.                                            62,000               97,293
                                                                                ----------------
Total Materials
(Cost $15,554,204)                                                                    18,100,163
                                                                                ----------------

Telecommunication Services -- (1.2%)
     * # Colt Telecom Group P.L.C.                                2,574,360            2,721,516
         Kingston Communications P.L.C.                             850,036              951,679
       * Redstone P.L.C.                                            376,324               39,514
         Telecom Plus P.L.C.                                        125,297              362,488
       * Thus Group P.L.C.                                        3,191,528              867,376
       * Vanco P.L.C.                                               145,748            1,018,966
                                                                                ----------------
Total Telecommunication Services
(Cost $5,728,204)                                                                      5,961,539
                                                                                ----------------

Other -- (1.1%)
       * Argonaut Games P.L.C.                                      100,000                5,599
         Braemar Seascope Group P.L.C.                               45,450              300,628
         Broadcastle P.L.C.                                          74,468              136,165
         Carr's Milling Industries P.L.C.                            19,000              187,304
       * Clinical Computing P.L.C.                                   46,666               12,320
         Creston P.L.C.                                              31,812               88,140
         Dewhurst P.L.C.                                              9,000               28,279
         Dewhurst P.L.C. Class A Non-Voting                          15,500               44,063
         DRS Data & Research Services P.L.C.                         26,825               16,232
       * Durlacher Corp. P.L.C.                                      15,272               36,211
         Erinaceous Group P.L.C.                                    245,217            1,223,222
       * Ferguson International Holdings P.L.C.                      89,105               38,316
       * Full Circle Future, Ltd.                                   135,600                    0
       * Garton Engineering P.L.C.                                   10,248                    0
         IFX Group P.L.C.                                            34,486               65,578
       * IMS Group P.L.C.                                            75,000                6,047
         Independent Media Distribution P.L.C.                       21,621               15,003
       * Industrial & Commercial Holdings P.L.C.                      5,000                  134
         Lupus Capital P.L.C.                                       429,989               91,935
       * Netstore P.L.C.                                            143,737              104,070
       * New Avesco P.L.C.                                           29,998               49,768
       * Osmetech P.L.C.                                            669,354               25,515

       * Planestation Group P.L.C.                                   76,551                6,575
       * Probus Estates P.L.C.                                       83,333                  224
       * Radamec Group P.L.C.                                        35,000               18,214
         Ransom (William) & Son P.L.C.                               30,000               26,857
         Reed Health Group P.L.C.                                   155,333              108,489
       * Richmond Oil & Gas P.L.C.                                  220,000                    0
       * RMS Communications P.L.C.                                   15,000                    0
       * Safeland P.L.C.                                             25,000               36,961
       * Secure Ventures (No. 1) P.L.C.                              62,500                    0
       * Secure Ventures (No. 2) P.L.C.                              62,500                2,660
       * Secure Ventures (No. 3) P.L.C.                              62,500                    0
       * Secure Ventures (No. 4) P.L.C.                              62,500                2,520
       * Secure Ventures (No. 5) P.L.C.                              62,500                2,520
       * Secure Ventures (No. 6) P.L.C.                              62,500                    0
       * Secure Ventures (No. 7) P.L.C.                              62,500                    0
       * Servicepower Technologies P.L.C.                           150,000               74,506
       * SFI Holdings, Ltd. Series A                                 26,713               14,837
         Singer & Friedlander Group P.L.C.                          391,896            2,208,190
       * Tandem Group P.L.C.                                        327,365                    0
       * Terence Chapman Group P.L.C.                                62,500                  355
         Tex Holdings P.L.C.                                         14,000               27,463
       * Theratase P.L.C.                                            80,563               56,879
         Waterman P.L.C.                                             74,473              131,324
         Watermark Group P.L.C.                                      68,660              159,967
         Windsor P.L.C.                                             149,435              134,326
       * Wraith P.L.C.                                                1,441                2,324
                                                                                ----------------
Total Other
(Cost $5,804,795)                                                                      5,489,720
                                                                                ----------------

Utilities -- (0.5%)
         Bristol Water Group P.L.C.                                  35,257              426,846
         Dee Valley Group P.L.C.                                      4,214               68,391
         East Surrey Holdings P.L.C.                                234,414            2,083,022
         Hydro International P.L.C.                                  27,669               47,844
                                                                                ----------------
Total Utilities
(Cost $1,465,072)                                                                      2,626,103
                                                                                ----------------

Miscellaneous -- (0.0%)
       * Bombshell, Ltd.                                                932                1,169
       * SCI Entertainment P.L.C.                                    33,370              201,994
       * Sheashell II, Ltd.                                             932                1,169
       * Waterdorm P.L.C.                                           105,000                    0
                                                                                ----------------
Total Miscellaneous
(Cost $861,549)                                                                          204,332
                                                                                ----------------

TOTAL COMMON STOCKS
 (Cost $381,090,214)                                                                 481,545,162
                                                                                ----------------
INVESTMENT IN CURRENCY -- (1.4%)
       * British Pound Sterling
 (Cost $6,864,085)                                                                     6,738,659
                                                                                ----------------


                                                                   SHARES              VALUE +
                                                                   ------              -------
RIGHTS/WARRANTS -- (0.0%)
Miscellaneous -- (0.0%)
       * AEA Technology P.L.C. Rights 07/08/05                       72,207               15,427
       * Laing (John) P.L.C. Rights 07/14/05                        119,371               86,620
                                                                                ----------------
Total Miscellaneous
(Cost $0)                                                                                102,047
                                                                                ----------------

Other -- (0.0%)
       * Letter of Entitlements - Audemars Piguet                    90,242                    0
       * Planestation Group P.L.C. Warrants 01/13/11                229,653                  206
       * Plasmon P.L.C. Subscription Shares                          18,509                    0
       * SFI Holdings, Ltd. Litigation Certificate                   26,713                    0
       * Xenova Group P.L.C. Warrants 12/31/08                       56,991                  383
                                                                                ----------------
Total Other
(Cost $4,781)                                                                                589
                                                                                ----------------

TOTAL RIGHTS/WARRANTS
(Cost $4,781)                                                                            102,636
                                                                                ----------------
TOTAL UNITED KINGDOM
(Cost $387,959,080)                                                                  488,386,457
                                                                                ----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY
       * Euro Currency                                                                       117
                                                                                ----------------
TOTAL EMU
(Cost $101)                                                                                  117
                                                                                ----------------


                                                                    FACE
                                                                   AMOUNT            VALUE +
                                                                   ------            -------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
Repurchase Agreements -- (2.0%)
       ^ Repurchase Agreement, Deutsche Bank Securities 2.98%,
         07/01/05 (Collateralized by $6,207,324 U.S. TIPS
         3.625%, 04/15/28, valued at $9,858,295) to be
         repurchased at $9,664,995  (Cost $9,664,195)                $9,664            9,664,195

         Repurchase Agreement, PNC Capital Markets, Inc. 3.00%,
         07/01/05 (Collateralized by $553,000 FNMA Notes 2.95%,
         11/14/07, valued at $553,691) to be repurchased at
         $545,045 (Cost $545,000)                                       545              545,000
                                                                                ----------------
                                                                                      10,209,195
                                                                                ----------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,209,195)                                                              $     10,209,195
                                                                                ----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $398,168,376)++                                                           $    498,595,769
                                                                                ================


----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $398,179,509.


                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                                                  SHARES                        VALUE +
                                                                                ----------                  --------------
    AUSTRALIA -- (44.6%)
    COMMON STOCKS -- (44.5%)
            A.I., Ltd.                                                             129,195                     $    14,212
            A.P. Eagers, Ltd.                                                       27,393                         154,013
          # AAV, Ltd.                                                              192,653                         194,077
          # ABB Grain, Ltd.                                                        368,531                       1,779,952
            ABC Learning Centres, Ltd.                                             353,727                       1,500,670
          * Acclaim Exploration NL                                                 435,905                           9,925
          * Adacel Technologies, Ltd.                                              113,249                          24,152
            ADCorp Australia, Ltd.                                                 123,389                          61,553
            Adelaide Bank, Ltd.                                                    251,960                       2,194,000
            Adelaide Brighton, Ltd.                                              1,430,948                       2,032,013
          # Adsteam Marine, Ltd.                                                   650,984                         988,298
            Adtrans Group, Ltd.                                                     32,047                          89,614
          * Agenix, Ltd.                                                           267,186                          58,932
          * AGT Biosciences, Ltd.                                                  261,684                         143,243
          * Ainsworth Game Techology, Ltd.                                         314,923                         109,788
            AJ Lucas Group, Ltd.                                                    85,235                          83,890
            Alesco Corp., Ltd.                                                     182,571                       1,018,144
          * Alkane Exploration, Ltd.                                               185,165                          21,786
          * Allegiance Mining NL                                                   301,699                          29,774
          * Altium, Ltd.                                                           162,100                          23,401
            Amalgamated Holdings, Ltd.                                             320,951                       1,049,394
            Amcom Telecommunications, Ltd.                                         596,711                          74,724
          * Amity Oil NL                                                           372,573                         124,580
          * Amrad Corp., Ltd.                                                      211,023                          66,445
          * Anadis, Ltd.                                                           136,900                          41,166
          * Anateus Energy, Ltd.                                                   193,687                          13,711
            Ansell, Ltd.                                                            19,924                         151,746
            ARB Corporation, Ltd.                                                  151,288                         351,282
          * Arc Energy NL                                                          459,772                         677,345
            Ariadne Australia, Ltd.                                                277,334                          71,852
            Arrow Pharmaceuticals, Ltd.                                            787,475                       1,521,202
            Aspen Group, Ltd.                                                       20,479                           3,120
          * Atlas Pacific, Ltd.                                                     82,585                          13,274
            AuIron Energy, Ltd.                                                    193,822                         420,070
            Ausdrill, Ltd.                                                         178,089                          94,801
            Ausmelt, Ltd.                                                           36,118                           7,708
            Auspine, Ltd.                                                          115,651                         336,234
          * Austal, Ltd.                                                           444,288                         626,112
          * Austar United Communications, Ltd.                                   3,146,981                       2,341,669
          # Austereo Group, Ltd.                                                 1,080,140                       1,412,485
            Austin Group, Ltd.                                                      70,265                          41,690
            Australian Agricultural Co., Ltd.                                      558,072                         725,664
          * Australian Magnesium Corp., Ltd.                                       332,383                           2,270
            Australian Pharmaceutical Industries, Ltd.                             669,829                       1,752,865
          # Australian Pipeline Trust                                              726,465                       2,074,115
        # * Australian Worldwide Exploration, Ltd.                                 929,537                       1,424,400

            Auto Group, Ltd.                                                        41,309                          22,011
          # Autron Corporation, Ltd.                                               989,247                         127,452
            AV Jennings Homes, Ltd.                                                496,066                         536,236
            Avatar Industries, Ltd.                                                195,019                         135,422
          * Avexa, Ltd.                                                             67,761                           7,479
        # * Ballarat Goldfields NL                                               1,665,281                         321,859
          # Bank of Queensland, Ltd.                                               262,336                       2,384,270
            Baxter Group, Ltd.                                                      89,652                         350,454
            BayCorp Advantage, Ltd.                                                538,318                       1,238,095
            Beach Petroleum, Ltd.                                                1,951,255                         952,473
            Beaconsfield Gold NL                                                    89,078                          23,768
            Bendigo Bank, Ltd.                                                     358,878                       2,690,802
        # * Bendigo Mining NL                                                      651,655                         513,940
          * Betcorp, Ltd.                                                          273,622                          36,447
          * Beyond International, Ltd.                                              61,256                          16,553
          * Biota Holdings, Ltd.                                                   265,336                          84,714
            Blackmores, Ltd.                                                        37,565                         369,723
          * Blina Diamonds, Ltd.                                                    13,703                           2,550
          * Bolnisi Gold NL                                                        484,156                         223,991
          * Boom Logistics, Ltd.                                                   117,180                         214,073
          * Boulder Group NL                                                       717,587                         122,922
          * BQT Solutions, Ltd.                                                    179,898                          32,829
            Brazin, Ltd.                                                           273,219                         357,960
            Bridgestone Australia, Ltd.                                             66,100                         146,431
          * Broadcast Services Australia, Ltd.                                     337,438                          66,972
          * Buka Mineral, Ltd.                                                     210,323                          42,917
            Cabcharge Austalia, Ltd.                                               267,963                         914,707
            Campbell Brothers, Ltd.                                                111,270                         795,053
            Candle Australia, Ltd.                                                  69,486                         110,920
          * Cape Range Wireless, Ltd.                                            3,581,304                          97,734
          * Capral Aluminium, Ltd.                                                 276,367                         367,123
          * Carpenter Pacific Resources, Ltd.                                      225,546                          38,254
            CDS Technologies, Ltd.                                                  61,294                          95,877
            Cedar Woods Properties, Ltd.                                            77,414                         134,682
          * Cellestis, Ltd.                                                        220,327                         495,145
            Cellnet Telecommunications Group, Ltd.                                  91,100                          88,987
          * Centamin Egypt, Ltd.                                                   996,437                         204,117
            Centennial Coal, Ltd.                                                  597,110                       2,200,480
            Central Equity, Ltd.                                                   183,928                         340,337
          * Charters Towers Gold Mines, Ltd.                                       727,142                          68,993
          * Chemeq, Ltd.                                                           166,742                         147,231
            Chiquita Brands South Pacific, Ltd.                                    341,774                         205,665
            Circadian Technologies, Ltd.                                            64,591                          57,494
            Citect Corp., Ltd.                                                     109,822                          70,167
          * Climax Mining, Ltd.                                                    870,299                          62,307
        # * Clough, Ltd.                                                         1,236,465                         446,007
            Clover Corp., Ltd.                                                     269,348                          34,714
          * Cluff Resources Pacific NL                                             911,746                           9,674
            CMI, Ltd.                                                               81,810                          82,147
          * CO2 Group, Ltd.                                                        280,693                          63,923
          # Coates Hire, Ltd.                                                      549,361                       1,988,664
            Cochlear, Ltd.                                                         124,836                       3,714,902
          * Codan, Ltd.                                                            112,604                         119,866
            Coffey International, Ltd.                                             167,427                         334,342
            Collection House, Ltd.                                                 224,054                         238,296
            Colorado Group, Ltd.                                                   242,046                         838,151
            Commander Communications, Ltd.                                         453,465                         826,420

          # Consolidated Minerals, Ltd.                                            436,304                       1,328,641
          * Coplex Resources NL                                                    231,400                          15,853
            Corporate Express Australia, Ltd.                                      449,830                       1,994,648
            Count Financial, Ltd.                                                  552,306                         567,299
            Coventry Group, Ltd.                                                    84,583                         373,112
          * CPI, Ltd.                                                               68,585                          23,469
          # Crane Group, Ltd.                                                      152,617                         985,994
            Croesus Mining NL                                                      798,235                         214,833
          * Cue Energy Resources, Ltd.                                             452,354                         130,462
            Danks Holdings, Ltd.                                                    10,425                          85,337
          # DCA Group, Ltd.                                                        509,294                       1,465,172
          # Devine, Ltd.                                                           289,972                         131,198
          * Dioro Exploraration NL                                                 297,142                          13,096
          * Dominion Mining, Ltd.                                                  192,017                          47,955
            Downer Group, Ltd.                                                     688,972                       2,782,215
          * Dragon Mining NL                                                       709,605                         123,716
        # * E.R.G., Ltd.                                                         1,647,173                         300,063
          * Echelon Resources, Ltd.                                                  7,950                           1,876
          * Emporer Mines, Ltd.                                                    324,668                          56,801
            Energy Developments, Ltd.                                              311,265                         990,613
          * Energy World Corp., Ltd.                                               325,630                           9,428
          # Envestra, Ltd.                                                       2,038,400                       1,735,999
          * Environmental Solutions International, Ltd.                             67,364                           3,384
            Equigold NL                                                            351,475                         288,600
            Evans & Tate, Ltd.                                                     164,154                          63,707
          * Excel Coal, Ltd.                                                       168,010                         953,186
          * Falcon Minerals, Ltd.                                                  240,897                          91,769
          # Fantastic Holdings, Ltd.                                               185,528                         504,038
            FKP, Ltd.                                                              470,587                       1,010,888
          # Fleetwood Corp., Ltd.                                                  115,978                         547,606
            Flight Centre, Ltd.                                                     10,991                         116,784
          * Forest Enterprises Australia, Ltd.                                     570,767                         260,272
        # * Fortescue Metals Group, Ltd.                                           361,735                         791,110
          # Funtastic, Ltd.                                                        312,883                         457,827
            Futuris Corp., Ltd.                                                  1,238,179                       1,713,052
            Gale Pacific, Ltd.                                                     123,557                         136,133
            GasNet Australia Group                                                 343,500                         658,189
            Gazal Corp., Ltd.                                                      101,046                         225,985
          * Genetic Technologies, Ltd.                                             830,383                         215,171
          * Geodynamics, Ltd.                                                      174,778                         217,867
          * Giants Reef Mining, Ltd.                                             1,400,196                          29,843
            Globe International, Ltd.                                              882,836                         224,724
          * Gold Aura, Ltd.                                                         41,097                           2,557
          * Goldstream Mining NL                                                   151,648                          39,193
            Gowing Bros., Ltd.                                                      79,311                         156,974
          * Gradipore, Ltd.                                                        104,226                          55,075
          # Graincorp, Ltd. Series A                                                87,738                         773,709
            Grand Hotel Group                                                      473,257                         304,177
            GRD NL                                                                 494,134                         761,007
          # Great Southern Plantations, Ltd.                                       735,162                       2,346,535
            Green's Foods, Ltd.                                                    193,688                          88,205
          # GUD Holdings, Ltd.                                                     174,840                         829,790
            Gunns, Ltd.                                                            602,832                       1,965,310
          * Gutnick Resources NL                                                    17,866                             860
            GWA International, Ltd.                                                698,010                       1,547,644
          * Gympie Gold, Ltd.                                                      302,445                               0
        # * Hardman Resources NL                                                 1,706,925                       2,781,769

            Harvey World Travel, Ltd.                                               87,638                          92,660
            Healthscope, Ltd.                                                      261,453                         933,322
            Henry Walker Eltin Group, Ltd.                                         463,214                         174,536
          * Herald Resources, Ltd.                                                  69,910                          32,001
            HGL, Ltd.                                                               87,018                         116,054
          # Hills Industries, Ltd.                                                 407,018                       1,336,134
            Home Building Society, Ltd.                                             27,907                         168,830
          * Horizon Oil NL                                                         752,832                          59,928
          # Housewares International, Ltd.                                         307,812                         373,789
            HPAL, Ltd.                                                             274,861                         354,727
        # * Hutchison Telecommunications (Australia), Ltd.                       1,455,265                         298,121
            IBA Health, Ltd.                                                       552,155                         208,994
          * ICSGlobal, Ltd.                                                        155,693                          39,635
            IInet, Ltd.                                                            192,656                         417,685
            Iluka Resources, Ltd.                                                  513,563                       2,931,896
          * Imdex, Ltd.                                                            135,662                          22,621
            Incitec Pivot, Ltd.                                                    103,989                       1,270,809
          * Independent Practioner Network, Ltd.                                   457,414                          26,480
          * Indophil Resources NL                                                  518,540                         127,566
            Infomedia, Ltd.                                                        696,356                         259,472
            Institute of Drug Technology Australia, Ltd.                            82,205                         112,662
            Integrated Group, Ltd.                                                 145,820                         157,789
            Integrated Research, Ltd.                                              261,513                          77,519
          * Integrated Tree Cropping, Ltd.                                          73,200                          66,937
          * Intellect Holdings, Ltd.                                               967,267                          17,721
          * Intermoco, Ltd.                                                      1,067,459                          27,557
          * International All Sports, Ltd.                                          58,815                           8,050
            Investor Group, Ltd.                                                   170,947                         597,431
            Invocare, Ltd.                                                          78,192                         250,995
          # ION, Ltd.                                                              419,349                               0
          # IOOF Holdings, Ltd.                                                    128,916                         651,269
            Iress Market Technology, Ltd.                                          281,018                         917,300
          # IWL, Ltd.                                                               81,474                         157,430
          * Ixla, Ltd.                                                              89,921                           1,574
          # JB Hi-Fi, Ltd.                                                         281,832                         761,705
            JDV, Ltd.                                                              123,805                          60,950
          # Jones (David),  Ltd.                                                 1,190,508                       1,699,767
          # Jubilee Mines NL                                                       358,412                       1,936,445
          * Just Group, Ltd.                                                       232,200                         372,906
            K&S Corp., Ltd.                                                        128,017                         312,170
          * Kagara Zinc, Ltd.                                                      437,281                         398,472
            Keycorp, Ltd.                                                          156,412                         225,947
          * Kids Campus, Ltd.                                                       69,303                          34,072
          * Kimberley Diamond Co. NL                                               274,068                         227,946
          * Kings Mineral NL                                                       516,989                          86,357
            Kingsgate Consolidated NL                                              186,350                         402,043
            Kresta Holdings, Ltd.                                                  231,002                          44,113
          * Lakes Oil NL                                                         2,055,217                          43,774
            Lemarne Corp., Ltd.                                                     20,790                          37,764
          * Leyshon Resources, Ltd.                                                103,357                          20,455
            Lighting Corp., Ltd.                                                   180,200                          93,070
          * Longreach Group, Ltd.                                                  276,023                          31,402
          * Lynas Gold NL                                                          433,768                          47,646
            MacArthur Coal, Ltd.                                                   394,540                       2,223,376
            MacMahon Holdings, Ltd.                                                804,171                         277,507
          * Macmin Silver, Ltd.                                                    343,722                          27,240
          * Macquarie Corporate Telecommunications, Ltd.                           350,192                          26,582

            Magellan Petroleum Australia, Ltd.                                      32,760                          33,596
          * Magnesium International, Ltd.                                           32,803                          33,092
          * Maryborough Sugar Factory, Ltd.                                            600                           3,054
          * Matrix Oil NL                                                          557,000                          18,655
            MaxiTRANS Industries, Ltd.                                             482,299                         274,440
          # McGuigan Simeon Wines, Ltd.                                            296,961                         895,008
            McPherson's, Ltd.                                                      141,730                         324,165
          * Medica Holdings, Ltd.                                                   31,587                          10,529
            Melbourne IT, Ltd.                                                      85,583                          79,528
        # * Metabolic Pharmaceuticals, Ltd.                                        700,000                         325,928
        # * Metal Storm, Ltd.                                                      956,640                          84,640
        # * MFS, Ltd.                                                              276,486                         315,358
          # Miller's Retail, Ltd.                                                  566,259                         322,452
            Minara Resources, Ltd.                                               1,229,086                       1,934,788
            Mincor Resources NL                                                    492,383                         233,062
            Monadelphous Group, Ltd.                                               206,244                         529,660
          * Mosaic Oil NL                                                          756,146                          88,759
          * Multiemedia, Ltd.                                                    3,014,095                          32,106
          * MXL, Ltd.                                                              512,804                          60,367
            MYOB, Ltd.                                                             917,057                         741,206
            Namoi Cotton Cooperative, Ltd.                                         160,347                          65,969
            National Can Industries, Ltd.                                           97,017                         109,167
          * New Hope Corp., Ltd.                                                   179,653                         189,846
          * Norwood Abbey, Ltd.                                                    326,063                          84,194
          * Novera Energy, Ltd.                                                     62,826                          65,136
        # * Novogen, Ltd.                                                          246,646                         873,332
            Nufarm, Ltd.                                                           287,774                       2,325,459
          * Nylex, Ltd.                                                          1,960,108                         384,826
            Oakton, Ltd.                                                           162,978                         221,627
          # Oamps, Ltd.                                                            336,965                         653,035
          * Occupational & Medical Innovations, Ltd.                                31,208                           9,715
          * Oceana Gold, Ltd.                                                      192,400                          89,110
          * Orbital Engine Corp., Ltd.                                             537,358                          42,565
            OrotonGroup, Ltd.                                                       76,854                         118,823
          * Oxiana, Ltd.                                                         2,856,763                       1,922,467
            Pacific Brands, Ltd.                                                   598,500                       1,029,127
            Pacific Group, Ltd.                                                    320,974                         444,637
          # Pacific Hydro, Ltd.                                                    380,820                       1,452,941
          * Paladin Resources, Ltd.                                                783,776                         694,825
          * Palm Springs, Ltd.                                                     222,804                           8,775
          * Pan Pacific Petroleum NL                                               327,800                          32,233
          * Panbio, Ltd.                                                            58,078                          12,676
            Paperlinx, Ltd.                                                        501,058                       1,140,599
          * Payce Consolidated, Ltd.                                                29,670                          61,205
            Penfold Buscombe, Ltd.                                                  85,065                         119,419
          * People Telecom, Ltd.                                                   535,431                          57,159
            Peptech, Ltd.                                                          379,247                         437,773
          * Perilya Mines NL                                                       386,030                         199,218
          * Perseverance Corp., Ltd.                                             1,265,363                         292,163
          * Petra Diamonds, Ltd.                                                    65,193                          76,422
        # * Petsec Energy, Ltd.                                                    253,743                         198,605
          * Plantcorp NL                                                             4,329                               0
            Plaspak Group, Ltd.                                                     99,965                          68,508
        # * PMP, Ltd.                                                              761,276                         772,625
          * Polartechnics, Ltd.                                                     43,405                           5,952
            Port Bouvard, Ltd.                                                     108,200                         115,394
          * Port Douglas Reef Resorts, Ltd.                                        251,655                           4,789

          * PowerTel, Ltd. Series B                                                175,372                         137,398
          * Prana Biotechnology, Ltd.                                              195,424                          22,588
          * Precious Metals Australia, Ltd.                                         12,727                           2,988
          * Preston Resources NL                                                    64,000                             635
            Primary Health Care, Ltd.                                              292,807                       2,028,138
            Prime Television, Ltd.                                                 294,381                         706,561
          * Primelife Corp., Ltd.                                                  215,916                         135,043
          * Progen Industries, Ltd.                                                 83,761                         171,349
            Programmed Maintenance Service, Ltd.                                   167,811                         408,421
        # * Psivida, Ltd.                                                          467,864                         281,748
            Queensland Cotton Holdings, Ltd.                                        64,879                         175,048
          * Quiktrak Networks, Ltd.                                                740,124                               0
            Ramsay Health Care, Ltd.                                               340,994                       2,296,877
            Raptis Group, Ltd.                                                      12,000                           5,481
            Rebel Sport, Ltd.                                                      173,512                         264,318
            Redfire Resources NL                                                   859,797                         156,342
          * Redflex Holdings, Ltd.                                                 230,706                         489,076
            Reece Australia, Ltd.                                                  251,463                       2,453,707
          * Reinsurance Australia Corp., Ltd.                                      399,993                         136,839
          * Repco Corp., Ltd.                                                      200,651                         411,504
            Repcol, Ltd.                                                           308,668                         150,670
          * Resolute Mining, Ltd.                                                  456,861                         330,537
          * Resonance Health, Ltd.                                                  29,264                           3,118
            Ridley Corp., Ltd.                                                     620,822                         636,238
            Roberts, Ltd.                                                           26,336                         201,361
          * Roc Oil Co., Ltd.                                                      438,259                         642,221
            Rock Building Society, Ltd.                                             25,092                          80,076
            Ross Human Directions, Ltd.                                            124,630                          54,442
            S8, Ltd.                                                               180,798                         247,178
          * SAI Global, Ltd.                                                       107,098                         230,452
          * Sally Malay Mining, Ltd.                                               402,323                         262,205
            Salmat, Ltd.                                                           302,282                       1,082,937
            Schaffer Corp., Ltd.                                                    33,766                         120,240
            SDI, Ltd.                                                              236,993                         135,057
          * Sedimentary Holdings, Ltd.                                             577,321                          94,099
            Select Harvests, Ltd.                                                  106,523                         785,113
            Senetas Corp., Ltd.                                                    746,923                         169,365
            Servcorp, Ltd.                                                         187,972                         414,488
          # Seven Network, Ltd.                                                    354,582                       1,872,737
            SFE Corp., Ltd.                                                        334,655                       2,704,753
            Sigma Co., Ltd.                                                        375,345                       2,637,899
          * Silex System, Ltd.                                                     287,621                         242,337
            Sims Group, Ltd.                                                       150,718                       1,694,903
          * Sino Gold, Ltd.                                                        276,623                         388,121
          * Sirtex Medical, Ltd.                                                    96,109                         102,434
          # Skilled Engineering, Ltd.                                              197,124                         362,323
          # Smorgon Steel Group, Ltd.                                            2,163,008                       2,025,413
            SMS Management & Technology, Ltd.                                      132,991                         184,358
          * Sons of Gwalia, Ltd.                                                   253,252                               0
          # Southern Cross Broadcasting (Australia), Ltd.                          149,035                       1,369,964
          * Southern Pacific Petroleum NL                                          698,740                               0
          # SP Telecommunications, Ltd.                                            819,927                         986,865
          # Spotless Group, Ltd.                                                   517,370                       2,041,000
          * St. Barbara Mines, Ltd.                                                375,500                          28,416
            Star Games, Ltd.                                                       219,830                         177,700
          * Starpharma Holdings, Ltd.                                              258,219                          96,208
            Straits Resources, Ltd.                                                312,715                         441,465

          * Strategic Minerals Corp. NL                                            358,100                          35,487
          * Strathfield Group, Ltd.                                                492,553                          22,571
          * Striker Resources NL                                                   435,484                           9,621
          # STW Communications Group, Ltd.                                         462,047                         982,502
          # Sunland Group, Ltd.                                                    530,550                         604,094
            Sydney Aquarium, Ltd.                                                   49,135                         207,202
        # * Sydney Gas, Ltd.                                                       661,636                         276,300
            Symex Holdings, Ltd.                                                   203,321                         236,505
          * Taipan Resources NL                                                  2,475,883                         101,792
          * Tandou, Ltd.                                                             3,410                           4,149
          * Tap Oil, Ltd.                                                          407,790                         743,729
            Technology One, Ltd.                                                   705,539                         278,998
            Tectonic Resources NL                                                  259,183                          37,387
          * Television & Media Services, Ltd.                                    2,000,584                          59,457
            Thakral Holdings Group                                               1,569,889                         912,289
            Ticor, Ltd.                                                            630,193                         822,762
          # Timbercorp, Ltd.                                                       551,027                         970,555
          * Titan Resources NL                                                     595,172                          24,917
          * Tooth & Co., Ltd.                                                      153,000                           6,480
            Transfield Services, Ltd.                                              375,908                       2,170,500
            Triako Resources, Ltd.                                                  31,217                          26,830
            Troy Resources NL                                                       96,896                         171,924
            Trust Company of Australia, Ltd.                                        75,179                         581,200
            United Group, Ltd.                                                     249,861                       1,827,885
          * Unitract, Ltd.                                                         147,406                          61,517
          * Universal Resources, Ltd.                                              109,414                          13,351
            UXC, Ltd.                                                              297,944                         174,287
            VeCommerce, Ltd.                                                        13,680                          17,751
          * Ventracor, Ltd.                                                        502,158                         515,455
          * Victoria Petroleum NL                                                2,180,492                          43,042
          # Villa World, Ltd.                                                      229,021                         232,384
          * Village Roadshow, Ltd.                                                 591,536                       1,142,642
          * Virotec International NL                                               403,655                         221,269
            Vision Systems, Ltd.                                                   426,575                         361,651
          * Voicenet (Australia), Ltd.                                             495,284                           4,865
            Volante Group, Ltd.                                                    273,599                         280,585
            Waterco, Ltd.                                                           33,300                          97,545
            Watpac, Ltd.                                                           142,703                         109,723
          # Wattyl, Ltd.                                                           225,230                         362,814
          * Webster, Ltd.                                                          119,092                          62,508
          * Wedgetail Exploration NL                                             1,413,422                          45,044
          * Western Areas NL                                                       259,360                         261,857
            Wide Bay Capricorn Building Society, Ltd.                               47,718                         262,816
            Worley Group, Ltd.                                                     398,370                       2,385,635
          * Yates, Ltd.                                                             60,281                           2,585
                                                                                                            --------------
    TOTAL COMMON STOCKS
    (Cost $152,784,974)                                                                                        179,163,931
                                                                                                            --------------

    PREFERRED STOCKS -- (0.1%)
          * Village Roadshow, Ltd. 2% Class A
    (Cost $283,859)                                                                200,025                         302,398
                                                                                                            --------------

    INVESTMENT IN CURRENCY -- (0.0%)
          * Australian Dollar
    (Cost $49,303)                                                                                                  49,033
                                                                                                            --------------

    RIGHTS/WARRANTS -- (0.0%)
          * Beach Petroleum, Ltd. Warrants 06/30/06                                480,019                               0
          * Boulder Steel, Ltd. Options 11/30/05                                    71,759                           2,185
          * Cue Energy Resources, Ltd. Rights 05/24/05                              90,470                          11,707
          * Equigold NL Options 05/31/07                                            87,868                          10,702
          * K & S Corp., Ltd. Rights 07/15/05                                       12,801                               0
                                                                                                            --------------
    TOTAL RIGHTS/WARRANTS
    (Cost $2,187)                                                                                                   24,594
                                                                                                            --------------

    TOTAL -- AUSTRALIA
     (Cost $153,120,323)                                                                                       179,539,956
                                                                                                            --------------

    HONG KONG -- (23.4%)
    COMMON STOCKS -- (23.4%)
          * 139 Holdings, Ltd.                                                   6,200,000                          13,619
            ABC Communications (Holdings), Ltd.                                    930,000                          87,371
            Aeon Credit Service (Asia) Co., Ltd.                                   740,000                         485,563
            ALCO Holdings, Ltd.                                                    740,000                         281,826
            Allan International Holdings, Ltd.                                     592,000                          86,249
            Allied Group, Ltd.                                                     559,200                         774,730
            Allied Properties, Ltd.                                                802,600                         509,051
          * Anex International Holdings, Ltd.                                      152,000                           1,741
          * Applied International Holdings, Ltd.                                 1,243,000                          34,614
          * APT Satellite Holdings, Ltd.                                           599,000                         100,213
            Artel Solutions Group Holdings, Ltd.                                 2,315,000                          45,631
            Arts Optical International Holdings, Ltd.                              468,000                         172,723
            Asia Aluminum Holdings, Ltd.                                         4,042,000                         475,851
          * Asia Commercial Holdings, Ltd.                                          72,800                           5,717
            Asia Financial Holdings, Ltd.                                        1,976,908                         519,733
          * Asia Logistics Technologies, Ltd.                                       22,140                           2,898
            Asia Satellite Telecommunications Holdings, Ltd.                       404,500                         708,679
            Asia Standard International Group, Ltd.                              6,780,000                         299,024
          * Asia Tele-Net & Technology Corp., Ltd.                                 521,000                          22,130
            Associated International Hotels, Ltd.                                  898,000                         846,303
            Automated Systems Holdings, Ltd.                                       340,000                          87,528
          * B.A.L. Holdings, Ltd.                                                      406                              19
            Baltrans Holdings, Ltd.                                                376,000                         153,230
          * Beijing Development (Hong Kong), Ltd.                                  166,000                          19,225
            Bossini International Holdings, Ltd.                                 1,801,500                         360,975
            Bright International Group, Ltd.                                       710,000                          70,073
          # Cafe de Coral Holdings, Ltd.                                           672,000                         764,207
          * Capital Prosper, Ltd.                                                  480,000                           5,378
          * Capital Strategic Investment, Ltd.                                      30,500                           5,771
            Cash Financial Services Group, Ltd.                                     27,018                             729
          * Casil Telecommunications Holdings, Ltd.                              1,420,000                          70,971
          * Catic International Holdings, Ltd.                                   5,332,000                          55,344
            CCT Telecom Holdings, Ltd.                                             472,970                         103,737
            CEC International Holdings, Ltd.                                       210,000                           4,261
          * Celestial Asia Securities Holdings, Ltd.                               426,036                          20,231
          * Central China Enterprises, Ltd.                                        210,400                          20,449
          # Champion Technology Holdings, Ltd.                                   1,379,390                         212,434
            Chaoda Modern Agriculture (Holdings), Ltd.                           2,620,000                       1,032,674
            Chen Hsong Holdings, Ltd.                                            1,210,000                         682,470
            Cheuk Nang (Holdings), Ltd.                                            113,344                          63,959
          * Cheung Tai Hong Holdings, Ltd.                                         100,920                           4,809

            Chevalier International Holdings, Ltd.                                 441,482                         521,244
            Chevalier Itech Holdings, Ltd.                                         355,250                          72,592
          * China Aerospace International Holdings, Ltd.                         3,384,000                         164,595
          * China Bio-medical Group, Ltd.                                          415,000                           8,011
          * China Digicontent Co., Ltd.                                          2,710,000                           3,487
          * China Electronics Corp. Holdings Co., Ltd.                             468,250                          87,166
            China Everbright International, Ltd.                                 3,945,000                         222,826
          * China Everbright Technology, Ltd.                                    3,244,000                         122,501
          * China Gas Holdings, Ltd.                                             2,736,000                         472,714
            China Hong-Kong Photo Products Holdings, Ltd.                        1,909,000                         194,892
          * China Insurance International Holdings Co., Ltd.                     1,866,000                         687,964
          * China Investments Holdings, Ltd.                                       210,000                           4,540
          * China Merchants Dichain (Asia), Ltd.                                 7,160,000                          60,453
          * China Motion Telecom International, Ltd.                               257,000                           7,916
            China Motor Bus Co., Ltd.                                               74,000                         604,630
          * China Nan Feng Group, Ltd.                                              28,800                             318
          # China National Aviation Co., Ltd.                                    3,710,000                         924,056
            China Online (Bermuda), Ltd.                                           296,240                          47,696
          * China Pharmaceutical Enterprise and Investment Corp., Ltd.           1,802,000                         367,840
            China Rare Earth Holdings, Ltd.                                      1,180,000                         143,579
          # China Resources Land, Ltd.                                           2,658,000                         429,139
            China Resources Logic, Ltd.                                          3,796,000                         451,777
          * China Rich Holdings, Ltd.                                              676,000                          14,440
          * China Sci-Tech Holdings, Ltd.                                          278,600                           6,924
          * China Star Entertainment, Ltd.                                         440,292                          16,399
          * China Strategic Holdings, Ltd.                                       1,368,500                         140,138
            Chinney Investments, Ltd.                                            1,144,000                         128,748
            Chitaly Holdings, Ltd.                                                 214,000                         190,610
            Chow Sang Sang Holdings International, Ltd.                            865,680                         583,028
            Chuangs China Investments, Ltd.                                      1,347,000                          67,158
            Chuang's Consortium International, Ltd.                              1,858,884                         158,921
            Chun Wo Holdings, Ltd.                                               1,671,917                         192,286
            Chung Tai Printing Holdings, Ltd.                                      548,000                          89,484
          * CITIC 21CN Co., Ltd.                                                 3,674,000                       1,058,395
          * CITIC Resources Holdings, Ltd.                                       4,472,000                         630,942
            City e Solutions, Ltd.                                                 186,000                          20,235
          * City Telecom (H.K.), Ltd.                                            1,070,000                         123,253
        # * Clear Media, Ltd.                                                      549,000                         476,080
          * Climax International Co., Ltd.                                         296,000                           1,104
          # CNPC (Hong Kong), Ltd.                                               6,430,000                       1,022,980
          * CNT Group, Ltd.                                                      3,078,000                          57,651
          * Coastal Greenland, Ltd.                                              2,440,000                          84,206
            COFCO International, Ltd.                                            2,188,000                       1,046,644
          * Compass Pacific Holdings, Ltd.                                         624,000                          16,920
          * Computer & Technologies Holdings, Ltd.                                 432,000                          48,000
            Continental Holdings, Ltd.                                              98,825                          11,144
            Continental Mariner Investment Co., Ltd.                             1,328,000                         230,024
            COSCO International Holdings, Ltd.                                   2,573,600                         372,653
            Coslight Technology International Group, Ltd.                          626,000                         132,768
            Cosmos Machinery Enterprises, Ltd.                                   1,126,400                          56,537
          * Crocodile Garments, Ltd.                                             1,539,000                         116,131
            Cross Harbour Tunnel Co., Ltd.                                         386,520                         385,098
          * Culturecom Holdings, Ltd.                                            3,767,000                         151,672
          * Dah Hwa International Holdings, Ltd.                                 1,062,000                          54,286
          * Dan Form Holdings Co., Ltd.                                          2,386,600                         115,773
          * Daqing Petroleum & Chemical Group, Ltd.                              1,375,000                          72,161
            Dickson Concepts International, Ltd.                                   498,300                       1,013,481

          * Digital China Holdings, Ltd.                                         1,416,000                         413,205
          * DVN Holdings, Ltd.                                                     744,490                         173,205
          * Dynamic Global Holdings, Ltd.                                        3,522,000                          19,035
            Dynamic Holdings, Ltd.                                                 244,000                          39,400
            Easyknit International Holdings, Ltd.                                  282,860                           8,673
          * Eforce Holdings, Ltd.                                                2,620,000                          11,915
            Egana Jewelry & Pearls, Ltd.                                           331,789                          54,792
          # Eganagoldfeil Holdings, Ltd.                                         2,017,235                         476,539
          * Emperor Entertainment Hotel, Ltd.                                      870,000                         167,508
            Emperor International Holdings, Ltd.                                   904,360                         144,236
          * e-New Media Co., Ltd.                                                  320,000                          11,902
          * eSun Holdings, Ltd.                                                    653,600                         162,517
          * Extrawell Pharmaceutical Holdings, Ltd.                              3,220,000                          89,583
            Ezcom Holdings, Ltd.                                                    72,576                             448
            Fairwood Holdings, Ltd.                                                 42,600                          23,103
          # Far East Consortium International, Ltd.                              1,968,680                         824,390
          * Far East Hotels & Entertainment, Ltd.                                1,853,000                         132,942
          * Far East Pharmaceutical Technology Co., Ltd.                         3,216,000                          28,142
            First Natural Foods Holdings, Ltd.                                     295,000                          20,042
            First Sign International Holdings, Ltd.                              1,424,000                          49,242
            Fong's Industries Co., Ltd.                                            664,000                         501,824
          * Forefront International Holdings, Ltd.                                 658,000                          48,264
          * Fortuna International Holdings, Ltd.                                 9,344,000                          14,298
          * Foundation Group, Ltd.                                                  83,800                           1,963
          * Founder Holdings, Ltd.                                               1,854,000                         116,546
            Fountain Set Holdings, Ltd.                                            972,000                         498,686
            Four Seas Frozen Food Holdings, Ltd.                                   347,184                          50,378
            Four Seas Mercantile Holdings, Ltd.                                    592,000                         205,688
          * Fujian Holdings, Ltd.                                                  237,800                           6,151
            Fujikon Industrial Holdings, Ltd.                                      532,000                         104,588
          * Fushan Holdings, Ltd.                                                2,566,000                         155,195
          * GeoMaxima Energy Holdings, Ltd.                                      5,810,000                          52,371
            Giordano International, Ltd.                                         1,866,000                       1,282,615
          * Global China Group Holdings, Ltd.                                    3,022,000                         150,464
            Global Green Tech Group, Ltd.                                        1,336,000                         128,505
          * Global Tech (Holdings), Ltd.                                         5,612,000                          36,109
            Glorious Sun Enterprises, Ltd.                                       1,650,000                         752,671
            Gold Peak Industries (Holdings), Ltd.                                1,059,250                         202,548
          * Goldbond Group Holdings, Ltd.                                        2,609,500                          46,752
            Golden Meditech Company, Ltd.                                        1,473,802                         253,753
            Golden Resources Development International, Ltd.                     1,456,500                          63,721
          * Gold-Face Holdings, Ltd.                                             2,003,600                               0
            Goldlion Holdings, Ltd.                                              1,438,000                         186,556
          * Golik Holdings, Ltd.                                                   930,500                          27,540
            Good Fellow Group, Ltd.                                              3,488,000                          49,801
          * Gorient Holdings, Ltd.                                                   7,370                              37
            Grande Holdings, Ltd.                                                  502,000                         467,076
          * Great Wall Cybertech, Ltd.                                          15,795,170                          20,326
            Group Sense (International), Ltd.                                    2,062,000                         145,114
            Guangdong Brewery Holdings, Ltd.                                     2,212,000                         768,519
          * Guangnan Holdings, Ltd.                                             14,216,000                         193,245
            Guangzhou Investment Co., Ltd.                                       8,860,000                         759,894
          * Guo Xin Group, Ltd.                                                  3,640,000                          13,481
            Guorun Holdings, Ltd.                                                3,570,000                         229,463
            GZI Transport, Ltd.                                                  1,820,000                         631,130
            Hang Fung Gold Technology, Ltd.                                      1,016,000                         147,210
            Hang Ten Group Holdings, Ltd.                                          405,850                          59,780

            Hanny Holdings, Ltd.                                                   186,658                          75,803
          * Hansom Eastern Holdings, Ltd.                                        3,473,235                          10,708
            Harbour Centre Development, Ltd.                                       517,000                         869,932
            Harbour Ring International Holdings, Ltd.                            7,912,000                         923,594
          * Hen Fung Holdings, Ltd.                                              1,740,000                          33,483
            Henderson China Holdings, Ltd.                                         815,000                         774,939
            Heng Tai Consumables Group, Ltd.                                       530,000                         100,737
          # Hengan International Group Co., Ltd.                                 1,194,000                         827,138
            High Fashion International, Ltd.                                       268,000                          59,122
          # HKR International, Ltd.                                              1,884,860                       1,264,311
            Hon Kwok Land Investment Co., Ltd                                      572,535                         166,985
            Hong Kong and Shanghai Hotels, Ltd.                                    405,041                         420,584
            Hong Kong Catering Management, Ltd.                                    512,000                          99,141
          * Hong Kong Construction Holdings, Ltd.                                  970,000                          63,268
            Hong Kong Ferry (Holdings) Co., Ltd.                                   671,300                         809,764
          * Hong Kong Parkview Group, Ltd.                                       1,130,000                          53,803
          * Hong Kong Pharmaceuticals Holdings, Ltd.                             1,834,000                          45,785
            Hongkong Chinese, Ltd.                                               2,126,000                         280,779
          * Hop Hing Holdings, Ltd.                                                660,265                          26,339
            Hopson Development Holdings, Ltd.                                    1,246,000                         608,679
          * Hsin Chong Construction Group, Ltd.                                  1,569,658                         101,036
            Hua Han Bio-Pharmaceutical Holdings, Ltd.                              208,000                          25,510
          * Huabao International Holdings, Ltd.                                     19,300                           3,333
            Huafeng Textile International Group, Ltd.                              248,000                          13,826
          * Hualing Holdings, Ltd.                                               1,344,000                          23,688
            Hung Hing Printing Group, Ltd.                                         684,122                         496,630
          * Hycomm Wireless, Ltd.                                                4,709,000                          41,073
            I-Cable Communications, Ltd.                                         2,155,000                         713,726
          * I-China Holdings, Ltd.                                                 375,756                           9,469
            IDT International, Ltd.                                              4,028,486                         554,041
          * Imagi International Holdings, Ltd.                                     137,400                          19,442
          * Innomaxx Biotechnology Group, Ltd.                                   3,050,000                          48,925
          * Interchina Holdings Co., Ltd.                                        8,130,000                          75,061
            International Bank of Asia, Ltd.                                     1,098,000                         429,347
          * Inworld Group, Ltd.                                                      3,054                               6
            ITC Corp., Ltd.                                                        466,157                          30,784
            JCG Holdings, Ltd.                                                     904,000                         933,738
            Jinhui Holdings Co., Ltd.                                              280,000                          84,674
          * Joyce Boutique Holdings, Ltd.                                          514,000                          44,746
          * Junefield Department Store Group, Ltd.                                 256,000                           3,130
          # K Wah International Holdings, Ltd.                                   3,096,364                         969,197
            K. Wah Construction Materials, Ltd.                                  2,455,075                       1,814,438
          * Kader Holdings Co., Ltd.                                               545,600                          13,579
          * Kanstar Environmental Paper Products Holdings, Ltd.                  1,220,000                          48,594
            Karrie International Holdings, Ltd.                                    488,000                         212,937
            Keck Seng Investments (Hong Kong), Ltd.                                858,600                         236,741
            Kee-Shing Holdings Co., Ltd.                                           886,000                          93,598
            Kin Yat Holdings, Ltd.                                                 586,000                          54,302
            King Fook Holdings, Ltd.                                             1,000,000                          66,444
          * King Pacific International Holdings, Ltd.                            1,404,200                          22,045
            Kingdee International Software Group Co., Ltd.                         638,000                         141,616
            Kingmaker Footwear Holdings, Ltd.                                    1,058,750                         299,097
          * Kong Sun Holdings, Ltd.                                              2,198,000                           7,071
            Kowloon Development Co., Ltd.                                          706,000                         810,680
          * KPI Co., Ltd.                                                          396,000                           7,442
            KTP Holdings, Ltd.                                                     560,400                          33,902
            Kwoon Chung Bus Holdings, Ltd.                                         556,000                         118,480

          * Lai Sun Development Co., Ltd.                                        7,592,000                         110,997
          * Lai Sun Garment (International), Ltd.                                2,325,000                         140,326
            Lam Soon (Hong Kong), Ltd.                                             302,310                         108,190
            Le Saunda Holdings, Ltd.                                               236,000                          36,430
          * Leadership Publishing Group, Ltd.                                      250,511                             484
          * Leading Spirit High-Tech Holdings Co., Ltd.                          2,310,000                           2,973
            Lee & Man Holdings, Ltd.                                               566,000                          89,449
            Lerado Group (Holding) Co., Ltd.                                     1,048,000                         110,627
          * LifeTec Group, Ltd.                                                  1,383,000                          13,344
            Lippo, Ltd.                                                          1,074,760                         261,394
            Liu Chong Hing Bank, Ltd.                                              537,000                         809,597
            Liu Chong Hing Investment, Ltd.                                        635,200                         615,573
            Luk Fook Holdings (International), Ltd.                                690,000                         210,456
            Luks Industrial Group, Ltd.                                            645,555                          94,996
            Lung Kee (Bermuda) Holdings, Ltd.                                    1,071,875                         715,516
          * MACRO-LINK International Holdings, Ltd.                              1,036,250                          26,332
          * Mae Holdings, Ltd.                                                     111,000                           1,267
            Magnificent Estates, Ltd.                                            8,368,000                         169,275
          * Magnum International Holdings, Ltd.                                    300,000                           4,054
            Mainland Headwear Holdings, Ltd.                                       410,000                         131,363
          * Mansion House Group, Ltd.                                            1,820,000                          24,606
            Matrix Holdings, Ltd.                                                  402,000                         122,362
          * Matsunichi Communications Holdings, Ltd.                               388,000                          95,624
          * Mei Ah Entertainment Group, Ltd.                                     1,142,000                          40,780
            Melbourne Enterprises, Ltd.                                             45,500                         187,363
          # Melco International Development, Ltd.                                1,000,000                       1,194,260
            Midas International Holdings, Ltd.                                     774,000                          58,567
            Midland Realty (Holding), Ltd.                                       1,110,000                         617,215
          * Millennium Group, Ltd.                                               1,392,000                           3,762
          * Min Xin Holdings, Ltd.                                                 753,200                         134,989
            Miramar Hotel & Investment Co., Ltd.                                   607,000                         931,442
          * Morning Star Resources, Ltd.                                         1,845,000                          14,848
          # Moulin International Holdings, Ltd.                                    699,274                         454,425
            Multi-Asia International Holdings, Ltd.                                460,920                          41,363
            Nanyang Holdings, Ltd.                                                 137,500                         159,486
            National Electronics Holdings, Ltd.                                  2,156,000                          67,181
            Natural Beauty Bio-Technology, Ltd.                                  1,610,000                         120,116
            New Island Printing Holdings, Ltd.                                     176,000                          15,401
          * New World China Land, Ltd.                                           1,807,600                         584,958
          * New World Cyberbase, Ltd.                                               72,628                           3,297
          * New World TMT, Ltd.                                                  1,380,600                          85,911
            Newocean Green Energy Holdings, Ltd.                                   393,120                          35,183
          * Next Media, Ltd.                                                     1,792,000                         832,246
          # Ngai Lik Industrial Holdings, Ltd.                                   1,556,000                         307,135
          * Nippon Asia Investments Holdings, Ltd.                               1,573,200                          14,271
        # * Onfem Holdings, Ltd.                                                 1,266,000                          85,963
            Orient Power Holdings, Ltd.                                            804,000                          27,869
          * Oriental Metals, Ltd.                                                  711,780                         278,938
            Oriental Press Group, Ltd.                                           3,250,000                         959,413
            Oriental Watch Holdings, Ltd.                                          398,000                          81,301
            Pacific Andes International Holdings, Ltd.                           1,172,000                         192,579
            Pacific Century Insurance Holdings, Ltd.                             1,272,000                         521,693
            Pacific Century Premium Developments, Ltd.                           3,075,000                         923,238
          * Pacific Plywood Holdings, Ltd.                                       4,430,000                          16,543
          # Paul Y. ITC Construction Holdings, Ltd.                              2,309,062                         659,943
            Peace Mark Holdings, Ltd.                                            1,138,022                         302,659
            Pegasus International Holdings, Ltd.                                   226,000                          31,409

            Perfectech International Holdings, Ltd.                                571,450                          45,429
            Pico Far East Holdings, Ltd.                                         1,190,000                         193,832
            Playmates Holdings, Ltd.                                             2,223,000                         429,021
            Pokfulam Development Co., Ltd.                                         234,000                          94,755
          * Poly Investments Holdings, Ltd.                                      2,670,000                          42,878
            Prime Success International Group, Ltd.                              2,366,000                         658,313
          # Proview International Holdings, Ltd.                                   944,000                         104,958
        # * QPL International Holdings, Ltd.                                     1,191,000                         143,325
            Quality Healthcare Asia, Ltd.                                          133,800                          34,169
            Raymond Industrial, Ltd.                                               605,400                         186,648
          # Regal Hotels International Holdings, Ltd.                           11,656,000                       1,071,728
          * Rexcapital International Holdings, Ltd.                              1,272,905                          27,404
          * Riche Multi-Media Holdings, Ltd.                                     7,060,000                         317,830
          * Rivera Holdings, Ltd.                                                3,620,000                         102,374
          * Riverhill Holdings, Ltd.                                                 4,072                              57
            Road King Infrastructure, Ltd.                                         656,000                         501,212
            Roadshow Holdings, Ltd.                                              1,456,000                         166,263
            S.A.S.Dragon Holdings, Ltd.                                          1,696,000                         182,938
          # SA SA International Holdings, Ltd.                                   1,872,000                         913,465
            Safety Godown Co., Ltd.                                                408,000                         218,436
            Saint Honore Holdings, Ltd.                                            128,000                          44,105
            San Miguel Brewery Hong Kong, Ltd.                                     612,800                         147,831
            SCMP Group, Ltd.                                                     2,276,000                         994,300
            Sea Holdings, Ltd.                                                     832,000                         336,693
          * Seapower Resources International, Ltd.                                 151,680                           2,767
            SEEC Media Group, Ltd.                                               2,550,000                          88,505
          * Shanghai Allied Cement, Ltd.                                         1,152,080                          41,838
          * Shanghai Century Holdings, Ltd.                                      7,142,000                         156,074
          * Shanghai Land Holdings, Ltd.                                         1,464,000                               0
          * Shanghai Ming Yuan Holdings, Ltd.                                    3,090,000                         328,991
          # Shanghai Real Estates, Ltd.                                          2,234,000                         223,623
            Shaw Brothers Hong Kong, Ltd.                                          134,000                         167,176
            Shell Electric Manufacturing (Holdings) Co., Ltd.                      782,172                         142,141
            Shenyin Wanguo (Hong Kong), Ltd.                                       847,500                          72,869
            Shenzhen International Holdings, Ltd.                               13,502,500                         450,303
            Shougang Concord Century Holdings, Ltd.                              1,676,000                         137,742
          * Shougang Concord Grand (Group), Ltd.                                 1,701,000                         148,298
          * Shougang Concord International Enterprises Co., Ltd.                 6,380,000                         473,712
          * Shougang Concord Technology Holdings, Ltd.                           2,639,809                         131,371
            Shui On Construction & Materials, Ltd.                                 468,000                         533,419
          * Shun Ho Resources Holdings, Ltd.                                       483,000                          38,922
            Shun Ho Technology Holdings, Ltd.                                    1,037,452                          88,968
            Silver Grant International Industries, Ltd.                          2,423,000                         769,413
          * Sincere Co., Ltd.                                                      505,500                          31,953
          # Singamas Container Holdings, Ltd.                                      838,000                         574,739
            Sino Golf Holdings, Ltd.                                               438,000                          44,103
          * Sinocan Holdings, Ltd.                                                 350,000                           1,757
          * Sinochem Hong Kong Holdings, Ltd.                                    2,872,000                          58,393
          * Sino-I.com, Ltd.                                                    23,783,158                         452,019
            Sinolink Worldwide Holdings, Ltd.                                    3,933,600                         650,655
            Sinopec Kantons Holdings, Ltd.                                       1,638,000                         235,616
          * Skynet (International Group) Holdings, Ltd.                                976                              75
            SNP Leefung Holdings, Ltd.                                             180,000                          29,405
          * Softbank Investment International (Strategic), Ltd.                  7,398,000                          73,978
          * Solartech International Holdings, Ltd.                                  49,600                           1,890
            South China Brokerage Co., Ltd.                                      4,872,000                          53,864
            South China Industries, Ltd.                                         1,124,000                         104,141

          * South Sea Holdings Co., Ltd.                                        27,550,000                         119,537
            Southeast Asia Properties & Finance, Ltd.                              263,538                          37,643
            Starlight International Holdings, Ltd.                               1,311,292                         114,213
            Starlite Holdings, Ltd.                                                694,000                          76,735
            Stelux Holdings International, Ltd.                                  1,307,702                         152,298
            Styland Holdings, Ltd.                                                 101,808                             328
            Sun Hing Vision Group Holdings, Ltd.                                   358,000                         148,986
            Sun Hung Kai & Co., Ltd.                                             2,048,600                         540,019
          * Sun Innovation Holdings, Ltd.                                        1,420,360                          11,665
          * Sun Media Group Holdings, Ltd.                                       9,814,000                          12,476
        # * Sunday Communications, Ltd.                                          4,441,000                         366,019
            Sunway International Holdings, Ltd.                                    866,000                          35,140
          * Suwa International Holdings, Ltd.                                    1,062,000                          33,482
            SW Kingsway Capitol Holdings, Ltd.                                   2,206,000                          89,260
            Symphony Holdings, Ltd.                                                982,000                         209,159
            Tack Fat Group International, Ltd.                                   1,472,000                         186,510
          * Tack Hsin Holdings, Ltd.                                               542,000                          24,182
            Tai Cheung Holdings, Ltd.                                            1,013,000                         557,987
            Tai Fook Securities Group, Ltd.                                        590,000                          76,565
            Tai Sang Land Development, Ltd.                                        471,984                         169,270
            Tak Shun Technology Group, Ltd.                                      2,088,000                          85,443
            Tak Sing Alliance Holdings, Ltd.                                     2,909,865                         121,544
          # Tan Chong International, Ltd.                                        1,182,000                         212,901
            TCC International Holdings, Ltd.                                     1,124,000                         194,844
          # TCL International Holdings, Ltd.                                     3,228,000                         598,780
          * Technology Venture Holdings, Ltd.                                      586,000                           9,618
          * Termbray Industries International (Holdings), Ltd.                   2,304,900                         148,301
            Tern Properties Co., Ltd.                                               61,200                          19,689
            Texwinca Holdings, Ltd.                                                858,000                         710,113
          * The Sun's Group, Ltd.                                               17,004,000                          21,881
          * Tian An China Investments Co., Ltd.                                  1,238,275                         317,932
            Tian Teck Land, Ltd.                                                 1,098,000                         394,661
            Tianjin Development Holdings, Ltd.                                   1,118,000                         416,504
            Tingyi (Cayman Islands) Holding Corp.                                2,400,000                         646,197
            Titan Petrochemicals Group, Ltd.                                     5,500,000                         536,738
          * Tomorrow International Holdings, Ltd.                                  165,000                          12,780
            Tongda Group Holdings, Ltd.                                          1,020,000                          19,820
            Tonic Industries Holdings, Ltd.                                      1,380,000                          34,827
            Top Form International, Ltd.                                         1,586,000                         453,323
            Topsearch International (Holdings), Ltd.                               204,000                          25,145
            Tristate Holdings, Ltd.                                                138,000                          31,965
            Truly International Holdings, Ltd.                                     572,000                         772,761
            Tungtex (Holdings) Co., Ltd.                                           788,000                         293,779
          * Tysan Holdings, Ltd.                                                 1,040,773                          32,679
          * U-Cyber Technology Holdings, Ltd.                                      432,800                           7,909
          * United Power Investment, Ltd.                                        1,664,000                         151,393
          * Universal Holdings Ltd                                               2,770,000                          39,923
          * Universe International Holdings, Ltd.                                  573,339                           3,682
            U-Right International Holdings, Ltd.                                 2,040,000                          75,791
            USI Holdings, Ltd.                                                     928,999                         322,063
            Van Shung Chong Holdings, Ltd.                                         359,335                          39,271
          * Vanda Systems & Communications Holdings, Ltd.                        7,846,000                         707,220
          # Varitronix International, Ltd.                                         534,293                         467,169
            Veeko International Holdings, Ltd.                                   1,420,000                          58,217
            Victory City International Holdings, Ltd.                              855,350                         277,318
            Vital Biotech Holdings, Ltd.                                           470,000                          15,113
          # Vitasoy International Holdings, Ltd.                                 1,423,000                         466,105

          * Vtech Holdings, Ltd.                                                   115,000                         268,662
            Wah Ha Realty Co., Ltd.                                                278,600                          53,060
          * Wah Nam International Holdings, Ltd.                                    38,696                             751
            Wai Kee Holdings, Ltd.                                               1,265,738                         253,796
            Wang On Group, Ltd.                                                     47,897                          17,511
            Wellnet Holdings, Ltd.                                               2,059,200                         117,689
            Wheelock Properties, Ltd.                                            2,360,000                       1,271,649
          * Winfoong International, Ltd.                                         1,210,000                          82,123
            Wing On Co. International, Ltd.                                        565,000                         809,694
          * Wing Shan International, Ltd.                                          896,000                          43,025
            Wisdom Venture Holdings, Ltd.                                          398,000                          30,337
            Wong's International (Holdings), Ltd.                                  737,641                          72,640
          * Wonson International Holdings, Ltd.                                  4,040,000                           5,719
            World Houseware (Holdings), Ltd.                                       605,700                          17,836
            Y. T. Realty Group, Ltd.                                               965,000                         154,956
            Yangtzekiang Garment Manufacturing Co., Ltd.                           607,500                         147,522
          * Yanion International Holdings, Ltd.                                    118,000                          12,046
          * Yaohan International Holdings, Ltd.                                    974,000                               0
            Yau Lee Holdings, Ltd.                                                 534,000                          46,845
            YGM Trading, Ltd.                                                      228,000                         376,056
            Yip's Chemical Holdings, Ltd.                                          674,000                         188,221
            Yugang International, Ltd.                                          11,916,000                         187,413
          * Yunnan Enterprises Holdings, Ltd.                                      240,000                          11,848
          * Zhu Kuan Development Co., Ltd.                                         646,000                          40,843
                                                                                                            --------------
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    (Cost $53,797)                                                                                                  53,800
                                                                                                            --------------

    RIGHTS/WARRANTS -- (0.0%)
          * China Credit Holdings Warrants 09/30/09                                174,000                           1,567
          * Global Green Tech Group, Ltd. Warrants 07/07/07                        133,600                               0
          * Global Green Tech Group, Ltd. Warrants 07/07/08                        133,600                               0
          * Hualing Holdings, Ltd. Rights 07/11/05                               2,016,000                           9,589
          * Lai Sun Garment (International), Ltd. Rights 06/24/05                  290,625                             374
          * Playmates Holdings, Ltd. Warrants 05/23/06                             444,600                          18,308
          * Quality Healthcare Asia, Ltd. Warrants 01/13/07                         26,760                             372
          * Sino Gas Group, Ltd. Rights 07/21/05                                 2,784,000                               0
          * U-Right International Holdings, Ltd. Rights 07/15/05                 1,020,000                           5,081
                                                                                                            --------------
    TOTAL RIGHTS/WARRANTS
    (Cost $37,827)                                                                                                  35,291
                                                                                                            --------------

    TOTAL -- HONG KONG
    (Cost $104,919,780)                                                                                         94,190,545
                                                                                                            --------------

    SINGAPORE -- (13.2%)
    COMMON STOCKS -- (13.2%)
          * Acma, Ltd.                                                           3,040,700                          71,544
            Airocean Group, Ltd.                                                 1,649,000                         194,875
          * Alliance Technology & Development, Ltd.                                156,000                           9,716
            Amtek Engineering, Ltd.                                                799,625                         445,398
            Apollo Enterprises, Ltd.                                               193,000                          62,965

            Armstrong Industrial Corp.                                           1,460,000                         112,677
          * ASA Group Holdings, Ltd.                                               586,000                          69,929
            Ascott Group, Ltd.                                                   1,807,250                         486,338
            Aussino Group, Ltd.                                                    967,000                         174,635
            Benjamin (F.J.) Holdings, Ltd.                                       1,095,000                         156,201
          # Beyonics Technology, Ltd.                                            1,945,800                         390,757
          * Blu Inc. Group, Ltd..                                                  729,000                          67,026
            Bonvests Holdings, Ltd.                                                825,000                         269,191
            Brilliant Manufacturing, Ltd.                                        1,855,000                         515,380
          * Broadway Industrial Group, Ltd.                                        461,000                         104,939
            Bukit Sembawang Estates, Ltd.                                           71,334                         575,096
          * Central Properties, Ltd.                                                66,000                               0
            CH Offshore, Ltd.                                                      823,200                         173,030
          * Chemical Industries (Far East), Ltd.                                   105,910                          33,296
            China Merchants Holdings Pacific, Ltd.                                 652,000                         212,033
            Chip Eng Seng Corp., Ltd.                                            1,775,000                         136,643
            Chosen Holdings, Ltd.                                                1,284,000                         140,927
          # Chuan Hup Holdings, Ltd.                                             4,385,000                       2,013,122
            Chuan Soon Huat Industrial Group, Ltd.                                 614,000                         105,615
            CIH, Ltd.                                                              498,460                         797,289
          * CK Tang, Ltd.                                                          614,000                         134,700
          * Compact Metal Industries, Ltd.                                         643,000                           5,721
            Courts Singapore, Ltd.                                                 495,000                         161,504
          * CSC Holdings, Ltd.                                                     672,000                          11,958
            CSE Global, Ltd.                                                     1,262,000                         511,131
            CWT Distribution, Ltd.                                                 461,500                         185,514
            Eagle Brand Holdings, Ltd.                                           5,158,000                         229,564
            Eastern Asia Technology, Ltd.                                        1,844,260                         234,384
          * Eastgate Technology, Ltd.                                              870,000                          36,190
          * Econ International, Ltd.                                             2,267,000                          60,513
            ECS Holdings, Ltd.                                                   1,375,000                         236,126
            Eng Wah Organisation, Ltd.                                             265,000                          47,835
          * Firstlink Investments Corp., Ltd.                                      995,000                          38,170
            Freight Links Express Holdings, Ltd.                                 3,368,000                         159,400
            Frontline Technologies Corp., Ltd.                                   3,170,000                         225,297
            Fu Yu Manufacturing, Ltd.                                            2,273,750                         751,779
            Fuji Offset Plates Manufacturing, Ltd.                                  33,750                           5,906
            G & W Group Holdings, Ltd.                                             252,314                          22,470
            GB Holdings, Ltd.                                                      200,000                         112,563
            Ges International, Ltd.                                              2,909,000                       1,255,045
            GK Goh Holdings, Ltd.                                                1,494,000                         845,905
          # Goodpack, Ltd.                                                       1,592,000                       1,290,578
            GP Industries, Ltd.                                                  1,516,000                         764,065
            Guocoland, Ltd.                                                      1,215,000                       1,072,331
            Hiap Moh Corp., Ltd.                                                    34,874                           6,516
            Ho Bee Investment, Ltd.                                                761,000                         162,234
            Hong Fok Corp., Ltd.                                                 1,796,000                         249,986
          # Hong Leong Asia, Ltd.                                                1,048,000                         561,397
          * Horizon Education & Technologies, Ltd.                               2,054,000                          66,444
            Hotel Grand Central, Ltd.                                              875,280                         246,412
            Hotel Plaza, Ltd.                                                    1,189,000                         676,950
            Hotel Properties, Ltd.                                               1,675,000                       1,240,125
            Hour Glass, Ltd.                                                       298,000                         126,084
            HTL International Holdings, Ltd.                                     1,471,875                       1,203,098
            Huan Hsin Holdings, Ltd.                                             1,138,400                         565,918
            Hup Seng Huat, Ltd.                                                    900,200                         223,861
            Hwa Hong Corp., Ltd.                                                 2,488,000                         871,289

            IDT Holdings, Ltd.                                                     718,000                         953,310
          * Inno-Pacific Holdings, Ltd.                                            680,000                           5,983
            Innovalues Precision, Ltd.                                             520,000                         169,374
            International Factors (Singapore), Ltd.                                290,000                         100,856
          * Internet Technology Group, Ltd.                                        874,408                          18,173
          * Interra Resources, Ltd.                                                 37,086                           6,564
          * Intraco, Ltd.                                                          292,500                          51,920
            Isetan (Singapore), Ltd.                                               122,500                         226,893
          # Jaya Holdings, Ltd.                                                  2,733,000                       1,781,140
            JK Yaming International, Ltd.                                          907,000                         196,385
            Jurong Cement, Ltd.                                                    132,500                          55,410
            Jurong Engineering, Ltd.                                               137,000                         201,300
            Jurong Technologies Industrial Corp., Ltd.                           1,446,000                       1,501,942
            K1 Ventures, Ltd.                                                    5,340,500                         852,500
            Keppel Telecommunications and Transportation, Ltd.                   2,058,000                       1,232,312
            Khong Guan Flour Milling, Ltd.                                          19,000                          18,032
            Kian Ann Engineering, Ltd.                                             868,000                          79,724
            Kian Ho Bearings, Ltd.                                                 521,000                          47,688
          * Koh Brothers, Ltd.                                                   1,494,000                          75,037
          * L & M Group Investments, Ltd.                                        7,107,100                          21,079
          # Labroy Marine, Ltd.                                                  3,343,000                       1,578,142
          * LanTroVision (S), Ltd.                                               1,117,500                          19,770
            Lee Kim Tah Holdings, Ltd.                                           1,600,000                         255,887
          * Leong Hin Holdings, Ltd.                                               526,000                         113,865
          * Liang Huat Aluminium, Ltd.                                           2,954,000                           8,761
            Lion Asiapac, Ltd.                                                     473,000                          43,419
            Low Keng Huat Singapore, Ltd.                                          372,000                          88,152
            Lum Chang Holdings, Ltd.                                             1,134,030                         184,704
            Magnecomp International, Ltd.                                          931,000                         523,996
            Manufacturing Integration Technology, Ltd.                             588,000                          48,434
            MCL Land, Ltd.                                                       1,427,000                       1,115,464
          * Mediaring.Com, Ltd.                                                  3,410,000                         302,551
            Metro Holdings, Ltd.                                                 2,256,960                         681,357
            MMI Holdings, Ltd.                                                   1,994,000                         476,719
            Multi-Chem, Ltd.                                                     1,263,000                         160,899
            Nera Telecommunications, Ltd.                                        1,450,000                         330,360
            New Toyo Intenational Holdings, Ltd.                                 1,043,000                         320,987
            Norelco Centreline Holdings, Ltd.                                      941,000                         255,115
          * Orchard Parade Holdings, Ltd.                                        1,084,022                         237,057
          # Osim International, Ltd.                                             1,638,000                       1,037,436
            Ossia International, Ltd.                                              728,332                          66,855
            Pan-United Corp., Ltd.                                               2,193,000                         390,756
            Pan-United Marine, Ltd.                                              1,096,500                         188,666
            PCI, Ltd.                                                              734,000                         234,273
            Pertama Holdings, Ltd.                                                 459,750                          77,711
            Popular Holdings, Ltd.                                               1,813,000                         360,268
            PSC Corp., Ltd.                                                      5,723,200                         323,355
          * Qian Hu Corp., Ltd.                                                    408,200                          65,114
            Robinson & Co., Ltd.                                                   284,832                       1,022,219
            Rotary Engineering, Ltd.                                             1,624,000                         360,156
            San Teh, Ltd.                                                          838,406                         156,360
            SBS Transit, Ltd.                                                    1,011,000                       1,345,077
            Sea View Hotel, Ltd.                                                    66,000                           3,058
          * Seatown Corp., Ltd.                                                    101,000                           1,797
            Sembawang Kimtrans, Ltd.                                             1,295,000                         161,334
            Sin Soon Huat, Ltd.                                                  1,307,000                          92,539
            Sing Investments & Finance, Ltd.                                        94,500                         107,117

          # Singapore Food Industries, Ltd.                                      1,707,000                       1,091,786
            Singapore Reinsurance Corp., Ltd                                     1,540,935                         242,324
            Singapore Shipping Corp., Ltd.                                       1,930,000                         611,153
            Singapura Finance, Ltd.                                                139,250                         125,602
            SMB United, Ltd.                                                     2,010,000                         173,079
            SNP Corp., Ltd.                                                        466,495                         248,738
          * SP Corp., Ltd.                                                         454,000                          17,047
            Ssangyong Cement (Singapore), Ltd.                                     236,000                         123,518
            Stamford Land Corp., Ltd.                                            3,229,000                         488,210
            Straits Trading Co., Ltd.                                            1,117,200                       1,502,844
          * Sunright, Ltd.                                                         378,000                          51,088
            Superbowl Holdings, Ltd.                                               490,000                          58,297
            Superior Metal Printing, Ltd.                                          490,500                          50,937
            Thakral Corp., Ltd.                                                  6,028,000                         428,587
            Tiong Woon Corp. Holding, Ltd.                                         906,000                         128,493
          * Transmarco, Ltd.                                                       106,500                          49,275
            Trek 2000 International, Ltd.                                        1,004,000                         231,273
            TSM Resources, Ltd.                                                  1,502,000                         266,901
          # TT International, Ltd.                                               2,109,600                         224,458
          * Tuan Sing Holdings, Ltd.                                             3,362,000                         188,481
          * Ultro Technologies, Ltd.                                               530,000                          23,579
            Unisteel Technology, Ltd.                                              974,000                         979,096
            United Engineers, Ltd.                                                 846,666                         853,229
            United Overseas Insurance, Ltd.                                        125,500                         267,995
            United Pulp & Paper Co., Ltd.                                          354,000                         104,974
            UOB-Kay Hian Holdings, Ltd.                                          1,602,000                         906,137
            Vicom, Ltd.                                                            120,000                          66,818
            WBL Corp., Ltd.                                                        647,000                       1,279,961
            Xpress Holdings, Ltd.                                                1,392,000                          37,278
          * Yongnam Holdings, Ltd.                                               1,506,000                          26,800
                                                                                                            --------------
    TOTAL COMMON STOCKS
    (Cost $56,377,024)                                                                                          53,100,895
                                                                                                            --------------

    INVESTMENT IN CURRENCY -- (0.0%)
          * Singapore Dollars
    (Cost $54,985)                                                                                                  54,395
                                                                                                            --------------

    RIGHTS/WARRANTS -- (0.0%)
          * China Dairy Group Warrants 12/22/07
    (Cost $0)                                                                      300,400                           8,909
                                                                                                            --------------
    TOTAL -- SINGAPORE
    (Cost $56,432,009)                                                                                          53,164,199
                                                                                                            --------------

    NEW ZEALAND -- (5.3%)
    COMMON STOCKS -- (5.3%)
            AFFCO Holdings, Ltd.                                                 1,806,887                         551,731
            Cavalier Corp., Ltd.                                                   283,674                         798,426
            CDL Hotels New Zealand, Ltd.                                         1,387,344                         528,756
            CDL Investments New Zealand, Ltd.                                      328,510                          72,978
            Colonial Motor Co., Ltd.                                               126,795                         271,584
            Ebos Group, Ltd.                                                       112,108                         331,369
          * Evergreen Forests, Ltd.                                                323,301                          67,506
            Hallenstein Glassons Holdings, Ltd.                                    241,638                         679,773
            Hellaby Holdings, Ltd.                                                 201,679                         819,895

            Horizon Energy Distribution, Ltd.                                       40,420                         121,748
            Met Lifecare, Ltd.                                                     270,895                         623,979
            Michael Hill International, Ltd.                                       156,746                         827,608
          * New Zealand Oil & Gas, Ltd.                                            584,872                         405,068
            New Zealand Refining Co., Ltd.                                          84,779                       2,641,398
            Northland Port Corp. (New Zealand), Ltd.                               219,997                         466,707
          # Nuplex Industries, Ltd.                                                271,267                         843,422
          * Pacific Retail Group, Ltd.                                             194,156                         263,677
            Port of Tauranga, Ltd.                                                 541,952                       1,867,408
          * Provenco Group, Ltd.                                                   281,600                         164,610
            Pyne Gould Guinness, Ltd.                                              229,634                         320,792
            Restaurant Brand New Zealand, Ltd.                                     369,175                         418,053
            Richina Pacific, Ltd.                                                  309,644                         146,280
          * Rubicon, Ltd.                                                          995,760                         712,566
            Ryman Healthcare Group, Ltd.                                           415,999                       1,123,622
            Sanford, Ltd.                                                          418,047                       1,337,912
            Scott Technology, Ltd.                                                  60,843                         113,834
          * Seafresh Fisheries (NZ)                                                 80,520                           1,569
            South Port New Zealand, Ltd.                                            30,744                          23,459
            Steel & Tube Holdings, Ltd.                                            379,638                       1,266,055
          * Tasman Farms, Ltd.                                                     157,056                               0
            Taylors Group, Ltd.                                                     29,646                          54,296
            Tourism Holdings, Ltd.                                                 402,452                         511,089
          * Trans Tasman Properties, Ltd.                                        2,311,308                         660,740
            Waste Management NZ, Ltd.                                              430,471                       2,010,186
            Wrightson, Ltd.                                                        279,834                         339,152
                                                                                                            --------------
    TOTAL COMMON STOCKS
    (Cost $11,898,695)                                                                                          21,387,248
                                                                                                            --------------

    INVESTMENT IN CURRENCY -- (0.0%)
          * New Zealand Dollar
    (Cost $26,638)                                                                                                  26,181
                                                                                                            --------------

    TOTAL -- NEW ZEALAND
    (Cost $11,925,333)                                                                                          21,413,429
                                                                                                            --------------
    MALAYSIA -- (0.0%)
    COMMON STOCKS -- (0.0%)
          * Aliran Ihsan Resources Berhad                                            1,650                             219
          * Autoways Holdings Berhad                                                10,000                           3,395
          * Promet Berhad                                                        1,143,000                               0
          * Rekapacific Berhad                                                     473,000                               0
                                                                                                            --------------
    TOTAL COMMON STOCKS
    (Cost $798,985)                                                                                                  3,614
                                                                                                            --------------

    PREFERRED STOCKS -- (0.0%)
          * Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible
            Preferred Shares
    (Cost $229,462)                                                                 17,882                             965
                                                                                                            --------------
    TOTAL -- MALAYSIA
    (Cost $1,028,447)                                                                                                4,579
                                                                                                            --------------

    UNITED STATES -- (0.0%)
    COMMON STOCKS -- (0.0%)
          * Exergy, Inc.
    (Cost $0)                                                                        7,260                               0
                                                                                                            --------------

    TEMPORARY CASH INVESTMENTS -- (13.5%)

          ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
            USA 2.98% and 2.93%, respectively, 07/01/05 (Collateralized by
            $65,028,910 U.S. TIPS 3.625%, 04/15/28 & U.S. STRIPS, rates ranging from 0% to 7.50%, maturities ranging from 08/15/16 to
            02/15/18, valued at $54,110,665) to be repurchased at $53,052,114
            (Cost $53,047,764)                                                     $53,048                      53,047,764

            Repurchase Agreement, PNC Capital Markets, Inc. 3.00%, 07/01/05
            (Collateralized by $992,000 FNMA Notes 2.95%, 11/14/07, valued at
            $993,240) to be repurchased at $978,082 (Cost $978,000)                    978                         978,000
                                                                                                            --------------
    TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $54,025,764)                                                                                          54,025,764
                                                                                                            --------------

TOTAL INVESTMENTS - (100.0%)
(Cost $381,451,656)++                                                                                       $  402,338,472
                                                                                                            --------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
^    Security purchased with cash proceeds from securities on loan.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
++   The cost for federal income tax purposes is $381,501,542.

                 See accompanying Notes to Financial Statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Al Steele, the registrant's President, Chief Executive Officer and Principal Executive Officer, and Denis Taillieu, the registrant's Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Steele and Taillieu determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS - INVESTMENT TRUST

By:    /s/ Al Steele
       ---------------------
       Al Steele
       President, Chief Executive Officer and Principal Executive Officer

Date:  August 31, 2005
       -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Al Steele
       ---------------------
       Al Steele
       President, Chief Executive Officer and Principal Executive Officer

Date:  August 31, 2005
       -------------------------

By:    /s/ Denis Taillieu
       ---------------------
       Denis Taillieu
       Treasurer, Chief Financial and Accounting Officer and Principal Financial Officer

Date:  August 29, 2005
       -------------------------

                                  EXHIBIT INDEX

(a)(1)  Code of Ethics referred to in Item 2.

(a2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act. (EX-99.906CERT)